United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.
Thrivent Aggressive Allocation Fund

Class A: TAAAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.91%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,444,381,628	1,121	22%	$8,892,823

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	8.2%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	3.9%
Thrivent Mid Cap Stock Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Mid Cap Value ETF	1.8%
NVIDIA Corporation	1.8%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	45.8%
Registered Investment Companies	36.1%
Short-Term InvestmentsFootnote Reference*	12.9%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.3%
Commercial Mortgage-Backed Securities	0.1%
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Aggressive Allocation Fund

Class S: TAAIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$38	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,444,381,628	1,121	22%	$8,892,823

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	8.2%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	3.9%
Thrivent Mid Cap Stock Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Mid Cap Value ETF	1.8%
NVIDIA Corporation	1.8%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	45.8%
Registered Investment Companies	36.1%
Short-Term InvestmentsFootnote Reference*	12.9%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.3%
Commercial Mortgage-Backed Securities	0.1%
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund

Class A: AABFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$49	0.97%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$456,662,677	977	48%	$1,218,488

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core International Equity Fund	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.5%
Thrivent Core Emerging Markets Debt Fund	5.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
NVIDIA Corporation	1.6%
Microsoft Corporation	1.3%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	32.4%
Common Stock	30.4%
Registered Investments Companies	25.6%
Short-Term Investments	10.8%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	26.0%
Mortgage-Backed Securities	13.6%
Information Technology	9.6%
Collateralized Mortgage Obligations	6.7%
Financials	5.9%
U.S. Government & Agencies	5.1%
Asset-Backed Securities	4.3%
Industrials	3.9%
Consumer Discretionary	3.4%
Communications Services	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Fund

Class S: IBBFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$456,662,677	977	48%	$1,218,488

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core International Equity Fund	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.5%
Thrivent Core Emerging Markets Debt Fund	5.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
NVIDIA Corporation	1.6%
Microsoft Corporation	1.3%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	32.4%
Common Stock	30.4%
Registered Investments Companies	25.6%
Short-Term Investments	10.8%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	26.0%
Mortgage-Backed Securities	13.6%
Information Technology	9.6%
Collateralized Mortgage Obligations	6.7%
Financials	5.9%
U.S. Government & Agencies	5.1%
Asset-Backed Securities	4.3%
Industrials	3.9%
Consumer Discretionary	3.4%
Communications Services	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund

Class A: AALGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.92%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,448,715,769	1,269	25%	$6,317,473

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.3%
Amazon.com, Inc.	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class C	1.5%
Apple, Inc.	1.3%
Meta Platforms, Inc.	1.2%
Alphabet, Inc., Class A	1.1%
Broadcom, Inc.	1.1%
ASML Holding NV	0.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	79.5%
Short-Term Investments	15.5%
Registered Investments Companies	5.0%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	16.0%
Financials	15.0%
Industrials	12.7%
Health Care	7.6%
Consumer Discretionary	6.7%
Communications Services	6.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	4.0%
Consumer Staples	3.2%
Materials	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Fund

Class S: IILGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.62%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,448,715,769	1,269	25%	$6,317,473

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.3%
Amazon.com, Inc.	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class C	1.5%
Apple, Inc.	1.3%
Meta Platforms, Inc.	1.2%
Alphabet, Inc., Class A	1.1%
Broadcom, Inc.	1.1%
ASML Holding NV	0.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	79.5%
Short-Term Investments	15.5%
Registered Investments Companies	5.0%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	16.0%
Financials	15.0%
Industrials	12.7%
Health Care	7.6%
Consumer Discretionary	6.7%
Communications Services	6.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	4.0%
Consumer Staples	3.2%
Materials	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund

Class A: TBFAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$39	0.79%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$45,435,094	76	181%	$89,855

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	16.7%
U.S. Treasury Notes	14.2%
U.S. Treasury Notes	11.7%
U.S. Treasury Notes	5.5%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	3.2%
Federal Home Loan Mortgage Corporation - REMIC	1.7%
U.S. Treasury Bonds	1.5%
Federal National Mortgage Association Conventional 40-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Government & Agencies	57.1%
Mortgage-Backed Securities	19.3%
Collateralized Mortgage Obligations	14.0%
Commercial Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	53.3
AAA	0.4
U.S. Gov't Guaranteed	43.6

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	96.9%
Short-Term Investments	3.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Fund

Class S: TBFIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$45,435,094	76	181%	$89,855

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	16.7%
U.S. Treasury Notes	14.2%
U.S. Treasury Notes	11.7%
U.S. Treasury Notes	5.5%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	3.2%
Federal Home Loan Mortgage Corporation - REMIC	1.7%
U.S. Treasury Bonds	1.5%
Federal National Mortgage Association Conventional 40-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Government & Agencies	57.1%
Mortgage-Backed Securities	19.3%
Collateralized Mortgage Obligations	14.0%
Commercial Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	53.3
AAA	0.4
U.S. Gov't Guaranteed	43.6

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	96.9%
Short-Term Investments	3.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund

Class A: LBHYX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$41	0.81%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$815,594,265	676	17%	$1,449,555

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
iShares Broad USD High Yield Corporate Bond ETF	1.0%
Venture Global LNG, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.5%
Cloud Software Group, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
1261229 B.C., Ltd.	0.5%
Tenet Healthcare Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	16.6%
Communications Services	13.1%
Financials	12.4%
Consumer Non-Cyclical	11.2%
Energy	11.0%
Capital Goods	10.3%
Technology	8.6%
Basic Materials	5.4%
Utilities	3.4%
Transportation	1.9%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	1.1
Non-Rated	0.3
D	0.0
C	0.0
CA	0.1
CAA	8.9
B	47.3
BA	39.9
BAA	2.3
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	4.7%
Bank Loans	2.3%
Registered Investments Companies	1.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Fund

Class S: LBHIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.55%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$815,594,265	676	17%	$1,449,555

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
iShares Broad USD High Yield Corporate Bond ETF	1.0%
Venture Global LNG, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.5%
Cloud Software Group, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
1261229 B.C., Ltd.	0.5%
Tenet Healthcare Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Consumer Cyclical	16.6%
Communications Services	13.1%
Financials	12.4%
Consumer Non-Cyclical	11.2%
Energy	11.0%
Capital Goods	10.3%
Technology	8.6%
Basic Materials	5.4%
Utilities	3.4%
Transportation	1.9%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	1.1
Non-Rated	0.3
D	0.0
C	0.0
CA	0.1
CAA	8.9
B	47.3
BA	39.9
BAA	2.3
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	4.7%
Bank Loans	2.3%
Registered Investments Companies	1.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Municipal Bond Fund

Class S: THMBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent High Yield Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$30	0.60%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$56,796,235	252	23%	$131,468

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Table Summary
Health Care	22.6%
Education	21.8%
Housing	18.1%
Transportation	10.0%
Industrial Revenue	9.7%
Tax Revenue	7.7%
Utilities	6.1%
Local/State Government	3.4%
Miscellaneous	1.8%
Tobacco Settlement	0.4%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	34.0
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	13.1
BAA	25.2
A	8.4
AA	15.4
AAA	3.0
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Table Summary
Texas	10.0%
Florida	9.6%
Wisconsin	9.3%
New York	9.0%
California	5.4%
Colorado	4.5%
Minnesota	4.1%
Arizona	3.6%
Utah	3.4%
Alabama	2.7%
Other States	40.0%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund

Class A: LUBIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$37	0.75%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,290,442,879	598	34%	$2,106,678

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	1.0%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Angel Oak Mortgage Trust	0.4%
Bank of America Corporation	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	35.7%
Utilities	9.8%
Consumer Non-Cyclical	9.7%
Technology	8.6%
Communications Services	5.7%
Energy	5.6%
Capital Goods	5.4%
Consumer Cyclical	5.3%
U.S. Government & Agencies	3.9%
Collateralized Mortgage Obligations	3.1%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.0
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	7.0
BAA	54.6
A	25.5
AA	4.3
AAA	0.9
U.S. Gov't Guaranteed	4.8

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	98.7%
Short-Term Investments	1.0%
Preferred Stock	0.3%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Fund

Class S: LBIIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,290,442,879	598	34%	$2,106,678

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	1.0%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Angel Oak Mortgage Trust	0.4%
Bank of America Corporation	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	35.7%
Utilities	9.8%
Consumer Non-Cyclical	9.7%
Technology	8.6%
Communications Services	5.7%
Energy	5.6%
Capital Goods	5.4%
Consumer Cyclical	5.3%
U.S. Government & Agencies	3.9%
Collateralized Mortgage Obligations	3.1%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.0
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	7.0
BAA	54.6
A	25.5
AA	4.3
AAA	0.9
U.S. Gov't Guaranteed	4.8

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	98.7%
Short-Term Investments	1.0%
Preferred Stock	0.3%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund

Class A: TWAAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$61	1.16%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,078,876,084	1,348	61%	$3,309,639

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.5%
Samsung Electronics Company, Ltd.	2.0%
ASML Holding NV	1.4%
SK Hynix, Inc.	1.4%
Novartis AG	1.1%
Tencent Holdings, Ltd.	1.0%
ABB, Ltd.	1.0%
Shell plc	0.9%
Allianz SE	0.9%
BHP Group, Ltd.	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	24.1%
Information Technology	17.1%
Industrials	14.6%
Materials	7.9%
Energy	6.1%
Health Care	6.0%
Consumer Discretionary	5.7%
Communications Services	4.0%
Consumer Staples	3.4%
Utilities	2.8%

Country Weightings (% of Net Assets)

Table Summary
Japan	13.9%
Canada	7.9%
United Kingdom	7.7%
Taiwan	7.6%
South Korea	5.7%
Switzerland	4.7%
Australia	4.3%
France	4.1%
Netherlands	4.1%
China	3.7%
Other Countries	30.0%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	93.9%
Short-Term Investments	5.3%
Preferred Stock	0.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Fund

Class S: TWAIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$42	0.78%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,078,876,084	1,348	61%	$3,309,639

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.5%
Samsung Electronics Company, Ltd.	2.0%
ASML Holding NV	1.4%
SK Hynix, Inc.	1.4%
Novartis AG	1.1%
Tencent Holdings, Ltd.	1.0%
ABB, Ltd.	1.0%
Shell plc	0.9%
Allianz SE	0.9%
BHP Group, Ltd.	0.9%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	24.1%
Information Technology	17.1%
Industrials	14.6%
Materials	7.9%
Energy	6.1%
Health Care	6.0%
Consumer Discretionary	5.7%
Communications Services	4.0%
Consumer Staples	3.4%
Utilities	2.8%

Country Weightings (% of Net Assets)

Table Summary
Japan	13.9%
Canada	7.9%
United Kingdom	7.7%
Taiwan	7.6%
South Korea	5.7%
Switzerland	4.7%
Australia	4.3%
France	4.1%
Netherlands	4.1%
China	3.7%
Other Countries	30.0%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	93.9%
Short-Term Investments	5.3%
Preferred Stock	0.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund

Class A: AAAGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	0.98%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,361,291,601	44	23%	$12,809,872

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	8.0%
Microsoft Corporation	6.1%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.3%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C	4.6%
Meta Platforms, Inc.	4.1%
Tesla, Inc.	2.8%
Advanced Micro Devices, Inc.	2.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.8%
Registered Investments Companies	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	42.0%
Communications Services	16.4%
Consumer Discretionary	13.2%
Industrials	10.5%
Financials	6.8%
Health Care	5.7%
Consumer Staples	1.8%
Utilities	0.7%
U.S. Unaffiliated Registered Investment Companies	0.7%
Energy	0.6%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Fund

Class S: THLCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.74%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,361,291,601	44	23%	$12,809,872

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	8.0%
Microsoft Corporation	6.1%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.3%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C	4.6%
Meta Platforms, Inc.	4.1%
Tesla, Inc.	2.8%
Advanced Micro Devices, Inc.	2.5%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.8%
Registered Investments Companies	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	42.0%
Communications Services	16.4%
Consumer Discretionary	13.2%
Industrials	10.5%
Financials	6.8%
Health Care	5.7%
Consumer Staples	1.8%
Utilities	0.7%
U.S. Unaffiliated Registered Investment Companies	0.7%
Energy	0.6%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund

Class A: AAUTX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$43	0.82%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,532,248,025	81	15%	$7,280,532

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.2%
Microsoft Corporation	3.1%
Exxon Mobil Corporation	2.9%
Wells Fargo & Company	2.6%
Bank of America Corporation	2.5%
Alphabet, Inc., Class C	2.3%
Cisco Systems, Inc.	2.2%
Qualcomm, Inc.	2.1%
Merck & Company, Inc.	2.1%
Amazon.com, Inc.	2.1%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.7%
Short-Term Investments	3.3%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	17.5%
Information Technology	14.7%
Industrials	12.3%
Health Care	11.7%
Energy	8.8%
Consumer Discretionary	6.8%
Communications Services	6.6%
Utilities	6.3%
Materials	4.4%
Consumer Staples	4.4%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Fund

Class S: TLVIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$30	0.57%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,532,248,025	81	15%	$7,280,532

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.2%
Microsoft Corporation	3.1%
Exxon Mobil Corporation	2.9%
Wells Fargo & Company	2.6%
Bank of America Corporation	2.5%
Alphabet, Inc., Class C	2.3%
Cisco Systems, Inc.	2.2%
Qualcomm, Inc.	2.1%
Merck & Company, Inc.	2.1%
Amazon.com, Inc.	2.1%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.7%
Short-Term Investments	3.3%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	17.5%
Information Technology	14.7%
Industrials	12.3%
Health Care	11.7%
Energy	8.8%
Consumer Discretionary	6.8%
Communications Services	6.6%
Utilities	6.3%
Materials	4.4%
Consumer Staples	4.4%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Fund

Class S: TMCGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$45	0.90%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$32,430,632	75	47%	$123,315

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Monolithic Power Systems, Inc.	4.2%
Vertiv Holdings Company	2.7%
IDEXX Laboratories, Inc.	2.3%
Hilton Worldwide Holdings, Inc.	2.3%
Howmet Aerospace, Inc.	2.3%
Quanta Services, Inc.	2.2%
EMCOR Group, Inc.	2.2%
Amphenol Corporation	1.8%
Casey's General Stores, Inc.	1.8%
Arista Networks, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.2%
Registered Investments Companies	2.2%
Short-Term Investments	1.6%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	26.6%
Information Technology	24.5%
Consumer Discretionary	15.0%
Health Care	12.2%
Financials	7.3%
Consumer Staples	3.1%
U.S. Unaffiliated Registered Investment Companies	2.2%
Energy	2.0%
Utilities	1.5%
Real Estate	1.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund

Class A: AASCX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$52	0.98%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,008,604,514	67	34%	$9,086,546

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Steel Dynamics, Inc.	3.2%
Nokia Oyj ADR	2.8%
Onto Innovation, Inc.	2.5%
First Industrial Realty Trust, Inc.	2.4%
Monolithic Power Systems, Inc.	2.3%
M&T Bank Corporation	2.2%
Howmet Aerospace, Inc.	2.2%
Arch Capital Group, Ltd.	2.1%
Quanta Services, Inc.	2.1%
Devon Energy Corporation	1.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	24.4%
Information Technology	16.4%
Financials	13.5%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	5.3%
Real Estate	4.7%
Energy	4.6%
Utilities	4.2%
Consumer Staples	2.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Fund

Class S: TMSIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$40	0.76%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,008,604,514	67	34%	$9,086,546

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Steel Dynamics, Inc.	3.2%
Nokia Oyj ADR	2.8%
Onto Innovation, Inc.	2.5%
First Industrial Realty Trust, Inc.	2.4%
Monolithic Power Systems, Inc.	2.3%
M&T Bank Corporation	2.2%
Howmet Aerospace, Inc.	2.2%
Arch Capital Group, Ltd.	2.1%
Quanta Services, Inc.	2.1%
Devon Energy Corporation	1.9%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	24.4%
Information Technology	16.4%
Financials	13.5%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	5.3%
Real Estate	4.7%
Energy	4.6%
Utilities	4.2%
Consumer Staples	2.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund

Class A: THMAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.76%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,366,134,331	1,274	25%	$8,655,787

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.3%
Thrivent Large Cap Value Fund, Class S	10.6%
Thrivent International Equity Fund, Class S	4.7%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.6%
Thrivent Mid Cap Stock Fund, Class S	2.4%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Fund, Class S	1.7%
Thrivent Core Emerging Markets Debt Fund	1.4%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	47.4%
Common Stock	25.4%
Short-Term InvestmentsFootnote Reference*	12.8%
U.S. Government & Agencies	5.9%
Mortgage-Backed Securities	5.1%
Private Equity Funds	2.0%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Fund

Class S: TMAIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$27	0.53%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,366,134,331	1,274	25%	$8,655,787

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.3%
Thrivent Large Cap Value Fund, Class S	10.6%
Thrivent International Equity Fund, Class S	4.7%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.6%
Thrivent Mid Cap Stock Fund, Class S	2.4%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Fund, Class S	1.7%
Thrivent Core Emerging Markets Debt Fund	1.4%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	47.4%
Common Stock	25.4%
Short-Term InvestmentsFootnote Reference*	12.8%
U.S. Government & Agencies	5.9%
Mortgage-Backed Securities	5.1%
Private Equity Funds	2.0%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund

Class A: TMAAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$39	0.77%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,633,692,532	1,271	18%	$11,453,297

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.1%
Thrivent Large Cap Value Fund, Class S	9.7%
Thrivent International Equity Fund, Class S	7.3%
Thrivent Global Stock Fund, Class S	5.2%
Thrivent Mid Cap Stock Fund, Class S	3.8%
Thrivent Core International Equity Fund	3.3%
Thrivent Core Emerging Markets Equity Fund	2.0%
Thrivent Small Cap Stock Fund, Class S	1.6%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Thrivent Income Fund, Class S	1.3%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	51.2%
Common Stock	28.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Fund

Class S: TMAFX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.55%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,633,692,532	1,271	18%	$11,453,297

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.1%
Thrivent Large Cap Value Fund, Class S	9.7%
Thrivent International Equity Fund, Class S	7.3%
Thrivent Global Stock Fund, Class S	5.2%
Thrivent Mid Cap Stock Fund, Class S	3.8%
Thrivent Core International Equity Fund	3.3%
Thrivent Core Emerging Markets Equity Fund	2.0%
Thrivent Small Cap Stock Fund, Class S	1.6%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Thrivent Income Fund, Class S	1.3%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	51.2%
Common Stock	28.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund

Class A: TCAAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$40	0.80%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,213,326,884	1,269	25%	$2,513,476

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Fund, Class S	12.0%
Thrivent Large Cap Growth Fund, Class S	7.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.2%
Thrivent Income Fund, Class S	5.4%
Thrivent Core High Yield Bond Fund	3.6%
Thrivent Short-Term Bond Fund, Class S	3.1%
Thrivent International Equity Fund, Class S	2.9%
Thrivent Core Emerging Markets Debt Fund	2.6%
U.S. Treasury Notes	2.2%
Thrivent High Yield Fund, Class S	2.1%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	50.8%
Common Stock	12.8%
Short-Term InvestmentsFootnote Reference*	12.2%
U.S. Government & Agencies	10.8%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	2.7%
Private Equity Funds	1.3%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.6%
Corporate Bonds
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Fund

Class S: TCAIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.56%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,213,326,884	1,269	25%	$2,513,476

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Fund, Class S	12.0%
Thrivent Large Cap Growth Fund, Class S	7.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.2%
Thrivent Income Fund, Class S	5.4%
Thrivent Core High Yield Bond Fund	3.6%
Thrivent Short-Term Bond Fund, Class S	3.1%
Thrivent International Equity Fund, Class S	2.9%
Thrivent Core Emerging Markets Debt Fund	2.6%
U.S. Treasury Notes	2.2%
Thrivent High Yield Fund, Class S	2.1%

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	50.8%
Common Stock	12.8%
Short-Term InvestmentsFootnote Reference*	12.2%
U.S. Government & Agencies	10.8%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	2.7%
Private Equity Funds	1.3%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.6%
Corporate Bonds
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund

Class A: AMMXX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$15	0.31%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,330,195,265	185	$3,655,836

What did the Fund invest in?

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.8%
U.S. Treasury Debt	28.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	17.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.1%
Investment Company	1.3%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Fund

Class S: AALXX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$16	0.33%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$3,330,195,265	185	$3,655,836

What did the Fund invest in?

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.8%
U.S. Treasury Debt	28.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	17.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.1%
Investment Company	1.3%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund

Class A: AAINX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$44	0.88%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$858,234,100	623	47%	$1,846,741

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core High Yield Bond Fund	18.5%
Thrivent Core Investment Grade Corporate Bond Fund	17.7%
Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
U.S. Treasury Notes	0.8%
U.S. Treasury Notes	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	44.3%
Collateralized Mortgage Obligations	15.7%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	10.1%
U.S. Government & Agencies	6.9%
Financials	2.8%
U.S. Unaffiliated Registered Investment Companies	2.0%
Commercial Mortgage-Backed Securities	1.2%
Utilities	1.1%
Technology	0.9%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	2.0
Non-Rated	15.4
D	0.0
C	0.0
CA	0.1
CAA	1.9
B	9.7
BA	13.3
BAA	17.9
A	11.5
AA	8.8
AAA	3.6
U.S. Gov't Guaranteed	15.8

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	49.1%
Registered Investments Companies	44.5%
Short-Term Investments	5.1%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Fund

Class S: IIINX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.64%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$858,234,100	623	47%	$1,846,741

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core High Yield Bond Fund	18.5%
Thrivent Core Investment Grade Corporate Bond Fund	17.7%
Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
U.S. Treasury Notes	0.8%
U.S. Treasury Notes	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	44.3%
Collateralized Mortgage Obligations	15.7%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	10.1%
U.S. Government & Agencies	6.9%
Financials	2.8%
U.S. Unaffiliated Registered Investment Companies	2.0%
Commercial Mortgage-Backed Securities	1.2%
Utilities	1.1%
Technology	0.9%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	2.0
Non-Rated	15.4
D	0.0
C	0.0
CA	0.1
CAA	1.9
B	9.7
BA	13.3
BAA	17.9
A	11.5
AA	8.8
AAA	3.6
U.S. Gov't Guaranteed	15.8

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	49.1%
Registered Investments Companies	44.5%
Short-Term Investments	5.1%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund

Class A: AAMBX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.76%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,132,699,142	527	13%	$2,352,457

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Table Summary
Transportation	22.2%
Health Care	20.5%
Education	20.1%
Tax Revenue	12.1%
Utilities	10.3%
Industrial Revenue	5.9%
Housing	2.9%
Local/State Government	2.2%
Pre-refunded	1.2%
Miscellaneous	1.2%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.7
BAA	20.3
A	23.5
AA	42.9
AAA	6.2
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Table Summary
Texas	13.5%
New York	9.7%
Florida	5.6%
California	5.4%
Illinois	4.5%
Pennsylvania	4.0%
Colorado	3.6%
Michigan	3.1%
Minnesota	3.1%
Virginia	2.7%
Other States	44.2%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Municipal Bond Fund

Class S: TMBIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$25	0.50%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,132,699,142	527	13%	$2,352,457

What did the Fund invest in?

Major Market Sectors (% of Net Assets)

Table Summary
Transportation	22.2%
Health Care	20.5%
Education	20.1%
Tax Revenue	12.1%
Utilities	10.3%
Industrial Revenue	5.9%
Housing	2.9%
Local/State Government	2.2%
Pre-refunded	1.2%
Miscellaneous	1.2%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	4.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.1
BA	2.7
BAA	20.3
A	23.5
AA	42.9
AAA	6.2
U.S. Gov't Guaranteed	0.0

State Weightings (% of Net Assets)

Table Summary
Texas	13.5%
New York	9.7%
Florida	5.6%
California	5.4%
Illinois	4.5%
Pennsylvania	4.0%
Colorado	3.6%
Michigan	3.1%
Minnesota	3.1%
Virginia	2.7%
Other States	44.2%

The higher of bond quality ratings assigned by Fitch Ratings, Inc., Moody's Investor Services, Inc., or Standard & Poor's Financial Services LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund

Class A: LBLAX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$29	0.58%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,138,599,909	563	43%	$1,618,655

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	2.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
Madison Park Funding XXXIX, Ltd.	0.5%
CarVal CLO III, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Palmer Square Loan Funding, Ltd.	0.4%
Palmer Square Loan Funding, Ltd.	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	34.1%
Collateralized Mortgage Obligations	15.7%
Asset-Backed Securities	12.5%
Consumer Non-Cyclical	5.8%
Consumer Cyclical	5.7%
Technology	5.6%
Utilities	3.7%
U.S. Government & Agencies	3.4%
Energy	3.3%
Commercial Mortgage-Backed Securities	2.6%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.1
B	0.3
BA	4.2
BAA	38.8
A	20.3
AA	8.1
AAA	12.6
U.S. Gov't Guaranteed	3.4

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.5%
Short-Term Investments	0.4%
Preferred Stock	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Fund

Class S: THLIX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$22	0.43%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,138,599,909	563	43%	$1,618,655

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes	2.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
Madison Park Funding XXXIX, Ltd.	0.5%
CarVal CLO III, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Palmer Square Loan Funding, Ltd.	0.4%
Palmer Square Loan Funding, Ltd.	0.4%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	34.1%
Collateralized Mortgage Obligations	15.7%
Asset-Backed Securities	12.5%
Consumer Non-Cyclical	5.8%
Consumer Cyclical	5.7%
Technology	5.6%
Utilities	3.7%
U.S. Government & Agencies	3.4%
Energy	3.3%
Commercial Mortgage-Backed Securities	2.6%

Bond Quality Ratings

Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.1
B	0.3
BA	4.2
BAA	38.8
A	20.3
AA	8.1
AAA	12.6
U.S. Gov't Guaranteed	3.4

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	99.5%
Short-Term Investments	0.4%
Preferred Stock	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Fund

Class S: TSCGX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$49	0.95%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$76,763,605	95	67%	$327,313

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
JFrog, Ltd.	2.5%
Fabrinet	2.1%
Guidewire Software, Inc.	2.1%
BWX Technologies, Inc.	1.9%
Rambus, Inc.	1.9%
SiTime Corporation	1.9%
Triumph Financial, Inc.	1.9%
RBC Bearings, Inc.	1.8%
Applied Industrial Technologies, Inc.	1.8%
Lattice Semiconductor Corporation	1.8%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	30.9%
Information Technology	22.2%
Health Care	17.5%
Consumer Discretionary	10.0%
Financials	6.5%
Consumer Staples	3.9%
Materials	3.4%
Energy	2.2%
Utilities	1.0%
Real Estate	0.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund

Class A: AASMX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$53	1.00%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,919,248,724	87	28%	$8,771,444

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	3.2%
Littelfuse, Inc.	2.3%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	1.9%
Element Solutions, Inc.	1.7%
Twist Bioscience Corporation	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
BWX Technologies, Inc.	1.6%
Plexus Corporation	1.6%
Terreno Realty Corporation	1.6%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.7%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.4%
Information Technology	15.5%
Financials	14.8%
Consumer Discretionary	12.9%
Health Care	11.0%
Materials	6.6%
Energy	4.5%
Real Estate	3.9%
Consumer Staples	3.7%
Utilities	3.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Fund

Class S: TSCSX

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$42	0.80%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,919,248,724	87	28%	$8,771,444

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	3.2%
Littelfuse, Inc.	2.3%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	1.9%
Element Solutions, Inc.	1.7%
Twist Bioscience Corporation	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
BWX Technologies, Inc.	1.6%
Plexus Corporation	1.6%
Terreno Realty Corporation	1.6%

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.7%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.4%
Information Technology	15.5%
Financials	14.8%
Consumer Discretionary	12.9%
Health Care	11.0%
Materials	6.6%
Energy	4.5%
Real Estate	3.9%
Consumer Staples	3.7%
Utilities	3.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
April 30, 2026
Thrivent Mutual Funds

Table of Contents
Schedule of Investments
Thrivent Aggressive Allocation Fund 2
Thrivent Dynamic Allocation Fund 18
Thrivent Global Stock Fund 38
Thrivent Government Bond Fund 53
Thrivent High Yield Fund 57
Thrivent High Yield Municipal Bond Fund 72
Thrivent Income Fund 82
Thrivent International Equity Fund 95
Thrivent Large Cap Growth Fund 113
Thrivent Large Cap Value Fund 115
Thrivent Mid Cap Growth Fund 118
Thrivent Mid Cap Stock Fund 121
Thrivent Moderate Allocation Fund 124
Thrivent Moderately Aggressive Allocation Fund 145
Thrivent Moderately Conservative Allocation Fund 167
Thrivent Money Market Fund 189
Thrivent Multisector Bond Fund 193
Thrivent Municipal Bond Fund 210
Thrivent Short-Term Bond Fund 227
Thrivent Small Cap Growth Fund 241
Thrivent Small Cap Stock Fund 244
Statement of Assets and Liabilities 248
Statement of Operations 252
Statement of Changes in Net Assets 256
Notes to Financial Statements 264
Financial Highlights 286
Changes in and Disagreements with Accountants (Item
8) 306
Proxy Disclosures (Item 9) 307
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 308
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 309

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 45.8% Value
Communications Services  3.6%
76,771 Alphabet, Inc., Class A $ 29,541,481
90,844 Alphabet, Inc., Class C 34,696,957
113,098 AT&T, Inc. 2,955,251
311 Cable One, Inc.
a
28,453
1,152 CarGurus, Inc.
a
42,002
123,164 Comcast Corporation 3,330,355
1,532 Iridium Communications, Inc. 59,855
28,046 Liberty Global, Ltd., Class A
a
324,773
893 Liberty Media Corporation-Liberty
Formula One
a
76,753
137 Madison Square Garden Sports
Corporation
a
46,917
40,508 Meta Platforms, Inc. 24,787,250
115,761 Netflix, Inc.
a
10,836,387
6,046 New York Times Company 477,815
8,437 News Corporation, Class A 222,062
683 Omnicom Group, Inc. 52,400
13,310 Reddit, Inc.
a
1,959,631
749 Roku, Inc.
a
87,303
1,427 Spotify Technology SA
a
637,227
913 Take-Two Interactive Software,
Inc.
a
195,163
1,415 Trade Desk, Inc.
a
33,380
126,118 Universal Music Group NV 2,644,401
15,670 Walt Disney Company 1,625,763
151,051 Warner Brothers Discovery, Inc.
a
4,085,930
167,118 Warner Music Group Corporation 4,724,426
Total 123,471,935
Consumer Discretionary  4.6%
2,593 Adient plc
a
54,583
135,633 ADT, Inc. 1,021,317
18,390 Advance Auto Parts, Inc. 1,094,389
185,769 Amazon.com, Inc.
a
49,239,931
4,607 American Eagle Outfitters, Inc. 80,254
38,053 Aptiv plc
a
2,293,074
2,720 Aramark 124,277
82 AutoNation, Inc.
a
17,415
262 AutoZone, Inc.
a
970,456
11,750 Booking Holdings, Inc.
a
1,978,230
11,223 Boot Barn Holdings, Inc.
a
1,924,183
9,881 BorgWarner, Inc. 562,921
113 Bright Horizons Family Solutions,
Inc.
a
9,165
493 Brunswick Corporation 39,169
2,339 Buckle, Inc. 130,072
17,299 Build-A-Bear Workshop, Inc. 639,025
2,485 CarMax, Inc.
a
97,685
5,272 Carnival Corporation 139,761
49 Cavco Industries, Inc.
a
24,843
4,014 Chewy, Inc.
a
102,036
2,047 Chipotle Mexican Grill, Inc.
a
69,578
20,439 Churchill Downs, Inc. 2,064,135
190 Citi Trends, Inc.
a
9,255
25,948 D.R. Horton, Inc. 3,992,359
5,554 Dana, Inc. 202,443
1,241 Deckers Outdoor Corporation
a
126,830
6,817 DoorDash, Inc.
a
1,149,687
1,551 eBay, Inc. 160,497
1,028 Etsy, Inc.
a
66,142
7,752 Five Below, Inc.
a
1,826,836
25,200 Ford Motor Company 304,416
2,542 Fox Factory Holding Corporation
a
45,121
4,483 Frontdoor, Inc.
a
307,668
534 Gap, Inc. 13,131
Shares Common Stock  45.8% Value
Consumer Discretionary  4.6% - continued
10,216 Garmin, Ltd. $ 2,565,646
13,421 General Motors Company 1,031,941
4,958 Gentex Corporation 114,579
259 GigaCloud Technology, Inc.
a
11,523
7,774 Goodyear Tire & Rubber
Company
a
55,040
89 Graham Holdings Company 99,903
563 Grand Canyon Education, Inc.
a
95,186
20,275 Hasbro, Inc. 1,943,156
5,796 Helen of Troy, Ltd.
a
134,177
17,041 Hilton Worldwide Holdings, Inc. 5,522,477
12,131 Home Depot, Inc. 3,988,673
3,175 Installed Building Products, Inc. 916,146
9,821 Laureate Education, Inc.
a
295,563
1,035 Lear Corporation 131,580
28,615 Levi Strauss & Company 637,542
68,150 Life Time Group Holdings, Inc.
a
1,827,102
265 Lithia Motors, Inc. 76,882
30,501 Lowe's Companies, Inc. 7,283,334
509 Lululemon Athletica, Inc.
a
70,089
203 M/I Homes, Inc.
a
26,692
3,476 Macy's, Inc. 67,956
7,943 Mattel, Inc.
a
119,780
4,117 Mohawk Industries, Inc.
a
434,591
588 Monarch Casino & Resort, Inc. 69,790
2,380 Murphy USA, Inc. 1,399,440
208 NVR, Inc.
a
1,313,701
8,492 Ollie's Bargain Outlet Holdings,
Inc.
a
734,643
34,962 O'Reilly Automotive, Inc.
a
3,475,223
6,362 PENN Entertainment, Inc.
a
111,081
1,854 Ralph Lauren Corporation 664,919
416 Red Rock Resorts, Inc. 22,447
21,634 Ross Stores, Inc. 4,928,009
1,109 Service Corporation International/
US 89,862
46,189 SharkNinja, Inc.
a
5,336,215
7,657 Sonos, Inc.
a
113,553
157,415 Sony Group Corporation ADR 3,162,467
673 Strategic Education, Inc. 52,763
4,795 Tapestry, Inc. 695,467
1,345 Taylor Morrison Home Corporation
a
81,695
36,332 Tesla, Inc.
a
13,865,381
20,556 Texas Roadhouse, Inc. 3,309,310
5,532 TJX Companies, Inc. 867,141
1,495 Toll Brothers, Inc. 212,499
3,230 TopBuild Corporation
a
1,429,921
2,982 Ulta Beauty, Inc.
a
1,602,765
41,888 Universal Technical Institute, Inc.
a
1,572,057
2,685 Urban Outfitters, Inc.
a
188,863
12,683 Versigent plc
a
443,525
34,774 Viking Holdings, Ltd.
a
2,848,338
464 Visteon Corporation 51,833
574 Wayfair, Inc.
a
36,696
5,889 Williams-Sonoma, Inc. 1,067,146
8,981 Wingstop, Inc. 1,473,423
293 Winmark Corporation 111,484
56,277 Wyndham Hotels & Resorts, Inc. 4,579,822
36,400 Wynn Resorts, Ltd. 3,898,804
73 Yum! Brands, Inc. 11,654
Total 158,152,379
Consumer Staples  1.5%
1,842 BellRing Brands, Inc.
a
32,788

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Consumer Staples  1.5% - continued
783 BJ's Wholesale Club Holdings,
Inc.
a
$ 73,516
4,092 Casey's General Stores, Inc. 3,364,238
5,589 Central Garden & Pet Company,
Class A
a
187,567
14,622 Chefs' Warehouse, Inc.
a
1,134,667
1,743 Church & Dwight Company, Inc. 169,176
4,740 Colgate-Palmolive Company 404,606
15,901 Conagra Brands, Inc. 228,179
3,540 Costco Wholesale Corporation 3,591,436
30,207 Darling Ingredients, Inc.
a
1,940,196
530 Dollar General Corporation 61,416
388 Dollar Tree, Inc.
a
37,679
2,789 Edgewell Personal Care Company 62,892
1,809 Fresh Del Monte Produce, Inc. 75,779
161 Hershey Company 29,904
296 Ingles Markets, Inc. 27,075
785 Ingredion, Inc. 87,716
2,089 J.M. Smucker Company 204,785
16,996 John B. Sanfilippo & Son, Inc. 1,390,103
192,416 Keurig Dr Pepper, Inc. 5,657,030
1,268 Maplebear, Inc.
a
53,700
4,176 Marzetti Company 544,049
2,072 McCormick & Company, Inc. 105,340
1,102 Molson Coors Beverage Company 47,099
5,875 Monster Beverage Corporation
a
452,786
24,043 PepsiCo, Inc. 3,810,575
6,600 Philip Morris International, Inc. 1,089,462
726 Primo Brands Corporation 14,796
106 Procter & Gamble Company 15,592
107 Seaboard Corporation 608,395
2,183 Simply Good Foods Company
a
29,187
5,782 Smithfield Foods, Inc. 151,951
669 Sprouts Farmers Markets, Inc.
a
54,758
79,394 Sysco Corporation 5,931,526
46,006 Turning Point Brands, Inc. 3,711,764
3,898 Tyson Foods, Inc. 249,745
116,038 Unilever plc ADR 6,843,921
6,798 United Natural Foods, Inc.
a
340,036
798 Universal Corporation 42,757
692 US Foods Holding Corporation
a
64,695
9,790 Vita Coco Company, Inc.
a
646,042
51,393 Walmart, Inc. 6,780,278
4,693 WD-40 Company 985,342
Total 51,334,544
Energy  2.2%
6,488 Amplify Energy Corporation
a
41,523
53,821 Antero Midstream Corporation 1,176,527
6,194 Antero Resources Corporation
a
243,176
2,197 Archrock, Inc. 85,134
430 Baker Hughes Company 29,958
205 California Resources Corporation 13,993
6,763 Cheniere Energy, Inc. 1,859,487
14,957 Chevron Corporation 2,891,338
2,265 Chord Energy Corporation 329,784
1,527 CNX Resources Corporation
a
59,416
82,301 ConocoPhillips 10,351,820
139,703 Devon Energy Corporation 7,176,543
21,909 DHT Holdings, Inc. 404,878
769 Diamondback Energy, Inc. 158,129
6,907 Dorian LPG, Ltd. 266,265
1,957 DT Midstream, Inc. 289,616
200,916 Enterprise Products Partners, LP 7,775,449
4,170 EOG Resources, Inc. 586,177
Shares Common Stock  45.8% Value
Energy  2.2% - continued
2,132 EQT Corporation $ 128,091
19,306 Expand Energy Corporation 1,972,108
106,311 Exxon Mobil Corporation 16,406,977
2,124 Gulfport Energy Corporation
a
408,955
169,039 Halliburton Company 7,150,350
672 Hess Midstream, LP 26,275
1,837 HF Sinclair Corporation 123,465
48,057 Kinder Morgan, Inc. 1,579,634
1,709 Kodiak Gas Services, Inc. 115,870
19,672 Marathon Petroleum Corporation 4,884,361
27,199 Matador Resources Company 1,725,505
3,639 Occidental Petroleum Corporation 220,451
360 Oceaneering International, Inc.
a
13,514
1,148 ONEOK, Inc. 106,144
4,283 Ovintiv, Inc. 263,619
348 Par Pacific Holdings, Inc.
a
22,853
148,357 Patterson-UTI Energy, Inc. 1,812,922
36,589 Permian Resources Corporation 791,054
2,115 Phillips 66 378,902
3,695 Range Resources Corporation 160,732
832 Scorpio Tankers, Inc. 67,667
4,300 SM Energy Company 133,429
2,377 Talos Energy, Inc.
a
37,842
68 Targa Resources Corporation 17,685
34,312 TechnipFMC plc 2,592,958
329 Teekay Tankers, Ltd. 25,843
113,244 Transocean, Ltd.
a
772,324
424 Valero Energy Corporation 107,094
1,270 Viper Energy, Inc. 62,713
19,398 Williams Companies, Inc. 1,480,261
Total 77,328,811
Financials  6.3%
603 ACNB Corporation 30,566
3,116 Affiliated Managers Group, Inc. 918,192
1,408 Affirm Holdings, Inc.
a
90,506
7,196 AGNC Investment Corporation 79,300
14,292 Allstate Corporation 3,105,080
63,695 Ally Financial, Inc. 2,827,421
3,247 Amalgamated Financial
Corporation 132,737
11,676 American Express Company 3,771,932
4,258 American Financial Group, Inc. 567,464
52,722 American International Group, Inc. 3,943,606
8,031 Ameriprise Financial, Inc. 3,813,038
431 Ameris Bancorp 36,743
1,303 Aon plc 406,080
35,387 Arch Capital Group, Ltd.
a
3,342,656
1,467 Arrow Financial Corporation 54,059
2,726 Artisan Partners Asset
Management, Inc. 102,061
19,279 Associated Banc-Corp 542,897
1,064 Assurant, Inc. 251,391
3,909 Assured Guaranty, Ltd. 320,147
26,558 Atlantic Union Bankshares
Corporation 999,909
1,461 Axis Capital Holdings, Ltd. 146,699
26,958 Banc of California, Inc. 504,923
260,381 Bank of America Corporation 13,919,968
1,770 Bank of Marin Bancorp 45,383
57,232 Bank of New York Mellon
Corporation 7,690,264
692 Bank OZK 33,327
95 BankUnited, Inc. 4,416
1,019 Bankwell Financial Group, Inc. 52,703

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Financials  6.3% - continued
1,368 Bar Harbor Bankshares $ 46,854
2,459 Beacon Financial Corporation 70,155
5,979 Berkshire Hathaway, Inc.
a
2,831,654
38,353 BGC Group, Inc. 430,704
2,083 BlackRock, Inc. 2,219,645
568 Block, Inc.
a
40,050
5,422 Blue Owl Capital, Inc. 52,864
351 Bread Financial Holdings, Inc. 29,758
46,612 Bridgewater Bancshares, Inc.
a
845,076
438 Burke & Herbert Financial Services
Corporation 28,168
8,487 Byline Bancorp, Inc. 272,857
352 C&F Financial Corporation 26,312
701 California BanCorp 13,102
187 Camden National Corporation 9,008
45,872 Capital One Financial Corporation 8,775,314
1,181 Capitol Federal Financial, Inc. 9,070
915 Carlyle Group, Inc. 45,814
139 Cathay General Bancorp 7,788
4,397 Central Pacific Financial
Corporation 146,332
104,186 Charles Schwab Corporation 9,547,605
1,531 ChoiceOne Financial Services, Inc. 45,976
15,646 Chubb, Ltd. 5,116,242
51 Cincinnati Financial Corporation 8,344
6,341 Citigroup, Inc. 811,521
1,194 Citizens Financial Group, Inc. 77,670
254 Citizens Financial Services, Inc. 16,043
2,150 Civista Bancshares, Inc. 53,470
100 CNA Financial Corporation 4,823
2,771 CNB Financial Corporation 84,183
5,589 CNO Financial Group, Inc. 248,431
183 Coinbase Global, Inc.
a
34,362
9,275 Columbia Banking System, Inc. 274,540
1,099 Commerce Bancshares, Inc. 57,181
118 Community Financial System, Inc. 7,476
4,749 Community Trust Bancorp, Inc. 308,353
2,009 Community West Bancshares 47,653
6,702 ConnectOne Bancorp, Inc. 195,832
71 Corpay, Inc.
a
21,759
614 Cullen/Frost Bankers, Inc. 88,987
6,675 Customers Bancorp, Inc.
a
509,102
19,814 Donnelley Financial Solutions, Inc.
a
996,644
3,855 Dynex Capital, Inc. 52,505
7,263 East West Bancorp, Inc. 918,552
1,168 Eastern Bankshares, Inc. 23,629
447 Encore Capital Group, Inc.
a
36,998
4,047 Enova International, Inc.
a
685,602
3,467 Essent Group, Ltd. 209,823
564 Euronet Worldwide, Inc.
a
40,822
822 Evercore, Inc. 264,100
6,413 F.N.B. Corporation 114,472
519 FactSet Research Systems, Inc. 118,114
595 Farmers & Merchants Bancorp,
Inc./Archbold, OH 15,934
402 Farmers National Banc
Corporation 5,656
7,796 Federal Agricultural Mortgage
Corporation 1,354,945
3,202 Federated Hermes, Inc. 186,004
2,931 Fidelity National Information
Services, Inc. 136,379
38,096 Fifth Third Bancorp 1,933,753
5,190 Financial Institutions, Inc. 176,823
Shares Common Stock  45.8% Value
Financials  6.3% - continued
12,756 First American Financial
Corporation $ 894,578
19,374 First Bancorp/Puerto Rico 470,401
3,123 First Bank/Hamilton, NJ 46,345
21 First Citizens BancShares, Inc./NC 41,660
516 First Financial Bankshares, Inc. 16,651
2,274 First Financial Corporation 149,334
209 First Hawaiian, Inc. 5,701
6,038 First Horizon Corporation 150,708
2,014 First Merchants Corporation 81,446
1,124 First Mid-Illinois Bancshares, Inc. 47,309
3,971 FirstCash Holdings, Inc. 866,552
1,051 Flagstar Bank NA 14,682
977 Flywire Corporation
a
13,199
5,093 Fulton Financial Corporation 109,958
106,090 Genworth Financial, Inc.
a
932,531
788 Glacier Bancorp, Inc. 38,651
552 Global Life, Inc. 85,174
679 Global Payments, Inc. 48,861
3,579 Great Southern Bancorp, Inc. 244,159
1,455 Hamilton Lane, Inc. 133,845
551 Hancock Whitney Corporation 37,198
8,500 Hanmi Financial Corporation 254,235
326 Hanover Insurance Group, Inc. 61,187
3,984 Hartford Insurance Group, Inc. 545,051
888 HBT Financial, Inc. 24,651
1,528 Hilltop Holdings, Inc. 57,560
1,182 Home BancShares, Inc. 31,760
3,815 Hometrust Bancshares, Inc. 174,231
3,630 Horizon Bancorp, Inc. 65,703
10,475 Houlihan Lokey, Inc. 1,621,006
7,328 Huntington Bancshares, Inc./OH 122,817
52 Independent Bank Corporation/MA 4,055
2,685 Independent Bank Corporation/MI 89,169
564 Interactive Brokers Group, Inc. 44,838
53,117 Intercontinental Exchange, Inc. 8,397,267
12,171 Invesco, Ltd. 319,002
2,407 Jackson Financial, Inc. 278,658
1,963 Jefferies Financial Group, Inc. 94,656
59,911 JPMorgan Chase & Company 18,765,923
7,495 Kearny Financial Corporation/MD 60,260
5,774 Kemper Corporation 194,526
1,842 KeyCorp 40,727
1,480 Lazard, Inc. 71,780
2,205 LendingClub Corporation
a
37,639
2,026 Lincoln National Corporation 76,603
310 Loews Corporation 34,909
9,695 M&T Bank Corporation 2,119,618
142 Markel Group, Inc.
a
251,691
699 MarketAxess Holdings, Inc. 109,876
22,835 Marsh & McLennan Companies,
Inc. 3,829,658
7,578 Mastercard, Inc. 3,811,128
1,212 Mercantile Bank Corporation 62,188
429 Mercury General Corporation 41,746
246 Meridian Corporation 4,630
55,953 MetLife, Inc. 4,481,835
36,540 MGIC Investment Corporation 967,579
737 Miami International Holdings, Inc.
a
34,263
1,527 Mid Penn Bancorp, Inc. 50,345
2,214 Moody's Corporation 1,022,536
79,802 Morgan Stanley 15,209,463
4,198 Morningstar, Inc. 708,245
44,689 Nasdaq, Inc. 4,107,366
148 National Bankshares, Inc. 5,298

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Financials  6.3% - continued
4,366 NBT Bancorp, Inc. $ 190,751
9,039 NMI Holdings, Inc.
a
349,900
2,035 Northeast Community Bancorp,
Inc. 48,830
12,242 Northern Trust Corporation 2,036,334
2,720 Northpointe Bancshares, Inc. 48,498
1,789 Northrim BanCorp, Inc. 43,884
5,865 Northwest Bancshares, Inc. 81,113
4,450 OFG Bancorp 204,522
80,131 Old National Bancorp 1,920,740
77,435 Old Republic International
Corporation 3,093,528
13,619 Old Second Bancorp, Inc. 280,688
2,566 OneMain Holdings, Inc. 150,804
1,696 Orange County Bancorp, Inc. 57,834
6,542 Orrstown Financial Services, Inc. 240,353
959 Palomar Holdings, Inc.
a
115,444
1,702 Parke Bancorp, Inc. 51,247
796 Paymentus Holdings, Inc.
a
22,328
2,209 PCB Bancorp 53,303
316 PennyMac Financial Services, Inc. 28,532
580 Peoples Bancorp of North
Carolina, Inc. 22,864
657 Peoples Financial Services
Corporation 37,423
385 Pinnacle Financial Partners, Inc. 38,092
944 Piper Sandler Companies 82,317
529 Plumas Bancorp 26,984
411 PNC Financial Services Group,
Inc. 91,653
4,871 Popular, Inc. 732,257
4,818 Progressive Corporation 969,767
846 Prosperity Bancshares, Inc. 58,924
1,667 Provident Financial Services, Inc. 37,808
2,202 Prudential Financial, Inc. 216,038
5,527 Radian Group, Inc. 198,032
642 Raymond James Financial, Inc. 101,641
2,541 Regions Financial Corporation 72,546
5,058 Reinsurance Group of America,
Inc. 1,069,565
934 RenaissanceRe Holdings, Ltd. 286,710
309 Renasant Corporation 12,326
1,215 RLI Corporation 62,901
56,731 Robinhood Markets, Inc.
a
4,135,123
1,697 Rocket Companies, Inc.
a
24,810
340 S&P Global, Inc. 146,618
27,663 SEI Investments Company 2,508,481
431 Selective Insurance Group, Inc. 36,182
206 ServisFirst Bancshares, Inc. 16,402
3,023 Shore Bancshares, Inc. 58,344
4,679 Simmons First National
Corporation 99,476
1,297 South Plains Financial, Inc. 53,281
402 Southern Missouri Bancorp, Inc. 27,432
16,314 SouthState Bank Corporation 1,593,388
1,103 Starwood Property Trust, Inc. 20,251
2,275 State Street Corporation 347,711
1,614 StepStone Group, Inc. 85,381
8,950 Stifel Financial Corporation 705,349
12,358 Stock Yards Bancorp, Inc. 893,854
3,296 StoneX Group, Inc.
a
349,475
208 Texas Capital Bancshares, Inc.
a
20,946
2,078 Third Coast Bancshares, Inc.
a
77,592
851 Timberland Bancorp, Inc./WA 33,938
27,069 Toast, Inc.
a
772,008
Shares Common Stock  45.8% Value
Financials  6.3% - continued
804 Tompkins Financial Corporation $ 67,753
2,415 Towne Bank/Portsmouth, VA 85,877
1,182 TPG RE Finance Trust, Inc. 10,000
1,081 TPG, Inc. 47,153
14,936 Tradeweb Markets, Inc. 1,691,502
39,345 Triumph Financial, Inc.
a
2,662,870
1,674 U.S. Bancorp 94,849
1,605 UMB Financial Corporation 202,503
1,054 United Bankshares, Inc. 46,176
3,180 United Community Banks, Inc. 105,989
926 Unity Bancorp, Inc. 48,411
463 Universal Insurance Holdings, Inc. 18,349
771 Univest Financial Corporation 29,290
4,597 Unum Group 369,507
70,791 Valley National Bancorp 960,634
4,013 Virtu Financial, Inc. 199,286
25,510 Visa, Inc. 8,414,218
24 Webster Financial Corporation 1,737
173,222 Wells Fargo & Company 14,244,045
11,484 WesBanco, Inc. 394,820
558 West Bancorporation, Inc. 13,364
2,265 Western Alliance Bancorp 184,688
9,479 Western Union Company 86,164
509 WEX, Inc.
a
76,518
224 Willis Towers Watson plc 57,389
9,573 Wintrust Financial Corporation 1,441,407
4,664 WisdomTree, Inc. 79,288
113 WSFS Financial Corporation 8,133
11,651 Zions Bancorp NA 738,906
Total 218,702,271
Health Care  4.6%
1,608 4D Molecular Therapeutics, Inc.
a
14,263
883 AbbVie, Inc. 186,596
3,292 Acadia Healthcare Company, Inc.
a
85,246
2,941 Adaptive Biotechnologies
Corporation
a
41,468
22,701 Agilent Technologies, Inc. 2,623,101
738 Agios Pharmaceuticals, Inc.
a
20,664
1,075 Align Technology, Inc.
a
189,211
25,159 Alignment Healthcare, Inc.
a
567,084
2,273 Alnylam Pharmaceuticals, Inc.
a
703,471
9,392 Amgen, Inc. 3,251,980
1,005 Anika Therapeutics, Inc.
a
12,512
2,310 Arcus Biosciences, Inc.
a
58,905
1,307 Argenx SE ADR
a
1,021,708
532 Artivion, Inc.
a
19,062
29,576 Avantor, Inc.
a
239,566
1,288 Azenta, Inc.
a
31,646
549 Biogen, Inc.
a
103,915
25,061 BioLife Solutions, Inc.
a
528,286
16,757 BioMarin Pharmaceutical, Inc.
a
903,370
8,364 Bio-Techne Corporation 462,696
34,800 Boston Scientific Corporation
a
2,004,828
6,422 BridgeBio Pharma, Inc.
a
456,668
46,759 BrightSpring Health Services, Inc.
a
2,243,029
43,226 Bristol-Myers Squibb Company 2,619,063
303 Bruker Corporation 11,123
716 Cardinal Health, Inc. 138,102
14,884 Cencora, Inc. 4,584,421
39,912 Centene Corporation
a
2,142,875
1,144 Charles River Laboratories
International, Inc.
a
191,014
27,390 Cigna Group 7,958,986

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Health Care  4.6% - continued
55,560 Concentra Group Holdings Parent,
Inc. $ 1,248,433
5,274 Cooper Companies, Inc.
a
331,735
21,120 Danaher Corporation 3,779,424
3,463 Denali Therapeutics, Inc.
a
64,827
5,367 Dentsply Sirona, Inc. 63,062
27,658 Dexcom, Inc.
a
1,647,034
2,824 Edwards Lifesciences Corporation
a
235,804
9,688 Elanco Animal Health, Inc.
a
216,721
766 Elevance Health, Inc. 288,338
11,044 Eli Lilly & Company 10,321,722
2,980 Enanta Pharmaceuticals, Inc.
a
41,392
22,078 Encompass Health Corporation 2,207,800
3,916 Enovis Corporation
a
91,791
860 Envista Holdings Corporation
a
22,308
32,111 Exelixis, Inc.
a
1,427,655
2,774 Fate Therapeutics, Inc.
a
3,467
6,214 Fortrea Holdings, Inc.
a
71,461
1,469 GE HealthCare Technologies, Inc. 89,374
42,880 Gilead Sciences, Inc. 5,610,419
1,511 Globus Medical, Inc.
a
136,262
6,889 Guardant Health, Inc.
a
599,894
1,364 Henry Schein, Inc.
a
101,741
170 Humana, Inc. 40,195
26,611 ICON plc
a
3,148,880
13,164 ICU Medical, Inc.
a
1,569,149
5,690 IDEXX Laboratories, Inc.
a
3,190,952
12,912 Illumina, Inc.
a
1,636,467
1,659 Insmed, Inc.
a
226,171
2,447 Insulet Corporation
a
421,227
14,029 Intuitive Surgical, Inc.
a
6,419,811
1,056 Ionis Pharmaceuticals, Inc.
a
78,947
1,163 IQVIA Holding, Inc.
a
184,184
9,812 iRhythm Holdings, Inc.
a
1,267,318
5,404 Jazz Pharmaceuticals, Inc.
a
1,097,120
63,012 Johnson & Johnson 14,483,308
28,492 Labcorp Holdings, Inc. 7,316,746
17,099 LivaNova plc
a
1,027,650
6,807 Medpace Holdings, Inc.
a
2,849,819
34,698 Medtronic plc 2,809,497
96,184 Merck & Company, Inc. 10,501,369
352 Merit Medical Systems, Inc.
a
23,999
1,466 Mettler-Toledo International, Inc.
a
1,871,510
6,223 Mirum Pharmaceuticals, Inc.
a
605,560
949 Moderna, Inc.
a
43,597
2,012 Myriad Genetics, Inc.
a
9,557
7,665 Natera, Inc.
a
1,580,216
7,497 Neogen Corporation
a
70,472
7,456 Neurocrine Biosciences, Inc.
a
981,731
424 Option Care Health, Inc.
a
8,620
1,691 Penumbra, Inc.
a
552,078
8,271 Pfizer, Inc. 220,836
705 Prestige Consumer Healthcare,
Inc.
a
39,706
1,330 QIAGEN NV 45,991
185 Quest Diagnostics, Inc. 35,927
10,367 RadNet, Inc.
a
586,254
183 REGENXBIO, Inc.
a
1,641
19,904 Repligen Corporation
a
2,354,842
920 Revolution Medicines, Inc.
a
132,590
951 Roivant Sciences, Ltd.
a
27,132
20,943 Royalty Pharma plc 1,049,035
1,244 Sotera Health Company
a
19,357
5,944 STERIS plc 1,289,135
5,509 Stryker Corporation 1,736,051
Shares Common Stock  45.8% Value
Health Care  4.6% - continued
7,344 Tenet Healthcare Corporation
a
$ 1,300,769
41,926 Twist Bioscience Corporation
a
2,450,575
8,900 UFP Technologies, Inc.
a
1,705,507
2,789 Ultragenyx Pharmaceutical, Inc.
a
68,860
2,802 United Therapeutics Corporation
a
1,600,923
14,155 UnitedHealth Group, Inc. 5,244,144
146 Universal Health Services, Inc. 24,567
4,799 Varex Imaging Corporation
a
55,908
1,250 Vaxcyte, Inc.
a
71,550
11,770 Veeva Systems, Inc.
a
1,835,767
16,014 Vericel Corporation
a
556,166
25,557 Viatris, Inc. 381,822
4,827 Vir Biotechnology, Inc.
a
49,308
74 Waters Corporation
a
22,883
68,482 Waystar Holding Corporation
a
1,463,803
5,970 West Pharmaceutical Services,
Inc. 1,776,612
2,364 Xencor, Inc.
a
28,203
970 Xenon Pharmaceuticals, Inc.
a
54,359
57,233 Zimmer Biomet Holdings, Inc. 4,717,716
8,643 Zoetis, Inc. 993,686
Total 157,973,298
Industrials  6.8%
3,883 3M Company 568,937
14,589 AAON, Inc. 1,361,300
4,963 Acuity, Inc. 1,438,129
19,938 Advanced Drainage Systems, Inc. 2,975,746
1,372 AECOM 115,385
244 AGCO Corporation 29,529
63,574 Alight, Inc. 52,601
5,250 Allegheny Technologies, Inc.
a
816,165
7,211 Allegion plc 991,368
361 Allison Transmission Holdings, Inc. 48,500
91,801 Amentum Holdings, Inc.
a
2,407,940
1,256 American Superconductor
Corporation
a
67,246
18,920 AMETEK, Inc. 4,455,660
2,874 API Group Corporation
a
131,399
8,710 Applied Industrial Technologies,
Inc. 2,663,082
847 Arcosa, Inc. 107,120
2,555 Armstrong World Industries, Inc. 435,346
7,623 Atmus Filtration Technologies, Inc. 483,298
8,943 Automatic Data Processing, Inc. 1,895,379
2,741 Axon Enterprise, Inc.
a
1,101,224
272 AZZ, Inc. 38,907
20,898 Badger Infrastructure Solutions,
Ltd. 1,010,784
36,218 Barrett Business Services, Inc. 1,141,954
3,436 Bloom Energy Corporation
a
973,625
1,282 Brady Corporation 104,893
1,354 BrightView Holdings, Inc.
a
16,113
92 Brink's Company 9,821
203 Broadridge Financial Solutions,
Inc. 31,258
21,543 BWX Technologies, Inc. 4,661,690
7,311 C.H. Robinson Worldwide, Inc. 1,329,213
170 CACI International, Inc.
a
88,322
9,321 Caterpillar, Inc. 8,296,715
14,564 CECO Environmental Corporation
a
1,079,775
4,573 Cintas Corporation 798,949
11,446 Clean Harbors, Inc.
a
3,578,935
493,768 CNH Industrial NV 5,288,255
1,622 Concentrix Corporation 38,636

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Industrials  6.8% - continued
6,475 Construction Partners, Inc.
a
$ 800,698
17,806 Copart, Inc.
a
589,557
6,962 CRA International, Inc. 1,096,306
549 Crane Company 97,574
5,672 CSW Industrials, Inc. 1,651,686
174,312 CSX Corporation 7,918,994
751 Cummins, Inc. 503,929
2,199 Curtiss-Wright Corporation 1,583,720
116,986 Delta Air Lines, Inc. 7,953,878
3,993 DNOW, Inc.
a
53,866
2,454 Donaldson Company, Inc. 216,369
114 Dycom Industries, Inc.
a
47,207
8,874 Eaton Corporation plc 3,842,531
7,217 EMCOR Group, Inc. 6,435,182
5,111 Enerpac Tool Group Corporation 179,396
1,267 EnerSys 270,200
3,923 EnPro, Inc. 1,143,751
254 Equifax, Inc. 44,181
1,801 ESCO Technologies, Inc. 583,434
2,574 ExlService Holdings, Inc.
a
82,059
156,693 Fastenal Company 7,040,216
5,812 Federal Signal Corporation 715,632
4,439 Ferguson Enterprises, Inc. 1,188,365
85,199 Flowserve Corporation 6,274,054
14,525 Fluor Corporation
a
774,909
887 Fortive Corporation 53,034
2,493 Fortune Brands Innovations, Inc. 101,066
2,360 FTAI Aviation, Ltd. 589,221
1,337 Gates Industrial Corporation plc
a
34,241
198 GATX Corporation 38,792
7,138 GE Vernova, Inc. 7,733,737
15,898 General Dynamics Corporation 5,473,681
27,271 General Electric Company 7,906,681
2,440 Genpact, Ltd. 84,790
10,326 Graco, Inc. 828,868
1,610 HEICO Corporation 336,522
19,038 Helios Technologies, Inc. 1,302,199
64,484 Hexcel Corporation 6,053,113
905 HNI Corporation 33,069
33,501 Honeywell International, Inc. 7,180,269
17,520 Howmet Aerospace, Inc. 4,258,061
82 Hubbell, Inc. 41,670
1,927 Hudson Technologies, Inc.
a
12,063
196 Huntington Ingalls Industries, Inc. 71,401
2,538 ICF International, Inc. 181,873
5,582 IDEX Corporation 1,216,039
2,580 IES Holdings, Inc.
a
1,661,726
648 Ingersoll Rand, Inc. 51,749
282 Insteel Industries, Inc. 7,383
1,858 ITT Corporation 398,244
27,125 Jacobs Solutions, Inc. 3,510,246
20,298 JB Hunt Transport Services, Inc. 5,105,556
84 Kennametal, Inc. 3,252
1,263 Kirby Corporation
a
190,132
223 Knight-Swift Transportation
Holdings, Inc. 14,473
16,322 Korn Ferry 1,084,434
20,026 L3Harris Technologies, Inc. 6,419,334
425 Leidos Holdings, Inc. 63,419
19,375 Limbach Holdings, Inc.
a
1,933,044
12,139 Lincoln Electric Holdings, Inc. 3,216,835
1,877 Lyft, Inc.
a
26,560
463 Masco Corporation 33,253
235 MasTec, Inc.
a
92,602
498 Maximus, Inc. 32,679
Shares Common Stock  45.8% Value
Industrials  6.8% - continued
1,518 McGrath RentCorp $ 167,815
21,151 Mercury Systems, Inc.
a
1,669,025
2,111 Middleby Corporation
a
296,300
6,476 MillerKnoll, Inc. 104,134
8,689 Modine Manufacturing Company
a
2,212,480
7,934 Moog, Inc. 2,390,594
3,345 Mueller Industries, Inc. 453,013
26,870 Mueller Water Products, Inc. 749,404
316 MYR Group, Inc.
a
127,920
2,165 Nextpower, Inc.
a
257,916
101 Nordson Corporation 29,133
40,015 NPK International, Inc.
a
654,245
11,566 nVent Electric plc 1,652,781
175 NWPX Infrastructure, Inc.
a
17,210
11,066 Old Dominion Freight Line, Inc. 2,350,750
797 OPENLANE, Inc.
a
25,058
6,508 Oshkosh Corporation 1,017,200
7,440 Otis Worldwide Corporation 579,427
717 Owens Corning, Inc. 88,435
6,547 Parker-Hannifin Corporation 5,953,973
1,311 Paychex, Inc. 121,438
536 Paylocity Holding Corporation
a
56,543
4,744 Pentair plc 382,888
2,874 Powell Industries, Inc.
a
796,874
3,843 Proficient Auto Logistics, Inc.
a
28,246
5,670 Quanta Services, Inc. 4,126,456
4,622 RBC Bearings, Inc.
a
2,768,994
252 Regal Rexnord Corporation 54,188
3,950 Republic Services, Inc. 826,419
8,358 Rockwell Automation, Inc. 3,417,670
19,825 RTX Corporation 3,490,588
81 Ryder System, Inc. 20,555
840 Science Applications International
Corporation 81,287
2,710 Sensata Technologies Holding plc 112,844
271 SkyWest, Inc.
a
22,255
396 SPX Technologies, Inc.
a
86,688
4,789 SS&C Technologies Holdings, Inc. 331,878
3,452 Standex International Corporation 942,396
1,062 Stanley Black & Decker, Inc. 83,006
1,871 Sterling Construction Company,
Inc.
a
964,725
500 Tetra Tech, Inc. 16,160
136 Textron, Inc. 13,051
15,925 Timken Company 1,765,923
8,567 Toro Company 815,321
153 Trane Technologies plc 75,359
10,101 Transcat, Inc.
a
768,686
806 Trex Company, Inc.
a
31,595
44,405 Uber Technologies, Inc.
a
3,313,057
15,344 UL Solutions, Inc. 1,388,479
1,588 United Airlines Holdings, Inc.
a
142,920
1,826 United Rentals, Inc. 1,752,668
3,973 Valmont Industries, Inc. 2,018,443
10,850 Veralto Corporation 956,970
12,590 Verisk Analytics, Inc. 2,322,729
2,718 Verra Mobility Corporation
a
40,308
8,136 Vertiv Holdings Company 2,672,595
1,013 Wabtec Corporation 273,399
260 Waste Management, Inc. 60,463
98 Watts Water Technologies, Inc. 29,416
6,100 WESCO International, Inc. 2,129,632
6,596 Willdan Group, Inc.
a
501,296
3,853 Woodward, Inc. 1,398,600
12,979 Xylem, Inc. 1,533,599

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Industrials  6.8% - continued
2,601 Zurn Elkay Water Solutions
Corporation $ 135,148
Total 232,764,772
Information Technology  11.7%
3,657 Adobe, Inc.
a
899,988
24,250 Advanced Micro Devices, Inc.
a
8,596,382
1,126 Ambarella, Inc.
a
77,469
3,019 Amkor Technology, Inc. 210,575
27,221 Amphenol Corporation 4,008,837
5,574 Analog Devices, Inc. 2,242,197
145,416 Apple, Inc. 39,458,632
10,222 Applied Materials, Inc. 4,032,477
54,663 Arista Networks, Inc.
a
9,440,847
1,560 Arrow Electronics, Inc.
a
293,015
158 Astera Labs, Inc.
a
30,769
12,585 Autodesk, Inc.
a
2,982,645
2,189 Avnet, Inc. 180,614
2,918 Bel Fuse, Inc. 804,901
805 Blackbaud, Inc.
a
29,922
56,997 Broadcom, Inc. 23,792,258
8,972 Cadence Design Systems, Inc.
a
2,957,081
177 Calix, Inc.
a
7,710
3,347 Celestica, Inc.
a
1,370,898
379 Ciena Corporation
a
199,953
1,438 Cirrus Logic, Inc.
a
234,509
123,674 Cisco Systems, Inc. 11,316,171
7,361 Cloudflare, Inc.
a
1,508,784
29,426 Cognex Corporation 1,633,437
2,223 Cognizant Technology Solutions
Corporation 117,597
5,112 Coherent Corporation
a
1,634,357
15,138 Cohu, Inc.
a
716,784
245 CommVault Systems, Inc.
a
24,226
4,217 Corning, Inc. 692,600
18,382 Crane NXT Company 821,308
5,280 Credo Technology Group Holding,
Ltd.
a
918,773
106 CTS Corporation 6,053
11,132 Datadog, Inc.
a
1,471,539
11,708 DigitalOcean Holdings, Inc.
a
1,129,002
1,200 Dolby Laboratories, Inc. 76,968
709 EPAM Systems, Inc.
a
80,670
2,679 Everforth, Inc.
a
56,527
454 F5, Inc.
a
147,051
6,223 Fabrinet
a
4,253,234
26,313 Flex, Ltd.
a
2,408,955
36,030 Fortinet, Inc.
a
3,037,689
1,695 GoDaddy, Inc.
a
147,109
34,385 GPGI, Inc. 530,560
18,385 Guidewire Software, Inc.
a
2,544,300
9,929 Hewlett Packard Enterprise
Company 285,657
366 Ichor Holdings, Ltd.
a
24,145
2,553 InterDigital, Inc. 757,118
19,591 International Business Machines
Corporation 4,525,129
6,044 Intuit, Inc. 2,348,094
1,974 IonQ, Inc.
a,b
89,067
125,506 JFrog, Ltd.
a
5,828,499
8,665 Keysight Technologies, Inc.
a
3,031,970
3,626 Knowles Corporation
a
113,095
1,377 Kulicke and Soffa Industries, Inc. 117,733
42,314 Lam Research Corporation 10,911,088
Shares Common Stock  45.8% Value
Information Technology  11.7% - continued
24,265 Lattice Semiconductor
Corporation
a
$ 2,967,124
8,536 Littelfuse, Inc. 3,449,995
791 Lumentum Holdings, Inc.
a
713,735
662 MACOM Technology Solutions
Holdings, Inc.
a
186,426
242 Manhattan Associates, Inc.
a
33,369
4,116 Microchip Technology, Inc. 382,418
9,988 Micron Technology, Inc. 5,165,394
122,949 Microsoft Corporation 50,136,143
6,161 MKS, Inc. 1,748,184
247 MongoDB, Inc.
a
61,955
3,905 Monolithic Power Systems, Inc. 6,304,271
4,362 Motorola Solutions, Inc. 1,915,049
3,519 Napco Security Technologies, Inc. 164,513
1,893 NetApp, Inc. 209,688
204,860 Nokia Oyj ADR 2,644,743
4,338 Novanta, Inc.
a
561,901
302,677 NVIDIA Corporation 60,405,249
574 NXP Semiconductors NV 168,521
1,360 ON Semiconductor Corporation
a
137,102
14,845 Onto Innovation, Inc.
a
4,380,166
10,674 Oracle Corporation 1,722,677
44,989 Palantir Technologies, Inc.
a
6,258,420
31,254 Pegasystems, Inc. 1,142,334
5,552 Plexus Corporation
a
1,391,220
798 PTC, Inc.
a
108,767
279 Q2 Holdings, Inc.
a
14,159
1,180 Qnity Electronics, Inc. 165,979
59,550 Qualcomm, Inc. 10,693,989
22,200 Rambus, Inc.
a
2,555,442
4,296 Rigetti Computing, Inc.
a
74,965
4,085 Rogers Corporation
a
554,539
352 Roper Industries, Inc. 124,893
107,062 Samsung Electronics Company,
Ltd. 16,122,219
604 SanDisk Corporation/DE
a
662,292
119 Sanmina Corporation
a
25,921
32,038 ServiceNow, Inc.
a
2,829,276
390 ServiceTitan, Inc.
a
23,189
27,790 Shopify, Inc.
a
3,366,203
2,529 SiTime Corporation
a
1,421,677
1,910 Skyworks Solutions, Inc. 134,025
7,912 Snowflake, Inc.
a
1,079,751
3,156 Sprout Social, Inc.
a
18,936
2,936 Synopsys, Inc.
a
1,416,914
34,765 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 13,769,026
42,265 TD SYNNEX Corporation 9,644,028
8,925 TE Connectivity plc 1,889,065
445 Teledyne Technologies, Inc.
a
287,403
1,210 Tenable Holdings, Inc.
a
25,277
5,157 Teradyne, Inc. 1,771,275
16,554 Texas Instruments, Inc. 4,652,998
20,832 Trimble, Inc.
a
1,402,410
21,930 TTM Technologies, Inc.
a
3,469,765
2,828 Tyler Technologies, Inc.
a
964,744
3,186 Unity Software, Inc.
a
84,174
921 Varonis Systems, Inc.
a
24,222
850 VeriSign, Inc. 228,361
1,118 ViaSat, Inc.
a
73,687
5,645 Viavi Solutions, Inc.
a
295,798
20,566 Vontier Corporation 737,908
5,152 Western Digital Corporation 2,238,647

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Information Technology  11.7% - continued
188 Workday, Inc.
a
$ 23,011
6,555 Zebra Technologies Corporation
a
1,483,134
1,536 Zoom Communications, Inc.
a
149,222
835 Zscaler, Inc.
a
109,118
Total 402,123,974
Materials  1.6%
172 Air Products and Chemicals, Inc. 51,609
5,389 Albemarle Corporation 1,060,016
17,101 Alcoa Corporation 1,090,873
22,877 Amcor plc 870,241
6,433 American Vanguard Corporation
a
18,527
1,134 AngloGold Ashanti plc 106,290
7,521 AptarGroup, Inc. 930,197
20,174 Ashland, Inc. 1,074,467
1,101 Avery Dennison Corporation 180,487
3,291 Avient Corporation 122,030
7,781 Balchem Corporation 1,257,565
3,392 Ball Corporation 207,183
4,890 Celanese Corporation 331,346
42,111 CF Industries Holdings, Inc. 5,230,186
8,793 Cleveland-Cliffs, Inc.
a
89,689
7,275 Coeur Mining, Inc.
a
130,732
1,512 Commercial Metals Company 104,268
959 Compass Minerals International,
Inc.
a
25,615
43,617 Constellium SE
a
1,364,340
4,008 Corteva, Inc. 324,688
42,045 Crown Holdings, Inc. 4,133,444
16,060 DuPont de Nemours, Inc. 733,300
25,147 Eastman Chemical Company 1,837,994
8,971 Ecolab, Inc. 2,337,843
57,529 Element Solutions, Inc. 2,450,160
17,977 Freeport-McMoRan, Inc. 1,038,711
18,014 Greif, Inc. 1,175,233
5,512 Hecla Mining Company 99,326
10,629 Huntsman Corporation 152,739
1,150 Ingevity Corporation
a
87,619
721 International Flavors & Fragrances,
Inc. 50,614
55,570 International Paper Company 1,690,439
1,498 Intrepid Potash, Inc.
a
59,276
134,688 Ivanhoe Mines, Ltd.
a
1,090,712
779 Kaiser Aluminum Corporation 132,765
7,286 Linde plc 3,651,306
15,796 Louisiana-Pacific Corporation 1,140,313
2,107 Martin Marietta Materials, Inc. 1,304,381
1,060 Minerals Technologies, Inc. 76,256
9,767 Mosaic Company 227,278
125 NewMarket Corporation 84,453
12,217 Newmont Corporation 1,357,187
34,216 Nucor Corporation 7,708,523
1,747 O-I Glass, Inc.
a
15,915
8,760 Orion SA 65,875
983 Packaging Corporation of America 209,821
2,687 Perimeter Solutions, Inc.
a
81,416
1,376 PPG Industries, Inc. 149,296
146 Reliance, Inc. 52,925
1,100 Royal Gold, Inc. 256,718
376 Scotts Miracle-Gro Company 23,575
1,155 Sensient Technologies Corporation 131,254
1,303 Smurfit WestRock plc 50,022
30,197 Solstice Advanced Materials, Inc. 2,474,644
1,600 Sonoco Products Company 79,936
13,392 Steel Dynamics, Inc. 3,062,215
Shares Common Stock  45.8% Value
Materials  1.6% - continued
629 Stepan Company $ 31,469
Total 53,875,302
Real Estate  1.3%
12,953 Agree Realty Corporation 998,806
2,419 Alpine Income Property Trust, Inc. 45,477
3,564 Americold Realty Trust, Inc. 43,588
8,570 AvalonBay Communities, Inc. 1,568,310
10,415 Brixmor Property Group, Inc. 313,387
925 Broadstone Net Lease, Inc. 18,315
1,656 CareTrust REIT, Inc. 65,329
40,895 CBRE Group, Inc.
a
5,836,943
951 CoStar Group, Inc.
a
32,914
12,414 Cousins Properties, Inc. 317,923
75,973 Crown Castle, Inc. 6,744,883
3,617 Curbline Properties Corporation 99,829
1,326 Cushman & Wakefield, Ltd.
a
18,617
2,410 Digital Realty Trust, Inc. 484,265
10,560 Easterly Government Properties,
Inc. 247,210
16,081 EPR Properties 897,481
16,384 Equity Lifestyle Properties, Inc. 1,036,943
72,305 Essential Properties Realty Trust,
Inc. 2,272,546
242 Essex Property Trust, Inc. 63,697
8,027 Extra Space Storage, Inc. 1,150,510
622 Federal Realty Investment Trust 68,980
24,685 Fermi, Inc.
a,b
126,634
35,971 First Industrial Realty Trust, Inc. 2,230,562
642 FrontView REIT, Inc. 11,363
5,004 Gaming and Leisure Properties,
Inc. 242,494
6,949 Getty Realty Corporation 230,151
222,857 Healthcare Realty Trust, Inc. 4,167,426
55,930 Host Hotels & Resorts, Inc. 1,181,801
420 Howard Hughes Holdings, Inc.
a
26,153
4,330 Independence Realty Trust, Inc. 70,622
33,558 Industrial Logistics Properties Trust 249,336
12,536 Innovative Industrial Properties,
Inc. 680,078
8,720 InvenTrust Properties Corporation 280,086
3,450 Iron Mountain, Inc. 434,665
7,778 Jones Lang LaSalle, Inc.
a
2,474,415
2,466 Kimco Realty Corporation 58,296
127 Lamar Advertising Company 17,506
1,145 Macerich Company 24,881
43,387 Medical Properties Trust, Inc. 214,332
56,664 Millrose Properties, Inc. 1,737,885
215 National Health Investors, Inc. 16,536
3,434 NET Lease Office Properties 44,848
21,347 NetSTREIT Corporation 439,108
889 NNN REIT, Inc. 38,929
384 Omega Healthcare Investors, Inc. 18,036
12,749 Outfront Media, Inc. 393,307
11,605 Park Hotels & Resorts, Inc. 133,109
3,602 Piedmont Realty Trust, Inc.
a
30,113
1,704 Postal Realty Trust, Inc. 37,284
1,714 Realty Income Corporation 110,107
850 Regency Centers Corporation 66,172
11,841 RLJ Lodging Trust 97,570
525 Ryman Hospitality Properties 55,172
31,828 Sabra Health Care REIT, Inc. 657,566
17,832 Safehold, Inc. 285,669
4,835 Simon Property Group, Inc. 984,938
5,544 STAG Industrial, Inc. 213,888

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  45.8% Value
Real Estate  1.3% - continued
66,098 Tanger, Inc. $ 2,450,914
33,988 Terreno Realty Corporation 2,216,018
1,814 Ventas, Inc. 159,378
4,075 VICI Properties, Inc. 118,990
4,909 Xenia Hotels & Resorts, Inc. 79,869
4,589 Zillow Group, Inc., Class C
a
203,752
Total 45,635,912
Utilities  1.6%
17,047 Alliant Energy Corporation 1,251,761
4,085 American States Water Company 307,560
1,126 American Water Works Company,
Inc. 144,601
1,873 Artesian Resources Corporation 58,644
7,978 Avista Corporation 327,896
2,688 Black Hills Corporation 202,380
2,187 California Water Service Group 92,379
29,273 CenterPoint Energy, Inc. 1,277,766
6,896 Clearway Energy, Inc., Class A 278,805
8,062 Clearway Energy, Inc., Class C 325,382
730 Consolidated Edison, Inc. 81,388
26,325 Constellation Energy Corporation 8,239,725
300 DTE Energy Company 45,507
59,080 Duke Energy Corporation 7,653,814
50,188 Edison International 3,487,564
80,116 Entergy Corporation 9,446,478
44,912 Evergy, Inc. 3,720,510
8,174 Eversource Energy 577,902
7,198 Exelon Corporation 331,036
5,399 FirstEnergy Corporation 256,560
3,129 H2O America
b
175,818
838 Middlesex Water Company 42,637
664 National Fuel Gas Company 56,028
7,051 New Jersey Resources
Corporation 397,042
26,636 NiSource, Inc. 1,285,986
711 OGE Energy Corporation 34,697
1,672 Otter Tail Corporation 149,209
65,566 PG&E Corporation 1,089,707
17,479 Pinnacle West Capital Corporation 1,812,922
61,646 Portland General Electric
Company 3,201,277
12,254 Spire, Inc. 1,117,320
81,799 UGI Corporation 2,952,126
2,978 Unitil Corporation 156,226
39,175 Vistra Energy Corporation 6,183,382
3,147 XPLR Infrastructure, LP
a
32,571
190 York Water Company 5,514
Total 56,800,120
Total Common Stock
(cost $1,166,201,337) 1,578,163,318
Shares
Registered Investment
Companies   36.1% Value
U.S. Affiliated   35.6%
5,693,000 Thrivent Core Emerging Markets
Equity Fund 79,645,073
10,144,355 Thrivent Core International Equity
Fund 135,325,689
2,632,453 Thrivent Global Stock Fund, Class
S 82,395,793
16,514,567 Thrivent International Equity Fund,
Class S 227,901,027
Shares
Registered Investment
Companies  36.1% Value
U.S. Affiliated   35.6%  - continued
11,367,034 Thrivent Large Cap Growth Fund,
Class S $ 282,016,104
4,667,549 Thrivent Large Cap Value Fund,
Class S 166,864,881
2,680,961 Thrivent Mid Cap Stock Fund,
Class S 99,865,780
3,654,322 Thrivent Mid Cap Value ETF 62,247,721
1,939,860 Thrivent Small Cap Stock Fund,
Class S 67,662,306
702,830 Thrivent Small Cap Value ETF 21,560,294
Total 1,225,484,668
U.S. Unaffiliated   0.5%
7,242 Invesco QQQ Trust Series 1 4,835,773
12,291 iShares Biotechnology ETF 2,073,369
1,604 iShares Semiconductor ETF 740,150
12,894 State Street SPDR S&P 500 ETF
Trust 9,266,402
5,943 State Street SPDR S&P Biotech
ETF 780,494
3,367 State Street SPDR S&P Software &
Services ETF 509,360
1,783 VanEck Semiconductor ETF 903,482
Total 19,109,030
Total Registered Investment
Companies (cost $766,415,332) 1,244,593,698
Principal
Amount Long-Term Fixed Income 2.8% Value
Commercial Mortgage-Backed Securities  0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,240,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
1,273,476
500,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
c,d
497,846
Total 1,771,322
Mortgage-Backed Securities  1.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
492,807 2.000%,  5/1/2051 400,533
769,550 2.500%,  5/1/2051 653,772
526,513 4.000%,  5/1/2052 498,765
165,557 5.000%,  7/1/2053 164,936
1,159,508 5.500%,  7/1/2053 1,178,487
750,818 5.000%,  8/1/2053 750,381
1,713,460 5.500%,  9/1/2053 1,757,709
48,235 5.500%,  9/1/2055 48,945
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
113,595 2.500%,  7/1/2030 110,093
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,475,000 4.500%,  5/1/2041
e
1,463,420
4,800,000 5.000%,  5/1/2041
e
4,834,773

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  2.8% Value
Mortgage-Backed Securities  1.4% - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 415,218 3.000%,  8/1/2038 $ 394,217
540,980 3.500%,  5/1/2040 514,260
376,858 2.500%,  4/1/2042 337,959
1,558,633 5.000%,  10/1/2045 1,549,009
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
689,766 3.000%,  1/1/2052 609,517
104,098 2.000%,  2/1/2051 84,607
178,016 2.000%,  2/1/2051 144,684
590,642 2.500%,  2/1/2051 505,438
1,236,880 5.500%,  2/1/2055 1,260,363
1,212,751 2.000%,  3/1/2051 978,038
1,484,161 4.000%,  3/1/2051 1,410,106
240,905 2.000%,  3/1/2052 196,379
765,616 3.000%,  3/1/2052 676,921
275,998 3.000%,  4/1/2051 242,196
628,881 5.500%,  4/1/2054 644,134
487,972 3.000%,  5/1/2050 428,510
210,847 2.000%,  5/1/2051 170,476
365,597 3.000%,  5/1/2051 327,840
1,019,503 2.000%,  6/1/2050 825,344
301,276 3.000%,  6/1/2050 271,218
359,860 4.000%,  6/1/2052 338,966
124,668 5.000%,  6/1/2053 124,298
613,112 2.500%,  7/1/2051 525,153
462,324 3.500%,  7/1/2051 425,652
247,518 4.000%,  7/1/2052 233,191
513,702 3.500%,  8/1/2050 474,646
4,531,146 2.500%,  8/1/2051 3,817,144
716,450 3.500%,  8/1/2052 653,088
3,043,560 4.500%,  8/1/2052 2,943,114
583,862 4.500%,  8/1/2052
e
564,856
1,021,920 5.000%,  8/1/2053 1,018,570
1,031,313 6.000%,  8/1/2054 1,083,219
179,545 3.500%,  9/1/2052 164,892
352,431 3.500%,  9/1/2052 324,446
768,752 5.000%,  9/1/2052 763,732
901,352 4.500%,  9/1/2053 875,135
2,576,390 4.500%,  9/1/2053 2,495,612
910,261 4.000%,  10/1/2052 861,467
211,106 2.000%,  11/1/2051 171,573
260,782 3.500%,  11/1/2052 240,711
868,260 2.000%,  12/1/2050 706,006
724,625 2.500%,  12/1/2051 618,676
1,014,480 4.500%,  12/1/2052 985,324
50,000 3.500%,  5/1/2049
e
45,507
400,000 4.000%,  5/1/2049
e
375,078
1,325,000 5.000%,  5/1/2049
e
1,305,245
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
417,391 2.500%,  3/1/2062 341,833
255,449 3.500%,  7/1/2061 229,721
463,090 4.000%,  12/1/2061 428,943
Total 46,568,828
U.S. Government & Agencies  1.3%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,030,781
2,850,000 4.000%,  11/15/2052 2,418,715
Principal
Amount Long-Term Fixed Income  2.8% Value
U.S. Government & Agencies  1.3% - continued
$ 3,240,000 1.375%,  11/15/2040 $ 2,072,334
2,291,000 2.500%,  5/15/2046 1,558,506
U.S. Treasury Notes
2,000,000 3.875%,  5/31/2027 2,001,484
4,000,000 3.500%,  9/30/2027 3,980,156
1,490,000 2.250%,  11/15/2027 1,453,972
200,000 0.750%,  1/31/2028 189,477
2,400,000 3.625%,  3/31/2028 2,388,188
4,500,000 2.875%,  5/15/2028 4,410,527
3,000,000 4.125%,  7/31/2028 3,014,766
3,700,000 4.375%,  8/31/2028 3,738,445
2,400,000 4.125%,  3/31/2029 2,413,594
5,300,000 3.625%,  9/30/2030 5,219,671
125,000 0.875%,  11/15/2030 108,867
1,500,000 3.750%,  1/31/2031 1,482,891
4,800,000 2.875%,  5/15/2032 4,476,750
4,000,000 3.375%,  5/15/2033 3,796,563
400,000 4.250%,  8/15/2035 396,500
Total 46,152,187
Total Long-Term Fixed Income
(cost $98,158,042) 94,492,337
Shares
f
Private Equity Funds 2.5% Value
Secondary  2.5%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,g
14,108,184
__ ASF IX, LP
*,a,g
11,409,413
__ ASF VIII Sidecar (Cayman), LP
*,a,g
3,035,378
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,g
12,261,880
__ LCP X (Offshore), LP
*,a,g
21,751,665
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,g
23,710,085
Total 86,276,605
Total Private Equity Funds
(cost $63,313,045) 86,276,605
Shares
Collateral Held for Securities
Loaned < 0 . 1% Value
294,350 Thrivent Cash Management Trust 294,350
Total Collateral Held for
Securities Loaned
(cost $294,350) 294,350

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 12.9% Value
Federal Home Loan Bank Discount
Notes
9,900,000 3.634%, 5/1/2026
h,i
$ 9,899,013
1,000,000 3.604%, 5/8/2026
h,i
999,202
5,000,000 3.600%, 5/29/2026
h,i
4,985,540
400,000 3.610%, 6/3/2026
h,i
398,640
500,000 3.640%, 6/5/2026
h,i
498,200
400,000 3.610%, 6/10/2026
h,i
398,360
3,000,000 3.627%, 6/17/2026
h,i
2,985,600
500,000 3.590%, 6/18/2026
h,i
497,550
1,000,000 3.610%, 6/22/2026
h,i
994,700
400,000 3.635%, 6/24/2026
h,i
397,800
2,400,000 3.603%, 7/15/2026
h,i
2,381,785
2,400,000 3.620%, 7/17/2026
h,i
2,381,306
900,000 3.596%, 7/22/2026
h,i
892,541
Federal Home Loan Mortgage
Corporation Discount Notes
900,000 3.600%, 7/20/2026
h,i
892,720
Federal National Mortgage
Association Discount Notes
8,500,000 3.595%, 6/1/2026
h,i
8,472,800
State Street Institutional U.S.
Government Money Market
Fund
151,589,419 3.596%
h
151,589,419
Thrivent Core Short-Term Reserve
Fund
25,369,376 3.980% 253,693,754
U.S. Treasury Bills
400,000 3.596%, 5/5/2026
h
399,843
400,000 3.631%, 5/19/2026
h
399,282
500,000 3.620%, 5/28/2026
h
498,661
1,000,000 3.602%, 6/11/2026
h
995,900
Total Short-Term Investments
(cost $444,582,718) 444,652,616
Total Investments (cost
$2,538,964,824) 100.1% $3,448,472,924
Other Assets and Liabilities, Net
(0.1%) (4,091,296)
Total Net Assets 100.0% $3,444,381,628
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Private equity fund partnerships do not issue shares.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of April 30, 2026 was
$86,276,605 or 2.50% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 10,962,896
ASF IX, LP  3/18/2024 8,844,859
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,397,454
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 8,904,000
LCP X (Offshore), LP  10/25/2023 14,509,160
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 17,694,676
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 285,720
Total lending $285,720
Gross amount payable upon return of
collateral for securities loaned $294,350
Net amounts due to counterparty $8,630
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $954,136,455
Gross unrealized depreciation (62,192,274)
Net unrealized appreciation (depreciation) $891,944,181
Cost for federal income tax purposes $2,578,433,618

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 123,471,935 120,827,534 2,644,401 –
Consumer Discretionary 158,152,379 158,152,379 – –
Consumer Staples 51,334,544 51,334,544 – –
Energy 77,328,811 77,328,811 – –
Financials 218,702,271 218,702,271 – –
Health Care 157,973,298 157,973,298 – –
Industrials 232,764,772 231,753,988 1,010,784 –
Information Technology 402,123,974 386,001,755 16,122,219 –
Materials 53,875,302 52,784,590 1,090,712 –
Real Estate 45,635,912 45,635,912 – –
Utilities 56,800,120 56,800,120 – –
Registered Investment Companies
U.S. Affiliated 1,010,513,906 1,010,513,906 – –
U.S. Unaffiliated 19,109,030 19,109,030 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,771,322 – 1,771,322 –
Mortgage-Backed Securities 46,568,828 – 46,568,828 –
U.S. Government & Agencies 46,152,187 – 46,152,187 –
Private Equity Funds
Secondary 86,276,605 – – 86,276,605
Short-Term Investments 190,958,862 151,589,419 39,369,443 –
Subtotal Investments in Securities $2,979,514,058 $2,738,507,557 $154,729,896 $86,276,605
Other Investments  * Total
Affiliated Short-Term Investments 253,693,754
U.S. Affiliated Registered Investment Cos. 214,970,762
Collateral Held for Securities Loaned 294,350
Subtotal Other Investments $468,958,866
Total Investments at Value $3,448,472,924
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 42,832,865 42,832,865 – –
Total Asset Derivatives $42,832,865 $42,832,865 $– $–
Liability Derivatives
Futures Contracts 20,927,990 19,992,728 935,262 –
Total Liability Derivatives $20,927,990 $19,992,728 $935,262 $–

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation) * Purchases Sales
Transfers Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
04/30/2026
Private Equity Funds
 Secondary $71,928,500 $-  $7,220,274 $8,982,726 ($1,854,895)  $- $-  $86,276,605
Total  $71,928,500 $-   $7,220,274 $8,982,726 ($1,854,895)  $- $- $86,276,605
Investments in Securities
Ending Value
04/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $86,276,605
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $86,276,605
The following table presents Aggressive Allocation Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling
$37,550,757 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 22 June 2026 $ 2,483,652 ( $ 50,590)
CBOT 5-Yr. U.S. Treasury Note 47 June 2026 5,149,188 (80,899)
CBOT U.S. Long Bond 4 June 2026 468,788 (17,413)
CME E-mini Russell 2000 Index 14 June 2026 1,745,002 220,458
CME E-mini S&P 500 Index 1,253 June 2026 421,369,666 32,451,272
CME E-mini S&P Mid-Cap 400 Index 6 June 2026 2,053,484 137,236
CME Ultra Long Term U.S. Treasury Bond 5 June 2026 599,231 (24,074)
ICE mini MSCI EAFE Index 892 June 2026 129,221,828 6,634,232
ICE US mini MSCI Emerging Markets Index 410 June 2026 30,111,433 3,389,667
Ultra 10-Yr. U.S. Treasury Note 3 June 2026 346,670 (8,092)
Total Futures Long Contracts $ 593,548,942 $ 42,651,797
CME E-mini Russell 2000 Index (864) June 2026 ( $ 108,292,483) ( $ 13,004,477)
CME E-mini S&P Mid-Cap 400 Index (240) June 2026 (80,821,617) (6,807,183)
Eurex Euro STOXX 50 Index (441) June 2026 (29,332,895) (935,262)
Total Futures Short Contracts ( $ 218,446,995) ($20,746,922)
Total Futures Contracts $ 375,101,947 $21,904,875

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 42,832,865
Total Equity Contracts 42,832,865
Total Asset Derivatives $42,832,865
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,746,922
Total Equity Contracts 20,746,922
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 181,068
Total Interest Rate Contracts 181,068
Total Liability Derivatives $20,927,990
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 58,433
Total Interest Rate Contracts 58,433
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,351,371)
Total Return Swaps Net realized gains/(losses) on Swap agreements 62,882
Total Equity Contracts (1,288,489)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 150,405
Total Foreign Exchange Contracts 150,405
Total ($1,079,651)

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,168,528
Total Equity Contracts 3,168,528
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (221,253)
Total Interest Rate Contracts (221,253)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (403,413)
Total Foreign Exchange Contracts (403,413)
Total $2,543,862
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $628,354,293
Futures - Short (230,888,525)
Total Return Swaps - Long 15,134,422
Interest Rate Contracts
Futures - Long 10,237,767
Foreign Exchange Contracts
Futures - Short (6,196,386)

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $67,232 $2,179 $– $79,645 5,693 2.3%
Core International Equity 114,751 15,235 – 135,326 10,144 3.9
Global Stock, Class S 75,914 7,832 – 82,396 2,632 2.4
International Equity, Class S 200,759 13,694 – 227,901 16,515 6.6
Large Cap Growth, Class S 285,064 8,431 – 282,016 11,367 8.2
Large Cap Value, Class S 147,789 8,019 – 166,865 4,668 4.9
Mid Cap Stock, Class S 88,420 10,059 – 99,866 2,681 2.9
Mid Cap Value ETF
1
– 55,633 – 62,248 3,654 1.8
Small Cap Stock, Class S 60,633 1,448 – 67,662 1,940 2.0
Small Cap Value ETF
2
18,047 2,135 0 21,560 703 0.6
Total Affiliated Registered Investment
Companies 1,058,609 1,225,485 35.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 293,378 118,380 158,110 253,694 25,369 7.4
Total Affiliated Short-Term Investments 293,378 253,694 7.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   614 135,433 135,753 294 294 <0.1
Total Collateral Held for Securities Loaned 614 294 <0.1
Total Value $1,352,601 $1,479,473
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $10,234 $– $2,179
Core International Equity – 5,340 5,968 3,967
Global Stock, Class S – (1,350) 6,578 1,254
International Equity, Class S – 13,448 8,040 5,653
Large Cap Growth, Class S – (11,479) 8,431 –
Large Cap Value, Class S – 11,057 6,138 1,882
Mid Cap Stock, Class S – 1,387 9,631 427
Mid Cap Value ETF
1
– 6,615 – 66
Small Cap Stock, Class S – 5,581 1,200 248
Small Cap Value ETF
2
– 1,378 1,729 459
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 46 – – 5,265
Total Income/Non Income Cash from Affiliated Investments $21,400
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total $46 $42,211 $47,715
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 33.9% Value
Asset-Backed Securities 4.3%
522 Funding CLO, Ltd.
$ 400,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 393,693
Anchorage Capital CLO 20, Ltd.
250,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
248,395
Anchorage Capital CLO 21, Ltd.
250,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
246,845
Avis Budget Rental Car Funding
AESOP, LLC
275,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
276,496
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
491,430
Balboa Bay Loan Funding, Ltd.
300,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
299,577
Barings CLO, Ltd.
400,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
397,749
Barings Loan Partners CLO, Ltd. 2
500,000
5.325%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
498,310
Battalion CLO XI, Ltd.
500,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
493,559
Battalion CLO XIV, Ltd.
575,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
572,129
Battalion CLO XXI, Ltd.
900,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
889,274
Business Jet Securities, LLC
123,940
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
122,465
261,028
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
260,468
College Avenue Student Loans,
LLC
38,787
5.419%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
39,171
Dryden 72 CLO, Ltd.
325,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
325,187
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
481,872
425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
426,819
500,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
493,089
Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities 4.3% - continued
HOMES Trust
$ 701,091
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
$ 697,508
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
430,153
HPS Loan Management, Ltd.
400,000
5.457%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b,d
400,042
Kennedy Lewis CLO 3, Ltd.
350,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
349,097
LCM 41, Ltd.
950,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
925,676
LEDN Issuer Trust
250,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
250,367
Lightpath Fiber Issuer, LLC
550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
551,320
MetroNet Infrastructure Issuer, LLC
550,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
554,355
175,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
174,845
Octagon Investment Partners 50,
Ltd.
700,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
693,759
Pagaya AI Debt Grantor Trust
83,148
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
83,331
119,454
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
119,824
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
63,387
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
63,425
Palmer Square Loan Funding, Ltd.
500,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
497,526
250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
249,994
250,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
248,256
525,000
5.357%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b,d
525,028
Park Blue CLO, Ltd.
500,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
500,761

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Asset-Backed Securities 4.3% - continued
PPM CLO 3, Ltd.
$ 300,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
$ 295,803
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
402,169
Rockford Tower CLO, Ltd.
575,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
574,989
500,000
5.573%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
500,460
Sculptor CLO XXVIII, Ltd.
500,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
492,433
Signal Peak CLO 1, Ltd.
300,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
299,869
Sunnova Hestia II Issuer, LLC
311,034
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
299,462
Symphony CLO XX, Ltd.
500,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
502,163
TCW CLO, Ltd.
450,000
5.467%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,237
VERDE CLO, Ltd.
500,000
6.873%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
502,169
Veros Auto Receivables Trust
134,543
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
135,013
Zayo Issuer, LLC
425,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
423,957
525,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
522,594
Total 19,673,113
Basic Materials < 0.1%
FMC Corporation
32,000 8.450%,  11/1/2055
b
21,207
Peabody Energy Corporation,
Convertible
68,000 3.250%,  3/1/2028 104,482
Total 125,689
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
76,000 1.000%,  12/1/2028 70,718
77,000 2.875%,  7/1/2031
a
99,715
Principal
Amount Long-Term Fixed Income  33.9% Value
Capital Goods 0.3% - continued
BWX Technologies, Inc.,
Convertible
$ 292,000 Zero Coupon,  11/1/2030
a
$ 315,944
Fluor Corporation, Convertible
205,000 1.125%,  8/15/2029 274,700
Greenbrier Companies, Inc.,
Convertible
113,000 2.875%,  4/15/2028
f
127,283
JBT Marel Corporation,
Convertible
198,000 0.375%,  9/15/2030
a
186,120
Mirion Technologies, Inc.,
Convertible
89,000 0.250%,  6/1/2030
a
100,481
79,000 Zero Coupon,  10/1/2031
a
78,052
Patrick Industries, Inc., Convertible
94,000 1.750%,  12/1/2028 141,188
Total 1,394,201
Collateralized Mortgage Obligations 6.7%
A&D Mortgage Trust
133,359
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
134,638
296,354
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
298,466
274,881
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
275,520
ACRA Trust
282,296
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
282,842
Archwest Mortgage Trust
300,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
300,414
Banc of America Alternative Loan
Trust
196,033
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 177,055
Banc of America Mortgage
Securities Trust
18,244
5.050%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,397
45,296
5.589%,  9/25/2035, Ser.
2005-H, Class 3A1
b
43,508
Bellemeade Re, Ltd.
170,000
6.145%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
170,839
BRAVO Residential Funding Trust
340,910
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
338,562
Builder Circle Mortgage Trust
400,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a,d
399,994
CFST Mortgage Trust
350,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
352,586
CHNGE Mortgage Trust
160,718
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
157,770
101,001
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
100,688

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations 6.7% -
continued
$ 300,269
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
$ 299,349
95,501
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
95,383
CIM Trust
300,678
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
299,808
Citigroup Mortgage Loan Trust,
Inc.
76,391
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 75,884
125,003
4.955%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
113,831
CLIP Trust
400,000
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
399,757
COLT Mortgage Loan Trust
235,269
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
236,831
CSMC Trust
175,821
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
152,641
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
100,988
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 88,564
Federal Home Loan Mortgage
Corporation - REMIC
507,546
4.000%,  1/25/2051, Ser.
5249, Class LA 501,575
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 498,286
894,709
1.500%,  3/25/2051, Ser.
5092, Class IC
g
77,715
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 446,533
420,306
7.645%,  (SOFR30A +
4.000%), 5/25/2026, Ser.
5567, Class MB
b
432,697
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 316,110
246,777
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 206,428
396,394
5.000%,  9/25/2054, Ser.
5473, Class HL 395,049
844,271
2.000%,  12/25/2050, Ser.
5051, Class WI
g
110,146
14,584
3.000%,  5/15/2027, Ser.
4046, Class GI
g
100
158,773
3.500%,  10/15/2032, Ser.
4119, Class KI
g
10,835
106,998
3.000%,  4/15/2033, Ser.
4203, Class DI
g
3,584
453,404
5.500%,  1/25/2046, Ser.
5617, Class AZ 450,171
Federal Home Loan Mortgage
Corporation STRIPS
257,279
3.500%,  8/15/2035, Ser.
345, Class C8
g
22,258
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 443,746
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations 6.7% -
continued
$ 619,722
5.000%,  4/25/2055, Ser.
2025-15, Class BD $ 606,771
550,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 552,194
325,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 317,020
368,537
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 354,221
592,571
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
78,933
38,640
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
387
22,853
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
170
99,750
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
1,202
67,687
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
711
27,764
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
319
57,429
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
555
54,462
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
692
58,574
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
1,055
148,293
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
9,471
Flagstar Mortgage Trust
112,319
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
101,734
GCAT Trust
381,648
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
391,875
240,604
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
226,435
393,653
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
398,159
GMAC Mortgage Corporation
Loan Trust
72,258
3.855%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
64,976
8,721
4.269%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
3,958
GMACM Mortgage Loan Trust
33,183
3.321%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
16,645
GS Mortgage-Backed Securities
Trust
440,066
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
436,422
399,535
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
399,141
Home Re, Ltd.
217,828
8.245%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
222,578
HTAP Issuer Trust
256,177
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
254,234
447,924
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
446,371

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations 6.7% -
continued
IndyMac INDA Mortgage Loan
Trust
$ 435,979
3.466%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 336,304
J.P. Morgan Alternative Loan Trust
53,271
4.781%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
39,481
J.P. Morgan Mortgage Trust
168,108
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
144,796
203,840
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
201,892
317,290
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
315,026
61,053
4.980%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
41,440
LHOME Mortgage Trust
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
500,248
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
200,757
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
501,243
Merrill Lynch Alternative Note
Asset Trust
246,988
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,201
MFA Trust
325,879
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
326,368
Morgan Stanley Residential
Mortgage Loan Trust
420,648
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
416,634
494,743
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
494,073
350,222
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
350,156
MortgageIT Securities Corporation
Mortgage Loan Trust
469,108
4.229%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
416,142
NYMT Loan Trust
440,323
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
439,220
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
301,182
PMT Loan Trust
244,486
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
247,284
PRET, LLC
493,667
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
490,111
625,000
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,c
624,994
325,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
325,729
PRKCM Trust
202,701
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
202,051
Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations 6.7% -
continued
$ 172,634
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
$ 173,683
PRPM Trust
160,000
6.169%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
160,483
PRPM, LLC
236,622
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
233,739
275,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
263,466
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
290,281
325,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
322,619
418,447
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
418,655
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
300,315
445,108
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
443,643
Radnor Re, Ltd.
320,209
6.545%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
321,252
RCO IX Mortgage, LLC
263,620
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
263,863
176,677
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
176,643
Residential Accredit Loans, Inc.
Trust
60,891
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 54,478
53,011
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 44,059
Residential Asset Securitization
Trust
77,719
4.427%,  1/25/2034, Ser.
2004-IP1, Class A1
b
74,707
Residential Funding Mortgage
Security I Trust
130,160
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 106,156
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
400,787
Saluda Grade Alternative
Mortgage Trust
258,020
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
257,977
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
653,697
Sequoia Mortgage Trust
350,000
5.974%,  3/25/2054, Ser.
2024-2, Class A13
a,b
350,602
500,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
471,684
300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
286,230
Structured Adjustable Rate
Mortgage Loan Trust
36,934
4.591%,  7/25/2035, Ser.
2005-15, Class 4A1
b
32,681

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Collateralized Mortgage Obligations 6.7% -
continued
Triangle Re, Ltd.
$ 105,878
7.045%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
$ 106,492
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
551,270
Unlock HEA Trust
290,599
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
290,367
239,290
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
238,611
352,477
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
351,699
Velocity Commercial Capital Loan
Trust
181,024
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
183,251
189,129
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
190,965
190,989
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
194,877
Verus Securitization Trust
422,508
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
424,205
200,530
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
178,896
VOLT C, LLC
345,124
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
346,576
VOLT CVI, LLC
273,576
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
273,930
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
404,417
Total 30,439,377
Commercial Mortgage-Backed Securities 0.4%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
235,751
BANK
2,191,261
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
99,803
600,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
584,041
BBCMS Mortgage Trust
2,229,338
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
131,240
500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
504,953
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,491
Total 1,806,279
Communications Services 0.1%
Bell Telephone Company of
Canada
31,500 7.000%,  9/15/2055
b
32,689
Principal
Amount Long-Term Fixed Income  33.9% Value
Communications Services 0.1% - continued
Rogers Communications, Inc.
$ 45,000 5.250%,  3/15/2082
a,b
$ 44,745
31,500 7.125%,  4/15/2055
b
32,496
Snap, Inc., Convertible
55,000 0.125%,  3/1/2028 50,121
190,000 0.500%,  5/1/2030 159,790
TELUS Corporation
28,000 6.625%,  10/15/2055
b,f
28,313
Vodafone Group plc
69,000 7.000%,  4/4/2079
b
71,959
Total 420,113
Consumer Cyclical 0.3%
Burlington Stores, Inc., Convertible
72,000 1.250%,  12/15/2027 117,108
Compass, Inc., Convertible
205,000 0.250%,  4/15/2031
a
179,990
Cracker Barrel Old Country Store,
Inc., Convertible
14,000 1.750%,  9/15/2030
a
11,159
DraftKings Holdings, Inc.,
Convertible
292,000 Zero Coupon,  3/15/2028 266,450
EZCORP, Inc., Convertible
76,000 3.750%,  12/15/2029
a
227,126
General Motors Financial
Company, Inc.
20,000 5.750%,  9/30/2027
b,h
19,828
13,500 5.700%,  9/30/2030
b,h
13,265
Live Nation Entertainment, Inc.,
Convertible
70,000 3.125%,  1/15/2029 109,697
77,000 2.875%,  1/15/2030 85,739
95,000 2.875%,  10/15/2031
a
98,455
Marriott Vacations Worldwide
Corporation, Convertible
115,000 3.250%,  12/15/2027 111,378
Meritage Homes Corporation,
Convertible
38,000 1.750%,  5/15/2028 37,259
Uber Technologies, Inc.,
Convertible
84,000 Zero Coupon,  5/15/2028
a
91,669
111,000 0.875%,  12/1/2028 135,698
Total 1,504,821
Consumer Non-Cyclical 0.3%
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 103,576
Chefs' Warehouse, Inc.,
Convertible
67,000 2.375%,  12/15/2028 123,280
CVS Health Corporation
31,000 6.750%,  12/10/2054
b
32,117
Envista Holdings Corporation,
Convertible
33,000 1.750%,  8/15/2028 32,835
Integer Holdings Corporation,
Convertible
36,000 2.125%,  2/15/2028 42,606
259,000 1.875%,  3/15/2030 250,582

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Consumer Non-Cyclical 0.3% - continued
Jazz Investments I, Ltd.,
Convertible
$ 207,000 3.125%,  9/15/2030 $ 309,258
LCI Industries, Convertible
145,000 3.000%,  3/1/2030 171,825
Post Holdings, Inc., Convertible
127,000 2.500%,  8/15/2027 141,986
Spectrum Brands, Inc.,
Convertible
74,000 3.375%,  6/1/2029 75,384
Winnebago Industries, Inc.,
Convertible
84,000 3.250%,  1/15/2030 77,910
Zoetis, Inc., Convertible
127,000 0.250%,  6/15/2029
a
125,540
Total 1,486,899
Energy 0.3%
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,h
49,572
55,000 6.450%,  12/1/2033
b,h
57,594
Crescent Energy Company,
Convertible
249,000 2.750%,  3/15/2031
a
286,475
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,344
52,000 7.625%,  1/15/2083
b
56,344
Energy Transfer, LP
34,000 8.000%,  5/15/2054
b
36,041
17,000 7.125%,  5/15/2030
b,h
17,460
Northern Oil and Gas, Inc.,
Convertible
294,000 3.625%,  4/15/2029 311,640
Phillips 66 Company
38,000 6.200%,  3/15/2056
b
38,125
TransCanada PipeLines, Ltd.
53,000 6.375%,  10/17/2056
b
53,407
TransCanada Trust
75,000 5.875%,  8/15/2076
b
75,106
UGI Corporation, Convertible
45,000 5.000%,  6/1/2028 62,550
Venture Global LNG, Inc.
80,000 9.000%,  9/30/2029
a,b,h
79,123
Total 1,179,781
Financials 1.0%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,421
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,h
49,913
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,h
85,778
American Express Company
50,000 3.550%,  9/15/2026
b,h
49,527
Bank of America Corporation
70,000 6.125%,  4/27/2027
b,h
70,476
Bank of New York Mellon
Corporation
75,000 5.950%,  12/20/2030
b,h
76,004
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials 1.0% - continued
Bank of Nova Scotia
$ 49,000 6.875%,  10/27/2085
b
$ 49,584
Boston Properties, LP, Convertible
46,000 2.000%,  10/1/2030
a
43,010
Capital One Financial Corporation
45,000 3.950%,  9/1/2026
b,h
44,648
Charles Schwab Corporation
94,000 4.000%,  6/1/2026
b,h
93,846
120,000 6.100%,  6/1/2031
b,h
120,053
CHL Mortgage Pass-Through Trust
12,683
6.166%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
12,714
150,821
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 60,632
Citigroup, Inc.
26,000 7.375%,  5/15/2028
b,h
26,713
54,000 7.625%,  11/15/2028
b,h
56,156
34,000 7.125%,  8/15/2029
b,h
34,498
32,000 6.950%,  2/15/2030
b,h
32,566
45,000 7.000%,  8/15/2034
b,h
46,745
76,000 6.625%,  12/29/2049
b
76,932
49,000 6.875%,  12/29/2049
b
49,750
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,h
54,384
Coinbase Global, Inc., Convertible
121,000 Zero Coupon,  10/1/2029
a
110,025
99,000 0.250%,  4/1/2030 96,079
118,000 Zero Coupon,  10/1/2032
a
99,474
COPT Defense Properties, LP,
Convertible
23,000 5.250%,  9/15/2028
a
26,882
Core Scientific, Inc., Convertible
43,000 3.000%,  9/1/2029
a
86,533
57,000 Zero Coupon,  6/15/2031
a
70,680
Corebridge Financial, Inc.
31,000 6.375%,  9/15/2054
b
30,825
39,000 6.875%,  12/15/2052
b
39,585
Countrywide Home Loan
Mortgage Pass Through Trust
183,975
4.782%,  11/25/2035, Ser.
2005-22, Class 2A1
b
153,191
Credit Suisse Group AG
26,000 7.250%,  N/A
*,i
6,240
36,000 7.500%,  N/A
*,i
8,640
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,h
61,322
Digital Realty Trust, LP, Convertible
81,000 1.875%,  11/15/2029
a
90,882
Encore Capital Group, Inc.,
Convertible
69,000 4.000%,  3/15/2029 97,531
Federal Realty OP, LP, Convertible
31,000 3.250%,  1/15/2029
a
32,302
Goldman Sachs Group, Inc.
48,000 3.650%,  8/10/2026
b,h
47,849
50,000 4.125%,  11/10/2026
b,h
49,498
31,000 6.125%,  11/10/2034
b,h
31,232
Hartford Insurance Group, Inc.
23,000
6.039%,  (TSFR3M +
2.387%), 2/12/2047
a,b
22,150

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Financials 1.0% - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 34,000 3.750%,  8/15/2028
a
$ 54,077
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,804
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,h
30,511
Huntington Bank Auto Credit-
Linked Notes
160,398
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
161,538
JPMorgan Chase & Company
31,000 6.500%,  4/1/2030
b,h
31,823
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,674
Lincoln National Corporation
13,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
10,693
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,h
80,811
MetLife, Inc.
32,000 6.350%,  3/15/2055
b,f
32,757
40,000 5.875%,  3/15/2028
b,f,h
40,028
51,000 6.400%,  12/15/2036 52,243
Nippon Life Insurance Company
105,000 5.950%,  4/16/2054
a,b
106,999
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 119,894
104,000 1.625%,  1/15/2030
a
113,256
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,h
42,279
45,000 6.250%,  3/15/2030
b,h
45,729
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,369
Prudential Financial, Inc.
39,000 6.750%,  3/1/2053
b
41,069
36,000 3.700%,  10/1/2050
b
33,204
Realty Income Corporation,
Convertible
57,000 3.500%,  1/15/2029
a
59,422
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a
35,874
25,000 4.125%,  3/15/2029
a
24,800
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
50,884
Shift4 Payments, Inc., Convertible
160,000 0.500%,  8/1/2027 150,762
Starwood Property Trust, Inc.,
Convertible
86,000 6.750%,  7/15/2027 88,408
State Street Corporation
27,000 6.700%,  3/15/2029
b,f,h
27,823
Sumisho Air Lease Corporation
52,000 4.650%,  6/15/2026
b,h
51,761
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
82,234
Tanger Properties, LP, Convertible
16,000 2.375%,  1/15/2031
a
16,723
Principal
Amount Long-Term Fixed Income  33.9% Value
Financials 1.0% - continued
Terawulf, Inc., Convertible
$ 18,000 2.750%,  2/1/2030
a
$ 49,158
35,000 1.000%,  9/1/2031
a
67,882
41,000 Zero Coupon,  5/1/2032
a
55,957
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,325
Truist Financial Corporation
90,000 5.100%,  3/1/2030
b,h
90,594
Wells Fargo & Company
56,000 7.625%,  9/15/2028
b,h
58,801
Welltower OP, LLC, Convertible
75,000 2.750%,  5/15/2028
a
171,075
57,000 3.125%,  7/15/2029
a
98,638
Total 4,599,149
Mortgage-Backed Securities 13.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
204,510 2.000%,  1/1/2052 166,216
1,744,238 6.000%,  1/1/2055 1,827,797
1,603,229 2.500%,  5/1/2051 1,362,025
1,093,632 3.500%,  5/1/2052 1,003,637
889,626 4.000%,  5/1/2052 842,741
1,088,535 5.000%,  7/1/2053 1,084,455
625,766 5.500%,  7/1/2053 636,009
177,825 5.000%,  8/1/2053 177,722
342,692 5.500%,  9/1/2053 351,542
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
627,760 2.500%,  7/1/2030 608,408
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
300,000 4.500%,  5/1/2041
d
297,645
4,600,000 5.000%,  5/1/2041
d
4,633,324
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
845,670 3.500%,  5/1/2040 803,902
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,136,593 3.000%,  1/1/2052 1,888,017
208,197 2.000%,  2/1/2051 169,213
323,665 2.000%,  2/1/2051 263,061
1,092,689 2.500%,  2/1/2051 935,061
1,258,131 2.500%,  2/1/2051 1,057,836
1,802,282 2.000%,  3/1/2051 1,453,473
1,038,913 4.000%,  3/1/2051 987,074
2,296,849 3.000%,  3/1/2052 2,030,762
1,539,635 2.000%,  4/1/2051 1,243,300
1,466,237 3.000%,  4/1/2051 1,286,666
1,040,906 5.500%,  4/1/2054 1,066,154
386,553 2.000%,  5/1/2051 312,539
713,785 3.000%,  5/1/2051 640,069
740,636 3.000%,  6/1/2050 666,743
303,040 4.000%,  6/1/2052 285,445
332,448 5.000%,  6/1/2053 331,460
1,758,663 2.500%,  7/1/2051 1,506,361
702,047 3.500%,  7/1/2051 646,360
850,063 2.500%,  8/1/2050 728,782

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Mortgage-Backed Securities 13.6% -
continued
$ 1,421,243 3.500%,  8/1/2050 $ 1,313,187
1,685,764 3.500%,  8/1/2052 1,536,678
1,002,148 4.500%,  8/1/2052 969,074
1,550,253 4.500%,  8/1/2052
d
1,499,790
224,822 5.000%,  8/1/2053 224,085
1,150,037 3.500%,  9/1/2052 1,058,718
478,786 3.500%,  9/1/2052 439,713
174,716 5.000%,  9/1/2052 173,575
235,135 4.500%,  9/1/2053 228,296
789,539 4.500%,  9/1/2053 764,784
1,504,717 4.000%,  10/1/2052 1,424,059
387,029 2.000%,  11/1/2051 314,551
621,865 3.500%,  11/1/2052 574,003
1,543,574 2.000%,  12/1/2050 1,255,122
2,893,146 4.500%,  12/1/2052 2,809,997
2,500,000 5.500%,  5/1/2041
d
2,512,436
650,000 3.500%,  5/1/2049
d
591,589
1,000,000 4.000%,  5/1/2049
d
937,695
8,890,000 5.000%,  5/1/2049
d
8,757,452
500,000 5.000%,  6/1/2049
d
492,076
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,067,077 2.500%,  3/1/2062 1,692,886
702,485 3.500%,  7/1/2061 631,732
783,692 4.000%,  12/1/2061 725,903
Total 62,221,200
Technology 0.8%
Akamai Technologies, Inc.,
Convertible
74,000 0.375%,  9/1/2027 81,955
115,000 1.125%,  2/15/2029 127,707
92,000 0.250%,  5/15/2033
a
120,750
Applied Digital Corporation,
Convertible
41,000 2.750%,  6/1/2030 150,900
Avnet, Inc., Convertible
50,000 1.750%,  9/1/2030
a,f
65,275
Block, Inc., Convertible
25,000 0.250%,  11/1/2027 23,475
CoreWeave, Inc., Convertible
48,000 1.750%,  12/1/2031
a
62,194
70,000 1.750%,  10/1/2032
a
83,965
CSG Systems International, Inc.,
Convertible
147,000 3.875%,  9/15/2028 178,972
Euronet Worldwide, Inc.,
Convertible
55,000 0.625%,  10/1/2030
a
49,500
Global Payments, Inc., Convertible
115,000 1.500%,  3/1/2031 103,212
InterDigital, Inc., Convertible
23,000 3.500%,  6/1/2027 88,228
Microchip Technology, Inc.,
Convertible
52,000 Zero Coupon,  2/15/2030
a
59,410
79,000 0.750%,  6/1/2030 86,229
MKS, Inc., Convertible
161,000 1.250%,  6/1/2030 316,687
Principal
Amount Long-Term Fixed Income  33.9% Value
Technology 0.8% - continued
ON Semiconductor Corporation,
Convertible
$ 80,000 Zero Coupon,  5/1/2027 $ 154,000
136,000 0.500%,  3/1/2029 165,648
Progress Software Corporation,
Convertible
136,000 3.500%,  3/1/2030 123,610
Semtech Corporation, Convertible
39,000 1.625%,  11/1/2027 110,604
103,000 Zero Coupon,  10/15/2030
a
137,505
Synaptics, Inc., Convertible
149,000 0.750%,  12/1/2031 183,121
Ultra Clean Holdings, Inc.,
Convertible
132,000 Zero Coupon,  3/15/2031
a
163,390
Viavi Solutions, Inc., Convertible
58,000 0.625%,  3/1/2031
a
226,055
Vishay Intertechnology, Inc.,
Convertible
264,000 2.250%,  9/15/2030 319,836
Western Digital Corporation,
Convertible
31,000 3.000%,  11/15/2028 356,246
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026
f
2,951
38,000 3.625%,  3/1/2028
a
37,468
Total 3,578,893
U.S. Government & Agencies 5.1%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 176,891
2,900,000 4.750%,  11/15/2053 2,784,680
1,200,000 4.625%,  2/15/2035 1,225,219
1,490,000 3.250%,  5/15/2042 1,219,763
4,470,000 3.375%,  8/15/2042 3,707,132
1,200,000 4.750%,  2/15/2045 1,168,359
U.S. Treasury Notes
590,000 0.500%,  4/30/2027 571,194
1,580,000 1.125%,  2/29/2028 1,503,654
3,500,000 4.125%,  7/31/2028 3,517,226
2,500,000 3.500%,  9/30/2029 2,464,648
2,200,000 3.625%,  9/30/2030 2,166,656
870,000 1.375%,  11/15/2031 753,196
1,000,000 4.125%,  11/15/2032 996,758
200,000 3.375%,  5/15/2033 189,828
800,000 4.000%,  2/15/2034 785,812
Total 23,231,016
Utilities 0.6%
AES Corporation
30,000 7.600%,  1/15/2055
b
30,562
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
44,430
Alliant Energy Corporation,
Convertible
31,000 3.250%,  5/30/2028
a
33,316
American Electric Power
Company, Inc.
38,000 6.050%,  3/15/2056
b
37,879
50,000 6.950%,  12/15/2054
b
53,263

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities 0.6% - continued
CenterPoint Energy, Inc.
$ 29,000 7.000%,  2/15/2055
b
$ 29,917
17,000 6.700%,  5/15/2055
b
17,342
CenterPoint Energy, Inc.,
Convertible
71,000 4.250%,  8/15/2026 84,845
55,000 3.000%,  8/1/2028
a
58,295
41,000 2.875%,  5/15/2029
a
41,291
CMS Energy Corporation,
Convertible
56,000 3.375%,  5/1/2028 62,720
46,000 3.125%,  5/1/2031
a
46,989
Dominion Energy, Inc.
33,000 6.875%,  2/1/2055
b
34,192
33,000 7.000%,  6/1/2054
b
35,188
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
47,798
32,000 6.450%,  9/1/2054
b,f
33,432
Duke Energy Corporation,
Convertible
96,000 3.000%,  3/15/2029
a
95,616
Edison International
27,000 7.875%,  6/15/2054
b
27,852
44,000 5.000%,  12/15/2026
b,h
43,473
Entergy Corporation
21,000 5.875%,  6/15/2056
b
21,008
40,000 6.100%,  6/15/2056
b
39,861
Evergy, Inc., Convertible
78,000 4.500%,  12/15/2027 106,314
Exelon Corporation, Convertible
62,000 3.250%,  3/15/2029
a
62,775
FirstEnergy Corporation,
Convertible
92,000 3.625%,  1/15/2029
a
100,510
76,000 3.875%,  1/15/2031
a
84,474
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
38,038
67,000 6.750%,  6/15/2054
b
70,157
NextEra Energy Capital Holdings,
Inc., Convertible
54,000 3.000%,  3/1/2027 78,489
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
17,482
40,000 5.750%,  7/15/2056
b,f
40,007
32,000 6.950%,  11/30/2054
b
33,099
NRG Energy, Inc.
41,000 10.250%,  3/15/2028
a,b,h
44,538
PacifiCorp
40,000 7.125%,  8/15/2056
b
39,870
PG&E Corporation, Convertible
277,000 4.250%,  12/1/2027 283,786
Pinnacle West Capital Corporation,
Convertible
37,000 4.750%,  6/15/2027 43,124
PPL Capital Funding, Inc.,
Convertible
73,000 2.875%,  3/15/2028 84,096
68,000 3.000%,  12/1/2030
a
70,348
Puget Energy, Inc.
39,000 7.000%,  9/15/2056
a,b
39,049
Principal
Amount Long-Term Fixed Income  33.9% Value
Utilities 0.6% - continued
Sempra
$ 31,000 6.550%,  4/1/2055
b
$ 31,318
31,000 6.625%,  4/1/2055
b
31,203
31,000 6.400%,  10/1/2054
b
31,239
31,000 6.875%,  10/1/2054
b,f
31,549
Southern Company
52,000 3.750%,  9/15/2051
b
51,785
Southern Company, Convertible
55,000 4.500%,  6/15/2027 61,417
103,000 3.250%,  6/15/2028
a
104,700
WEC Energy Group, Inc.
40,000 5.625%,  5/15/2056
b
39,754
WEC Energy Group, Inc.,
Convertible
59,000 4.375%,  6/1/2027 72,069
60,000 3.375%,  6/1/2028
a
62,580
57,000 4.375%,  6/1/2029 71,108
Xcel Energy, Inc.
37,000 5.750%,  12/3/2056
b
36,594
XPLR Infrastructure, LP,
Convertible
75,000 2.500%,  6/15/2026
a,f
74,625
Total 2,855,366
Total Long-Term Fixed Income
(cost $155,800,740) 154,515,897
Shares Common Stock 31.7% Value
Communications Services 3.1%
9,141 Alphabet, Inc., Class A 3,517,457
10,467 Alphabet, Inc., Class C 3,997,766
14,367 AT&T, Inc. 375,410
13,488 Comcast Corporation 364,715
2,024 Liberty Global, Ltd., Class A
j
23,438
4,629 Meta Platforms, Inc. 2,832,531
13,565 Netflix, Inc.
j
1,269,820
120 New York Times Company 9,484
719 Reddit, Inc.
j
105,858
13,812 Universal Music Group NV 289,606
1,988 Walt Disney Company 206,255
16,539 Warner Brothers Discovery, Inc.
j
447,380
18,301 Warner Music Group Corporation 517,369
Total 13,957,089
Consumer Discretionary 3.1%
14,849 ADT, Inc. 111,813
1,402 Advance Auto Parts, Inc. 83,433
21,593 Amazon.com, Inc.
j
5,723,441
4,063 Aptiv plc
j
244,836
23 AutoZone, Inc.
j
85,193
1,275 Booking Holdings, Inc.
j
214,659
496 Boot Barn Holdings, Inc.
j
85,039
1,319 Build-A-Bear Workshop, Inc. 48,724
871 Churchill Downs, Inc. 87,962
2,832 D.R. Horton, Inc. 435,732
776 Five Below, Inc.
j
182,872
432 Frontdoor, Inc.
j
29,648
768 Garmin, Ltd. 192,876
1,534 General Motors Company 117,949
1,656 Hasbro, Inc. 158,711
1,135 Hilton Worldwide Holdings, Inc. 367,819
1,355 Home Depot, Inc. 445,524

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Consumer Discretionary 3.1% - continued
861 Laureate Education, Inc.
j
$ 25,912
2,969 Life Time Group Holdings, Inc.
j
79,599
3,340 Lowe's Companies, Inc. 797,559
40 Monarch Casino & Resort, Inc. 4,748
118 Murphy USA, Inc. 69,384
16 NVR, Inc.
j
101,054
2,490 O'Reilly Automotive, Inc.
j
247,506
130 Ralph Lauren Corporation 46,623
1,652 Ross Stores, Inc. 376,309
2,056 SharkNinja, Inc.
j
237,530
17,235 Sony Group Corporation ADR 346,251
609 Tapestry, Inc. 88,329
4,292 Tesla, Inc.
j
1,637,956
475 Texas Roadhouse, Inc. 76,470
702 TJX Companies, Inc. 110,038
232 Ulta Beauty, Inc.
j
124,695
1,812 Universal Technical Institute, Inc.
j
68,004
1,354 Versigent plc
j
47,349
1,346 Viking Holdings, Ltd.
j
110,251
528 Williams-Sonoma, Inc. 95,679
349 Wingstop, Inc. 57,257
6,162 Wyndham Hotels & Resorts, Inc. 501,464
1,599 Wynn Resorts, Ltd. 171,269
Total 14,037,467
Consumer Staples 1.0%
147 Casey's General Stores, Inc. 120,856
601 Colgate-Palmolive Company 51,301
449 Costco Wholesale Corporation 455,524
2,599 Darling Ingredients, Inc.
j
166,934
230 Fresh Del Monte Produce, Inc. 9,635
1,298 John B. Sanfilippo & Son, Inc. 106,163
20,835 Keurig Dr Pepper, Inc. 612,549
299 Marzetti Company 38,954
746 Monster Beverage Corporation
j
57,494
2,633 PepsiCo, Inc. 417,304
838 Philip Morris International, Inc. 138,329
13 Procter & Gamble Company 1,912
12 Seaboard Corporation 68,231
8,393 Sysco Corporation 627,041
1,204 Turning Point Brands, Inc. 97,139
12,705 Unilever plc ADR 749,341
864 United Natural Foods, Inc.
j
43,217
5,907 Walmart, Inc. 779,311
421 WD-40 Company 88,393
Total 4,629,628
Energy 1.6%
4,762 Antero Midstream Corporation 104,097
329 Cheniere Energy, Inc. 90,459
1,899 Chevron Corporation 367,096
9,289 ConocoPhillips 1,168,370
14,114 Devon Energy Corporation 725,036
1,404 DHT Holdings, Inc. 25,946
22,001 Enterprise Products Partners, LP 851,439
529 EOG Resources, Inc. 74,361
1,613 Expand Energy Corporation 164,768
11,821 Exxon Mobil Corporation 1,824,335
17,267 Halliburton Company 730,394
4,389 Kinder Morgan, Inc. 144,266
2,068 Marathon Petroleum Corporation 513,464
1,538 Matador Resources Company 97,571
6,090 Patterson-UTI Energy, Inc. 74,420
970 TechnipFMC plc 73,303
Shares Common Stock  31.7% Value
Energy 1.6% - continued
8,933 Transocean, Ltd.
j
$ 60,923
2,284 Williams Companies, Inc. 174,292
Total 7,264,540
Financials 4.4%
213 Affiliated Managers Group, Inc. 62,765
1,406 Allstate Corporation 305,468
4,358 Ally Financial, Inc. 193,452
412 Amalgamated Financial
Corporation 16,843
1,335 American Express Company 431,272
374 American Financial Group, Inc. 49,843
5,774 American International Group, Inc. 431,895
514 Ameriprise Financial, Inc. 244,042
165 Aon plc 51,422
1,857 Arch Capital Group, Ltd.
j
175,412
1,565 Associated Banc-Corp 44,070
304 Assured Guaranty, Ltd. 24,898
1,962 Atlantic Union Bankshares
Corporation 73,869
2,435 Banc of California, Inc. 45,608
29,002 Bank of America Corporation 1,550,447
5,793 Bank of New York Mellon
Corporation 778,405
759 Berkshire Hathaway, Inc.
j
359,462
3,892 BGC Group, Inc. 43,707
264 BlackRock, Inc. 281,318
3,497 Bridgewater Bancshares, Inc.
j
63,401
607 Byline Bancorp, Inc. 19,515
5,002 Capital One Financial Corporation 956,883
167 Central Pacific Financial
Corporation 5,558
11,803 Charles Schwab Corporation 1,081,627
1,745 Chubb, Ltd. 570,615
805 Citigroup, Inc. 103,024
140 CNB Financial Corporation 4,253
506 Community Trust Bancorp, Inc. 32,855
273 ConnectOne Bancorp, Inc. 7,977
620 Customers Bancorp, Inc.
j
47,287
1,514 Donnelley Financial Solutions, Inc.
j
76,154
6 Encore Capital Group, Inc.
j
497
658 EZCORP, Inc.
j
21,569
595 Federal Agricultural Mortgage
Corporation 103,411
3,087 Fifth Third Bancorp 156,696
204 Financial Institutions, Inc. 6,950
912 First American Financial
Corporation 63,959
1,901 First Bancorp/Puerto Rico 46,156
67 First Financial Corporation 4,400
283 FirstCash Holdings, Inc. 61,756
6,129 Genworth Financial, Inc.
j
53,874
454 Great Southern Bancorp, Inc. 30,972
521 Hanmi Financial Corporation 15,583
227 Hartford Insurance Group, Inc. 31,056
439 Hometrust Bancshares, Inc. 20,049
470 Houlihan Lokey, Inc. 72,732
226 Independent Bank Corporation/MI 7,505
5,517 Intercontinental Exchange, Inc. 872,183
6,817 JPMorgan Chase & Company 2,135,289
819 M&T Bank Corporation 179,058
2,750 Marsh & McLennan Companies,
Inc. 461,203
961 Mastercard, Inc. 483,306
5,953 MetLife, Inc. 476,835

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Financials 4.4% - continued
2,472 MGIC Investment Corporation $ 65,459
281 Moody's Corporation 129,780
9,108 Morgan Stanley 1,735,894
196 Morningstar, Inc. 33,067
2,929 Nasdaq, Inc. 269,204
180 NBT Bancorp, Inc. 7,864
286 NMI Holdings, Inc.
j
11,071
923 Northern Trust Corporation 153,532
353 OFG Bancorp 16,224
3,294 Old National Bancorp 78,957
4,758 Old Republic International
Corporation 190,082
1,307 Old Second Bancorp, Inc. 26,937
447 Orrstown Financial Services, Inc. 16,423
53 PNC Financial Services Group,
Inc. 11,819
354 Popular, Inc. 53,217
612 Progressive Corporation 123,183
360 Reinsurance Group of America,
Inc. 76,126
3,830 Robinhood Markets, Inc.
j
279,169
43 S&P Global, Inc. 18,543
2,491 SEI Investments Company 225,884
1,217 SouthState Bank Corporation 118,864
405 Stifel Financial Corporation 31,918
172 StoneX Group, Inc.
j
18,237
1,658 Tradeweb Markets, Inc. 187,769
1,436 Triumph Financial, Inc.
j
97,188
212 U.S. Bancorp 12,012
5,110 Valley National Bancorp 69,343
2,906 Visa, Inc. 958,515
19,183 Wells Fargo & Company 1,577,418
888 WesBanco, Inc. 30,529
676 Wintrust Financial Corporation 101,785
851 Zions Bancorp NA 53,970
Total 20,218,369
Health Care 3.0%
112 AbbVie, Inc. 23,668
2,376 Agilent Technologies, Inc. 274,547
1,054 Amgen, Inc. 364,948
1,139 BioMarin Pharmaceutical, Inc.
j
61,403
4,441 Boston Scientific Corporation
j
255,846
1,885 BrightSpring Health Services, Inc.
j
90,423
4,734 Bristol-Myers Squibb Company 286,833
1,078 Cencora, Inc. 332,035
3,955 Centene Corporation
j
212,344
2,999 Cigna Group 871,449
4,253 Concentra Group Holdings Parent,
Inc. 95,565
2,434 Danaher Corporation 435,564
2,513 Dexcom, Inc.
j
149,649
74 Edwards Lifesciences Corporation
j
6,179
97 Elevance Health, Inc. 36,513
1,296 Eli Lilly & Company 1,211,242
888 Encompass Health Corporation 88,800
2,879 Exelixis, Inc.
j
128,000
4,824 Gilead Sciences, Inc. 631,172
2,915 ICON plc
j
344,932
591 ICU Medical, Inc.
j
70,447
160 IDEXX Laboratories, Inc.
j
89,728
972 Illumina, Inc.
j
123,191
244 Insulet Corporation
j
42,002
1,642 Intuitive Surgical, Inc.
j
751,396
561 Jazz Pharmaceuticals, Inc.
j
113,894
Shares Common Stock  31.7% Value
Health Care 3.0% - continued
7,251 Johnson & Johnson $ 1,666,642
3,101 Labcorp Holdings, Inc. 796,337
1,809 LivaNova plc
j
108,721
486 Medpace Holdings, Inc.
j
203,469
4,406 Medtronic plc 356,754
10,533 Merck & Company, Inc. 1,149,993
116 Mettler-Toledo International, Inc.
j
148,087
243 Neurocrine Biosciences, Inc.
j
31,996
14 Penumbra, Inc.
j
4,571
1,049 Pfizer, Inc. 28,008
513 Repligen Corporation
j
60,693
1,057 Royalty Pharma plc 52,945
700 Stryker Corporation 220,591
566 Tenet Healthcare Corporation
j
100,250
1,842 Twist Bioscience Corporation
j
107,665
298 UFP Technologies, Inc.
j
57,106
145 United Therapeutics Corporation
j
82,846
1,549 UnitedHealth Group, Inc. 573,874
598 Veeva Systems, Inc.
j
93,270
1,793 Waystar Holding Corporation
j
38,325
6,268 Zimmer Biomet Holdings, Inc. 516,671
1,024 Zoetis, Inc. 117,729
Total 13,608,313
Industrials 3.9%
493 3M Company 72,234
193 Acuity, Inc. 55,926
337 Advanced Drainage Systems, Inc. 50,297
376 Allegheny Technologies, Inc.
j
58,453
647 Allegion plc 88,950
10,053 Amentum Holdings, Inc.
j
263,690
1,866 AMETEK, Inc. 439,443
296 Applied Industrial Technologies,
Inc. 90,502
55 Armstrong World Industries, Inc. 9,371
1,136 Automatic Data Processing, Inc. 240,764
1,595 Badger Infrastructure Solutions,
Ltd. 77,146
2,764 Barrett Business Services, Inc. 87,149
498 BWX Technologies, Inc. 107,762
655 C.H. Robinson Worldwide, Inc. 119,086
1,093 Caterpillar, Inc. 972,890
296 CECO Environmental Corporation
j
21,945
580 Cintas Corporation 101,332
705 Clean Harbors, Inc.
j
220,439
54,074 CNH Industrial NV 579,133
1,351 Copart, Inc.
j
44,732
232 CRA International, Inc. 36,533
239 CSW Industrials, Inc. 69,597
19,090 CSX Corporation 867,259
185 Curtiss-Wright Corporation 133,237
12,809 Delta Air Lines, Inc. 870,884
996 Eaton Corporation plc 431,278
499 EMCOR Group, Inc. 444,943
258 Enerpac Tool Group Corporation 9,056
204 ESCO Technologies, Inc. 66,086
13,611 Fastenal Company 611,542
350 Ferguson Enterprises, Inc. 93,699
8,695 Flowserve Corporation 640,300
818 Fluor Corporation
j
43,640
858 GE Vernova, Inc. 929,609
1,760 General Dynamics Corporation 605,968
3,227 General Electric Company 935,604
636 Graco, Inc. 51,052
194 HEICO Corporation 40,550

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Industrials 3.9% - continued
1,454 Helios Technologies, Inc. $ 99,454
6,904 Hexcel Corporation 648,078
3,668 Honeywell International, Inc. 786,162
746 Howmet Aerospace, Inc. 181,308
194 ICF International, Inc. 13,902
456 IDEX Corporation 99,340
196 IES Holdings, Inc.
j
126,240
2,915 Jacobs Solutions, Inc. 377,230
2,140 JB Hunt Transport Services, Inc. 538,274
1,227 Korn Ferry 81,522
2,115 L3Harris Technologies, Inc. 677,963
821 Limbach Holdings, Inc.
j
81,911
539 Lincoln Electric Holdings, Inc. 142,835
305 Modine Manufacturing Company
j
77,662
312 Moog, Inc. 94,009
477 Old Dominion Freight Line, Inc. 101,329
584 Oshkosh Corporation 91,279
464 Otis Worldwide Corporation 36,136
741 Parker-Hannifin Corporation 673,880
237 Quanta Services, Inc. 172,481
250 RBC Bearings, Inc.
j
149,773
405 Republic Services, Inc. 84,734
362 Rockwell Automation, Inc. 148,025
2,516 RTX Corporation 442,992
1,269 Timken Company 140,719
545 Toro Company 51,868
5,147 Uber Technologies, Inc.
j
384,018
1,365 UL Solutions, Inc. 123,519
126 United Rentals, Inc. 120,940
174 Valmont Industries, Inc. 88,399
1,043 Veralto Corporation 91,993
472 Verisk Analytics, Inc. 87,079
33 Waste Management, Inc. 7,674
243 WESCO International, Inc. 84,836
434 Woodward, Inc. 157,538
Total 17,847,183
Information Technology 8.7%
464 Adobe, Inc.
j
114,190
2,768 Advanced Micro Devices, Inc.
j
981,228
1,680 Amphenol Corporation 247,414
707 Analog Devices, Inc. 284,398
17,444 Apple, Inc. 4,733,429
1,297 Applied Materials, Inc. 511,654
5,271 Arista Networks, Inc.
j
910,354
1,463 Autodesk, Inc.
j
346,731
6,697 Broadcom, Inc. 2,795,529
1,017 Cadence Design Systems, Inc.
j
335,193
13,541 Cisco Systems, Inc. 1,239,002
1,156 Cohu, Inc.
j
54,737
1,402 Crane NXT Company 62,641
1,002 Datadog, Inc.
j
132,454
327 Fabrinet
j
223,495
2,507 Flex, Ltd.
j
229,516
4,571 Fortinet, Inc.
j
385,381
2,621 GPGI, Inc. 40,442
30 InterDigital, Inc. 8,897
2,172 International Business Machines
Corporation 501,689
678 Intuit, Inc. 263,403
3,990 JFrog, Ltd.
j
185,296
819 Keysight Technologies, Inc.
j
286,576
69 Knowles Corporation
j
2,152
4,984 Lam Research Corporation 1,285,174
381 Littelfuse, Inc. 153,989
Shares Common Stock  31.7% Value
Information Technology 8.7% - continued
1,268 Micron Technology, Inc. $ 655,759
14,293 Microsoft Corporation 5,828,400
117 Monolithic Power Systems, Inc. 188,886
507 Motorola Solutions, Inc. 222,588
325 Napco Security Technologies, Inc. 15,194
18,366 Nokia Oyj ADR 237,105
35,883 NVIDIA Corporation 7,161,170
1,014 Onto Innovation, Inc.
j
299,191
1,355 Oracle Corporation 218,683
4,671 Palantir Technologies, Inc.
j
649,783
2,386 Pegasystems, Inc. 87,208
423 Plexus Corporation
j
105,995
6,521 Qualcomm, Inc. 1,171,041
312 Rogers Corporation
j
42,354
11,723 Samsung Electronics Company,
Ltd. 1,765,339
3,778 ServiceNow, Inc.
j
333,635
3,117 Shopify, Inc.
j
377,562
3,842 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,521,663
4,393 TD SYNNEX Corporation 1,002,395
1,010 TE Connectivity plc 213,777
474 Teradyne, Inc. 162,805
2,099 Texas Instruments, Inc. 589,987
1,635 Trimble, Inc.
j
110,068
1,332 TTM Technologies, Inc.
j
210,749
1,795 Vontier Corporation 64,405
322 Western Digital Corporation 139,915
447 Zebra Technologies Corporation
j
101,138
Total 39,791,759
Materials 1.0%
448 Albemarle Corporation 88,122
1,330 Alcoa Corporation 84,841
2,055 Amcor plc 78,172
366 AptarGroup, Inc. 45,267
1,537 Ashland, Inc. 81,861
275 Balchem Corporation 44,445
4,297 CF Industries Holdings, Inc. 533,687
2,926 Constellium SE
j
91,525
4,431 Crown Holdings, Inc. 435,612
910 DuPont de Nemours, Inc. 41,551
2,634 Eastman Chemical Company 192,519
1,139 Ecolab, Inc. 296,823
2,707 Element Solutions, Inc. 115,291
1,724 Freeport-McMoRan, Inc. 99,613
1,329 Greif, Inc. 86,704
6,085 International Paper Company 185,106
7,151 Ivanhoe Mines, Ltd.
j
57,909
925 Linde plc 463,554
741 Louisiana-Pacific Corporation 53,493
1,550 Newmont Corporation 172,189
3,701 Nucor Corporation 833,798
3,307 Solstice Advanced Materials, Inc. 271,009
1,201 Steel Dynamics, Inc. 274,621
Total 4,627,712
Real Estate 0.8%
949 Agree Realty Corporation 73,177
938 AvalonBay Communities, Inc. 171,654
3,356 CBRE Group, Inc.
j
479,002
8,318 Crown Castle, Inc. 738,472
978 EPR Properties 54,582

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  31.7% Value
Real Estate 0.8% - continued
1,250 Equity Lifestyle Properties, Inc. $ 79,113
7,735 Essential Properties Realty Trust,
Inc. 243,111
715 Extra Space Storage, Inc. 102,481
3,116 First Industrial Realty Trust, Inc. 193,223
265 Getty Realty Corporation 8,777
24,404 Healthcare Realty Trust, Inc. 456,355
4,543 Host Hotels & Resorts, Inc. 95,994
619 Innovative Industrial Properties,
Inc. 33,581
725 Jones Lang LaSalle, Inc.
j
230,644
211 Kite Realty Group Trust 5,520
887 Medical Properties Trust, Inc. 4,382
4,282 Millrose Properties, Inc. 131,329
1,297 NetSTREIT Corporation 26,679
491 Outfront Media, Inc. 15,147
3,196 Sabra Health Care REIT, Inc. 66,029
419 Simon Property Group, Inc. 85,354
6,123 Tanger, Inc. 227,041
1,615 Terreno Realty Corporation 105,298
Total 3,626,945
Utilities 1.1%
1,529 Alliant Energy Corporation 112,274
196 American States Water Company 14,757
2,626 CenterPoint Energy, Inc. 114,625
22 Clearway Energy, Inc., Class C 888
2,902 Constellation Energy Corporation 908,326
6,470 Duke Energy Corporation 838,189
5,178 Edison International 359,819
8,774 Entergy Corporation 1,034,542
4,919 Evergy, Inc. 407,490
327 Eversource Energy 23,119
2,391 NiSource, Inc. 115,437
5,584 PG&E Corporation 92,806
761 Pinnacle West Capital Corporation 78,931
5,249 Portland General Electric
Company 272,581
935 Spire, Inc. 85,253
8,539 UGI Corporation 308,173
3,231 Vistra Energy Corporation 509,981
Total 5,277,191
Total Common Stock
(cost $92,512,411) 144,886,196
Shares
Registered Investment
Companies   26.7% Value
U.S. Affiliated   26.0%
2,646,506 Thrivent Core Emerging Markets
Debt Fund 23,421,580
1,275,694 Thrivent Core High Yield Bond
Fund 25,322,529
2,759,737 Thrivent Core International Equity
Fund 36,814,891
1,678,000 Thrivent Core Investment Grade
Corporate Bond Fund 32,955,919
Total 118,514,919
U.S. Unaffiliated   0.7%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 55,454
15,907 abrdn Income Credit Strategies
Fund 86,693
Shares
Registered Investment
Companies  26.7% Value
U.S. Unaffiliated   0.7%  - continued
3,817 abrdn Total Dynamic Dividend
Fund $ 38,857
9,184 AllianceBernstein Global High
Income Fund, Inc. 96,616
12,911 Allspring Income Opportunities
Fund 86,245
3,151 BlackRock Capital Allocation Term
Trust 47,580
2,691 BlackRock Core Bond Trust 24,757
9,640 BlackRock Corporate High Yield
Fund, Inc. 84,254
9,330 BlackRock Credit Allocation
Income Trust 96,845
1,902 BlackRock Debt Strategies Fund,
Inc. 19,077
1,075 BlackRock Enhanced Equity
Dividend Trust 9,944
7,041 BlackRock Enhanced Global
Dividend Trust 83,295
5,442 BlackRock Enhanced International
Dividend Trust 31,183
4,236 BlackRock Income Trust, Inc. 45,071
7,676 BlackRock Multi-Sector Income
Trust 98,406
6,079 Blackstone Strategic Credit 2027
Term Fund 68,571
6,031 Cornerstone Strategic Investment
Fund, Inc. 45,836
8,902 Eaton Vance Limited Duration
Income Fund 84,124
4,315 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 40,561
1,379 iShares Biotechnology ETF 232,623
20,773 iShares Preferred and Income
Securities ETF
f
653,311
123 iShares Semiconductor ETF 56,757
15,723 Nuveen Credit Strategies Income
Fund 76,414
5,392 Nuveen Preferred Income
Opportunities Fund 43,028
6,998 PGIM Global High Yield Fund, Inc. 83,766
5,548 PGIM High Yield Bond Fund, Inc. 74,732
3,704 Pimco Dynamic Income Fund 64,635
6,377 PIMCO High Income Fund 29,844
6,559 PIMCO Income Strategy Fund II 46,634
865 Tri-Continental Corporation 29,548
3,506 Vanguard Short-Term Corporate
Bond ETF
f
277,921
1,396 Virtus Convertible & Income Fund 23,160
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 72,156
1,573 Virtus Equity & Convertible Income
Fund 40,867
13,837 Voya Global Equity Dividend &
Premium Opportunity Fund 84,544
3,040 Western Asset Diversified Income
Fund 42,530
20,489 Western Asset High Income
Opportunity Fund, Inc. 75,604
Total 3,151,443
Total Registered Investment
Companies (cost $112,458,348) 121,666,362

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock 1.0% Value
Basic Materials 0.1%
3,081 Albemarle Corporation,
Convertible, 7.250% $ 240,133
Total 240,133
Capital Goods 0.1%
4,918 Boeing Company, Convertible,
6.000% 355,080
Total 355,080
Communications Services < 0.1%
4,975 AT&T, Inc., 4.750%
h
93,331
2,000 Telephone and Data Systems, Inc.,
6.000%
h
39,380
Total 132,711
Financials 0.5%
2,475 AEGON Funding Company, LLC,
5.100% 48,163
2,600 Allstate Corporation, 5.100%
h
54,210
1,765 Apollo Global Management, Inc.,
Convertible, 6.750% 116,013
1,765 Ares Management Corporation,
Convertible, 6.750% 69,259
1,550 Athene Holding, Ltd., 5.625%
h
29,992
4,100 Bank of America Corporation,
4.250%
h
71,012
3,175 Bank of America Corporation,
4.375%
h
55,943
1,575 Bank of America Corporation,
4.750%
h
30,681
3,175 Bank of America Corporation,
5.000%
h
65,183
200 Bank of America Corporation,
Convertible, 7.250%
h
244,554
1,500 Brookfield Finance, Inc., 4.625% 23,205
775 Capital One Financial Corporation,
4.800%
h
14,144
3,050 Capital One Financial Corporation,
5.000%
h
57,919
775 Charles Schwab Corporation,
4.450%
h
14,206
1,500 Citigroup, Inc., 6.250%
h,j
38,025
550 Citizens Financial Group, Inc.,
7.375%
h
14,272
1,250 Corebridge Financial, Inc., 6.375% 29,937
1,550 Fifth Third Bancorp, 4.950%
h
29,946
1,550 Huntington Bancshares, Inc./OH,
4.500%
h
26,319
3,100 JPMorgan Chase & Company,
4.200%
h
55,924
3,175 JPMorgan Chase & Company,
4.625%
h
61,849
3,350 JPMorgan Chase & Company,
4.750%
h
67,268
775 KeyCorp, 5.650%
h
16,655
3,150 KeyCorp, 6.200%
b,h
79,349
3,204 KKR & Company, Inc.,
Convertible, 6.250% 142,194
775 MetLife, Inc., 4.750%
h
14,872
2,600 Morgan Stanley, 4.250%
h
45,292
1,590 Morgan Stanley, 5.850%
h
38,478
2,800 Morgan Stanley, 7.125%
h
71,064
875 Pinnacle Financial Partners, Inc.,
8.397%
b,h
22,925
Shares Preferred Stock  1.0% Value
Financials 0.5% - continued
2,875 Public Storage, 4.125%
h
$ 46,661
1,125 Public Storage, 4.625%
h
20,768
300 Public Storage, 4.700%
h
5,559
1,550 Regions Financial Corporation,
4.450%
h
25,916
775 Regions Financial Corporation,
5.700%
b,h
19,251
1,550 Truist Financial Corporation,
4.750%
h
29,109
2,000 U.S. Bancorp, 4.000%
h
31,880
3,175 Wells Fargo & Company, 4.375%
h
56,007
1,550 Wells Fargo & Company, 4.700%
h
29,512
2,350 Wells Fargo & Company, 4.750%
h
44,768
222 Wells Fargo & Company,
Convertible, 7.500%
h
264,360
Total 2,222,644
Technology 0.1%
1,891 Hewlett Packard Enterprise
Company, Convertible, 7.625% 144,888
2,045 Microchip Technology, Inc.,
Convertible, 7.500% 160,880
3,089 Oracle Corporation, Convertible,
6.500% 150,342
Total 456,110
Utilities 0.1%
4,150 CMS Energy Corporation, 4.200%
h
71,919
1,678 Nextera Energy, Inc., Convertible,
7.234% 90,394
843 NextEra Energy, Inc., Convertible,
7.299% 49,771
1,773 NextEra Energy, Inc., Convertible,
7.375%
j
93,118
1,210 PPL Corporation, Convertible,
7.000%
j
61,032
2,750 Southern Company, 4.950% 54,918
2,527 Southern Company, Convertible,
7.125% 131,480
Total 552,632
Total Preferred Stock
(cost $4,011,920) 3,959,310
Shares
Collateral Held for Securities
Loaned 0.3% Value
1,261,470 Thrivent Cash Management Trust 1,261,470
Total Collateral Held for
Securities Loaned
(cost $1,261,470) 1,261,470
Shares or
Principal
Amount Short-Term Investments 11.2% Value
Federal Home Loan Bank Discount
Notes
300,000 3.635%, 5/1/2026
k,l
299,970
200,000 3.610%, 5/27/2026
k,l
199,462
200,000 3.620%, 6/17/2026
k,l
199,040
100,000 3.590%, 6/22/2026
k,l
99,470
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 3.600%, 7/20/2026
k,l
793,529

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
Shares or
Principal
Amount Short-Term Investments  11.2% Value
Federal National Mortgage
Association Discount Notes
1,000,000 3.595%, 6/1/2026
k,l
$ 996,800
State Street Institutional U.S.
Government Money Market
Fund
13,598,814 3.596%
k
13,598,814
Thrivent Core Short-Term Reserve
Fund
3,498,298 3.980% 34,982,978
U.S. Treasury Bills
100,000 3.589%, 6/2/2026
k,m
99,680
Total Short-Term Investments
(cost $51,266,577) 51,269,743
Total Investments (cost
$417,311,466) 104.8% $477,558,978
Other Assets and Liabilities, Net
(4.8%) (20,896,301)
Total Net Assets 100.0% $456,662,677
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $48,591,827 or 10.6% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Dynamic Allocation Fund as of April 30, 2026 was $14,880
or 0.00% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  11/30/2018 $ 38,508
Credit Suisse Group AG  5/17/2021 28,823
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 914,243
Long-Term Fixed Income 309,466
Total lending $1,223,709
Gross amount payable upon return of
collateral for securities loaned $1,261,470
Net amounts due to counterparty $37,761
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $68,031,912
Gross unrealized depreciation (10,141,494)
Net unrealized appreciation (depreciation) $57,890,418
Cost for federal income tax purposes $420,027,222

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Dynamic Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,673,113 – 19,673,113 –
Basic Materials 125,689 – 125,689 –
Capital Goods 1,394,201 – 1,394,201 –
Collateralized Mortgage Obligations 30,439,377 – 30,439,377 –
Commercial Mortgage-Backed Securities 1,806,279 – 1,806,279 –
Communications Services 420,113 – 420,113 –
Consumer Cyclical 1,504,821 – 1,504,821 –
Consumer Non-Cyclical 1,486,899 – 1,486,899 –
Energy 1,179,781 – 1,179,781 –
Financials 4,599,149 – 4,599,149 –
Mortgage-Backed Securities 62,221,200 – 62,221,200 –
Technology 3,578,893 – 3,578,893 –
U.S. Government & Agencies 23,231,016 – 23,231,016 –
Utilities 2,855,366 – 2,855,366 –
Common Stock
Communications Services 13,957,089 13,667,483 289,606 –
Consumer Discretionary 14,037,467 14,037,467 – –
Consumer Staples 4,629,628 4,629,628 – –
Energy 7,264,540 7,264,540 – –
Financials 20,218,369 20,218,369 – –
Health Care 13,608,313 13,608,313 – –
Industrials 17,847,183 17,770,037 77,146 –
Information Technology 39,791,759 38,026,420 1,765,339 –
Materials 4,627,712 4,569,803 57,909 –
Real Estate 3,626,945 3,626,945 – –
Utilities 5,277,190 5,277,190 – –
Registered Investment Companies
U.S. Affiliated 58,278,449 58,278,449 – –
U.S. Unaffiliated 3,151,443 3,151,443 – –
Preferred Stock
Basic Materials 240,133 240,133 – –
Capital Goods 355,080 355,080 – –
Communications Services 132,711 132,711 – –
Financials 2,222,644 2,222,644 – –
Technology 456,110 456,110 – –
Utilities 552,632 552,632 – –
Short-Term Investments 16,286,765 13,598,814 2,687,951 –
Subtotal Investments in Securities $381,078,059 $221,684,211 $159,393,848 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 60,236,471
Affiliated Short-Term Investments 34,982,978
Collateral Held for Securities Loaned 1,261,470
Subtotal Other Investments $96,480,919
Total Investments at Value $477,558,978
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Dynamic Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,261,422 2,261,422 – –
Total Asset Derivatives $2,261,422 $2,261,422 $– $–
Liability Derivatives
Futures Contracts 1,873,902 1,695,757 178,145 –
Credit Default Swaps 28,858 – 28,858 –
Total Liability Derivatives $1,902,760 $1,695,757 $207,003 $–
The following table presents Dynamic Allocation Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $2,783,771 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 47 June 2026 $ 5,305,985 ( $ 108,079)
CBOT 2-Yr. U.S. Treasury Note 70 June 2026 14,579,739 (80,989)
CBOT 5-Yr. U.S. Treasury Note 163 June 2026 17,857,822 (280,564)
CBOT U.S. Long Bond 7 June 2026 818,894 (28,987)
CME E-mini S&P 500 Index 35 June 2026 11,768,387 908,175
CME Ultra Long Term U.S. Treasury Bond 48 June 2026 5,752,614 (231,114)
ICE mini MSCI EAFE Index 43 June 2026 6,229,303 319,812
ICE US mini MSCI Emerging Markets Index 125 June 2026 9,180,315 1,033,435
Ultra 10-Yr. U.S. Treasury Note 10 June 2026 1,155,567 (26,973)
Total Futures Long Contracts $ 72,648,626 $ 1,504,716
CME E-mini Russell 2000 Index (4) June 2026 ( $ 501,354) ( $ 60,206)
CME E-mini S&P Mid-Cap 400 Index (31) June 2026 (10,439,875) (878,845)
Eurex Euro STOXX 50 Index (84) June 2026 (5,587,218) (178,145)
Total Futures Short Contracts ( $ 16,528,447) ($1,117,196)
Total Futures Contracts $ 56,120,179 $387,520

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Dynamic Allocation Fund's credit default swap contracts held as of April 30, 2026. Investments totaling $99,680 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 915,000 $ – ( $ 28,858) ( $ 28,858)
Total Credit Default Swaps $– ($28,858) ($28,858)
1 As the buyer of protection, Dynamic Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Dynamic Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,261,422
Total Equity Contracts 2,261,422
Total Asset Derivatives $2,261,422
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,117,196
Total Equity Contracts 1,117,196
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 756,706
Total Interest Rate Contracts 756,706
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 28,858
Total Credit Contracts 28,858
Total Liability Derivatives $1,902,760
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 198,267
Total Interest Rate Contracts 198,267
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 598,678
Total Return Swaps Net realized gains/(losses) on Swap agreements 3,803
Total Equity Contracts 602,481
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 29,111
Total Foreign Exchange Contracts 29,111
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 12,037
Total Credit Contracts 12,037
Total $841,896
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Dynamic Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (60,132)
Total Equity Contracts (60,132)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (932,572)
Total Interest Rate Contracts (932,572)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (31,577)
Total Credit Contracts (31,577)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (78,080)
Total Foreign Exchange Contracts (78,080)
Total ($1,102,361)
The following table presents Dynamic Allocation Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $30,650,146
Futures - Short (17,777,303)
Total Return Swaps - Long 915,371
Interest Rate Contracts
Futures - Long 38,666,202
Foreign Exchange Contracts
Futures - Short (1,199,301)
Credit Contracts
Credit Default Swaps - Buy Protection (64,927)

Dynamic Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $22,797 $661 $140 $23,422 2,647 5.1%
Core High Yield Bond – 25,234 120 25,323 1,276 5.5
Core International Equity 32,500 2,814 – 36,815 2,760 8.2
Core Investment Grade Corporate Bond – 32,972 30 32,956 1,678 7.2
Total Affiliated Registered Investment
Companies 55,297 118,516 26.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 37,531 12,270 14,814 34,983 3,498 7.7
Total Affiliated Short-Term Investments 37,531 34,983 7.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,333 24,798 27,870 1,261 1,261 0.3
Total Collateral Held for Securities Loaned 4,333 1,261 0.3
Total Value $97,161 $154,760
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(17) $121 $– $660
Core High Yield Bond 2 207 – 162
Core International Equity – 1,501 1,690 1,124
Core Investment Grade Corporate Bond 0 14 – 156
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 1 (5) – 696
Total Income/Non Income Cash from Affiliated Investments $2,798
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total $(14) $1,838 $1,690

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 79.2% Value
Communications Services  6.1%
69,922 Alphabet, Inc., Class A $ 26,905,986
96,299 Alphabet, Inc., Class C 36,780,440
360,746 Bezeq Israel Telecommunication
Corporation, Ltd. 981,381
180 Cable One, Inc.
a
16,468
673 CarGurus, Inc.
a
24,538
142,515 Comcast Corporation 3,853,606
72,947 Deutsche Telekom AG 2,356,243
8,808 Imax Corporation
a
334,880
10,235 Ipsos SA 434,066
889 Iridium Communications, Inc. 34,733
247,900 KDDI Corporation 4,056,769
138,691 Koninklijke (Royal) KPN NV 741,659
7,032 Liberty Global, Ltd., Class A
a
81,431
740 Liberty Media Corporation-Liberty
Formula One
a
63,603
79 Madison Square Garden Sports
Corporation
a
27,054
46,566 Meta Platforms, Inc. 28,494,201
59,634 MONY Group plc 144,279
128,444 Netflix, Inc.
a
12,023,643
4,017 New York Times Company 317,463
6,941 News Corporation, Class A 182,687
2,651,900 NTT, Inc. 2,583,114
566 Omnicom Group, Inc. 43,424
1,829 Reddit, Inc.
a
269,284
438 Roku, Inc.
a
51,053
1,062,900 SoftBank Corporation 1,495,999
107,900 SoftBank Group Corporation 3,685,737
492 Spotify Technology SA
a
219,703
757 Take-Two Interactive Software,
Inc.
a
161,816
100,246 Telia Company AB 523,990
1,078,133 Telstra Corporation, Ltd. 4,140,581
1,173 Trade Desk, Inc.
a
27,671
61,700 TV Asahi Holdings Corporation 1,276,754
145,951 Universal Music Group NV 3,060,253
1,636,063 Vodafone Group plc 2,603,212
179,311 Warner Brothers Discovery, Inc.
a
4,850,363
201,065 Warner Music Group Corporation 5,684,108
Total 148,532,192
Consumer Discretionary  6.7%
1,506 Adient plc
a
31,701
10,898 ADT, Inc. 82,062
8,000 Aisin Corporation 126,859
196,058 Amazon.com, Inc.
a
51,967,133
2,670 American Eagle Outfitters, Inc. 46,511
43,719 Aptiv plc
a
2,634,507
1,575 Aramark 71,962
6,400 Asics Corporation 181,745
48 AutoNation, Inc.
a
10,194
6,171 Avolta AG 341,032
15,600 Bandai Namco Holdings, Inc. 358,103
2,850 Berkeley Group Holdings plc
a
124,087
2,445 Best Buy Company, Inc. 147,898
13,550 Booking Holdings, Inc.
a
2,281,278
1,137 Boot Barn Holdings, Inc.
a
194,939
7,143 BorgWarner, Inc. 406,937
84,400 Bridgestone Corporation
a
1,753,921
66 Bright Horizons Family Solutions,
Inc.
a
5,353
288 Brunswick Corporation 22,882
1,594 Buckle, Inc. 88,642
1,443 CarMax, Inc.
a
56,724
Shares Common Stock  79.2% Value
Consumer Discretionary  6.7% - continued
4,374 Carnival Corporation $ 115,955
28 Cavco Industries, Inc.
a
14,196
2,633 Chewy, Inc.
a
66,931
1,696 Chipotle Mexican Grill, Inc.
a
57,647
2,177 Churchill Downs, Inc. 219,855
111 Citi Trends, Inc.
a
5,407
28,235 Compass Group plc 797,837
31,680 D.R. Horton, Inc. 4,874,285
3,470 Dana, Inc. 126,481
720 Deckers Outdoor Corporation
a
73,584
21,800 Denso Corporation 260,468
2,505 DoorDash, Inc.
a
422,468
1,284 eBay, Inc. 132,868
597 Etsy, Inc.
a
38,411
5,200 Fast Retailing Company, Ltd. 2,447,876
1,199 Five Below, Inc.
a
282,556
20,940 Ford Motor Company 252,955
1,473 Fox Factory Holding Corporation
a
26,146
624 Frontdoor, Inc.
a
42,825
4,456 Games Workshop Group plc 1,181,849
310 Gap, Inc. 7,623
1,869 Garmin, Ltd. 469,381
1,115 General Motors Company 85,732
2,879 Gentex Corporation 66,534
150 GigaCloud Technology, Inc.
a
6,673
4,120 Gildan Activewear, Inc. 255,399
7,646 Global-e Online, Ltd.
a
239,855
4,502 Goodyear Tire & Rubber
Company
a
31,874
52 Graham Holdings Company 58,370
328 Grand Canyon Education, Inc.
a
55,455
5,215 Hasbro, Inc. 499,806
13,000 Haseko Corporation 224,497
23,600 Heiwa Corporation 272,754
3,371 Helen of Troy, Ltd.
a
78,039
19,667 Hilton Worldwide Holdings, Inc. 6,373,485
20,170 Home Depot, Inc. 6,631,896
335,700 Honda Motor Company, Ltd. 2,724,018
766 Installed Building Products, Inc. 221,029
36,400 Isuzu Motors, Ltd. 501,538
2,869 JB Hi-Fi, Ltd. 160,224
26,200 JTEKT Corporation 319,990
264,705 Kingfisher plc 1,040,899
1,480 Laureate Education, Inc.
a
44,541
601 Lear Corporation 76,405
31,196 Levi Strauss & Company 695,047
7,259 Life Time Group Holdings, Inc.
a
194,614
153 Lithia Motors, Inc. 44,388
41,544 Lottomatica Group SPA 1,221,472
35,294 Lowe's Companies, Inc. 8,427,854
423 Lululemon Athletica, Inc.
a
58,247
4,794 LVMH Moet Hennessy Louis
Vuitton SE 2,561,009
119 M/I Homes, Inc.
a
15,647
2,031 Macy's, Inc. 39,706
4,675 Mattel, Inc.
a
70,499
10,380 Mercedes-Benz Group AG 605,054
2,815 Mohawk Industries, Inc.
a
297,151
160 Monarch Casino & Resort, Inc. 18,990
202 Murphy USA, Inc. 118,776
26,059 Next plc 4,599,107
11,700 Niterra Company, Ltd. 632,450
26 NVR, Inc.
a
164,213
2,051 Ollie's Bargain Outlet Holdings,
Inc.
a
177,432

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Consumer Discretionary  6.7% - continued
5,304 O'Reilly Automotive, Inc.
a
$ 527,218
3,689 PENN Entertainment, Inc.
a
64,410
44,348 Pirelli & C. SPA
b
305,036
106,227 Prosus NV 5,142,786
102,200 Rakuten Group, Inc.
a
497,593
672 Ralph Lauren Corporation 241,006
242 Red Rock Resorts, Inc. 13,058
4,363 Ross Stores, Inc. 993,848
64,700 Sekisui House, Ltd. 1,408,777
719 Service Corporation International/
US 58,261
6,455 SharkNinja, Inc.
a
745,746
15,202 Six Flags Entertainment
Corporation
a
285,494
4,455 Sonos, Inc.
a
66,068
276,800 Sony Group Corporation 5,545,780
182,147 Sony Group Corporation ADR 3,659,333
422 Strategic Education, Inc. 33,085
32,500 Subaru Corporation 484,094
38,300 Sumitomo Electric Industries, Ltd. 2,521,452
1,232 Tapestry, Inc. 178,689
781 Taylor Morrison Home Corporation
a
47,438
36,804 Tesla, Inc.
a
14,045,510
4,547 Texas Roadhouse, Inc. 732,021
868 Toll Brothers, Inc. 123,377
1,117 TopBuild Corporation
a
494,496
199,200 Toyota Motor Corporation 3,823,727
330 Ulta Beauty, Inc.
a
177,368
4,373 Universal Technical Institute, Inc.
a
164,119
1,840 Urban Outfitters, Inc.
a
129,426
14,572 Versigent plc
a
509,583
6,836 Viking Holdings, Ltd.
a
559,937
269 Visteon Corporation 30,050
335 Wayfair, Inc.
a
21,417
1,520 Wingstop, Inc. 249,371
171 Winmark Corporation 65,064
71,181 Wyndham Hotels & Resorts, Inc. 5,792,710
5,487 Wynn Resorts, Ltd. 587,713
8,219 Yum China Holding, Inc. 398,211
60 Yum! Brands, Inc. 9,579
Total 163,495,594
Consumer Staples  3.2%
41,800 Aeon Company, Ltd. 403,168
4,000 Ain Holdings, Inc. 144,282
80,323 Anheuser-Busch InBev SA/NV 6,069,357
13,600 Arcs Company, Ltd. 295,359
1,070 BellRing Brands, Inc.
a
19,046
550 BJ's Wholesale Club Holdings,
Inc.
a
51,640
8,460 British American Tobacco plc 498,250
974 Casey's General Stores, Inc. 800,774
4,084 Central Garden & Pet Company,
Class A
a
137,059
3,530 Chefs' Warehouse, Inc.
a
273,928
1,444 Church & Dwight Company, Inc. 140,155
10,398 Conagra Brands, Inc. 149,211
2,060 Cranswick plc 151,089
7,221 Darling Ingredients, Inc.
a
463,805
439 Dollar General Corporation 50,871
322 Dollar Tree, Inc.
a
31,269
1,622 Edgewell Personal Care Company 36,576
2,905 Estee Lauder Companies, Inc. 222,843
7,342 Heineken Holding NV 521,732
134 Hershey Company 24,889
Shares Common Stock  79.2% Value
Consumer Staples  3.2% - continued
154,862 Imperial Brands plc $ 5,883,612
172 Ingles Markets, Inc. 15,733
462 Ingredion, Inc. 51,624
3,263 J & J Snack Foods Corporation 287,992
1,333 J.M. Smucker Company 130,674
13,900 Japan Tobacco, Inc. 517,841
221,954 Keurig Dr Pepper, Inc. 6,525,448
205,847 Koninklijke Ahold Delhaize NV 9,668,557
1,049 Maplebear, Inc.
a
44,425
141 Marzetti Company 18,369
1,717 McCormick & Company, Inc. 87,292
639 Molson Coors Beverage Company 27,311
4,923 Mondelez International, Inc. 302,469
39,467 Nestle SA 3,995,625
27,823 PepsiCo, Inc. 4,409,667
419 Primo Brands Corporation 8,539
7,824 Reckitt Benckiser Group plc 497,830
8 Seaboard Corporation 45,487
1,268 Simply Good Foods Company
a
16,953
4,380 Smithfield Foods, Inc. 115,106
483 Sprouts Farmers Markets, Inc.
a
39,534
94,962 Sysco Corporation 7,094,611
924,156 Tesco plc 6,061,988
8,964 Turning Point Brands, Inc. 723,216
3,230 Tyson Foods, Inc. 206,946
141,811 Unilever plc ADR 8,364,013
464 Universal Corporation 24,861
418 US Foods Holding Corporation
a
39,079
2,362 Vita Coco Company, Inc.
a
155,868
70,838 Walmart, Inc. 9,345,657
2,750,500 WH Group, Ltd.
b
3,343,091
Total 78,534,721
Energy  4.0%
3,768 Amplify Energy Corporation
a
24,115
10,497 Antero Midstream Corporation 229,464
4,285 Antero Resources Corporation
a
168,229
1,274 Archrock, Inc. 49,368
358 Baker Hughes Company 24,942
542,957 BP plc 4,297,951
119 California Resources Corporation 8,123
2,024 Cheniere Energy, Inc. 556,499
1,464 Chord Energy Corporation 213,158
887 CNX Resources Corporation
a
34,513
86,169 ConocoPhillips 10,838,337
39,700 Cosmo Energy Holdings
Company, Ltd. 1,014,900
8,453 Coterra Energy, Inc. 303,547
502 Delek Group, Ltd. 172,530
115,707 Devon Energy Corporation 5,943,869
7,978 DHT Holdings, Inc. 147,433
2,836 Diamondback Energy, Inc. 583,167
4,404 Dorian LPG, Ltd. 169,774
1,230 DT Midstream, Inc. 182,028
100,100 Eneos Holdings, Inc. 840,688
67,935 Eni SPA 1,920,964
244,310 Enterprise Products Partners, LP 9,454,797
1,766 EQT Corporation 106,101
3,780 Expand Energy Corporation 386,127
111,110 Exxon Mobil Corporation 17,147,606
18,803 Galp Energia SGPS SA 439,803
534 Gulfport Energy Corporation
a
102,816
172,223 Halliburton Company 7,285,033
390 Hess Midstream, LP 15,249
1,061 HF Sinclair Corporation 71,310

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Energy  4.0% - continued
36,300 Inpex Corporation $ 946,348
11,199 Kinder Morgan, Inc. 368,111
987 Kodiak Gas Services, Inc. 66,919
11,509 Koninklijke Vopak NV 576,013
22,505 Marathon Petroleum Corporation 5,587,767
1,688 Matador Resources Company 107,087
5,064 Noble Corporation plc 258,416
3,024 Occidental Petroleum Corporation 183,194
210 Oceaneering International, Inc.
a
7,883
952 ONEOK, Inc. 88,022
2,500 Ovintiv, Inc. 153,875
202 Par Pacific Holdings, Inc.
a
13,265
16,559 Patterson-UTI Energy, Inc. 202,351
25,582 Permian Resources Corporation 553,083
1,755 Phillips 66 314,408
2,145 Range Resources Corporation 93,308
125,396 Repsol SA 3,368,295
71,543 SBM Offshore NV 3,060,721
71,543 SBM Offshore NV, DRIP
a,c
8
486 Scorpio Tankers, Inc. 39,526
311,251 Shell plc 14,151,567
2,497 SM Energy Company 77,482
1,373 Talos Energy, Inc.
a
21,858
56 Targa Resources Corporation 14,565
9,637 TechnipFMC plc 728,268
191 Teekay Tankers, Ltd. 15,003
33,829 TotalEnergies SE 3,145,213
29,016 Transocean, Ltd.
a
197,889
352 Valero Energy Corporation 88,908
739 Viper Energy, Inc. 36,492
1,171 Williams Companies, Inc. 89,359
Total 97,287,645
Financials  15.0%
42,630 AB Industrivarden, Class A 2,264,752
297 ACNB Corporation 15,055
921 Affiliated Managers Group, Inc. 271,391
1,037 Affirm Holdings, Inc.
a
66,658
13,752 Ageas SA NV 1,077,675
23,872 AGNC Investment Corporation 263,069
31,594 Allianz SE 14,430,054
17,705 Allstate Corporation 3,846,588
7,145 Ally Financial, Inc. 317,167
18,563 American Express Company 5,996,777
763 American Financial Group, Inc. 101,685
61,006 American International Group, Inc. 4,563,249
1,538 Ameriprise Financial, Inc. 730,227
252 Ameris Bancorp 21,483
76,067 ANZ Group Holdings, Ltd. 2,020,449
5,877 Arch Capital Group, Ltd.
a
555,141
853 Arrow Financial Corporation 31,433
1,574 Artisan Partners Asset
Management, Inc. 58,931
4,177 Associated Banc-Corp 117,624
642 Assurant, Inc. 151,685
880 Assured Guaranty, Ltd. 72,072
485 Atlantic Union Bankshares
Corporation 18,260
207,152 AXA SA 9,985,856
846 Axis Capital Holdings, Ltd. 84,947
5,266 Banc of California, Inc. 98,632
221,107 Banco Bilbao Vizcaya Argentaria
SA 4,882,591
109,709 Banco Comercial Portugues SA 117,266
1,524,769 Banco de Sabadell SA 5,911,551
Shares Common Stock  79.2% Value
Financials  15.0% - continued
768,283 Banco Santander SA
d
$ 9,374,873
67,710 Bank Hapoalim BM 1,816,662
26,494 Bank Leumi Le-Israel BM 670,686
268,581 Bank of America Corporation 14,358,340
35,235 Bank of Ireland Group plc 694,040
1,028 Bank of Marin Bancorp 26,358
61,994 Bank of New York Mellon
Corporation 8,330,134
460 Bank OZK 22,154
55 BankUnited, Inc. 2,556
593 Bankwell Financial Group, Inc. 30,670
794 Bar Harbor Bankshares 27,195
1,273,624 Barclays plc 7,486,247
1,427 Beacon Financial Corporation 40,712
4,464 BGC Group, Inc. 50,131
471 Block, Inc.
a
33,210
3,149 Blue Owl Capital, Inc. 30,703
101,926 BNP Paribas SA 10,704,458
203 Bread Financial Holdings, Inc. 17,210
318 Bridgewater Bancshares, Inc.
a
5,765
254 Burke & Herbert Financial Services
Corporation 16,335
2,568 Byline Bancorp, Inc. 82,561
205 C&F Financial Corporation 15,324
406 California BanCorp 7,588
103 Camden National Corporation 4,962
55,057 Capital One Financial Corporation 10,532,404
685 Capitol Federal Financial, Inc. 5,261
6,339 Carlyle Group, Inc. 317,394
81 Cathay General Bancorp 4,538
2,299 Central Pacific Financial
Corporation 76,511
97,842 Charles Schwab Corporation 8,966,241
887 ChoiceOne Financial Services, Inc. 26,637
15,938 Chubb, Ltd. 5,211,726
42 Cincinnati Financial Corporation 6,871
987 Citizens Financial Group, Inc. 64,204
147 Citizens Financial Services, Inc. 9,285
1,248 Civista Bancshares, Inc. 31,038
58 CNA Financial Corporation 2,797
966 CNB Financial Corporation 29,347
3,609 CNO Financial Group, Inc. 160,420
152 Coinbase Global, Inc.
a
28,541
6,133 Columbia Banking System, Inc. 181,537
638 Commerce Bancshares, Inc. 33,195
49,494 Commonwealth Bank of Australia 6,234,079
26 Community Financial System, Inc. 1,647
444 Community Trust Bancorp, Inc. 28,829
1,169 Community West Bancshares 27,729
3,134 ConnectOne Bancorp, Inc. 91,576
59 Corpay, Inc.
a
18,082
200,581 Credit Agricole SA 3,917,784
359 Cullen/Frost Bankers, Inc. 52,030
1,181 Customers Bancorp, Inc.
a
90,075
368,500 Daiichi Life Group, Inc. 3,373,871
275,900 Daiwa Securities Group, Inc. 2,597,010
7,709 Deutsche Bank AG 239,512
4,819 Deutsche Boerse AG 1,478,464
16,468 DNB Bank ASA 498,706
2,236 Dynex Capital, Inc. 30,454
3,023 East West Bancorp, Inc. 382,319
605 Eastern Bankshares, Inc. 12,239
259 Encore Capital Group, Inc.
a
21,437
1,228 Enova International, Inc.
a
208,036
2,202 Essent Group, Ltd. 133,265

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Financials  15.0% - continued
330 Euronet Worldwide, Inc.
a
$ 23,885
1,224 Euronext NV
b
204,888
552 Evercore, Inc. 177,352
3,725 F.N.B. Corporation 66,491
301 FactSet Research Systems, Inc. 68,502
345 Farmers & Merchants Bancorp,
Inc./Archbold, OH 9,239
234 Farmers National Banc
Corporation 3,292
1,863 Federated Hermes, Inc. 108,222
2,433 Fidelity National Information
Services, Inc. 113,208
3,036 Fifth Third Bancorp 154,107
1,764 Financial Institutions, Inc. 60,099
3,694 First American Financial
Corporation 259,060
2,558 First Bancorp/Puerto Rico 62,108
1,815 First Bank/Hamilton, NJ 26,935
17 First Citizens BancShares, Inc./NC 33,725
299 First Financial Bankshares, Inc. 9,649
1,283 First Financial Corporation 84,255
121 First Hawaiian, Inc. 3,301
3,565 First Horizon Corporation 88,982
4,304 First International Bank of Israel,
Ltd. 359,985
1,163 First Merchants Corporation 47,032
652 First Mid-Illinois Bancshares, Inc. 27,443
1,218 FirstCash Holdings, Inc. 265,792
824 Flagstar Bank NA 11,511
503 Flywire Corporation
a
6,796
2,941 Fulton Financial Corporation 63,496
121,059 Generali 5,424,912
41,351 Genworth Financial, Inc.
a
363,475
455 Glacier Bancorp, Inc. 22,318
319 Global Life, Inc. 49,222
561 Global Payments, Inc. 40,370
13,000 Hachijuni Nagano Bank, Ltd. 176,129
1,004 Hamilton Lane, Inc. 92,358
320 Hancock Whitney Corporation 21,603
3,060 Hanmi Financial Corporation 91,525
189 Hanover Insurance Group, Inc. 35,473
11,972 Harel Insurance Investments &
Financial Services, Ltd. 741,330
1,814 Hartford Insurance Group, Inc. 248,173
514 HBT Financial, Inc. 14,269
888 Hilltop Holdings, Inc. 33,451
26,299 Hiscox, Ltd. 553,389
686 Home BancShares, Inc. 18,433
2,108 Horizon Bancorp, Inc. 38,155
1,095 Houlihan Lokey, Inc. 169,451
255,542 HSBC Holdings plc 4,701,921
6,081 Huntington Bancshares, Inc./OH 101,918
55,119 IG Group Holdings plc 1,127,296
32 Independent Bank Corporation/MA 2,496
1,024 Independent Bank Corporation/MI 34,007
468 Interactive Brokers Group, Inc. 37,206
29,416 Intercontinental Exchange, Inc. 4,650,375
9,121 Invesco, Ltd. 239,061
180,836 Investor AB, Class B 7,339,334
1,520 Jackson Financial, Inc. 175,970
166,000 Japan Exchange Group, Inc. 1,977,347
92,100 Japan Post Holdings Company,
Ltd. 1,068,089
1,146 Jefferies Financial Group, Inc. 55,260
62,281 JPMorgan Chase & Company 19,508,278
Shares Common Stock  79.2% Value
Financials  15.0% - continued
4,328 Kearny Financial Corporation/MD $ 34,797
3,359 Kemper Corporation 113,165
1,520 KeyCorp 33,607
859 Lazard, Inc. 41,662
1,280 LendingClub Corporation
a
21,850
1,183 Lincoln National Corporation 44,729
3,478,146 Lloyds TSB Group plc 4,727,849
257 Loews Corporation 28,941
3,788 M&T Bank Corporation 828,170
81,708 Man Group plc 282,330
140,222 Mapfre SA 686,435
117 Markel Group, Inc.
a
207,379
438 MarketAxess Holdings, Inc. 68,849
9,717 Marsh & McLennan Companies,
Inc. 1,629,638
704 Mercantile Bank Corporation 36,122
356 Mercury General Corporation 34,642
143 Meridian Corporation 2,691
64,224 MetLife, Inc. 5,144,342
11,579 MGIC Investment Corporation 306,612
428 Miami International Holdings, Inc.
a
19,898
885 Mid Penn Bancorp, Inc. 29,178
348,400 Mitsubishi UFJ Financial Group,
Inc. 6,258,254
54,300 Mizuho Financial Group, Inc. 2,335,047
78,559 Morgan Stanley 14,972,560
1,897 Morningstar, Inc. 320,043
47,700 MS and AD Insurance Group
Holdings, Inc. 1,226,562
7,072 Muenchener Rueckversicherungs-
Gesellschaft AG 4,230,287
8,830 Nasdaq, Inc. 811,565
76,908 National Australia Bank, Ltd. 2,224,766
86 National Bankshares, Inc. 3,078
448,682 NatWest Group plc 3,578,627
1,962 NBT Bancorp, Inc. 85,720
4,015 NMI Holdings, Inc.
a
155,421
21,344 NN Group NV 1,868,328
164,300 Nomura Holdings, Inc. 1,316,016
66,933 Nordea Bank Abp 1,258,672
1,186 Northeast Community Bancorp,
Inc. 28,458
1,614 Northern Trust Corporation 268,473
1,579 Northpointe Bancshares, Inc. 28,154
1,038 Northrim BanCorp, Inc. 25,462
3,390 Northwest Bancshares, Inc. 46,884
963 OFG Bancorp 44,259
9,946 Old National Bancorp 238,406
6,216 Old Republic International
Corporation 248,329
1,923 Old Second Bancorp, Inc. 39,633
1,491 OneMain Holdings, Inc. 87,626
985 Orange County Bancorp, Inc. 33,589
63,300 ORIX Corporation 2,130,456
2,098 Orrstown Financial Services, Inc. 77,081
672 Palomar Holdings, Inc.
a
80,895
6,662 Paragon Banking Group plc 67,854
987 Parke Bancorp, Inc. 29,719
460 Paymentus Holdings, Inc.
a
12,903
1,285 PCB Bancorp 31,007
184 PennyMac Financial Services, Inc. 16,613
337 Peoples Bancorp of North
Carolina, Inc. 13,285
382 Peoples Financial Services
Corporation 21,759

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Financials  15.0% - continued
321 Pinnacle Financial Partners, Inc. $ 31,760
548 Piper Sandler Companies 47,786
306 Plumas Bancorp 15,609
12,665 Plus500, Ltd. 769,317
1,372 Popular, Inc. 206,253
494 Prosperity Bancshares, Inc. 34,407
966 Provident Financial Services, Inc. 21,909
1,827 Prudential Financial, Inc. 179,247
203,103 QBE Insurance Group, Ltd. 3,289,826
3,192 Radian Group, Inc. 114,369
534 Raymond James Financial, Inc. 84,543
2,268 Regions Financial Corporation 64,751
1,432 Reinsurance Group of America,
Inc. 302,811
626 RenaissanceRe Holdings, Ltd. 192,163
179 Renasant Corporation 7,140
704 RLI Corporation 36,446
51,571 Robinhood Markets, Inc.
a
3,759,010
1,406 Rocket Companies, Inc.
a
20,556
41,276 Sampo Oyj 428,910
5,749 SEI Investments Company 521,319
4,688 Selective Insurance Group, Inc. 393,558
119 ServisFirst Bancshares, Inc. 9,475
1,746 Shore Bancshares, Inc. 33,698
31,039 Simmons First National
Corporation 659,889
286,900 Singapore Exchange, Ltd. 4,905,631
27,479 Societe Generale SA 2,212,068
104,000 Sompo Holdings, Inc. 3,870,403
1,697,900 Sony Financial Group, Inc. 1,523,300
751 South Plains Financial, Inc. 30,851
233 Southern Missouri Bancorp, Inc. 15,900
2,123 SouthState Bank Corporation 207,353
125,006 Standard Chartered plc 3,183,251
637 Starwood Property Trust, Inc. 11,695
1,887 State Street Corporation 288,409
935 StepStone Group, Inc. 49,462
3,777 Stifel Financial Corporation 297,665
2,984 Stock Yards Bancorp, Inc. 215,833
1,358 StoneX Group, Inc.
a
143,989
33,480 Storebrand ASA 647,201
70,900 Sumitomo Mitsui Financial Group,
Inc. 2,503,412
2,422 Texas Capital Bancshares, Inc.
a
243,895
1,382 Third Coast Bancshares, Inc.
a
51,604
493 Timberland Bancorp, Inc./WA 19,661
9,355 Toast, Inc.
a
266,805
128,000 Tokio Marine Holdings, Inc. 5,861,987
464 Tompkins Financial Corporation 39,101
1,402 Towne Bank/Portsmouth, VA 49,855
133,625 TP ICAP Group plc 574,946
690 TPG RE Finance Trust, Inc. 5,837
631 TPG, Inc. 27,524
1,557 Tradeweb Markets, Inc. 176,330
4,956 Triumph Financial, Inc.
a
335,422
10,810 U.S. Bancorp 612,495
170,333 UBS Group AG 7,537,542
932 UMB Financial Corporation 117,590
145,658 UniCredit SPA 11,256,834
148,930 Unipol Assicurazioni SPA 3,891,348
615 United Bankshares, Inc. 26,943
1,846 United Community Banks, Inc. 61,527
547 Unity Bancorp, Inc. 28,597
269 Universal Insurance Holdings, Inc. 10,660
448 Univest Financial Corporation 17,020
Shares Common Stock  79.2% Value
Financials  15.0% - continued
2,885 Unum Group $ 231,896
2,226 Valley National Bancorp 30,207
2,326 Virtu Financial, Inc. 115,509
37,998 Visa, Inc. 12,533,260
1,788 Voya Financial, Inc. 146,544
20 Webster Financial Corporation 1,447
186,184 Wells Fargo & Company 15,309,910
2,991 WesBanco, Inc. 102,831
324 West Bancorporation, Inc. 7,760
1,315 Western Alliance Bancorp 107,225
5,533 Western Union Company 50,295
86,617 Westpac Banking Corporation 2,423,246
387 WEX, Inc.
a
58,178
186 Willis Towers Watson plc 47,653
2,346 Wintrust Financial Corporation 353,237
2,693 WisdomTree, Inc. 45,781
109 WSFS Financial Corporation 7,845
3,272 Zions Bancorp NA 207,510
7,166 Zurich Insurance Group AG 4,996,281
Total 366,398,172
Health Care  7.6%
934 4D Molecular Therapeutics, Inc.
a
8,285
1,908 Acadia Healthcare Company, Inc.
a
49,408
1,707 Adaptive Biotechnologies
Corporation
a
24,069
3,303 Agilent Technologies, Inc. 381,662
427 Agios Pharmaceuticals, Inc.
a
11,956
650 Align Technology, Inc.
a
114,407
6,074 Alignment Healthcare, Inc.
a
136,908
4,663 ALK-Abello AS 174,656
786 Alnylam Pharmaceuticals, Inc.
a
243,259
16,042 Amgen, Inc. 5,554,543
580 Anika Therapeutics, Inc.
a
7,221
1,341 Arcus Biosciences, Inc.
a
34,196
451 Argenx SE ADR
a
352,556
276 Artivion, Inc.
a
9,889
16,300 Astellas Pharma, Inc. 230,999
46,605 AstraZeneca plc 8,841,997
18,671 Avantor, Inc.
a
151,235
744 Azenta, Inc.
a
18,280
455 Biogen, Inc.
a
86,122
6,050 BioLife Solutions, Inc.
a
127,534
1,246 BioMarin Pharmaceutical, Inc.
a
67,172
2,020 Bio-Techne Corporation 111,746
1,551 BridgeBio Pharma, Inc.
a
110,292
5,326 BrightSpring Health Services, Inc.
a
255,488
50,023 Bristol-Myers Squibb Company 3,030,894
175 Bruker Corporation 6,424
592 Cardinal Health, Inc. 114,185
13,137 Cencora, Inc. 4,046,327
7,223 Centene Corporation
a
387,803
775 Charles River Laboratories
International, Inc.
a
129,402
34,800 Chugai Pharmaceutical Company,
Ltd. 1,855,863
31,697 Cigna Group 9,210,514
3,821 Cooper Companies, Inc.
a
240,341
27,348 Danaher Corporation 4,893,925
2,007 Denali Therapeutics, Inc.
a
37,571
3,110 Dentsply Sirona, Inc. 36,543
1,797 Dexcom, Inc.
a
107,011
1,862 Edwards Lifesciences Corporation
a
155,477
5,655 Elanco Animal Health, Inc.
a
126,502
12,096 Eli Lilly & Company 11,304,922

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Health Care  7.6% - continued
1,727 Enanta Pharmaceuticals, Inc.
a
$ 23,988
3,066 Encompass Health Corporation 306,600
2,276 Enovis Corporation
a
53,349
502 Envista Holdings Corporation
a
13,022
713 EssilorLuxottica SA 150,921
1,743 Fate Therapeutics, Inc.
a
2,179
3,600 Fortrea Holdings, Inc.
a
41,400
34,140 Fresenius SE & Company KGaA 1,653,392
25,148 Galderma Group AG 5,275,885
7,718 Galenica AG
b
822,325
1,219 GE HealthCare Technologies, Inc. 74,164
41,129 Gilead Sciences, Inc. 5,381,318
875 Globus Medical, Inc.
a
78,908
416,841 GSK plc 10,928,501
1,662 Guardant Health, Inc.
a
144,727
102,187 Haleon plc 471,886
791 Henry Schein, Inc.
a
59,001
23,500 Hoya Corporation 4,388,479
637 Humana, Inc. 150,612
32,268 ICON plc
a
3,818,272
1,308 ICU Medical, Inc.
a
155,914
1,676 IDEXX Laboratories, Inc.
a
939,901
1,468 Illumina, Inc.
a
186,054
1,286 Insmed, Inc.
a
175,320
436 Insulet Corporation
a
75,053
14,893 Intuitive Surgical, Inc.
a
6,815,186
617 Ionis Pharmaceuticals, Inc.
a
46,127
5,280 Ipsen SA 1,037,005
988 IQVIA Holding, Inc.
a
156,470
3,067 iRhythm Holdings, Inc.
a
396,134
645 Jazz Pharmaceuticals, Inc.
a
130,948
51,499 Johnson & Johnson 11,837,045
34,837 Labcorp Holdings, Inc. 8,946,142
1,791 LivaNova plc
a
107,639
476 Medpace Holdings, Inc.
a
199,282
111,294 Merck & Company, Inc. 12,151,079
203 Merit Medical Systems, Inc.
a
13,841
145 Mettler-Toledo International, Inc.
a
185,108
1,502 Mirum Pharmaceuticals, Inc.
a
146,160
550 Moderna, Inc.
a
25,267
1,120 Myriad Genetics, Inc.
a
5,320
2,672 Natera, Inc.
a
550,860
4,376 Neogen Corporation
a
41,134
1,765 Neurocrine Biosciences, Inc.
a
232,398
120,752 Novartis AG 17,845,898
76,340 Novo Nordisk AS 3,247,195
80,200 Ono Pharmaceutical Company,
Ltd. 1,186,171
245 Option Care Health, Inc.
a
4,981
365 Penumbra, Inc.
a,d
119,165
407 Prestige Consumer Healthcare,
Inc.
a
22,922
768 QIAGEN NV 26,557
153 Quest Diagnostics, Inc. 29,713
2,503 RadNet, Inc.
a
141,545
106 REGENXBIO, Inc.
a
951
4,027 Repligen Corporation
a
476,434
625 Revolution Medicines, Inc.
a
90,075
28,242 Roche Holding AG 11,508,615
789 Roivant Sciences, Ltd.
a
22,510
9,303 Royalty Pharma plc 465,987
7,157 Sanofi SA 669,729
21,742 Smith & Nephew plc 336,431
723 Sotera Health Company
a
11,250
4,407 STERIS plc 955,790
Shares Common Stock  79.2% Value
Health Care  7.6% - continued
73,400 Takeda Pharmaceutical Company,
Ltd. $ 2,453,967
844 Tenet Healthcare Corporation
a
149,489
911 Thermo Fisher Scientific, Inc. 436,333
4,276 Twist Bioscience Corporation
a
249,932
4,539 UCB SA
a
1,235,934
1,205 UFP Technologies, Inc.
a
230,914
1,620 Ultragenyx Pharmaceutical, Inc.
a
39,998
444 United Therapeutics Corporation
a
253,679
16,835 UnitedHealth Group, Inc. 6,237,031
85 Universal Health Services, Inc. 14,303
2,791 Varex Imaging Corporation
a
32,515
722 Vaxcyte, Inc.
a
41,327
2,453 Veeva Systems, Inc.
a
382,594
3,865 Vericel Corporation
a
134,231
16,125 Viatris, Inc. 240,908
2,799 Vir Biotechnology, Inc.
a
28,592
61 Waters Corporation
a
18,863
10,862 Waystar Holding Corporation
a
232,175
2,436 West Pharmaceutical Services,
Inc. 724,929
1,373 Xencor, Inc.
a
16,380
562 Xenon Pharmaceuticals, Inc.
a
31,494
66,224 Zimmer Biomet Holdings, Inc. 5,458,844
476 Zoetis, Inc. 54,726
Total 187,042,977
Industrials  12.7%
5,042 AAON, Inc. 470,469
146,529 ABB, Ltd. 14,819,906
2,310 Accelleron Industries AG 247,493
7,197 Ackermans & van Haaren NV 2,373,672
10,794 ACS Actividades de Construccion
y Servicios SA
a
1,555,796
2,068 Acuity, Inc. 599,244
5,057 Advanced Drainage Systems, Inc. 754,757
1,077 AECOM 90,576
103,663 Aena SME SA
b,d
2,831,318
30,475 AerCap Holdings NV 4,333,850
1,958 AGCO Corporation 236,957
557 Airbus SE 114,831
36,978 Alight, Inc. 30,596
1,513 Allegheny Technologies, Inc.
a
235,211
209 Allison Transmission Holdings, Inc. 28,079
103,800 Amada Company, Ltd. 1,755,214
106,222 Amentum Holdings, Inc.
a
2,786,203
731 American Superconductor
Corporation
a
39,138
2,068 AMETEK, Inc. 487,014
1,835 API Group Corporation
a
83,896
1,403 Applied Industrial Technologies,
Inc. 428,967
489 Arcosa, Inc. 61,844
1,528 Armstrong World Industries, Inc. 260,356
123,585 Assa Abloy AB 4,756,505
1,841 Atmus Filtration Technologies, Inc. 116,719
288,848 Aurizon Holdings, Ltd. 872,613
948 Axon Enterprise, Inc.
a
380,868
160 AZZ, Inc. 22,886
55,218 BAE Systems plc 1,535,807
217,099 Balfour Beatty plc 2,412,361
1,800 BayCurrent, Inc. 57,967
942 Bloom Energy Corporation
a
266,925
15,931 Bouygues SA 942,159
744 Brady Corporation 60,874

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Industrials  12.7% - continued
176,498 Brambles, Ltd. $ 2,875,578
786 BrightView Holdings, Inc.
a
9,353
53 Brink's Company 5,658
170 Broadridge Financial Solutions,
Inc. 26,177
5,142 BWX Technologies, Inc. 1,112,677
121 CACI International, Inc.
a
62,864
10,165 Caterpillar, Inc. 9,047,968
2,578 CECO Environmental Corporation
a
191,133
27,400 Chiyoda Corporation
a,d
177,762
873,000 CK Hutchison Holdings, Ltd. 7,289,715
2,337 Clean Harbors, Inc.
a
730,733
571,405 CNH Industrial NV 6,119,748
940 Concentrix Corporation 22,391
1,563 Construction Partners, Inc.
a
193,281
5,931 Copart, Inc.
a
196,375
956 CRA International, Inc. 150,541
424 Crane Company 75,358
614 CSW Industrials, Inc. 178,797
211,119 CSX Corporation 9,591,136
623 Cummins, Inc. 418,039
561 Curtiss-Wright Corporation 404,032
69,100 Dai Nippon Printing Company, Ltd. 1,308,832
141,185 Delta Air Lines, Inc. 9,599,168
125,489 DHL Group 7,430,762
34,350 Diploma plc 3,250,857
2,306 DNOW, Inc.
a
31,108
1,424 Donaldson Company, Inc. 125,554
66 Dycom Industries, Inc.
a
27,331
15,158 Eaton Corporation plc 6,563,566
6,292 EMCOR Group, Inc. 5,610,388
749 Enerpac Tool Group Corporation 26,290
745 EnerSys 158,879
1,014 EnPro, Inc. 295,632
20,242 Epiroc AB, Class A 584,375
210 Equifax, Inc. 36,527
131 ESCO Technologies, Inc. 42,437
1,491 ExlService Holdings, Inc.
a
47,533
162,539 Fastenal Company 7,302,877
1,403 Federal Signal Corporation 172,751
1,397 Ferguson Enterprises, Inc. 373,991
89,140 Ferrovial NV 6,121,400
101,477 Flowserve Corporation 7,472,766
2,004 Flughafen Zurich AG 569,049
13,793 Fluor Corporation
a
735,857
4,519 Fortive Corporation 270,191
1,447 Fortune Brands Innovations, Inc. 58,661
2,554 Fraport AG Frankfurt Airport
Services Worldwide
a
209,564
570 FTAI Aviation, Ltd. 142,312
787 Gates Industrial Corporation plc
a
20,155
115 GATX Corporation 22,531
5,547 GE Vernova, Inc. 6,009,953
16,360 GEA Group AG 1,118,728
18,775 General Dynamics Corporation 6,464,233
27,017 General Electric Company 7,833,039
1,809 Genpact, Ltd. 62,863
3,876 Graco, Inc. 311,127
6,153 Griffon Corporation 560,969
66 HEICO Corporation 13,795
80,080 Hexcel Corporation 7,517,110
122,800 Hitachi, Ltd. 3,904,837
533 HNI Corporation 19,476
2,616 HOCHTIEF AG 1,406,966
38,763 Honeywell International, Inc. 8,308,074
Shares Common Stock  79.2% Value
Industrials  12.7% - continued
29,573 Howden Joinery Group plc $ 312,004
3,175 Howmet Aerospace, Inc. 771,652
76 Hubbell, Inc. 38,621
1,123 Huber+Suhner AG 326,152
1,125 Hudson Technologies, Inc.
a
7,043
114 Huntington Ingalls Industries, Inc. 41,529
294 IDEX Corporation 64,048
5,009 IMI plc 190,783
94,200 Inaba Denki Sangyo Company,
Ltd. 1,589,138
538 Ingersoll Rand, Inc. 42,965
164 Insteel Industries, Inc. 4,294
32,595 ISS AS 1,195,735
255,200 ITOCHU Corporation 3,162,722
1,216 ITT Corporation 260,637
31,219 Jacobs Solutions, Inc. 4,040,051
21,500 Jardine Matheson Holdings, Ltd. 1,465,704
24,096 JB Hunt Transport Services, Inc. 6,060,867
29,000 Kajima Corporation 1,133,438
70 Kennametal, Inc. 2,710
722 KION Group AG 37,682
730 Kirby Corporation
a
109,894
130 Knight-Swift Transportation
Holdings, Inc. 8,437
15,900 Komatsu, Ltd. 680,806
19,758 Konecranes Oyj
a
648,914
170 Korn Ferry 11,295
22,939 L3Harris Technologies, Inc. 7,353,096
4,298 Legence Corporation
a
373,754
37,879 Legrand SA 6,786,561
352 Leidos Holdings, Inc. 52,525
2,082 Limbach Holdings, Inc.
a
207,721
2,455 Lincoln Electric Holdings, Inc. 650,575
69,212 Logista Integral SA 2,703,997
1,087 Lyft, Inc.
a
15,381
22,600 Marubeni Corporation 879,617
385 Masco Corporation 27,651
137 MasTec, Inc.
a
53,985
288 Maximus, Inc. 18,899
877 McGrath RentCorp 96,952
14,600 MEITEC Group Holdings, Inc. 292,405
6,121 Mercury Systems, Inc.
a
483,008
1,397 Middleby Corporation
a
196,083
3,767 MillerKnoll, Inc. 60,573
44,500 Mitsubishi Corporation 1,425,186
31,900 Mitsubishi Electric Corporation 1,280,179
173,400 Mitsubishi Heavy Industries, Ltd. 5,175,279
52,700 Mitsui & Company, Ltd. 1,978,671
1,129 Modine Manufacturing Company
a
287,477
1,277 Moog, Inc. 384,773
7,440 Morgan Sindall Group plc 474,206
4,383 MSC Industrial Direct Company,
Inc. 448,249
2,254 Mueller Industries, Inc. 305,259
6,550 Mueller Water Products, Inc. 182,680
241 MYR Group, Inc.
a
97,559
1,264 Nextpower, Inc.
a
150,580
33,700 Nippon Express Holdings, Inc. 885,105
62,600 Nippon Yusen Kabushiki Kaisha 2,249,763
3,700 Nishimatsu Construction
Company, Ltd. 136,083
20,100 Nitto Kogyo Corporation 581,413
72 Nordson Corporation 20,768
9,661 NPK International, Inc.
a
157,957
21,700 NSK, Ltd. 176,255

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Industrials  12.7% - continued
4,653 nVent Electric plc $ 664,914
102 NWPX Infrastructure, Inc.
a
10,031
7,300 Obayashi Corporation 171,628
1,988 Old Dominion Freight Line, Inc. 422,311
462 OPENLANE, Inc.
a
14,525
3,134 Otis Worldwide Corporation 244,076
416 Owens Corning, Inc. 51,309
7,408 Parker-Hannifin Corporation 6,736,983
1,086 Paychex, Inc. 100,596
371 Paylocity Holding Corporation
a
39,137
3,606 Pentair plc 291,040
382,000 Persol Holdings Company, Ltd. 568,576
694 Powell Industries, Inc.
a
192,425
2,235 Proficient Auto Logistics, Inc.
a
16,427
1,047 Quanta Services, Inc. 761,975
835 RBC Bearings, Inc.
a
500,240
89,700 Recruit Holdings Company, Ltd. 4,155,349
145 Regal Rexnord Corporation 31,179
626 Republic Services, Inc. 130,972
1,932 Rockwell Automation, Inc. 790,014
26,210 Rotork plc 110,134
30,901 Ryanair Holdings plc 810,758
47 Ryder System, Inc. 11,927
23,742 Safran SA 7,623,885
138,855 Sandvik AB 5,841,233
6,032 Schindler Holding AG,
Participation Certificates 2,108,899
487 Science Applications International
Corporation 47,127
1,580 Sensata Technologies Holding plc 65,791
66,400 Shimizu Corporation 1,282,855
5,005 Siemens AG 1,487,297
5,761 Siemens Energy AG 1,220,886
106,500 Singapore Airport Terminal
Services, Ltd. 277,188
317,900 Singapore Technologies
Engineering, Ltd. 2,694,036
157 SkyWest, Inc.
a
12,893
12,291 Smiths Group plc 424,354
56,600 Sojitz Corporation 2,119,938
228 SPX Technologies, Inc.
a
49,911
3,663 SS&C Technologies Holdings, Inc. 253,846
834 Standex International Corporation 227,682
616 Stanley Black & Decker, Inc. 48,147
451 Sterling Construction Company,
Inc.
a
232,545
38,200 Sumitomo Corporation 1,420,360
9,500 Taisei Corporation 1,030,188
292 Tetra Tech, Inc. 9,437
113 Textron, Inc. 10,843
1,180 Timken Company 130,850
28,800 TOPPAN Holdings, Inc. 856,039
2,965 Toro Company 282,179
9,700 Toyota Tsusho Corporation 380,781
127 Trane Technologies plc 62,553
2,438 Transcat, Inc.
a
185,532
468 Trex Company, Inc.
a
18,346
51,000 Tsubakimoto Chain Company 764,520
76,089 Uber Technologies, Inc.
a
5,677,000
83 UL Solutions, Inc. 7,511
1,315 United Airlines Holdings, Inc.
a
118,350
348 United Rentals, Inc. 334,024
409 Valmont Industries, Inc. 207,788
36,452 Ventia Services Group, Pty. Ltd. 140,328
2,187 Veralto Corporation 192,893
Shares Common Stock  79.2% Value
Industrials  12.7% - continued
2,720 Verisk Analytics, Inc. $ 501,813
1,570 Verra Mobility Corporation
a
23,283
2,812 Vertiv Holdings Company 923,714
12,900 Vinci SA 1,950,775
839 Wabtec Corporation 226,438
15,830 Wartsila Corporation 664,818
57 Watts Water Technologies, Inc. 17,109
9,142 Werner Enterprises, Inc. 337,066
747 WESCO International, Inc. 260,793
1,593 Willdan Group, Inc.
a
121,068
363 Woodward, Inc. 131,765
5,507 Xylem, Inc. 650,707
915,800 Yangzijiang Shipbuilding Holdings,
Ltd. 3,123,303
9,100 YUASA Company, Ltd. 347,279
27,830 Zigup plc 152,047
1,504 Zurn Elkay Water Solutions
Corporation 78,148
Total 310,114,934
Information Technology  16.0%
35,965 Advanced Micro Devices, Inc.
a
12,749,233
45,700 Advantest Corporation 8,533,039
650 Ambarella, Inc.
a
44,720
1,757 Amkor Technology, Inc. 122,551
5,612 Amphenol Corporation 826,479
113,458 Apple, Inc. 30,786,828
54,560 Arista Networks, Inc.
a
9,423,058
1,048 Arrow Electronics, Inc.
a
196,846
4,030 ASM International NV 3,942,468
15,184 ASML Holding NV 21,949,246
83 Astera Labs, Inc.
a
16,163
875 Autodesk, Inc.
a
207,375
1,273 Avnet, Inc. 105,035
704 Bel Fuse, Inc. 194,191
7,800 BIPROGY, Inc. 224,326
466 Blackbaud, Inc.
a
17,321
62,065 Broadcom, Inc. 25,907,793
35,200 Brother Industries, Ltd. 668,456
14,120 Cadence Design Systems, Inc.
a
4,653,811
102 Calix, Inc.
a
4,443
54,400 Canon, Inc. 1,399,525
1,157 Celestica, Inc.
a
473,896
7,712 Check Point Software
Technologies, Ltd.
a
867,369
315 Ciena Corporation
a
166,188
835 Cirrus Logic, Inc.
a
136,172
143,092 Cisco Systems, Inc. 13,092,918
2,545 Cloudflare, Inc.
a
521,649
9,234 Cognex Corporation 512,579
1,846 Cognizant Technology Solutions
Corporation 97,653
2,733 Coherent Corporation
a
873,767
2,401 CommVault Systems, Inc.
a
237,411
3,497 Corning, Inc. 574,347
1,381 Credo Technology Group Holding,
Ltd.
a
240,308
62 CTS Corporation 3,540
2,827 DigitalOcean Holdings, Inc.
a
272,608
701 Dolby Laboratories, Inc. 44,962
425 EPAM Systems, Inc.
a
48,357
1,564 Everforth, Inc.
a
33,000
363 F5, Inc.
a
117,576
568 Fabrinet
a
388,211
4,766 Flex, Ltd.
a
436,327

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Information Technology  16.0% - continued
40,000 FUJIFILM Holdings NPV $ 736,146
49,200 Fujitsu, Ltd. 987,511
1,270 GoDaddy, Inc.
a
110,223
5,152 Guidewire Software, Inc.
a
712,985
52,526 Halma plc 3,160,889
8,242 Hewlett Packard Enterprise
Company 237,122
303 Ichor Holdings, Ltd.
a
19,989
615 InterDigital, Inc. 182,384
27,114 International Business Machines
Corporation 6,262,792
10,324 Intuit, Inc. 4,010,874
1,421 IonQ, Inc.
a,d
64,116
931 Jabil, Inc. 314,203
22,669 JFrog, Ltd.
a
1,052,748
4,600 Keyence Corporation 2,109,863
1,854 Keysight Technologies, Inc.
a
648,733
12,000 Kioxia Holdings Corporation
a
2,903,504
10,889 Knowles Corporation
a
339,628
878 Kulicke and Soffa Industries, Inc. 75,069
38,800 Kyocera Corporation 674,188
44,973 Lam Research Corporation 11,596,738
2,200 Lasertec Corporation 608,033
7,254 Lattice Semiconductor
Corporation
a
887,019
1,276 Littelfuse, Inc. 515,721
246 Lumentum Holdings, Inc.
a
221,971
9,100 Macnica Holdings, Inc. 153,718
456 MACOM Technology Solutions
Holdings, Inc.
a
128,414
141 Manhattan Associates, Inc.
a
19,443
3,413 Microchip Technology, Inc. 317,102
119,328 Microsoft Corporation 48,659,572
4,978 MKS, Inc. 1,412,508
205 MongoDB, Inc.
a
51,420
896 Monolithic Power Systems, Inc. 1,446,511
302 Motorola Solutions, Inc. 132,587
555 Napco Security Technologies, Inc. 25,946
56,500 NEC Corporation 1,502,901
1,570 NetApp, Inc. 173,909
7,400 Nomura Research Institute, Ltd. 199,724
1,047 Novanta, Inc.
a
135,618
7,900 NSD Company, Ltd. 135,615
278,779 NVIDIA Corporation 55,635,925
476 NXP Semiconductors NV 139,749
1,127 ON Semiconductor Corporation
a
113,613
956 Onto Innovation, Inc.
a
282,077
59,078 Palantir Technologies, Inc.
a
8,218,341
663 PTC, Inc.
a
90,367
162 Q2 Holdings, Inc.
a
8,222
976 Qnity Electronics, Inc. 137,284
70,723 Qualcomm, Inc. 12,700,436
6,869 Ralliant Corporation 312,127
6,411 Rambus, Inc.
a
737,970
2,491 Rigetti Computing, Inc.
a
43,468
292 Roper Industries, Inc. 103,605
123,877 Samsung Electronics Company,
Ltd. 18,654,351
500 SanDisk Corporation/DE
a
548,255
69 Sanmina Corporation
a
15,030
37,163 SAP SE 6,239,435
11,500 SCREEN Holdings Company, Ltd.
a
762,462
85,400 Seiko Epson Corporation 1,148,693
34,751 ServiceNow, Inc.
a
3,068,861
227 ServiceTitan, Inc.
a
13,497
Shares Common Stock  79.2% Value
Information Technology  16.0% - continued
47,462 Shopify, Inc.
a
$ 5,749,072
611 SiTime Corporation
a
343,474
1,108 Skyworks Solutions, Inc. 77,748
2,735 Snowflake, Inc.
a
373,246
1,833 Sprout Social, Inc.
a
10,998
1,927 Synopsys, Inc.
a
929,970
47,418 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 18,780,373
49,407 TD SYNNEX Corporation 11,273,689
802 TE Connectivity plc 169,751
369 Teledyne Technologies, Inc.
a
238,319
182,614 Telefonaktiebolaget LM Ericsson 2,178,402
699 Tenable Holdings, Inc.
a
14,602
1,179 Teradyne, Inc. 404,951
13,400 TIS, Inc. 292,053
20,800 Tokyo Electron, Ltd. 6,129,403
1,907 Trimble, Inc.
a
128,379
1,080 TTM Technologies, Inc.
a
170,878
1,023 Tyler Technologies, Inc.
a
348,986
1,984 Unity Software, Inc.
a
52,417
538 Varonis Systems, Inc.
a
14,149
704 VeriSign, Inc. 189,137
648 ViaSat, Inc.
a
42,710
3,788 Viavi Solutions, Inc.
a
198,491
3,751 Vontier Corporation 134,586
2,135 Western Digital Corporation 927,700
156 Workday, Inc.
a
19,094
1,116 Zebra Technologies Corporation
a
252,506
1,274 Zoom Communications, Inc.
a
123,769
693 Zscaler, Inc.
a
90,561
Total 392,672,364
Materials  3.2%
19,396 Air Liquide SA 4,172,877
143 Air Products and Chemicals, Inc. 42,907
232 Albemarle Corporation 45,634
4,465 Alcoa Corporation 284,822
3,729 American Vanguard Corporation
a
10,740
938 AngloGold Ashanti plc 87,919
2,044 AptarGroup, Inc. 252,802
881 Avery Dennison Corporation 144,422
1,911 Avient Corporation 70,860
1,738 Balchem Corporation 280,896
2,488 Ball Corporation 151,967
335,107 BHP Group, Ltd. 13,263,270
6,440 Buzzi SPA 352,615
10,374 Celanese Corporation 702,942
49,072 CF Industries Holdings, Inc. 6,094,742
5,099 Cleveland-Cliffs, Inc.
a
52,010
5,200 Coeur Mining, Inc.
a
93,444
884 Commercial Metals Company 60,961
556 Compass Minerals International,
Inc.
a
14,851
7,368 Constellium SE
a
230,471
3,324 Corteva, Inc. 269,277
53,240 Crown Holdings, Inc. 5,234,024
7,350 DuPont de Nemours, Inc. 335,601
28,467 Eastman Chemical Company 2,080,653
7,852 Element Solutions, Inc. 334,417
15,283 Endeavour Mining plc 922,431
44,184 Evraz plc
a,c
6
3,637 Freeport-McMoRan, Inc. 210,146
353 Greif, Inc. 23,030
4,566 Hecla Mining Company 82,279

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Materials  3.2% - continued
20,054 Heidelberg Materials AG $ 4,424,795
23,765 Hexpol AB
a
193,435
6,171 Huntsman Corporation 88,677
670 Ingevity Corporation
a
51,047
537 International Flavors & Fragrances,
Inc. 37,697
64,302 International Paper Company 1,956,067
871 Intrepid Potash, Inc.
a
34,465
9,924 Ivanhoe Mines, Ltd.
a
80,365
103,800 JX Advanced Metals Corporation 3,220,327
455 Kaiser Aluminum Corporation 77,546
42,100 Kyoei Steel, Ltd. 511,284
1,471 Louisiana-Pacific Corporation 106,191
729 Martin Marietta Materials, Inc. 451,302
612 Minerals Technologies, Inc. 44,027
191,100 Mitsubishi Chemical Group
Corporation 1,120,313
6,614 Mosaic Company 153,908
91 NewMarket Corporation 61,481
23,500 Nippon Shokubai Company, Ltd. 323,524
86,800 Nitto Denko Corporation 1,650,960
41,355 Nucor Corporation 9,316,868
1,012 O-I Glass, Inc.
a
9,219
180,337 Orica, Ltd. 2,750,584
5,087 Orion SA 38,254
815 Packaging Corporation of America 173,962
1,558 Perimeter Solutions, Inc.
a
47,207
1,141 PPG Industries, Inc. 123,798
85,993 Regis Resources, Ltd. 440,932
121 Reliance, Inc. 43,862
17,192 Rio Tinto plc 1,731,861
52,555 Rio Tinto, Ltd. 6,437,420
802 Royal Gold, Inc. 187,171
218 Scotts Miracle-Gro Company 13,669
670 Sensient Technologies Corporation 76,139
12,900 Shin-Etsu Chemical Company, Ltd. 593,944
1,184 Smurfit WestRock plc 45,454
34,948 Solstice Advanced Materials, Inc. 2,863,989
934 Sonoco Products Company 46,663
24,089 SSAB AB, Class A 216,806
363 Stepan Company 18,161
36,500 Toagosei Company, Ltd.
d
396,377
18,400 Tosoh Corporation 283,539
45,166 Vault Minerals, Ltd. 150,685
983 Vidrala SA 88,677
5,795 Voestalpine AG 299,620
6,003 West Fraser Timber Company, Ltd. 380,050
20,461 Yara International ASA 1,191,177
Total 78,456,515
Real Estate  1.7%
305 Agree Realty Corporation 23,519
1,543 Allreal Holding AG 421,379
1,406 Alpine Income Property Trust, Inc. 26,433
2,065 Americold Realty Trust, Inc. 25,255
12,002 AvalonBay Communities, Inc. 2,196,366
926 Big Shopping Centers, Ltd. 244,287
24,230 British Land Company plc 128,212
7,290 Brixmor Property Group, Inc. 219,356
541 Broadstone Net Lease, Inc. 10,712
532,000 CapitaLand Integrated
Commercial Trust 990,859
988 CareTrust REIT, Inc. 38,977
42,037 CBRE Group, Inc.
a
5,999,941
128,500 CK Asset Holdings, Ltd. 809,454
Shares Common Stock  79.2% Value
Real Estate  1.7% - continued
788 CoStar Group, Inc.
a
$ 27,273
8,177 Cousins Properties, Inc. 209,413
90,036 Crown Castle, Inc. 7,993,396
2,089 Curbline Properties Corporation 57,656
768 Cushman & Wakefield, Ltd.
a
10,783
263,768 DEXUS Property Group 1,189,894
1,997 Digital Realty Trust, Inc. 401,277
7,141 Easterly Government Properties,
Inc. 167,171
5,854 EPR Properties 326,712
8,242 Essential Properties Realty Trust,
Inc. 259,046
201 Essex Property Trust, Inc. 52,905
54 Extra Space Storage, Inc. 7,740
16,087 Fabege AB 135,160
359 Federal Realty Investment Trust 39,813
14,315 Fermi, Inc.
a,d
73,436
801 First Industrial Realty Trust, Inc. 49,670
373 FrontView REIT, Inc. 6,602
3,833 Gaming and Leisure Properties,
Inc. 185,747
3,236 Getty Realty Corporation 107,176
597,274 GPT Group 2,059,899
276,820 Healthcare Realty Trust, Inc. 5,176,534
39,164 Host Hotels & Resorts, Inc. 827,535
247 Howard Hughes Holdings, Inc.
a
15,381
2,514 Independence Realty Trust, Inc. 41,003
19,491 Industrial Logistics Properties Trust 144,818
5,225 Innovative Industrial Properties,
Inc. 283,456
5,907 InvenTrust Properties Corporation 189,733
2,856 Iron Mountain, Inc. 359,828
1,447 Jones Lang LaSalle, Inc.
a
460,334
1,794 Kimco Realty Corporation 42,410
66 Lamar Advertising Company 9,097
664 Macerich Company 14,429
23,992 Medical Properties Trust, Inc. 118,521
73,526 Merlin Properties Socimi SA 1,285,769
16,413 Millrose Properties, Inc. 503,387
80,675 Mivne Real Estate (KD), Ltd. 388,824
283 Mobimo Holding AG 135,098
125 National Health Investors, Inc. 9,614
1,996 NET Lease Office Properties 26,068
7,290 NetSTREIT Corporation 149,955
516 NNN REIT, Inc. 22,596
222 Omega Healthcare Investors, Inc. 10,427
5,525 Outfront Media, Inc. 170,446
6,744 Park Hotels & Resorts, Inc. 77,354
2,094 Piedmont Realty Trust, Inc.
a
17,506
993 Postal Realty Trust, Inc. 21,727
196,986 Primary Health Properties plc 250,616
1,421 Realty Income Corporation 91,285
607 Regency Centers Corporation 47,255
6,882 RLJ Lodging Trust 56,708
435 Ryman Hospitality Properties 45,714
4,398 Sabra Health Care REIT, Inc. 90,863
11,516 Safehold, Inc. 184,486
1,891 Simon Property Group, Inc. 385,216
3,712 STAG Industrial, Inc. 143,209
100,500 Sun Hung Kai Properties, Ltd. 1,759,462
12,668 Tanger, Inc. 469,729
4,750 Terreno Realty Corporation 309,700
414,000 United Overseas Land, Ltd. 3,463,407
1,503 Ventas, Inc. 132,054
3,386 VICI Properties, Inc. 98,871

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  79.2% Value
Real Estate  1.7% - continued
2,853 Xenia Hotels & Resorts, Inc. $ 46,418
3,591 Zillow Group, Inc., Class C
a
159,440
Total 42,731,802
Utilities  3.0%
11,618 ACEA SPA 304,617
5,466 Alliant Energy Corporation 401,368
1,670 American States Water Company 125,734
936 American Water Works Company,
Inc. 120,201
1,086 Artesian Resources Corporation 34,003
5,458 Avista Corporation 224,324
1,754 Black Hills Corporation 132,059
1,271 California Water Service Group 53,687
4,970 Clearway Energy, Inc., Class A 200,937
5,693 Clearway Energy, Inc., Class C 229,769
606 Consolidated Edison, Inc. 67,563
35,170 Constellation Energy Corporation 11,008,210
3,139 DTE Energy Company 476,155
68,361 Duke Energy Corporation 8,856,167
7,798 Edison International 541,883
1,337,463 EDP SA 7,294,926
858,851 Enel SPA 10,027,715
25,670 Energix-Renewable Energies, Ltd. 190,641
63,308 Engie SA 2,086,801
95,648 Entergy Corporation 11,277,856
57,112 Evergy, Inc. 4,731,158
4,632 Eversource Energy 327,482
5,966 Exelon Corporation 274,376
4,487 FirstEnergy Corporation 213,222
33,183 Fortum Oyj 835,985
2,009 H2O America
d
112,886
28,748 Iberdrola SA 673,977
293,158 Italgas SPA 3,541,308
484 Middlesex Water Company 24,626
386 National Fuel Gas Company 32,571
61,189 Naturgy Energy Group SA 1,923,198
5,003 New Jersey Resources
Corporation 281,719
6,817 NiSource, Inc. 329,125
415 OGE Energy Corporation 20,252
1,129 Otter Tail Corporation 100,752
17,888 PG&E Corporation 297,299
1,998 Pinnacle West Capital Corporation 207,233
9,603 Portland General Electric
Company 498,684
10,305 UGI Corporation 371,907
1,861 Unitil Corporation 97,628
39,215 Vistra Energy Corporation 6,189,696
1,825 XPLR Infrastructure, LP
a
18,889
110 York Water Company 3,192
Total 74,761,781
Total Common Stock
(cost $1,303,868,115) 1,940,028,697
Shares
Registered Investment
Companies   5.0% Value
U.S. Affiliated   4.1%
6,225,094 Thrivent Core Emerging Markets
Equity Fund 87,089,066
Shares
Registered Investment
Companies  5.0% Value
U.S. Affiliated   4.1%  - continued
408,185 Thrivent Small Cap Value ETF $ 12,521,646
Total 99,610,712
U.S. Unaffiliated   0.9%
7,972 Invesco QQQ Trust Series 1 5,323,223
20,998 iShares Biotechnology ETF 3,542,153
17,464 State Street SPDR S&P 500 ETF
Trust 12,550,678
2,054 State Street SPDR S&P Biotech
ETF 269,752
1,163 State Street SPDR S&P Software &
Services ETF 175,939
616 VanEck Semiconductor ETF 312,139
Total 22,173,884
Total Registered Investment
Companies (cost $85,002,328) 121,784,596
Shares
Collateral Held for Securities
Loaned 0.5% Value
12,172,433 Thrivent Cash Management Trust 12,172,433
Total Collateral Held for
Securities Loaned
(cost $12,172,433) 12,172,433
Shares or
Principal
Amount Short-Term Investments 15.5% Value
Federal Home Loan Bank Discount
Notes
2,100,000 3.635%, 5/1/2026
e,f
2,099,791
1,000,000 3.605%, 5/8/2026
e,f
999,202
13,300,000 3.595%, 5/27/2026
e,f
13,264,190
5,300,000 3.600%, 5/29/2026
e,f
5,284,673
100,000 3.610%, 6/3/2026
e,f
99,660
700,000 3.627%, 6/5/2026
e,f
697,480
700,000 3.634%, 6/17/2026
e,f
696,640
300,000 3.590%, 6/18/2026
e,f
298,530
1,800,000 3.606%, 6/22/2026
e,f
1,790,460
800,000 3.641%, 6/24/2026
e,f
795,600
200,000 3.620%, 7/6/2026
e,f
198,662
100,000 3.630%, 7/15/2026
e,f
99,241
100,000 3.620%, 7/17/2026
e,f
99,221
4,600,000 3.593%, 7/22/2026
e,f
4,561,873
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.620%, 5/27/2026
e,f
598,384
3,500,000 3.600%, 7/20/2026
e,f
3,471,689
Federal National Mortgage
Association Discount Notes
10,600,000 3.595%, 6/1/2026
e,f
10,566,080
State Street Institutional U.S.
Government Money Market
Fund
331,267,831 3.596%
e
331,267,831

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  15.5% Value
U.S. Treasury Bills
1,000,000 3.609%, 5/28/2026
e
$ 997,323
700,000 3.602%, 6/11/2026
e
697,130
Total Short-Term Investments
(cost $378,587,993) 378,583,660
Total Investments (cost
$1,779,630,869) 100.2% $2,452,569,386
Other Assets and Liabilities, Net
(0.2%) (3,853,617)
Total Net Assets 100.0% $2,448,715,769
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $7,506,658 or 0.3% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 30, 2026:
Securities Lending Transactions
Common Stock $ 11,636,888
Total lending $11,636,888
Gross amount payable upon return of
collateral for securities loaned $12,172,433
Net amounts due to counterparty $535,545
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange-Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $728,389,289
Gross unrealized depreciation (48,830,395)
Net unrealized appreciation (depreciation) $679,558,894
Cost for federal income tax purposes $1,802,432,941

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 148,532,192 120,448,155 28,084,037 –
Consumer Discretionary 163,495,594 121,329,560 42,166,034 –
Consumer Staples 78,534,721 40,482,940 38,051,781 –
Energy 97,287,645 63,352,644 33,934,993 8
Financials 366,398,172 160,879,980 205,518,192 –
Health Care 187,042,977 112,727,128 74,315,849 –
Industrials 310,114,934 162,095,615 148,019,319 –
Information Technology 392,672,364 307,378,413 85,293,951 –
Materials 78,456,515 33,638,691 44,817,818 6
Real Estate 42,731,802 29,469,482 13,262,320 –
Utilities 74,761,781 47,882,613 26,879,168 –
Registered Investment Companies
U.S. Unaffiliated 22,173,884 22,173,884 – –
U.S. Affiliated 12,521,646 12,521,646 – –
Short-Term Investments 378,583,660 331,267,831 47,315,829 –
Subtotal Investments in Securities $2,353,307,887 $1,565,648,582 $787,659,291 $14
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 87,089,066
Collateral Held for Securities Loaned 12,172,433
Subtotal Other Investments $99,261,499
Total Investments at Value $2,452,569,386
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 46,433,419 46,433,419 – –
Total Asset Derivatives $46,433,419 $46,433,419 $– $–
Liability Derivatives
Futures Contracts 17,010,970 14,813,847 2,197,123 –
Total Liability Derivatives $17,010,970 $14,813,847 $2,197,123 $–

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $45,956,376 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 June 2026 $ 998,689 $ 124,431
CME E-mini S&P 500 Index 1,409 June 2026 473,727,583 36,594,605
CME E-mini S&P Mid-Cap 400 Index 17 June 2026 5,723,531 483,509
ICE mini MSCI EAFE Index 231 June 2026 33,797,420 1,385,035
ICE US mini MSCI Emerging Markets Index 949 June 2026 69,696,952 7,845,839
Total Futures Long Contracts $ 583,944,175 $ 46,433,419
CME E-mini Russell 2000 Index (664) June 2026 ( $ 83,224,778) ( $ 9,994,182)
CME Euro Foreign Exchange Currency (483) June 2026 (70,652,280) (348,720)
Eurex Euro STOXX 50 Index (1,036) June 2026 (68,909,023) (2,197,123)
ICE mini MSCI EAFE Index (580) June 2026 (83,865,955) (4,470,945)
Total Futures Short Contracts ( $ 306,652,036) ($17,010,970)
Total Futures Contracts $ 277,292,139 $29,422,449
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 46,433,419
Total Equity Contracts 46,433,419
Total Asset Derivatives $46,433,419
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 348,720
Total Foreign Exchange Contracts 348,720
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,662,250
Total Equity Contracts 16,662,250
Total Liability Derivatives $17,010,970
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 28,025
Total Return Swaps Net realized gains/(losses) on Swap agreements 45,730
Total Equity Contracts 73,755
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 850,536
Total Foreign Exchange Contracts 850,536
Total $924,291

Global Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (348,720)
Total Foreign Exchange Contracts (348,720)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 16,131,875
Total Equity Contracts 16,131,875
Total $15,783,155
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $562,582,938
Futures - Short (199,209,762)
Total Return Swaps - Long 11,006,452
Foreign Exchange Contracts
Futures - Short (46,591,603)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $73,516 $2,382 $– $87,089 6,225 3.6%
Small Cap Value ETF
1
10,482 1,240 – 12,522 408 0.5
Total Affiliated Registered Investment
Companies 83,998 99,611 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,778 95,695 101,301 12,172 12,172 0.5
Total Collateral Held for Securities Loaned 17,778 12,172 0.5
Total Value $101,776 $111,783
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $11,191 $– $2,382
Small Cap Value ETF
1
(0) 800 1,004 267
Total Income/Non Income Cash from Affiliated Investments $2,649
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total $0 $11,991 $1,004
1 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Government Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.5% Value
Asset-Backed Securities  4.4%
Access Group, Inc.
$ 170,633
4.260%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 170,285
Granite Edvance Corporation
124,521
4.969%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
125,330
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
336,482
1.650%,  3/25/2051, Ser.
2021-1 319,504
Missouri Higher Education Loan
Auth.
279,982
1.530%,  1/25/2061, Ser.
2021-1 258,936
Navient Student Loan Trust
347,047
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
291,580
Sunnova Hestia I Issuer, LLC
598,398
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
582,414
Sunnova Hestia II Issuer, LLC
266,601
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
256,682
Total 2,004,731
Collateralized Mortgage Obligations  14.0%
Federal Agricultural Mortgage
Corporation Mortgage Trust
719,601
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
587,191
104,744
5.163%,  8/1/2054, Ser.
2024-2, Class A
a,b,c
102,675
92,727
5.290%,  9/25/2054, Ser.
2025-2, Class A
a,b,c
92,099
Federal Home Loan Mortgage
Corporation - REMIC
59,711
4.000%,  1/25/2051, Ser.
5249, Class LA 59,009
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 416,331
245,822
5.000%,  2/25/2054, Ser.
5383, Class AZ 231,411
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 249,831
521,826
1.500%,  3/25/2050, Ser.
4982, Class JA 418,288
1,088,717
1.500%,  3/25/2051, Ser.
5092, Class IC
d
94,566
275,000
5.000%,  5/25/2055, Ser.
5537, Class KM 267,477
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 234,891
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 766,524
450,000
5.000%,  8/25/2054, Ser.
5446, Class EC 438,948
225,000
5.000%,  8/25/2055, Ser.
5569, Class BY 220,621
272,521
5.000%,  9/25/2054, Ser.
5473, Class HL 271,596
Principal
Amount Long-Term Fixed Income  99.5% Value
Collateralized Mortgage Obligations  14.0% -
continued
$ 325,000
5.000%,  9/25/2055, Ser.
5579, Class NY $ 312,096
8,413
2.000%,  1/15/2041, Ser.
4074, Class JA 8,329
Federal Home Loan Mortgage
Corporation - SCRT
311,655
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
249,516
Federal Home Loan Mortgage
Corporation - SLST
400,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
344,919
300,000
3.000%,  10/25/2035, Ser.
2025-2, Class A2
c
254,859
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
196,050
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
171,783
67,751
3.500%,  7/25/2046, Ser.
2016-SC01, Class 2A
c,e
59,885
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 443,746
75,168
4.000%,  7/25/2053, Ser.
2024-76, Class DA 74,362
Total 6,370,953
Commercial Mortgage-Backed Securities  4.7%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
4.421%,  5/25/2030, Ser.
K547, Class A2
b,c
401,783
250,000
4.320%,  9/25/2030, Ser.
K548, Class A2
b,c
250,185
200,000
4.165%,  11/25/2030, Ser.
K551, Class A2
b,c
198,715
400,000
4.070%,  12/25/2030, Ser.
K553, Class A2
b,c
395,812
400,000
4.220%,  12/25/2030, Ser.
K554, Class A2
b,c
398,725
475,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
471,618
Total 2,116,838
Mortgage-Backed Securities  19.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
299,137 5.500%,  2/1/2040 307,306
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
261,636 6.000%,  1/1/2055 274,170
280,606 4.500%,  2/1/2056 271,984
369,605 2.000%,  5/1/2051 300,400
381,268 4.000%,  5/1/2052 361,175
51,322 5.000%,  7/1/2053 51,130
82,946 3.500%,  9/1/2047 77,119

Government Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.5% Value
Mortgage-Backed Securities  19.3% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 95,659 2.500%,  7/1/2030 $ 92,710
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
466,119 2.000%,  3/1/2033 446,671
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
162,345 2.500%,  8/1/2032 160,016
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
422,835 3.500%,  5/1/2040 401,951
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
80,916 2.000%,  2/1/2051 65,765
69,399 2.000%,  2/1/2051 56,404
694,005 2.500%,  2/1/2051 593,890
403,351 5.500%,  4/1/2054 413,135
522,282 3.000%,  5/1/2051 468,343
550,000 2.500%,  5/1/2056
f
460,462
422,796 4.500%,  8/1/2052
f
409,033
343,771 6.000%,  8/1/2054 361,073
445,176 3.500%,  9/1/2052 409,826
105,553 2.000%,  11/1/2051 85,787
418,051 2.000%,  12/1/2050 339,929
619,960 4.500%,  12/1/2052 602,142
84,290 3.500%,  12/1/2047 78,501
240,000 4.000%,  5/1/2049
f
225,047
250,000 5.000%,  5/1/2049
f
246,273
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
795,030 2.500%,  3/1/2062 651,110
293,767 3.500%,  7/1/2061 264,179
320,601 4.000%,  12/1/2061 296,960
Total 8,772,491
U.S. Government & Agencies  57.1%
U.S. Treasury Bonds
1,625,000 4.750%,  2/15/2056 1,564,570
375,000 4.375%,  5/15/2040 361,641
700,000 4.625%,  2/15/2046 668,500
U.S. Treasury Notes
2,525,000 3.375%,  2/29/2028 2,502,906
5,375,000 3.500%,  2/15/2029 5,317,051
7,650,000 3.875%,  3/31/2031 7,599,199
6,450,000 4.250%,  3/31/2033 6,468,141
1,500,000 4.125%,  2/15/2036 1,468,359
Total 25,950,367
Total Long-Term Fixed Income
(cost $45,772,530) 45,215,380
Shares or
Principal
Amount Short-Term Investments 3.2% Value
Federal Home Loan Bank Discount
Notes
100,000 3.625%, 6/17/2026
g,h
$ 99,520
State Street Institutional U.S.
Government Money Market
Fund
1,369,035 3.596%
g
1,369,035
Total Short-Term Investments
(cost $1,468,562) 1,468,555
Total Investments (cost
$47,241,092) 102.7% $46,683,935
Other Assets and Liabilities, Net
(2.7%) (1,248,841)
Total Net Assets 100.0% $45,435,094
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $2,082,927 or 4.6% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
e To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $148,404
Gross unrealized depreciation (723,825)
Net unrealized appreciation (depreciation) ($575,421)
Cost for federal income tax purposes $47,240,540
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,004,731 – 2,004,731 –
Collateralized Mortgage Obligations 6,370,953 – 6,370,953 –
Commercial Mortgage-Backed Securities 2,116,838 – 2,116,838 –
Mortgage-Backed Securities 8,772,491 – 8,772,491 –
U.S. Government & Agencies 25,950,367 – 25,950,367 –
Short-Term Investments 1,468,555 1,369,035 99,520 –
Subtotal Investments in Securities $46,683,935 $1,369,035 $45,314,900 $–
Total Investments at Value $46,683,935
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 18,816 18,816 – –
Total Liability Derivatives $18,816 $18,816 $– $–
The following table presents Government Bond Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $99,520 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 16 June 2026 $ 3,332,816 ( $ 18,816)
Total Futures Long Contracts $ 3,332,816 ( $ 18,816)
Total Futures Contracts $ 3,332,816 ($18,816)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 18,816
Total Interest Rate Contracts 18,816
Total Liability Derivatives $18,816
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (7,504)
Total Interest Rate Contracts (7,504)
Total ($7,504)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,368)
Total Interest Rate Contracts (11,368)
Total ($11,368)
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $4,218,316
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $2,700 $1,000 $3,700 $– – –%
Total Affiliated Short-Term Investments 2,700 – –
Total Value $2,700 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $– $– $– $3
Total Income/Non Income Cash from Affiliated Investments $3
Total $– $– $–

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.3%
a
Value
Basic Materials 0.4%
Chemours Company, Term Loan
$ 867,825
7.152%,  (TSFR1M +
3.500%), 10/15/2032
b
$ 864,571
Grinding Media, Inc., Term Loan
1,307,739
7.173%,  (TSFR3M +
3.500%), 10/12/2028
b,c
1,307,739
Natgasoline, LLC, Term Loan
1,574,401
9.173%,  (TSFR3M +
5.500%), 3/29/2030
b
1,583,580
Total 3,755,890
Capital Goods 0.4%
Azorra SOAR TLB Finance, Ltd.,
Term Loan
957,577
6.174%,  (TSFR3M +
2.500%), 10/18/2029
b
961,168
Columbus McKinnon Corporation/
NY, Term Loan
1,059,629
7.200%,  (TSFR3M +
3.500%), 2/3/2033
b
1,060,074
TransDigm, Inc., Term Loan
1,293,500
6.152%,  (TSFR1M +
2.500%), 8/19/2032
b
1,295,350
Total 3,316,592
Communications Services 0.6%
Cable One, Inc., Term Loan
970,000
0.000%,  (TSFR1M +
2.000%), 5/3/2028
b,d,e
916,049
Cengage Learning, Inc., Term
Loan
1,346,915
6.654%,  (TSFR1M +
3.000%), 3/24/2031
b
1,317,728
DIRECTV Financing, LLC, Term
Loan
1,139,286
9.175%,  (TSFR3M +
5.250%), 8/2/2029
b
1,141,245
E.W. Scripps Company, Term Loan
901,881
7.126%,  (TSFR1M +
3.350%), 11/30/2029
b
885,720
Gray Media, Inc., Term Loan
465,567
6.779%,  (TSFR1M +
3.000%), 12/1/2028
b
466,777
Total 4,727,519
Consumer Cyclical 0.3%
Evergreen AcqCo 1, LP, Term Loan
834,917
6.686%,  (TSFR3M +
3.000%), 9/17/2032
b
835,443
Marriott Ownership Resorts, Inc.,
Term Loan
908,813
5.902%,  (TSFR1M +
2.250%), 4/1/2031
b
909,094
Six Flags Entertainment
Corporation, Term Loan
450,967
5.652%,  (TSFR1M +
2.000%), 5/1/2031
b
447,490
Total 2,192,027
Principal
Amount Bank Loans  2.3%
a
Value
Consumer Non-Cyclical 0.2%
B&G Foods, Inc., Term Loan
$ 1,295,275
7.152%,  (TSFR1M +
3.500%), 10/10/2029
b
$ 1,245,899
Modivcare Buyer, LLC, Term Loan
101,423
8.701%,  (TSFR3M +
5.000%), 12/29/2030
b
89,759
Total 1,335,658
Financials 0.2%
Acrisure, LLC, Term Loan
225,572
6.652%,  (TSFR1M +
3.000%), 11/6/2030
b
221,625
Jupiter Borrower, Inc., Term Loan
610,000
0.000%,  (TSFR1M +
2.750%), 3/25/2033
b,d,e
611,525
Lockton, Inc., Term Loan
490,000
0.000%,  (TSFR1M +
2.000%), 4/23/2033
b,c,d,e
490,612
Total 1,323,762
Technology 0.1%
McAfee Corporation, Term Loan
643,484
6.652%,  (TSFR1M +
3.000%), 3/1/2029
b
565,461
Total 565,461
Transportation 0.1%
Genesee & Wyoming, Inc., Term
Loan
1,294,290
5.450%,  (TSFR3M +
1.750%), 4/10/2031
b
1,295,067
Total 1,295,067
Total Bank Loans
(cost $18,564,684) 18,511,976
Principal
Amount Long-Term Fixed Income 91.4% Value
Basic Materials 4.9%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,c,f,g
3
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
h
567,134
Alumina, Pty. Ltd.
216,000 6.125%,  3/15/2030
h
220,787
649,000 6.375%,  9/15/2032
h
667,276
Avient Corporation
1,690,000 6.250%,  11/1/2031
h
1,714,544
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
h
962,587
Carpenter Technology Corporation
440,000 5.625%,  3/1/2034
h
440,265
Cascades, Inc./Cascades USA,
Inc.
1,303,000 6.750%,  7/15/2030
h
1,315,900
Celanese US Holdings, LLC
1,114,000 6.500%,  4/15/2030
i
1,139,537

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Basic Materials 4.9% - continued
Cerdia Finanz GmbH
$ 1,668,000 9.375%,  10/3/2031
h
$ 1,597,110
Chemours Company
1,370,000 4.625%,  11/15/2029
h
1,314,087
970,000 7.875%,  3/15/2034
h
991,940
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
h
1,006,806
1,090,000 4.875%,  3/1/2031
h
1,004,552
2,265,000 7.000%,  3/15/2032
h
2,263,588
CVR Partners, LP/CVR Nitrogen
Finance Corporation
433,000 6.125%,  6/15/2028
h
432,708
First Quantum Minerals, Ltd.
1,810,000 8.000%,  3/1/2033
h
1,901,839
1,300,000 7.250%,  2/15/2034
h
1,336,551
FMC Corporation
1,190,000 8.450%,  11/1/2055
b
788,653
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
385,000 9.000%,  7/1/2028
h
384,851
INEOS Finance plc
1,856,000 7.500%,  4/15/2029
h,i
1,832,992
Magnera Corporation
2,073,000 7.250%,  11/15/2031
h,i
1,940,919
Methanex Corporation
195,000 5.650%,  12/1/2044 177,307
Methanex US Operations, Inc.
1,173,000 6.250%,  3/15/2032
h
1,207,071
Mineral Resources, Ltd.
863,000 9.250%,  10/1/2028
h
895,700
260,000 7.000%,  4/1/2031
h
269,872
360,000 6.000%,  5/1/2032
h
357,209
360,000 6.250%,  5/1/2034
h
355,474
Novelis Corporation
2,290,000 4.750%,  1/30/2030
h
2,193,781
Olympus Water US Holding
Corporation
970,000 7.250%,  2/15/2033
h
948,120
Qnity Electronics, Inc.
1,730,000 5.750%,  8/15/2032
h
1,746,644
Solstice Advanced Materials, Inc.
870,000 5.625%,  9/30/2033
h
865,366
SunCoke Energy, Inc.
1,469,000 4.875%,  6/30/2029
h
1,354,325
Taseko Mines, Ltd.
1,724,000 8.250%,  5/1/2030
h
1,804,762
United States Steel Corporation
1,300,000 6.875%,  3/1/2029 1,301,723
Veritiv Operating Company
651,000 10.500%,  11/30/2030
h
686,007
WR Grace Holdings, LLC
1,120,000 6.625%,  8/15/2032
h
1,111,684
960,000 7.000%,  8/1/2033
h
953,606
Total 40,053,280
Capital Goods 9.8%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
h
634,574
Principal
Amount Long-Term Fixed Income  91.4% Value
Capital Goods 9.8% - continued
Abengoa Abenewco 2 Bis SA
$ 3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
$ 17,250
Advanced Drainage Systems, Inc.
240,000 5.375%,  3/1/2034
h
236,608
AECOM
2,230,000 6.000%,  8/1/2033
h
2,248,204
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,235,000 7.000%,  5/21/2030
h
2,308,755
AmeriTex HoldCo Intermediate,
LLC
220,000 7.625%,  8/15/2033
h
228,688
Amsted Industries, Inc.
1,640,000 4.625%,  5/15/2030
h
1,590,009
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
1,050,000 4.000%,  9/1/2029
h,i
982,710
983,000 6.250%,  1/30/2031
h
989,690
ATI, Inc.
744,000 7.250%,  8/15/2030 774,859
Axon Enterprise, Inc.
520,000 6.125%,  3/15/2030
h
531,708
520,000 6.250%,  3/15/2033
h
533,604
Bombardier, Inc.
1,500,000 7.000%,  6/1/2032
h
1,565,766
651,000 6.750%,  6/15/2033
h
678,800
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,676,000 7.500%,  2/1/2032
h
1,703,317
Builders FirstSource, Inc.
865,000 5.000%,  3/1/2030
h
846,499
1,446,000 6.750%,  5/15/2035
h
1,460,285
CANPACK Group, Inc./CANPACK
SA
850,000 6.000%,  5/15/2031
h
850,397
CANPACK SA/CANPACK US, LLC
1,353,000 3.875%,  11/15/2029
h
1,280,005
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
h
2,107,406
Clean Harbors, Inc.
1,180,000 5.125%,  7/15/2029
h
1,171,144
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
h
879,932
1,346,000 8.750%,  4/15/2030
h
1,221,261
1,295,000 6.750%,  4/15/2032
h
1,218,358
Columbus McKinnon Corporation/
NY
1,200,000 7.125%,  2/1/2033
h
1,206,846
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
h
1,657,498
EquipmentShare.com, Inc.
330,000 8.625%,  5/15/2032
h
349,986
ESAB Corporation
480,000 5.625%,  4/1/2031
h
484,420
GFL Environmental Holdings US,
Inc.
1,400,000 5.500%,  2/1/2034
h
1,377,150

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Capital Goods 9.8% - continued
GFL Environmental, Inc.
$ 1,925,000 4.000%,  8/1/2028
h
$ 1,881,296
Herc Holdings, Inc.
885,000 6.625%,  6/15/2029
h
906,814
1,968,000 7.000%,  6/15/2030
h
2,047,454
457,000 7.250%,  6/15/2033
h
478,584
Installed Building Products, Inc.
336,000 5.625%,  2/1/2034
h
334,333
Madison IAQ, LLC
960,000 5.875%,  6/30/2029
h
957,402
Mauser Packaging Solutions
Holding Company
1,631,000 9.250%,  4/15/2030
h
1,554,443
MIWD Holdco II, LLC
1,488,000 5.500%,  2/1/2030
h,i
1,372,777
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
h
886,265
Nesco Holdings II, Inc.
1,255,000 5.500%,  4/15/2029
h
1,248,741
New Enterprise Stone and Lime
Company, Inc.
1,423,000 5.250%,  7/15/2028
h
1,410,682
OI European Group BV
2,096,000 4.750%,  2/15/2030
h
1,946,063
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
h
1,094,116
543,000 7.375%,  6/1/2032
h,i
513,037
Quikrete Holdings, Inc.
2,785,000 6.750%,  3/1/2033
h
2,824,170
QXO Building Products, Inc.
1,945,000 6.750%,  4/30/2032
h
1,983,979
Resideo Funding, Inc.
1,650,000 6.500%,  7/15/2032
h
1,665,173
Reworld Holding Corporation
781,000 4.875%,  12/1/2029
h
746,445
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
h
1,215,385
Sensata Technologies BV
1,033,000 4.000%,  4/15/2029
h
1,003,192
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
h
355,762
Smyrna Ready Mix Concrete, LLC
1,972,000 8.875%,  11/15/2031
h
2,064,806
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,729,231
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
h
596,512
Standard Building Solutions, Inc.
1,185,000 6.500%,  8/15/2032
h
1,196,708
1,740,000 6.250%,  8/1/2033
h
1,738,885
440,000 5.875%,  3/15/2034
h
428,946
Sword Purchaser, LLC
730,000 8.250%,  4/15/2033
h
746,905
Synergy Infrastructure Holdings,
LLC
550,000 7.875%,  12/1/2030
h
577,447
TransDigm, Inc.
713,000 6.750%,  8/15/2028
h
722,631
2,155,000 7.125%,  12/1/2031
h
2,233,162
Principal
Amount Long-Term Fixed Income  91.4% Value
Capital Goods 9.8% - continued
$ 1,049,000 6.625%,  3/1/2032
h
$ 1,078,050
1,930,000 6.750%,  1/31/2034
h
1,982,681
1,090,000 6.125%,  7/31/2034
h
1,091,199
Trivium Packaging Finance BV
1,006,000 8.250%,  7/15/2030
h
1,048,945
430,000 12.250%,  1/15/2031
h
468,820
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,619,325
Waste Pro USA, Inc.
905,000 7.000%,  2/1/2033
h
921,928
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
h
630,575
680,000 6.375%,  3/15/2029
h
693,386
120,000 5.250%,  4/15/2031
h
119,925
276,000 6.625%,  3/15/2032
h
285,844
240,000 5.500%,  4/15/2034
h
239,383
Total 79,777,136
Communications Services 12.5%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
h,i
895,842
Altice France SA
786,631 6.500%,  4/15/2032
h
773,680
2,550,230 6.875%,  7/15/2032
h
2,508,558
AMC Global Media, Inc.
1,645,000 10.500%,  7/15/2032
h
1,695,780
Cable One, Inc.
870,000 4.000%,  11/15/2030
h,i
606,650
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
h
1,208,645
2,650,000 5.375%,  6/1/2029
h
2,607,229
4,145,000 4.750%,  3/1/2030
h
3,929,167
1,414,000 4.250%,  2/1/2031
h
1,284,283
901,000 7.000%,  2/1/2033
h
888,146
1,202,000 7.375%,  2/1/2036
h,i
1,178,392
Clear Channel Outdoor Holdings,
Inc.
1,008,000 7.500%,  6/1/2029
h
1,009,855
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
h
668,932
733,000 11.750%,  1/31/2029
h
524,892
1,138,000 6.500%,  2/1/2029
h
708,459
1,034,000 4.125%,  12/1/2030
h,i
615,605
Deluxe Corporation
2,077,000 8.125%,  9/15/2029
h
2,165,960
DIRECTV Financing, LLC
2,645,000 8.875%,  2/1/2030
h
2,693,858
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
h
4,116,052
Discovery Global Holdings, Inc.
430,000 4.054%,  3/15/2029 418,489
2,060,000 4.279%,  3/15/2032 1,865,804
1,080,000 5.050%,  3/15/2042 770,612
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
h
1,009,304
2,660,000 5.750%,  12/1/2028
h
2,613,424
1,162,000 5.125%,  6/1/2029
i
1,069,967
DISH Network Corporation
1,476,000 11.750%,  11/15/2027
h
1,523,675

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Communications Services 12.5% - continued
EchoStar Corporation
$ 2,063,000 10.750%,  11/30/2029 $ 2,239,907
FiberCop SPA
1,585,000 6.000%,  9/30/2034
h
1,519,944
Frontier Communications
Holdings, LLC
980,000 5.000%,  5/1/2028
h
980,000
510,000 8.750%,  5/15/2030
h
521,778
Getty Images, Inc.
1,120,000 10.500%,  11/15/2030
h
992,995
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
h
948,122
1,130,000 7.250%,  8/15/2033
h
1,150,620
iHeartCommunications, Inc.
401,850 9.125%,  5/1/2029
h
402,599
Iliad Holding SAS
1,463,000 8.500%,  4/15/2031
h
1,552,107
1,169,000 7.000%,  4/15/2032
h
1,186,832
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
h
1,164,083
2,845,000 6.875%,  6/30/2033
h
2,936,131
970,000 7.000%,  3/31/2034
h
1,006,110
2,270,000 8.500%,  1/15/2036
h
2,431,195
McGraw-Hill Education, Inc.
1,419,000 5.750%,  8/1/2028
h
1,408,235
1,487,000 8.000%,  8/1/2029
h
1,487,516
Nexstar Media, Inc.
657,000 4.750%,  11/1/2028
h
647,316
2,422,000 6.500%,  9/15/2033
h
2,440,640
1,454,000 7.250%,  4/15/2034
h
1,463,285
Oak-Eagle Acquireco, Inc.
1,584,607 7.250%,  7/1/2033
h
1,632,804
1,578,000 8.750%,  7/1/2034
h
1,642,109
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,440,000 4.625%,  3/15/2030
h
1,401,142
Playtika Holding Corporation
1,150,000 4.250%,  3/15/2029
h
990,599
Rogers Communications, Inc.
540,000 7.000%,  4/15/2055
b
551,173
Sable International Finance, Ltd.
1,128,000 7.125%,  10/15/2032
h
1,125,527
Scripps Escrow II, Inc.
1,120,000 3.875%,  1/15/2029
h,i
1,061,242
Sinclair Television Group, Inc.
985,000 8.125%,  2/15/2033
h
1,020,036
Sirius XM Radio, LLC
1,326,000 4.000%,  7/15/2028
h
1,287,688
860,000 3.875%,  9/1/2031
h,i
778,517
480,000 5.875%,  4/15/2032
h
471,980
Snap, Inc.
650,000 6.875%,  3/15/2034
h
629,117
Telenet Finance Luxembourg
Notes SARL
2,400,000 5.500%,  3/1/2028
h
2,372,235
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
h
1,174,477
1,293,000 6.500%,  2/15/2029
h
1,270,393
Principal
Amount Long-Term Fixed Income  91.4% Value
Communications Services 12.5% - continued
$ 650,000 8.625%,  6/15/2032
h,i
$ 680,293
360,000 8.625%,  6/15/2032
h
376,778
Uniti Services, LLC
980,000 7.500%,  10/15/2033
h
1,031,799
Univision Communications, Inc.
1,388,000 4.500%,  5/1/2029
h
1,324,306
1,100,000 8.500%,  7/31/2031
h
1,116,390
870,000 9.375%,  8/1/2032
h
900,318
849,000 8.875%,  4/15/2033
h
853,627
Viasat, Inc.
1,387,000 6.500%,  7/15/2028
h
1,381,550
Virgin Media Finance plc
2,030,000 5.000%,  7/15/2030
h
1,711,140
Virgin Media O2 Vendor Financing
Notes VI DAC
960,000 8.500%,  3/15/2033
h
861,647
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
h
1,757,020
VZ Secured Financing BV
1,830,000 5.000%,  1/15/2032
h
1,603,578
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
2,621,000 8.250%,  10/1/2031
h
2,772,226
Zegona Finance plc
1,340,000 8.625%,  7/15/2029
h
1,401,740
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
h
707,900
Total 101,720,026
Consumer Cyclical 16.3%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
h
2,365,033
1,385,000 4.000%,  10/15/2030
h
1,317,631
Adient Global Holdings, Ltd.
1,405,000 7.500%,  2/15/2033
h,i
1,437,236
Advance Auto Parts, Inc.
1,027,000 7.000%,  8/1/2030
h
1,059,429
652,000 7.375%,  8/1/2033
h,i
672,753
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,245,000 6.000%,  6/1/2029
h,i
1,235,368
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
h
1,158,306
700,000 4.625%,  6/1/2028
h
689,533
Allison Transmission, Inc.
1,462,000 3.750%,  1/30/2031
h
1,373,713
American Axle & Manufacturing,
Inc.
1,183,000 5.000%,  10/1/2029
i
1,149,511
1,990,000 7.750%,  10/15/2033
h
1,942,892
Arches Buyer, Inc.
1,903,000 6.125%,  12/1/2028
h,i
1,850,177
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
h
441,108
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
h
670,017
1,506,000 4.625%,  4/1/2030
h
1,433,857

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Cyclical 16.3% - continued
Bath & Body Works, Inc.
$ 650,000 6.950%,  3/1/2033 $ 631,674
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
985,000 9.500%,  7/1/2032
h
859,132
Beach Acquisition Bidco, LLC
642,969
0.000%,PIK 10.750%,
7/15/2033
h,j
707,272
Bloomin' Brands, Inc./OSI
Restaurant Partners, LLC
1,270,000 5.125%,  4/15/2029
h,i
1,144,506
Boyd Gaming Corporation
1,175,000 4.750%,  6/15/2031
h
1,132,437
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
880,000 5.750%,  1/15/2033
h
862,831
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
h
1,052,750
885,000 4.875%,  2/15/2030
h
829,715
Caesars Entertainment, Inc.
1,722,000 4.625%,  10/15/2029
h
1,662,044
1,570,000 7.000%,  2/15/2030
h
1,593,870
Carnival Corporation
870,000 5.125%,  5/1/2029
h
867,393
2,650,000 5.750%,  8/1/2032
h
2,663,324
Carriage Services, Inc.
960,000 4.250%,  5/15/2029
h
929,412
Carvana Company
1,671,582
9.000%,PIK 0.000%,
6/1/2030
h,j
1,738,869
1,335,100
9.000%,PIK 0.000%,
6/1/2031
h,j
1,476,950
Churchill Downs, Inc.
609,000 6.750%,  5/1/2031
h
622,896
Cyprium Corporation/Cyprium
Holdings Luxembourg SARL
960,000 6.125%,  4/15/2031
h
966,628
Dream Finders Homes, Inc.
1,380,000 6.875%,  9/15/2030
h
1,353,311
Flutter Treasury DAC
271,000 5.875%,  6/4/2031
h
269,986
Ford Motor Company
1,494,000 3.250%,  2/12/2032 1,310,956
Forestar Group, Inc.
1,665,000 6.500%,  3/15/2033
h
1,675,078
FORVIA SE
865,000 8.000%,  6/15/2030
h,i
909,836
1,080,000 6.750%,  9/15/2033
h,i
1,083,075
Gap, Inc.
1,141,000 3.625%,  10/1/2029
h
1,076,506
Garda World Security Corporation
960,000 6.000%,  6/1/2029
h
940,725
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,225,000 7.750%,  5/31/2032
h
1,278,978
General Motors Financial
Company, Inc.
1,794,000 5.750%,  9/30/2027
b,k
1,778,562
Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Cyclical 16.3% - continued
Genting New York, LLC/GENNY
Capital, Inc.
$ 1,131,000 7.250%,  10/1/2029
h
$ 1,148,524
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
2,105,000 8.750%,  1/15/2032
h
1,936,422
Goodyear Tire & Rubber Company
1,515,000 5.000%,  7/15/2029 1,453,288
Hilton Domestic Operating
Company, Inc.
748,000 4.875%,  1/15/2030 742,515
962,000 3.625%,  2/15/2032
h
880,695
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,120,000 5.000%,  6/1/2029
h
1,083,892
IHO Verwaltungs GmbH
980,000
7.375%,PIK 8.125%,
5/15/2033
h,j
996,835
Jacobs Entertainment, Inc.
1,422,000 6.750%,  2/15/2029
h
1,393,560
K Hovnanian Enterprises, Inc.
540,000 8.000%,  4/1/2031
h
544,509
KB Home
942,000 6.875%,  6/15/2027 951,355
877,000 4.000%,  6/15/2031 811,957
Kingpin Intermediate Holdings,
LLC
1,120,000 7.250%,  10/15/2032
h,i
937,617
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,329,002
689,000 6.875%,  11/1/2035 679,669
Life Time, Inc.
1,170,000 6.000%,  11/15/2031
h
1,187,694
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
h
607,534
1,300,000 6.250%,  10/1/2033
h
1,289,226
Lindblad Expeditions, LLC
1,590,000 7.000%,  9/15/2030
h
1,633,378
Lithia Motors, Inc.
870,000 4.625%,  12/15/2027
h
865,890
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
h
726,821
Macy's Retail Holdings, LLC
650,000 7.375%,  8/1/2033
h
677,052
720,000 6.375%,  3/15/2037 660,673
970,000 5.125%,  1/15/2042 733,445
870,000 4.300%,  2/15/2043 583,524
Marriott Ownership Resorts, Inc.
3,600,000 6.500%,  10/1/2033
h
3,461,561
Match Group Holdings II, LLC
1,665,000 6.125%,  9/15/2033
h
1,645,098
Mattamy Group Corporation
1,555,000 4.625%,  3/1/2030
h
1,485,048
550,000 6.000%,  12/15/2033
h
528,036
Melco Resorts Finance, Ltd.
1,201,000 5.375%,  12/4/2029
h
1,172,978
625,000 7.625%,  4/17/2032
h
644,577
320,000 6.500%,  9/24/2033
h
316,558
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
h
227,808

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Cyclical 16.3% - continued
MGM Resorts International
$ 1,201,000 6.125%,  9/15/2029 $ 1,216,758
Michaels Companies, Inc.
961,000 8.500%,  3/15/2033
h
949,035
1,448,000 11.000%,  3/15/2034
h,i
1,397,325
Millrose Properties, Inc.
1,800,000 6.375%,  8/1/2030
h
1,822,975
440,000 6.250%,  9/15/2032
h
441,928
Muvico, LLC
1,130,209
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,178,718
NCL Corporation, Ltd.
2,785,000 5.875%,  1/15/2031
h
2,710,697
1,852,000 6.750%,  2/1/2032
h
1,842,914
1,080,000 6.250%,  9/15/2033
h
1,045,258
Nissan Motor Acceptance
Company, LLC
1,300,000 5.625%,  9/29/2028
h
1,292,761
1,180,000 6.125%,  9/30/2030
h
1,162,164
Penn Entertainment, Inc.
750,000 4.125%,  7/1/2029
h,i
713,819
970,000 6.750%,  4/1/2031
h
961,993
Petco Health and Wellness
Company, Inc.
720,000 8.250%,  2/1/2031
h
727,111
PetSmart, LLC/PetSmart Finance
Corporation
2,960,000 7.500%,  9/15/2032
h
2,997,292
650,000 10.000%,  9/15/2033
h
656,549
Phinia, Inc.
657,000 6.625%,  10/15/2032
h
673,116
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,595,000 3.375%,  8/31/2027
h
1,563,931
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
h
227,698
1,344,000 9.750%,  4/15/2029
h
1,474,383
650,000 8.125%,  12/15/2029
b,h,k
663,989
Raven Acquisition Holdings, LLC
1,150,000 6.875%,  11/15/2031
h
1,138,387
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
h
804,497
Risewell Homes, Inc.
430,000 8.500%,  11/1/2030
h
439,341
S&S Holdings, LLC
1,304,000 8.375%,  10/1/2031
h
1,199,841
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
1,653,000 5.250%,  7/15/2029 1,590,259
Staples, Inc.
1,108,000 10.750%,  9/1/2029
h
1,059,081
Station Casinos, LLC
480,000 4.500%,  2/15/2028
h
472,536
1,074,000 4.625%,  12/1/2031
h,i
1,010,904
Taylor Morrison Communities, Inc.
545,000 5.750%,  11/15/2032
h
550,821
Tenneco, Inc.
1,507,000 8.000%,  11/17/2028
h
1,524,906
Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Cyclical 16.3% - continued
Vail Resorts, Inc.
$ 560,000 5.625%,  7/15/2030
h
$ 556,662
VF Corporation
400,000 2.950%,  4/23/2030 362,924
650,000 6.000%,  10/15/2033
i
651,609
Victoria's Secret & Company
1,189,000 4.625%,  7/15/2029
h
1,145,458
Viking Cruises, Ltd.
1,743,000 5.875%,  10/15/2033
h
1,747,429
Wayfair, LLC
825,000 7.750%,  9/15/2030
h
856,007
Wyndham Hotels & Resorts, Inc.
480,000 5.625%,  3/1/2033
h
474,988
Wynn Macau, Ltd.
1,900,000 6.750%,  2/15/2034
h
1,904,122
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
2,890,000 7.125%,  2/15/2031
h
3,058,782
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
h
765,372
1,485,000 6.750%,  4/23/2030
h
1,475,204
960,000 6.875%,  4/23/2032
h
939,421
Total 133,000,986
Consumer Non-Cyclical 11.0%
1261229 B.C., Ltd.
3,728,000 10.000%,  4/15/2032
h
3,850,196
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
h
636,041
830,000 7.375%,  3/15/2033
h,i
849,000
AdaptHealth, LLC
3,002,000 4.625%,  8/1/2029
h
2,906,944
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
440,000 5.500%,  3/31/2031
h
437,556
720,000 5.625%,  3/31/2032
h
710,292
300,000 6.250%,  3/15/2033
h
302,662
2,150,000 5.750%,  3/31/2034
h
2,093,063
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
h
427,455
Bausch Health Americas, Inc.
970,000 8.500%,  1/31/2027
h
965,150
Bausch Health Companies, Inc.
1,678,000 4.875%,  6/1/2028
h
1,576,196
BellRing Brands, Inc.
1,174,000 7.000%,  3/15/2030
h
1,192,191
BioMarin Pharmaceutical, Inc.
1,440,000 5.500%,  2/15/2034
h
1,429,874
Champ Acquisition Corporation
970,000 8.375%,  12/1/2031
h
1,021,875
CHS/Community Health Systems,
Inc.
963,000 6.125%,  4/1/2030
h,i
853,752
2,176,000 4.750%,  2/15/2031
h,i
2,036,051
760,000 10.875%,  1/15/2032
h
816,232
1,730,000 9.750%,  1/15/2034
h
1,784,340
Concentra Health Services, Inc.
841,000 6.875%,  7/15/2032
h
871,521

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Non-Cyclical 11.0% - continued
CVS Health Corporation
$ 1,121,000 7.000%,  3/10/2055
b
$ 1,163,057
DaVita, Inc.
2,091,000 6.875%,  9/1/2032
h
2,158,311
Embecta Corporation
1,606,000 5.000%,  2/15/2030
h,i
1,508,783
Encompass Health Corporation
923,000 4.500%,  2/1/2028 915,844
Endo Finance Holdings, LP
1,865,000 8.500%,  4/15/2031
h,i
1,976,993
Energizer Holdings, Inc.
1,200,000 4.375%,  3/31/2029
h
1,154,366
1,145,000 6.000%,  9/15/2033
h,i
1,094,967
Fiesta Purchaser, Inc.
1,127,000 9.625%,  9/15/2032
h
1,165,511
Genmab AS/Genmab Finance,
LLC
1,760,000 6.250%,  12/15/2032
h
1,806,200
330,000 7.250%,  12/15/2033
h
344,080
Grifols SA
1,262,000 4.750%,  10/15/2028
h
1,244,312
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,017,000 4.875%,  6/1/2029
h,i
1,896,601
970,000 7.750%,  5/1/2033
h
990,754
HNI Corporation
970,000 5.125%,  1/18/2029
h
957,991
Industrial F&B Investments III, Inc.
904,000 7.750%,  2/11/2033
h
913,498
Insulet Corporation
606,000 6.500%,  4/1/2033
h
618,604
IQVIA, Inc.
1,736,000 6.250%,  6/1/2032
h
1,767,935
Jazz Securities DAC
870,000 4.375%,  1/15/2029
h
850,850
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
h
598,965
610,000 7.125%,  4/30/2033
h
617,562
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
h
609,377
LifePoint Health, Inc.
1,564,000 5.375%,  1/15/2029
h,i
1,508,502
642,000 9.875%,  8/15/2030
h
680,646
918,000 10.000%,  6/1/2032
h,i
939,573
Medline Borrower, LP
1,885,000 5.250%,  10/1/2029
h
1,875,972
Newell Brands, Inc.
260,000 6.375%,  9/15/2027 261,792
676,000 6.625%,  9/15/2029
i
675,536
2,620,000 6.375%,  5/15/2030
i
2,566,043
650,000 6.625%,  5/15/2032
i
631,009
Organon & Company/Organon
Foreign Debt Co-Issuer BV
500,000 4.125%,  4/30/2028
h
493,493
977,000 5.125%,  4/30/2031
h
970,793
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
h
1,062,576
1,315,000 6.125%,  9/15/2032
h
1,332,976
Principal
Amount Long-Term Fixed Income  91.4% Value
Consumer Non-Cyclical 11.0% - continued
Perrigo Finance Unlimited
Company
$ 718,000 4.900%,  6/15/2030 $ 681,005
1,939,000 6.125%,  9/30/2032 1,824,537
Post Holdings, Inc.
1,965,000 4.500%,  9/15/2031
h
1,847,372
1,340,000 6.250%,  10/15/2034
h
1,322,797
1,310,000 6.500%,  3/15/2036
h
1,301,388
Prime Healthcare Services, Inc.
2,507,000 9.375%,  9/1/2029
h
2,599,694
Radiology Partners, Inc.
825,000 8.500%,  7/15/2032
h
820,281
Simmons Foods, Inc.
2,480,000 4.625%,  3/1/2029
h
2,392,774
Sotera Health Holdings, LLC
1,128,000 7.375%,  6/1/2031
h
1,172,490
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
h
148,720
Star Parent, Inc.
2,400,000 9.000%,  10/1/2030
h
2,514,130
Surgery Center Holdings, Inc.
1,780,000 7.250%,  4/15/2032
h,i
1,775,248
TEAM Services Holding, Inc.
1,450,000 9.000%,  2/15/2033
h,i
1,450,623
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,464,880
845,000 6.750%,  5/15/2031 868,293
1,416,000 5.500%,  11/15/2032
h
1,412,388
218,000 6.000%,  11/15/2033
h
220,341
US Acute Care Solutions, LLC
1,682,000 9.750%,  5/15/2029
h
1,589,553
Whirlpool Corporation
430,000 6.125%,  6/15/2030 421,673
Total 89,942,050
Energy 11.0%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
h
598,611
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
h
1,554,421
Archrock Services, LP/Archrock
Partners Finance Corporation
960,000 6.000%,  2/1/2034
h
966,255
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,120,000 6.625%,  7/15/2033
h
1,150,685
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
h
710,507
Borr IHC, Ltd./Borr Finance, LLC
994,513 10.000%,  11/15/2028
h
1,038,966
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
h
810,463
868,000 6.750%,  2/1/2030
h
897,933
California Resources Corporation
259,000 8.250%,  6/15/2029
h
270,070
745,000 7.000%,  1/15/2034
h,i
760,221

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Energy 11.0% - continued
Caturus Energy, LLC
$ 243,000 7.125%,  5/15/2031
h
$ 243,670
CNX Resources Corporation
332,000 7.375%,  1/15/2031
h
342,209
360,000 5.875%,  3/1/2034
h
357,115
Comstock Resources, Inc.
2,805,000 5.875%,  1/15/2030
h
2,717,044
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,465,000 5.500%,  6/15/2031
h
2,434,956
Crescent Energy Finance, LLC
646,000 7.750%,  7/31/2029
h
650,038
1,089,000 7.625%,  4/1/2032
h
1,121,318
1,320,000 7.875%,  4/15/2032
h
1,368,451
438,000 7.375%,  1/15/2033
h
448,272
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
h
851,377
1,640,000 7.375%,  6/30/2033
h
1,692,552
Energy Transfer, LP
1,945,000 6.500%,  2/15/2056
b
1,950,242
Excelerate Energy, LP
609,000 8.000%,  5/15/2030
h
645,838
Genesis Energy LP/Genesis
Energy Finance Corporation
2,405,000 7.875%,  5/15/2032
i
2,521,361
600,000 6.750%,  3/15/2034 604,331
Global Partners, LP/GLP Finance
Corporation
330,000 7.125%,  7/1/2033
h
338,197
Harvest Midstream I, LP
2,649,000 7.500%,  9/1/2028
h
2,666,454
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
h
1,139,582
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
h
663,587
1,810,000 6.000%,  2/1/2031
h
1,788,819
1,440,000 6.250%,  4/15/2032
h
1,430,559
Howard Midstream Energy
Partners, LLC
1,371,000 7.375%,  7/15/2032
h
1,429,621
1,080,000 6.625%,  1/15/2034
h
1,098,678
ITT Holdings, LLC
2,145,000 6.500%,  8/1/2029
h
2,114,519
Kodiak Gas Services, LLC
650,000 6.500%,  10/1/2033
h
664,886
Kraken Oil & Gas Partners, LLC
410,000 7.625%,  8/15/2029
h
417,767
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
f,g
326
Moss Creek Resources Holdings,
Inc.
713,000 8.250%,  9/1/2031
h
721,811
Nabors Industries, Inc.
579,000 9.125%,  1/31/2030
h
608,081
438,000 8.875%,  8/15/2031
h,i
462,494
1,190,000 7.625%,  11/15/2032
h
1,241,679
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
h
564,935
1,192,000 8.375%,  2/15/2032
h
1,251,111
Principal
Amount Long-Term Fixed Income  91.4% Value
Energy 11.0% - continued
Noble Finance II, LLC
$ 1,667,000 8.000%,  4/15/2030
h
$ 1,733,790
Northern Oil and Gas, Inc.
1,138,000 8.750%,  6/15/2031
h,i
1,188,334
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 891,912
PBF Holding Company, LLC/PBF
Finance Corporation
882,000 6.000%,  2/15/2028 881,234
1,925,000 7.875%,  9/15/2030
h,i
1,973,331
Permian Resources Operating,
LLC
1,062,000 7.000%,  1/15/2032
h
1,104,714
Prairie Acquiror, LP
1,413,000 9.000%,  8/1/2029
h
1,475,556
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
h
952,782
Saturn Oil & Gas, Inc.
392,000 9.625%,  6/15/2029
h,i
411,062
SESI, LLC
1,120,000 7.875%,  9/30/2030
h
1,156,560
SM Energy Company
711,000 8.750%,  7/1/2031
h
745,885
350,000 7.000%,  8/1/2032
h,i
359,282
2,077,000 9.625%,  6/15/2033
h
2,314,360
960,000 6.625%,  4/15/2034
h
973,272
Sunoco, LP
866,000 5.875%,  7/15/2027
h
865,975
633,000 6.625%,  8/15/2032
h
647,184
960,000 5.625%,  7/15/2034
h
947,089
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 957,488
564,000 4.500%,  4/30/2030 548,011
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,197,000 6.750%,  3/15/2034
h
3,266,650
Talos Production, Inc.
409,000 9.000%,  2/1/2029
h
426,679
TGNR Intermediate Holdings, LLC
1,934,000 5.500%,  10/15/2029
h
1,907,683
Transocean International, Ltd.
1,916,000 8.250%,  5/15/2029
h
1,989,337
1,216,000 8.500%,  5/15/2031
h
1,285,887
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,110,000 6.250%,  10/1/2033
h
1,120,113
Valaris, Ltd.
905,000 8.375%,  4/30/2030
h
943,706
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
h
983,315
1,450,000 9.000%,  9/30/2029
b,h,k
1,434,112
1,753,000 7.000%,  1/15/2030
h
1,803,185
4,687,000 8.375%,  6/1/2031
h
4,886,826
Venture Global Plaquemines LNG,
LLC
660,000 6.125%,  12/15/2030
h
680,643
1,550,000 7.500%,  5/1/2033
h
1,718,893
1,310,000 6.500%,  1/15/2034
h
1,372,226

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Energy 11.0% - continued
$ 660,000 6.500%,  6/15/2034
h
$ 690,646
Total 89,947,734
Financials 12.2%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
h,i
952,019
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
681,373
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
h
1,446,992
1,019,000 6.750%,  4/15/2028
h
1,030,659
657,000 5.875%,  11/1/2029
h,i
644,042
Ally Financial, Inc.
970,000 7.100%,  8/15/2031
b,e,k
969,236
AmWINS Group, Inc.
990,000 4.875%,  6/30/2029
h
957,429
Asurion, LLC/Asurion Co-Issuer,
Inc.
730,000 8.000%,  12/31/2032
h
762,550
730,000 8.375%,  2/1/2034
h
720,224
Avolon Holdings Funding, Ltd.
418,000 2.528%,  11/18/2027
h
405,010
Azorra Finance, Ltd.
900,000 7.250%,  1/15/2031
h
921,901
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
h
666,213
Bank of America Corporation
430,000 6.250%,  7/26/2030
b,k
434,589
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
320,000 7.625%,  2/11/2035
b,h
333,344
BNP Paribas SA
329,000 4.625%,  1/12/2027
b,h,k
326,943
430,000 7.450%,  6/27/2035
b,h,i,k
445,448
Burford Capital Global Finance,
LLC
2,255,000 9.250%,  7/1/2031
h
2,099,969
760,000 7.500%,  7/15/2033
h
624,610
190,000 8.500%,  1/15/2034
h
160,550
Centene Corporation
1,950,000 3.000%,  10/15/2030 1,753,182
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,k
345,080
430,000 6.875%,  12/29/2049
b
436,580
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
h
298,702
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,510,000 5.950%,  9/17/2030
h
1,430,695
Encore Capital Group, Inc.
2,330,000 6.625%,  4/15/2031
h
2,368,037
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
h
1,150,324
Principal
Amount Long-Term Fixed Income  91.4% Value
Financials 12.2% - continued
$ 658,000 5.625%,  1/1/2030
h
$ 654,832
1,100,000 6.125%,  5/1/2034
h
1,097,387
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
h
1,554,045
1,660,000 6.875%,  5/1/2031
h
1,601,213
430,000 8.375%,  4/1/2032
h
435,958
860,000 7.875%,  4/1/2033
h
838,424
FTAI Aviation Investors, LLC
1,154,000 7.000%,  5/1/2031
h
1,194,300
950,000 7.000%,  6/15/2032
h
980,625
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
h
692,152
676,000 8.000%,  6/15/2028
h
704,116
140,000 6.875%,  4/15/2029
h
143,028
500,000 5.875%,  3/15/2030
h
503,685
Global Aircraft Leasing Company,
Ltd.
2,200,000 8.750%,  9/1/2027
h
2,231,484
Global Net Lease, Inc.
424,000 4.500%,  9/30/2028
h
413,852
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
h
1,954,913
goeasy, Ltd.
720,000 9.250%,  12/1/2028
h
680,862
1,945,000 6.875%,  2/15/2031
h
1,615,717
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
h
384,178
600,000 5.875%,  3/1/2032
h
587,036
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,k
695,635
HUB International, Ltd.
1,194,000 5.625%,  12/1/2029
h
1,179,004
1,239,000 7.375%,  1/31/2032
h
1,269,196
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,507,000 5.250%,  5/15/2027 1,492,543
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,h
434,004
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
h
394,313
394,000 7.125%,  4/30/2031
h
408,488
967,000 6.125%,  11/1/2032
h
972,084
2,150,000 6.750%,  5/1/2033
h
2,208,719
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
944,000 5.000%,  8/15/2028
h
905,616
879,000 6.625%,  10/15/2031
h
857,683
Jefferson Capital Holdings, LLC
1,363,000 9.500%,  2/15/2029
h
1,434,218
1,240,000 8.250%,  5/15/2030
h
1,297,742
JPMorgan Chase & Company
344,000 3.650%,  6/1/2026
b,k
343,374
1,534,000
6.437%,  (TSFR3M +
2.745%), 7/1/2026
b,k
1,533,257
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
560,000 4.750%,  6/15/2029
h
548,313

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Financials 12.2% - continued
Liberty Mutual Group, Inc.
$ 184,000 4.125%,  12/15/2051
b,h
$ 181,989
Macquarie AirFinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
h
846,665
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
h
682,603
MPT Operating Partnership, LP/
MPT Finance Corporation
1,209,000 4.625%,  8/1/2029
i
1,000,428
1,060,000 8.500%,  2/15/2032
h
1,101,233
NatWest Group plc
459,000 8.125%,  11/10/2033
b,k
506,770
Navient Corporation
399,000 5.500%,  3/15/2029
i
383,489
Nippon Life Insurance Company
430,000 6.500%,  4/30/2055
b,h
452,905
OneMain Finance Corporation
3,026,000 3.500%,  1/15/2027 2,987,024
865,000 6.750%,  3/15/2032 864,750
1,850,000 7.125%,  9/15/2032 1,876,006
1,310,000 6.750%,  9/15/2033 1,288,514
Osaic Holdings, Inc.
1,285,000 6.750%,  8/1/2032
h
1,305,166
910,000 8.000%,  8/1/2033
h
927,992
Panther Escrow Issuer, LLC
840,000 7.125%,  6/1/2031
h
843,933
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,279,000 4.875%,  5/15/2029
h
1,244,138
PennyMac Financial Services, Inc.
1,825,000 6.875%,  5/15/2032
h
1,804,970
570,000 6.875%,  2/15/2033
h
560,512
Phoenix Aviation Capital, Ltd.
1,340,000 9.250%,  7/15/2030
h
1,367,548
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,k
649,857
PRA Group, Inc.
1,773,000 8.375%,  2/1/2028
h
1,801,006
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
h
646,866
Rithm Capital Corporation
1,950,000 8.000%,  7/15/2030
h
1,951,418
RLJ Lodging Trust, LP
811,000 4.000%,  9/15/2029
h,i
766,312
Rocket Companies, Inc.
639,000 6.500%,  8/1/2029
h
650,942
650,000 6.125%,  8/1/2030
h
659,643
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
h
2,197,520
802,000 4.000%,  10/15/2033
h
722,580
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
h
1,314,798
SLM Corporation
430,000 6.500%,  1/31/2030 434,126
Societe Generale SA
655,000 8.125%,  11/21/2029
b,h,k
691,250
Principal
Amount Long-Term Fixed Income  91.4% Value
Financials 12.2% - continued
$ 480,000 7.125%,  7/15/2035
b,h,k
$ 475,059
Starwood Property Trust, Inc.
650,000 5.250%,  10/15/2028
h
646,893
1,385,000 6.500%,  10/15/2030
h
1,424,479
326,000 5.750%,  1/15/2031
h
325,681
Stonebriar ABF Issuer, LLC
520,000 8.125%,  12/15/2030
h
546,229
Stonex Escrow Issuer, LLC
1,685,000 6.875%,  7/15/2032
h
1,742,197
Synchrony Financial
348,000 7.250%,  2/2/2033 360,761
UBS Group AG
1,080,000 7.000%,  2/10/2030
b,h,k
1,104,170
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
h
1,257,576
UWM Holdings, LLC
1,068,000 6.625%,  2/1/2030
h
1,025,028
Vornado Realty, LP
481,000 5.750%,  2/1/2033 481,816
XHR, LP
322,000 4.875%,  6/1/2029
h
316,046
577,000 6.625%,  5/15/2030
h
590,389
Total 99,616,974
Technology 8.5%
Amentum Holdings, Inc.
1,234,000 7.250%,  8/1/2032
h
1,277,325
APLD ComputeCo 2, LLC
970,000 6.750%,  3/15/2031
h
960,353
APLD ComputeCo, LLC
1,810,000 9.250%,  12/15/2030
h
1,945,542
AthenaHealth Group, Inc.
2,288,000 6.500%,  2/15/2030
h
2,180,801
Black Pearl Compute, LLC
842,000 6.125%,  2/15/2031
h
854,283
Block, Inc.
860,000 5.625%,  8/15/2030
h
860,868
2,414,000 6.500%,  5/15/2032 2,459,995
870,000 6.000%,  8/15/2033
h
868,321
CACI International, Inc.
405,000 6.375%,  6/15/2033
h
414,336
Cipher Compute, LLC
995,000 7.125%,  11/15/2030
h
1,031,327
Clarivate Science Holdings
Corporation
960,000 3.875%,  7/1/2028
h
927,178
Cloud Software Group, Inc.
4,174,000 6.500%,  3/31/2029
h
4,064,040
2,457,000 9.000%,  9/30/2029
h
2,412,492
Coherent Corporation
638,000 5.000%,  12/15/2029
h
631,101
Core Scientific Finance I, LLC
1,220,000 7.750%,  5/15/2031
e,h
1,216,955
CoreWeave, Inc.
1,130,000 9.250%,  6/1/2030
h,i
1,144,247
650,000 9.000%,  2/1/2031
h,i
645,879
1,460,000 9.750%,  10/1/2031
h
1,468,454
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
h
913,905

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Technology 8.5% - continued
Edged Compute, LLC
$ 1,220,000 7.500%,  4/30/2031
h
$ 1,196,227
Fair Isaac Corporation
870,000 6.000%,  5/15/2033
h
858,015
970,000 6.250%,  9/15/2034
h
954,817
Flash Compute, LLC
600,000 7.250%,  12/31/2030
h
612,042
Gen Digital, Inc.
1,537,000 7.125%,  9/30/2030
h
1,558,739
430,000 6.250%,  4/1/2033
h
419,033
ION Platform Finance US, Inc.
1,360,000 7.875%,  9/30/2032
h
1,056,892
ION Platform Finance US, Inc./ION
Platform Finance SARL
649,000 8.750%,  5/1/2029
h
597,322
650,000 9.000%,  8/1/2029
h
600,544
Iron Mountain, Inc.
2,455,000 5.250%,  3/15/2028
h
2,452,765
610,000 5.000%,  7/15/2028
h
608,005
770,000 5.250%,  7/15/2030
h
762,032
2,080,000 4.500%,  2/15/2031
h
1,998,829
Kioxia Holdings Corporation
1,470,000 6.250%,  7/24/2030
h
1,514,005
760,000 6.625%,  7/24/2033
h
794,475
McAfee Corporation
1,422,000 7.375%,  2/15/2030
h,i
1,152,182
Meridian Arc Holdco, LLC
1,820,000 6.250%,  4/30/2031
h
1,819,586
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
h
574,483
NCR Voyix Corporation
651,000 5.000%,  10/1/2028
h
637,489
474,000 5.125%,  4/15/2029
h
460,201
Neptune Bidco US, Inc.
2,127,000 9.290%,  4/15/2029
h
2,151,140
545,000 10.375%,  5/15/2031
h
562,424
290,000 9.500%,  2/15/2033
h
290,230
Open Text Corporation
1,828,000 3.875%,  12/1/2029
h
1,647,555
Open Text Holdings, Inc.
2,047,000 4.125%,  2/15/2030
h
1,842,779
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
h
337,820
PR RNO Property Owner 1, LLC
2,310,000 6.500%,  5/1/2031
h
2,289,704
RingCentral, Inc.
1,759,000 8.500%,  8/15/2030
h
1,847,346
Rocket Software, Inc.
1,035,000 9.000%,  11/28/2028
h
1,029,878
Sabre GLBL, Inc.
430,000 11.125%,  7/15/2030
h
369,800
Seagate Data Storage Technology,
Private Ltd.
1,318,000 4.091%,  6/1/2029
h
1,283,847
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,475,000 6.750%,  8/15/2032
h
1,472,085
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
h
1,332,584
SV RNO Property Owner 1, LLC
2,420,000 5.875%,  3/1/2031
h
2,374,380
Principal
Amount Long-Term Fixed Income  91.4% Value
Technology 8.5% - continued
UKG, Inc.
$ 1,513,000 6.875%,  2/1/2031
h
$ 1,472,623
Viavi Solutions, Inc.
740,000 3.750%,  10/1/2029
h
704,968
WULF Compute, LLC
1,255,000 7.750%,  10/15/2030
h
1,318,999
Total 69,233,247
Transportation 1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
315,000 5.750%,  4/20/2029
h
315,214
Avianca Midco 2 plc
513,818 9.000%,  12/1/2028
h
498,403
960,000 9.500%,  1/28/2031
h
892,800
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,134,000 5.375%,  3/1/2029
h,i
1,101,869
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
h
608,167
OneSky Flight, LLC
1,681,000 8.875%,  12/15/2029
h
1,775,378
Rand Parent, LLC
1,918,000 8.500%,  2/15/2030
h
1,992,321
RXO, Inc.
1,090,000 6.375%,  5/15/2031
h
1,079,368
Star Leasing Company, LLC
970,000 7.625%,  2/15/2030
h
938,645
Stena International SA
891,000 7.250%,  1/15/2031
h
905,940
United Airlines Holdings, Inc.
480,000 4.875%,  3/1/2029 472,829
1,083,000 5.375%,  3/1/2031 1,067,420
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
h
407,025
1,570,000 6.375%,  2/1/2030
h,i
1,470,250
970,000 8.750%,  1/15/2032
e,h
937,942
Total 14,463,571
Utilities 3.4%
AES Corporation
459,000 7.600%,  1/15/2055
b
467,598
Algonquin Power & Utilities
Corporation
2,120,000 4.750%,  1/18/2082
b
2,093,134
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
h
575,604
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
489,427
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
470,138
Edison International
539,000 5.000%,  12/15/2026
b,k
532,550
Hawaiian Electric Company, Inc.
430,000 6.000%,  10/1/2033
h
431,435
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
h
894,580

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.4% Value
Utilities 3.4% - continued
Long Ridge Energy, LLC
$ 1,950,000 8.750%,  2/15/2032
h
$ 2,084,181
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
h
1,056,066
526,000 6.000%,  2/1/2033
h
530,067
2,170,000 5.750%,  1/15/2034
h
2,153,969
2,190,000 5.875%,  5/15/2034
h
2,182,121
526,000 6.250%,  11/1/2034
h
532,117
1,210,000 6.125%,  5/15/2036
h
1,205,428
PG&E Corporation
491,000 7.375%,  3/15/2055
b
505,022
Talen Energy Supply, LLC
440,000 6.250%,  2/1/2034
h
436,716
220,000 6.500%,  2/1/2036
h
220,833
TerraForm Power Operating, LLC
4,010,000 5.000%,  1/31/2028
h
3,970,885
TransAlta Corporation
1,310,000 5.875%,  2/1/2034 1,306,723
Vistra Corporation
3,985,000 7.000%,  12/15/2026
b,h,k
3,996,640
Vistra Operations Company, LLC
1,172,000 5.000%,  7/31/2027
h
1,171,790
VoltaGrid, LLC
540,000 7.375%,  11/1/2030
h
560,478
Total 27,867,502
Total Long-Term Fixed Income
(cost $746,501,605) 745,622,506
Shares
Collateral Held for Securities
Loaned 6.4% Value
51,917,894 Thrivent Cash Management Trust 51,917,894
Total Collateral Held for
Securities Loaned
(cost $51,917,894) 51,917,894
Shares
Registered Investment
Companies   1.0% Value
U.S. Unaffiliated   1.0%
230,000 iShares Broad USD High Yield
Corporate Bond ETF 8,562,900
Total 8,562,900
Total Registered Investment
Companies (cost $8,647,100) 8,562,900
Shares Preferred Stock 0.2% Value
Capital Goods 0.2%
17,296 Boeing Company, Convertible,
6.000% 1,248,771
Total 1,248,771
Total Preferred Stock
(cost $952,441) 1,248,771
Shares Common Stock < 0. 1 % Value
Communications Services < 0.1%
15,384 Altice Luxco 3
c,l
313,263
Total 313,263
Shares Common Stock  <0.1% Value
Consumer Non-Cyclical < 0.1%
19,543 Modivcare Buyer, LLC
c,l
$ 109,929
Total 109,929
Total Common Stock
(cost $377,143) 423,192
Shares or
Principal
Amount Short-Term Investments 4.7% Value
State Street Institutional U.S.
Government Money Market
Fund
38,386,147 3.596%
m
38,386,147
Total Short-Term Investments
(cost $38,386,147) 38,386,147
Total Investments (cost
$865,347,014) 106.0% $864,673,386
Other Assets and Liabilities, Net
(6.0%) (49,079,121)
Total Net Assets 100.0% $815,594,265
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $663,309,185 or 81.3%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2026.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 30, 2026 was $17,253 or 0.00% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
April 30, 2026.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 50,073,264
Total lending $50,073,264
Gross amount payable upon return of
collateral for securities loaned $51,917,894
Net amounts due to counterparty $1,844,630
Definitions:
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $12,557,750
Gross unrealized depreciation (13,581,342)
Net unrealized appreciation (depreciation) ($1,023,592)
Cost for federal income tax purposes $865,696,978

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,755,890 – 2,448,151 1,307,739
Capital Goods 3,316,592 – 3,316,592 –
Communications Services 4,727,519 – 4,727,519 –
Consumer Cyclical 2,192,027 – 2,192,027 –
Consumer Non-Cyclical 1,335,658 – 1,335,658 –
Financials 1,323,762 – 833,150 490,612
Technology 565,461 – 565,461 –
Transportation 1,295,067 – 1,295,067 –
Long-Term Fixed Income
Basic Materials 40,053,280 – 40,053,277 3
Capital Goods 79,777,136 – 79,777,136 –
Communications Services 101,720,026 – 101,720,026 –
Consumer Cyclical 133,000,986 – 133,000,986 –
Consumer Non-Cyclical 89,942,050 – 89,942,050 –
Energy 89,947,734 – 89,947,734 –
Financials 99,616,974 – 99,616,974 –
Technology 69,233,247 – 69,233,247 –
Transportation 14,463,571 – 14,463,571 –
Utilities 27,867,502 – 27,867,502 –
Registered Investment Companies
U.S. Unaffiliated 8,562,900 8,562,900 – –
Preferred Stock
Capital Goods 1,248,771 1,248,771 – –
Common Stock
Communications Services 313,263 – – 313,263
Consumer Non-Cyclical 109,929 – – 109,929
Short-Term Investments 38,386,147 38,386,147 – –
Subtotal Investments in Securities $812,755,492 $48,197,818 $762,336,128 $2,221,546
Other Investments  * Total
Collateral Held for Securities Loaned 51,917,894
Subtotal Other Investments $51,917,894
Total Investments at Value $864,673,386
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $42,217 $134,974 $125,273 $51,918 51,918 6.4%
Total Collateral Held for Securities Loaned 42,217 51,918 6.4
Total Value $42,217 $51,918
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $140
Total Affiliated Income from Securities Loaned, Net $140
Total $– $– $–

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 101.6% Value
Alabama 2.7%
Birmingham, AL Special Care Fac.
Financing Auth. Health Care Fac.
Rev. Refg. (Children's Hospital)
$ 100,000 5.250%, 6/1/2050, Ser. A $ 105,615
Black Belt Energy Gas District, AL
Gas Proj. Rev.
250,000 5.000%, 10/1/2033, Ser. I
a
266,574
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
250,000 5.500%, 6/1/2049, Ser. D-1
b
262,417
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
200,000 5.500%, 8/1/2058, Ser. A
c
206,779
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 260,965
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 193,820
Pell City Square Cooperative
District, AL Rev.
225,000 7.000%, 4/1/2044, Ser. A 225,234
Total 1,521,404
Alaska 0.2%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
125,000 3.450%, 12/1/2033
b
125,000
Total 125,000
Arizona 3.6%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
d
238,625
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
d
180,562
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 350,191
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
d
270,252
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
b,d
246,661
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
d
244,060
Principal
Amount Long-Term Fixed Income  101.6% Value
Arizona 3.6% - continued
Phoenix, AZ Industrial Development
Auth. Rental Housing Rev. Refg.
(Christian Care Surprise, Inc.)
$ 250,000 5.250%, 12/1/2055 $ 239,256
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
250,000 5.250%, 1/1/2055, Ser. C 264,935
Total 2,034,542
Arkansas 0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 255,993
Total 255,993
California 5.4%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
b
211,611
California Municipal Finance Auth.
Rev. (Clay Lacy Aviation Fac.
- John Wayne Airport, Orange
County)
250,000 6.000%, 1/1/2055, AMT
a,d
251,250
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
250,000 5.875%, 5/1/2059, Ser. A
d
252,397
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 265,351
California State University Rev.
Refg.
500,000 5.250%, 11/1/2050, Ser. A 543,317
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 144,805
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 251,337
Mountain House, CA Community
Facs. District Special Tax
(Improvement Area No. 1)
110,000 4.250%, 9/1/2035 110,396
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 152,979
Sacramento County, CA Airport
System Rev.
400,000
5.250%, 7/1/2050, Ser. A,
AMT 415,003
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 257,584

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
California 5.4% - continued
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
$ 200,000 5.000%, 9/1/2054, Ser. A $ 199,732
Total 3,055,762
Colorado 4.5%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
d
502,266
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 245,490
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 261,769
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 284,161
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
d
180,383
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
d
135,462
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 300,772
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 220,886
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,399
Hess Ranch Metropolitan District
No. 5, CO SAB
177,662 6.000%, 12/1/2043, Ser. A-1 184,157
Total 2,545,745
Connecticut 0.8%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
d
229,527
Stamford, CT Housing Auth. Rev.
Refg. (Mozaic Concierge Living)
225,000 6.500%, 10/1/2055, Ser. A 232,562
Total 462,089
Delaware 1.3%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
d
200,469
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 328,088
Principal
Amount Long-Term Fixed Income  101.6% Value
Delaware 1.3% - continued
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
$ 230,000 5.000%, 7/1/2040, Ser. A $ 230,958
Total 759,515
District Of Columbia 0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 258,481
Total 258,481
Florida 9.6%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 216,040
Braddock Lakes Community
Development District, FL Capital
Improvement Rev.
150,000 5.750%, 5/1/2055 147,468
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
245,000 5.650%, 3/1/2054
c
258,937
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 137,756
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town & Country Utilities)
250,000 4.000%, 10/1/2051, AMT
d
203,383
250,000 6.125%, 10/1/2055, AMT 258,088
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A
d
229,119
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 139,894
250,000 4.000%, 7/1/2055, Ser. A 191,060
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 233,663
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
d
230,893
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
d
240,430

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Florida 9.6% - continued
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
$ 300,000 5.000%, 3/1/2049 $ 280,474
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 414,881
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
250,000 5.500%, 11/1/2036, AMT 266,683
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 256,653
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 282,251
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
250,000 5.750%, 5/15/2060
d
252,056
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 259,625
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 243,670
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 129,884
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
d
216,307
Village Community Development
District No. 15, Wildwood, FL
SAB
195,000 5.250%, 5/1/2054
d
193,857
200,000 4.800%, 5/1/2055
d
189,464
Total 5,472,536
Georgia 1.8%
Cobb County, GA Development
Auth. Educational  Fac. Rev. (Mt.
Bethel Christian Academy)
250,000 6.250%, 6/1/2064
d
255,994
Fulton County, GA Development
Auth. Rev. (Spelman College)
300,000 5.250%, 6/1/2056 310,372
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,649
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 258,448
Total 1,033,463
Principal
Amount Long-Term Fixed Income  101.6% Value
Guam 0.6%
Guam Power Auth. Rev. Refg.
$ 300,000 5.000%, 10/1/2034, Ser. A $ 321,349
Total 321,349
Idaho 0.6%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
152,000 5.875%, 9/1/2053
d
155,072
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 202,725
Total 357,797
Illinois 1.5%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 210,794
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
d
255,620
Illinois Finance Auth. Rev. Refg.
(Goodman Theatre)
120,000 6.125%, 10/1/2050, Ser. A
d
120,994
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037, Ser. A 150,450
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
c
82,442
Total 820,300
Indiana 1.7%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 154,182
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 247,641
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 137,456
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 260,744
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
d
144,759
Total 944,782

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Iowa 1.6%
Cedar Rapids, IA Community
School District Infrastructure
Sales, Services and Use Tax Rev.
(BAM Insured)
$ 100,000 5.000%, 7/1/2046
a,c
$ 104,824
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 160,078
150,000 5.000%, 5/15/2043, Ser. A 150,283
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
150,000 5.875%, 10/1/2065 152,205
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 352,514
Total 919,904
Kansas 1.6%
Garden City, KS Sales Tax Special
Obligation Rev. (Sports of the
World - Phase II)
150,000 5.375%, 6/1/2039
d
152,120
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
d
157,612
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 126,515
Wichita, KS Sales Tax Special
Obligation Rev. (K-96 Greenwich
Star - Phase III)
200,000 4.125%, 9/1/2033
a,d
199,741
Wyandotte County/Kansas City,
KS Unified Government Special
Obligation Rev. (Northwest
Speedway Star Bond District)
250,000 5.500%, 3/1/2046
d
249,992
Total 885,980
Kentucky 0.5%
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
250,000 5.000%, 5/1/2036, Ser. C 265,699
Total 265,699
Louisiana 0.6%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
d
147,807
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
b
200,367
Total 348,174
Principal
Amount Long-Term Fixed Income  101.6% Value
Maryland 1.6%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
$ 250,000
5.250%, 8/1/2049, Ser. A,
AMT
c
$ 260,414
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 211,641
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
250,000 5.250%, 7/1/2064
c
256,146
Prince George's County, MD Tax
Allocation (Westphalia Town
Center)
200,000 5.000%, 7/1/2030
d
201,911
Total 930,112
Massachusetts 1.2%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 189,388
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 515,481
Total 704,869
Michigan 0.9%
Kalamazoo, MI  Economic
Development Corporation
Rev. (Friendship Village of
Kalamazoo)
100,000 3.900%, 8/15/2031, Ser. B-3
d
98,692
100,000 4.250%, 8/15/2031, Ser. B-2
d
98,934
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 102,758
225,000 5.000%, 12/31/2043, AMT 226,842
Total 527,226
Minnesota 4.1%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 266,529
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 230,917
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 146,022
Brainerd, MN Senior Housing &
Healthcare Rev. (Pinecrest of
Country Manor)
200,000 6.000%, 5/1/2055, Ser. A 204,204

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Minnesota 4.1% - continued
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
$ 150,000 5.750%, 5/1/2053 $ 151,080
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
245,000 5.000%, 7/1/2043, Ser. A 245,356
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 260,259
Minnesota Municipal Gas Agency
Gas Proj. Rev.
200,000 5.000%, 9/1/2035, Ser. A 207,777
Rochester, MN Health Care Fac.
Rev. (Mayo Clinic)
250,000 4.375%, 11/15/2053, Ser. A 244,780
Shakopee, MN Senior Housing Rev.
Refg. (Benedictine Senior Living
Obligated Group - Windermere
Way)
150,000 5.625%, 11/1/2045 153,008
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 204,145
Total 2,314,077
Mississippi 0.7%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054, Ser. A
c,d
233,730
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
140,000 3.450%, 12/1/2030, Ser. A
b
140,000
Total 373,730
Missouri 1.1%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 75,769
140,000 5.000%, 8/15/2042, Ser. A 137,698
Missouri Development Finance
Board Tax Increment and Special
District Rev. (Lakeport Village)
150,000 6.000%, 6/15/2040, Ser. A
d
151,393
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
d
250,446
Total 615,306
Principal
Amount Long-Term Fixed Income  101.6% Value
Montana 0.3%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
$ 250,000 4.000%, 7/1/2050, Ser. A $ 177,711
Total 177,711
Nebraska 0.8%
Omaha, NE Various Purpose UTGO
400,000 5.000%, 4/15/2045, Ser. B 428,876
Total 428,876
Nevada 1.3%
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 262,542
Nevada Department of Business
& Industry Rev. Refg. (Brightline
West Passenger Rail)
110,000 12.000%, 11/2/2026, AMT
b,d
63,800
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 254,628
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 149,224
Total 730,194
New Hampshire 1.9%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
248,730 4.150%, 10/20/2040, Ser. A
b
249,104
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 252,782
National Finance Auth., NH Special
Rev. CAB (Provence)
150,000 Zero Coupon, 12/1/2031
d
104,090
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
460,000 3.400%, 6/1/2041, Ser. B
b
460,000
Total 1,065,976
New Jersey 0.8%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 164,859
New Jersey Economic
Development Auth. Dock and
Wharf Fac. Rev. (Repauno Port
and Rail Terminal)
250,000 6.375%, 1/1/2035, AMT
d
262,204
Total 427,063

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
New York 9.0%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
$ 200,000 5.750%, 6/1/2042
d
$ 202,955
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042, Ser. A 382,225
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051, Ser. A
d
196,095
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
d
247,712
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
d
258,286
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
250,000 5.250%, 12/1/2050, Ser. A 254,552
New York City, NY GO
575,000 3.450%, 4/1/2036, Ser. L-3
b
575,000
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
350,000 3.450%, 6/15/2044
b
350,000
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev. Refg.
500,000 5.000%, 6/15/2046, Ser. DD 535,753
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 321,230
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 304,231
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 217,006
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 251,557
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 264,698
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
d
270,193
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
d
201,853
Principal
Amount Long-Term Fixed Income  101.6% Value
New York 9.0% - continued
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
$ 250,000 6.000%, 12/1/2053 $ 255,592
Total 5,088,938
North Carolina 1.7%
Durham, NC Utility System Rev.
Refg.
250,000 5.000%, 8/1/2046
a
271,061
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
250,000 5.250%, 7/1/2053, AMT
c
256,048
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 250,717
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 198,730
Total 976,556
North Dakota 0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 198,682
Total 198,682
Ohio 2.5%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
250,000 5.000%, 6/1/2055, Ser. B-2 198,280
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
225,000 4.000%, 12/1/2055, Ser. A
d
174,116
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT 263,292
Columbus-Franklin County, OH
Finance Auth. Multifamily
Housing Rev. (Vivera Brookshire)
100,000 6.300%, 1/1/2046, Ser. ER
d
99,895
Columbus-Franklin County, OH
Finance Auth. Multifamily
Housing Rev. (Vivera Rosewood)
100,000 6.300%, 1/1/2046, Ser. A
d
99,895
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
200,000 5.250%, 9/1/2054 200,132
Norwood, OH Special Obligation
Rev. Refg. (Rockwood
Exchange)
240,000 5.000%, 12/1/2041 247,620
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 148,802
Total 1,432,032

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Oklahoma 0.4%
Osage County, OK Industrial Auth.
Use Tax Rev.
$ 225,000 6.500%, 9/1/2040 $ 241,690
Total 241,690
Oregon 1.3%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 246,771
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
250,000 5.500%, 12/1/2054, Ser. A 251,145
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 251,385
Total 749,301
Pennsylvania 1.3%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 347,090
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
d
251,449
Philadelphia, PA Auth. for Industrial
Development Health Care Fac.
Rev. Refg. (Greater Philadelphia
Health Action, Inc.)
140,000 6.000%, 6/1/2045 150,022
Total 748,561
Puerto Rico 0.8%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 238,358
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 238,172
Total 476,530
Rhode Island 0.5%
Rhode Island Housing & Mortgage
Finance Corporation Rev.
300,000 3.200%, 10/1/2027, Ser. 2-A
b
300,259
Total 300,259
South Carolina 1.7%
Columbia, SC Waterworks and
Sewer System Rev.
250,000 5.250%, 2/1/2055 264,906
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
250,000 5.000%, 6/15/2054, Ser. A
d
226,576
Principal
Amount Long-Term Fixed Income  101.6% Value
South Carolina 1.7% - continued
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
$ 300,000 5.750%, 11/15/2054 $ 302,831
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 192,233
Total 986,546
South Dakota 0.4%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
250,000 4.000%, 8/1/2051, Ser. A 198,639
Total 198,639
Tennessee 1.0%
Bartlett, TN Industrial Development
Board Tax Increment Rev. Refg.
(Union Depot)
250,000 6.200%, 7/1/2049
d
253,645
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 304,991
Total 558,636
Texas 10.0%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
d
251,578
Austin, TX Airport System Rev.
Refg.
250,000
5.250%, 11/15/2056, Ser. B,
AMT
a
256,698
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
c
273,977
Brooks, TX Development Auth.
Special Fac. Hotel Rev. Refg.
250,000 5.875%, 8/15/2052
d
242,494
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
15,000 5.000%, 1/1/2033, Ser. A 15,009
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 264,305
Hunt, TX Memorial Hospital District,
LTGO
250,000 6.000%, 2/15/2045 255,554

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Texas 10.0% - continued
Kenedy, TX Independent School
District UTGO (PSF-GTD
Insured)
$ 250,000 5.000%, 8/15/2050
c
$ 257,657
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
100,000 3.450%, 5/1/2026
b
100,000
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
100,000 3.450%, 5/1/2046
b
100,000
Metrocare Services, TX Rev.
250,000 5.250%, 11/1/2050 261,222
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 250,880
New Hope Cultural Education
Fac. Finance Corporation, TX
Retirement Fac. Rev. (Bella Vida
Forefront Living)
100,000 6.500%, 10/1/2055, Ser. A 102,864
Pflugerville, TX SAB Rev.
(Meadowlark Preserve Public
Improvement District)
100,000 5.375%, 9/1/2055
d
99,559
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
250,000
5.250%, 1/1/2054, Ser. A,
AMT
d
227,178
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 226,910
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Health Resources
System Rev. Refg.
100,000 5.000%, 11/15/2049, Ser. A 103,484
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 266,392
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Cook Children's Medical Center)
300,000 4.125%, 12/1/2054 267,767
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Methodist Hospitals of Dallas)
1,000,000 3.400%, 10/1/2041, Ser. B
b
1,000,000
Texas Municipal Gas Acquisition &
Supply Corporation V Rev.
250,000 5.000%, 4/1/2036
a
260,462
Principal
Amount Long-Term Fixed Income  101.6% Value
Texas 10.0% - continued
Texas Water Development Board
Rev. (Master Trust)
$ 250,000 4.750%, 10/15/2055 $ 250,355
Texas Woman's University
Financing System Rev. Refg.
125,000 5.000%, 7/1/2046 130,374
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
c
239,840
Total 5,704,559
Utah 3.4%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
d
254,262
Black Ridge Infrastructure
Financing District, UT SAB
(Black Ridge Assessment Area)
200,000 6.250%, 12/1/2054 201,599
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
100,000 5.000%, 7/15/2035, Ser. C
d
100,414
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
d
514,450
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
d
251,791
Tech Ridge Public Infrastructure
District, UT SAB and TIF (Tech
Ridge Assessment Area)
150,000 6.250%, 12/1/2054
d
155,490
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 265,089
Wakara Ridge, UT Public
Infrastructure District SAB
(Wakara Ridge Assessment
Area)
200,000 5.625%, 12/1/2054
d
204,551
Total 1,947,646
Virginia 1.6%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 255,901
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 227,623
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 446,372
Total 929,896

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Washington 1.6%
Port of Seattle, WA Rev. Refg.
$ 250,000
5.250%, 7/1/2049, Ser. B,
AMT $ 260,544
Port of Woodland, WA Rev.
150,000 6.000%, 12/1/2047 139,817
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 253,872
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
d
263,463
Total 917,696
West Virginia 0.4%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 248,438
Total 248,438
Wisconsin 9.3%
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
d
258,215
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
d
258,190
Public Finance Auth., WI Education
Rev. (Pinecrest Academy of
Nevada; Pinecrest Academy
Springs Campus)
230,000 4.000%, 7/15/2033
d
228,523
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
d
253,989
Public Finance Auth., WI Health
Care System Rev. Refg. (Cone
Health)
250,000 3.350%, 5/1/2026, Ser. C
b
250,000
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 255,575
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 240,764
Public Finance Auth., WI Rev.
(Bridgewater)
92,983 5.625%, 12/15/2030
d
93,061
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 406,024
Principal
Amount Long-Term Fixed Income  101.6% Value
Wisconsin 9.3% - continued
Public Finance Auth., WI Rev.
(Mayfair)
$ 143,366
5.500%, 11/15/2032, Ser.
A-4
d
$ 143,461
Public Finance Auth., WI Rev.
(Midtown)
211,000 Zero Coupon, 12/15/2034
d
124,926
Public Finance Auth., WI Rev.
(Viticus Group)
150,000 6.750%, 12/1/2065, Ser. A
d
154,076
Public Finance Auth., WI Rev. CAB
(Heritage Bend)
100,000 Zero Coupon, 12/15/2042
d
31,150
Public Finance Auth., WI Rev. Refg.
(Astro Texas Land)
122,783 5.000%, 12/15/2036
d
122,027
Public Finance Auth., WI Rev. Refg.
(Legacy Hills)
200,000 6.000%, 11/15/2045
d
199,363
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
250,000
6.250%, 9/1/2046, Ser. A,
AMT
d
257,845
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
100,000 6.125%, 12/15/2029
d
101,088
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
100,000 Zero Coupon, 9/1/2029
d
78,069
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 249,645
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
d
238,450
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
d
150,661
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
250,000 5.750%, 12/31/2065, AMT 255,543
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 259,834
Wisconsin Health & Educational
Fac. Auth. Rev. (Wisconsin
Museum of Nature and Culture,
Inc.)
250,000 6.500%, 11/1/2036
a,d
248,899
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
200,000 5.375%, 6/1/2050 200,218

High Yield Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  101.6% Value
Wisconsin 9.3% - continued
$ 240,000 5.000%, 6/1/2037 $ 245,224
Total 5,304,820
Total Long-Term Fixed Income
(cost $59,045,056) 57,693,080
Shares Common Stock < 0.1% Value
Delaware < 0.1%
900 BL Train Holdings West, LLC,
Warrants (Expires 11/26/2035)
e
0
Total 0
Total Common Stock
(cost $–) 0
Total Investments
(cost $59,045,056) 101.6% $57,693,080
Other Assets and Liabilities, Net
(1.6%) (896,845)
Total Net Assets 100.0% $56,796,235
a Denotes investments purchased on a when-issued or
delayed-delivery basis.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $15,982,227 or 28.1% of
total net assets.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
CAB - Capital Appreciation Bonds
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $693,497
Gross unrealized depreciation (2,075,688)
Net unrealized appreciation (depreciation) ($1,382,191)
Cost for federal income tax purposes $59,075,271
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing High Yield Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 12,396,372 – 12,396,372 –
Health Care 12,856,901 – 12,856,901 –
Housing 10,258,917 – 10,258,917 –
Industrial Revenue 5,493,645 – 5,493,645 –
Local/State Government 1,951,956 – 1,951,956 –
Miscellaneous 1,030,706 – 1,030,706 –
Tax Revenue 4,326,831 – 4,326,831 –
Tobacco Settlement 198,280 – 198,280 –
Transportation 5,699,900 – 5,699,900 –
Utilities 3,479,572 – 3,479,572 –
Common Stock
Industrials @ 0 – – 0
Total Investments at Value $57,693,080 $– $57,693,080 $0
@ Level 3 security in this section is fair valued at <$1.

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.9% Value
Basic Materials  1.7%
Anglo American Capital plc
$ 2,950,000 5.750%,  4/5/2034
a
$ 3,043,588
Eastman Chemical Company
2,800,000 5.000%,  8/1/2029 2,829,052
First Quantum Minerals, Ltd.
3,600,000 8.625%,  6/1/2031
a
3,753,731
FMC Corporation
3,100,000 8.450%,  11/1/2055
b
2,054,475
International Flavors & Fragrances,
Inc.
1,818,000 2.300%,  11/1/2030
a
1,626,263
LYB International Finance III, LLC
2,700,000 6.150%,  5/15/2035 2,795,704
2,350,000 3.375%,  10/1/2040 1,727,330
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054 1,159,190
1,700,000 5.438%,  4/3/2034 1,728,697
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035 1,308,021
Total 22,026,051
Capital Goods  5.1%
Amphenol Corporation
2,575,000 4.400%,  2/15/2033 2,517,030
Amrize Finance US, LLC
2,650,000 4.950%,  4/7/2030 2,679,882
BAE Systems plc
625,000 5.500%,  3/26/2054
a
611,635
1,700,000 3.400%,  4/15/2030
a
1,632,841
1,400,000 1.900%,  2/15/2031
a
1,239,107
Boeing Company
1,250,000 5.805%,  5/1/2050 1,218,066
1,675,000 6.858%,  5/1/2054
c
1,860,653
1,550,000 5.930%,  5/1/2060 1,500,716
850,000 6.528%,  5/1/2034 929,577
3,000,000 5.705%,  5/1/2040 3,029,057
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,334,176
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,098,629
Eaton Corporation
1,000,000 4.800%,  3/6/2036 984,426
GE Vernova, Inc.
1,400,000 4.875%,  2/4/2036 1,384,840
General Dynamics Corporation
2,400,000 4.950%,  8/15/2035 2,413,569
General Electric Company
1,200,000 4.900%,  1/29/2036
c
1,196,687
GFL Environmental Holdings US,
Inc.
3,150,000 5.500%,  2/1/2034
a
3,098,588
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
a
3,421,387
Honeywell Aerospace, Inc.
1,200,000 5.732%,  3/16/2056
a
1,180,254
2,050,000 4.950%,  3/16/2036
a
2,026,732
Howmet Aerospace, Inc.
1,350,000 4.550%,  11/15/2032 1,327,595
1,600,000 5.950%,  2/1/2037 1,699,772
Principal
Amount Long-Term Fixed Income  97.9% Value
Capital Goods  5.1% - continued
Lockheed Martin Corporation
$ 2,700,000 5.000%,  8/15/2035 $ 2,720,018
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,193,493
2,800,000 4.750%,  6/1/2043 2,528,803
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,203,918
1,700,000 6.300%,  2/15/2030 1,778,879
RTX Corporation
1,000,000 3.030%,  3/15/2052 635,476
850,000 6.400%,  3/15/2054 915,833
2,150,000 6.000%,  3/15/2031 2,284,852
850,000 6.100%,  3/15/2034 915,008
1,075,000 4.450%,  11/16/2038 992,548
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028 4,847,845
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,623,377
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
a
1,547,427
Total 65,572,696
Collateralized Mortgage Obligations  3.1%
Angel Oak Mortgage Trust
5,685,317
4.929%,  10/25/2070, Ser.
2025-13, Class A1
a
5,658,615
Aspire Mortgage Trust
3,205,704
5.057%,  1/25/2066, Ser.
2026-1, Class A2
a,d
3,186,379
BRAVO Residential Funding Trust
3,214,293
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
3,192,152
Cross Mortgage Trust
3,252,063
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
3,226,770
GCAT Trust
3,358,424
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
a,b
3,396,861
GMAC Mortgage Corporation
Loan Trust
47,568
4.269%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
21,589
J.P. Morgan Mortgage Trust
3,300,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,b
3,278,350
Morgan Stanley Residential
Mortgage Loan Trust
3,228,228
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,d
3,197,427
2,448,978
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
2,445,661
1,547,171
5.032%,  12/25/2070, Ser.
2026-NQM1, Class A2
a,d
1,533,778
PMT Loan Trust
3,871,026
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
3,915,330
2,400,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
2,418,141

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Collateralized Mortgage Obligations  3.1% -
continued
Sequoia Mortgage Trust
$ 4,400,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
$ 4,150,821
Total 39,621,874
Communications Services  5.7%
American Tower Corporation
1,500,000 5.350%,  3/15/2035 1,509,658
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,484,202
AT&T, Inc.
2,400,000 6.000%,  4/30/2056 2,315,012
1,750,000 3.650%,  6/1/2051 1,189,905
3,768,000 2.550%,  12/1/2033 3,185,780
3,200,000 5.400%,  2/15/2034 3,260,980
2,300,000 4.500%,  5/15/2035 2,177,962
2,300,000 4.850%,  3/1/2039 2,137,377
1,800,000 4.500%,  3/9/2048 1,440,593
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,550,000 6.550%,  6/1/2034 1,602,960
1,550,000 6.384%,  10/23/2035 1,566,089
1,600,000 5.850%,  12/1/2035 1,561,123
1,150,000 6.484%,  10/23/2045 1,059,538
Comcast Corporation
2,300,000 5.300%,  6/1/2034 2,332,227
1,600,000 4.600%,  10/15/2038 1,461,472
Crown Castle, Inc.
3,350,000 5.100%,  5/1/2033 3,322,529
Meta Platforms, Inc.
2,350,000 5.250%,  5/15/2036 2,343,407
2,350,000 6.200%,  5/15/2046 2,352,841
1,750,000 4.950%,  5/15/2033 1,756,591
Netflix, Inc.
3,700,000 4.875%,  6/15/2030
a
3,749,023
Orange SA
1,500,000 4.750%,  1/13/2033
a
1,481,037
Sprint Capital Corporation
7,050,000 8.750%,  3/15/2032 8,389,004
T-Mobile USA, Inc.
4,000,000 5.700%,  1/15/2056 3,775,498
3,100,000 3.400%,  10/15/2052 2,020,486
1,200,000 3.000%,  2/15/2041 876,395
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,052,289
2,800,000 4.750%,  1/15/2033 2,763,132
2,650,000 5.250%,  4/2/2035 2,649,487
1,221,000 5.401%,  7/2/2037 1,217,437
2,800,000 3.400%,  3/22/2041 2,148,481
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
a
2,811,539
Total 72,994,054
Consumer Cyclical  5.3%
Amazon.com, Inc.
1,450,000 5.800%,  3/13/2056 1,427,149
1,200,000 3.100%,  5/12/2051 777,495
1,750,000 5.450%,  11/20/2055 1,652,704
Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Cyclical  5.3% - continued
$ 2,050,000 4.875%,  3/13/2036 $ 2,019,931
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,277,237
Daimler Truck Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
a
2,040,524
2,500,000 2.375%,  12/14/2028
a
2,367,186
Flutter Treasury DAC
850,000 5.875%,  6/4/2031
a
846,821
Ford Motor Credit Company, LLC
1,400,000 5.850%,  5/17/2027 1,411,945
2,000,000 6.800%,  5/12/2028 2,060,943
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,205,991
1,800,000 6.400%,  1/9/2033 1,916,791
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,792,349
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,505,912
Hyundai Capital America
1,500,000 4.250%,  9/18/2028
a
1,486,973
2,250,000 4.750%,  4/6/2029
a
2,253,457
4,400,000 6.200%,  9/21/2030
a
4,615,625
1,750,000 5.000%,  4/7/2031
a
1,754,631
Las Vegas Sands Corporation
1,550,000 6.000%,  8/15/2029 1,594,835
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,231,129
3,250,000 2.625%,  4/1/2031 2,969,823
Marriott International, Inc./MD
2,100,000 4.625%,  6/15/2030 2,096,752
1,675,000 5.100%,  4/15/2032 1,700,747
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,526,884
Ralph Lauren Corporation
2,700,000 5.000%,  6/15/2032 2,743,866
Royal Caribbean Cruises, Ltd.
3,100,000 6.250%,  3/15/2032
a
3,168,761
Target Corporation
1,250,000 4.500%,  9/15/2034 1,217,413
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,656,475
Toyota Motor Credit Corporation
3,800,000 4.600%,  3/11/2033 3,747,150
2,650,000 5.350%,  1/9/2035 2,713,849
Uber Technologies, Inc.
2,300,000 5.350%,  9/15/2054 2,124,104
VICI Properties, LP/VICI Note
Company, Inc.
2,425,000 5.750%,  2/1/2027
a
2,437,169
90,000 4.625%,  12/1/2029
a
88,541
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,554,168
Total 67,985,330
Consumer Non-Cyclical  9.7%
Abbott Laboratories
3,200,000 5.600%,  3/15/2066 3,081,919
2,000,000 6.000%,  4/1/2039 2,145,879

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Non-Cyclical  9.7% - continued
AbbVie, Inc.
$ 1,875,000 5.400%,  3/15/2054 $ 1,779,467
1,550,000 5.600%,  3/15/2055 1,515,418
950,000 5.050%,  3/15/2034 963,146
1,900,000 4.550%,  3/15/2035 1,843,889
2,900,000 4.300%,  5/14/2036 2,742,744
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,884,871
2,100,000 5.250%,  3/2/2033 2,149,020
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,748,923
Anheuser-Busch InBev Worldwide,
Inc.
1,800,000 4.439%,  10/6/2048 1,519,073
BAT Capital Corporation
2,500,000 6.250%,  8/15/2055 2,520,449
1,900,000 6.343%,  8/2/2030 2,025,559
1,100,000 5.834%,  2/20/2031 1,150,811
1,600,000 7.750%,  10/19/2032 1,835,817
Bristol-Myers Squibb Company
1,550,000 5.550%,  2/22/2054 1,488,020
Bunge, Ltd. Finance Corporation
2,250,000 5.250%,  4/21/2032 2,289,810
725,000 4.650%,  9/17/2034 701,443
Cargill, Inc.
1,350,000 5.375%,  10/23/2055
a
1,264,628
Cigna Group
2,850,000 4.875%,  9/15/2032 2,854,626
3,400,000 4.800%,  8/15/2038 3,196,844
Constellation Brands, Inc.
1,150,000 4.800%,  1/15/2029 1,157,221
2,750,000 4.950%,  11/1/2035
c
2,670,744
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,850,000 4.750%,  1/15/2029
a
2,760,353
1,500,000 5.600%,  1/15/2031
a
1,459,269
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,068,238
1,850,000 5.550%,  6/1/2031 1,912,963
1,200,000 2.125%,  9/15/2031 1,047,415
2,750,000 5.050%,  3/25/2048 2,372,588
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,253,393
2,100,000 5.500%,  2/12/2055
c
2,044,209
1,750,000 4.700%,  2/27/2033 1,762,025
HCA, Inc.
3,100,000 5.450%,  4/1/2031 3,182,720
2,600,000 5.500%,  3/1/2032 2,664,367
2,650,000 4.900%,  11/15/2035 2,564,902
Imperial Brands Finance plc
2,650,000 5.625%,  7/1/2035
a
2,674,658
JBS NV/JBS USA Foods Group
Holdings. Inc./JBS USA Food
Company Holdings
1,650,000 3.625%,  1/15/2032 1,525,856
3,850,000 5.625%,  3/10/2037
a
3,842,954
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,172,785
Principal
Amount Long-Term Fixed Income  97.9% Value
Consumer Non-Cyclical  9.7% - continued
Mars, Inc.
$ 4,200,000 4.800%,  3/1/2030
a
$ 4,242,543
900,000 5.650%,  5/1/2045
a
885,579
Mattel, Inc.
1,750,000 5.000%,  11/17/2030
c
1,754,519
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,703,399
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
a
2,136,844
Novartis Capital Corporation
2,500,000 5.700%,  3/18/2056 2,504,133
Pfizer, Inc.
1,650,000 4.500%,  11/15/2032 1,634,465
1,750,000 4.875%,  11/15/2035 1,732,334
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,817,494
1,650,000 5.125%,  2/13/2031 1,687,492
2,065,000 5.750%,  11/17/2032 2,173,424
3,000,000 5.250%,  2/13/2034 3,056,833
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
a
1,619,938
2,600,000 4.374%,  12/2/2032
a
2,559,258
1,450,000 4.985%,  3/8/2034
a
1,468,476
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
a
732,837
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,437,708
2,400,000 5.300%,  7/5/2034 2,435,909
Tenet Healthcare Corporation
1,900,000 5.500%,  11/15/2032
a
1,895,154
Teva Pharmaceutical Finance
Netherlands III BV
5,600,000 4.100%,  10/1/2046 4,312,934
Tyson Foods, Inc.
1,900,000 4.950%,  2/20/2036 1,852,453
Unilever Capital Corporation
1,100,000 2.625%,  8/12/2051 669,849
Total 125,152,591
Energy  5.6%
Baker Hughes Holdings, LLC/
Baker Hughes Co-Obligor, Inc.
3,350,000 5.000%,  6/15/2036 3,296,832
BP Capital Markets America, Inc.
3,250,000 3.001%,  3/17/2052 2,051,662
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030
c
751,952
Cheniere Energy Partners, LP
1,500,000 4.000%,  3/1/2031 1,446,383
1,350,000 5.950%,  6/30/2033 1,416,827
3,100,000 5.550%,  10/30/2035 3,163,997
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 927,158
Columbia Pipelines Holding
Company, LLC
4,150,000 5.097%,  10/1/2031
a
4,186,722
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 460,335
450,000 5.400%,  4/18/2034 459,143

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Energy  5.6% - continued
DT Midstream, Inc.
$ 3,000,000 4.300%,  4/15/2032
a
$ 2,870,658
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,524,616
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
954,024
1,000,000 6.500%,  11/15/2026
b,f
1,001,179
2,350,000 3.750%,  5/15/2030 2,273,264
900,000 5.550%,  5/15/2034 918,167
1,550,000 5.700%,  4/1/2035 1,587,987
Enterprise Products Operating,
LLC
900,000
6.900%,  (TSFR3M +
3.248%), 8/16/2077
b
897,394
EOG Resources, Inc.
1,450,000 5.000%,  7/15/2032 1,469,410
EQT Corporation
1,500,000 7.500%,  6/1/2030 1,629,128
Expand Energy Corporation
1,500,000 4.750%,  2/1/2032 1,470,699
Kinder Morgan, Inc.
1,650,000 5.850%,  6/1/2035 1,730,051
MPLX, LP
2,700,000 5.000%,  1/15/2033 2,687,288
950,000 5.500%,  6/1/2034 961,613
Occidental Petroleum Corporation
3,300,000 6.450%,  9/15/2036 3,546,313
ONEOK, Inc.
2,300,000 6.350%,  1/15/2031 2,441,744
Ovintiv, Inc.
3,300,000 6.250%,  7/15/2033 3,498,309
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,734,131
Repsol E&P Capital Markets US,
LLC
3,100,000 5.204%,  9/16/2030
a
3,139,006
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029 1,836,661
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,480,928
775,000 5.500%,  2/15/2035 785,406
TotalEnergies Capital SA
700,000 5.150%,  4/5/2034 715,124
TransCanada PipeLines, Ltd.
1,800,000 6.125%,  10/17/2056
b
1,807,879
1,250,000 4.625%,  3/1/2034 1,210,588
Venture Global LNG, Inc.
3,850,000 9.000%,  9/30/2029
a,b,f
3,807,814
Venture Global Plaquemines LNG,
LLC
1,200,000 6.500%,  1/15/2034
a
1,257,001
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,010,590
1,650,000 5.600%,  3/15/2035 1,689,696
1,730,000 4.850%,  3/1/2048 1,488,001
Total 72,585,680
Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7%
200 Park Funding Trust
$ 1,550,000 5.740%,  2/15/2055
a
$ 1,496,176
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,242,625
3,150,000 5.375%,  12/15/2031 3,214,815
1,600,000 3.400%,  10/29/2033 1,421,982
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
a
1,163,856
1,650,000 6.500%,  7/18/2028
a
1,707,124
Allianz SE
1,500,000 6.500%,  10/30/2034
a,b,f
1,501,017
Ally Financial, Inc.
1,200,000 5.737%,  5/15/2029
b
1,218,272
1,250,000 8.000%,  11/1/2031 1,396,213
American Express Company
1,150,000 4.918%,  7/20/2033
b
1,152,727
2,000,000 5.284%,  7/26/2035
b
2,025,509
1,400,000 5.667%,  4/25/2036
b
1,450,082
3,800,000 5.412%,  2/8/2041
b
3,781,903
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,279,850
American International Group, Inc.
1,150,000 5.450%,  5/7/2035 1,172,784
Ameriprise Financial, Inc.
4,100,000 5.200%,  4/15/2035 4,115,786
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
a,b
1,312,291
1,500,000 5.898%,  7/10/2034
a,b,c
1,545,425
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,430,716
Apollo Debt Solutions BDC
4,700,000 5.200%,  12/8/2028
a
4,649,979
Ares Capital Corporation
1,200,000 2.875%,  6/15/2027 1,170,968
1,000,000 5.500%,  9/1/2030 986,707
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,980,755
Atlas Warehouse Lending
Company, LP
1,750,000 4.625%,  11/15/2028
a
1,727,854
Aviation Capital Group, LLC
1,875,000 5.125%,  4/10/2030
a
1,887,517
Avolon Holdings Funding, Ltd.
2,400,000 5.750%,  11/15/2029
a
2,458,845
2,700,000 4.900%,  10/10/2030
a
2,686,221
1,250,000 4.700%,  1/30/2031
a
1,227,875
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
a
925,425
Banco Santander SA
2,200,000 5.294%,  8/18/2027 2,222,443
2,800,000 4.867%,  4/15/2031 2,787,245
1,800,000 5.127%,  11/6/2035 1,759,321
Bank of America Corporation
2,030,000 3.194%,  7/23/2030
b
1,947,038
2,100,000 6.250%,  7/26/2030
b,f
2,122,409
2,750,000 2.572%,  10/20/2032
b
2,449,934
3,200,000 4.571%,  4/27/2033
b
3,149,085
3,400,000 5.288%,  4/25/2034
b
3,452,619
1,400,000 5.468%,  1/23/2035
b
1,430,329
5,250,000 5.511%,  1/24/2036
b
5,369,682

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7% - continued
$ 6,000,000 2.482%,  9/21/2036
b
$ 5,215,390
Bank of Montreal
2,850,000 5.511%,  6/4/2031 2,963,340
Bank of New York Mellon
Corporation
3,100,000 4.942%,  2/11/2031
b
3,142,124
Bank of Nova Scotia
4,350,000 6.875%,  10/27/2085
b
4,401,820
2,900,000 4.813%,  2/2/2034
b
2,867,876
Barclays plc
850,000 9.625%,  12/15/2029
b,f
948,566
1,400,000 5.367%,  2/25/2031
b
1,425,129
1,900,000 2.645%,  6/24/2031
b
1,746,700
1,800,000 4.521%,  2/24/2032
b
1,761,932
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
a
763,125
1,250,000 7.625%,  2/11/2035
a,b
1,302,125
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,516,389
1,050,000 4.250%,  1/15/2049 860,924
Blackstone Private Credit Fund
1,550,000 4.950%,  9/26/2027 1,538,369
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,867,688
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,082,785
2,700,000 5.350%,  4/13/2028 2,693,409
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,988,715
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
a
2,992,225
3,275,000 6.100%,  3/15/2028
c
3,261,470
BNP Paribas SA
1,950,000 4.792%,  5/9/2029
a,b
1,955,661
2,100,000 5.497%,  5/20/2030
a,b
2,149,516
2,050,000 6.875%,  12/15/2033
a,b,c,f
2,036,111
BPCE SA
1,250,000 6.612%,  10/19/2027
a,b
1,262,546
2,250,000 5.876%,  1/14/2031
a,b
2,320,431
1,350,000 6.508%,  1/18/2035
a,b
1,396,540
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 960,324
Brookfield Asset Management,
Ltd.
900,000 6.077%,  9/15/2055 889,532
Capital One Financial Corporation
4,100,000 6.312%,  6/8/2029
b
4,239,693
2,850,000 4.722%,  1/30/2032
b
2,816,180
2,125,000 5.197%,  9/11/2036
b
2,060,679
Capital One NA
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,572,090
Charles Schwab Corporation
1,450,000 4.000%,  12/1/2030
b,f
1,351,461
4,400,000 4.914%,  11/14/2036
b
4,293,748
Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7% - continued
Citadel Finance, LLC
$ 1,500,000 5.150%,  2/14/2031
a
$ 1,464,863
Citadel Securities Global Holdings,
LLC
1,000,000 5.125%,  1/27/2032
a
988,031
250,000 6.200%,  6/18/2035
a
255,576
Citigroup, Inc.
2,000,000 4.075%,  4/23/2029
b
1,984,991
2,050,000 5.174%,  2/13/2030
b
2,081,244
2,350,000 6.950%,  2/15/2030
b,f
2,391,590
4,100,000 3.057%,  1/25/2033
b
3,715,730
2,650,000 5.449%,  6/11/2035
b
2,695,964
3,400,000 6.020%,  1/24/2036
b
3,490,483
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,440,705
1,325,000 5.718%,  7/23/2032
b
1,365,185
COPT Defense Properties, LP
1,500,000 4.500%,  10/15/2030 1,482,880
Corebridge Global Funding
1,950,000 5.200%,  6/24/2029
a
1,979,358
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,011,133
Credit Agricole SA
2,700,000 7.125%,  9/23/2035
a,b,f
2,798,372
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,g
552,000
2,350,000 7.250%,  N/A
*,g
564,000
1,300,000 7.500%,  N/A
*,g
312,000
Deutsche Bank AG/New York, NY
2,850,000 5.373%,  1/10/2029
b
2,881,807
1,950,000 4.999%,  9/11/2030
b
1,958,594
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,750,000 5.950%,  9/17/2030
a
4,500,532
Elevance Health, Inc.
1,500,000 4.750%,  2/15/2033 1,482,915
EPR Properties
1,318,000 4.950%,  4/15/2028 1,318,252
2,200,000 4.750%,  11/15/2030 2,162,009
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,455,394
4,250,000 4.566%,  4/29/2032
b
4,185,963
First Citizens BancShares, Inc./NC
4,350,000 5.600%,  9/5/2035
b
4,253,077
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,739,454
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 809,032
Goldman Sachs Group, Inc.
4,950,000 5.207%,  1/28/2031
b
5,029,383
2,750,000 4.369%,  10/21/2031
b
2,697,742
3,800,000 3.102%,  2/24/2033
b
3,440,444
2,550,000 5.536%,  1/28/2036
b
2,591,714
1,400,000 5.065%,  1/21/2037
b
1,368,691
Goldman Sachs Private Credit
Corporation
3,600,000 5.050%,  2/23/2028
a
3,556,947
Healthcare Realty Holdings, LP
3,750,000 2.000%,  3/15/2031 3,276,824

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7% - continued
Highwoods Realty, LP
$ 950,000 4.125%,  3/15/2028 $ 936,502
1,900,000 4.200%,  4/15/2029 1,855,635
1,350,000 5.350%,  1/15/2033 1,337,180
HSBC Holdings plc
1,650,000 5.133%,  11/6/2036
b
1,618,229
1,800,000 5.279%,  3/10/2037
b
1,775,285
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,813,952
Invitation Homes Operating
Partnership, LP
1,250,000 5.450%,  8/15/2030 1,273,241
1,000,000 2.000%,  8/15/2031 859,436
Jane Street Group/JSG Finance,
Inc.
3,850,000 6.750%,  5/1/2033
a
3,955,147
JPMorgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,f
2,395,990
2,400,000 4.995%,  7/22/2030
b
2,429,585
1,800,000 2.956%,  5/13/2031
b
1,679,813
2,450,000 4.586%,  4/26/2033
b
2,418,151
2,450,000 4.912%,  7/25/2033
b
2,457,145
2,000,000 5.717%,  9/14/2033
b
2,075,293
850,000 5.336%,  1/23/2035
b
861,564
3,400,000 5.766%,  4/22/2035
b
3,544,277
2,900,000 4.946%,  10/22/2035
b
2,867,414
4,450,000 4.810%,  10/22/2036
b
4,322,773
4,500,000 5.193%,  2/5/2037
b
4,426,915
KeyCorp
1,650,000 6.401%,  3/6/2035
b
1,754,193
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,405,930
850,000 6.250%,  1/15/2036 850,783
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
2,750,000 4.750%,  6/15/2029
a
2,692,609
Lloyds Banking Group plc
3,700,000 4.241%,  2/10/2030
b
3,663,930
750,000 6.068%,  6/13/2036
b
768,244
LPL Holdings, Inc.
1,400,000 5.150%,  6/15/2030
c
1,409,541
3,100,000 4.375%,  5/15/2031
a
2,977,124
1,600,000 5.650%,  3/15/2035 1,598,972
Macquarie AirFinance Holdings,
Ltd.
1,650,000 5.200%,  3/27/2028
a
1,656,858
1,075,000 6.400%,  3/26/2029
a
1,111,312
375,000 6.500%,  3/26/2031
a
391,907
MetLife, Inc.
1,900,000 6.350%,  3/15/2055
b
1,944,956
Mitsubishi UFJ Financial Group,
Inc.
2,000,000 5.159%,  4/24/2031
b
2,028,136
2,250,000 5.133%,  7/20/2033
b
2,267,552
Mizuho Financial Group, Inc.
1,300,000 5.098%,  5/13/2031
b
1,319,100
1,400,000 1.979%,  9/8/2031
b
1,246,747
Morgan Stanley
2,350,000 5.656%,  4/18/2030
b
2,413,979
2,500,000 5.230%,  1/15/2031
b
2,541,444
2,400,000 3.622%,  4/1/2031
b
2,306,829
Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7% - continued
$ 3,150,000 5.192%,  4/17/2031
b
$ 3,199,375
1,900,000 1.794%,  2/13/2032
b
1,653,779
2,000,000 2.943%,  1/21/2033
b
1,804,229
950,000 4.889%,  7/20/2033
b
948,095
2,900,000 6.342%,  10/18/2033
b
3,108,117
3,400,000 5.250%,  4/21/2034
b
3,434,044
1,100,000 6.627%,  11/1/2034
b,c
1,198,530
1,400,000 5.466%,  1/18/2035
b
1,426,543
1,850,000 5.587%,  1/18/2036
b
1,896,477
1,100,000 5.664%,  4/17/2036
b
1,129,978
1,750,000 5.314%,  1/18/2041
b
1,703,134
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
a,b
2,222,011
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
a
1,356,003
NatWest Group plc
3,850,000 5.115%,  5/23/2031
b
3,893,173
2,900,000 3.032%,  11/28/2035
b
2,651,467
New York Life Insurance Company
2,200,000 3.750%,  5/15/2050
a
1,605,911
Nippon Life Insurance Company
2,000,000 6.500%,  4/30/2055
a,b
2,106,536
Omega Healthcare Investors, Inc.
1,875,000 3.625%,  10/1/2029 1,806,674
Pacific Life Insurance Company
2,200,000 5.950%,  9/15/2055
a
2,149,591
Phillips Edison Grocery Center
Operating Partnership I, LP
2,950,000 5.250%,  8/15/2032 2,996,348
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,756,272
3,000,000 5.068%,  1/24/2034
b
3,009,614
1,900,000 6.875%,  10/20/2034
b
2,101,391
1,450,000 5.373%,  7/21/2036
b
1,457,062
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
58,341
4.136%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
55,555
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,697,198
1,000,000 5.250%,  1/15/2034 1,011,831
1,800,000 5.100%,  1/15/2035 1,790,062
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,644,061
1,350,000 5.502%,  9/6/2035
b
1,356,088
RGA Global Funding
3,500,000 6.000%,  11/21/2028
a
3,614,243
900,000 5.500%,  1/11/2031
a
927,491
Royal Bank of Canada
1,900,000 6.750%,  8/24/2085
b
1,933,611
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
976,192
Societe Generale SA
3,850,000 4.450%,  4/12/2030
a,b
3,813,131
3,100,000 5.512%,  5/22/2031
a,b
3,165,515
1,200,000 6.100%,  4/13/2033
a,b
1,248,970
Standard Chartered plc
950,000 5.688%,  5/14/2028
a,b
961,003

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Financials  35.7% - continued
State Street Corporation
$ 3,100,000 4.729%,  2/28/2030 $ 3,131,533
Sumisho Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,f
2,886,661
1,500,000 3.000%,  2/1/2030 1,399,527
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033 3,039,686
Toronto-Dominion Bank
2,700,000 4.808%,  6/3/2030 2,722,584
1,750,000 5.146%,  9/10/2034
b
1,759,376
Truist Financial Corporation
1,150,000 5.435%,  1/24/2030
b
1,176,739
4,700,000 5.071%,  5/20/2031
b
4,758,148
2,800,000 4.597%,  1/27/2032
b
2,772,219
U.S. Bancorp
900,000 5.384%,  1/23/2030
b
920,350
2,650,000 5.046%,  2/12/2031
b
2,689,967
900,000 5.678%,  1/23/2035
b
930,086
UBS Group AG
250,000 3.091%,  5/14/2032
a,b
229,756
1,750,000 7.000%,  1/8/2036
a,b,f
1,776,105
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,288,729
2,150,000 4.950%,  5/15/2062 1,824,093
760,000 4.750%,  7/15/2045 667,196
1,775,000 4.450%,  12/15/2048 1,462,318
Unum Group
2,650,000 4.046%,  8/15/2041
a
2,129,201
Ventas Realty, LP
1,600,000 5.100%,  7/15/2032 1,617,777
3,200,000 5.000%,  1/15/2035 3,149,825
Wells Fargo & Company
2,150,000 5.198%,  1/23/2030
b
2,186,309
2,550,000 5.244%,  1/24/2031
b
2,599,485
2,450,000 5.150%,  4/23/2031
b
2,492,186
2,700,000 4.897%,  7/25/2033
b
2,694,525
1,900,000 6.491%,  10/23/2034
b
2,058,961
2,200,000 4.892%,  9/15/2036
b
2,143,174
1,950,000 4.960%,  1/23/2037
b
1,899,816
Welltower OP, LLC
1,950,000 5.125%,  7/1/2035 1,955,164
Western Alliance Bank
2,000,000 6.537%,  11/15/2035
b
1,977,040
Zions Bancorp NA
2,700,000 4.483%,  2/9/2029
b
2,685,226
Total 461,035,636
Foreign Government  0.8%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
a
2,331,395
1,875,000 6.000%,  2/22/2033
a
1,869,844
Equinor ASA
3,250,000 4.750%,  11/14/2035 3,201,106
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,934,990
Total 10,337,335
Principal
Amount Long-Term Fixed Income  97.9% Value
Mortgage-Backed Securities  1.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 6,189,972 5.000%,  5/1/2054 $ 6,182,862
6,454,063 5.000%,  8/1/2055 6,439,568
Total 12,622,430
Technology  8.6%
Accenture Capital, Inc.
725,000 4.500%,  10/4/2034 698,487
Alphabet, Inc.
1,250,000 5.650%,  2/15/2056 1,226,034
4,750,000 5.300%,  5/15/2065 4,326,326
1,400,000 4.800%,  2/15/2036 1,385,773
3,300,000 5.500%,  2/15/2046 3,245,187
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,138,366
1,750,000 3.950%,  8/8/2052 1,357,109
1,080,000 3.750%,  9/12/2047 838,230
Block, Inc.
850,000 5.625%,  8/15/2030
a
850,858
2,600,000 6.000%,  8/15/2033
a
2,594,982
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,023,675
2,400,000 3.137%,  11/15/2035
a
2,045,585
3,950,000 3.187%,  11/15/2036
a
3,314,470
1,800,000 4.926%,  5/15/2037
a
1,753,676
2,750,000 4.900%,  2/15/2038
c
2,657,497
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,408,020
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,361,909
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,754,448
Fidelity National Information
Services, Inc.
2,100,000 4.800%,  3/10/2031 2,088,777
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,829,729
2,500,000 5.600%,  3/2/2033 2,535,032
2,800,000 5.150%,  8/12/2034 2,728,484
Foundry JV Holdco, LLC
3,100,000 6.150%,  1/25/2032
a
3,261,355
3,700,000 5.900%,  1/25/2033
a
3,849,604
2,500,000 5.875%,  1/25/2034
a
2,537,361
Global Payments, Inc.
1,300,000 5.400%,  8/15/2032
c
1,293,272
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,929,811
HUT 8 DC, LLC
1,900,000 6.192%,  11/15/2042
a
1,915,725
Intel Corporation
1,200,000 5.000%,  8/15/2033 1,195,312
1,200,000 5.300%,  5/15/2036 1,194,963
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,110,442
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,266,875
1,950,000 4.550%,  1/15/2035 1,912,504

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Technology  8.6% - continued
Microchip Technology, Inc.
$ 900,000 5.050%,  3/15/2029 $ 911,706
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 940,128
Oracle Corporation
2,000,000 6.700%,  2/4/2056 1,843,205
2,200,000 6.850%,  2/4/2066 2,021,342
2,300,000 5.550%,  2/6/2053 1,829,579
4,240,000 3.950%,  3/25/2051 2,665,181
2,650,000 4.800%,  9/26/2032 2,519,792
2,600,000 5.350%,  5/4/2033
c
2,528,162
2,600,000 6.550%,  2/4/2046 2,417,987
4,750,000 4.000%,  7/15/2046 3,170,501
Paychex, Inc.
2,650,000 5.350%,  4/15/2032 2,673,697
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,228,669
2,700,000 5.100%,  9/15/2035 2,620,944
Salesforce, Inc.
3,350,000 4.900%,  9/15/2031 3,340,160
3,300,000 5.550%,  3/15/2036 3,290,884
Synopsys, Inc.
2,200,000 5.000%,  4/1/2032 2,223,246
2,925,000 5.150%,  4/1/2035 2,925,314
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,913,527
VeriSign, Inc.
2,150,000 5.250%,  6/1/2032 2,179,870
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,681,708
Total 111,555,480
Transportation  1.9%
Air Canada
1,400,000 3.875%,  8/15/2026
a
1,396,129
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
2,000,000 5.750%,  4/20/2029
a
2,001,358
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,328,114
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,670,273
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,416,666 4.750%,  10/20/2028
a
2,418,576
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
a
1,971,483
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,128,648
FedEx Freight Holding Company,
Inc.
2,800,000 5.250%,  3/15/2036
a
2,725,479
United Airlines Holdings, Inc.
3,100,000 5.375%,  3/1/2031 3,055,403
United Airlines Pass Through Trust
380,920 3.750%,  9/3/2026
c
380,236
United Airlines, Inc.
3,425,000 4.625%,  4/15/2029
a
3,380,903
Principal
Amount Long-Term Fixed Income  97.9% Value
Transportation  1.9% - continued
United Parcel Service, Inc.
$ 2,600,000 5.950%,  5/14/2055 $ 2,638,730
Total 25,095,332
U.S. Government & Agencies  3.9%
Tennessee Valley Authority
2,750,000 5.250%,  2/1/2055 2,676,320
U.S. Treasury Bonds
7,000,000 4.625%,  11/15/2055 6,601,875
8,500,000 4.375%,  8/15/2043 7,954,805
3,500,000 5.000%,  5/15/2045 3,513,672
2,500,000 4.625%,  2/15/2046 2,387,500
U.S. Treasury Notes
14,000,000 3.500%,  2/28/2031 13,687,187
6,000,000 4.125%,  3/31/2032 6,000,469
8,000,000 4.125%,  2/15/2036 7,831,250
Total 50,653,078
Utilities  9.8%
AES Corporation
3,550,000 7.600%,  1/15/2055
b
3,616,495
Algonquin Power & Utilities
Corporation
3,500,000 4.750%,  1/18/2082
b
3,455,646
American Electric Power
Company, Inc.
2,650,000 6.050%,  3/15/2056
b
2,641,568
1,925,000 7.050%,  12/15/2054
b
2,014,389
1,250,000 5.625%,  3/1/2033 1,292,863
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,253,191
4,350,000 5.200%,  4/1/2036 4,354,891
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 2,004,478
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,164,470
CenterPoint Energy, Inc.
1,225,000 7.000%,  2/15/2055
b
1,263,748
2,250,000 6.700%,  5/15/2055
b
2,295,227
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 922,078
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,216,116
2,250,000 4.125%,  5/15/2049 1,762,230
Constellation Energy Generation,
LLC
1,200,000 5.875%,  1/15/2066 1,152,792
1,900,000 5.800%,  3/1/2033 1,992,263
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,502,375
1,000,000 4.350%,  1/15/2027
b,f
991,415
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,879,216
2,600,000 5.200%,  4/1/2030 2,649,615
1,450,000 5.850%,  6/1/2034 1,519,684
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,243,580
1,500,000 3.500%,  6/15/2051 1,004,833

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.9% Value
Utilities  9.8% - continued
$ 2,050,000 5.800%,  6/15/2054 $ 1,961,232
3,000,000 5.000%,  8/15/2052 2,566,237
1,500,000 6.450%,  9/1/2054
b,c
1,567,127
1,800,000 3.750%,  9/1/2046 1,325,914
Exelon Corporation
1,200,000 4.100%,  3/15/2052 905,321
3,100,000 5.875%,  3/15/2055 3,012,389
FirstEnergy Corporation
2,200,000 4.850%,  7/15/2047 1,890,861
FirstEnergy Transmission, LLC
5,200,000 4.750%,  1/15/2033 5,145,691
1,850,000 5.450%,  7/15/2044
a
1,752,883
Florida Power & Light Company
800,000 5.300%,  6/15/2034 822,498
Georgia Power Company
700,000 5.250%,  3/15/2034 713,268
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 967,062
Kentucky Utilities Company
1,000,000 5.850%,  8/15/2055 991,155
MidAmerican Energy Company
4,200,000 5.500%,  11/15/2056 4,016,346
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,154,135
Nevada Power Company
675,000 6.000%,  3/15/2054 676,493
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
2,041,892
1,850,000 5.300%,  3/15/2032 1,897,894
Niagara Mohawk Power
Corporation
2,450,000 5.996%,  7/3/2055
a
2,400,088
NiSource, Inc.
2,900,000 5.850%,  4/1/2055 2,820,175
1,750,000 5.750%,  7/15/2056
b,c
1,750,319
950,000 5.200%,  7/1/2029 968,331
1,000,000 5.350%,  7/15/2035 1,009,153
1,080,000 4.375%,  5/15/2047 878,899
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,159,721
Pacific Gas and Electric Company
3,200,000 4.550%,  7/1/2030 3,163,962
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,148,826
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 973,615
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,780,656
1,650,000 5.400%,  3/15/2035 1,666,679
Sempra
3,250,000 6.400%,  10/1/2054
b
3,275,103
4,300,000 5.250%,  3/15/2036 4,247,782
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,597,422
Southern Company
2,000,000 5.700%,  10/15/2032 2,090,554
Principal
Amount Long-Term Fixed Income  97.9% Value
Utilities  9.8% - continued
$ 1,350,000 3.750%,  9/15/2051
b
$ 1,344,426
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,415,911
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 946,183
1,800,000 5.000%,  1/15/2034 1,797,499
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
a
1,555,878
3,500,000 4.375%,  5/1/2029
a
3,439,107
1,250,000 4.700%,  1/31/2031
a
1,230,628
1,700,000 5.250%,  4/30/2033
a
1,693,968
Xcel Energy, Inc.
1,600,000 5.750%,  12/3/2056
b
1,582,424
1,900,000 5.600%,  4/15/2035 1,935,024
Total 126,473,894
Total Long-Term Fixed Income
(cost $1,290,095,721) 1,263,711,461
Shares
Collateral Held for Securities
Loaned 1.3% Value
16,001,500 Thrivent Cash Management Trust 16,001,500
Total Collateral Held for
Securities Loaned
(cost $16,001,500) 16,001,500
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 4,332,000
Total 4,332,000
Total Preferred Stock
(cost $3,133,200) 4,332,000
Shares or
Principal
Amount Short-Term Investments 1.0% Value
Federal Home Loan Bank Discount
Notes
200,000 3.635%, 5/1/2026
h,i
199,980
200,000 3.620%, 5/27/2026
h,i
199,461
200,000 3.600%, 5/29/2026
h,i
199,422
300,000 3.610%, 6/10/2026
h,i
298,770
200,000 3.640%, 6/22/2026
h,i
198,940
200,000 3.600%, 7/15/2026
h,i
198,482
Federal National Mortgage
Association Discount Notes
100,000 3.595%, 6/1/2026
h,i
99,680
State Street Institutional U.S.
Government Money Market
Fund
11,340,928 3.596%
h
11,340,928
Total Short-Term Investments
(cost $12,735,781) 12,735,663
Total Investments (cost
$1,321,966,202) 100.5% $1,296,780,624
Other Assets and Liabilities, Net
(0.5%) (6,337,745)
Total Net Assets 100.0% $1,290,442,879

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $283,135,695 or 21.9%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is on loan.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
e All or a portion of the security is insured or guaranteed.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of April 30, 2026 was $1,428,000 or 0.11% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 2,600,260
Credit Suisse Group AG  8/4/2020 2,300,000
Credit Suisse Group AG  7/9/2018 1,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 15,419,190
Total lending $15,419,190
Gross amount payable upon return of
collateral for securities loaned $16,001,500
Net amounts due to counterparty $582,310
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $14,638,043
Gross unrealized depreciation (40,827,636)
Net unrealized appreciation (depreciation) ($26,189,593)
Cost for federal income tax purposes $1,322,241,130

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 22,026,051 – 22,026,051 –
Capital Goods 65,572,696 – 65,572,696 –
Collateralized Mortgage Obligations 39,621,874 – 39,621,874 –
Communications Services 72,994,054 – 72,994,054 –
Consumer Cyclical 67,985,330 – 67,985,330 –
Consumer Non-Cyclical 125,152,591 – 125,152,591 –
Energy 72,585,680 – 72,585,680 –
Financials 461,035,636 – 461,035,636 –
Foreign Government 10,337,335 – 10,337,335 –
Mortgage-Backed Securities 12,622,430 – 12,622,430 –
Technology 111,555,480 – 111,555,480 –
Transportation 25,095,332 – 25,095,332 –
U.S. Government & Agencies 50,653,078 – 50,653,078 –
Utilities 126,473,894 – 126,473,894 –
Preferred Stock
Capital Goods 4,332,000 4,332,000 – –
Short-Term Investments 12,735,663 11,340,928 1,394,735 –
Subtotal Investments in Securities $1,280,779,124 $15,672,928 $1,265,106,196 $–
Other Investments  * Total
Collateral Held for Securities Loaned 16,001,500
Subtotal Other Investments $16,001,500
Total Investments at Value $1,296,780,624
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 729,087 729,087 – –
Total Liability Derivatives $729,087 $729,087 $– $–
The following table presents Income Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $1,394,735 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 200 June 2026 $ 21,739,737 ( $ 172,548)
CBOT U.S. Long Bond 150 June 2026 17,100,329 (173,767)
Ultra 10-Yr. U.S. Treasury Note 200 June 2026 22,954,648 (382,772)
Total Futures Long Contracts $ 61,794,714 ( $ 729,087)
Total Futures Contracts $ 61,794,714 ($729,087)

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 729,087
Total Interest Rate Contracts 729,087
Total Liability Derivatives $729,087
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 405,783
Total Interest Rate Contracts 405,783
Total $405,783
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,021,209)
Total Interest Rate Contracts (1,021,209)
Total ($1,021,209)
The following table presents Income Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $38,045,153
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $11,617 $97,239 $92,854 $16,002 16,002 1.3%
Total Collateral Held for Securities Loaned 11,617 16,002 1.3
Total Value $11,617 $16,002

Income Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $19
Total Affiliated Income from Securities Loaned, Net $19
Total $– $– $–

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 92.9% Value
Australia  4.3%
21,303 4DMedical, Ltd.
a
$ 63,069
1,757 AGL Energy, Ltd. 12,174
68,523 Alkane Resources, Ltd.
a
75,928
11,006 Ampol, Ltd. 278,677
8,792 Ansell, Ltd. 168,659
52,349 ANZ Group Holdings, Ltd. 1,390,464
454,575 Aurizon Holdings, Ltd. 1,373,276
4,112 Bank of Queensland, Ltd. 19,962
7,830 Bendigo and Adelaide Bank, Ltd. 60,526
232,270 BHP Group, Ltd. 9,193,063
8,720 BlueScope Steel, Ltd. 189,563
127,809 Brambles, Ltd. 2,082,317
24,479 Challenger, Ltd. 152,361
27,337 Champion Iron, Ltd. 94,438
53,177 Charter Hall Retail REIT 150,884
15,649 Charter Hall Social Infrastructure
REIT 29,293
8,248 Codan, Ltd. 249,946
34,012 Commonwealth Bank of Australia 4,284,024
16,644 Credit Corp Group, Ltd. 129,813
24,291 Deterra Royalties, Ltd. 73,161
60,312 Dexus Industria REIT 107,811
227,878 DEXUS Property Group 1,027,989
14,922 Dicker Data, Ltd. 95,949
65,856 Downer EDI, Ltd. 353,871
219,017 Dyno Nobel, Ltd. 520,054
6,970 Evolution Mining, Ltd. 61,623
8,572 Genesis Minerals, Ltd.
a
36,936
435,977 GPT Group 1,503,613
9,576 Greatland Resources, Ltd.
a
93,713
19,644 Harvey Norman Holdings, Ltd. 64,204
38,855 Helia Group, Ltd. 151,208
144,451 HomeCo Daily Needs REIT 132,861
4,589 Independence Group NL
a
25,250
2,911 JB Hi-Fi, Ltd. 162,570
109,574 Liontown, Ltd.
a
191,852
12,307 Magellan Financial Group, Ltd. 91,247
9,513 Mineral Resources, Ltd.
a
447,779
52,954 National Australia Bank, Ltd. 1,531,834
152,645 Nickel Industries, Ltd.
a
115,772
113,792 NRW Holdings, Ltd. 507,371
160,436 Orica, Ltd. 2,447,044
214,384 Perenti, Ltd. 290,165
62,124 Perseus Mining, Ltd. 248,973
113,678 PLS Group, Ltd.
a
505,799
154,456 QBE Insurance Group, Ltd. 2,501,851
4,067 Ramsay Health Care, Ltd. 115,043
106,423 Region Group 177,963
156,048 Regis Resources, Ltd. 800,141
185,165 Resolute Mining, Ltd.
a
158,450
36,687 Rio Tinto, Ltd. 4,493,761
6,144 Sandfire Resources, Ltd.
a
74,229
16,835 SmartGroup Corporation, Ltd. 109,798
18,570 South32, Ltd. 55,033
31,640 SRG Global, Ltd. 66,089
73,588 Stanmore Resources, Ltd. 124,835
57,668 Steadfast Group, Ltd. 177,377
172,423 Tabcorp Holdings, Ltd. 141,716
3,412 Technology One, Ltd. 70,306
767,951 Telstra Corporation, Ltd. 2,949,324
70,539 Vault Minerals, Ltd. 235,336
114,300 Ventia Services Group, Pty. Ltd. 440,017
45,604 Virgin Australia Holdings, Ltd.
a
71,246
172,400 Waypoint REIT, Ltd. 307,657
41,866 Westgold Resources, Ltd. 166,257
Shares Common Stock  92.9% Value
Australia  4.3%  - continued
59,639 Westpac Banking Corporation $ 1,668,495
14,618 Whitehaven Coal, Ltd. 89,325
12,662 Worley, Ltd. 108,465
Total 45,889,800
Austria  0.1%
1,395 Erste Group Bank AG 154,142
3,949 Porr AG 180,756
11,354 Voestalpine AG 587,038
1,584 Wienerberger AG
a
45,927
Total 967,863
Belgium  0.8%
6,772 Ackermans & van Haaren NV 2,233,501
1,395 Aedifica SA 117,601
9,796 Ageas SA NV 767,663
56,170 Anheuser-Busch InBev SA/NV 4,244,311
4,705 Barco NV 52,664
3,269 Bekaert SA 161,427
301 Deme Group NV 68,687
2,627 Fagron NV 74,108
3,178 UCB SA
a
865,344
14,386 Umicore SA
a
290,962
Total 8,876,268
Bermuda  0.3%
16,999 Aegon, Ltd. 140,865
41,411 AutoStore Holdings, Ltd.
a,b
53,088
2,578 Credicorp, Ltd. 835,710
23,120 Hiscox, Ltd. 486,496
15,700 Jardine Matheson Holdings, Ltd. 1,070,305
77,000 Nine Dragons Paper Holdings, Ltd.
a
62,533
15,572 Odfjell Drilling, Ltd. 167,070
35,500 Orient Overseas International, Ltd. 619,762
86,000 PAX Global Technology, Ltd. 42,822
66,000 Yue Yuen Industrial Holdings, Ltd. 122,604
Total 3,601,255
Brazil  1.2%
36,600 Allos SA 226,024
59,700 Alupar Investimento SA 417,266
108,600 Ambev SA 319,980
16,232 Axia Energia SA ADR 203,711
39,500 Banco ABC Brasil SA 200,220
177,556 Banco Bradesco SA ADR 688,917
104,000 Banco do Brasil SA 467,095
249,600 Banco do Estado do Rio Grande
do Sul SA 786,332
955,050 Cogna Educacao SA 536,177
11,411 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR
a
383,752
20,300 Companhia de Saneamento de
Minas Gerais COPASA MG 222,112
69,230 Companhia Energetica de Minas
Gerais ADR 174,460
931 Companhia Paranaense de Energia
- COPEL ADR 11,982
18,200 CPFL Energia SA 180,758
64,658 Cury Construtora e Incorporadora
SA 390,157
53,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 253,181

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Brazil  1.2%  - continued
135,500 Direcional Engenharia SA $ 352,172
11,000 EcoRodovias Infraestrutura e
Logistica SA 19,460
218,568 Itau Unibanco Holding SA ADR 1,901,542
124,700 JHSF Participacoes SA 314,533
12,000 M. Dias Branco SA 57,191
278,098 Metalurgica Gerdau SA 558,802
80,427 Petroleo Brasileiro SA - Petrobras
ADR 1,771,807
52,700 TIM SA/Brazil 274,473
14,000 Transmissora Alianca de Energia
Eletrica SA 120,271
102,196 Vale SA ADR 1,671,926
Total 12,504,301
Canada  7.9%
13,870 Agnico Eagle Mines, Ltd.
a
2,608,175
33,976 Air Canada
a
466,487
6,519 Alamos Gold, Inc. 260,369
15,521 Algonquin Power & Utilities
Corporation 97,353
18,796 Alimentation Couche-Tard, Inc. 1,111,972
6,606 AltaGas, Ltd. 247,588
14,721 Andean Precious Metals
Corporation
a
67,734
1,659 ARC Resources, Ltd. 39,351
8,785 ATCO, Ltd.
a
440,495
16,441 Athabasca Oil Corporation
a
144,760
8,455 AtkinsRealis Group, Inc. 583,419
37,538 B2Gold Corporation 169,679
17,740 Bank of Montreal 2,701,323
31,094 Bank of Nova Scotia 2,419,122
50,677 Barrick Mining Corporation 1,991,115
39,603 Bausch Health Companies, Inc.
a
226,529
91,265 Baytex Energy Corporation 462,926
18,177 BCE, Inc. 431,960
1,338 Bombardier, Inc.
a
284,316
821 Brookfield Asset Management, Ltd. 39,444
50,952 Brookfield Corporation 2,301,252
3,160 Brookfield Renewable Corporation 114,689
11,510 Cameco Corporation 1,416,191
21,666 Canadian Imperial Bank of
Commerce 2,417,577
10,112 Canadian National Railway
Company 1,135,781
45,871 Canadian Natural Resources, Ltd. 2,189,624
16,719 Canadian Pacific Kansas City, Ltd. 1,454,104
4,244 Canadian Tire Corporation, Ltd. 590,226
14,719 Canadian Utilities, Ltd.
a
525,435
50,245 Cascades, Inc. 398,010
9,026 CCL Industries, Inc. 569,993
3,914 Celestica, Inc.
a
1,603,135
30,793 Cenovus Energy, Inc. 900,883
25,679 Centerra Gold, Inc. 446,904
39,825 CES Energy Solutions Corporation 567,023
9,137 CGI, Inc.
a
598,057
18,500 China Gold International Resources
Corporation, Ltd. 397,387
6,073 Cogeco Communications, Inc. 281,396
265 Constellation Software, Inc./Canada 482,630
3,403 Dollarama, Inc. 434,911
1,521 Eldorado Gold Corporation 47,288
5,440 Emera, Inc.
a
290,232
14,962 Empire Company, Ltd. 512,190
60,685 Enbridge, Inc.
a
3,365,854
Shares Common Stock  92.9% Value
Canada  7.9%  - continued
707 Fairfax Financial Holdings, Ltd.
a
$ 1,223,487
6,561 Finning International, Inc.
a
480,501
23,409 First Majestic Silver Corporation 461,391
31,787 First Quantum Minerals, Ltd.
a
778,323
14,522 Fortis, Inc.
a
830,470
38,973 Fortuna Mining Corporation
a
376,089
3,116 Franco-Nevada Corporation 717,739
9,952 George Weston, Ltd. 718,220
1,625 GFL Environmental, Inc. 65,198
19,081 Gibson Energy, Inc. 417,904
46,974 GoGold Resources, Inc.
a
90,604
10,672 Great-West Lifeco, Inc.
a
570,231
973 Groupe Dynamite, Inc. 63,572
20,897 Hudbay Minerals, Inc. 483,369
1,839 Hydro One, Ltd. 79,010
667 iA Financial Corporation, Inc.
a
85,843
32,001 IAMGOLD Corporation
a
539,857
7,246 Imperial Oil, Ltd. 970,650
4,096 Intact Financial Corporation 789,257
42,029 Kinross Gold Corporation 1,270,957
7,135 Linamar Corporation 477,418
17,411 Loblaw Companies, Ltd. 802,648
1,372 Lundin Gold, Inc. 92,207
28,790 Lundin Mining Corporation 738,852
13,662 Magna International, Inc. 869,860
43,226 Manulife Financial Corporation
a
1,699,636
4,192 Maple Leaf Foods, Inc. 88,571
4,708 Metro, Inc./CN
a
315,611
8,836 National Bank of Canada 1,333,775
17,330 Nutrien, Ltd. 1,317,080
15,623 OceanaGold Corporation 483,751
19,956 Open Text Corporation 452,347
12,515 Pan American Silver Corporation 654,409
6,333 Parex Resources, Inc. 133,434
4,549 Pembina Pipeline Corporation 211,752
21,967 Power Corporation of Canada 1,225,501
4,617 Precision Drilling Corporation
a
430,650
12,919 Quebecor, Inc. 543,828
215 RB Global, Inc. 22,463
2,013 Restaurant Brands International,
Inc. 162,436
5,726 Rogers Communications, Inc. 208,452
34,280 Royal Bank of Canada 6,165,529
19,535 Saputo, Inc.
a
591,508
26,512 Shopify, Inc.
a
3,211,399
952 South Bow Corporation 32,590
8,244 SSR Mining, Inc.
a
237,510
3,143 Stella-Jones, Inc. 194,501
18,689 Sun Life Financial, Inc.
a
1,346,554
36,538 Suncor Energy, Inc. 2,503,741
68,159 Tamarack Valley Energy, Ltd. 639,265
31,814 TC Energy Corporation 2,133,190
11,184 Teck Resources, Ltd. 653,481
1,463 Toromont Industries, Ltd. 227,493
42,034 Toronto-Dominion Bank 4,528,167
8,124 Wheaton Precious Metals
Corporation 1,027,361
15,921 Whitecap Resources, Inc. 187,885
3,449 WSP Global, Inc. 573,839
Total 85,366,255
Cayman Islands  3.0%
82,500 3SBio, Inc.
b
246,769
401,388 Alibaba Group Holding, Ltd. 6,615,281
380,500 China Hongqiao Group, Ltd. 1,610,675

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Cayman Islands  3.0%  - continued
79,000 China Resources Land, Ltd. $ 331,921
571,000 Consun Pharmaceutical Group,
Ltd. 1,183,199
78,000 Geely Automobile Holdings, Ltd. 228,050
11,348 Hello Group, Inc. ADR 70,812
30,000 Hengan International Group
Company, Ltd. 102,851
12,668 Huazhu Group, Ltd. ADR 654,175
6,757 JOYY, Inc. ADR 398,595
274,000 Kingboard Holdings, Ltd. 1,553,237
37,500 Kingboard Laminates Holdings,
Ltd. 167,406
144,000 Li Ning Company, Ltd. 374,900
8,829 Meituan
a,b
94,993
86,500 NetDragon Websoft Holdings, Ltd. 95,648
14,570 NetEase, Inc. ADR 1,712,121
31,495 NU Holdings, Ltd./Cayman Islands
a
456,048
10,003 PDD Holdings, Inc. ADR
a
999,100
1,260,000 Shui On Land, Ltd. 85,575
180,490 Tencent Holdings, Ltd. 10,961,567
182,000 VSTECS Holdings, Ltd. 238,430
2,034,500 WH Group, Ltd.
b
2,472,830
116,000 WuXi Biologics (Cayman), Inc.
a,b
495,638
140,000 Xiaomi Corporation
a,b
525,308
21,450 ZTO Express Cayman, Inc. 543,518
Total 32,218,647
Chile  0.1%
140,473 Aguas Andinas SA 53,156
7,449 Banco de Chile ADR 282,094
5,071 Banco de Credito e Inversiones SA 342,646
10,555 Banco Santander Chile SA ADR 337,549
1,095,432 Colbun SA 163,132
3,232,558 Latam Airlines Group SA 76,879
Total 1,255,456
China  3.7%
393,000 Agricultural Bank of China, Ltd.,
Class H 306,579
91,100 Aluminum Corporation of China,
Ltd., Class A 157,240
434,000 Aluminum Corporation of China,
Ltd., Class H 635,618
30,000 Angel Yeast Company, Ltd. 165,066
31,800 Anhui Conch Cement Company,
Ltd., Class A 98,327
40,000 Anhui Expressway Company, Ltd. 81,105
1,522,000 BAIC Motor Corporation, Ltd.
a,b
271,454
1,707,000 Bank of China, Ltd., Class H 1,108,457
337,000 Bank of Communications Company,
Ltd., Class H 308,249
37,000 Bank of Ningbo Company, Ltd. 179,757
225,900 Baoshan Iron & Steel Company,
Ltd. 209,005
267,700 BOE Technology Group Company,
Ltd. 160,391
2,300 BYD Company, Ltd., Class H
a
30,595
10,700 Chaozhou Three-Circle Group
Company, Ltd. 135,786
189,300 China CITIC Bank Corporation,
Ltd., Class A 232,967
966,000 China CITIC Bank Corporation,
Ltd., Class H 1,013,044
574,000 China Coal Energy Company, Ltd. 1,073,861
Shares Common Stock  92.9% Value
China  3.7%  - continued
2,541,000 China Construction Bank
Corporation, Class H $ 2,868,281
42,600 China International Capital
Corporation, Ltd., Class A 214,542
478,800 China International Capital
Corporation, Ltd., Class H
b
1,250,000
70,799 China Life Insurance Company,
Ltd., Class A 381,167
475,000 China Life Insurance Company,
Ltd., Class H 1,752,301
71,100 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 90,518
495,500 China Minsheng Banking
Corporation, Ltd. 226,123
53,300 China Pacific Insurance (Group)
Company, Ltd., Class A 291,676
391,200 China Pacific Insurance (Group)
Company, Ltd., Class H 1,707,732
224,200 China Petroleum & Chemical
Corporation, Class A 177,062
346,000 China Railway Group, Ltd. 167,734
59,900 China Resources Sanjiu Medical &
Pharmaceutical Company, Ltd. 227,113
65,000 China Shenhua Energy Company,
Ltd., Class H 403,772
46,100 CITIC Pacific Special Steel Group
Company, Ltd. 103,159
65,300 CITIC Securities Company, Ltd.,
Class A 261,091
179,000 CITIC Securities Company, Ltd.,
Class H 635,527
80,000 CMOC Group, Ltd., Class A 220,650
384,000 CMOC Group, Ltd., Class H 878,014
6,900 Contemporary Amperex
Technology Company, Ltd. 442,920
99,900 COSCO SHIPPING Holdings
Company, Ltd., Class A 206,899
479,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 880,638
7,800 CSC Financial Company, Ltd. 26,368
207,000 Datang International Power
Generation Company, Ltd. 126,431
13,500 Gree Electric Appliances, Inc. of
Zhuhai 79,247
72,800 Guotai Haitong Securities
Company, Ltd. 172,312
78,400 Hangzhou First Applied Material
Company, Ltd. 215,861
82,000 Harbin Electric Company, Ltd. 244,831
65,100 Hengli Petrochemical Company,
Ltd. 211,522
95,700 Huaneng Power International, Inc.,
Class A 98,013
614,000 Huaneng Power International, Inc.,
Class H 489,946
150,300 HUAYU Automotive Systems
Company, Ltd. 410,410
2,478,000 Industrial and Commercial Bank of
China, Ltd., Class H 2,232,555
184,800 Industrial Securities Company, Ltd. 164,616
127,100 Inner Mongolia Junzheng Energy
& Chemical Industry Group
Company, Ltd. 104,301
900 Kweichow Moutai Company, Ltd. 182,378
114,000 Lenovo Group, Ltd. 171,424
19,200 Midea Group Company, Ltd. 228,322

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
China  3.7%  - continued
37,600 New China Life Insurance
Company, Ltd., Class A $ 356,150
161,800 New China Life Insurance
Company, Ltd., Class H 1,062,580
484,000 People's Insurance Company
(Group) of China, Ltd., Class H 331,161
162,700 PetroChina Company, Ltd., Class A 291,148
1,260,000 PetroChina Company, Ltd., Class H 1,943,568
32,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 286,838
265,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,158,011
103,400 SAIC Motor Corporation, Ltd. 209,384
90,800 Sanan Optoelectronics Company,
Ltd. 182,116
49,300 Sany Heavy Industry Company,
Ltd. 147,269
44,500 Satellite Chemical Company, Ltd. 192,752
2,200 SDIC Capital Company, Ltd. 2,166
31,800 Shandong Gold Mining Company,
Ltd. 161,345
259,400 Shandong Nanshan Aluminum
Company, Ltd. 205,345
152,700 Shanghai Electric Group Company,
Ltd. 181,471
12,700 Shanghai Fosun Pharmaceutical
Group Company, Ltd. 46,420
56,500 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 141,452
123,700 Shenergy Company, Ltd. 164,000
114,700 Sichuan Road and Bridge Group
Company, Ltd. 137,623
251,900 Sinolink Securities Company, Ltd. 332,288
45,200 Sinopharm Group Company, Ltd. 107,520
17,500 Spring Airlines Company, Ltd. 121,066
70,900 Tianshan Aluminum Group
Company, Ltd. 174,336
181,000 Tong Ren Tang Technologies
Company, Ltd. 89,034
13,100 TongFu Microelectronics Company,
Ltd. 99,516
4,673 Vipshop Holdings, Ltd. ADR 67,244
20,400 Wanhua Chemical Group
Company, Ltd. 268,221
58,000 Wuhan Guide Infrared Company,
Ltd.
a
126,412
17,300 WuXi AppTec Company, Ltd., Class
A 280,287
95,600 WuXi AppTec Company, Ltd., Class
H
b
1,679,493
106,200 XCMG Construction Machinery
Company, Ltd. 155,145
61,000 Xinhua Winshare Publishing and
Media Company, Ltd. 80,736
148,000 Yankuang Energy Group Company,
Ltd. 310,528
28,900 Zhejiang Chint Electrics Company,
Ltd. 138,917
151,600 Zhejiang Dahua Technology
Company, Ltd. 412,391
74,400 Zhejiang Longsheng Group
Company, Ltd. 143,213
39,700 Zhejiang NHU Company, Ltd. 202,665
25,964 Zhuzhou CRRC Times Electric
Company, Ltd. 184,754
Shares Common Stock  92.9% Value
China  3.7%  - continued
50,200 Zijin Mining Group Company, Ltd.,
Class A $ 247,201
328,000 Zijin Mining Group Company, Ltd.,
Class H 1,523,233
98,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 114,438
Total 39,772,394
Colombia  0.1%
16,558 Grupo Cibest SA 343,312
9,054 Grupo Cibest SA ADR 617,392
Total 960,704
Cyprus  <0.1%
5,797 Frontline plc 210,864
9,845 Ros Agro plc GDR
a,c
0
Total 210,864
Czech Republic  0.1%
10,318 Komercni Banka AS 549,246
37,162 Moneta Money Bank AS
b
327,136
110 Philip Morris CR 100,592
Total 976,974
Denmark  0.5%
8,326 ALK-Abello AS 311,856
3,449 Bavarian Nordic AS
a
101,521
2,459 ChemoMetec AS 123,988
1,298 FLSmidth & Company AS 96,405
19,309 H Lundbeck AS, Class B 129,807
33,325 ISS AS 1,222,515
2,130 NKT AS
a
314,628
54,960 Novo Nordisk AS 2,337,776
1,865 Per Aarsleff Holding AS 217,205
579 Royal Unibrew AS 38,723
12,670 Scandinavian Tobacco Group AS
b
134,119
1,808 Zealand Pharma AS
a
85,511
Total 5,114,054
Egypt  <0.1%
71,970 Commercial International Bank
Egypt SAE GDR 180,427
Total 180,427
Finland  0.3%
23,231 Fortum Oyj 585,262
4,519 Huhtamaki Oyj 144,625
3,027 Kalmar Oyj 162,329
5,035 Kemira Oyj 104,408
19,227 Konecranes Oyj
a
631,475
46,859 Nordea Bank Abp 881,181
1,005 Orion Oyj 81,192
28,406 Sampo Oyj 295,175
10,878 Wartsila Corporation 456,847
Total 3,342,494
France  4.1%
7,333 Air France-KLM
a
78,060
13,362 Air Liquide SA 2,874,715
1,855 Alten SA 123,583
946 ARGAN SA 68,232

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
France  4.1%  - continued
145,327 AXA SA $ 7,005,554
71,465 BNP Paribas SA 7,505,387
11,947 Bouygues SA 706,545
42,859 Canal+ SA 133,787
4,378 Compagnie des Alpes 113,812
138,064 Credit Agricole SA 2,696,691
203 Eiffage SA 32,730
44,321 Engie SA 1,460,939
491 EssilorLuxottica SA 103,930
24,987 FORVIA SE
a
294,561
514 Gaztransport Et Technigaz SA 125,054
5,100 Ipsen SA 1,001,653
7,085 Ipsos SA 300,474
26,029 Legrand SA 4,663,465
50,237 Louis Hachette Group 97,660
3,299 LVMH Moet Hennessy Louis Vuitton
SE 1,762,363
13,736 Mercialys SA 201,181
1,566 Mersen SA 58,923
1,517 Nexans SA 283,155
16,786 Safran SA 5,390,217
4,996 Sanofi SA 467,510
7,159 SCOR SE 267,123
19,182 Societe Generale SA 1,544,157
3,631 SPIE SA 210,681
4,365 Technip Energies NV 206,498
24,096 TotalEnergies SE 2,240,298
18,572 Valeo SE 233,773
688 Vicat SA 48,583
8,876 Vinci SA 1,342,254
355 Viridien
a
60,381
1,224 Wendel SA 121,291
Total 43,825,220
Germany  3.4%
3,063 Aixtron SE 169,243
21,821 Allianz SE 9,966,393
270 Alzchem Group AG 52,491
2,420 Aumovio SE
a
104,952
5,310 Deutsche Bank AG 164,977
3,374 Deutsche Boerse AG 1,035,139
1,603 Deutsche Lufthansa AG 13,735
51,069 Deutsche Telekom AG 1,649,567
5,685 Deutz AG 66,478
87,600 DHL Group 5,187,186
3,450 Duerr AG 85,611
2,226 Eckert & Ziegler SE
a
39,916
989 Elmos Semiconductor SE 213,921
1,757 Fraport AG Frankfurt Airport
Services Worldwide
a
144,167
2,506 Fresenius Medical Care AG 113,393
23,490 Fresenius SE & Company KGaA 1,137,615
11,653 GEA Group AG 796,854
13,781 Heidelberg Materials AG 3,040,695
1,800 HOCHTIEF AG 968,096
1,208 Hornbach Holding AG & Company
KGaA 114,850
3,078 Hugo Boss AG 130,528
1,612 Indus Holding AG 56,537
6,776 Jenoptik AG 266,664
1,884 Jungheinrich AG 56,763
4,749 KION Group AG 247,858
2,316 Krones AG
a
335,187
2,135 LEG Immobilien SE 149,811
482 MBB SE 112,365
Shares Common Stock  92.9% Value
Germany  3.4%  - continued
7,267 Mercedes-Benz Group AG $ 423,596
4,866 Muenchener Rueckversicherungs-
Gesellschaft AG 2,910,715
1,670 Nagarro SE 84,857
964 Nordex SE
a
54,970
2,382 PUMA SE 72,923
7,406 SAF-Holland SE 152,854
25,497 SAP SE 4,280,787
3,565 Siemens AG 1,059,383
4,021 Siemens Energy AG 852,141
3,943 Stabilus SE 79,909
26,275 TUI AG 195,534
5,894 United Internet AG 185,174
Total 36,773,835
Greece  0.2%
6,977 Aegean Airlines SA 91,486
13,854 Alpha Bank SA 55,599
154,294 Eurobank SA 671,344
11,427 HELLENiQ ENERGY Holdings SA 131,900
4,665 Motor Oil (Hellas) Corinth Refineries
SA 208,054
46,418 National Bank of Greece SA 735,644
29,523 Piraeus Bank SA 279,497
Total 2,173,524
Guernsey  <0.1%
14,349 Foresight Group Holdings, Ltd. 78,199
Total 78,199
Hong Kong  1.1%
327,000 China Nonferrous Mining
Corporation, Ltd. 568,556
195,000 China Overseas Grand Oceans
Group, Ltd. 70,907
313,000 China Taiping Insurance Holdings
Company, Ltd. 894,835
82,000 Chow Sang Sang Holdings
International, Ltd. 122,999
500,000 CITIC, Ltd. 830,928
96,000 CK Asset Holdings, Ltd. 604,728
622,500 CK Hutchison Holdings, Ltd. 5,197,993
100,000 CSPC Pharmaceutical Group, Ltd. 108,958
537,000 Genertec Universal Medical Group
Company, Ltd.
b
398,680
490,000 Guangdong Investment, Ltd. 511,740
78,000 Hang Lung Properties, Ltd. 91,700
170,000 Hysan Development Company, Ltd. 426,156
178,000 New World Development Company,
Ltd.
a
194,241
69,000 Sun Hung Kai Properties, Ltd. 1,207,989
20,200 VTech Holdings, Ltd. 155,562
87,000 Weichai Power Company, Ltd.,
Class H 432,467
Total 11,818,439
Hungary  0.2%
57,944 MOL Hungarian Oil & Gas plc 772,356
10,129 OTP Bank Nyrt 1,358,592
Total 2,130,948

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
India  3.2%
18,437 Aditya Birla Sun Life Asset
Management Company, Ltd. $ 198,174
1,394 AIA Engineering, Ltd. 58,259
2,055 Anand Rathi Wealth, Ltd. 78,260
6,237 Asian Paints, Ltd. 161,840
8,320 Avanti Feeds, Ltd. 122,466
38,446 Axis Bank, Ltd. 515,660
282,882 Bharat Petroleum Corporation, Ltd. 900,747
111,682 Bharti Airtel, Ltd. 2,232,515
10,826 Britannia Industries, Ltd. 653,116
55,315 Canara Bank 78,948
9,618 Ceat, Ltd. 351,352
107,291 Chambal Fertilisers and Chemicals,
Ltd. 495,174
18,039 Cipla, Ltd. 249,991
2,633 Coromandel International, Ltd. 55,243
12,586 Cummins India, Ltd. 701,220
9,915 Eicher Motors, Ltd. 746,053
34,886 Federal Bank, Ltd. 106,073
28,983 Great Eastern Shipping Company,
Ltd. 484,044
10,042 HCL Technologies, Ltd. 127,724
9,782 HDFC Asset Management
Company, Ltd.
a,b
280,676
291,005 HDFC Bank, Ltd.
a
2,380,152
15,185 Hero MotoCorp, Ltd. 820,551
163,561 Hindalco Industries, Ltd. 1,796,978
95,577 Hindustan Petroleum Corporation,
Ltd. 378,855
42,969 ICICI Bank, Ltd. ADR 1,142,546
414,502 Indian Oil Corporation, Ltd. 623,999
65,812 Infosys, Ltd. ADR 820,017
13,903 JB Chemicals & Pharmaceuticals,
Ltd. 299,748
74,747 JSW Steel, Ltd. 1,000,688
11,121 Kajaria Ceramics, Ltd. 139,821
19,391 Larsen & Toubro, Ltd. 823,727
5,318 LTM, Ltd.
b
241,142
34,252 Lupin, Ltd. 837,226
15,930 Mahindra & Mahindra, Ltd. 522,460
7,006 Maruti Suzuki India, Ltd. 988,412
485 MRF, Ltd. 665,232
216,930 National Aluminium Company, Ltd. 917,858
10,360 Nava, Ltd. 72,523
24,573 NLC India, Ltd. 82,418
246,848 NMDC, Ltd. 236,274
196,579 NTPC, Ltd. 830,052
465,664 Oil & Natural Gas Corporation, Ltd. 1,476,215
1,286 Persistent Systems, Ltd. 65,706
7,478 Polycab India, Ltd. 642,267
182,638 Reliance Industries, Ltd. 2,769,961
230,418 Samvardhana Motherson
International, Ltd. 296,348
19,262 SBI Life Insurance Company, Ltd.
b
369,940
28,423 Shipping Corporation of India, Ltd. 91,569
74,935 State Bank of India 847,590
6,565 Sun Pharmaceutical Industries, Ltd. 125,758
20,979 Tata Consultancy Services, Ltd. 550,537
751,082 Tata Steel, Ltd. 1,679,538
19,146 Tech Mahindra, Ltd. 299,282
3,787 TVS Motor Company, Ltd. 140,240
115,186 Vedanta Aluminium Metal, Ltd.
a,c
472,484
115,186 Vedanta Iron and Steel, Ltd.
a,c
18,130
115,186 Vedanta Oil and Gas, Ltd.
a,c
53,904
115,186 Vedanta Power, Ltd.
a,c
26,789
Shares Common Stock  92.9% Value
India  3.2%  - continued
115,186 Vedanta, Ltd. $ 330,789
31,147 Wipro, Ltd. ADR 63,540
Total 34,538,801
Indonesia  0.1%
1,624,100 Aneka Tambang Tbk 352,453
572,900 Astra International Tbk PT 198,475
464,100 Bank Mandiri Persero Tbk PT 118,091
887,500 Medco Energi Internasional Tbk PT 89,992
1,254,500 Perusahaan Gas Negara (Persero)
Tbk PT 141,130
802,500 PT Telkom Indonesia (Persero) Tbk 131,275
Total 1,031,416
Ireland  0.1%
28,870 Bank of Ireland Group plc 568,666
40,584 Glenveagh Properties plc
a,b
100,503
21,571 Ryanair Holdings plc 565,964
Total 1,235,133
Isle of Man  <0.1%
10,613 Entain plc 78,334
Total 78,334
Israel  0.9%
6,487 Airport City, Ltd.
a
120,553
49,290 Bank Hapoalim BM 1,322,453
20,594 Bank Leumi Le-Israel BM 521,330
395,924 Bezeq Israel Telecommunication
Corporation, Ltd. 1,077,080
667 Big Shopping Centers, Ltd. 175,961
588 Blue Square Real Estate, Ltd. 78,879
1,213 Camtek, Ltd./Israel
a
231,922
5,383 Check Point Software Technologies,
Ltd.
a
605,426
2,124 Clal Insurance Enterprises
Holdings, Ltd. 183,537
948 Delek Group, Ltd. 325,813
45,009 Energix-Renewable Energies, Ltd. 334,264
1,131 Equital, Ltd.
a
48,657
1,038 FIBI Holdings, Ltd. 107,695
5,154 First International Bank of Israel,
Ltd. 431,079
1,234 Formula Systems 1985, Ltd. 173,119
11,474 G City, Ltd. 40,508
5,353 Global-e Online, Ltd.
a
167,924
8,619 Harel Insurance Investments &
Financial Services, Ltd. 533,705
868 Hilan, Ltd. 62,207
487 Israel Corporation, Ltd. 138,485
209 Isras Holdings, Ltd. 24,036
8,223 Ituran Location and Control, Ltd. 473,645
2,746 Matrix IT, Ltd. 84,313
2,148 Meitav Investment House, Ltd. 98,276
20,057 Meshek Energy Renewable
Energies, Ltd.
a
87,213
18,804 Migdal Insurance & Financial
Holdings, Ltd.
a
120,145
76,185 Mivne Real Estate (KD), Ltd. 367,184
127 Mizrahi Tefahot Bank, Ltd. 9,987
2,414 Monday.com, Ltd.
a
159,010
454 NICE, Ltd.
a
46,407
3,339 Oddity Tech, Ltd.
a
47,814

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Israel  0.9%  - continued
155,732 Oil Refineries, Ltd. $ 79,669
11,459 One Software Technologies, Ltd. 250,580
149 Paz Retail And Energy, Ltd. 41,195
11,883 Plus500, Ltd. 721,816
24,002 Riskified, Ltd.
a
110,649
9,006 Shufersal, Ltd. 134,460
764 Tower Semiconductor, Ltd.
a
159,211
Total 9,696,207
Italy  2.8%
8,711 ACEA SPA 228,398
7,559 Azimut Holding SPA 320,994
6,819 Banca IFIS SPA 185,775
6,434 Buzzi SPA 352,287
34,413 CIR SPA-Compagnie Industriali
a
27,020
6,466 Credito Emiliano SPA 114,590
599,537 Enel SPA 7,000,034
47,560 Eni SPA 1,344,831
87,156 Generali 3,905,646
259,984 Italgas SPA 3,140,570
33,859 Lottomatica Group SPA 995,519
16,597 MAIRE SPA 306,929
86,965 OVS SPA
b
517,545
86,983 Pirelli & C. SPA
b
598,290
357 Reply SPA 39,582
2,871 Salvatore Ferragamo SPA
a
25,033
5,683 Technogym SPA
b
133,891
102,042 UniCredit SPA 7,886,075
112,993 Unipol Assicurazioni SPA 2,952,361
Total 30,075,370
Japan  13.9%
4,400 ADEKA Corporation 110,200
34,100 Advantest Corporation 6,367,103
28,700 Aeon Company, Ltd. 276,817
184 AEON REIT Investment Corporation 147,534
2,900 AGC, Inc. 104,005
3,100 Ain Holdings, Inc. 111,818
1,600 Air Water, Inc. 22,696
5,700 Aisin Corporation 90,387
1,800 Alps Alpine Company, Ltd. 27,011
12,700 ALSOK Company, Ltd. 96,332
72,500 Amada Company, Ltd. 1,225,944
2,100 Amano Corporation 48,006
2,500 and ST HD Company, Ltd. 47,875
5,800 Anycolor, Inc. 102,427
12,800 Arcs Company, Ltd. 277,985
16,300 Argo Graphics, Inc. 140,802
4,700 Artience Company, Ltd. 117,232
13,300 Asahi Group Holdings, Ltd. 130,947
4,600 Asics Corporation 130,629
11,400 Astellas Pharma, Inc. 161,558
11,000 Bandai Namco Holdings, Inc. 252,508
1,900 BayCurrent, Inc. 61,188
11,900 BIPROGY, Inc. 342,241
59,200 Bridgestone Corporation
a
1,230,239
28,200 Brother Industries, Ltd. 535,524
8,900 Canon Marketing Japan, Inc.
a
202,557
37,600 Canon, Inc. 967,319
1,500 Central Glass Company, Ltd. 39,260
36,600 Chiyoda Corporation
a
237,449
5,900 Chudenko Corporation 179,248
24,400 Chugai Pharmaceutical Company,
Ltd. 1,301,237
Shares Common Stock  92.9% Value
Japan  13.9%  - continued
8,000 COMSYS Holdings Corporation $ 288,092
41,700 Cosmo Energy Holdings Company,
Ltd. 1,066,028
13,900 Cover Corporation
a
122,262
4,300 CyberAgent, Inc. 34,437
55,400 Dai Nippon Printing Company, Ltd. 1,049,339
263,500 Daiichi Life Group, Inc. 2,412,524
2,200 Daito Trust Construction Company,
Ltd. 49,485
105 Daiwa House REIT Investment
Corporation 84,445
204,900 Daiwa Securities Group, Inc. 1,928,696
4,900 Daiwabo Holdings Company, Ltd. 99,781
15,400 Denso Corporation 184,000
100 DISCO Corporation 47,578
11,100 Doshisha Company, Ltd. 231,792
6,200 Doutor Nichires Holdings
Company, Ltd. 109,524
48,600 DTS Corporation 316,721
1,500 Eagle Industry Company, Ltd. 27,004
4,900 EDION Corporation 66,448
5,000 EIZO Corporation 65,812
4,900 Electric Power Development
Company, Ltd. 119,917
95,200 Eneos Holdings, Inc. 799,536
6,100 Exedy Corporation 238,818
16,000 F.C.C. Company, Ltd. 341,096
3,600 Fast Retailing Company, Ltd. 1,694,683
2,600 Ferrotec Corporation 125,350
2,400 Fuji Media Holdings, Inc. 59,368
28,100 FUJIFILM Holdings NPV 517,142
1,800 Fujikura, Ltd.
a
69,449
34,400 Fujitsu, Ltd. 690,455
600 Furukawa Electric Company, Ltd. 162,952
1,000 Furuno Electric Company, Ltd. 46,399
3,800 Fuyo General Lease Company, Ltd. 105,212
57 Global One Real Estate Investment
Corporation 44,516
6,300 Glory, Ltd. 160,254
2,700 GMO Payment Gateway, Inc. 135,614
36,600 Hachijuni Nagano Bank, Ltd. 495,869
12,000 Hanwa Company, Ltd.
a
123,947
6,500 Happinet Corporation 110,814
9,000 Haseko Corporation 155,421
14,800 Hazama Ando Corporation 179,433
17,200 Heiwa Corporation 198,787
200 Hirose Electric Company, Ltd. 27,804
84,800 Hitachi, Ltd. 2,696,500
5,000 Hokkaido Electric Power Company,
Inc. 32,508
231,600 Honda Motor Company, Ltd. 1,879,305
11,000 Hosiden Corporation 195,366
16,500 Hoya Corporation 3,081,273
4,100 Hulic Company, Ltd. 46,242
12,900 Hyakugo Bank, Ltd. 146,794
18,400 Hyakujushi Bank, Ltd.
a
280,390
2,300 IBIDEN Company, Ltd. 196,719
69,000 Inaba Denki Sangyo Company, Ltd. 1,164,019
4,900 Inabata & Company, Ltd. 120,792
6,000 INFRONEER Holdings, Inc. 81,682
25,500 Inpex Corporation 664,789
1,700 Internet Initiative Japan, Inc. 29,914
25,500 Isuzu Motors, Ltd. 351,352
178,100 ITOCHU Corporation 2,207,213
1,400 Japan Airlines Company, Ltd. 22,016

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Japan  13.9%  - continued
128,700 Japan Exchange Group, Inc. $ 1,533,039
77 Japan Metropolitan Fund
Investment Corporation 56,955
1,800 Japan Petroleum Exploration
Company, Ltd. 25,751
63,200 Japan Post Holdings Company,
Ltd. 732,934
16,200 Japan Post Insurance Company,
Ltd.
a
157,960
14,800 Japan Pulp & Paper Company, Ltd. 104,622
9,600 Japan Tobacco, Inc. 357,646
3,500 JGC Corporation 53,180
3,400 JMDC, Inc. 72,693
2,300 Joyful Honda Company, Ltd. 30,213
39,000 JTEKT Corporation 476,322
35,500 Juroku Financial Group, Inc.
a
466,418
80,700 JX Advanced Metals Corporation 2,503,665
9,700 Kaga Electronics Company, Ltd. 259,761
21,100 Kajima Corporation 824,674
10,400 Kaken Pharmaceutical Company,
Ltd. 270,711
5,500 Kamigumi Company, Ltd. 181,777
1,100 Kanamoto Company, Ltd. 32,426
17,000 Kanematsu Corporation 233,837
2,300 Kawasaki Kisen Kaisha, Ltd. 37,647
173,000 KDDI Corporation 2,831,065
241 KDX Realty Investment Corporation 251,727
18,700 Keiyo Bank, Ltd. 259,208
3,200 Keyence Corporation 1,467,731
8,300 Kioxia Holdings Corporation
a
2,008,257
900 Kobe Bussan Company, Ltd. 15,756
15,400 Kobe Steel, Ltd. 189,790
5,600 Kokusai Electric Corporation 235,678
11,100 Komatsu, Ltd. 475,280
6,900 KOSE Holdings Corporation 246,137
6,600 Kumagai Gumi Company, Ltd. 63,277
900 Kurabo Industries, Ltd. 54,410
16,300 Kuraray Company, Ltd. 171,192
9,700 Kureha Corporation 243,439
27,200 Kyocera Corporation 472,627
29,900 Kyoei Steel, Ltd. 363,121
3,000 Kyushu Electric Power Company,
Inc. 32,436
1,700 Lasertec Corporation 469,843
4,100 Life Corporation 67,377
8,900 Lintec Corporation 288,011
12,600 Macnica Holdings, Inc. 212,840
15,700 Marubeni Corporation 611,061
1,400 Marui Group Company, Ltd. 26,800
27,600 Maruichi Steel Tube, Ltd. 256,309
100 Maruwa Company, Ltd./Aichi 47,241
20,400 Matsui Securities Company, Ltd. 119,996
14,000 Mazda Motor Corporation 90,117
4,300 Mebuki Financial Group, Inc. 35,700
15,700 Medipal Holdings Corporation 280,517
200 Meiko Electronics Company, Ltd. 40,381
21,200 MEITEC Group Holdings, Inc. 424,588
19,400 MIRAIT ONE Corporation 499,911
150,000 Mitsubishi Chemical Group
Corporation 879,366
31,300 Mitsubishi Corporation 1,002,434
22,500 Mitsubishi Electric Corporation 902,947
19,600 Mitsubishi HC Capital, Inc. 178,029
121,600 Mitsubishi Heavy Industries, Ltd. 3,629,261
18,400 Mitsubishi Logistics Corporation 164,809
Shares Common Stock  92.9% Value
Japan  13.9%  - continued
6,400 Mitsubishi Materials Corporation $ 210,897
242,500 Mitsubishi UFJ Financial Group,
Inc. 4,355,989
36,800 Mitsui & Company, Ltd. 1,381,691
13,000 Mitsui Chemicals, Inc. 158,588
5,800 Mitsui DM Sugar Company, Ltd. 122,779
800 Mitsui Kinzoku Company, Ltd. 219,807
7,000 Mixi, Inc. 115,634
38,100 Mizuho Financial Group, Inc. 1,638,403
1,600 Modec, Inc. 132,289
32,900 MS and AD Insurance Group
Holdings, Inc. 845,994
3,100 Nachi-Fujikoshi Corporation 100,731
33,500 Nanto Bank, Ltd.
a
317,948
40,100 NEC Corporation 1,066,661
8,100 Nichias Corporation
a
160,714
4,900 Nichicon Corporation 74,949
3,900 Nichirei Corporation 46,995
4,400 Nikon Corporation 48,680
800 Nippon Electric Glass Company,
Ltd. 41,762
31,200 Nippon Express Holdings, Inc. 819,444
3,400 Nippon Shinyaku Company, Ltd. 104,246
35,700 Nippon Shokubai Company, Ltd. 491,481
9,800 Nippon Steel Corporation 36,079
54,300 Nippon Yusen Kabushiki Kaisha 1,951,471
2,800 Nishimatsu Construction Company,
Ltd. 102,982
900 Nissan Chemical Corporation 38,916
16,800 Nisshin Oillio Group, Ltd.
a
193,239
9,900 Niterra Company, Ltd. 535,150
6,400 Nitori Holdings Company, Ltd. 92,523
900 Nitta Corporation 25,583
60,600 Nitto Denko Corporation 1,152,628
15,600 Nitto Kogyo Corporation 451,246
13,600 Nojima Corporation 106,010
5,600 NOK Corporation 99,587
113,500 Nomura Holdings, Inc. 909,116
55,400 Nomura Real Estate Holdings, Inc. 361,443
208 Nomura Real Estate Master Fund,
Inc. 214,437
5,200 Nomura Research Institute, Ltd. 140,347
7,900 Noritsu Koki Company, Ltd. 105,164
5,400 North Pacific Bank, Ltd. 34,335
11,700 NSD Company, Ltd. 200,848
45,700 NSK, Ltd. 371,192
1,850,600 NTT, Inc. 1,802,598
5,200 Obayashi Corporation 122,256
2,200 OBIC Business Consultants
Company, Ltd. 86,470
4,900 Ogaki Kyoritsu Bank, Ltd. 219,375
4,600 Ohsho Food Service Corporation 86,032
19,200 Oji Holdings Corporation 100,942
3,400 Okamura Corporation 54,557
4,000 Oki Electric Industry Company, Ltd. 86,534
2,200 Okumura Corporation 86,475
1,300 OMRON Corporation 46,696
80,600 Ono Pharmaceutical Company, Ltd. 1,192,087
2,700 Oracle Corporation Japan 149,077
43,800 ORIX Corporation 1,474,154
3,500 OSG Corporation 73,198
10,600 PAL GROUP Holdings Company,
Ltd. 101,494
2,300 Penta-Ocean Construction
Company, Ltd. 25,770

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Japan  13.9%  - continued
421,800 Persol Holdings Company, Ltd. $ 627,815
4,100 Plus Alpha Consulting Company,
Ltd. 57,375
5,200 Raito Kogyo Company, Ltd. 126,717
2,200 Rakuten Bank, Ltd.
a
88,891
72,100 Rakuten Group, Inc.
a
351,042
63,116 Recruit Holdings Company, Ltd. 2,923,846
400 Resonac Holdings Corporation 36,606
21,600 Ricoh Company, Ltd. 182,156
2,400 Riken Vitamin Company, Ltd. 42,449
18,300 Rohto Pharmaceutical Company,
Ltd. 269,101
6,800 Rorze Corporation 163,005
15,400 San-in Godo Bank, Ltd. 185,107
19,500 Sanki Engineering Company, Ltd.
a
300,505
16,500 Sanrio Company, Ltd.
a
96,156
2,100 Sanwa Holdings Corporation 48,033
11,200 Sanyo Chemical Industries, Ltd. 356,914
4,400 SBI Holdings, Inc. 88,783
11,600 SCREEN Holdings Company, Ltd.
a
769,092
6,200 Sega Sammy Holdings, Inc. 89,885
110,200 Seiko Epson Corporation 1,482,271
52,900 Sekisui House, Ltd. 1,151,844
900 Senshu Electric Company, Ltd. 35,084
7,900 SG Holdings Company, Ltd. 73,937
52,100 Shimizu Corporation 1,006,577
9,100 Shin-Etsu Chemical Company, Ltd. 418,984
6,800 ShinMaywa Industries, Ltd. 111,162
5,300 Shinnihon Corporation 65,281
15,900 Ship Healthcare Holdings, Inc. 236,617
11,800 Shizuoka Financial Group, Inc. 207,156
6,300 SHO-BOND Holdings Company,
Ltd.
a
53,290
21,600 SKY Perfect JSAT Corporation 471,587
6,700 Socionext, Inc. 81,534
744,100 SoftBank Corporation 1,047,298
75,700 SoftBank Group Corporation 2,585,823
64,200 Sojitz Corporation 2,404,594
71,900 Sompo Holdings, Inc. 2,675,789
1,356,000 Sony Financial Group, Inc. 1,216,558
189,200 Sony Group Corporation 3,790,685
73 SOSiLA Logistics REIT, Inc. 57,307
5,500 Stanley Electric Company, Ltd. 107,343
203 Star Asia Investment Corporation 73,036
2,500 Starts Corporation, Inc. 76,327
22,900 Subaru Corporation 341,100
4,500 Sumco Corporation 71,796
40,100 Sumitomo Chemical Company, Ltd. 130,850
26,800 Sumitomo Corporation 996,483
26,400 Sumitomo Electric Industries, Ltd. 1,738,024
30,400 Sumitomo Forestry Company, Ltd. 274,729
1,100 Sumitomo Heavy Industries, Ltd. 37,217
49,800 Sumitomo Mitsui Financial Group,
Inc. 1,758,391
8,400 Sumitomo Rubber Industries, Ltd. 108,939
6,600 Suzuken Company, Ltd./Aichi
Japan 233,615
80,700 Systena Corporation 220,760
2,500 T. Hasegawa Company, Ltd. 46,109
7,200 Taisei Corporation 780,774
2,300 Taiyo Yuden Company, Ltd. 94,299
12,100 Takamatsu Construction Group
Company, Ltd. 259,136
47,900 Takeda Pharmaceutical Company,
Ltd. 1,601,431
Shares Common Stock  92.9% Value
Japan  13.9%  - continued
17,300 TDK Corporation $ 316,320
11,900 TechMatrix Corporation 138,160
2,000 THK Company, Ltd. 74,978
6,400 Timee, Inc.
a
51,997
13,300 TIS, Inc. 289,874
7,100 Toa Corporation/Tokyo 126,859
33,800 Toagosei Company, Ltd. 367,056
3,100 Toenec Corporation 48,301
2,000 Toho Company, Ltd.
a
18,607
2,100 Toho Holdings Company, Ltd. 60,013
3,700 TOKAI Holdings Corporation 26,886
94,400 Tokai Tokyo Financial Holdings, Inc. 425,321
90,500 Tokio Marine Holdings, Inc. 4,144,608
37,700 Tokyo Electric Power Company
Holdings, Inc.
a
143,530
14,600 Tokyo Electron, Ltd. 4,302,369
2,700 Tokyo Steel Manufacturing
Company, Ltd. 29,350
2,600 Tokyo Tatemono Company, Ltd. 59,828
28,800 Tokyu Construction Company, Ltd. 271,863
3,100 Tokyu Fudosan Holdings
Corporation 26,394
27,200 TOPPAN Holdings, Inc. 808,481
13,000 Tosoh Corporation 200,327
4,300 Totetsu Kogyo Company, Ltd. 151,757
3,000 Towa Corporation 57,021
1,700 Toyo Engineering Corporation
a
24,852
2,400 Toyo Seikan Group Holdings, Ltd. 49,778
139,000 Toyota Motor Corporation 2,668,163
6,700 Toyota Tsusho Corporation 263,014
1,900 Trial Holdings, Inc. 47,574
26,900 TS Tech Company, Ltd. 294,628
70,100 Tsubakimoto Chain Company 1,050,841
42,800 TV Asahi Holdings Corporation 885,657
18,500 Unicharm Corporation 107,782
10,100 USS Company, Ltd. 109,351
2,100 Yakult Honsha Company, Ltd. 36,570
12,400 Yamazen Corporation 121,780
2,700 Yellow Hat, Ltd. 26,132
25,900 Yokogawa Bridge Holdings
Corporation 485,238
5,100 Yonex Company, Ltd. 86,356
14,500 YUASA Company, Ltd. 553,356
Total 150,254,536
Jersey  0.1%
182,119 Man Group plc 629,284
190,505 TP ICAP Group plc 819,683
Total 1,448,967
Kuwait  0.1%
323,045 Agility Public Warehousing
Company KSCC 151,568
298,733 Kuwait Finance House KSCP
a
767,477
94,467 Mobile Telecommunications
Company KSCP 175,110
55,852 National Bank of Kuwait KSCP
a
156,204
Total 1,250,359
Luxembourg  0.1%
211,960 Aroundtown SA
a
612,843
5,288 Befesa SA
b
202,701
15,138 d'Amico International Shipping SA 142,134
2,676 Millicom International Cellular SA 227,139

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Luxembourg  0.1%  - continued
3,810 RTL Group SA $ 146,445
Total 1,331,262
Malaysia  0.3%
140,700 Malayan Banking Bhd 392,923
31,500 Malayan Cement Bhd 55,124
519,100 Public Bank Bhd 612,116
374,400 SD Guthrie Bhd 584,485
320,300 Sime Darby Bhd 174,573
270,800 Sunway Construction Group Bhd 467,073
219,100 Telekom Malaysia Bhd 413,164
20,200 United Plantations Bhd 161,437
Total 2,860,895
Mexico  0.4%
24,427 America Movil SAB de CV ADR 649,758
25,341 Cemex SAB de CV ADR 311,694
100,900 Fibra Uno Administracion SA de CV 173,110
64,530 Grupo Financiero Banorte SAB de
CV ADR 703,242
96,000 Grupo Mexico SAB de CV 1,052,409
14,485 Industrias Penoles SAB de CV
a
734,677
72,600 Megacable Holdings SAB de CV 255,306
10,900 Regional SAB de CV 91,513
Total 3,971,709
Netherlands  4.1%
2,324 Aalberts NV 88,281
2,324 Aalberts NV, DRIP
a,c
0
23,182 AerCap Holdings NV 3,296,712
397 Airbus SE 81,846
12,561 Ariston Holding NV 57,994
2,821 ASM International NV 2,759,727
10,473 ASML Holding NV 15,139,256
1,847 Cementir Holding NV 33,043
6,933 Corbion NV 154,936
3,173 Eurocommercial Properties NV
a
104,093
857 Euronext NV
b
143,455
62,406 Ferrovial NV 4,285,529
5,110 Havas NV 97,264
5,229 Heineken Holding NV 371,579
95,463 Koninklijke (Royal) KPN NV 510,495
142,495 Koninklijke Ahold Delhaize NV 6,692,937
46,358 Koninklijke BAM Groep NV 509,923
1,906 Koninklijke Heijmans NV
a
192,845
8,267 Koninklijke Vopak NV 413,755
39,092 MFE-MediaForEurope NV 133,400
5,343 NEPI Rockcastle NV 45,227
15,788 NN Group NV 1,381,988
2,957 Pharvaris NV
a
91,697
74,368 Prosus NV 3,600,390
64,124 SBM Offshore NV 2,743,324
64,124 SBM Offshore NV, DRIP
a,c
8
3,873 Van Lanschot Kempen NV 296,747
21,176 Wereldhave NV 547,616
Total 43,774,067
New Zealand  <0.1%
54,147 Ryman Healthcare, Ltd.
a
68,102
Total 68,102
Norway  0.2%
5,953 Aker Solutions ASA 27,090
Shares Common Stock  92.9% Value
Norway  0.2%  - continued
11,496 DNB Bank ASA $ 348,137
47,197 DNO International ASA 101,970
4,728 DOF Group ASA 70,119
28,615 Elkem ASA
b
83,701
3,289 Nordic Semiconductor ASA
a
67,596
81,084 Norwegian Air Shuttle ASA 127,120
7,360 SpareBank 1 SMN 164,285
37,002 Storebrand ASA 715,284
963 Wilh Wilhelmsen Holding ASA 71,928
13,616 Yara International ASA 792,682
Total 2,569,912
Panama  <0.1%
1,386 Intercorp Financial Services, Inc. 61,788
Total 61,788
Philippines  0.1%
68,880 International Container Terminal
Services, Inc. 795,523
Total 795,523
Poland  0.3%
11,522 Bank Polska Kasa Opieki SA 721,260
2,009 Erste Bank Polska SA 342,348
28,800 Orlen SA 1,058,474
20,455 Powszechna Kasa Oszczednosci
Bank Polski SA 535,831
22,439 Tauron Polska Energia SA 58,599
Total 2,716,512
Portugal  0.6%
116,900 Banco Comercial Portugues SA 124,953
62,683 CTT-Correios de Portugal SA 471,572
962,917 EDP SA 5,252,039
13,164 Galp Energia SGPS SA 307,906
156,624 Sonae SGPS SA 358,086
Total 6,514,556
Qatar  0.1%
267,994 Baladna
a
95,178
151,732 Commercial Bank PSQC 179,403
239,490 Doha Bank QPSC 177,595
24,823 Qatar Islamic Bank QPSC 151,488
157,725 Qatar National Bank QPSC 751,587
Total 1,355,251
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
a,c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
3,610 Polyus PJSC
a,c,d
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
a,c,d
0
9,280 Sovcomflot PJSC
a,c,d
0
35,587 Surgutneftegas PAO ADR
a,c
4
Total 14
Saudi Arabia  0.7%
5,233 Al Babtain Power &
Telecommunication Company 93,122

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Saudi Arabia  0.7%  - continued
83,958 Al Rajhi Bank $ 1,539,280
9,093 Alinma Bank
a
59,078
69,726 Arab National Bank 401,424
57,144 Arabian Centres Company
b
267,913
84,042 Banque Saudi Fransi 433,445
62,410 Riyad Bank
a
345,289
3,171 SABIC Agri-Nutrients Company 123,304
9,286 Saudi Arabian Mining Company
a
162,846
228,221 Saudi Arabian Oil Company
b
1,692,764
90,630 Saudi Awwal Bank 824,392
9,175 Saudi Basic Industries Corporation 149,943
78,345 Saudi Energy Company 371,570
9,443 Saudi Investment Bank 33,361
128,207 Saudi National Bank 1,342,747
45 Saudi Telecom Company 523
9,500 Theeb Rent A Car Company 72,818
Total 7,913,819
Singapore  1.3%
101,100 AIMS APAC REIT 119,941
165,100 CapitaLand China Trust 86,333
366,000 CapitaLand Integrated Commercial
Trust 681,681
305,000 ComfortDelGro Corporation, Ltd. 355,101
91,000 Fortune Real Estate Investment
Trust 56,599
69,400 Hong Leong Asia, Ltd. 158,604
7,192 Kenon Holdings, Ltd. 665,463
205,400 Lendlease Global Commercial REIT 91,985
53,200 Sasseur Real Estate Investment
Trust 28,039
75,800 Singapore Airport Terminal
Services, Ltd. 197,285
215,900 Singapore Exchange, Ltd. 3,691,620
218,700 Singapore Technologies
Engineering, Ltd. 1,853,368
352,600 United Overseas Land, Ltd. 2,949,752
17,900 Venture Corporation, Ltd. 228,474
766,000 Yangzijiang Shipbuilding Holdings,
Ltd. 2,612,416
112,200 Yanlord Land Group, Ltd.
a
61,435
Total 13,838,096
South Africa  0.7%
49,880 Absa Group, Ltd. 699,373
76,500 AECI, Ltd. 507,474
7,863 African Rainbow Minerals, Ltd.
e
105,282
4,336 Coronation Fund Managers, Ltd. 11,555
73,174 DataTec, Ltd. 314,397
19,093 Exxaro Resources, Ltd.
e
252,063
60,993 FirstRand, Ltd. 323,390
27,632 Gold Fields, Ltd. ADR 1,173,808
278,195 Growthpoint Properties, Ltd. 273,059
10,382 Impala Platinum Holdings, Ltd. 145,525
40,398 Investec plc 345,771
37,462 Momentum Group, Ltd. 85,123
19,211 MTN Group, Ltd. 241,039
7,193 Naspers, Ltd. 389,500
9,138 Nedbank Group, Ltd. 145,901
77,590 Old Mutual, Ltd. 63,437
249,836 Redefine Properties, Ltd. 94,940
7,655 Sasol, Ltd.
a,e
106,401
163,340 Sibanye Stillwater, Ltd. 488,318
69,007 Standard Bank Group, Ltd. 1,329,860
Shares Common Stock  92.9% Value
South Africa  0.7%  - continued
5,411 Valterra Platinum, Ltd. $ 435,818
286,275 Vukile Property Fund, Ltd. 410,266
Total 7,942,300
South Korea  5.3%
22,129 BNK Financial Group, Inc. 280,977
1,672 Celltrion, Inc. 227,748
1,614 CJ Corporation 245,776
767 DB HiTek Company, Ltd. 83,052
9,056 GC Corporation 85,701
16,533 GS Holdings Corporation 918,248
17,018 Hana Financial Group, Inc. 1,478,550
8,624 Hanwha Corporation 783,983
2,511 HD Hyundai Company, Ltd. 533,125
2,041 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 639,094
1,026 Hyosung Corporation 159,941
2,808 Hyundai Department Store
Company, Ltd. 207,657
2,853 Hyundai Motor Company 1,034,098
37,769 iM Financial Group Company, Ltd. 488,773
4,664 Kakao Corporation 150,148
9,717 KB Financial Group, Inc. 1,064,062
8,114 Kia Corporation 836,893
6,740 Korean Reinsurance Company 56,325
1,761 LG Chem, Ltd. 476,955
9,525 LG Corporation 642,830
28,044 LG Uplus Corporation 300,709
6,645 LX International Corporation 240,819
9,196 Mirae Asset Securities Company,
Ltd.
a
408,468
1,875 Misto Holdings Corporation 51,577
5,129 NAVER Corporation 736,741
1,663 POSCO Holdings, Inc. 524,512
628 Samsung Biologics Company,
Ltd.
a,b
626,141
5,313 Samsung C&T Corporation 1,085,470
653 Samsung Electro-Mechanics
Company, Ltd. 374,616
141,992 Samsung Electronics Company,
Ltd. 21,382,247
15,258 SD Biosensor, Inc. 87,008
20,021 Shinhan Financial Group Company,
Ltd. 1,359,601
2,698 Shinsegae, Inc. 745,647
16,720 SK Hynix, Inc. 14,910,373
3,787 SK Square Company, Ltd.
a
2,204,037
4,201 SK, Inc. 1,222,891
496 Tokai Carbon Korea Company, Ltd. 100,085
26,183 Woori Financial Group, Inc. 597,081
882 Youngone Holdings Company, Ltd. 124,663
Total 57,476,622
Spain  2.5%
7,688 ACS Actividades de Construccion y
Servicios SA
a
1,108,112
71,408 Aena SME SA
b
1,950,346
159,185 Banco Bilbao Vizcaya Argentaria
SA 3,515,200
1,128,525 Banco de Sabadell SA 4,375,307
538,477 Banco Santander SA 6,570,695
6,330 Construcciones y Auxiliar de
Ferrocarriles SA 476,558
20,068 Iberdrola SA 470,481

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Spain  2.5%  - continued
20,027 International Consolidated Airlines
Group SA $ 101,031
1,395 Laboratorios Farmaceuticos ROVI
SA 130,395
4,443 Let's GOWEX SA
a,c,f
1
53,428 Logista Integral SA 2,087,342
98,167 Mapfre SA 480,561
7,089 Melia Hotels International SA 92,461
52,373 Merlin Properties Socimi SA 915,860
43,585 Naturgy Energy Group SA 1,369,896
5,362 Neinor Homes SA
b
104,907
93,239 Repsol SA 2,504,517
80,341 Sacyr SA 442,275
1,138 Vidrala SA 102,660
Total 26,798,605
Supranational  <0.1%
2,894 Unibail-Rodamco-Westfield 351,354
Total 351,354
Sweden  1.9%
29,759 AB Industrivarden, Class A 1,580,970
36,573 AcadeMedia AB
b
392,161
12,844 Ambea AB
b
194,898
49,274 Arjo AB 130,066
85,066 Assa Abloy AB 3,273,996
27,462 Attendo AB
b
317,721
1,418 Avanza Bank Holding AB 51,258
12,964 Betsson AB 131,848
1,954 BioArctic AB
a,b
68,528
22,108 Cloetta AB 113,357
30,937 Dios Fastigheter AB 213,237
14,171 Epiroc AB, Class A 409,108
11,063 Fabege AB 92,950
1,448 Getinge AB 29,151
9,185 Granges AB 172,802
42,270 Hexpol AB
a
344,057
4,888 Hoist Finance AB
b
75,231
15,835 Intrum AB
a
61,091
127,851 Investor AB, Class B 5,188,907
4,981 Loomis AB 230,795
11,332 NCAB Group AB
a
88,493
7,452 NCC AB 160,780
18,560 Peab AB 180,318
95,989 Sandvik AB 4,037,983
81,244 Sinch AB
a,b
257,764
16,864 SSAB AB, Class A 151,779
9,874 SSAB AB, Class B 89,901
10,890 Synsam AB 67,104
126,557 Telefonaktiebolaget LM Ericsson 1,509,698
72,172 Telia Company AB 377,246
Total 19,993,198
Switzerland  4.7%
101,433 ABB, Ltd. 10,258,908
4,686 Accelleron Industries AG 502,057
9,404 Adecco Group AG 216,715
9,404 Adecco Group AG, DRIP
a,c
1
1,080 Allreal Holding AG 294,938
4,396 Avolta AG 242,939
4,600 BeOne Medicines, Ltd.
a
104,416
170 Burckhardt Compression Holding
AG 113,837
1,867 DKSH Holding AG 142,525
Shares Common Stock  92.9% Value
Switzerland  4.7%  - continued
5,037 EFG International AG $ 108,375
1,442 Flughafen Zurich AG 409,465
17,606 Galderma Group AG 3,693,623
7,143 Galenica AG
b
761,061
1,500 Huber+Suhner AG 435,644
195 Mobimo Holding AG 93,089
27,174 Nestle SA 2,751,086
83,285 Novartis AG 12,308,663
2,895 PolyPeptide Group AG
a,b
141,714
19,473 Roche Holding AG 7,935,247
4,155 Schindler Holding AG, Participation
Certificates 1,452,665
3,309 Temenos AG 313,837
120,281 UBS Group AG 5,322,651
4,930 Zurich Insurance Group AG 3,437,296
Total 51,040,752
Taiwan  7.6%
22,000 Accton Technology Corporation 1,611,205
8,000 Arcadyan Technology Corporation 40,508
31,535 ASE Technology Holding Company,
Ltd. ADR 990,514
6,000 Asia Vital Components Company,
Ltd. 549,320
1,000 ASPEED Technology, Inc. 537,573
692,000 Cathay Financial Holding
Company, Ltd. 1,689,251
8,000 Chroma ATE, Inc. 546,643
18,784 Chunghwa Telecom Company, Ltd.
ADR 814,099
35,000 Compeq Manufacturing Company,
Ltd. 272,928
1,773,000 CTBC Financial Holding Company,
Ltd. 2,932,583
61,000 Delta Electronics, Inc. 4,277,653
5,000 Elite Material Company, Ltd. 745,023
102,000 Far EasTone Telecommunications
Company, Ltd. 304,201
144,000 Feng Hsin Steel Company, Ltd. 276,779
200,000 First Financial Holding Company,
Ltd.
a
182,673
224,000 Fubon Financial Holding Company,
Ltd.
a
638,420
451,000 Hon Hai Precision Industry
Company, Ltd. 3,186,324
1,000 Hon Precision, Inc. 156,938
229,000 Hua Nan Financial Holdings
Company, Ltd.
a
231,642
183,000 KGI Financial Holding Company,
Ltd.
a
124,723
15,000 L&K Engineering Company, Ltd. 323,559
9,000 Lite-On Technology Corporation 48,257
8,000 Marketech International
Corporation 97,739
25,000 MediaTek, Inc. 2,087,041
209,000 Nan Ya Plastics Corporation 599,910
96,000 Quanta Computer, Inc. 957,204
38,000 Simplo Technology Company, Ltd. 431,382
688,000 SinoPac Financial Holdings
Company, Ltd.
a
674,145
436,000 Synnex Technology International
Corporation 1,142,950
693,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 48,152,397

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.9% Value
Taiwan  7.6%  - continued
8,000 Taiwan Surface Mounting
Technology Corporation $ 42,876
83,762 Topco Scientific Company, Ltd. 1,087,298
26,000 Tripod Technology Corporation 374,588
203,000 Tung Ho Steel Enterprise
Corporation 417,731
7,000 Unimicron Technology Corporation 198,823
6,000 United Integrated Services
Company, Ltd. 183,050
315,000 United Microelectronics
Corporation 791,235
185,000 Wah Lee Industrial Corporation 780,744
1,000 WinWay Technology Company, Ltd. 336,248
2,000 Wiwynn Corporation 300,281
407,000 WPG Holdings, Ltd. 1,304,150
47,000 WT Microelectronics Company, Ltd. 305,379
53,000 Yageo Corporation 540,372
13,000 Yankey Engineering Company, Ltd. 261,929
102,000 Yuanta Financial Holding Company,
Ltd.
a
168,990
Total 81,717,278
Thailand  1.0%
156,300 Advanced Info Service PCL NVDR 1,632,464
288,500 Central Pattana PCL NVDR 551,649
59,000 Delta Electronics Thailand PCL
NVDR 577,967
194,000 Kasikornbank PCL NVDR 1,154,567
583,800 Kiatnakin Phatra Bank PCL NVDR 1,416,391
1,426,000 Krung Thai Bank PCL NVDR 1,443,608
170,500 PTT Exploration and Production
PCL NVDR 809,509
401,700 PTT PCL NVDR 434,387
213,000 SCB X PCL NVDR 856,771
87,500 Thai Oil PCL NVDR 129,391
237,700 Thanachart Capital PCL NVDR 408,519
129,200 TISCO Financial Group PCL NVDR
c
434,058
7,455,400 TMBThanachart Bank PCL NVDR 517,679
Total 10,366,960
Turkey  0.1%
577,810 Anadolu Efes Biracilik ve Malt
Sanayii AS
a
243,075
421,851 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 192,428
124,512 Enerjisa Enerji AS
b
338,390
23,380 Migros Ticaret AS 332,441
73,325 Sok Marketler Ticaret AS
a
82,725
28,315 Turkiye Petrol Rafinerileri AS 170,224
Total 1,359,283
United Arab Emirates  0.5%
52,228 Abu Dhabi Commercial Bank PJSC 196,223
15,771 Abu Dhabi Islamic Bank PJSC 94,175
80,082 Abu Dhabi National Oil Company
for Distribution PJSC 80,014
18,896 ADNOC Gas plc 17,337
34,775 Aldar Properties PJSC 73,135
675,306 Deyaar Development PJSC 150,758
213,230 Dubai Islamic Bank PJSC 414,490
160,174 Emaar Development PJSC 635,795
331,439 Emaar Properties PJSC 1,067,234
137,953 Emirates NBD Bank PJSC 1,089,172
Shares Common Stock  92.9% Value
United Arab Emirates  0.5%  - continued
77,449 Emirates Telecommunications
Group Company PJSC $ 392,189
238,933 First Abu Dhabi Bank PJSC 1,142,268
121,574 Sharjah Islamic Bank 97,971
40,524 Sharjah Islamic Bank, Rights
a
4,424
Total 5,455,185
United Kingdom  7.7%
21,492 Aderdeen Group plc 60,738
16,874 AngloGold Ashanti plc
e
1,568,088
32,650 AstraZeneca plc 6,194,425
37,944 BAE Systems plc 1,055,356
223,839 Balfour Beatty plc 2,487,255
899,596 Barclays plc 5,287,744
5,239 Bellway plc 135,949
7,518 Berkeley Group Holdings plc
a
327,329
15,817 Big Yellow Group plc 194,137
373,444 BP plc 2,956,118
5,822 British American Tobacco plc 342,885
66,105 British Land Company plc 349,792
754 Clarkson plc 49,617
20,111 Compass Group plc 568,277
2,152 Computacenter plc 108,956
30,415 Convatec Group plc
b
87,225
1,417 Cranswick plc 103,929
68,835 Currys plc 116,803
27,356 Diploma plc 2,588,951
6,331 Drax Group plc 76,121
11,514 Endeavour Mining plc 694,947
52,744 Evraz plc
a,c
7
13,923 FirstGroup plc 30,806
22,673 Future plc 102,985
4,332 Games Workshop Group plc 1,148,960
25,170 GB Group plc 72,781
1,661 Georgia Capital plc
a
88,492
290,983 GSK plc 7,628,828
70,248 Haleon plc 324,396
38,906 Halma plc 2,341,270
69,258 Harbour Energy plc 275,430
3,936 Hikma Pharmaceuticals plc 74,835
38,909 Howden Joinery Group plc 410,501
183,976 HSBC Holdings plc 3,385,121
7,687 ICG plc 189,521
74,209 IG Group Holdings plc 1,517,725
17,660 IMI plc 672,635
108,417 Imperial Brands plc 4,119,045
80,458 ITV plc 87,549
8,270 Johnson Matthey plc 233,845
70,451 Johnson Service Group plc 123,619
25,198 Jupiter Fund Management plc 52,038
10,408 Keller Group plc 316,373
87,533 Kier Group plc 243,598
212,695 Kingfisher plc 836,381
1,779 Lion Finance Group plc 267,253
2,477,472 Lloyds TSB Group plc 3,367,631
17,126 Molten Ventures plc
a
130,830
21,213 MONY Group plc 51,323
11,080 Morgan Sindall Group plc 706,211
5,897 MP Evans Group plc 144,277
308,982 NatWest Group plc 2,464,399
17,988 Next plc 3,174,671
27,465 OSB Group plc 197,439
4,631 Oxford Instruments plc 181,865
29,698 Paragon Banking Group plc 302,480
14,361 Persimmon plc 207,078

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a
Shares Common Stock  92.9% Value
United Kingdom  7.7%  - continued
17,392 Polar Capital Holdings plc $ 161,166
135,533 Primary Health Properties plc 172,432
12,639 Raspberry PI Holdings plc
a
107,409
2,990 Rathbones Group plc 79,908
5,377 Reckitt Benckiser Group plc 342,131
8,068 Renew Holdings plc 99,355
1,740 Renishaw plc 112,087
11,844 Rio Tinto plc 1,193,122
68,943 Rotork plc 289,698
32,081 Serica Energy plc 125,263
13,461 Shawbrook Group plc
a,b
59,336
221,196 Shell plc 10,057,060
14,965 Smith & Nephew plc 231,565
8,436 Smiths Group plc 291,258
4,886 St. James's Place plc 80,677
85,987 Standard Chartered plc 2,189,641
11,945 Standard Life plc 122,891
1,537 TBC Bank Group plc 101,436
665,342 Tesco plc 4,364,301
2,409 TORM plc 77,259
36,298 Tritax Big Box REIT plc 74,505
17,509 Vistry Group plc
a
78,145
1,165,362 Vodafone Group plc 1,854,259
17,292 Volex plc 140,474
47,733 Zigup plc 260,785
Total 83,493,003
United States  0.1%
1,285 Southern Copper Corporation
a
220,622
12,896 Yum China Holding, Inc. 624,811
Total 845,433
Virgin Islands, British  <0.1%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $804,887,267) 1,002,258,523
Shares Preferred Stock 0.8%
Brazil  0.4%
4,265 Axia Energia SA, Class C ADR
a
51,393
55,200 Bradespar SA 257,060
211,751 Companhia de Saneamento do
Parana 338,679
89,200 Companhia de Saneamento do
Parana, Units 740,181
241,534 Itausa SA 678,488
207,490 Petroleo Brasileiro SA 2,068,699
Total 4,134,500
Germany  <0.1%
1,183 Draegerwerk AG & Company KGaA 125,016
Total 125,016
Russian Federation  <0.1%
404,300 Surgutneftegas PAO
a,c,d
1
9,000 Transneft PJSC
a,c,d
0
Total 1
Shares Preferred Stock  0.8% Value
South Korea  0.4%
39,042 Samsung Electronics Company,
Ltd. $ 4,213,956
Total 4,213,956
Total Preferred Stock
(cost $7,297,407) 8,473,473
Shares or
Principal
Amount Short-Term Investments 5.3%
Federal Home Loan Bank Discount
Notes
100,000 3.600%,  5/1/2026
g,h
99,990
1,100,000 3.600%,  5/8/2026
g,h
1,099,122
1,000,000 3.600%,  5/29/2026
g,h
997,108
200,000 3.640%,  6/5/2026
g,h
199,280
200,000 3.590%,  6/22/2026
g,h
198,940
100,000 3.635%,  6/24/2026
g,h
99,450
100,000 3.630%,  7/15/2026
g,h
99,241
600,000 3.590%,  7/22/2026
g,h
595,027
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 3.600%,  7/20/2026
g,h
495,956
Federal National Mortgage
Association Discount Notes
500,000 3.595%,  6/1/2026
g,h
498,400
State Street Institutional U.S.
Government Money Market Fund
8,394,138 3.596%
g
8,394,138
Thrivent Core Short-Term Reserve
Fund
4,420,387 3.980% 44,203,871
Total Short-Term Investments
(cost $56,980,939) 56,980,523
Total Investments (cost
$869,165,613) 99.0% $1,067,712,519
Other Assets and Liabilities,
Net 1.0% 11,163,565
Total Net Assets 100.0% $1,078,876,084
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $17,957,452 or 1.7% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $211,610,190
Gross unrealized depreciation (19,359,619)
Net unrealized appreciation (depreciation) $192,250,571
Cost for federal income tax purposes $880,107,457

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 43,576,678 3,872,524 39,704,153 1
Consumer Discretionary 61,502,835 3,383,114 58,119,721 –
Consumer Staples @ 36,470,543 47,814 36,422,729 0
Energy @ 63,361,507 3,187,998 60,173,488 21
Financials @ 259,305,198 6,323,586 252,547,554 434,058
Health Care 64,204,858 318,226 63,886,632 –
Industrials @ 157,445,015 3,296,712 153,576,995 571,308
Information Technology 179,862,930 8,037,335 171,825,595 –
Materials @ 85,745,443 10,941,581 74,803,854 8
Real Estate 22,004,110 – 22,004,110 –
Utilities 28,779,406 773,905 28,005,501 –
Preferred Stock
Energy @ 2,068,700 – 2,068,699 1
Financials 678,488 – 678,488 –
Health Care 125,016 – 125,016 –
Information Technology 4,213,956 – 4,213,956 –
Materials 257,060 – 257,060 –
Utilities 1,130,253 51,393 1,078,860 –
Short-Term Investments 12,776,652 8,394,138 4,382,514 –
Subtotal Investments in Securities $1,023,508,648 $48,628,326 $973,874,925 $1,005,397
Other Investments  * Total
Affiliated Short-Term Investments 44,203,871
Subtotal Other Investments $44,203,871
Total Investments at Value $1,067,712,519
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,645,509 4,645,509 – –
Total Asset Derivatives $4,645,509 $4,645,509 $– $–

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $4,382,514 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 473 June 2026 $ 69,214,901 $ 2,825,364
ICE US mini MSCI Emerging Markets Index 278 June 2026 20,895,235 1,820,145
Total Futures Long Contracts $ 90,110,136 $ 4,645,509
Total Futures Contracts $ 90,110,136 $4,645,509
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for International Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,645,509
Total Equity Contracts 4,645,509
Total Asset Derivatives $4,645,509
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 9,017,324
Total Equity Contracts 9,017,324
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 221,230
Total Foreign Exchange Contracts 221,230
Total $9,238,554
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,315,094
Total Equity Contracts 2,315,094
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 703,717
Total Foreign Exchange Contracts 703,717
Total 3,018,811

International Equity Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents International Equity Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $123,805,661
Foreign Exchange Contracts
Futures - Long 33,206,216
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $64,204 $– $20,000 $44,204 4,420 4.1%
Total Affiliated Short-Term Investments 64,204 44,204 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 531 531 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $64,204 $44,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $– $– $– $1,139
Total Income/Non Income Cash from Affiliated Investments $1,139
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.7% Value
Communications Services  16.4%
603,940 Alphabet, Inc., Class A $ 232,396,112
528,765 Alphabet, Inc., Class C 201,956,504
291,447 Meta Platforms, Inc. 178,339,334
1,108,176 Netflix, Inc.
a
103,736,355
Total 716,428,305
Consumer Discretionary  13.2%
1,308,266 Amazon.com, Inc.
a
346,768,986
148,759 Hilton Worldwide Holdings, Inc. 48,208,329
178,039 Home Depot, Inc. 58,539,223
318,112 Tesla, Inc.
a
121,401,083
Total 574,917,621
Consumer Staples  1.8%
599,394 Walmart, Inc. 79,078,050
Total 79,078,050
Energy  0.6%
198,000 ConocoPhillips 24,904,440
Total 24,904,440
Financials  6.8%
157,009 American Express Company 50,721,757
220,760 JPMorgan Chase & Company 69,148,655
217,386 Morgan Stanley 41,431,598
368,497 Robinhood Markets, Inc.
a
26,859,746
328,632 Visa, Inc. 108,395,979
Total 296,557,735
Health Care  5.7%
138,534 Amgen, Inc. 47,967,398
234,263 Danaher Corporation 41,921,364
104,493 Eli Lilly & Company 97,659,158
130,904 Intuitive Surgical, Inc.
a
59,902,979
Total 247,450,899
Industrials  10.5%
85,670 Caterpillar, Inc. 76,255,724
130,460 Eaton Corporation plc 56,490,485
46,786 EMCOR Group, Inc. 41,717,673
1,294,097 Fastenal Company 58,143,778
47,696 GE Vernova, Inc. 51,676,708
232,125 General Electric Company 67,300,001
62,445 Parker-Hannifin Corporation 56,788,732
646,481 Uber Technologies, Inc.
a
48,233,947
Total 456,607,048
Information Technology  42.0%
309,524 Advanced Micro Devices, Inc.
a
109,723,163
959,883 Apple, Inc. 260,464,252
439,637 Arista Networks, Inc.
a
75,929,706
535,703 Broadcom, Inc. 223,618,503
121,363 Cadence Design Systems, Inc.
a
40,000,031
117,941 International Business Machines
Corporation 27,242,012
88,852 Intuit, Inc. 34,519,002
386,155 Lam Research Corporation 99,573,928
651,252 Microsoft Corporation 265,567,541
2,370,866 NVIDIA Corporation 473,153,728
496,904 Palantir Technologies, Inc.
a
69,124,316
304,768 ServiceNow, Inc.
a
26,914,062
409,010 Shopify, Inc.
a
49,543,381
Shares Common Stock  97.7% Value
Information Technology  42.0% - continued
192,531 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 76,253,828
Total 1,831,627,453
Utilities  0.7%
97,734 Constellation Energy Corporation 30,590,742
Total 30,590,742
Total Common Stock
(cost $2,309,749,696) 4,258,162,293
Shares
Registered Investment
Companies   0.7% Value
U.S. Unaffiliated   0.7%
180,840 iShares Biotechnology ETF 30,505,900
Total 30,505,900
Total Registered Investment
Companies (cost $29,961,783) 30,505,900
Shares or
Principal
Amount Short-Term Investments 1.8% Value
State Street Institutional U.S.
Government Money Market
Fund
79,865,118 3.596%
b
79,865,118
Total Short-Term Investments
(cost $79,865,118) 79,865,118
Total Investments (cost
$2,419,576,597) 100.2% $4,368,533,311
Other Assets and Liabilities, Net
(0.2%) (7,241,710)
Total Net Assets 100.0% $4,361,291,601
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,996,918,506
Gross unrealized depreciation (54,039,440)
Net unrealized appreciation (depreciation) $1,942,879,066
Cost for federal income tax purposes $2,425,654,245

Large Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 716,428,305 716,428,305 – –
Consumer Discretionary 574,917,621 574,917,621 – –
Consumer Staples 79,078,050 79,078,050 – –
Energy 24,904,440 24,904,440 – –
Financials 296,557,735 296,557,735 – –
Health Care 247,450,899 247,450,899 – –
Industrials 456,607,048 456,607,048 – –
Information Technology 1,831,627,453 1,831,627,453 – –
Utilities 30,590,742 30,590,742 – –
Registered Investment Companies
U.S. Unaffiliated 30,505,900 30,505,900 – –
Short-Term Investments 79,865,118 79,865,118 – –
Subtotal Investments in Securities $4,368,533,311 $4,368,533,311 $– $–
Total Investments at Value $4,368,533,311
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $66,971 $66,971 $– – –%
Total Collateral Held for Securities Loaned – – –
Total Value $– $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Large Cap Value Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.8% Value
Communications Services  6.6%
214,221 Alphabet, Inc., Class C $ 81,819,569
861,802 Comcast Corporation 23,303,126
80,753 Meta Platforms, Inc. 49,413,568
886,355 Universal Music Group NV 18,584,805
1,053,832 Warner Brothers Discovery, Inc.
a
28,506,155
1,172,736 Warner Music Group Corporation 33,153,247
Total 234,780,470
Consumer Discretionary  6.8%
273,410 Amazon.com, Inc.
a
72,470,055
259,619 Aptiv plc
a
15,644,641
81,948 Booking Holdings, Inc.
a
13,796,765
181,177 D.R. Horton, Inc. 27,875,893
215,776 Lowe's Companies, Inc. 51,525,151
1,101,459 Sony Group Corporation ADR 22,128,311
86,540 Versigent plc
a
3,026,304
395,597 Wyndham Hotels & Resorts, Inc. 32,193,684
Total 238,660,804
Consumer Staples  4.4%
1,337,423 Keurig Dr Pepper, Inc. 39,320,236
169,317 PepsiCo, Inc. 26,835,051
536,317 Sysco Corporation 40,068,243
813,922 Unilever plc ADR 48,005,120
Total 154,228,650
Energy  8.8%
382,097 ConocoPhillips 48,060,161
619,581 Devon Energy Corporation 31,827,876
1,406,072 Enterprise Products Partners, LP 54,414,986
671,903 Exxon Mobil Corporation 103,694,790
940,624 Halliburton Company 39,788,395
132,175 Marathon Petroleum Corporation 32,817,731
Total 310,603,939
Financials  17.5%
89,766 Allstate Corporation 19,502,561
368,947 American International Group, Inc. 27,597,236
1,624,111 Bank of America Corporation 86,824,974
351,332 Bank of New York Mellon
Corporation 47,208,481
319,696 Capital One Financial Corporation 61,157,845
574,222 Charles Schwab Corporation 52,621,704
96,288 Chubb, Ltd. 31,486,176
164,441 Intercontinental Exchange, Inc. 25,996,478
221,472 JPMorgan Chase & Company 69,371,675
58,761 Marsh & McLennan Companies,
Inc. 9,854,807
380,450 MetLife, Inc. 30,474,045
325,168 Morgan Stanley 61,973,769
1,124,701 Wells Fargo & Company 92,484,163
Total 616,553,914
Health Care  11.7%
303,599 Bristol-Myers Squibb Company 18,395,063
68,904 Cencora, Inc. 21,223,121
193,208 Cigna Group 56,142,381
248,713 Gilead Sciences, Inc. 32,541,609
188,128 ICON plc
a
22,261,186
299,148 Johnson & Johnson 68,759,168
198,840 Labcorp Holdings, Inc. 51,062,112
672,842 Merck & Company, Inc. 73,460,890
98,973 UnitedHealth Group, Inc. 36,667,517
Shares Common Stock  96.8% Value
Health Care  11.7% - continued
400,649 Zimmer Biomet Holdings, Inc. $ 33,025,497
Total 413,538,544
Industrials  12.3%
642,939 Amentum Holdings, Inc.
a
16,864,290
3,463,615 CNH Industrial NV 37,095,317
1,220,972 CSX Corporation 55,468,758
818,573 Delta Air Lines, Inc. 55,654,778
557,655 Flowserve Corporation 41,065,714
103,754 General Dynamics Corporation 35,722,502
443,455 Hexcel Corporation 41,627,121
234,454 Honeywell International, Inc. 50,250,526
186,218 Jacobs Solutions, Inc. 24,098,471
136,732 JB Hunt Transport Services, Inc. 34,392,200
135,131 L3Harris Technologies, Inc. 43,316,242
Total 435,555,919
Information Technology  14.7%
866,631 Cisco Systems, Inc. 79,296,737
82,179 International Business Machines
Corporation 18,981,706
266,004 Microsoft Corporation 108,471,111
418,814 Qualcomm, Inc. 75,210,618
747,645 Samsung Electronics Company,
Ltd. 112,586,133
152,570 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 60,426,874
281,830 TD SYNNEX Corporation 64,307,969
Total 519,281,148
Materials  4.4%
273,394 CF Industries Holdings, Inc. 33,955,535
283,754 Crown Holdings, Inc. 27,895,856
168,330 Eastman Chemical Company 12,303,240
390,349 International Paper Company 11,874,416
236,171 Nucor Corporation 53,206,964
212,183 Solstice Advanced Materials, Inc. 17,388,397
Total 156,624,408
Real Estate  3.3%
59,968 AvalonBay Communities, Inc. 10,974,144
214,844 CBRE Group, Inc.
a
30,664,684
532,462 Crown Castle, Inc. 47,271,976
1,559,375 Healthcare Realty Trust, Inc. 29,160,313
Total 118,071,117
Utilities  6.3%
138,244 Constellation Energy Corporation 43,270,372
413,392 Duke Energy Corporation 53,554,933
565,282 Entergy Corporation 66,652,401
315,866 Evergy, Inc. 26,166,339
208,152 Vistra Energy Corporation 32,854,712
Total 222,498,757
Total Common Stock
(cost $2,286,066,135) 3,420,397,670

Large Cap Value Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 3.3% Value
State Street Institutional U.S.
Government Money Market
Fund
115,974,489 3.596%
b
$ 115,974,489
Total Short-Term Investments
(cost $115,974,489) 115,974,489
Total Investments (cost
$2,402,040,624) 100.1% $3,536,372,159
Other Assets and Liabilities, Net
(0.1%) (4,124,134)
Total Net Assets 100.0% $3,532,248,025
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,228,905,456
Gross unrealized depreciation (77,671,423)
Net unrealized appreciation (depreciation) $1,151,234,033
Cost for federal income tax purposes $2,385,138,126

Large Cap Value Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 234,780,470 216,195,665 18,584,805 –
Consumer Discretionary 238,660,804 238,660,804 – –
Consumer Staples 154,228,650 154,228,650 – –
Energy 310,603,939 310,603,939 – –
Financials 616,553,914 616,553,914 – –
Health Care 413,538,544 413,538,544 – –
Industrials 435,555,919 435,555,919 – –
Information Technology 519,281,148 406,695,015 112,586,133 –
Materials 156,624,408 156,624,408 – –
Real Estate 118,071,117 118,071,117 – –
Utilities 222,498,757 222,498,757 – –
Short-Term Investments 115,974,489 115,974,489 – –
Subtotal Investments in Securities $3,536,372,159 $3,405,201,221 $131,170,938 $–
Total Investments at Value $3,536,372,159
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $12,943 $126,181 $139,124 $– – –%
Total Collateral Held for Securities Loaned 12,943 – –
Total Value $12,943 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $18
Total Affiliated Income from Securities Loaned, Net $18
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.4% Value
Communications Services  1.4%
1,718 Reddit, Inc.
a
$ 252,941
463 Spotify Technology SA
a
206,753
Total 459,694
Consumer Discretionary  15.0%
2,118 DoorDash, Inc.
a
357,201
2,262 Hilton Worldwide Holdings, Inc. 733,046
9,238 Levi Strauss & Company 205,823
4,976 O'Reilly Automotive, Inc.
a
494,614
1,884 Ross Stores, Inc. 429,156
4,356 SharkNinja, Inc.
a
503,249
2,945 Texas Roadhouse, Inc. 474,116
1,043 TopBuild Corporation
a
461,736
6,411 Viking Holdings, Ltd.
a
525,125
1,421 Wingstop, Inc. 233,129
3,998 Wynn Resorts, Ltd. 428,226
Total 4,845,421
Consumer Staples  3.1%
709 Casey's General Stores, Inc. 582,904
5,187 Turning Point Brands, Inc. 418,487
Total 1,001,391
Energy  2.0%
968 Cheniere Energy, Inc. 266,152
4,992 TechnipFMC plc 377,245
Total 643,397
Financials  7.3%
897 Ameriprise Financial, Inc. 425,887
4,211 Arch Capital Group, Ltd.
a
397,771
1,708 East West Bancorp, Inc. 216,011
2,087 Intercontinental Exchange, Inc. 329,934
4,045 Nasdaq, Inc. 371,776
5,306 Robinhood Markets, Inc.
a
386,754
8,781 Toast, Inc.
a
250,434
Total 2,378,567
Health Care  12.2%
736 Alnylam Pharmaceuticals, Inc.
a
227,785
424 Argenx SE ADR
a
331,449
1,631 Cencora, Inc. 502,364
1,336 IDEXX Laboratories, Inc.
a
749,229
2,182 iRhythm Holdings, Inc.
a
281,827
2,474 Natera, Inc.
a
510,040
2,646 Repligen Corporation
a
313,048
1,573 STERIS plc 341,152
1,340 Veeva Systems, Inc.
a
209,000
1,685 West Pharmaceutical Services,
Inc. 501,439
Total 3,967,333
Industrials  26.6%
4,716 AAON, Inc. 440,050
3,475 Advanced Drainage Systems, Inc. 518,644
887 Axon Enterprise, Inc.
a
356,361
2,252 BWX Technologies, Inc. 487,310
1,643 Clean Harbors, Inc.
a
513,733
787 EMCOR Group, Inc. 701,744
11,251 Fastenal Company 505,507
3,003 Howmet Aerospace, Inc. 729,849
1,664 Lincoln Electric Holdings, Inc. 440,960
Shares Common Stock  96.4% Value
Industrials  26.6% - continued
3,156 Mercury Systems, Inc.
a
$ 249,040
3,009 nVent Electric plc 429,986
1,877 Old Dominion Freight Line, Inc. 398,731
984 Quanta Services, Inc. 716,126
1,110 Rockwell Automation, Inc. 453,890
2,243 Verisk Analytics, Inc. 413,811
2,634 Vertiv Holdings Company 865,243
3,528 Xylem, Inc. 416,869
Total 8,637,854
Information Technology  24.5%
4,036 Amphenol Corporation 594,382
3,178 Arista Networks, Inc.
a
548,872
1,088 Celestica, Inc.
a
445,634
2,392 Cloudflare, Inc.
a
490,288
5,003 Cognex Corporation 277,717
1,488 Coherent Corporation
a
475,729
2,242 Guidewire Software, Inc.
a
310,270
11,210 JFrog, Ltd.
a
520,592
4,352 Lattice Semiconductor
Corporation
a
532,163
631 Littelfuse, Inc. 255,031
1,588 MKS, Inc. 450,595
844 Monolithic Power Systems, Inc. 1,362,562
1,368 Palantir Technologies, Inc.
a
190,303
3,153 Rambus, Inc.
a
362,942
2,569 Snowflake, Inc.
a
350,591
954 Synopsys, Inc.
a
460,400
892 Tyler Technologies, Inc.
a
304,297
Total 7,932,368
Materials  1.3%
680 Martin Marietta Materials, Inc. 420,968
Total 420,968
Real Estate  1.5%
3,329 CBRE Group, Inc.
a
475,148
Total 475,148
Utilities  1.5%
3,153 Vistra Energy Corporation 497,670
Total 497,670
Total Common Stock
(cost $24,796,475) 31,259,811
Shares
Registered Investment
Companies   2.2% Value
U.S. Unaffiliated   2.2%
1,919 State Street SPDR S&P Biotech
ETF 252,022
1,102 State Street SPDR S&P Software &
Services ETF 166,711
581 VanEck Semiconductor ETF 294,404
Total 713,137
Total Registered Investment
Companies (cost $510,091) 713,137

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 1.6% Value
State Street Institutional U.S.
Government Money Market
Fund
511,201 3.596%
b
$ 511,201
Total Short-Term Investments
(cost $511,200) 511,201
Total Investments (cost
$25,817,766) 100.2% $32,484,149
Other Assets and Liabilities, Net
(0.2%) (53,517)
Total Net Assets 100.0% $32,430,632
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange-Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $8,399,308
Gross unrealized depreciation (1,857,887)
Net unrealized appreciation (depreciation) $6,541,421
Cost for federal income tax purposes $25,942,728
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 459,694 459,694 – –
Consumer Discretionary 4,845,421 4,845,421 – –
Consumer Staples 1,001,391 1,001,391 – –
Energy 643,397 643,397 – –
Financials 2,378,567 2,378,567 – –
Health Care 3,967,333 3,967,333 – –
Industrials 8,637,854 8,637,854 – –
Information Technology 7,932,368 7,932,368 – –
Materials 420,968 420,968 – –
Real Estate 475,148 475,148 – –
Utilities 497,670 497,670 – –
Registered Investment Companies
U.S. Unaffiliated 713,137 713,137 – –
Short-Term Investments 511,201 511,201 – –
Subtotal Investments in Securities $32,484,149 $32,484,149 $– $–
Total Investments at Value $32,484,149

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending for the Fund. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $194 $4,048 $4,242 $– – –%
Total Collateral Held for Securities Loaned 194 – –
Total Value $194 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.5% Value
Communications Services  1.3%
258,553 Reddit, Inc.
a
$ 38,066,758
Total 38,066,758
Consumer Discretionary  10.6%
8,593 AutoZone, Inc.
a
31,828,730
214,510 Garmin, Ltd. 53,872,041
5,767 NVR, Inc.
a
36,423,622
315,795 SharkNinja, Inc.
a
36,483,796
88,176 Ulta Beauty, Inc.
a
47,392,837
486,001 Viking Holdings, Ltd.
a
39,808,342
188,542 Williams-Sonoma, Inc. 34,165,696
364,809 Wynn Resorts, Ltd. 39,074,692
Total 319,049,756
Consumer Staples  2.5%
53,903 Casey's General Stores, Inc. 44,316,352
156,444 WD-40 Company 32,846,982
Total 77,163,334
Energy  4.6%
1,132,941 Devon Energy Corporation 58,199,179
402,663 Expand Energy Corporation 41,132,025
954,839 Halliburton Company 40,389,690
Total 139,720,894
Financials  13.5%
886,181 Ally Financial, Inc. 39,337,575
59,888 Ameriprise Financial, Inc. 28,434,223
673,581 Arch Capital Group, Ltd.
a
63,626,461
1,119,568 Fifth Third Bancorp 56,829,272
296,970 M&T Bank Corporation 64,926,551
407,198 Nasdaq, Inc. 37,425,568
329,643 Northern Trust Corporation 54,832,817
814,860 Old Republic International
Corporation 32,553,657
372,400 Robinhood Markets, Inc.
a
27,144,236
Total 405,110,360
Health Care  10.0%
622,524 Dexcom, Inc.
a
37,071,304
1,028,752 Exelixis, Inc.
a
45,738,314
352,753 Illumina, Inc.
a
44,707,915
61,528 Medpace Holdings, Inc.
a
25,759,313
42,604 Mettler-Toledo International, Inc.
a
54,388,692
182,356 Tenet Healthcare Corporation
a
32,298,895
52,500 United Therapeutics Corporation
a
29,995,875
192,469 Veeva Systems, Inc.
a
30,019,390
Total 299,979,698
Industrials  24.4%
237,902 Allegion plc 32,706,767
198,164 AMETEK, Inc. 46,667,622
239,540 C.H. Robinson Worldwide, Inc. 43,550,768
53,559 EMCOR Group, Inc. 47,756,954
1,105,333 Fastenal Company 49,662,612
266,950 Howmet Aerospace, Inc. 64,879,528
167,518 IDEX Corporation 36,493,796
217,671 Lincoln Electric Holdings, Inc. 57,682,815
168,784 Old Dominion Freight Line, Inc. 35,854,785
210,908 Oshkosh Corporation 32,964,920
84,705 Quanta Services, Inc. 61,645,758
129,819 Rockwell Automation, Inc. 53,084,287
Shares Common Stock  97.5% Value
Industrials  24.4% - continued
453,660 Timken Company $ 50,306,357
494,437 UL Solutions, Inc. 44,741,604
47,986 United Rentals, Inc. 46,058,882
171,259 Verisk Analytics, Inc. 31,595,573
Total 735,653,028
Information Technology  16.4%
376,559 Datadog, Inc.
a
49,777,334
75,481 Fabrinet
a
51,588,999
693,901 JFrog, Ltd.
a
32,224,762
42,678 Monolithic Power Systems, Inc. 68,899,790
6,577,423 Nokia Oyj ADR
b
84,914,531
259,008 Onto Innovation, Inc.
a
76,422,901
594,052 Trimble, Inc.
a
39,991,581
118,549 Western Digital Corporation 51,511,911
164,633 Zebra Technologies Corporation
a
37,249,863
Total 492,581,672
Materials  5.3%
159,319 Albemarle Corporation 31,338,047
795,434 Amcor plc 30,258,309
425,210 Steel Dynamics, Inc. 97,228,519
Total 158,824,875
Real Estate  4.7%
270,472 Extra Space Storage, Inc. 38,766,752
1,181,374 First Industrial Realty Trust, Inc. 73,257,002
148,891 Simon Property Group, Inc. 30,330,585
Total 142,354,339
Utilities  4.2%
561,601 Alliant Energy Corporation 41,238,362
964,267 CenterPoint Energy, Inc. 42,090,255
877,418 NiSource, Inc. 42,361,741
Total 125,690,358
Total Common Stock
(cost $2,060,717,031) 2,934,195,072
Shares
Collateral Held for Securities
Loaned 0.6% Value
16,530,375 Thrivent Cash Management Trust 16,530,375
Total Collateral Held for
Securities Loaned
(cost $16,530,375) 16,530,375
Shares or
Principal
Amount Short-Term Investments 1.8% Value
State Street Institutional U.S.
Government Money Market
Fund
55,220,975 3.596%
c
55,220,975
Total Short-Term Investments
(cost $55,220,975) 55,220,975
Total Investments (cost
$2,132,468,381) 99.9% $3,005,946,422
Other Assets and Liabilities, Net
0.1% 2,658,092
Total Net Assets 100.0% $3,008,604,514

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 16,737,815
Total lending $16,737,815
Gross amount payable upon return of
collateral for securities loaned $16,530,375
Net amounts due from counterparty $(207,440)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $955,477,891
Gross unrealized depreciation (87,187,131)
Net unrealized appreciation (depreciation) $868,290,760
Cost for federal income tax purposes $2,137,655,662
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 38,066,758 38,066,758 – –
Consumer Discretionary 319,049,756 319,049,756 – –
Consumer Staples 77,163,334 77,163,334 – –
Energy 139,720,894 139,720,894 – –
Financials 405,110,360 405,110,360 – –
Health Care 299,979,698 299,979,698 – –
Industrials 735,653,028 735,653,028 – –
Information Technology 492,581,672 492,581,672 – –
Materials 158,824,875 158,824,875 – –
Real Estate 142,354,339 142,354,339 – –
Utilities 125,690,358 125,690,358 – –
Short-Term Investments 55,220,975 55,220,975 – –
Subtotal Investments in Securities $2,989,416,047 $2,989,416,047 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 16,530,375
Subtotal Other Investments $16,530,375
Total Investments at Value $3,005,946,422
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $31,500 $151,914 $166,884 $16,530 16,530 0.6%
Total Collateral Held for Securities Loaned 31,500 16,530 0.6
Total Value $31,500 $16,530
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $36
Total Affiliated Income from Securities Loaned, Net $36
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   47.4% Value
U.S. Affiliated   46.9%
7,017,907 Thrivent Core Emerging Markets
Debt Fund $ 62,108,476
2,331,193 Thrivent Core Emerging Markets
Equity Fund 32,613,393
4,374,569 Thrivent Core High Yield Bond
Fund 86,835,192
1,323,252 Thrivent Core International Equity
Fund 17,652,175
7,491,155 Thrivent Core Investment Grade
Corporate Bond Fund 147,126,287
3,674,443 Thrivent Global Stock Fund, Class
S 115,010,065
2,880,549 Thrivent High Yield Fund, Class S 49,113,364
7,836,936 Thrivent Income Fund, Class S 128,447,388
14,780,950 Thrivent International Equity Fund,
Class S 203,977,109
19,906,864 Thrivent Large Cap Growth Fund,
Class S 493,889,299
12,986,596 Thrivent Large Cap Value Fund,
Class S 464,270,817
2,759,574 Thrivent Mid Cap Stock Fund,
Class S 102,794,125
954,035 Thrivent Mid Cap Value ETF 16,251,032
5,972,573 Thrivent Short-Term Bond Fund,
Class S 74,657,162
1,398,447 Thrivent Small Cap Stock Fund,
Class S 48,777,844
279,610 Thrivent Small Cap Value ETF 8,577,428
Total 2,052,101,156
U.S. Unaffiliated   0.5%
8,355 Invesco QQQ Trust Series 1 5,578,968
7,123 iShares Biotechnology ETF 1,201,579
172 iShares Semiconductor ETF 79,367
16,683 State Street SPDR S&P 500 ETF
Trust 11,989,405
1,813 State Street SPDR S&P Biotech
ETF 238,101
1,028 State Street SPDR S&P Software &
Services ETF 155,516
543 VanEck Semiconductor ETF 275,149
Total 19,518,085
Total Registered Investment
Companies (cost $1,362,378,577) 2,071,619,241
Shares Common Stock 25.4% Value
Communications Services 2.3%
67,394 Alphabet, Inc., Class A 25,933,211
74,450 Alphabet, Inc., Class C 28,435,433
137,827 AT&T, Inc. 3,601,420
201 Cable One, Inc.
a
18,390
746 CarGurus, Inc.
a
27,199
96,042 Comcast Corporation 2,596,976
989 Iridium Communications, Inc. 38,640
27,242 Liberty Global, Ltd., Class A
a
315,462
312 Liberty Media Corporation-Liberty
Formula One
a
26,816
88 Madison Square Garden Sports
Corporation
a
30,137
31,796 Meta Platforms, Inc. 19,456,290
93,040 Netflix, Inc.
a
8,709,474
3,299 New York Times Company 260,720
Shares Common Stock  25.4% Value
Communications Services 2.3% - continued
3,028 News Corporation, Class A $ 79,697
239 Omnicom Group, Inc. 18,336
2,808 Reddit, Inc.
a
413,422
485 Roku, Inc.
a
56,532
436 Spotify Technology SA
a
194,696
320 Take-Two Interactive Software,
Inc.
a
68,403
495 Trade Desk, Inc.
a
11,677
98,341 Universal Music Group NV 2,061,982
19,104 Walt Disney Company 1,982,040
117,800 Warner Brothers Discovery, Inc.
a
3,186,490
130,311 Warner Music Group Corporation 3,683,892
Total 101,207,335
Consumer Discretionary 2.4%
1,679 Adient plc
a
35,343
154,635 ADT, Inc. 1,164,402
1,975 Advance Auto Parts, Inc. 117,532
152,752 Amazon.com, Inc.
a
40,488,445
2,969 American Eagle Outfitters, Inc. 51,720
29,267 Aptiv plc
a
1,763,629
1,755 Aramark 80,186
53 AutoNation, Inc.
a
11,256
39 AutoZone, Inc.
a
144,457
9,125 Booking Holdings, Inc.
a
1,536,285
2,540 Boot Barn Holdings, Inc.
a
435,483
4,712 BorgWarner, Inc. 268,443
73 Bright Horizons Family Solutions,
Inc.
a
5,921
320 Brunswick Corporation 25,424
1,241 Buckle, Inc. 69,012
1,857 Build-A-Bear Workshop, Inc. 68,598
1,599 CarMax, Inc.
a
62,857
1,845 Carnival Corporation 48,911
32 Cavco Industries, Inc.
a
16,224
2,213 Chewy, Inc.
a
56,254
716 Chipotle Mexican Grill, Inc.
a
24,337
4,756 Churchill Downs, Inc. 480,308
123 Citi Trends, Inc.
a
5,991
20,202 D.R. Horton, Inc. 3,108,280
3,299 Dana, Inc. 120,249
803 Deckers Outdoor Corporation
a
82,067
2,094 DoorDash, Inc.
a
353,153
545 eBay, Inc. 56,397
664 Etsy, Inc.
a
42,722
8,218 Five Below, Inc.
a
1,936,654
8,807 Ford Motor Company 106,389
1,638 Fox Factory Holding Corporation
a
29,074
4,843 Frontdoor, Inc.
a
332,375
345 Gap, Inc. 8,484
3,496 Garmin, Ltd. 877,985
15,190 General Motors Company 1,167,959
3,202 Gentex Corporation 73,998
167 GigaCloud Technology, Inc.
a
7,430
5,015 Goodyear Tire & Rubber
Company
a
35,506
57 Graham Holdings Company 63,983
364 Grand Canyon Education, Inc.
a
61,541
19,350 Hasbro, Inc. 1,854,504
3,747 Helen of Troy, Ltd.
a
86,743
7,974 Hilton Worldwide Holdings, Inc. 2,584,134
7,210 Home Depot, Inc. 2,370,648
1,243 Installed Building Products, Inc. 358,668
9,783 Laureate Education, Inc.
a
294,419
668 Lear Corporation 84,923

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Consumer Discretionary 2.4% - continued
8,733 Levi Strauss & Company $ 194,571
15,770 Life Time Group Holdings, Inc.
a
422,794
171 Lithia Motors, Inc. 49,610
23,783 Lowe's Companies, Inc. 5,679,143
178 Lululemon Athletica, Inc.
a
24,511
132 M/I Homes, Inc.
a
17,357
2,253 Macy's, Inc. 44,046
5,190 Mattel, Inc.
a
78,265
2,156 Mohawk Industries, Inc.
a
227,587
558 Monarch Casino & Resort, Inc. 66,229
494 Murphy USA, Inc. 290,472
37 NVR, Inc.
a
233,687
3,321 Ollie's Bargain Outlet Holdings,
Inc.
a
287,300
28,580 O'Reilly Automotive, Inc.
a
2,840,852
4,103 PENN Entertainment, Inc.
a
71,638
1,559 Ralph Lauren Corporation 559,120
269 Red Rock Resorts, Inc. 14,515
18,616 Ross Stores, Inc. 4,240,539
621 Service Corporation International/
US 50,320
10,154 SharkNinja, Inc.
a
1,173,092
4,953 Sonos, Inc.
a
73,453
122,750 Sony Group Corporation ADR 2,466,047
469 Strategic Education, Inc. 36,770
5,842 Tapestry, Inc. 847,324
871 Taylor Morrison Home Corporation
a
52,905
30,515 Tesla, Inc.
a
11,645,439
5,602 Texas Roadhouse, Inc. 901,866
6,742 TJX Companies, Inc. 1,056,808
966 Toll Brothers, Inc. 137,307
986 TopBuild Corporation
a
436,502
524 Ulta Beauty, Inc.
a
281,640
9,639 Universal Technical Institute, Inc.
a
361,752
1,398 Urban Outfitters, Inc.
a
98,335
9,755 Versigent plc
a
341,132
8,263 Viking Holdings, Ltd.
a
676,822
299 Visteon Corporation 33,401
372 Wayfair, Inc.
a
23,782
875 Williams-Sonoma, Inc. 158,559
1,837 Wingstop, Inc. 301,378
190 Winmark Corporation 72,293
43,883 Wyndham Hotels & Resorts, Inc. 3,571,199
8,240 Wynn Resorts, Ltd. 882,586
26 Yum! Brands, Inc. 4,151
Total 104,086,402
Consumer Staples 0.8%
1,185 BellRing Brands, Inc.
a
21,093
396 BJ's Wholesale Club Holdings,
Inc.
a
37,180
1,001 Casey's General Stores, Inc. 822,972
2,622 Central Garden & Pet Company,
Class A
a
87,994
5,721 Chefs' Warehouse, Inc.
a
443,950
609 Church & Dwight Company, Inc. 59,110
5,777 Colgate-Palmolive Company 493,125
8,920 Conagra Brands, Inc. 128,002
4,312 Costco Wholesale Corporation 4,374,653
29,359 Darling Ingredients, Inc.
a
1,885,729
186 Dollar General Corporation 21,554
136 Dollar Tree, Inc.
a
13,207
1,803 Edgewell Personal Care Company 40,658
2,204 Fresh Del Monte Produce, Inc. 92,326
56 Hershey Company 10,401
Shares Common Stock  25.4% Value
Consumer Staples 0.8% - continued
191 Ingles Markets, Inc. $ 17,471
513 Ingredion, Inc. 57,323
1,206 J.M. Smucker Company 118,224
1,826 John B. Sanfilippo & Son, Inc. 149,349
149,114 Keurig Dr Pepper, Inc. 4,383,952
444 Maplebear, Inc.
a
18,803
579 Marzetti Company 75,432
725 McCormick & Company, Inc. 36,859
710 Molson Coors Beverage Company 30,345
7,158 Monster Beverage Corporation
a
551,667
18,749 PepsiCo, Inc. 2,971,529
8,039 Philip Morris International, Inc. 1,326,998
467 Primo Brands Corporation 9,517
129 Procter & Gamble Company 18,975
122 Seaboard Corporation 693,683
1,405 Simply Good Foods Company
a
18,785
2,526 Smithfield Foods, Inc. 66,383
319 Sprouts Farmers Markets, Inc.
a
26,110
60,729 Sysco Corporation 4,537,064
12,149 Turning Point Brands, Inc. 980,181
1,364 Tyson Foods, Inc. 87,391
90,481 Unilever plc ADR 5,336,569
8,282 United Natural Foods, Inc.
a
414,266
516 Universal Corporation 27,647
424 US Foods Holding Corporation
a
39,640
3,830 Vita Coco Company, Inc.
a
252,742
36,109 Walmart, Inc. 4,763,860
697 WD-40 Company 146,342
Total 35,689,061
Energy 1.3%
4,201 Amplify Energy Corporation
a
26,886
55,001 Antero Midstream Corporation 1,202,322
3,179 Antero Resources Corporation
a
124,808
1,417 Archrock, Inc. 54,909
150 Baker Hughes Company 10,450
132 California Resources Corporation 9,010
4,483 Cheniere Energy, Inc. 1,232,601
18,225 Chevron Corporation 3,523,075
1,283 Chord Energy Corporation 186,805
989 CNX Resources Corporation
a
38,482
67,719 ConocoPhillips 8,517,696
89,140 Devon Energy Corporation 4,579,122
18,516 DHT Holdings, Inc. 342,176
269 Diamondback Energy, Inc. 55,314
4,000 Dorian LPG, Ltd. 154,200
1,141 DT Midstream, Inc. 168,857
156,672 Enterprise Products Partners, LP 6,063,206
5,082 EOG Resources, Inc. 714,377
745 EQT Corporation 44,760
2,653 Expand Energy Corporation 271,004
87,420 Exxon Mobil Corporation 13,491,529
847 Gulfport Energy Corporation
a
163,081
110,882 Halliburton Company 4,690,309
435 Hess Midstream, LP 17,009
1,182 HF Sinclair Corporation 79,442
46,998 Kinder Morgan, Inc. 1,544,824
1,100 Kodiak Gas Services, Inc. 74,580
15,005 Marathon Petroleum Corporation 3,725,591
4,905 Matador Resources Company 311,173
1,278 Occidental Petroleum Corporation 77,421
233 Oceaneering International, Inc.
a
8,747
402 ONEOK, Inc. 37,169
2,776 Ovintiv, Inc. 170,863
224 Par Pacific Holdings, Inc.
a
14,710

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Energy 1.3% - continued
35,383 Patterson-UTI Energy, Inc. $ 432,380
18,491 Permian Resources Corporation 399,775
742 Phillips 66 132,929
2,388 Range Resources Corporation 103,878
539 Scorpio Tankers, Inc. 43,837
2,767 SM Energy Company 85,860
1,529 Talos Energy, Inc.
a
24,342
24 Targa Resources Corporation 6,242
9,201 TechnipFMC plc 695,320
213 Teekay Tankers, Ltd. 16,731
108,577 Transocean, Ltd.
a
740,495
149 Valero Energy Corporation 37,634
821 Viper Energy, Inc. 40,541
22,445 Williams Companies, Inc. 1,712,778
Total 56,199,250
Financials 3.7%
390 ACNB Corporation 19,769
2,876 Affiliated Managers Group, Inc. 847,471
655 Affirm Holdings, Inc.
a
42,103
4,640 AGNC Investment Corporation 51,133
10,520 Allstate Corporation 2,285,575
13,432 Ally Financial, Inc. 596,246
3,957 Amalgamated Financial
Corporation 161,762
7,365 American Express Company 2,379,263
4,433 American Financial Group, Inc. 590,786
41,111 American International Group, Inc. 3,075,103
4,755 Ameriprise Financial, Inc. 2,257,626
279 Ameris Bancorp 23,785
1,588 Aon plc 494,900
7,632 Arch Capital Group, Ltd.
a
720,919
949 Arrow Financial Corporation 34,971
1,754 Artisan Partners Asset
Management, Inc. 65,670
19,252 Associated Banc-Corp 542,136
660 Assurant, Inc. 155,938
3,897 Assured Guaranty, Ltd. 319,164
3,301 Atlantic Union Bankshares
Corporation 124,283
943 Axis Capital Holdings, Ltd. 94,687
27,508 Banc of California, Inc. 515,225
215,466 Bank of America Corporation 11,518,812
1,143 Bank of Marin Bancorp 29,307
43,632 Bank of New York Mellon
Corporation 5,862,832
449 Bank OZK 21,624
61 BankUnited, Inc. 2,835
659 Bankwell Financial Group, Inc. 34,083
880 Bar Harbor Bankshares 30,140
1,587 Beacon Financial Corporation 45,277
7,288 Berkshire Hathaway, Inc.
a
3,451,597
42,318 BGC Group, Inc. 475,231
2,538 BlackRock, Inc. 2,704,493
199 Block, Inc.
a
14,031
3,511 Blue Owl Capital, Inc. 34,232
227 Bread Financial Holdings, Inc. 19,245
5,275 Bridgewater Bancshares, Inc.
a
95,636
283 Burke & Herbert Financial Services
Corporation 18,200
7,719 Byline Bancorp, Inc. 248,166
228 C&F Financial Corporation 17,043
452 California BanCorp 8,448
115 Camden National Corporation 5,540
35,692 Capital One Financial Corporation 6,827,880
Shares Common Stock  25.4% Value
Financials 3.7% - continued
761 Capitol Federal Financial, Inc. $ 5,844
592 Carlyle Group, Inc. 29,641
90 Cathay General Bancorp 5,043
3,143 Central Pacific Financial
Corporation 104,599
91,100 Charles Schwab Corporation 8,348,404
986 ChoiceOne Financial Services, Inc. 29,610
13,018 Chubb, Ltd. 4,256,886
18 Cincinnati Financial Corporation 2,945
7,731 Citigroup, Inc. 989,413
417 Citizens Financial Group, Inc. 27,126
164 Citizens Financial Services, Inc. 10,358
1,390 Civista Bancshares, Inc. 34,569
65 CNA Financial Corporation 3,135
2,421 CNB Financial Corporation 73,550
3,206 CNO Financial Group, Inc. 142,507
64 Coinbase Global, Inc.
a
12,017
5,112 Columbia Banking System, Inc. 151,315
712 Commerce Bancshares, Inc. 37,045
29 Community Financial System, Inc. 1,837
5,350 Community Trust Bancorp, Inc. 347,376
1,300 Community West Bancshares 30,836
4,965 ConnectOne Bancorp, Inc. 145,077
25 Corpay, Inc.
a
7,662
398 Cullen/Frost Bankers, Inc. 57,682
6,942 Customers Bancorp, Inc.
a
529,466
2,127 Donnelley Financial Solutions, Inc.
a
106,988
2,486 Dynex Capital, Inc. 33,859
2,819 East West Bancorp, Inc. 356,519
674 Eastern Bankshares, Inc. 13,635
288 Encore Capital Group, Inc.
a
23,838
1,771 Enova International, Inc.
a
300,025
2,020 Essent Group, Ltd. 122,250
365 Euronet Worldwide, Inc.
a
26,419
446 Evercore, Inc. 143,295
4,152 F.N.B. Corporation 74,113
334 FactSet Research Systems, Inc. 76,012
384 Farmers & Merchants Bancorp,
Inc./Archbold, OH 10,284
260 Farmers National Banc
Corporation 3,658
836 Federal Agricultural Mortgage
Corporation 145,297
2,071 Federated Hermes, Inc. 120,304
1,030 Fidelity National Information
Services, Inc. 47,926
6,401 Fifth Third Bancorp 324,915
4,527 Financial Institutions, Inc. 154,235
11,805 First American Financial
Corporation 827,885
21,085 First Bancorp/Puerto Rico 511,944
2,015 First Bank/Hamilton, NJ 29,903
7 First Citizens BancShares, Inc./NC 13,887
333 First Financial Bankshares, Inc. 10,746
1,506 First Financial Corporation 98,899
135 First Hawaiian, Inc. 3,683
3,815 First Horizon Corporation 95,222
1,296 First Merchants Corporation 52,410
726 First Mid-Illinois Bancshares, Inc. 30,557
3,598 FirstCash Holdings, Inc. 785,156
679 Flagstar Bank NA 9,486
560 Flywire Corporation
a
7,566
3,277 Fulton Financial Corporation 70,750
86,838 Genworth Financial, Inc.
a
763,306
507 Glacier Bancorp, Inc. 24,868

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Financials 3.7% - continued
355 Global Life, Inc. $ 54,777
237 Global Payments, Inc. 17,055
4,363 Great Southern Bancorp, Inc. 297,644
758 Hamilton Lane, Inc. 69,728
357 Hancock Whitney Corporation 24,101
7,243 Hanmi Financial Corporation 216,638
193 Hanover Insurance Group, Inc. 36,224
2,945 Hartford Insurance Group, Inc. 402,905
573 HBT Financial, Inc. 15,906
986 Hilltop Holdings, Inc. 37,143
763 Home BancShares, Inc. 20,502
4,223 Hometrust Bancshares, Inc. 192,864
2,345 Horizon Bancorp, Inc. 42,445
2,388 Houlihan Lokey, Inc. 369,543
2,571 Huntington Bancshares, Inc./OH 43,090
57 Independent Bank Corporation/MA 4,445
2,376 Independent Bank Corporation/MI 78,907
198 Interactive Brokers Group, Inc. 15,741
48,539 Intercontinental Exchange, Inc. 7,673,531
5,397 Invesco, Ltd. 141,455
1,412 Jackson Financial, Inc. 163,467
1,272 Jefferies Financial Group, Inc. 61,336
49,441 JPMorgan Chase & Company 15,486,404
4,822 Kearny Financial Corporation/MD 38,769
3,733 Kemper Corporation 125,765
640 KeyCorp 14,150
958 Lazard, Inc. 46,463
1,425 LendingClub Corporation
a
24,325
1,313 Lincoln National Corporation 49,645
109 Loews Corporation 12,275
1,554 M&T Bank Corporation 339,751
50 Markel Group, Inc.
a
88,624
411 MarketAxess Holdings, Inc. 64,605
24,142 Marsh & McLennan Companies,
Inc. 4,048,855
9,241 Mastercard, Inc. 4,647,484
784 Mercantile Bank Corporation 40,227
150 Mercury General Corporation 14,597
159 Meridian Corporation 2,992
42,951 MetLife, Inc. 3,440,375
32,860 MGIC Investment Corporation 870,133
476 Miami International Holdings, Inc.
a
22,129
984 Mid Penn Bancorp, Inc. 32,442
2,697 Moody's Corporation 1,245,609
67,600 Morgan Stanley 12,883,884
3,173 Morningstar, Inc. 535,317
24,938 Nasdaq, Inc. 2,292,052
95 National Bankshares, Inc. 3,401
3,327 NBT Bancorp, Inc. 145,357
6,849 NMI Holdings, Inc.
a
265,125
1,317 Northeast Community Bancorp,
Inc. 31,601
2,212 Northern Trust Corporation 367,944
1,757 Northpointe Bancshares, Inc. 31,327
1,157 Northrim BanCorp, Inc. 28,381
3,771 Northwest Bancshares, Inc. 52,153
4,464 OFG Bancorp 205,165
19,857 Old National Bancorp 475,972
16,045 Old Republic International
Corporation 640,998
14,699 Old Second Bancorp, Inc. 302,946
1,656 OneMain Holdings, Inc. 97,323
1,095 Orange County Bancorp, Inc. 37,340
5,824 Orrstown Financial Services, Inc. 213,974
479 Palomar Holdings, Inc.
a
57,662
Shares Common Stock  25.4% Value
Financials 3.7% - continued
1,097 Parke Bancorp, Inc. $ 33,031
512 Paymentus Holdings, Inc.
a
14,362
1,428 PCB Bancorp 34,458
205 PennyMac Financial Services, Inc. 18,509
374 Peoples Bancorp of North
Carolina, Inc. 14,743
425 Peoples Financial Services
Corporation 24,208
136 Pinnacle Financial Partners, Inc. 13,456
608 Piper Sandler Companies 53,018
341 Plumas Bancorp 17,394
445 PNC Financial Services Group,
Inc. 99,235
4,546 Popular, Inc. 683,400
5,873 Progressive Corporation 1,182,117
548 Prosperity Bancshares, Inc. 38,168
1,074 Provident Financial Services, Inc. 24,358
771 Prudential Financial, Inc. 75,643
3,556 Radian Group, Inc. 127,411
226 Raymond James Financial, Inc. 35,780
957 Regions Financial Corporation 27,322
4,719 Reinsurance Group of America,
Inc. 997,880
501 RenaissanceRe Holdings, Ltd. 153,792
199 Renasant Corporation 7,938
784 RLI Corporation 40,588
22,544 Robinhood Markets, Inc.
a
1,643,232
594 Rocket Companies, Inc.
a
8,684
414 S&P Global, Inc. 178,529
27,817 SEI Investments Company 2,522,446
278 Selective Insurance Group, Inc. 23,338
133 ServisFirst Bancshares, Inc. 10,589
1,945 Shore Bancshares, Inc. 37,539
3,022 Simmons First National
Corporation 64,248
836 South Plains Financial, Inc. 34,343
260 Southern Missouri Bancorp, Inc. 17,742
7,888 SouthState Bank Corporation 770,421
710 Starwood Property Trust, Inc. 13,036
797 State Street Corporation 121,813
1,040 StepStone Group, Inc. 55,016
7,098 Stifel Financial Corporation 559,393
4,835 Stock Yards Bancorp, Inc. 349,716
2,631 StoneX Group, Inc.
a
278,965
134 Texas Capital Bancshares, Inc.
a
13,494
1,128 Third Coast Bancshares, Inc.
a
42,120
549 Timberland Bancorp, Inc./WA 21,894
8,263 Toast, Inc.
a
235,661
517 Tompkins Financial Corporation 43,568
1,561 Towne Bank/Portsmouth, VA 55,509
766 TPG RE Finance Trust, Inc. 6,480
701 TPG, Inc. 30,578
16,568 Tradeweb Markets, Inc. 1,876,326
10,051 Triumph Financial, Inc.
a
680,252
2,580 U.S. Bancorp 146,183
1,037 UMB Financial Corporation 130,838
683 United Bankshares, Inc. 29,922
2,046 United Community Banks, Inc. 68,193
587 Unity Bancorp, Inc. 30,688
299 Universal Insurance Holdings, Inc. 11,849
498 Univest Financial Corporation 18,919
2,735 Unum Group 219,839
9,665 Valley National Bancorp 131,154
2,586 Virtu Financial, Inc. 128,421
16,856 Visa, Inc. 5,559,783

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Financials 3.7% - continued
8 Webster Financial Corporation $ 579
140,482 Wells Fargo & Company 11,551,835
10,975 WesBanco, Inc. 377,321
360 West Bancorporation, Inc. 8,622
1,463 Western Alliance Bancorp 119,293
6,144 Western Union Company 55,849
220 WEX, Inc.
a
33,073
78 Willis Towers Watson plc 19,984
1,401 Wintrust Financial Corporation 210,949
3,000 WisdomTree, Inc. 51,000
121 WSFS Financial Corporation 8,708
10,877 Zions Bancorp NA 689,819
Total 159,984,502
Health Care 2.5%
1,041 4D Molecular Therapeutics, Inc.
a
9,234
1,076 AbbVie, Inc. 227,380
2,122 Acadia Healthcare Company, Inc.
a
54,949
1,898 Adaptive Biotechnologies
Corporation
a
26,762
24,213 Agilent Technologies, Inc. 2,797,812
475 Agios Pharmaceuticals, Inc.
a
13,300
661 Align Technology, Inc.
a
116,343
9,840 Alignment Healthcare, Inc.
a
221,794
695 Alnylam Pharmaceuticals, Inc.
a
215,096
5,441 Amgen, Inc. 1,883,946
646 Anika Therapeutics, Inc.
a
8,043
1,491 Arcus Biosciences, Inc.
a
38,020
398 Argenx SE ADR
a
311,125
307 Artivion, Inc.
a
11,000
17,323 Avantor, Inc.
a
140,316
828 Azenta, Inc.
a
20,344
193 Biogen, Inc.
a
36,531
9,803 BioLife Solutions, Inc.
a
206,647
2,959 BioMarin Pharmaceutical, Inc.
a
159,520
3,272 Bio-Techne Corporation 181,007
42,580 Boston Scientific Corporation
a
2,453,034
2,513 BridgeBio Pharma, Inc.
a
178,699
11,284 BrightSpring Health Services, Inc.
a
541,293
33,706 Bristol-Myers Squibb Company 2,042,247
195 Bruker Corporation 7,158
250 Cardinal Health, Inc. 48,220
9,214 Cencora, Inc. 2,838,004
41,070 Centene Corporation
a
2,205,048
607 Charles River Laboratories
International, Inc.
a
101,351
21,358 Cigna Group 6,206,208
5,999 Concentra Group Holdings Parent,
Inc. 134,798
2,496 Cooper Companies, Inc.
a
156,998
15,474 Danaher Corporation 2,769,072
2,231 Denali Therapeutics, Inc.
a
41,764
3,458 Dentsply Sirona, Inc. 40,631
11,084 Dexcom, Inc.
a
660,052
1,496 Edwards Lifesciences Corporation
a
124,916
6,280 Elanco Animal Health, Inc.
a
140,484
933 Elevance Health, Inc. 351,200
8,933 Eli Lilly & Company 8,348,782
1,920 Enanta Pharmaceuticals, Inc.
a
26,669
5,310 Encompass Health Corporation 531,000
2,527 Enovis Corporation
a
59,233
558 Envista Holdings Corporation
a
14,475
4,772 Exelixis, Inc.
a
212,163
3,063 Fate Therapeutics, Inc.
a
3,829
4,003 Fortrea Holdings, Inc.
a
46,034
Shares Common Stock  25.4% Value
Health Care 2.5% - continued
515 GE HealthCare Technologies, Inc. $ 31,333
36,661 Gilead Sciences, Inc. 4,796,725
973 Globus Medical, Inc.
a
87,745
2,695 Guardant Health, Inc.
a
234,681
880 Henry Schein, Inc.
a
65,639
59 Humana, Inc. 13,950
20,748 ICON plc
a
2,455,111
2,949 ICU Medical, Inc.
a
351,521
2,903 IDEXX Laboratories, Inc.
a
1,628,002
2,618 Illumina, Inc.
a
331,805
690 Insmed, Inc.
a
94,068
2,526 Insulet Corporation
a
434,826
11,446 Intuitive Surgical, Inc.
a
5,237,804
684 Ionis Pharmaceuticals, Inc.
a
51,136
416 IQVIA Holding, Inc.
a
65,882
3,261 iRhythm Holdings, Inc.
a
421,191
5,935 Jazz Pharmaceuticals, Inc.
a
1,204,924
57,996 Johnson & Johnson 13,330,381
22,138 Labcorp Holdings, Inc. 5,685,038
19,045 LivaNova plc
a
1,144,605
2,870 Medpace Holdings, Inc.
a
1,201,554
42,280 Medtronic plc 3,423,412
75,002 Merck & Company, Inc. 8,188,718
226 Merit Medical Systems, Inc.
a
15,409
253 Mettler-Toledo International, Inc.
a
322,982
2,434 Mirum Pharmaceuticals, Inc.
a
236,853
612 Moderna, Inc.
a
28,115
1,248 Myriad Genetics, Inc.
a
5,928
2,342 Natera, Inc.
a
482,827
4,860 Neogen Corporation
a
45,684
4,705 Neurocrine Biosciences, Inc.
a
619,507
273 Option Care Health, Inc.
a
5,550
608 Penumbra, Inc.
a
198,500
10,079 Pfizer, Inc. 269,109
454 Prestige Consumer Healthcare,
Inc.
a
25,569
855 QIAGEN NV 29,566
65 Quest Diagnostics, Inc. 12,623
4,055 RadNet, Inc.
a
229,310
118 REGENXBIO, Inc.
a
1,058
5,177 Repligen Corporation
a
612,491
491 Revolution Medicines, Inc.
a
70,763
333 Roivant Sciences, Ltd.
a
9,500
15,935 Royalty Pharma plc 798,184
804 Sotera Health Company
a
12,510
1,865 STERIS plc 404,481
6,716 Stryker Corporation 2,116,413
2,037 Tenet Healthcare Corporation
a
360,793
9,530 Twist Bioscience Corporation
a
557,028
2,372 UFP Technologies, Inc.
a
454,546
1,806 Ultragenyx Pharmaceutical, Inc.
a
44,590
693 United Therapeutics Corporation
a
395,946
11,038 UnitedHealth Group, Inc. 4,089,358
94 Universal Health Services, Inc. 15,817
3,102 Varex Imaging Corporation
a
36,138
804 Vaxcyte, Inc.
a
46,021
3,338 Veeva Systems, Inc.
a
520,628
6,264 Vericel Corporation
a
217,549
14,923 Viatris, Inc. 222,950
3,113 Vir Biotechnology, Inc.
a
31,799
26 Waters Corporation
a
8,040
20,117 Waystar Holding Corporation
a
430,001
1,859 West Pharmaceutical Services,
Inc. 553,220
1,527 Xencor, Inc.
a
18,217

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Health Care 2.5% - continued
625 Xenon Pharmaceuticals, Inc.
a
$ 35,025
44,627 Zimmer Biomet Holdings, Inc. 3,678,604
10,050 Zoetis, Inc. 1,155,449
Total 106,867,233
Industrials 3.1%
4,734 3M Company 693,626
4,453 AAON, Inc. 415,509
1,327 Acuity, Inc. 384,525
5,608 Advanced Drainage Systems, Inc. 836,994
554 AECOM 46,591
158 AGCO Corporation 19,121
41,102 Alight, Inc. 34,008
4,859 Allegheny Technologies, Inc.
a
755,380
1,072 Allegion plc 147,379
232 Allison Transmission Holdings, Inc. 31,169
71,584 Amentum Holdings, Inc.
a
1,877,648
812 American Superconductor
Corporation
a
43,474
14,643 AMETEK, Inc. 3,448,426
1,647 API Group Corporation
a
75,301
2,309 Applied Industrial Technologies,
Inc. 705,977
545 Arcosa, Inc. 68,926
1,593 Armstrong World Industries, Inc. 271,431
2,982 Atmus Filtration Technologies, Inc. 189,059
10,899 Automatic Data Processing, Inc. 2,309,934
836 Axon Enterprise, Inc.
a
335,871
178 AZZ, Inc. 25,461
2,244 Badger Infrastructure Solutions,
Ltd. 108,537
3,891 Barrett Business Services, Inc. 122,683
1,336 Bloom Energy Corporation
a
378,569
828 Brady Corporation 67,747
876 BrightView Holdings, Inc.
a
10,424
59 Brink's Company 6,298
72 Broadridge Financial Solutions,
Inc. 11,087
6,011 BWX Technologies, Inc. 1,300,720
1,087 C.H. Robinson Worldwide, Inc. 197,627
83 CACI International, Inc.
a
43,122
7,554 Caterpillar, Inc. 6,723,891
4,593 CECO Environmental Corporation
a
340,525
5,573 Cintas Corporation 973,659
8,712 Clean Harbors, Inc.
a
2,724,068
385,029 CNH Industrial NV 4,123,661
1,046 Concentrix Corporation 24,916
2,532 Construction Partners, Inc.
a
313,107
15,480 Copart, Inc.
a
512,543
1,869 CRA International, Inc. 294,311
230 Crane Company 40,878
1,333 CSW Industrials, Inc. 388,170
135,922 CSX Corporation 6,174,936
263 Cummins, Inc. 176,476
2,097 Curtiss-Wright Corporation 1,510,259
91,223 Delta Air Lines, Inc. 6,202,252
2,569 DNOW, Inc.
a
34,656
1,587 Donaldson Company, Inc. 139,926
74 Dycom Industries, Inc.
a
30,643
5,144 Eaton Corporation plc 2,227,403
2,826 EMCOR Group, Inc. 2,519,859
1,289 Enerpac Tool Group Corporation 45,244
808 EnerSys 172,314
1,585 EnPro, Inc. 462,107
89 Equifax, Inc. 15,481
Shares Common Stock  25.4% Value
Industrials 3.1% - continued
2,061 ESCO Technologies, Inc. $ 667,661
1,661 ExlService Holdings, Inc.
a
52,953
66,575 Fastenal Company 2,991,215
2,272 Federal Signal Corporation 279,751
3,952 Ferguson Enterprises, Inc. 1,057,990
65,050 Flowserve Corporation 4,790,282
11,609 Fluor Corporation
a
619,340
311 Fortive Corporation 18,595
1,604 Fortune Brands Innovations, Inc. 65,026
924 FTAI Aviation, Ltd. 230,695
874 Gates Industrial Corporation plc
a
22,383
127 GATX Corporation 24,882
6,626 GE Vernova, Inc. 7,179,006
12,868 General Dynamics Corporation 4,430,452
23,134 General Electric Company 6,707,241
1,104 Genpact, Ltd. 38,364
8,594 Graco, Inc. 689,840
1,894 HEICO Corporation 395,884
2,047 Helios Technologies, Inc. 140,015
50,086 Hexcel Corporation 4,701,573
591 HNI Corporation 21,595
26,124 Honeywell International, Inc. 5,599,157
4,032 Howmet Aerospace, Inc. 979,937
32 Hubbell, Inc. 16,261
1,249 Hudson Technologies, Inc.
a
7,819
127 Huntington Ingalls Industries, Inc. 46,265
272 ICF International, Inc. 19,492
1,081 IDEX Corporation 235,496
279 IES Holdings, Inc.
a
179,698
227 Ingersoll Rand, Inc. 18,128
183 Insteel Industries, Inc. 4,791
1,036 ITT Corporation 222,056
20,932 Jacobs Solutions, Inc. 2,708,810
15,503 JB Hunt Transport Services, Inc. 3,899,470
30 Kennametal, Inc. 1,161
812 Kirby Corporation
a
122,238
144 Knight-Swift Transportation
Holdings, Inc. 9,346
1,911 Korn Ferry 126,967
15,311 L3Harris Technologies, Inc. 4,907,941
149 Leidos Holdings, Inc. 22,234
4,529 Limbach Holdings, Inc.
a
451,858
2,893 Lincoln Electric Holdings, Inc. 766,645
1,209 Lyft, Inc.
a
17,107
163 Masco Corporation 11,707
152 MasTec, Inc.
a
59,896
320 Maximus, Inc. 20,998
977 McGrath RentCorp 108,007
7,436 Mercury Systems, Inc.
a
586,775
1,163 Middleby Corporation
a
163,239
4,187 MillerKnoll, Inc. 67,327
2,260 Modine Manufacturing Company
a
575,464
2,136 Moog, Inc. 643,598
1,787 Mueller Industries, Inc. 242,013
10,556 Mueller Water Products, Inc. 294,407
134 MYR Group, Inc.
a
54,245
1,404 Nextpower, Inc.
a
167,259
50 Nordson Corporation 14,423
15,652 NPK International, Inc.
a
255,910
4,226 nVent Electric plc 603,895
113 NWPX Infrastructure, Inc.
a
11,112
2,544 Old Dominion Freight Line, Inc. 540,422
514 OPENLANE, Inc.
a
16,160
967 Oshkosh Corporation 151,142
5,777 Otis Worldwide Corporation 449,913

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Industrials 3.1% - continued
462 Owens Corning, Inc. $ 56,983
5,079 Parker-Hannifin Corporation 4,618,944
459 Paychex, Inc. 42,517
277 Paylocity Holding Corporation
a
29,221
2,058 Pentair plc 166,101
1,124 Powell Industries, Inc.
a
311,651
2,485 Proficient Auto Logistics, Inc.
a
18,265
1,317 Quanta Services, Inc. 958,473
3,464 RBC Bearings, Inc.
a
2,075,248
162 Regal Rexnord Corporation 34,835
4,157 Republic Services, Inc. 869,728
1,955 Rockwell Automation, Inc. 799,419
24,171 RTX Corporation 4,255,788
53 Ryder System, Inc. 13,450
541 Science Applications International
Corporation 52,353
1,753 Sensata Technologies Holding plc 72,995
175 SkyWest, Inc.
a
14,371
255 SPX Technologies, Inc.
a
55,822
2,048 SS&C Technologies Holdings, Inc. 141,926
1,351 Standex International Corporation 368,823
685 Stanley Black & Decker, Inc. 53,540
732 Sterling Construction Company,
Inc.
a
377,434
324 Tetra Tech, Inc. 10,472
48 Textron, Inc. 4,606
3,072 Timken Company 340,654
7,419 Toro Company 706,066
54 Trane Technologies plc 26,597
3,952 Transcat, Inc.
a
300,747
518 Trex Company, Inc.
a
20,306
25,949 Uber Technologies, Inc.
a
1,936,055
2,351 UL Solutions, Inc. 212,742
555 United Airlines Holdings, Inc.
a
49,950
356 United Rentals, Inc. 341,703
907 Valmont Industries, Inc. 460,792
10,933 Veralto Corporation 964,291
3,036 Verisk Analytics, Inc. 560,112
1,749 Verra Mobility Corporation
a
25,938
2,483 Vertiv Holdings Company 815,641
354 Wabtec Corporation 95,541
317 Waste Management, Inc. 73,718
64 Watts Water Technologies, Inc. 19,210
1,515 WESCO International, Inc. 528,917
2,580 Willdan Group, Inc.
a
196,080
4,314 Woodward, Inc. 1,565,939
4,063 Xylem, Inc. 480,084
1,673 Zurn Elkay Water Solutions
Corporation 86,929
Total 136,870,418
Information Technology 6.9%
4,457 Adobe, Inc.
a
1,096,868
16,096 Advanced Micro Devices, Inc.
a
5,705,871
724 Ambarella, Inc.
a
49,811
1,953 Amkor Technology, Inc. 136,222
20,458 Amphenol Corporation 3,012,850
6,789 Analog Devices, Inc. 2,730,943
134,862 Apple, Inc. 36,594,804
12,469 Applied Materials, Inc. 4,918,896
38,630 Arista Networks, Inc.
a
6,671,787
840 Arrow Electronics, Inc.
a
157,777
92 Astera Labs, Inc.
a
17,916
14,429 Autodesk, Inc.
a
3,419,673
1,415 Avnet, Inc. 116,752
Shares Common Stock  25.4% Value
Information Technology 6.9% - continued
1,142 Bel Fuse, Inc. $ 315,009
519 Blackbaud, Inc.
a
19,291
46,220 Broadcom, Inc. 19,293,615
5,649 Cadence Design Systems, Inc.
a
1,861,854
114 Calix, Inc.
a
4,966
1,022 Celestica, Inc.
a
418,601
133 Ciena Corporation
a
70,168
930 Cirrus Logic, Inc.
a
151,664
96,435 Cisco Systems, Inc. 8,823,802
2,246 Cloudflare, Inc.
a
460,363
10,582 Cognex Corporation 587,407
780 Cognizant Technology Solutions
Corporation 41,262
1,583 Coherent Corporation
a
506,101
1,627 Cohu, Inc.
a
77,038
158 CommVault Systems, Inc.
a
15,623
1,479 Corning, Inc. 242,911
1,973 Crane NXT Company 88,154
2,058 Credo Technology Group Holding,
Ltd.
a
358,113
68 CTS Corporation 3,883
1,654 Datadog, Inc.
a
218,642
4,580 DigitalOcean Holdings, Inc.
a
441,649
778 Dolby Laboratories, Inc. 49,901
441 EPAM Systems, Inc.
a
50,177
1,737 Everforth, Inc.
a
36,651
179 F5, Inc.
a
57,978
1,432 Fabrinet
a
978,729
27,196 Flex, Ltd.
a
2,489,794
43,906 Fortinet, Inc.
a
3,701,715
757 GoDaddy, Inc.
a
65,700
3,691 GPGI, Inc. 56,952
6,595 Guidewire Software, Inc.
a
912,682
3,476 Hewlett Packard Enterprise
Company 100,004
128 Ichor Holdings, Ltd.
a
8,444
999 InterDigital, Inc. 296,263
13,664 International Business Machines
Corporation 3,156,111
3,503 Intuit, Inc. 1,360,915
949 IonQ, Inc.
a,b
42,819
33,592 JFrog, Ltd.
a
1,560,012
8,639 Keysight Technologies, Inc.
a
3,022,872
1,857 Knowles Corporation
a
57,920
797 Kulicke and Soffa Industries, Inc. 68,143
34,758 Lam Research Corporation 8,962,698
8,328 Lattice Semiconductor
Corporation
a
1,018,348
1,754 Littelfuse, Inc. 708,914
306 Lumentum Holdings, Inc.
a
276,110
344 MACOM Technology Solutions
Holdings, Inc.
a
96,874
156 Manhattan Associates, Inc.
a
21,511
1,442 Microchip Technology, Inc. 133,976
12,180 Micron Technology, Inc. 6,299,009
104,932 Microsoft Corporation 42,789,171
2,313 MKS, Inc. 656,314
86 MongoDB, Inc.
a
21,571
988 Monolithic Power Systems, Inc. 1,595,037
5,000 Motorola Solutions, Inc. 2,195,150
3,738 Napco Security Technologies, Inc. 174,751
662 NetApp, Inc. 73,330
30,446 Nokia Oyj ADR 393,058
1,696 Novanta, Inc.
a
219,683
263,324 NVIDIA Corporation 52,551,571

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Information Technology 6.9% - continued
201 NXP Semiconductors NV $ 59,012
476 ON Semiconductor Corporation
a
47,986
2,732 Onto Innovation, Inc.
a
806,104
13,014 Oracle Corporation 2,100,329
29,376 Palantir Technologies, Inc.
a
4,086,495
3,357 Pegasystems, Inc. 122,698
596 Plexus Corporation
a
149,346
280 PTC, Inc.
a
38,164
181 Q2 Holdings, Inc.
a
9,186
413 Qnity Electronics, Inc. 58,093
46,434 Qualcomm, Inc. 8,338,618
7,882 Rambus, Inc.
a
907,297
2,770 Rigetti Computing, Inc.
a
48,336
439 Rogers Corporation
a
59,594
123 Roper Industries, Inc. 43,642
83,486 Samsung Electronics Company,
Ltd. 12,571,964
211 SanDisk Corporation/DE
a
231,364
77 Sanmina Corporation
a
16,772
26,242 ServiceNow, Inc.
a
2,317,431
252 ServiceTitan, Inc.
a
14,984
16,113 Shopify, Inc.
a
1,951,768
989 SiTime Corporation
a
555,966
1,232 Skyworks Solutions, Inc. 86,449
2,414 Snowflake, Inc.
a
329,439
2,043 Sprout Social, Inc.
a
12,258
896 Synopsys, Inc.
a
432,410
24,492 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 9,700,302
32,564 TD SYNNEX Corporation 7,430,453
10,038 TE Connectivity plc 2,124,643
156 Teledyne Technologies, Inc.
a
100,753
779 Tenable Holdings, Inc.
a
16,273
5,053 Teradyne, Inc. 1,735,554
20,173 Texas Instruments, Inc. 5,670,227
3,934 Trimble, Inc.
a
264,837
3,624 TTM Technologies, Inc.
a
573,389
865 Tyler Technologies, Inc.
a
295,086
1,881 Unity Software, Inc.
a
49,696
597 Varonis Systems, Inc.
a
15,701
298 VeriSign, Inc. 80,061
720 ViaSat, Inc.
a
47,455
3,046 Viavi Solutions, Inc.
a
159,610
21,403 Vontier Corporation 767,940
1,080 Western Digital Corporation 469,282
66 Workday, Inc.
a
8,078
1,501 Zebra Technologies Corporation
a
339,616
537 Zoom Communications, Inc.
a
52,170
293 Zscaler, Inc.
a
38,289
Total 300,226,264
Materials 0.8%
60 Air Products and Chemicals, Inc. 18,003
1,000 Albemarle Corporation 196,700
16,337 Alcoa Corporation 1,042,137
3,403 Amcor plc 129,450
4,146 American Vanguard Corporation
a
11,940
397 AngloGold Ashanti plc 37,211
1,729 AptarGroup, Inc. 213,843
2,169 Ashland, Inc. 115,521
421 Avery Dennison Corporation 69,015
2,127 Avient Corporation 78,869
5,014 Balchem Corporation 810,363
1,561 Ball Corporation 95,346
Shares Common Stock  25.4% Value
Materials 0.8% - continued
2,590 Celanese Corporation $ 175,498
31,753 CF Industries Holdings, Inc. 3,943,723
5,670 Cleveland-Cliffs, Inc.
a
57,834
3,561 Coeur Mining, Inc.
a
63,991
980 Commercial Metals Company 67,581
618 Compass Minerals International,
Inc.
a
16,507
37,919 Constellium SE
a
1,186,106
1,404 Corteva, Inc. 113,738
32,575 Crown Holdings, Inc. 3,202,448
11,868 DuPont de Nemours, Inc. 541,893
19,461 Eastman Chemical Company 1,422,405
10,936 Ecolab, Inc. 2,849,922
14,330 Element Solutions, Inc. 610,315
18,118 Freeport-McMoRan, Inc. 1,046,858
2,263 Greif, Inc. 147,638
1,927 Hecla Mining Company 34,725
6,865 Huntsman Corporation 98,650
744 Ingevity Corporation
a
56,685
252 International Flavors & Fragrances,
Inc. 17,690
43,330 International Paper Company 1,318,099
969 Intrepid Potash, Inc.
a
38,343
26,131 Ivanhoe Mines, Ltd.
a
211,610
505 Kaiser Aluminum Corporation 86,067
8,883 Linde plc 4,451,627
3,428 Louisiana-Pacific Corporation 247,467
642 Martin Marietta Materials, Inc. 397,443
682 Minerals Technologies, Inc. 49,063
5,293 Mosaic Company 123,168
54 NewMarket Corporation 36,483
14,881 Newmont Corporation 1,653,130
26,498 Nucor Corporation 5,969,734
1,125 O-I Glass, Inc.
a
10,249
5,637 Orion SA 42,390
344 Packaging Corporation of America 73,427
1,733 Perimeter Solutions, Inc.
a
52,510
482 PPG Industries, Inc. 52,297
51 Reliance, Inc. 18,488
517 Royal Gold, Inc. 120,657
243 Scotts Miracle-Gro Company 15,236
747 Sensient Technologies Corporation 84,889
500 Smurfit WestRock plc 19,195
23,547 Solstice Advanced Materials, Inc. 1,929,677
1,037 Sonoco Products Company 51,809
1,990 Steel Dynamics, Inc. 455,033
405 Stepan Company 20,262
Total 36,000,958
Real Estate 0.7%
1,675 Agree Realty Corporation 129,159
1,561 Alpine Income Property Trust, Inc. 29,347
2,296 Americold Realty Trust, Inc. 28,080
6,683 AvalonBay Communities, Inc. 1,222,989
5,337 Brixmor Property Group, Inc. 160,590
600 Broadstone Net Lease, Inc. 11,880
1,028 CareTrust REIT, Inc. 40,555
27,022 CBRE Group, Inc.
a
3,856,850
333 CoStar Group, Inc.
a
11,525
6,854 Cousins Properties, Inc. 175,531
59,241 Crown Castle, Inc. 5,259,416
2,327 Curbline Properties Corporation 64,225
854 Cushman & Wakefield, Ltd.
a
11,990
843 Digital Realty Trust, Inc. 169,393

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.4% Value
Real Estate 0.7% - continued
5,575 Easterly Government Properties,
Inc. $ 130,511
13,631 EPR Properties 760,746
1,760 Equity Lifestyle Properties, Inc. 111,390
79,652 Essential Properties Realty Trust,
Inc. 2,503,462
92 Essex Property Trust, Inc. 24,215
1,206 Extra Space Storage, Inc. 172,856
400 Federal Realty Investment Trust 44,360
15,918 Fermi, Inc.
a,b
81,659
6,037 First Industrial Realty Trust, Inc. 374,354
416 FrontView REIT, Inc. 7,363
2,138 Gaming and Leisure Properties,
Inc. 103,608
5,184 Getty Realty Corporation 171,694
173,782 Healthcare Realty Trust, Inc. 3,249,723
53,799 Host Hotels & Resorts, Inc. 1,136,773
274 Howard Hughes Holdings, Inc.
a
17,062
2,797 Independence Realty Trust, Inc. 45,619
21,728 Industrial Logistics Properties Trust 161,439
9,964 Innovative Industrial Properties,
Inc. 540,547
4,632 InvenTrust Properties Corporation 148,780
1,211 Iron Mountain, Inc. 152,574
8,000 Jones Lang LaSalle, Inc.
a
2,545,040
1,044 Kimco Realty Corporation 24,680
73 Lamar Advertising Company 10,062
738 Macerich Company 16,037
28,646 Medical Properties Trust, Inc. 141,511
52,206 Millrose Properties, Inc. 1,601,158
139 National Health Investors, Inc. 10,691
2,216 NET Lease Office Properties 28,941
18,637 NetSTREIT Corporation 383,363
574 NNN REIT, Inc. 25,136
247 Omega Healthcare Investors, Inc. 11,602
9,993 Outfront Media, Inc. 308,284
7,490 Park Hotels & Resorts, Inc. 85,910
2,325 Piedmont Realty Trust, Inc.
a
19,437
1,103 Postal Realty Trust, Inc. 24,134
600 Realty Income Corporation 38,544
415 Regency Centers Corporation 32,308
7,642 RLJ Lodging Trust 62,970
184 Ryman Hospitality Properties 19,337
34,419 Sabra Health Care REIT, Inc. 711,097
10,152 Safehold, Inc. 162,635
752 Simon Property Group, Inc. 153,190
3,011 STAG Industrial, Inc. 116,164
67,669 Tanger, Inc. 2,509,167
7,650 Terreno Realty Corporation 498,780
635 Ventas, Inc. 55,791
1,431 VICI Properties, Inc. 41,785
3,168 Xenia Hotels & Resorts, Inc. 51,543
1,860 Zillow Group, Inc., Class C
a
82,584
Total 30,882,146
Utilities 0.9%
2,535 Alliant Energy Corporation 186,145
3,281 American States Water Company 247,026
393 American Water Works Company,
Inc. 50,469
1,207 Artesian Resources Corporation 37,791
4,169 Avista Corporation 171,346
1,517 Black Hills Corporation 114,215
1,411 California Water Service Group 59,601
4,352 CenterPoint Energy, Inc. 189,965
Shares Common Stock  25.4% Value
Utilities 0.9% - continued
3,300 Clearway Energy, Inc., Class A $ 133,419
4,080 Clearway Energy, Inc., Class C 164,669
256 Consolidated Edison, Inc. 28,541
19,193 Constellation Energy Corporation 6,007,409
105 DTE Energy Company 15,927
46,069 Duke Energy Corporation 5,968,239
52,992 Edison International 3,682,414
62,472 Entergy Corporation 7,366,073
35,021 Evergy, Inc. 2,901,140
5,108 Eversource Energy 361,136
2,520 Exelon Corporation 115,895
1,896 FirstEnergy Corporation 90,098
1,791 H2O America
b
100,636
539 Middlesex Water Company 27,424
429 National Fuel Gas Company 36,199
3,484 New Jersey Resources
Corporation 196,184
3,961 NiSource, Inc. 191,237
461 OGE Energy Corporation 22,497
895 Otter Tail Corporation 79,870
61,169 PG&E Corporation 1,016,629
4,145 Pinnacle West Capital Corporation 429,919
46,460 Portland General Electric
Company 2,412,668
1,314 Spire, Inc. 119,811
89,138 UGI Corporation 3,216,990
1,762 Unitil Corporation 92,435
25,957 Vistra Energy Corporation 4,097,053
2,029 XPLR Infrastructure, LP
a
21,000
122 York Water Company 3,540
Total 39,955,610
Total Common Stock
(cost $803,541,254) 1,107,969,179
Principal
Amount Long-Term Fixed Income 13. 1 % Value
Asset-Backed Securities 0.3%
522 Funding CLO, Ltd.
$ 925,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
910,415
Access Group, Inc.
8,662
4.260%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
8,644
ALLO Issuer, LLC
1,100,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
1,107,275
Balboa Bay Loan Funding, Ltd.
1,000,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
987,456
750,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
748,943
Barings CLO, Ltd.
975,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
969,513
Battalion CLO XIV, Ltd.
625,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
621,879

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.1% Value
Asset-Backed Securities 0.3% - continued
CarVal CLO I, Ltd.
$ 600,000
5.530%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
$ 601,558
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
514,437
Commonbond Student Loan Trust
8,444
4.269%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
8,376
Foundation Finance Trust
157,209
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
150,039
Hertz Vehicle Financing III, LLC
550,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
552,354
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
860,307
Laurel Road Prime Student Loan
Trust
222,434
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
c,d
213,737
LCM 41, Ltd.
450,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
442,526
Lightpath Fiber Issuer, LLC
1,100,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
1,102,640
National Collegiate Trust
91,454
4.088%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
89,675
Oak Street Investment
535,904
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
486,332
Palmer Square Loan Funding, Ltd.
575,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
570,988
RR 28, Ltd.
1,375,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
1,377,714
Sunnova Hestia II Issuer, LLC
977,536
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
941,166
Trinitas CLO, Ltd.
1,400,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
1,400,094
Total 14,666,068
Collateralized Mortgage Obligations 1.5%
A&D Mortgage Trust
414,895
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,f
417,852
Principal
Amount Long-Term Fixed Income  13.1% Value
Collateralized Mortgage Obligations 1.5% -
continued
Alternative Loan Trust
$ 102,152
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 50,825
Arroyo Mortgage Trust
1,000,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
c
949,213
BINOM Securitization Trust
296,855
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
275,032
Builder Circle Mortgage Trust
1,150,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
c,g
1,149,983
CFST Mortgage Trust
750,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,f
755,542
Chase Home Lending Mortgage
Trust
850,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
850,505
CHNGE Mortgage Trust
214,876
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,f
214,611
Citicorp Mortgage Securities, Inc.
332,261
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 306,677
COLT Mortgage Loan Trust
920,742
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
834,035
Countrywide Alternative Loan Trust
114,908
4.129%,  10/25/2035, Ser.
2005-43, Class 4A1
d
100,059
561,302
7.000%,  10/25/2037, Ser.
2007-24, Class A10 176,424
Cross Mortgage Trust
1,034,747
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,f
1,026,700
CSMC Trust
386,807
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
335,809
Federal Home Loan Mortgage
Corporation - REMIC
1,044,948
4.000%,  1/25/2051, Ser.
5249, Class LA 1,032,654
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 783,681
1,450,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,445,030
775,000
5.250%,  3/25/2055, Ser.
5519, Class CL 769,030
1,031,660
7.645%,  (SOFR30A +
4.000%), 5/25/2026, Ser.
5567, Class MB
d
1,062,073
1,550,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,519,835
1,585,576
5.000%,  9/25/2054, Ser.
5473, Class HL 1,580,196
2,357,463
2.000%,  12/25/2050, Ser.
5051, Class WI
h
307,563
112,867
3.000%,  2/15/2033, Ser.
4170, Class IG
h
6,367
352,453
3.000%,  3/15/2033, Ser.
4180, Class PI
h
25,319

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.1% Value
Collateralized Mortgage Obligations 1.5% -
continued
$ 790,796
4.500%,  10/15/2033, Ser.
2695, Class BH $ 792,144
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 920,690
Federal Home Loan Mortgage
Corporation - SLST
875,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
754,510
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,134,018
925,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 902,289
1,017,369
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 977,850
765,687
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 644,145
1,723,527
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
229,582
119,080
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
1,532
Flagstar Mortgage Trust
3,905,232
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
3,235,242
379,078
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
343,352
GCAT Trust
460,214
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
422,078
852,915
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
862,677
GS Mortgage-Backed Securities
Trust
1,173,508
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,f
1,163,792
887,622
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
767,472
1,475,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,469,147
GSAA Home Equity Trust
1,527,524
4.025%,  8/25/2034, Ser.
2004-10, Class M2
d
1,454,867
GSR Mortgage Loan Trust
497,866
5.273%,  9/25/2034, Ser.
2004-11, Class 2A2
d
487,132
HOMES Trust
825,000
6.952%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
822,645
HTAP Issuer Trust
597,746
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
593,213
1,142,207
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,138,247
J.P. Morgan Mortgage Trust
763,117
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
632,214
775,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
769,916
571,566
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
492,305
611,521
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,f
605,676
Principal
Amount Long-Term Fixed Income  13.1% Value
Collateralized Mortgage Obligations 1.5% -
continued
$ 665,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
$ 641,879
Mello Mortgage Capital
Acceptance
819,794
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
675,521
Merrill Lynch Alternative Note
Asset Trust
144,720
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 43,477
MFA Trust
488,818
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,f
489,552
Morgan Stanley Residential
Mortgage Loan Trust
1,200,000
7.343%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,204,821
New Residential Mortgage Loan
Trust
1,588,081
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,315,627
528,967
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,f
524,113
OBX Trust
575,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
546,366
Palisades Mortgage Loan Trust
131,528
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
131,483
PMT Loan Trust
1,250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,259,448
1,375,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,364,108
Point Securitization Trust
1,097,635
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
1,089,152
PRET Trust
607,426
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,f
589,650
PRET, LLC
909,896
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,f
903,341
499,427
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,f
500,031
Provident Funding Mortgage Trust
1,400,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
1,337,771
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,f
532,183
572,348
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,f
570,528
775,549
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,f
773,942
RCO IX Mortgage, LLC
730,024
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,f
730,696
Residential Accredit Loans, Inc.
Trust
126,857
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 113,497

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.1% Value
Collateralized Mortgage Obligations 1.5% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 860,066
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,f
$ 859,925
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,f
804,551
Santander Mortgage Asset
Receivable Trust
852,294
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
850,178
Sequoia Mortgage Trust
1,500,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
1,415,053
750,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
740,928
1,300,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
1,240,332
SG Residential Mortgage Trust
1,233,555
4.985%,  1/25/2066, Ser.
2026-1, Class A2
c,f
1,220,857
Toorak Mortgage Trust
575,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,f
577,089
TRK Trust
458,374
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
416,616
Unlock HEA Trust
478,579
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
477,223
704,955
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
703,397
Verus Securitization Trust
267,373
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
238,659
VOLT CVI, LLC
410,363
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
410,896
Vontive Mortgage Trust
1,050,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,f
1,061,596
Total 63,946,236
Commercial Mortgage-Backed Securities 0.3%
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
942,167
BANK
3,948,369
0.521%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
81,124
5,278,949
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
240,435
BANK5
925,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
d
951,229
BBCMS Mortgage Trust
6,935,717
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
408,302
4,533,581
1.125%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
308,035
Principal
Amount Long-Term Fixed Income  13.1% Value
Commercial Mortgage-Backed Securities 0.3%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 8,075,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
$ 8,293,000
3,150,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,e
3,136,428
Home Partners of America Trust
810,556
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
735,790
Total 15,096,510
Financials < 0.1%
CHL Mortgage Pass-Through Trust
948,019
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 381,115
Countrywide Home Loans, Inc.
149,676
5.750%,  4/25/2037, Ser.
2007-3, Class A27 62,935
Total 444,050
Mortgage-Backed Securities 5.1%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
514,591 5.500%,  12/1/2038 530,708
5,234,995 5.500%,  2/1/2040 5,377,961
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,231,251 2.000%,  1/1/2052 2,626,209
741,301 6.000%,  1/1/2055 776,814
1,959,318 4.500%,  2/1/2056 1,899,114
9,240,749 2.500%,  4/1/2052 7,913,274
1,496,022 2.000%,  5/1/2051 1,215,905
5,643,366 2.500%,  5/1/2051 4,794,327
2,632,566 4.000%,  5/1/2052 2,493,825
1,696,956 5.000%,  7/1/2053 1,690,595
1,325,152 5.500%,  7/1/2053 1,346,842
1,873,631 3.500%,  8/1/2052 1,718,866
1,659,702 5.000%,  8/1/2053 1,658,737
5,226,052 5.500%,  9/1/2053 5,361,013
1,923,796 5.500%,  9/1/2055 1,953,111
7,621,175 5.500%,  9/1/2055 7,733,307
1,949,226 3.500%,  9/1/2047 1,812,297
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,112,032 2.500%,  7/1/2030 1,077,751
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
364,102 5.500%,  9/1/2039 376,623
4,400,000 4.500%,  5/1/2041
g
4,365,457
6,675,000 5.000%,  5/1/2041
g
6,723,356
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,747,290 3.000%,  12/1/2036 1,655,239
1,482,923 3.000%,  8/1/2038 1,407,919
2,213,664 3.500%,  5/1/2040 2,104,330

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  13.1% Value
Mortgage-Backed Securities 5.1% - continued
$ 1,456,044 2.500%,  4/1/2042 $ 1,305,751
615,941 2.000%,  5/1/2042 542,351
988,758 5.000%,  10/1/2045 982,652
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,720,012 3.000%,  1/1/2052 5,054,535
1,003,362 2.000%,  2/1/2051 815,490
659,290 2.000%,  2/1/2051 535,843
1,742,395 2.500%,  2/1/2051 1,491,043
3,156,175 5.500%,  2/1/2055 3,216,098
10,510,507 2.000%,  3/1/2051 8,476,327
4,081,443 4.000%,  3/1/2051 3,877,791
963,620 2.000%,  3/1/2052 785,515
6,343,678 3.000%,  3/1/2052 5,608,771
7,784,110 2.000%,  4/1/2051 6,285,896
2,944,897 5.500%,  4/1/2054 3,016,326
3,590,082 3.000%,  5/1/2050 3,152,613
1,212,371 2.000%,  5/1/2051 980,235
2,800,821 3.000%,  5/1/2051 2,511,567
1,131,907 3.500%,  5/1/2052 1,040,766
6,448,359 2.000%,  6/1/2050 5,220,302
1,970,845 3.000%,  6/1/2050 1,774,215
1,098,521 4.000%,  6/1/2052 1,034,737
1,163,567 5.000%,  6/1/2053 1,160,111
4,324,053 2.500%,  7/1/2051 3,703,713
1,575,326 3.500%,  7/1/2051 1,450,369
952,909 3.000%,  7/1/2052 848,843
1,599,345 4.000%,  7/1/2052 1,506,775
3,065,090 3.500%,  8/1/2050 2,832,053
4,488,347 3.500%,  8/1/2052 4,091,404
5,511,812 4.500%,  8/1/2052 5,329,908
8,576,725 4.500%,  8/1/2052
g
8,297,537
2,227,786 5.000%,  8/1/2053 2,220,482
4,898,736 6.000%,  8/1/2054 5,145,291
2,122,459 2.500%,  9/1/2051 1,816,657
2,485,564 3.500%,  9/1/2052 2,288,198
1,316,662 3.500%,  9/1/2052 1,209,211
1,747,163 5.000%,  9/1/2052 1,735,754
2,659,499 4.500%,  9/1/2053 2,576,116
1,645,948 4.500%,  9/1/2053 1,598,073
4,514,151 4.000%,  10/1/2052 4,272,176
1,213,863 2.000%,  11/1/2051 986,547
1,705,114 3.500%,  11/1/2052 1,573,878
4,920,141 2.000%,  12/1/2050 4,000,701
7,608,566 2.500%,  12/1/2051 6,496,100
3,287,666 4.500%,  12/1/2052 3,193,179
2,290,898 3.500%,  12/1/2047 2,133,538
5,900,000 4.000%,  5/1/2049
g
5,532,403
10,675,000 5.000%,  5/1/2049
g
10,515,838
1,500,000 5.000%,  6/1/2049
g
1,476,229
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,167,692 2.500%,  3/1/2062 4,232,215
1,417,743 3.500%,  7/1/2061 1,274,950
2,333,264 4.000%,  12/1/2061 2,161,211
Total 221,981,864
U.S. Government & Agencies 5.9%
U.S. Treasury Bonds
4,000,000 4.750%,  2/15/2056 3,851,250
17,000,000 4.750%,  8/15/2055 16,354,531
4,600,000 1.625%,  11/15/2050 2,370,797
Principal
Amount Long-Term Fixed Income  13.1% Value
U.S. Government & Agencies 5.9% - continued
$ 3,300,000 4.750%,  11/15/2053 $ 3,168,773
5,090,000 5.250%,  11/15/2028 5,255,226
1,175,000 4.375%,  5/15/2040 1,133,141
10,800,000 1.375%,  11/15/2040 6,907,781
560,000 3.000%,  5/15/2042 442,816
15,871,000 2.500%,  5/15/2046 10,796,620
13,950,000 2.875%,  5/15/2049 9,806,414
U.S. Treasury Notes
8,800,000 3.500%,  9/30/2026 8,790,848
7,450,000 0.500%,  4/30/2027 7,212,531
7,500,000 3.875%,  5/31/2027 7,505,566
11,000,000 3.500%,  9/30/2027 10,945,430
2,055,000 2.250%,  11/15/2027 2,005,311
9,775,000 3.875%,  12/31/2027 9,772,709
1,700,000 0.750%,  1/31/2028 1,610,551
26,800,000 3.500%,  1/31/2028 26,625,172
5,400,000 3.625%,  3/31/2028 5,373,422
21,400,000 2.875%,  5/15/2028 20,974,508
1,100,000 4.375%,  8/31/2028 1,111,430
3,300,000 3.750%,  12/31/2028 3,286,465
8,800,000 3.500%,  9/30/2029 8,675,562
4,002,000 4.000%,  3/31/2030 4,005,752
2,000,000 3.625%,  8/31/2030 1,969,922
40,700,000 3.625%,  9/30/2030 40,083,141
1,900,000 3.625%,  10/31/2030 1,870,535
6,000,000 3.750%,  1/31/2031 5,931,562
9,780,000 1.375%,  11/15/2031 8,466,958
10,800,000 4.125%,  11/15/2032 10,764,984
1,200,000 4.500%,  11/15/2033 1,219,359
5,000,000 4.000%,  11/15/2035 4,852,344
3,000,000 4.125%,  2/15/2036 2,936,719
Total 256,078,130
Total Long-Term Fixed Income
(cost $599,557,585) 572,212,858
Shares
i
Private Equity Funds 2.0% Value
Secondary  2.0%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,j
12,039,534
__ ASF IX, LP
*,a,j
12,446,637
__ ASF VIII Sidecar (Cayman), LP
*,a,j
2,589,749
__ Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,j
13,137,728
__ LCP X (Offshore), LP
*,a,j
27,552,110
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,j
20,417,021
Total 88,182,779
Total Private Equity Funds
(cost $64,205,227) 88,182,779
Shares
Collateral Held for Securities
Loaned < 0 . 1% Value
175,350 Thrivent Cash Management Trust 175,350
Total Collateral Held for
Securities Loaned
(cost $175,350) 175,350

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 12.8% Value
Federal Home Loan Bank Discount
Notes
1,600,000 3.635%, 5/1/2026
k,l
$ 1,599,840
2,300,000 3.604%, 5/8/2026
k,l
2,298,165
1,600,000 3.596%, 5/27/2026
k,l
1,595,692
8,800,000 3.600%, 5/29/2026
k,l
8,774,551
400,000 3.610%, 6/3/2026
k,l
398,640
400,000 3.640%, 6/5/2026
k,l
398,560
4,100,000 3.626%, 6/17/2026
k,l
4,080,320
1,000,000 3.590%, 6/18/2026
k,l
995,100
3,400,000 3.629%, 6/22/2026
k,l
3,381,980
300,000 3.635%, 6/24/2026
k,l
298,350
400,000 3.620%, 7/6/2026
k,l
397,324
4,000,000 3.601%, 7/15/2026
k,l
3,969,642
1,800,000 3.620%, 7/17/2026
k,l
1,785,980
Federal Home Loan Mortgage
Corporation Discount Notes
7,800,000 3.600%, 7/20/2026
k,l
7,736,908
Federal National Mortgage
Association Discount Notes
5,100,000 3.595%, 6/1/2026
k,l
5,083,680
State Street Institutional U.S.
Government Money Market
Fund
152,141,169 3.596%
k
152,141,170
Thrivent Core Short-Term Reserve
Fund
35,707,887 3.980% 357,078,867
U.S. Treasury Bills
500,000 3.596%, 5/5/2026
k
499,803
900,000 3.631%, 5/19/2026
k
898,384
800,000 3.620%, 5/28/2026
k,m
797,858
200,000 3.593%, 6/4/2026
k
199,321
1,700,000 3.606%, 6/11/2026
k,m
1,693,030
100,000 3.611%, 6/18/2026
k,m
99,519
1,100,000 3.620%, 7/2/2026
k,m
1,093,161
Total Short-Term Investments
(cost $557,168,219) 557,295,845
Total Investments (cost
$3,387,026,212) 100.7% $4,397,455,252
Other Assets and Liabilities, Net
(0.7%) (31,320,921)
Total Net Assets 100.0% $4,366,134,331
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $62,668,795 or 1.4% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of April 30, 2026 was $88,182,779 or
2.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,355,423
ASF IX, LP  3/18/2024 9,648,941
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,045,509
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 9,540,000
LCP X (Offshore), LP  10/25/2023 18,378,269
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 15,237,085
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 170,409
Total lending $170,409
Gross amount payable upon return of
collateral for securities loaned $175,350
Net amounts due to counterparty $4,941

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,054,840,523
Gross unrealized depreciation (85,061,196)
Net unrealized appreciation (depreciation) $969,779,327
Cost for federal income tax purposes $3,433,114,666
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,939,727,111 1,939,727,111 – –
U.S. Unaffiliated 19,518,085 19,518,085 – –
Common Stock
Communications Services 101,207,335 99,145,353 2,061,982 –
Consumer Discretionary 104,086,402 104,086,402 – –
Consumer Staples 35,689,061 35,689,061 – –
Energy 56,199,250 56,199,250 – –
Financials 159,984,502 159,984,502 – –
Health Care 106,867,233 106,867,233 – –
Industrials 136,870,418 136,761,881 108,537 –
Information Technology 300,226,264 287,654,300 12,571,964 –
Materials 36,000,958 35,789,348 211,610 –
Real Estate 30,882,146 30,882,146 – –
Utilities 39,955,610 39,955,610 – –
Long-Term Fixed Income
Asset-Backed Securities 14,666,068 – 14,666,068 –
Collateralized Mortgage Obligations 63,946,236 – 63,946,236 –
Commercial Mortgage-Backed Securities 15,096,510 – 15,096,510 –
Financials 444,050 – 444,050 –
Mortgage-Backed Securities 221,981,864 – 221,981,864 –
U.S. Government & Agencies 256,078,130 – 256,078,130 –
Private Equity Funds
Secondary 88,182,779 – – 88,182,779
Short-Term Investments 200,216,978 152,141,170 48,075,808 –
Subtotal Investments in Securities $3,927,826,990 $3,204,401,452 $635,242,759 $88,182,779
Other Investments  * Total
Affiliated Short-Term Investments 357,078,867
U.S. Affiliated Registered Investment Cos. 112,374,045
Collateral Held for Securities Loaned 175,350
Subtotal Other Investments $469,628,262
Total Investments at Value $4,397,455,252
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,235,143 30,235,143 – –
Credit Default Swaps 587,577 – 587,577 –
Total Asset Derivatives $30,822,720 $30,235,143 $587,577 $–
Liability Derivatives
Futures Contracts 25,383,979 23,914,282 1,469,697 –
Total Liability Derivatives $25,383,979 $23,914,282 $1,469,697 $–
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending
Value
04/30/2026
Private Equity Funds
 Secondary $73,853,586 $-  $7,499,856 $9,044,529 ($2,215,192)  $-  $- $88,182,779
Total  $73,853,586 $-   $7,499,856 $9,044,529 ($2,215,192)  $- $- $88,182,779
Investments in Securities
Ending
Value 04/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $88,182,779
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $88,182,779

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $43,044,732 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 371 June 2026 $ 41,883,414 ( $ 853,133)
CBOT 2-Yr. U.S. Treasury Note 461 June 2026 96,078,803 (594,178)
CBOT 5-Yr. U.S. Treasury Note 581 June 2026 63,657,233 (1,004,552)
CBOT U.S. Long Bond 246 June 2026 28,778,261 (1,018,698)
CME E-mini Russell 2000 Index 9 June 2026 1,123,525 139,985
CME E-mini S&P 500 Index 932 June 2026 313,389,038 24,169,712
CME E-mini S&P Mid-Cap 400 Index 2 June 2026 672,966 57,274
CME Ultra Long Term U.S. Treasury Bond 195 June 2026 23,369,993 (938,900)
ICE mini MSCI EAFE Index 789 June 2026 114,300,473 5,868,172
Ultra 10-Yr. U.S. Treasury Note 189 June 2026 21,840,211 (509,788)
Total Futures Long Contracts $ 705,093,917 $ 25,315,894
CME E-mini Russell 2000 Index (514) June 2026 ( $ 64,424,000) ( $ 7,736,460)
CME E-mini S&P Mid-Cap 400 Index (291) June 2026 (97,996,137) (8,253,783)
Eurex Euro STOXX 50 Index (693) June 2026 (46,094,549) (1,469,697)
ICE US mini MSCI Emerging Markets Index (356) June 2026 (26,083,970) (3,004,790)
Total Futures Short Contracts ( $ 234,598,656) ($20,464,730)
Total Futures Contracts $ 470,495,261 $4,851,164
The following table presents Moderate Allocation Fund's credit default swap contracts held as of April 30, 2026. Investments totaling $1,889,952 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 19,074,000) $ – $ 587,577 $ 587,577
Total Credit Default Swaps $– $587,577 $587,577
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 30,235,143
Total Equity Contracts 30,235,143
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 587,577
Total Credit Contracts 587,577
Total Asset Derivatives $30,822,720
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,464,730
Total Equity Contracts 20,464,730
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,919,249
Total Interest Rate Contracts 4,919,249
Total Liability Derivatives $25,383,979
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,975,463
Total Interest Rate Contracts 1,975,463
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (6,200,466)
Total Return Swaps Net realized gains/(losses) on Swap agreements 81,935
Total Equity Contracts (6,118,531)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 235,311
Total Foreign Exchange Contracts 235,311
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (233,368)
Total Credit Contracts (233,368)
Total ($4,141,125)

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,188,513)
Total Equity Contracts (6,188,513)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,643,642)
Total Interest Rate Contracts (6,643,642)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 646,031
Total Credit Contracts 646,031
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (631,146)
Total Foreign Exchange Contracts (631,146)
Total ($12,817,270)
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $488,180,935
Futures - Short 283,994,215
Total Return Swaps - Long 19,720,077
Interest Rate Contracts
Futures - Long 263,485,516
Foreign Exchange Contracts
Futures - Short (9,694,346)
Credit Contracts
Credit Default Swaps - Sell Protection 1,353,466

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $65,143 $1,796 $5,145 $62,108 7,018 1.4%
Core Emerging Markets Equity 27,530 892 – 32,613 2,331 0.8
Core High Yield Bond – 87,113 – 86,835 4,375 2.0
Core International Equity 15,583 1,349 – 17,652 1,323 0.4
Core Investment Grade Corporate Bond – 148,852 – 147,126 7,491 3.4
Global Stock, Class S 105,963 10,932 – 115,010 3,674 2.6
High Yield, Class S 47,939 1,486 – 49,113 2,881 1.1
Income, Class S 128,825 2,947 1,065 128,447 7,837 2.9
International Equity, Class S 179,684 12,256 – 203,977 14,781 4.7
Large Cap Growth, Class S 499,226 14,766 – 493,889 19,907 11.2
Large Cap Value, Class S 411,196 22,312 – 464,271 12,987 10.6
Mid Cap Stock, Class S 91,013 10,353 – 102,794 2,760 2.4
Mid Cap Value ETF
1
– 14,524 – 16,251 954 0.4
Short-Term Bond, Class S 73,945 1,594 405 74,657 5,973 1.7
Small Cap Stock, Class S 43,711 1,044 – 48,778 1,398 1.1
Small Cap Value ETF
2
7,180 849 0 8,577 280 0.2
Total Affiliated Registered Investment
Companies 1,696,938 2,052,098 46.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 416,780 55,500 115,200 357,079 35,708 8.2
Total Affiliated Short-Term Investments 416,780 357,079 8.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,112 141,864 154,801 175 175 <0.1
Total Collateral Held for Securities Loaned 13,112 175 <0.1
Total Value $2,126,830 $2,409,352
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(653) $967 $– $1,796
Core Emerging Markets Equity – 4,191 – 892
Core High Yield Bond – (278) – 788
Core International Equity – 720 810 539
Core Investment Grade Corporate Bond – (1,726) – 996
Global Stock, Class S – (1,885) 9,182 1,751
High Yield, Class S – (312) – 1,485
Income, Class S (158) (2,102) – 2,947
International Equity, Class S – 12,037 7,196 5,060
Large Cap Growth, Class S – (20,103) 14,766 –
Large Cap Value, Class S – 30,763 17,077 5,235
Mid Cap Stock, Class S – 1,428 9,913 439
Mid Cap Value ETF
1
– 1,727 – 17
Short-Term Bond, Class S (2) (475) – 1,598
Small Cap Stock, Class S – 4,023 865 179
Small Cap Value ETF
2
– 548 688 183
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% (1) – – 7,725
Total Income/Non Income Cash from Affiliated Investments $31,630
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total $(814) $29,523 $60,497
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   51.3% Value
U.S. Affiliated   50.8%
3,978,339 Thrivent Core Emerging Markets
Debt Fund $ 35,208,301
7,954,298 Thrivent Core Emerging Markets
Equity Fund 111,280,627
2,477,213 Thrivent Core High Yield Bond
Fund 49,172,671
13,981,712 Thrivent Core International Equity
Fund 186,516,038
4,240,454 Thrivent Core Investment Grade
Corporate Bond Fund 83,282,512
9,394,523 Thrivent Global Stock Fund, Class
S 294,048,562
1,630,453 Thrivent High Yield Fund, Class S 27,799,219
4,434,825 Thrivent Income Fund, Class S 72,686,785
29,647,038 Thrivent International Equity Fund,
Class S 409,129,119
25,289,256 Thrivent Large Cap Growth Fund,
Class S 627,426,445
15,254,097 Thrivent Large Cap Value Fund,
Class S 545,333,952
5,714,250 Thrivent Mid Cap Stock Fund,
Class S 212,855,830
2,675,250 Thrivent Mid Cap Value ETF 45,570,208
3,378,815 Thrivent Short-Term Bond Fund,
Class S 42,235,191
2,571,290 Thrivent Small Cap Stock Fund,
Class S 89,686,611
961,953 Thrivent Small Cap Value ETF 29,509,255
Total 2,861,741,326
U.S. Unaffiliated   0.5%
12,106 Invesco QQQ Trust Series 1 8,083,661
9,861 iShares Biotechnology ETF 1,663,452
766 iShares Semiconductor ETF 353,463
24,573 State Street SPDR S&P 500 ETF
Trust 17,659,632
4,113 State Street SPDR S&P Biotech
ETF 540,160
2,331 State Street SPDR S&P Software &
Services ETF 352,634
1,235 VanEck Semiconductor ETF 625,799
Total 29,278,801
Total Registered Investment
Companies (cost $1,855,602,952) 2,891,020,127
Shares Common Stock 28.9% Value
Communications Services 2.5%
92,852 Alphabet, Inc., Class A 35,729,450
102,114 Alphabet, Inc., Class C 39,001,421
189,354 AT&T, Inc. 4,947,820
415 Cable One, Inc.
a
37,968
1,542 CarGurus, Inc.
a
56,221
129,987 Comcast Corporation 3,514,849
2,046 Iridium Communications, Inc. 79,937
42,877 Liberty Global, Ltd., Class A
a
496,516
602 Liberty Media Corporation-Liberty
Formula One
a
51,742
183 Madison Square Garden Sports
Corporation
a
62,670
43,619 Meta Platforms, Inc. 26,690,902
128,318 Netflix, Inc.
a
12,011,848
5,961 New York Times Company 471,098
Shares Common Stock  28.9% Value
Communications Services 2.5% - continued
5,849 News Corporation, Class A $ 153,946
460 Omnicom Group, Inc. 35,291
4,873 Reddit, Inc.
a
717,452
1,004 Roku, Inc.
a
117,026
986 Spotify Technology SA
a
440,298
615 Take-Two Interactive Software,
Inc.
a
131,462
953 Trade Desk, Inc.
a
22,481
133,108 Universal Music Group NV 2,790,966
26,248 Walt Disney Company 2,723,230
159,388 Warner Brothers Discovery, Inc.
a
4,311,445
176,406 Warner Music Group Corporation 4,986,998
Total 139,583,037
Consumer Discretionary 2.8%
3,464 Adient plc
a
72,917
220,824 ADT, Inc. 1,662,805
8,774 Advance Auto Parts, Inc. 522,141
209,913 Amazon.com, Inc.
a
55,639,540
6,137 American Eagle Outfitters, Inc. 106,906
39,798 Aptiv plc
a
2,398,227
3,631 Aramark 165,900
110 AutoNation, Inc.
a
23,362
40 AutoZone, Inc.
a
148,161
12,375 Booking Holdings, Inc.
a
2,083,455
7,367 Boot Barn Holdings, Inc.
a
1,263,072
9,458 BorgWarner, Inc. 538,822
151 Bright Horizons Family Solutions,
Inc.
a
12,248
660 Brunswick Corporation 52,437
2,516 Buckle, Inc. 139,915
8,256 Build-A-Bear Workshop, Inc. 304,977
3,313 CarMax, Inc.
a
130,234
3,554 Carnival Corporation 94,216
65 Cavco Industries, Inc.
a
32,955
4,522 Chewy, Inc.
a
114,949
1,378 Chipotle Mexican Grill, Inc.
a
46,838
13,605 Churchill Downs, Inc. 1,373,969
255 Citi Trends, Inc.
a
12,421
27,362 D.R. Horton, Inc. 4,209,917
6,770 Dana, Inc. 246,766
1,660 Deckers Outdoor Corporation
a
169,652
4,710 DoorDash, Inc.
a
794,341
1,043 eBay, Inc. 107,930
1,373 Etsy, Inc.
a
88,339
11,775 Five Below, Inc.
a
2,774,896
17,030 Ford Motor Company 205,722
3,386 Fox Factory Holding Corporation
a
60,101
7,138 Frontdoor, Inc.
a
489,881
713 Gap, Inc. 17,533
4,885 Garmin, Ltd. 1,226,819
21,130 General Motors Company 1,624,686
6,623 Gentex Corporation 153,057
345 GigaCloud Technology, Inc.
a
15,349
10,376 Goodyear Tire & Rubber
Company
a
73,462
118 Graham Holdings Company 132,456
754 Grand Canyon Education, Inc.
a
127,479
28,781 Hasbro, Inc. 2,758,371
7,735 Helen of Troy, Ltd.
a
179,065
12,908 Hilton Worldwide Holdings, Inc. 4,183,096
9,979 Home Depot, Inc. 3,281,095
2,871 Installed Building Products, Inc. 828,427
14,681 Laureate Education, Inc.
a
441,825
1,382 Lear Corporation 175,694

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Consumer Discretionary 2.8% - continued
19,806 Levi Strauss & Company $ 441,278
45,260 Life Time Group Holdings, Inc.
a
1,213,421
353 Lithia Motors, Inc. 102,412
32,192 Lowe's Companies, Inc. 7,687,128
343 Lululemon Athletica, Inc.
a
47,231
272 M/I Homes, Inc.
a
35,765
4,663 Macy's, Inc. 91,162
10,680 Mattel, Inc.
a
161,054
4,359 Mohawk Industries, Inc.
a
460,136
890 Monarch Casino & Resort, Inc. 105,634
1,494 Murphy USA, Inc. 878,472
48 NVR, Inc.
a
303,162
7,678 Ollie's Bargain Outlet Holdings,
Inc.
a
664,224
43,459 O'Reilly Automotive, Inc.
a
4,319,825
8,483 PENN Entertainment, Inc.
a
148,113
2,320 Ralph Lauren Corporation 832,045
557 Red Rock Resorts, Inc. 30,056
27,701 Ross Stores, Inc. 6,310,011
1,271 Service Corporation International/
US 102,989
25,011 SharkNinja, Inc.
a
2,889,521
10,243 Sonos, Inc.
a
151,904
166,136 Sony Group Corporation ADR 3,337,672
897 Strategic Education, Inc. 70,325
8,028 Tapestry, Inc. 1,164,381
1,796 Taylor Morrison Home Corporation
a
109,089
42,055 Tesla, Inc.
a
16,049,450
14,186 Texas Roadhouse, Inc. 2,283,804
9,264 TJX Companies, Inc. 1,452,132
1,997 Toll Brothers, Inc. 283,854
2,237 TopBuild Corporation
a
990,320
658 Ulta Beauty, Inc.
a
353,662
27,714 Universal Technical Institute, Inc.
a
1,040,106
2,835 Urban Outfitters, Inc.
a
199,414
13,265 Versigent plc
a
463,877
15,949 Viking Holdings, Ltd.
a
1,306,383
619 Visteon Corporation 69,148
770 Wayfair, Inc.
a
49,226
888 Williams-Sonoma, Inc. 160,914
5,231 Wingstop, Inc. 858,198
393 Winmark Corporation 149,533
59,398 Wyndham Hotels & Resorts, Inc. 4,833,809
18,543 Wynn Resorts, Ltd. 1,986,141
49 Yum! Brands, Inc. 7,823
Total 155,501,230
Consumer Staples 0.9%
2,456 BellRing Brands, Inc.
a
43,717
800 BJ's Wholesale Club Holdings,
Inc.
a
75,112
1,936 Casey's General Stores, Inc. 1,591,682
5,247 Central Garden & Pet Company,
Class A
a
176,089
13,220 Chefs' Warehouse, Inc.
a
1,025,872
1,174 Church & Dwight Company, Inc. 113,948
7,938 Colgate-Palmolive Company 677,588
18,216 Conagra Brands, Inc. 261,400
5,925 Costco Wholesale Corporation 6,011,090
43,094 Darling Ingredients, Inc.
a
2,767,928
357 Dollar General Corporation 41,369
262 Dollar Tree, Inc.
a
25,443
3,722 Edgewell Personal Care Company 83,931
3,028 Fresh Del Monte Produce, Inc. 126,843
109 Hershey Company 20,246
Shares Common Stock  28.9% Value
Consumer Staples 0.9% - continued
395 Ingles Markets, Inc. $ 36,131
1,055 Ingredion, Inc. 117,886
2,470 J.M. Smucker Company 242,134
8,113 John B. Sanfilippo & Son, Inc. 663,562
202,295 Keurig Dr Pepper, Inc. 5,947,473
854 Maplebear, Inc.
a
36,167
2,203 Marzetti Company 287,007
1,396 McCormick & Company, Inc. 70,973
1,470 Molson Coors Beverage Company 62,828
9,837 Monster Beverage Corporation
a
758,137
25,379 PepsiCo, Inc. 4,022,318
11,046 Philip Morris International, Inc. 1,823,363
968 Primo Brands Corporation 19,728
177 Procter & Gamble Company 26,035
175 Seaboard Corporation 995,038
2,911 Simply Good Foods Company
a
38,920
5,019 Smithfield Foods, Inc. 131,899
639 Sprouts Farmers Markets, Inc.
a
52,302
82,743 Sysco Corporation 6,181,729
31,470 Turning Point Brands, Inc. 2,539,000
2,626 Tyson Foods, Inc. 168,248
122,474 Unilever plc ADR 7,223,516
11,379 United Natural Foods, Inc.
a
569,177
1,066 Universal Corporation 57,116
875 US Foods Holding Corporation
a
81,804
8,852 Vita Coco Company, Inc.
a
584,143
49,900 Walmart, Inc. 6,583,307
707 WD-40 Company 148,442
Total 52,510,641
Energy 1.4%
8,665 Amplify Energy Corporation
a
55,456
81,774 Antero Midstream Corporation 1,787,580
6,436 Antero Resources Corporation
a
252,677
2,929 Archrock, Inc. 113,499
289 Baker Hughes Company 20,135
274 California Resources Corporation 18,703
7,202 Cheniere Energy, Inc. 1,980,190
25,044 Chevron Corporation 4,841,256
2,622 Chord Energy Corporation 381,763
2,039 CNX Resources Corporation
a
79,337
92,269 ConocoPhillips 11,605,595
120,435 Devon Energy Corporation 6,186,746
28,577 DHT Holdings, Inc. 528,103
518 Diamondback Energy, Inc. 106,516
8,190 Dorian LPG, Ltd. 315,725
2,344 DT Midstream, Inc. 346,889
212,047 Enterprise Products Partners, LP 8,206,219
6,982 EOG Resources, Inc. 981,460
1,433 EQT Corporation 86,095
5,287 Expand Energy Corporation 540,067
118,577 Exxon Mobil Corporation 18,299,988
1,948 Gulfport Energy Corporation
a
375,068
149,873 Halliburton Company 6,339,628
897 Hess Midstream, LP 35,073
2,449 HF Sinclair Corporation 164,597
67,208 Kinder Morgan, Inc. 2,209,127
2,279 Kodiak Gas Services, Inc. 154,516
20,462 Marathon Petroleum Corporation 5,080,510
15,963 Matador Resources Company 1,012,693
2,459 Occidental Petroleum Corporation 148,966
483 Oceaneering International, Inc.
a
18,132
773 ONEOK, Inc. 71,472
5,735 Ovintiv, Inc. 352,989
464 Par Pacific Holdings, Inc.
a
30,471

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Energy 1.4% - continued
100,071 Patterson-UTI Energy, Inc. $ 1,222,868
37,359 Permian Resources Corporation 807,702
1,430 Phillips 66 256,184
4,937 Range Resources Corporation 214,759
1,115 Scorpio Tankers, Inc. 90,683
5,733 SM Energy Company 177,895
3,169 Talos Energy, Inc.
a
50,450
46 Targa Resources Corporation 11,964
23,113 TechnipFMC plc 1,746,649
440 Teekay Tankers, Ltd. 34,562
164,013 Transocean, Ltd.
a
1,118,569
287 Valero Energy Corporation 72,490
1,698 Viper Energy, Inc. 83,847
31,079 Williams Companies, Inc. 2,371,638
Total 80,987,501
Financials 4.2%
807 ACNB Corporation 40,907
4,434 Affiliated Managers Group, Inc. 1,306,567
1,312 Affirm Holdings, Inc.
a
84,335
9,595 AGNC Investment Corporation 105,737
14,529 Allstate Corporation 3,156,571
29,674 Ally Financial, Inc. 1,317,229
5,437 Amalgamated Financial
Corporation 222,265
10,122 American Express Company 3,269,912
6,680 American Financial Group, Inc. 890,244
55,646 American International Group, Inc. 4,162,321
7,326 Ameriprise Financial, Inc. 3,478,312
578 Ameris Bancorp 49,274
2,182 Aon plc 680,020
13,249 Arch Capital Group, Ltd.
a
1,251,501
1,962 Arrow Financial Corporation 72,300
3,635 Artisan Partners Asset
Management, Inc. 136,094
28,818 Associated Banc-Corp 811,515
1,362 Assurant, Inc. 321,800
6,031 Assured Guaranty, Ltd. 493,939
13,385 Atlantic Union Bankshares
Corporation 503,945
1,950 Axis Capital Holdings, Ltd. 195,800
40,478 Banc of California, Inc. 758,153
292,323 Bank of America Corporation 15,627,588
2,364 Bank of Marin Bancorp 60,613
60,048 Bank of New York Mellon
Corporation 8,068,650
927 Bank OZK 44,644
127 BankUnited, Inc. 5,903
1,363 Bankwell Financial Group, Inc. 70,494
1,824 Bar Harbor Bankshares 62,472
3,281 Beacon Financial Corporation 93,607
10,011 Berkshire Hathaway, Inc.
a
4,741,210
61,595 BGC Group, Inc. 691,712
3,487 BlackRock, Inc. 3,715,747
383 Block, Inc.
a
27,005
7,242 Blue Owl Capital, Inc. 70,609
469 Bread Financial Holdings, Inc. 39,762
22,646 Bridgewater Bancshares, Inc.
a
410,572
585 Burke & Herbert Financial Services
Corporation 37,621
11,840 Byline Bancorp, Inc. 380,656
471 C&F Financial Corporation 35,207
935 California BanCorp 17,475
238 Camden National Corporation 11,464
48,345 Capital One Financial Corporation 9,248,398
Shares Common Stock  28.9% Value
Financials 4.2% - continued
1,574 Capitol Federal Financial, Inc. $ 12,088
1,222 Carlyle Group, Inc. 61,186
186 Cathay General Bancorp 10,422
5,505 Central Pacific Financial
Corporation 183,206
123,883 Charles Schwab Corporation 11,352,638
2,042 ChoiceOne Financial Services, Inc. 61,321
17,668 Chubb, Ltd. 5,777,436
34 Cincinnati Financial Corporation 5,562
10,622 Citigroup, Inc. 1,359,404
802 Citizens Financial Group, Inc. 52,170
339 Citizens Financial Services, Inc. 21,411
2,873 Civista Bancshares, Inc. 71,452
134 CNA Financial Corporation 6,463
4,071 CNB Financial Corporation 123,677
6,565 CNO Financial Group, Inc. 291,814
124 Coinbase Global, Inc.
a
23,283
10,400 Columbia Banking System, Inc. 307,840
1,468 Commerce Bancshares, Inc. 76,380
59 Community Financial System, Inc. 3,738
7,693 Community Trust Bancorp, Inc. 499,506
2,688 Community West Bancshares 63,759
8,351 ConnectOne Bancorp, Inc. 244,016
48 Corpay, Inc.
a
14,711
822 Cullen/Frost Bankers, Inc. 119,132
10,191 Customers Bancorp, Inc.
a
777,268
9,455 Donnelley Financial Solutions, Inc.
a
475,586
5,141 Dynex Capital, Inc. 70,020
6,138 East West Bancorp, Inc. 776,273
1,396 Eastern Bankshares, Inc. 28,241
597 Encore Capital Group, Inc.
a
49,414
3,978 Enova International, Inc.
a
673,913
4,131 Essent Group, Ltd. 250,008
755 Euronet Worldwide, Inc.
a
54,647
908 Evercore, Inc. 291,731
8,565 F.N.B. Corporation 152,885
692 FactSet Research Systems, Inc. 157,485
793 Farmers & Merchants Bancorp,
Inc./Archbold, OH 21,237
537 Farmers National Banc
Corporation 7,556
3,717 Federal Agricultural Mortgage
Corporation 646,015
4,283 Federated Hermes, Inc. 248,799
1,977 Fidelity National Information
Services, Inc. 91,990
7,664 Fifth Third Bancorp 389,025
7,123 Financial Institutions, Inc. 242,681
18,246 First American Financial
Corporation 1,279,592
30,948 First Bancorp/Puerto Rico 751,417
4,175 First Bank/Hamilton, NJ 61,957
14 First Citizens BancShares, Inc./NC 27,773
688 First Financial Bankshares, Inc. 22,202
2,704 First Financial Corporation 177,572
279 First Hawaiian, Inc. 7,611
7,893 First Horizon Corporation 197,009
2,685 First Merchants Corporation 108,581
1,501 First Mid-Illinois Bancshares, Inc. 63,177
5,511 FirstCash Holdings, Inc. 1,202,610
1,404 Flagstar Bank NA 19,614
1,409 Flywire Corporation
a
19,036
6,790 Fulton Financial Corporation 146,596
137,067 Genworth Financial, Inc.
a
1,204,819
1,050 Glacier Bancorp, Inc. 51,502

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Financials 4.2% - continued
737 Global Life, Inc. $ 113,719
456 Global Payments, Inc. 32,814
5,995 Great Southern Bancorp, Inc. 408,979
1,534 Hamilton Lane, Inc. 141,113
736 Hancock Whitney Corporation 49,687
11,401 Hanmi Financial Corporation 341,004
399 Hanover Insurance Group, Inc. 74,888
4,465 Hartford Insurance Group, Inc. 610,857
1,185 HBT Financial, Inc. 32,896
2,043 Hilltop Holdings, Inc. 76,960
1,579 Home BancShares, Inc. 42,428
5,853 Hometrust Bancshares, Inc. 267,307
4,848 Horizon Bancorp, Inc. 87,749
6,909 Houlihan Lokey, Inc. 1,069,168
4,954 Huntington Bancshares, Inc./OH 83,029
92 Independent Bank Corporation/MA 7,175
4,088 Independent Bank Corporation/MI 135,762
380 Interactive Brokers Group, Inc. 30,210
68,077 Intercontinental Exchange, Inc. 10,762,293
10,747 Invesco, Ltd. 281,679
2,889 Jackson Financial, Inc. 334,460
2,628 Jefferies Financial Group, Inc. 126,722
67,516 JPMorgan Chase & Company 21,148,037
9,992 Kearny Financial Corporation/MD 80,336
7,706 Kemper Corporation 259,615
1,239 KeyCorp 27,394
1,976 Lazard, Inc. 95,836
2,946 LendingClub Corporation
a
50,288
2,713 Lincoln National Corporation 102,579
209 Loews Corporation 23,535
1,754 M&T Bank Corporation 383,477
95 Markel Group, Inc.
a
168,385
844 MarketAxess Holdings, Inc. 132,668
33,033 Marsh & McLennan Companies,
Inc. 5,539,964
12,675 Mastercard, Inc. 6,374,511
1,620 Mercantile Bank Corporation 83,122
288 Mercury General Corporation 28,025
328 Meridian Corporation 6,173
58,450 MetLife, Inc. 4,681,845
51,120 MGIC Investment Corporation 1,353,658
983 Miami International Holdings, Inc.
a
45,700
2,037 Mid Penn Bancorp, Inc. 67,160
3,706 Moody's Corporation 1,711,616
92,235 Morgan Stanley 17,579,069
5,186 Morningstar, Inc. 874,930
38,037 Nasdaq, Inc. 3,495,981
197 National Bankshares, Inc. 7,052
5,625 NBT Bancorp, Inc. 245,756
12,570 NMI Holdings, Inc.
a
486,585
2,725 Northeast Community Bancorp,
Inc. 65,386
2,865 Northern Trust Corporation 476,564
3,633 Northpointe Bancshares, Inc. 64,776
2,392 Northrim BanCorp, Inc. 58,676
7,822 Northwest Bancshares, Inc. 108,178
6,881 OFG Bancorp 316,251
55,316 Old National Bancorp 1,325,925
38,836 Old Republic International
Corporation 1,551,498
21,680 Old Second Bancorp, Inc. 446,825
3,430 OneMain Holdings, Inc. 201,581
2,263 Orange County Bancorp, Inc. 77,168
8,998 Orrstown Financial Services, Inc. 330,587
969 Palomar Holdings, Inc.
a
116,648
Shares Common Stock  28.9% Value
Financials 4.2% - continued
2,269 Parke Bancorp, Inc. $ 68,320
1,062 Paymentus Holdings, Inc.
a
29,789
2,948 PCB Bancorp 71,135
423 PennyMac Financial Services, Inc. 38,193
774 Peoples Bancorp of North
Carolina, Inc. 30,511
878 Peoples Financial Services
Corporation 50,011
259 Pinnacle Financial Partners, Inc. 25,625
1,260 Piper Sandler Companies 109,872
705 Plumas Bancorp 35,962
623 PNC Financial Services Group,
Inc. 138,929
7,009 Popular, Inc. 1,053,663
8,069 Progressive Corporation 1,624,128
1,132 Prosperity Bancshares, Inc. 78,844
2,223 Provident Financial Services, Inc. 50,418
1,484 Prudential Financial, Inc. 145,595
7,370 Radian Group, Inc. 264,067
434 Raymond James Financial, Inc. 68,711
1,712 Regions Financial Corporation 48,878
7,331 Reinsurance Group of America,
Inc. 1,550,213
1,018 RenaissanceRe Holdings, Ltd. 312,495
413 Renasant Corporation 16,475
1,622 RLI Corporation 83,971
35,753 Robinhood Markets, Inc.
a
2,606,036
1,143 Rocket Companies, Inc.
a
16,711
569 S&P Global, Inc. 245,370
40,720 SEI Investments Company 3,692,490
574 Selective Insurance Group, Inc. 48,187
274 ServisFirst Bancshares, Inc. 21,816
4,031 Shore Bancshares, Inc. 77,798
6,250 Simmons First National
Corporation 132,875
1,731 South Plains Financial, Inc. 71,109
537 Southern Missouri Bancorp, Inc. 36,645
14,924 SouthState Bank Corporation 1,457,627
1,471 Starwood Property Trust, Inc. 27,008
1,534 State Street Corporation 234,457
2,150 StepStone Group, Inc. 113,735
11,902 Stifel Financial Corporation 937,997
11,174 Stock Yards Bancorp, Inc. 808,215
4,250 StoneX Group, Inc.
a
450,627
277 Texas Capital Bancshares, Inc.
a
27,894
2,297 Third Coast Bancshares, Inc.
a
85,770
1,135 Timberland Bancorp, Inc./WA 45,264
18,735 Toast, Inc.
a
534,322
1,072 Tompkins Financial Corporation 90,337
3,227 Towne Bank/Portsmouth, VA 114,752
1,583 TPG RE Finance Trust, Inc. 13,392
1,447 TPG, Inc. 63,118
23,129 Tradeweb Markets, Inc. 2,619,359
27,539 Triumph Financial, Inc.
a
1,863,840
3,614 U.S. Bancorp 204,769
2,144 UMB Financial Corporation 270,508
1,411 United Bankshares, Inc. 61,816
4,239 United Community Banks, Inc. 141,286
1,212 Unity Bancorp, Inc. 63,363
618 Universal Insurance Holdings, Inc. 24,491
1,030 Univest Financial Corporation 39,130
5,617 Unum Group 451,494
37,073 Valley National Bancorp 503,081
5,350 Virtu Financial, Inc. 265,681
23,320 Visa, Inc. 7,691,869

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Financials 4.2% - continued
16 Webster Financial Corporation $ 1,158
190,439 Wells Fargo & Company 15,659,799
16,710 WesBanco, Inc. 574,490
744 West Bancorporation, Inc. 17,819
3,025 Western Alliance Bancorp 246,659
12,693 Western Union Company 115,379
437 WEX, Inc.
a
65,694
151 Willis Towers Watson plc 38,686
5,166 Wintrust Financial Corporation 777,845
6,218 WisdomTree, Inc. 105,706
150 WSFS Financial Corporation 10,796
16,741 Zions Bancorp NA 1,061,714
Total 234,288,655
Health Care 2.8%
2,148 4D Molecular Therapeutics, Inc.
a
19,053
1,478 AbbVie, Inc. 312,331
4,389 Acadia Healthcare Company, Inc.
a
113,653
3,925 Adaptive Biotechnologies
Corporation
a
55,343
34,040 Agilent Technologies, Inc. 3,933,322
985 Agios Pharmaceuticals, Inc.
a
27,580
1,362 Align Technology, Inc.
a
239,726
22,745 Alignment Healthcare, Inc.
a
512,672
1,574 Alnylam Pharmaceuticals, Inc.
a
487,137
7,542 Amgen, Inc. 2,611,418
1,340 Anika Therapeutics, Inc.
a
16,683
3,082 Arcus Biosciences, Inc.
a
78,591
907 Argenx SE ADR
a
709,020
636 Artivion, Inc.
a
22,788
35,523 Avantor, Inc.
a
287,736
1,717 Azenta, Inc.
a
42,187
370 Biogen, Inc.
a
70,034
22,660 BioLife Solutions, Inc.
a
477,673
9,840 BioMarin Pharmaceutical, Inc.
a
530,474
7,564 Bio-Techne Corporation 418,440
58,289 Boston Scientific Corporation
a
3,358,029
5,809 BridgeBio Pharma, Inc.
a
413,078
31,736 BrightSpring Health Services, Inc.
a
1,522,376
45,622 Bristol-Myers Squibb Company 2,764,237
404 Bruker Corporation 14,831
482 Cardinal Health, Inc. 92,968
13,879 Cencora, Inc. 4,274,871
58,100 Centene Corporation
a
3,119,389
1,232 Charles River Laboratories
International, Inc.
a
205,707
28,907 Cigna Group 8,399,796
26,580 Concentra Group Holdings Parent,
Inc. 597,253
5,009 Cooper Companies, Inc.
a
315,066
21,346 Danaher Corporation 3,819,867
4,613 Denali Therapeutics, Inc.
a
86,355
7,158 Dentsply Sirona, Inc. 84,107
14,612 Dexcom, Inc.
a
870,145
2,485 Edwards Lifesciences Corporation
a
207,498
12,973 Elanco Animal Health, Inc.
a
290,206
1,282 Elevance Health, Inc. 482,570
12,322 Eli Lilly & Company 11,516,141
3,975 Enanta Pharmaceuticals, Inc.
a
55,213
14,844 Encompass Health Corporation 1,484,400
5,235 Enovis Corporation
a
122,708
1,152 Envista Holdings Corporation
a
29,883
4,840 Exelixis, Inc.
a
215,186
4,940 Fate Therapeutics, Inc.
a
6,175
8,288 Fortrea Holdings, Inc.
a
95,312
Shares Common Stock  28.9% Value
Health Care 2.8% - continued
989 GE HealthCare Technologies, Inc. $ 60,171
49,801 Gilead Sciences, Inc. 6,515,963
2,015 Globus Medical, Inc.
a
181,713
6,229 Guardant Health, Inc.
a
542,421
1,819 Henry Schein, Inc.
a
135,679
114 Humana, Inc. 26,954
28,084 ICON plc
a
3,323,180
8,594 ICU Medical, Inc.
a
1,024,405
5,170 IDEXX Laboratories, Inc.
a
2,899,336
3,664 Illumina, Inc.
a
464,375
1,363 Insmed, Inc.
a
185,818
3,571 Insulet Corporation
a
614,712
15,797 Intuitive Surgical, Inc.
a
7,228,865
1,413 Ionis Pharmaceuticals, Inc.
a
105,636
782 IQVIA Holding, Inc.
a
123,845
7,449 iRhythm Holdings, Inc.
a
962,113
8,522 Jazz Pharmaceuticals, Inc.
a
1,730,136
78,999 Johnson & Johnson 18,157,920
30,001 Labcorp Holdings, Inc. 7,704,257
27,314 LivaNova plc
a
1,641,571
5,095 Medpace Holdings, Inc.
a
2,133,073
58,099 Medtronic plc 4,704,276
101,512 Merck & Company, Inc. 11,083,080
469 Merit Medical Systems, Inc.
a
31,976
313 Mettler-Toledo International, Inc.
a
399,579
5,626 Mirum Pharmaceuticals, Inc.
a
547,466
1,265 Moderna, Inc.
a
58,114
2,585 Myriad Genetics, Inc.
a
12,279
5,304 Natera, Inc.
a
1,093,473
10,039 Neogen Corporation
a
94,367
8,520 Neurocrine Biosciences, Inc.
a
1,121,828
565 Option Care Health, Inc.
a
11,486
1,451 Penumbra, Inc.
a,b
473,722
13,849 Pfizer, Inc. 369,768
940 Prestige Consumer Healthcare,
Inc.
a
52,941
1,774 QIAGEN NV 61,345
124 Quest Diagnostics, Inc. 24,081
9,374 RadNet, Inc.
a
530,100
245 REGENXBIO, Inc.
a
2,198
13,398 Repligen Corporation
a
1,585,117
997 Revolution Medicines, Inc.
a
143,688
641 Roivant Sciences, Ltd.
a
18,288
25,510 Royalty Pharma plc 1,277,796
1,663 Sotera Health Company
a
25,876
4,096 STERIS plc 888,340
9,228 Stryker Corporation 2,908,020
2,902 Tenet Healthcare Corporation
a
514,002
27,572 Twist Bioscience Corporation
a
1,611,583
6,379 UFP Technologies, Inc.
a
1,222,408
3,725 Ultragenyx Pharmaceutical, Inc.
a
91,970
1,255 United Therapeutics Corporation
a
717,044
14,938 UnitedHealth Group, Inc. 5,534,230
194 Universal Health Services, Inc. 32,644
6,404 Varex Imaging Corporation
a
74,607
1,667 Vaxcyte, Inc.
a
95,419
5,647 Veeva Systems, Inc.
a
880,763
14,481 Vericel Corporation
a
502,925
30,593 Viatris, Inc. 457,059
6,437 Vir Biotechnology, Inc.
a
65,754
50 Waters Corporation
a
15,462
51,885 Waystar Holding Corporation
a
1,109,042
4,135 West Pharmaceutical Services,
Inc. 1,230,535
3,158 Xencor, Inc.
a
37,675

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Health Care 2.8% - continued
1,293 Xenon Pharmaceuticals, Inc.
a
$ 72,460
60,407 Zimmer Biomet Holdings, Inc. 4,979,349
13,921 Zoetis, Inc. 1,600,497
Total 159,536,003
Industrials 3.8%
6,503 3M Company 952,820
10,098 AAON, Inc. 942,244
3,577 Acuity, Inc. 1,036,507
13,796 Advanced Drainage Systems, Inc. 2,059,053
1,090 AECOM 91,669
326 AGCO Corporation 39,453
84,845 Alight, Inc. 70,201
7,512 Allegheny Technologies, Inc.
a
1,167,816
1,086 Allegion plc 149,303
481 Allison Transmission Holdings, Inc. 64,622
96,891 Amentum Holdings, Inc.
a
2,541,451
1,680 American Superconductor
Corporation
a
89,947
20,285 AMETEK, Inc. 4,777,118
3,375 API Group Corporation
a
154,305
6,164 Applied Industrial Technologies,
Inc. 1,884,643
1,129 Arcosa, Inc. 142,785
2,940 Armstrong World Industries, Inc. 500,947
6,891 Atmus Filtration Technologies, Inc. 436,889
14,973 Automatic Data Processing, Inc. 3,173,378
1,895 Axon Enterprise, Inc.
a
761,335
366 AZZ, Inc. 52,353
9,972 Badger Infrastructure Solutions,
Ltd. 482,321
17,287 Barrett Business Services, Inc. 545,059
3,063 Bloom Energy Corporation
a
867,932
1,713 Brady Corporation 140,158
1,808 BrightView Holdings, Inc.
a
21,515
123 Brink's Company 13,130
137 Broadridge Financial Solutions,
Inc. 21,095
15,096 BWX Technologies, Inc. 3,266,623
1,102 C.H. Robinson Worldwide, Inc. 200,355
167 CACI International, Inc.
a
86,763
10,424 Caterpillar, Inc. 9,278,507
11,510 CECO Environmental Corporation
a
853,351
7,658 Cintas Corporation 1,337,929
13,613 Clean Harbors, Inc.
a
4,256,513
521,137 CNH Industrial NV 5,581,377
2,162 Concentrix Corporation 51,499
5,854 Construction Partners, Inc.
a
723,906
22,654 Copart, Inc.
a
750,074
5,013 CRA International, Inc. 789,397
454 Crane Company 80,689
3,793 CSW Industrials, Inc. 1,104,522
183,979 CSX Corporation 8,358,166
506 Cummins, Inc. 339,531
3,081 Curtiss-Wright Corporation 2,218,936
123,467 Delta Air Lines, Inc. 8,394,521
5,323 DNOW, Inc.
a
71,807
3,282 Donaldson Company, Inc. 289,374
152 Dycom Industries, Inc.
a
62,943
7,120 Eaton Corporation plc 3,083,031
4,483 EMCOR Group, Inc. 3,997,357
3,603 Enerpac Tool Group Corporation 126,465
1,667 EnerSys 355,504
3,631 EnPro, Inc. 1,058,618
171 Equifax, Inc. 29,744
Shares Common Stock  28.9% Value
Industrials 3.8% - continued
2,900 ESCO Technologies, Inc. $ 939,455
3,436 ExlService Holdings, Inc.
a
109,540
99,680 Fastenal Company 4,478,622
5,254 Federal Signal Corporation 646,925
5,750 Ferguson Enterprises, Inc. 1,539,333
90,222 Flowserve Corporation 6,643,948
18,284 Fluor Corporation
a
975,451
597 Fortive Corporation 35,695
3,323 Fortune Brands Innovations, Inc. 134,714
2,135 FTAI Aviation, Ltd. 533,045
1,798 Gates Industrial Corporation plc
a
46,047
264 GATX Corporation 51,723
9,125 GE Vernova, Inc. 9,886,573
17,443 General Dynamics Corporation 6,005,625
31,880 General Electric Company 9,242,968
2,207 Genpact, Ltd. 76,693
13,376 Graco, Inc. 1,073,692
2,616 HEICO Corporation 546,796
9,086 Helios Technologies, Inc. 621,482
68,466 Hexcel Corporation 6,426,903
1,217 HNI Corporation 44,469
35,357 Honeywell International, Inc. 7,578,066
7,612 Howmet Aerospace, Inc. 1,850,021
55 Hubbell, Inc. 27,949
2,581 Hudson Technologies, Inc.
a
16,157
261 Huntington Ingalls Industries, Inc. 95,080
1,211 ICF International, Inc. 86,780
1,439 IDEX Corporation 313,486
1,235 IES Holdings, Inc.
a
795,439
438 Ingersoll Rand, Inc. 34,979
378 Insteel Industries, Inc. 9,896
2,114 ITT Corporation 453,115
28,435 Jacobs Solutions, Inc. 3,679,773
21,133 JB Hunt Transport Services, Inc. 5,315,584
57 Kennametal, Inc. 2,207
1,684 Kirby Corporation
a
253,509
298 Knight-Swift Transportation
Holdings, Inc. 19,340
8,038 Korn Ferry 534,045
20,866 L3Harris Technologies, Inc. 6,688,596
286 Leidos Holdings, Inc. 42,677
12,928 Limbach Holdings, Inc.
a
1,289,827
5,291 Lincoln Electric Holdings, Inc. 1,402,115
2,503 Lyft, Inc.
a
35,417
313 Masco Corporation 22,480
315 MasTec, Inc.
a
124,126
664 Maximus, Inc. 43,572
2,024 McGrath RentCorp 223,753
17,059 Mercury Systems, Inc.
a
1,346,126
2,372 Middleby Corporation
a
332,934
8,643 MillerKnoll, Inc. 138,979
6,144 Modine Manufacturing Company
a
1,564,447
5,732 Moog, Inc. 1,727,109
3,632 Mueller Industries, Inc. 491,882
24,372 Mueller Water Products, Inc. 679,735
265 MYR Group, Inc.
a
107,275
2,899 Nextpower, Inc.
a
345,358
99 Nordson Corporation 28,557
36,180 NPK International, Inc.
a
591,543
9,289 nVent Electric plc 1,327,398
234 NWPX Infrastructure, Inc.
a
23,012
4,782 Old Dominion Freight Line, Inc. 1,015,840
1,063 OPENLANE, Inc.
a
33,421
980 Oshkosh Corporation 153,174
8,667 Otis Worldwide Corporation 674,986

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Industrials 3.8% - continued
957 Owens Corning, Inc. $ 118,036
7,051 Parker-Hannifin Corporation 6,412,320
883 Paychex, Inc. 81,792
560 Paylocity Holding Corporation
a
59,074
4,084 Pentair plc 329,620
2,598 Powell Industries, Inc.
a
720,347
5,129 Proficient Auto Logistics, Inc.
a
37,698
2,495 Quanta Services, Inc. 1,815,786
5,704 RBC Bearings, Inc.
a
3,417,209
335 Regal Rexnord Corporation 72,035
5,857 Republic Services, Inc. 1,225,402
3,579 Rockwell Automation, Inc. 1,463,489
33,210 RTX Corporation 5,847,285
108 Ryder System, Inc. 27,407
1,120 Science Applications International
Corporation 108,382
3,620 Sensata Technologies Holding plc 150,737
361 SkyWest, Inc.
a
29,645
527 SPX Technologies, Inc.
a
115,366
4,055 SS&C Technologies Holdings, Inc. 281,012
3,122 Standex International Corporation 852,306
1,416 Stanley Black & Decker, Inc. 110,675
1,692 Sterling Construction Company,
Inc.
a
872,429
670 Tetra Tech, Inc. 21,654
92 Textron, Inc. 8,828
4,105 Timken Company 455,203
11,619 Toro Company 1,105,780
104 Trane Technologies plc 51,224
9,133 Transcat, Inc.
a
695,021
1,074 Trex Company, Inc.
a
42,101
35,861 Uber Technologies, Inc.
a
2,675,589
2,482 UL Solutions, Inc. 224,596
1,069 United Airlines Holdings, Inc.
a
96,210
494 United Rentals, Inc. 474,161
2,618 Valmont Industries, Inc. 1,330,049
15,532 Veralto Corporation 1,369,922
5,859 Verisk Analytics, Inc. 1,080,927
3,624 Verra Mobility Corporation
a
53,744
5,630 Vertiv Holdings Company 1,849,399
681 Wabtec Corporation 183,795
435 Waste Management, Inc. 101,159
131 Watts Water Technologies, Inc. 39,321
4,212 WESCO International, Inc. 1,470,493
5,963 Willdan Group, Inc.
a
453,188
6,012 Woodward, Inc. 2,182,296
8,944 Xylem, Inc. 1,056,823
3,469 Zurn Elkay Water Solutions
Corporation 180,249
Total 212,856,799
Information Technology 7.7%
6,124 Adobe, Inc.
a
1,507,116
22,242 Advanced Micro Devices, Inc.
a
7,884,567
1,501 Ambarella, Inc.
a
103,269
4,039 Amkor Technology, Inc. 281,720
31,804 Amphenol Corporation 4,683,775
9,329 Analog Devices, Inc. 3,752,683
185,604 Apple, Inc. 50,363,645
17,134 Applied Materials, Inc. 6,759,192
55,893 Arista Networks, Inc.
a
9,653,280
1,708 Arrow Electronics, Inc.
a
320,814
192 Astera Labs, Inc.
a
37,390
20,027 Autodesk, Inc.
a
4,746,399
2,921 Avnet, Inc. 241,012
Shares Common Stock  28.9% Value
Information Technology 7.7% - continued
2,638 Bel Fuse, Inc. $ 727,666
1,074 Blackbaud, Inc.
a
39,921
63,756 Broadcom, Inc. 26,613,667
7,812 Cadence Design Systems, Inc.
a
2,574,757
236 Calix, Inc.
a
10,280
2,317 Celestica, Inc.
a
949,020
256 Ciena Corporation
a
135,060
1,922 Cirrus Logic, Inc.
a
313,440
130,546 Cisco Systems, Inc. 11,944,959
5,094 Cloudflare, Inc.
a
1,044,117
24,014 Cognex Corporation 1,333,017
1,496 Cognizant Technology Solutions
Corporation 79,138
3,529 Coherent Corporation
a
1,128,257
7,225 Cohu, Inc.
a
342,104
328 CommVault Systems, Inc.
a
32,433
2,842 Corning, Inc. 466,770
8,768 Crane NXT Company 391,754
4,732 Credo Technology Group Holding,
Ltd.
a
823,415
141 CTS Corporation 8,051
1,677 Datadog, Inc.
a
221,683
10,585 DigitalOcean Holdings, Inc.
a
1,020,712
1,610 Dolby Laboratories, Inc. 103,265
909 EPAM Systems, Inc.
a
103,426
3,588 Everforth, Inc.
a
75,707
346 F5, Inc.
a
112,069
3,206 Fabrinet
a
2,191,205
39,363 Flex, Ltd.
a
3,603,683
60,325 Fortinet, Inc.
a
5,086,001
1,507 GoDaddy, Inc.
a
130,792
16,397 GPGI, Inc. 253,006
15,161 Guidewire Software, Inc.
a
2,098,131
6,689 Hewlett Packard Enterprise
Company 192,442
246 Ichor Holdings, Ltd.
a
16,229
2,308 InterDigital, Inc. 684,460
18,689 International Business Machines
Corporation 4,316,785
4,849 Intuit, Inc. 1,883,836
1,907 IonQ, Inc.
a,b
86,044
79,159 JFrog, Ltd.
a
3,676,144
12,292 Keysight Technologies, Inc.
a
4,301,094
4,073 Knowles Corporation
a
127,037
1,632 Kulicke and Soffa Industries, Inc. 139,536
47,921 Lam Research Corporation 12,356,909
19,090 Lattice Semiconductor
Corporation
a
2,334,325
5,119 Littelfuse, Inc. 2,068,946
693 Lumentum Holdings, Inc.
a
625,308
696 MACOM Technology Solutions
Holdings, Inc.
a
196,001
323 Manhattan Associates, Inc.
a
44,538
2,776 Microchip Technology, Inc. 257,918
16,740 Micron Technology, Inc. 8,657,258
143,892 Microsoft Corporation 58,676,280
5,079 MKS, Inc. 1,441,166
166 MongoDB, Inc.
a
41,638
1,993 Monolithic Power Systems, Inc. 3,217,519
6,939 Motorola Solutions, Inc. 3,046,429
5,564 Napco Security Technologies, Inc. 260,117
1,276 NetApp, Inc. 141,342
30,878 Nokia Oyj ADR 398,635
3,923 Novanta, Inc.
a
508,146
362,080 NVIDIA Corporation 72,260,306

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Information Technology 7.7% - continued
386 NXP Semiconductors NV $ 113,326
916 ON Semiconductor Corporation
a
92,342
5,677 Onto Innovation, Inc.
a
1,675,056
17,881 Oracle Corporation 2,885,815
41,755 Palantir Technologies, Inc.
a
5,808,538
14,915 Pegasystems, Inc. 545,143
2,650 Plexus Corporation
a
664,037
539 PTC, Inc.
a
73,466
373 Q2 Holdings, Inc.
a
18,930
794 Qnity Electronics, Inc. 111,684
62,860 Qualcomm, Inc. 11,288,399
18,067 Rambus, Inc.
a
2,079,692
5,728 Rigetti Computing, Inc.
a
99,954
1,949 Rogers Corporation
a
264,577
238 Roper Industries, Inc. 84,445
112,994 Samsung Electronics Company,
Ltd. 17,015,505
406 SanDisk Corporation/DE
a
445,183
160 Sanmina Corporation
a
34,851
36,113 ServiceNow, Inc.
a
3,189,139
522 ServiceTitan, Inc.
a
31,038
22,305 Shopify, Inc.
a
2,701,805
2,287 SiTime Corporation
a
1,285,637
2,547 Skyworks Solutions, Inc. 178,723
5,475 Snowflake, Inc.
a
747,173
4,215 Sprout Social, Inc.
a
25,290
2,031 Synopsys, Inc.
a
980,161
33,395 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 13,226,424
44,981 TD SYNNEX Corporation 10,263,765
13,981 TE Connectivity plc 2,959,218
300 Teledyne Technologies, Inc.
a
193,755
1,614 Tenable Holdings, Inc.
a
33,716
7,219 Teradyne, Inc. 2,479,510
27,714 Texas Instruments, Inc. 7,789,851
5,205 Trimble, Inc.
a
350,401
12,377 TTM Technologies, Inc.
a
1,958,289
1,953 Tyler Technologies, Inc.
a
666,246
3,873 Unity Software, Inc.
a
102,325
1,235 Varonis Systems, Inc.
a
32,480
571 VeriSign, Inc. 153,405
1,490 ViaSat, Inc.
a
98,206
6,195 Viavi Solutions, Inc.
a
324,618
32,286 Vontier Corporation 1,158,422
1,591 Western Digital Corporation 691,321
127 Workday, Inc.
a
15,545
2,281 Zebra Technologies Corporation
a
516,099
1,035 Zoom Communications, Inc.
a
100,550
563 Zscaler, Inc.
a
73,573
Total 431,876,384
Materials 1.0%
116 Air Products and Chemicals, Inc. 34,806
1,284 Albemarle Corporation 252,563
24,809 Alcoa Corporation 1,582,566
3,453 Amcor plc 131,352
8,578 American Vanguard Corporation
a
24,705
763 AngloGold Ashanti plc 71,516
4,708 AptarGroup, Inc. 582,285
9,628 Ashland, Inc. 512,787
822 Avery Dennison Corporation 134,750
4,397 Avient Corporation 163,041
8,970 Balchem Corporation 1,449,731
3,124 Ball Corporation 190,814
Shares Common Stock  28.9% Value
Materials 1.0% - continued
5,268 Celanese Corporation $ 356,960
43,677 CF Industries Holdings, Inc. 5,424,683
11,724 Cleveland-Cliffs, Inc.
a
119,585
7,165 Coeur Mining, Inc.
a
128,755
2,029 Commercial Metals Company 139,920
1,278 Compass Minerals International,
Inc.
a
34,135
60,220 Constellium SE
a
1,883,682
2,703 Corteva, Inc. 218,970
44,820 Crown Holdings, Inc. 4,406,254
17,991 DuPont de Nemours, Inc. 821,469
26,844 Eastman Chemical Company 1,962,028
15,025 Ecolab, Inc. 3,915,515
40,074 Element Solutions, Inc. 1,706,752
25,743 Freeport-McMoRan, Inc. 1,487,431
9,120 Greif, Inc. 594,989
3,711 Hecla Mining Company 66,872
14,197 Huntsman Corporation 204,011
1,540 Ingevity Corporation
a
117,333
436 International Flavors & Fragrances,
Inc. 30,607
58,651 International Paper Company 1,784,163
1,999 Intrepid Potash, Inc.
a
79,100
81,817 Ivanhoe Mines, Ltd.
a
662,559
1,046 Kaiser Aluminum Corporation 178,270
12,205 Linde plc 6,116,414
10,142 Louisiana-Pacific Corporation 732,151
1,459 Martin Marietta Materials, Inc. 903,223
1,413 Minerals Technologies, Inc. 101,651
10,719 Mosaic Company 249,431
107 NewMarket Corporation 72,291
20,446 Newmont Corporation 2,271,346
35,951 Nucor Corporation 8,099,401
2,327 O-I Glass, Inc.
a
21,199
11,680 Orion SA 87,834
662 Packaging Corporation of America 141,304
3,583 Perimeter Solutions, Inc.
a
108,565
927 PPG Industries, Inc. 100,580
98 Reliance, Inc. 35,525
1,037 Royal Gold, Inc. 242,015
502 Scotts Miracle-Gro Company 31,475
1,545 Sensient Technologies Corporation 175,574
963 Smurfit WestRock plc 36,970
31,871 Solstice Advanced Materials, Inc. 2,611,828
2,143 Sonoco Products Company 107,064
2,019 Steel Dynamics, Inc. 461,665
838 Stepan Company 41,925
Total 54,204,390
Real Estate 0.8%
6,631 Agree Realty Corporation 511,316
3,234 Alpine Income Property Trust, Inc. 60,799
4,754 Americold Realty Trust, Inc. 58,141
9,045 AvalonBay Communities, Inc. 1,655,235
10,759 Brixmor Property Group, Inc. 323,738
1,241 Broadstone Net Lease, Inc. 24,572
2,125 CareTrust REIT, Inc. 83,831
39,438 CBRE Group, Inc.
a
5,628,986
641 CoStar Group, Inc.
a
22,185
13,995 Cousins Properties, Inc. 358,412
80,184 Crown Castle, Inc. 7,118,735
4,822 Curbline Properties Corporation 133,087
1,766 Cushman & Wakefield, Ltd.
a
24,795
1,640 Digital Realty Trust, Inc. 329,542

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  28.9% Value
Real Estate 0.8% - continued
11,340 Easterly Government Properties,
Inc. $ 265,469
21,473 EPR Properties 1,198,408
7,819 Equity Lifestyle Properties, Inc. 494,864
112,840 Essential Properties Realty Trust,
Inc. 3,546,561
163 Essex Property Trust, Inc. 42,903
1,244 Extra Space Storage, Inc. 178,302
830 Federal Realty Investment Trust 92,047
32,916 Fermi, Inc.
a,b
168,859
7,056 First Industrial Realty Trust, Inc. 437,543
858 FrontView REIT, Inc. 15,187
4,234 Gaming and Leisure Properties,
Inc. 205,180
8,880 Getty Realty Corporation 294,106
235,204 Healthcare Realty Trust, Inc. 4,398,315
83,606 Host Hotels & Resorts, Inc. 1,766,595
565 Howard Hughes Holdings, Inc.
a
35,182
5,784 Independence Realty Trust, Inc. 94,337
44,821 Industrial Logistics Properties Trust 333,020
16,340 Innovative Industrial Properties,
Inc. 886,445
9,407 InvenTrust Properties Corporation 302,153
2,319 Iron Mountain, Inc. 292,171
11,670 Jones Lang LaSalle, Inc.
a
3,712,577
2,079 Kimco Realty Corporation 49,148
152 Lamar Advertising Company 20,952
1,527 Macerich Company 33,182
52,756 Medical Properties Trust, Inc. 260,615
78,829 Millrose Properties, Inc. 2,417,685
287 National Health Investors, Inc. 22,073
4,591 NET Lease Office Properties 59,958
29,740 NetSTREIT Corporation 611,752
1,187 NNN REIT, Inc. 51,979
512 Omega Healthcare Investors, Inc. 24,049
17,313 Outfront Media, Inc. 534,106
15,515 Park Hotels & Resorts, Inc. 177,957
4,816 Piedmont Realty Trust, Inc.
a
40,262
2,281 Postal Realty Trust, Inc. 49,908
1,155 Realty Income Corporation 74,197
834 Regency Centers Corporation 64,927
15,831 RLJ Lodging Trust 130,447
354 Ryman Hospitality Properties 37,202
49,735 Sabra Health Care REIT, Inc. 1,027,525
20,793 Safehold, Inc. 333,104
815 Simon Property Group, Inc. 166,024
6,121 STAG Industrial, Inc. 236,148
98,684 Tanger, Inc. 3,659,203
21,998 Terreno Realty Corporation 1,434,270
1,222 Ventas, Inc. 107,365
2,754 VICI Properties, Inc. 80,417
6,564 Xenia Hotels & Resorts, Inc. 106,796
3,657 Zillow Group, Inc., Class C
a
162,371
Total 47,067,220
Utilities 1.0%
2,570 Alliant Energy Corporation 188,715
5,443 American States Water Company 409,803
756 American Water Works Company,
Inc. 97,086
2,498 Artesian Resources Corporation 78,212
8,453 Avista Corporation 347,418
3,098 Black Hills Corporation 233,248
2,924 California Water Service Group 123,510
4,413 CenterPoint Energy, Inc. 192,627
Shares Common Stock  28.9% Value
Utilities 1.0% - continued
6,637 Clearway Energy, Inc., Class A $ 268,334
8,075 Clearway Energy, Inc., Class C 325,907
492 Consolidated Edison, Inc. 54,853
26,098 Constellation Energy Corporation 8,168,674
202 DTE Energy Company 30,641
62,353 Duke Energy Corporation 8,077,831
74,616 Edison International 5,185,066
84,557 Entergy Corporation 9,970,116
47,408 Evergy, Inc. 3,927,279
8,079 Eversource Energy 571,185
4,849 Exelon Corporation 223,006
3,649 FirstEnergy Corporation 173,401
3,669 H2O America
b
206,161
1,118 Middlesex Water Company 56,884
887 National Fuel Gas Company 74,845
7,019 New Jersey Resources
Corporation 395,240
4,016 NiSource, Inc. 193,893
952 OGE Energy Corporation 46,458
1,819 Otter Tail Corporation 162,328
88,157 PG&E Corporation 1,465,169
11,781 Pinnacle West Capital Corporation 1,221,925
73,795 Portland General Electric
Company 3,832,174
5,848 Spire, Inc. 533,221
127,065 UGI Corporation 4,585,776
3,616 Unitil Corporation 189,695
37,832 Vistra Energy Corporation 5,971,403
4,196 XPLR Infrastructure, LP
a
43,429
253 York Water Company 7,342
Total 57,632,855
Total Common Stock
(cost $1,233,282,072) 1,626,044,715
Principal
Amount Long-Term Fixed Income 5. 7 % Value
Asset-Backed Securities 0.1%
522 Funding CLO, Ltd.
$ 525,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
c,d
516,722
Access Group, Inc.
10,394
4.260%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
10,373
ALLO Issuer, LLC
625,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
629,133
Balboa Bay Loan Funding, Ltd.
750,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
740,592
425,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
424,401
Barings CLO, Ltd.
550,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
c,d
546,905
Battalion CLO XIV, Ltd.
350,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
c,d
348,252

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Asset-Backed Securities 0.1% - continued
CarVal CLO I, Ltd.
$ 400,000
5.530%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
$ 401,038
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
313,135
Commonbond Student Loan Trust
8,444
4.269%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
8,376
Foundation Finance Trust
96,072
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
91,691
Hertz Vehicle Financing III, LLC
325,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
326,391
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
480,759
Laurel Road Prime Student Loan
Trust
77,852
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
c,d
74,808
LCM 41, Ltd.
250,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
245,848
Lightpath Fiber Issuer, LLC
625,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
c
626,500
National Collegiate Trust
60,969
4.088%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
59,784
Palmer Square Loan Funding, Ltd.
300,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
297,907
RR 28, Ltd.
775,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
c,d
776,530
Sunnova Hestia II Issuer, LLC
533,201
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,e
513,363
Trinitas CLO, Ltd.
800,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
c,d
800,054
Total 8,232,562
Collateralized Mortgage Obligations 0.6%
A&D Mortgage Trust
237,083
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,f
238,773
Banc of America Alternative Loan
Trust
9,379
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,471
Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations 0.6% -
continued
BINOM Securitization Trust
$ 169,632
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
$ 157,161
Builder Circle Mortgage Trust
650,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
c,g
649,990
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
c,f
503,695
Chase Home Lending Mortgage
Trust
475,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
c,d
475,282
CHNGE Mortgage Trust
119,376
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,f
119,228
Citicorp Mortgage Securities, Inc.
215,530
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 198,934
Citigroup Mortgage Loan Trust,
Inc.
1,634
6.202%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,668
COLT Mortgage Loan Trust
533,061
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
482,863
Countrywide Alternative Loan Trust
48,382
4.129%,  10/25/2035, Ser.
2005-43, Class 4A1
d
42,130
270,408
7.000%,  10/25/2037, Ser.
2007-24, Class A10 84,993
Cross Mortgage Trust
591,284
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
c,f
586,685
CSMC Trust
228,568
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
198,433
Federal Home Loan Mortgage
Corporation - REMIC
522,474
4.000%,  1/25/2051, Ser.
5249, Class LA 516,327
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 440,821
825,000
5.250%,  2/25/2055, Ser.
5508, Class AY 822,172
450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 446,533
573,144
7.645%,  (SOFR30A +
4.000%), 5/25/2026, Ser.
5567, Class MB
d
590,041
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 882,485
891,886
5.000%,  9/25/2054, Ser.
5473, Class HL 888,860
1,334,597
2.000%,  12/25/2050, Ser.
5051, Class WI
h
174,116
50,163
3.000%,  2/15/2033, Ser.
4170, Class IG
h
2,830
182,868
3.000%,  3/15/2033, Ser.
4180, Class PI
h
13,137
457,019
4.500%,  10/15/2033, Ser.
2695, Class BH 457,798

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations 0.6% -
continued
$ 600,000
2.500%,  12/15/2048, Ser.
5094, Class BC $ 502,195
Federal Home Loan Mortgage
Corporation - SLST
500,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
e
431,149
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 591,661
525,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 512,110
576,163
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 553,782
408,367
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 343,544
935,098
2.000%,  12/25/2050, Ser.
2020-89, Class IM
h
124,560
71,448
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
919
Flagstar Mortgage Trust
704,780
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
c,d
583,867
224,639
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
203,468
GCAT Trust
280,130
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
256,917
492,067
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
497,698
GS Mortgage-Backed Securities
Trust
684,546
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
c,f
678,878
517,779
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
447,692
825,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
821,726
GSAA Home Equity Trust
954,703
4.025%,  8/25/2034, Ser.
2004-10, Class M2
d
909,292
HOMES Trust
475,000
6.952%,  1/25/2068, Ser.
2023-NQM1, Class M1
c,d
473,644
HTAP Issuer Trust
341,569
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
338,979
649,490
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
647,238
J.P. Morgan Mortgage Trust
472,406
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
391,371
450,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
c,d
447,048
336,215
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
289,591
346,528
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
c,f
343,216
375,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
c,d
361,962
Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations 0.6% -
continued
Mello Mortgage Capital
Acceptance
$ 481,183
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
$ 396,501
Merrill Lynch Alternative Note
Asset Trust
77,184
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 23,188
MFA Trust
285,144
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c,f
285,572
Morgan Stanley Residential
Mortgage Loan Trust
650,000
7.343%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
652,612
New Residential Mortgage Loan
Trust
932,135
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
772,216
300,225
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
c,f
297,470
OBX Trust
350,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
332,571
Palisades Mortgage Loan Trust
79,370
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
79,343
PMT Loan Trust
700,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
705,291
775,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
768,861
Point Securitization Trust
623,656
5.750%,  9/25/2055, Ser.
2025-2, Class A1
c
618,836
PRET Trust
337,459
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,f
327,583
PRET, LLC
513,026
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
c,f
509,331
270,523
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,f
270,850
Provident Funding Mortgage Trust
800,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
c,d
764,441
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,f
314,472
335,514
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,f
334,448
430,861
5.729%,  7/25/2030, Ser.
2025-5, Class A1
c,f
429,968
RCO IX Mortgage, LLC
405,569
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,f
405,942
Residential Accredit Loans, Inc.
Trust
82,863
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 74,136

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Collateralized Mortgage Obligations 0.6% -
continued
Residential Funding Mortgage
Security I Trust
$ 16,270
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 13,270
Saluda Grade Alternative
Mortgage Trust
451,535
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,f
451,461
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,f
452,560
Santander Mortgage Asset
Receivable Trust
448,576
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
c,d
447,462
Sequoia Mortgage Trust
850,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
c,d
801,863
416,972
5.500%,  8/25/2055, Ser.
2025-7, Class A8
c,d
411,928
750,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
c,d
715,576
66,832
3.471%,  9/20/2046, Ser.
2007-1, Class 4A1
d
43,616
SG Residential Mortgage Trust
715,462
4.985%,  1/25/2066, Ser.
2026-1, Class A2
c,f
708,097
Toorak Mortgage Trust
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,f
351,271
TRK Trust
267,385
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
243,026
Unlock HEA Trust
279,171
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
278,380
396,537
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
395,661
Verus Securitization Trust
160,424
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
143,195
VOLT CVI, LLC
273,576
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c
273,930
Vontive Mortgage Trust
650,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,f
657,178
Total 34,488,039
Commercial Mortgage-Backed Securities 0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
471,083
BANK
2,714,504
0.521%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
55,773
2,988,084
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,h
136,095
BANK5
525,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
d
539,887
Principal
Amount Long-Term Fixed Income  5.7% Value
Commercial Mortgage-Backed Securities 0.1%
- continued
BBCMS Mortgage Trust
$ 3,963,267
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
$ 233,316
2,566,366
1.125%,  12/15/2058, Ser.
2025-C39, Class XA
d,h
174,372
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,565,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
e
4,688,241
1,775,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
d,e
1,767,352
Home Partners of America Trust
458,775
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
416,457
Total 8,482,576
Financials < 0.1%
CHL Mortgage Pass-Through Trust
603,285
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 242,528
Countrywide Home Loan
Mortgage Pass Through Trust
23,137
4.782%,  11/25/2035, Ser.
2005-22, Class 2A1
d
19,266
Countrywide Home Loans, Inc.
74,838
5.750%,  4/25/2037, Ser.
2007-3, Class A27 31,468
Total 293,262
Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
287,566 5.500%,  12/1/2038 296,572
2,991,367 5.500%,  2/1/2040 3,073,060
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,636,076 2.000%,  1/1/2052 1,329,726
610,483 6.000%,  1/1/2055 639,729
1,102,732 4.500%,  2/1/2056 1,068,848
4,618,315 2.500%,  4/1/2052 3,954,874
862,413 2.000%,  5/1/2051 700,934
2,837,715 2.500%,  5/1/2051 2,410,784
1,888,185 4.000%,  5/1/2052 1,788,674
869,173 5.000%,  7/1/2053 865,914
368,098 5.500%,  7/1/2053 374,123
1,092,951 3.500%,  8/1/2052 1,002,672
948,401 5.000%,  8/1/2053 947,850
3,084,228 5.500%,  9/1/2053 3,163,877
2,652,941 5.500%,  9/1/2055 2,691,974
1,923,796 5.500%,  9/1/2055 1,953,111
912,404 3.500%,  9/1/2047 848,309
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
597,867 2.500%,  7/1/2030 579,436

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  5.7% Value
Mortgage-Backed Securities 2.3% - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 200,256 5.500%,  9/1/2039 $ 207,143
6,750,000 4.500%,  5/1/2041
g
6,697,008
3,750,000 5.000%,  5/1/2041
g
3,777,166
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
999,612 3.000%,  12/1/2036 946,950
830,437 3.000%,  8/1/2038 788,435
1,305,813 3.500%,  5/1/2040 1,241,318
1,610,213 2.500%,  4/1/2042 1,444,007
423,460 2.000%,  5/1/2042 372,866
578,921 5.000%,  10/1/2045 575,346
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,162,830 3.000%,  1/1/2052 2,794,860
399,044 2.000%,  2/1/2051 324,326
582,597 2.000%,  2/1/2051 473,510
1,919,588 2.500%,  2/1/2051 1,642,675
1,791,343 5.500%,  2/1/2055 1,825,353
6,063,754 2.000%,  3/1/2051 4,890,188
2,189,138 4.000%,  3/1/2051 2,079,906
361,358 2.000%,  3/1/2052 294,568
3,499,960 3.000%,  3/1/2052 3,094,494
4,404,073 2.000%,  4/1/2051 3,556,417
482,996 3.000%,  4/1/2051 423,843
1,665,450 5.500%,  4/1/2054 1,705,846
2,154,049 3.000%,  5/1/2050 1,891,568
716,880 2.000%,  5/1/2051 579,617
1,949,852 3.000%,  5/1/2051 1,748,482
633,868 3.500%,  5/1/2052 582,829
2,281,139 2.000%,  6/1/2050 1,846,708
1,267,868 3.000%,  6/1/2050 1,141,374
568,201 4.000%,  6/1/2052 535,209
664,895 5.000%,  6/1/2053 662,920
3,162,367 2.500%,  7/1/2051 2,708,686
839,032 3.500%,  7/1/2051 772,479
502,978 3.000%,  7/1/2052 448,048
913,911 4.000%,  7/1/2052 861,014
1,095,898 3.500%,  8/1/2050 1,012,578
1,791,125 3.500%,  8/1/2052 1,632,720
3,340,492 4.500%,  8/1/2052 3,230,247
4,026,631 4.500%,  8/1/2052
g
3,895,557
1,267,181 5.000%,  8/1/2053 1,263,027
2,750,167 6.000%,  8/1/2054 2,888,585
457,145 2.500%,  9/1/2051 391,280
1,150,037 3.500%,  9/1/2052 1,058,718
518,685 3.500%,  9/1/2052 476,356
978,411 5.000%,  9/1/2052 972,022
1,018,920 4.500%,  9/1/2053 989,283
1,745,296 4.500%,  9/1/2053 1,690,576
3,232,355 4.000%,  10/1/2052 3,059,089
703,689 2.000%,  11/1/2051 571,911
661,986 3.500%,  11/1/2052 611,035
2,894,200 2.000%,  12/1/2050 2,353,353
4,528,908 2.500%,  12/1/2051 3,866,726
1,953,813 4.500%,  12/1/2052 1,897,661
1,095,777 3.500%,  12/1/2047 1,020,509
2,500,000 4.000%,  5/1/2049
g
2,344,239
6,350,000 5.000%,  5/1/2049
g
6,255,323
Principal
Amount Long-Term Fixed Income  5.7% Value
Mortgage-Backed Securities 2.3% - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 3,736,639 2.500%,  3/1/2062 $ 3,060,217
715,258 3.500%,  7/1/2061 643,218
1,674,250 4.000%,  12/1/2061 1,550,793
Total 127,360,649
U.S. Government & Agencies 2.6%
U.S. Treasury Bonds
4,000,000 4.750%,  2/15/2056 3,851,250
13,300,000 4.750%,  8/15/2055 12,795,016
300,000 1.625%,  11/15/2050 154,617
1,500,000 4.750%,  11/15/2053 1,440,352
1,510,000 5.250%,  11/15/2028 1,559,016
1,175,000 4.375%,  5/15/2040 1,133,141
6,780,000 3.000%,  5/15/2042 5,361,232
12,618,000 2.500%,  5/15/2046 8,583,690
10,050,000 2.875%,  5/15/2049 7,064,836
U.S. Treasury Notes
5,100,000 3.500%,  9/30/2026 5,094,696
5,000,000 0.500%,  4/30/2027 4,840,625
1,500,000 3.875%,  5/31/2027 1,501,113
1,000,000 3.625%,  8/31/2027 997,070
10,000,000 3.500%,  9/30/2027 9,950,391
4,485,000 2.250%,  11/15/2027 4,376,554
5,600,000 3.875%,  12/31/2027 5,598,687
9,100,000 3.500%,  1/31/2028 9,040,637
3,000,000 3.625%,  3/31/2028 2,985,234
7,300,000 2.875%,  5/15/2028 7,154,855
1,600,000 3.750%,  12/31/2028 1,593,438
5,100,000 3.500%,  9/30/2029 5,027,883
19,311,000 4.000%,  3/31/2030 19,329,104
11,500,000 3.625%,  9/30/2030 11,325,703
1,000,000 3.625%,  10/31/2030 984,492
2,000,000 3.750%,  1/31/2031 1,977,188
4,680,000 1.375%,  11/15/2031 4,051,673
1,175,000 4.125%,  11/15/2032 1,171,190
3,200,000 4.500%,  11/15/2033 3,251,625
2,700,000 4.000%,  11/15/2035 2,620,266
Total 144,815,574
Total Long-Term Fixed Income
(cost $338,316,178) 323,672,662
Shares
i
Private Equity Funds 1.9% Value
Secondary  1.9%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,j
16,930,726
__ ASF IX, LP
*,a,j
14,521,073
__ ASF VIII Sidecar (Cayman), LP
*,a,j
3,640,545
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,j
15,327,349
__ LCP X (Offshore), LP
*,a,j
27,552,110
__ StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,j
29,308,297
Total 107,280,100
Total Private Equity Funds
(cost $78,669,392) 107,280,100

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned < 0 . 1% Value
403,625 Thrivent Cash Management Trust $ 403,625
Total Collateral Held for
Securities Loaned
(cost $403,625) 403,625
Shares or
Principal
Amount Short-Term Investments 12.5% Value
Federal Home Loan Bank Discount
Notes
2,700,000 3.605%, 5/8/2026
k,l
2,697,846
1,300,000 3.595%, 5/27/2026
k,l
1,296,500
6,800,000 3.600%, 5/29/2026
k,l
6,780,335
600,000 3.610%, 6/3/2026
k,l
597,960
700,000 3.639%, 6/5/2026
k,l
697,480
400,000 3.610%, 6/10/2026
k,l
398,360
5,500,000 3.626%, 6/17/2026
k,l
5,473,600
1,200,000 3.590%, 6/18/2026
k,l
1,194,120
5,600,000 3.629%, 6/22/2026
k,l
5,570,320
500,000 3.635%, 6/24/2026
k,l
497,250
200,000 3.620%, 7/6/2026
k,l
198,662
5,700,000 3.601%, 7/15/2026
k,l
5,656,740
2,900,000 3.620%, 7/17/2026
k,l
2,877,411
7,200,000 3.590%, 7/22/2026
k,l
7,140,323
Federal Home Loan Mortgage
Corporation Discount Notes
7,000,000 3.600%, 7/20/2026
k,l
6,943,379
Federal National Mortgage
Association Discount Notes
8,800,000 3.595%, 6/1/2026
k,l
8,771,840
State Street Institutional U.S.
Government Money Market
Fund
235,522,138 3.596%
k
235,522,138
Thrivent Core Short-Term Reserve
Fund
40,368,758 3.980% 403,687,578
U.S. Treasury Bills
600,000 3.596%, 5/5/2026
k
599,764
700,000 3.631%, 5/19/2026
k
698,743
1,100,000 3.620%, 5/28/2026
k,m
1,097,055
300,000 3.593%, 6/4/2026
k
298,981
2,100,000 3.606%, 6/11/2026
k,m
2,091,390
1,100,000 3.620%, 7/2/2026
k,m
1,093,161
Total Short-Term Investments
(cost $701,766,757) 701,880,936
Total Investments (cost
$4,208,040,976) 100.3% $5,650,302,165
Other Assets and Liabilities, Net
(0.3%) (16,609,633)
Total Net Assets 100.0% $5,633,692,532
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $33,913,403 or 0.6% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of April 30, 2026
was $107,280,100 or 1.90% of total net assets. The following table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,156,172
ASF IX, LP  3/18/2024 11,257,096
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,875,273
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 11,130,000
LCP X (Offshore), LP  10/25/2023 18,378,269
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 21,872,582

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 392,807
Total lending $392,807
Gross amount payable upon return of
collateral for securities loaned $403,625
Net amounts due to counterparty $10,818
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,483,744,810
Gross unrealized depreciation (83,760,429)
Net unrealized appreciation (depreciation) $1,399,984,381
Cost for federal income tax purposes $4,263,912,380

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,528,736,360 2,528,736,360 – –
U.S. Unaffiliated 29,278,801 29,278,801 – –
Common Stock
Communications Services 139,583,037 136,792,071 2,790,966 –
Consumer Discretionary 155,501,230 155,501,230 – –
Consumer Staples 52,510,641 52,510,641 – –
Energy 80,987,501 80,987,501 – –
Financials 234,288,655 234,288,655 – –
Health Care 159,536,003 159,536,003 – –
Industrials 212,856,799 212,374,478 482,321 –
Information Technology 431,876,384 414,860,879 17,015,505 –
Materials 54,204,390 53,541,831 662,559 –
Real Estate 47,067,220 47,067,220 – –
Utilities 57,632,855 57,632,855 – –
Long-Term Fixed Income
Asset-Backed Securities 8,232,562 – 8,232,562 –
Collateralized Mortgage Obligations 34,488,039 – 34,488,039 –
Commercial Mortgage-Backed Securities 8,482,576 – 8,482,576 –
Financials 293,262 – 293,262 –
Mortgage-Backed Securities 127,360,649 – 127,360,649 –
U.S. Government & Agencies 144,815,574 – 144,815,574 –
Private Equity Funds
Secondary 107,280,100 – – 107,280,100
Short-Term Investments 298,193,358 235,522,138 62,671,220 –
Subtotal Investments in Securities $4,913,205,996 $4,398,630,663 $407,295,233 $107,280,100
Other Investments  * Total
Affiliated Short-Term Investments 403,687,578
U.S. Affiliated Registered Investment Cos. 333,004,966
Collateral Held for Securities Loaned 403,625
Subtotal Other Investments $737,096,169
Total Investments at Value $5,650,302,165
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 42,758,060 42,758,060 – –
Credit Default Swaps 632,737 – 632,737 –
Total Asset Derivatives $43,390,797 $42,758,060 $632,737 $–
Liability Derivatives
Futures Contracts 29,796,201 28,148,359 1,647,842 –
Total Liability Derivatives $29,796,201 $28,148,359 $1,647,842 $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of
Level 3 @
Ending Value
04/30/2026
Private Equity Funds
 Secondary $89,473,302 $-  $9,007,418 $11,148,904 ($2,349,524)  $-  $- $107,280,100
Total  $89,473,302 $-  $9,007,418 $11,148,904 ($2,349,524)  $- $- $107,280,100
 Investments in Securities
Ending
Value  04/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $107,280,100
Adjusted reported investment
of net asset value   Fair Value adjustment ** N/A
Total  $107,280,100
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling
$57,317,126 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 435 June 2026 $ 49,108,586 ( $ 1,000,304)
CBOT 2-Yr. U.S. Treasury Note 513 June 2026 107,038,602 (783,477)
CBOT 5-Yr. U.S. Treasury Note 726 June 2026 79,544,622 (1,255,729)
CBOT U.S. Long Bond 206 June 2026 24,098,869 (853,056)
CME E-mini Russell 2000 Index 19 June 2026 2,371,886 295,524
CME E-mini S&P 500 Index 1,278 June 2026 429,727,799 33,147,826
CME E-mini S&P Mid-Cap 400 Index 4 June 2026 1,345,933 114,547
CME Ultra Long Term U.S. Treasury Bond 219 June 2026 26,246,300 (1,054,457)
ICE mini MSCI EAFE Index 1,237 June 2026 179,201,122 9,200,163
Ultra 10-Yr. U.S. Treasury Note 220 June 2026 25,422,467 (593,404)
Total Futures Long Contracts $ 924,106,186 $ 37,217,633
CME E-mini Russell 2000 Index (351) June 2026 ( $ 43,993,821) ( $ 5,283,069)
CME E-mini S&P Mid-Cap 400 Index (429) June 2026 (144,468,714) (12,167,766)
Eurex Euro STOXX 50 Index (777) June 2026 (51,681,767) (1,647,842)
ICE US mini MSCI Emerging Markets Index (611) June 2026 (44,767,713) (5,157,097)
Total Futures Short Contracts ( $ 284,912,015) ($24,255,774)
Total Futures Contracts $ 639,194,171 $12,961,859

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's credit default swap contracts held as of April 30, 2026. Investments totaling
$1,989,756 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 20,540,000) $ – $ 632,737 $ 632,737
Total Credit Default Swaps $– $632,737 $632,737
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 42,758,060
Total Equity Contracts 42,758,060
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 632,737
Total Credit Contracts 632,737
Total Asset Derivatives $43,390,797
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 24,255,774
Total Equity Contracts 24,255,774
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,540,427
Total Interest Rate Contracts 5,540,427
Total Liability Derivatives $29,796,201
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,740,201
Total Interest Rate Contracts 1,740,201
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (7,989,883)
Total Return Swaps Net realized gains/(losses) on Swap agreements 104,791
Total Equity Contracts (7,885,092)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 264,422
Total Foreign Exchange Contracts 264,422
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (251,305)
Total Credit Contracts (251,305)
Total ($6,131,774)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,213,381)
Total Equity Contracts (3,213,381)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,936,245)
Total Interest Rate Contracts (6,936,245)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 695,684
Total Credit Contracts 695,684
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (709,225)
Total Foreign Exchange Contracts (709,225)
Total (10,163,167)
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30,
2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $670,107,399
Futures - Short (353,360,694)
Total Return Swaps - Long 25,221,102
Interest Rate Contracts
Futures - Long 298,870,077
Foreign Exchange Contracts
Futures - Short (10,893,647)
Credit Contracts
Credit Default Swaps - Sell Protection 1,457,492

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $36,902 $1,018 $2,890 $35,208 3,978 0.6%
Core Emerging Markets Equity 93,937 3,045 – 111,281 7,954 2.0
Core High Yield Bond – 48,989 – 49,173 2,477 0.9
Core International Equity 164,656 14,256 – 186,516 13,982 3.3
Core Investment Grade Corporate Bond – 83,575 – 83,283 4,240 1.5
Global Stock, Class S 270,917 27,951 – 294,049 9,395 5.2
High Yield, Class S 27,135 841 – 27,799 1,630 0.5
Income, Class S 72,883 1,668 585 72,687 4,435 1.3
International Equity, Class S 360,404 24,583 – 409,129 29,647 7.3
Large Cap Growth, Class S 634,207 18,757 – 627,426 25,289 11.1
Large Cap Value, Class S 482,993 26,207 – 545,334 15,254 9.7
Mid Cap Stock, Class S 188,461 21,438 – 212,856 5,714 3.8
Mid Cap Value ETF
1
– 40,727 – 45,570 2,675 0.8
Short-Term Bond, Class S 41,838 902 235 42,235 3,379 0.7
Small Cap Stock, Class S 80,370 1,919 – 89,687 2,571 1.6
Small Cap Value ETF
2
24,701 2,923 0 29,509 962 0.5
Total Affiliated Registered Investment
Companies 2,479,404 2,861,742 50.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 486,525 54,090 136,940 403,688 40,369 7.2
Total Affiliated Short-Term Investments 486,525 403,688 7.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,478 208,945 214,019 404 404 <0.1
Total Collateral Held for Securities Loaned 5,478 404 <0.1
Total Value $2,971,407 $3,265,834
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(360) $538 $– $1,018
Core Emerging Markets Equity – 14,299 – 3,044
Core High Yield Bond – 184 – 385
Core International Equity – 7,604 8,563 5,693
Core Investment Grade Corporate Bond – (292) – 485
Global Stock, Class S – (4,819) 23,475 4,476
High Yield, Class S – (177) – 841
Income, Class S (91) (1,188) – 1,667
International Equity, Class S – 24,142 14,434 10,149
Large Cap Growth, Class S – (25,538) 18,758 –
Large Cap Value, Class S – 36,134 20,059 6,149
Mid Cap Stock, Class S – 2,957 20,528 910
Mid Cap Value ETF
1
– 4,843 – 48
Short-Term Bond, Class S (1) (269) – 904
Small Cap Stock, Class S – 7,398 1,590 329
Small Cap Value ETF
2
(0) 1,885 2,366 629
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 13 – – 8,830
Total Income/Non Income Cash from Affiliated Investments $45,557
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total $(439) $67,701 $109,773
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   50.8% Value
U.S. Affiliated   50.5%
3,591,926 Thrivent Core Emerging Markets
Debt Fund $ 31,788,549
965,878 Thrivent Core Emerging Markets
Equity Fund 13,512,638
2,224,480 Thrivent Core High Yield Bond
Fund 44,155,932
1,677,644 Thrivent Core International Equity
Fund 22,379,774
3,820,969 Thrivent Core Investment Grade
Corporate Bond Fund 75,043,838
95,387 Thrivent Global Stock Fund, Class
S 2,985,610
1,474,302 Thrivent High Yield Fund, Class S 25,136,851
4,006,047 Thrivent Income Fund, Class S 65,659,114
2,588,345 Thrivent International Equity Fund,
Class S 35,719,162
3,540,146 Thrivent Large Cap Growth Fund,
Class S 87,831,027
4,078,223 Thrivent Large Cap Value Fund,
Class S 145,796,484
405,746 Thrivent Mid Cap Stock Fund,
Class S 15,114,052
90,157 Thrivent Mid Cap Value ETF 1,535,734
3,051,155 Thrivent Short-Term Bond Fund,
Class S 38,139,438
140,889 Thrivent Small Cap Stock Fund,
Class S 4,914,203
68,050 Thrivent Small Cap Value ETF 2,087,529
Total 611,799,935
U.S. Unaffiliated   0.3%
1,762 Invesco QQQ Trust Series 1 1,176,558
535 iShares Biotechnology ETF 90,249
99 iShares Semiconductor ETF 45,682
3,782 State Street SPDR S&P 500 ETF
Trust 2,717,972
405 State Street SPDR S&P Biotech
ETF 53,189
228 State Street SPDR S&P Software &
Services ETF 34,492
122 VanEck Semiconductor ETF 61,820
Total 4,179,962
Total Registered Investment
Companies (cost $447,112,472) 615,979,897
Principal
Amount Long-Term Fixed Income 24.1 % Value
Asset-Backed Securities 0.6%
522 Funding CLO, Ltd.
$ 475,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
467,510
Access Group, Inc.
15,591
4.260%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
15,559
ALLO Issuer, LLC
550,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
553,637
Principal
Amount Long-Term Fixed Income  24.1% Value
Asset-Backed Securities 0.6% - continued
Balboa Bay Loan Funding, Ltd.
$ 500,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
$ 493,728
375,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
374,472
Barings CLO, Ltd.
500,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
497,186
Battalion CLO XIV, Ltd.
325,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
323,377
CarVal CLO I, Ltd.
400,000
5.530%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
401,038
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
290,769
Commonbond Student Loan Trust
9,851
4.269%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
9,772
Foundation Finance Trust
78,604
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
75,020
Hertz Vehicle Financing III, LLC
300,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
301,284
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
480,760
Laurel Road Prime Student Loan
Trust
111,217
Zero Coupon,  11/25/2043,
Ser. 2018-D, Class A
a,b
106,868
LCM 41, Ltd.
200,000
5.673%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
a,b
196,678
Lightpath Fiber Issuer, LLC
550,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
551,320
National Collegiate Trust
45,727
4.088%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
44,838
Oak Street Investment
306,231
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
277,904
Palmer Square Loan Funding, Ltd.
275,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
273,081
RR 28, Ltd.
700,000
5.331%,  (TSFR3M +
1.650%), 4/15/2041, Ser.
2024-28RA, Class A2R2
a,b
701,382

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.1% Value
Asset-Backed Securities 0.6% - continued
Sunnova Hestia II Issuer, LLC
$ 488,768
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
$ 470,583
Trinitas CLO, Ltd.
725,000
5.367%,  (TSFR3M +
1.700%), 4/25/2039, Ser.
2024-28A, Class BR
a,b
725,049
Total 7,631,815
Collateralized Mortgage Obligations 2.7%
A&D Mortgage Trust
237,083
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
238,773
Alternative Loan Trust
110,665
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 55,061
BINOM Securitization Trust
159,030
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
147,338
Builder Circle Mortgage Trust
575,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a,e
574,991
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
503,695
Chase Home Lending Mortgage
Trust
425,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
a,b
425,253
CHNGE Mortgage Trust
119,376
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
119,228
Citicorp Mortgage Securities, Inc.
163,803
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 151,190
COLT Mortgage Loan Trust
484,601
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
438,966
Countrywide Alternative Loan Trust
111,884
4.129%,  10/25/2035, Ser.
2005-43, Class 4A1
b
97,426
372,836
7.000%,  10/25/2037, Ser.
2007-24, Class A10 117,187
Cross Mortgage Trust
517,374
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
513,350
CSMC Trust
228,568
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
198,433
Federal Home Loan Mortgage
Corporation - REMIC
686,680
4.000%,  1/25/2051, Ser.
5249, Class LA 678,601
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 391,841
750,000
5.250%,  2/25/2055, Ser.
5508, Class AY 747,429
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 396,919
534,935
7.645%,  (SOFR30A +
4.000%), 5/25/2026, Ser.
5567, Class MB
b
550,705
Principal
Amount Long-Term Fixed Income  24.1% Value
Collateralized Mortgage Obligations 2.7% -
continued
$ 800,000
5.000%,  8/25/2055, Ser.
5569, Class BY $ 784,431
891,886
5.000%,  9/25/2054, Ser.
5473, Class HL 888,860
1,207,956
2.000%,  12/25/2050, Ser.
5051, Class WI
f
157,594
117,047
3.000%,  2/15/2033, Ser.
4170, Class IG
f
6,603
141,867
3.000%,  3/15/2033, Ser.
4180, Class PI
f
10,191
508,369
4.500%,  10/15/2033, Ser.
2695, Class BH 509,236
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 544,044
Federal Home Loan Mortgage
Corporation - SLST
450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
388,034
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 542,356
519,065
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 498,903
475,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 463,338
408,366
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 343,544
846,041
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
112,697
59,540
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
766
Flagstar Mortgage Trust
640,090
2.500%,  9/25/2051, Ser.
2021-8INV, Class A3
a,b
530,275
196,559
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
178,035
GCAT Trust
260,121
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
238,566
459,262
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
464,518
GS Mortgage-Backed Securities
Trust
586,754
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,d
581,896
536,271
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
463,681
750,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
a,b
747,024
GSAA Home Equity Trust
882,145
4.025%,  8/25/2034, Ser.
2004-10, Class M2
b
840,186
GSR Mortgage Loan Trust
264,411
5.273%,  9/25/2034, Ser.
2004-11, Class 2A2
b
258,710
HOMES Trust
425,000
6.952%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
423,787
HTAP Issuer Trust
320,221
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
317,793

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.1% Value
Collateralized Mortgage Obligations 2.7% -
continued
$ 582,302
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
$ 580,283
J.P. Morgan Mortgage Trust
399,728
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
331,160
400,000
5.500%,  3/25/2056, Ser.
2025-9, Class A8
a,b
397,376
302,594
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
260,632
305,760
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,d
302,838
340,000
5.000%,  7/25/2056, Ser.
2026-1, Class A5A
a,b
328,179
Mello Mortgage Capital
Acceptance
445,540
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
367,131
Merrill Lynch Alternative Note
Asset Trust
77,184
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 23,188
MFA Trust
285,144
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,d
285,572
Morgan Stanley Residential
Mortgage Loan Trust
575,000
7.343%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
577,310
New Residential Mortgage Loan
Trust
863,087
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
715,014
271,632
5.078%,  11/25/2065, Ser.
2026-NQM1, Class A2
a,d
269,139
OBX Trust
350,000
4.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
332,571
Palisades Mortgage Loan Trust
72,567
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
72,542
PMT Loan Trust
650,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
654,913
700,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
694,455
Point Securitization Trust
573,764
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
569,329
PRET Trust
292,464
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
283,905
PRET, LLC
464,628
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d
461,281
249,714
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
250,015
Provident Funding Mortgage Trust
725,000
5.000%,  12/25/2055, Ser.
2025-6, Class A10
a,b
692,774
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
314,471
Principal
Amount Long-Term Fixed Income  24.1% Value
Collateralized Mortgage Obligations 2.7% -
continued
$ 296,042
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
$ 295,101
387,775
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
386,971
RCO IX Mortgage, LLC
365,012
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
365,348
Residential Accredit Loans, Inc.
Trust
60,891
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 54,478
Residential Asset Securitization
Trust
384,503
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 187,137
Saluda Grade Alternative
Mortgage Trust
451,535
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
451,461
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
452,560
Santander Mortgage Asset
Receivable Trust
403,718
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
402,716
Sequoia Mortgage Trust
775,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
731,111
350,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
a,b
345,766
650,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
620,166
161,762
3.471%,  9/20/2046, Ser.
2007-1, Class 4A1
b
105,569
SG Residential Mortgage Trust
641,449
4.985%,  1/25/2066, Ser.
2026-1, Class A2
a,d
634,845
Toorak Mortgage Trust
300,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
301,090
TRK Trust
241,920
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
219,881
Unlock HEA Trust
279,171
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
278,380
374,507
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
373,680
Verus Securitization Trust
160,424
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
143,195
VOLT CVI, LLC
273,575
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
273,930
Vontive Mortgage Trust
600,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
606,626
Total 32,635,543

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.1% Value
Commercial Mortgage-Backed Securities 0.6%
AMSR Trust
$ 500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
$ 471,083
BANK
2,714,503
0.521%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
55,773
2,689,276
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
122,486
BANK5
475,000
5.844%,  4/15/2059, Ser.
2026-5YR21, Class AS
b
488,469
BBCMS Mortgage Trust
3,963,267
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
233,316
2,321,713
1.125%,  12/15/2058, Ser.
2025-C39, Class XA
b,f
157,749
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,135,000
5.000%,  5/25/2034, Ser.
K-164, Class A2
c
4,246,632
1,600,000
4.600%,  9/25/2035, Ser.
K-173, Class A2
b,c
1,593,106
Home Partners of America Trust
445,806
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
404,684
Total 7,773,298
Financials < 0.1%
CHL Mortgage Pass-Through Trust
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 190,558
Countrywide Home Loans, Inc.
74,838
5.750%,  4/25/2037, Ser.
2007-3, Class A27 31,467
Total 222,025
Mortgage-Backed Securities 9.4%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
250,864 5.500%,  12/1/2038 258,721
1,364,811 5.500%,  2/1/2040 1,402,084
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,636,076 2.000%,  1/1/2052 1,329,726
174,424 6.000%,  1/1/2055 182,780
999,351 4.500%,  2/1/2056 968,644
1,911,883 2.500%,  4/1/2052 1,637,233
792,012 2.000%,  5/1/2051 643,715
2,917,876 2.500%,  5/1/2051 2,478,885
1,706,629 4.000%,  5/1/2052 1,616,686
678,782 5.000%,  7/1/2053 676,238
331,288 5.500%,  7/1/2053 336,711
936,815 3.500%,  8/1/2052 859,433
928,643 5.000%,  8/1/2053 928,103
2,398,844 5.500%,  9/1/2053 2,460,793
1,085,294 5.500%,  9/1/2055 1,101,262
448,343 5.500%,  9/1/2055 455,174
995,349 3.500%,  9/1/2047 925,428
Principal
Amount Long-Term Fixed Income  24.1% Value
Mortgage-Backed Securities 9.4% - continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 673,597 2.500%,  7/1/2030 $ 652,832
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
182,051 5.500%,  9/1/2039 188,312
700,000 4.500%,  5/1/2041
e
694,504
3,425,000 5.000%,  5/1/2041
e
3,449,812
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,129,643 3.000%,  12/1/2036 1,070,131
889,754 3.000%,  8/1/2038 844,751
1,448,831 3.500%,  5/1/2040 1,377,272
1,747,252 2.500%,  4/1/2042 1,566,901
423,460 2.000%,  5/1/2042 372,866
512,122 5.000%,  10/1/2045 508,960
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,583,420 3.000%,  1/1/2052 3,166,517
381,694 2.000%,  2/1/2051 310,225
582,597 2.000%,  2/1/2051 473,510
2,082,015 2.500%,  2/1/2051 1,781,671
1,620,739 5.500%,  2/1/2055 1,651,510
5,659,504 2.000%,  3/1/2051 4,564,176
2,597,282 4.000%,  3/1/2051 2,467,685
361,357 2.000%,  3/1/2052 294,568
3,973,913 3.000%,  3/1/2052 3,513,540
1,517,987 3.000%,  4/1/2051 1,332,078
1,504,977 5.500%,  4/1/2054 1,541,480
1,957,118 3.000%,  5/1/2050 1,718,633
702,824 2.000%,  5/1/2051 568,252
1,827,986 3.000%,  5/1/2051 1,639,202
545,647 3.500%,  5/1/2052 501,712
4,039,782 2.000%,  6/1/2050 3,270,426
1,481,272 3.000%,  6/1/2050 1,333,486
685,158 4.000%,  6/1/2052 645,376
436,337 5.000%,  6/1/2053 435,041
3,355,982 2.500%,  7/1/2051 2,874,524
941,771 3.500%,  7/1/2051 867,069
365,802 3.000%,  7/1/2052 325,853
818,712 4.000%,  7/1/2052 771,325
747,469 2.500%,  8/1/2050 640,825
2,020,562 3.500%,  8/1/2050 1,866,940
2,444,358 3.500%,  8/1/2052 2,228,183
6,764,741 4.500%,  8/1/2052
e
6,544,536
3,080,676 4.500%,  8/1/2052 2,979,006
1,246,742 5.000%,  8/1/2053 1,242,655
2,578,282 6.000%,  8/1/2054 2,708,048
587,758 2.500%,  9/1/2051 503,074
698,230 3.500%,  9/1/2052 641,248
1,595,213 3.500%,  9/1/2052 1,468,545
978,411 5.000%,  9/1/2052 972,022
1,412,859 4.500%,  9/1/2053 1,368,562
940,542 4.500%,  9/1/2053 913,185
2,154,903 4.000%,  10/1/2052 2,039,392
703,689 2.000%,  11/1/2051 571,911
922,768 3.500%,  11/1/2052 851,746
2,813,806 2.000%,  12/1/2050 2,287,983
3,985,439 2.500%,  12/1/2051 3,402,719
1,765,946 4.500%,  12/1/2052 1,715,193

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  24.1% Value
Mortgage-Backed Securities 9.4% - continued
$ 1,180,067 3.500%,  12/1/2047 $ 1,099,009
2,400,000 4.000%,  5/1/2049
e
2,250,469
4,600,000 5.000%,  5/1/2049
e
4,531,415
325,000 5.000%,  6/1/2049
e
319,850
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,054,651 2.500%,  3/1/2062 3,320,661
957,935 3.500%,  7/1/2061 861,453
1,104,293 4.000%,  12/1/2061 1,022,863
Total 113,387,309
U.S. Government & Agencies 10.8%
U.S. Treasury Bonds
1,000,000 4.750%,  2/15/2056 962,813
9,000,000 4.750%,  8/15/2055 8,658,281
4,000,000 1.625%,  11/15/2050 2,061,563
2,300,000 4.750%,  11/15/2053 2,208,539
2,190,000 5.250%,  11/15/2028 2,261,090
550,000 4.375%,  5/15/2040 530,406
7,335,000 1.375%,  11/15/2040 4,691,535
2,000,000 3.000%,  5/15/2042 1,581,484
4,999,000 2.500%,  5/15/2046 3,400,687
7,300,000 2.875%,  5/15/2049 5,131,672
U.S. Treasury Notes
4,000,000 3.500%,  9/30/2026 3,995,840
4,200,000 0.500%,  4/30/2027 4,066,125
8,200,000 3.875%,  5/31/2027 8,206,086
6,500,000 3.500%,  9/30/2027 6,467,754
2,285,000 2.250%,  11/15/2027 2,229,749
4,700,000 3.875%,  12/31/2027 4,698,898
1,700,000 0.750%,  1/31/2028 1,610,551
8,400,000 3.500%,  1/31/2028 8,345,203
3,200,000 3.625%,  3/31/2028 3,184,250
5,450,000 2.875%,  5/15/2028 5,341,639
1,800,000 3.750%,  12/31/2028 1,792,617
4,100,000 3.500%,  9/30/2029 4,042,023
27,000,000 3.625%,  9/30/2030 26,590,781
1,400,000 3.625%,  10/31/2030 1,378,289
5,095,000 1.375%,  11/15/2031 4,410,957
5,025,000 4.125%,  11/15/2032 5,008,708
3,300,000 4.500%,  11/15/2033 3,353,238
1,800,000 4.250%,  8/15/2035 1,784,250
2,600,000 4.000%,  11/15/2035 2,523,219
500,000 4.125%,  2/15/2036 489,453
Total 131,007,700
Total Long-Term Fixed Income
(cost $308,024,827) 292,657,690
Shares Common Stock 12.8% Value
Communications Services 1.1%
11,251 Alphabet, Inc., Class A 4,329,385
9,252 Alphabet, Inc., Class C 3,533,709
29,924 AT&T, Inc. 781,914
29 Cable One, Inc.
g
2,653
106 CarGurus, Inc.
g
3,865
4,814 Comcast Corporation 130,171
142 Iridium Communications, Inc. 5,548
5,321 Liberty Global, Ltd., Class A
g
61,617
85 Liberty Media Corporation-Liberty
Formula One
g
7,306
Shares Common Stock  12.8% Value
Communications Services 1.1% - continued
13 Madison Square Garden Sports
Corporation
g
$ 4,452
3,773 Meta Platforms, Inc. 2,308,736
13,994 Netflix, Inc.
g
1,309,978
716 New York Times Company 56,585
801 News Corporation, Class A 21,082
65 Omnicom Group, Inc. 4,987
857 Reddit, Inc.
g
126,176
69 Roku, Inc.
g
8,043
97 Spotify Technology SA
g
43,315
86 Take-Two Interactive Software,
Inc.
g
18,383
135 Trade Desk, Inc.
g
3,185
4,927 Universal Music Group NV 103,308
4,142 Walt Disney Company 429,733
5,908 Warner Brothers Discovery, Inc.
g
159,811
6,533 Warner Music Group Corporation 184,688
Total 13,638,630
Consumer Discretionary 1.3%
241 Adient plc
g
5,073
32,654 ADT, Inc. 245,885
1,136 Advance Auto Parts, Inc. 67,603
20,811 Amazon.com, Inc.
g
5,516,164
424 American Eagle Outfitters, Inc. 7,386
1,540 Aptiv plc
g
92,800
249 Aramark 11,377
8 AutoNation, Inc.
g
1,699
16 AutoZone, Inc.
g
59,264
450 Booking Holdings, Inc.
g
75,762
662 Boot Barn Holdings, Inc.
g
113,500
919 BorgWarner, Inc. 52,355
10 Bright Horizons Family Solutions,
Inc.
g
811
45 Brunswick Corporation 3,575
218 Buckle, Inc. 12,123
1,068 Build-A-Bear Workshop, Inc. 39,452
229 CarMax, Inc.
g
9,002
500 Carnival Corporation 13,255
5 Cavco Industries, Inc.
g
2,535
373 Chewy, Inc.
g
9,482
195 Chipotle Mexican Grill, Inc.
g
6,628
1,200 Churchill Downs, Inc. 121,188
18 Citi Trends, Inc.
g
877
1,018 D.R. Horton, Inc. 156,629
515 Dana, Inc. 18,772
114 Deckers Outdoor Corporation
g
11,651
470 DoorDash, Inc.
g
79,265
147 eBay, Inc. 15,212
95 Etsy, Inc.
g
6,112
1,769 Five Below, Inc.
g
416,883
2,345 Ford Motor Company 28,328
234 Fox Factory Holding Corporation
g
4,153
998 Frontdoor, Inc.
g
68,493
49 Gap, Inc. 1,205
997 Garmin, Ltd. 250,387
3,320 General Motors Company 255,275
458 Gentex Corporation 10,584
24 GigaCloud Technology, Inc.
g
1,068
712 Goodyear Tire & Rubber
Company
g
5,041
8 Graham Holdings Company 8,980
52 Grand Canyon Education, Inc.
g
8,792
4,124 Hasbro, Inc. 395,244
541 Helen of Troy, Ltd.
g
12,524

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Consumer Discretionary 1.3% - continued
910 Hilton Worldwide Holdings, Inc. $ 294,904
591 Home Depot, Inc. 194,321
175 Installed Building Products, Inc. 50,496
1,996 Laureate Education, Inc.
g
60,070
96 Lear Corporation 12,204
1,937 Levi Strauss & Company 43,156
4,016 Life Time Group Holdings, Inc.
g
107,669
24 Lithia Motors, Inc. 6,963
1,191 Lowe's Companies, Inc. 284,399
48 Lululemon Athletica, Inc.
g
6,610
19 M/I Homes, Inc.
g
2,498
320 Macy's, Inc. 6,256
742 Mattel, Inc.
g
11,189
386 Mohawk Industries, Inc.
g
40,746
107 Monarch Casino & Resort, Inc. 12,700
142 Murphy USA, Inc. 83,496
14 NVR, Inc.
g
88,422
466 Ollie's Bargain Outlet Holdings,
Inc.
g
40,314
6,224 O'Reilly Automotive, Inc.
g
618,666
582 PENN Entertainment, Inc.
g
10,162
349 Ralph Lauren Corporation 125,165
38 Red Rock Resorts, Inc. 2,050
4,097 Ross Stores, Inc. 933,256
103 Service Corporation International/
US 8,346
2,883 SharkNinja, Inc.
g
333,073
705 Sonos, Inc.
g
10,455
6,151 Sony Group Corporation ADR 123,574
67 Strategic Education, Inc. 5,253
1,267 Tapestry, Inc. 183,766
125 Taylor Morrison Home Corporation
g
7,592
4,841 Tesla, Inc.
g
1,847,471
1,305 Texas Roadhouse, Inc. 210,092
1,462 TJX Companies, Inc. 229,168
138 Toll Brothers, Inc. 19,615
219 TopBuild Corporation
g
96,951
199 Ulta Beauty, Inc.
g
106,958
2,465 Universal Technical Institute, Inc.
g
92,511
248 Urban Outfitters, Inc.
g
17,444
513 Versigent plc
g
17,940
2,270 Viking Holdings, Ltd.
g
185,936
43 Visteon Corporation 4,804
49 Wayfair, Inc.
g
3,133
367 Williams-Sonoma, Inc. 66,504
582 Wingstop, Inc. 95,483
27 Winmark Corporation 10,273
2,198 Wyndham Hotels & Resorts, Inc. 178,873
2,296 Wynn Resorts, Ltd. 245,925
7 Yum! Brands, Inc. 1,118
Total 15,360,364
Consumer Staples 0.4%
169 BellRing Brands, Inc.
g
3,008
74 BJ's Wholesale Club Holdings,
Inc.
g
6,948
273 Casey's General Stores, Inc. 224,447
525 Central Garden & Pet Company,
Class A
g
17,619
805 Chefs' Warehouse, Inc.
g
62,468
166 Church & Dwight Company, Inc. 16,112
1,253 Colgate-Palmolive Company 106,956
1,478 Conagra Brands, Inc. 21,209
936 Costco Wholesale Corporation 949,600
6,324 Darling Ingredients, Inc.
g
406,191
Shares Common Stock  12.8% Value
Consumer Staples 0.4% - continued
50 Dollar General Corporation $ 5,794
37 Dollar Tree, Inc.
g
3,593
260 Edgewell Personal Care Company 5,863
478 Fresh Del Monte Produce, Inc. 20,023
15 Hershey Company 2,786
27 Ingles Markets, Inc. 2,470
73 Ingredion, Inc. 8,157
194 J.M. Smucker Company 19,018
1,050 John B. Sanfilippo & Son, Inc. 85,880
7,643 Keurig Dr Pepper, Inc. 224,704
121 Maplebear, Inc.
g
5,124
265 Marzetti Company 34,524
196 McCormick & Company, Inc. 9,965
102 Molson Coors Beverage Company 4,359
1,553 Monster Beverage Corporation
g
119,690
939 PepsiCo, Inc. 148,822
1,744 Philip Morris International, Inc. 287,882
67 Primo Brands Corporation 1,365
28 Procter & Gamble Company 4,119
26 Seaboard Corporation 147,834
201 Simply Good Foods Company
g
2,687
538 Smithfield Foods, Inc. 14,139
63 Sprouts Farmers Markets, Inc.
g
5,157
3,257 Sysco Corporation 243,330
2,838 Turning Point Brands, Inc. 228,970
371 Tyson Foods, Inc. 23,770
4,535 Unilever plc ADR 267,474
1,795 United Natural Foods, Inc.
g
89,786
75 Universal Corporation 4,019
64 US Foods Holding Corporation
g
5,983
539 Vita Coco Company, Inc.
g
35,569
4,416 Walmart, Inc. 582,603
292 WD-40 Company 61,308
Total 4,521,325
Energy 0.5%
604 Amplify Energy Corporation
g
3,866
11,431 Antero Midstream Corporation 249,882
577 Antero Resources Corporation
g
22,653
201 Archrock, Inc. 7,789
41 Baker Hughes Company 2,856
19 California Resources Corporation 1,297
1,000 Cheniere Energy, Inc. 274,950
3,953 Chevron Corporation 764,154
209 Chord Energy Corporation 30,430
142 CNX Resources Corporation
g
5,525
6,473 ConocoPhillips 814,174
8,978 Devon Energy Corporation 461,200
3,941 DHT Holdings, Inc. 72,830
73 Diamondback Energy, Inc. 15,011
639 Dorian LPG, Ltd. 24,633
181 DT Midstream, Inc. 26,786
7,852 Enterprise Products Partners, LP 303,872
1,102 EOG Resources, Inc. 154,908
203 EQT Corporation 12,196
1,212 Expand Energy Corporation 123,806
6,471 Exxon Mobil Corporation 998,669
120 Gulfport Energy Corporation
g
23,105
7,626 Halliburton Company 322,580
63 Hess Midstream, LP 2,463
169 HF Sinclair Corporation 11,359
10,421 Kinder Morgan, Inc. 342,538
157 Kodiak Gas Services, Inc. 10,645
813 Marathon Petroleum Corporation 201,860
1,632 Matador Resources Company 103,534

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Energy 0.5% - continued
341 Occidental Petroleum Corporation $ 20,658
33 Oceaneering International, Inc.
g
1,239
102 ONEOK, Inc. 9,431
394 Ovintiv, Inc. 24,251
32 Par Pacific Holdings, Inc.
g
2,101
8,700 Patterson-UTI Energy, Inc. 106,314
3,388 Permian Resources Corporation 73,249
202 Phillips 66 36,188
341 Range Resources Corporation 14,834
76 Scorpio Tankers, Inc. 6,181
396 SM Energy Company 12,288
218 Talos Energy, Inc.
g
3,471
6 Targa Resources Corporation 1,560
2,390 TechnipFMC plc 180,612
30 Teekay Tankers, Ltd. 2,357
22,619 Transocean, Ltd.
g
154,262
40 Valero Energy Corporation 10,103
117 Viper Energy, Inc. 5,777
4,890 Williams Companies, Inc. 373,156
Total 6,427,603
Financials 1.8%
56 ACNB Corporation 2,839
591 Affiliated Managers Group, Inc. 174,150
132 Affirm Holdings, Inc.
g
8,485
658 AGNC Investment Corporation 7,251
640 Allstate Corporation 139,046
4,300 Ally Financial, Inc. 190,877
858 Amalgamated Financial
Corporation 35,075
713 American Express Company 230,335
898 American Financial Group, Inc. 119,676
2,060 American International Group, Inc. 154,088
1,103 Ameriprise Financial, Inc. 523,693
40 Ameris Bancorp 3,410
344 Aon plc 107,208
2,330 Arch Capital Group, Ltd.
g
220,092
135 Arrow Financial Corporation 4,975
250 Artisan Partners Asset
Management, Inc. 9,360
4,001 Associated Banc-Corp 112,668
100 Assurant, Inc. 23,627
774 Assured Guaranty, Ltd. 63,391
1,666 Atlantic Union Bankshares
Corporation 62,725
134 Axis Capital Holdings, Ltd. 13,455
5,799 Banc of California, Inc. 108,615
16,548 Bank of America Corporation 884,656
164 Bank of Marin Bancorp 4,205
3,022 Bank of New York Mellon
Corporation 406,066
64 Bank OZK 3,082
9 BankUnited, Inc. 418
94 Bankwell Financial Group, Inc. 4,862
126 Bar Harbor Bankshares 4,315
227 Beacon Financial Corporation 6,476
1,580 Berkshire Hathaway, Inc.
g
748,288
8,806 BGC Group, Inc. 98,891
550 BlackRock, Inc. 586,080
54 Block, Inc.
g
3,808
505 Blue Owl Capital, Inc. 4,924
32 Bread Financial Holdings, Inc. 2,713
2,882 Bridgewater Bancshares, Inc.
g
52,251
40 Burke & Herbert Financial Services
Corporation 2,572
Shares Common Stock  12.8% Value
Financials 1.8% - continued
1,608 Byline Bancorp, Inc. $ 51,697
32 C&F Financial Corporation 2,392
64 California BanCorp 1,196
16 Camden National Corporation 771
1,801 Capital One Financial Corporation 344,531
108 Capitol Federal Financial, Inc. 829
79 Carlyle Group, Inc. 3,956
13 Cathay General Bancorp 728
614 Central Pacific Financial
Corporation 20,434
9,141 Charles Schwab Corporation 837,681
141 ChoiceOne Financial Services, Inc. 4,234
1,033 Chubb, Ltd. 337,791
5 Cincinnati Financial Corporation 818
1,676 Citigroup, Inc. 214,494
113 Citizens Financial Group, Inc. 7,351
24 Citizens Financial Services, Inc. 1,516
198 Civista Bancshares, Inc. 4,924
9 CNA Financial Corporation 434
445 CNB Financial Corporation 13,519
517 CNO Financial Group, Inc. 22,981
17 Coinbase Global, Inc.
g
3,192
868 Columbia Banking System, Inc. 25,693
102 Commerce Bancshares, Inc. 5,307
4 Community Financial System, Inc. 253
1,123 Community Trust Bancorp, Inc. 72,916
185 Community West Bancshares 4,388
992 ConnectOne Bancorp, Inc. 28,986
7 Corpay, Inc.
g
2,145
57 Cullen/Frost Bankers, Inc. 8,261
1,459 Customers Bancorp, Inc.
g
111,278
1,222 Donnelley Financial Solutions, Inc.
g
61,467
353 Dynex Capital, Inc. 4,808
540 East West Bancorp, Inc. 68,294
96 Eastern Bankshares, Inc. 1,942
41 Encore Capital Group, Inc.
g
3,394
250 Enova International, Inc.
g
42,352
324 Essent Group, Ltd. 19,608
52 Euronet Worldwide, Inc.
g
3,764
76 Evercore, Inc. 24,418
597 F.N.B. Corporation 10,656
47 FactSet Research Systems, Inc. 10,696
54 Farmers & Merchants Bancorp,
Inc./Archbold, OH 1,446
37 Farmers National Banc
Corporation 521
482 Federal Agricultural Mortgage
Corporation 83,772
295 Federated Hermes, Inc. 17,137
276 Fidelity National Information
Services, Inc. 12,842
2,493 Fifth Third Bancorp 126,545
925 Financial Institutions, Inc. 31,515
2,413 First American Financial
Corporation 169,224
4,363 First Bancorp/Puerto Rico 105,934
286 First Bank/Hamilton, NJ 4,244
2 First Citizens BancShares, Inc./NC 3,968
48 First Financial Bankshares, Inc. 1,549
295 First Financial Corporation 19,373
19 First Hawaiian, Inc. 518
557 First Horizon Corporation 13,903
185 First Merchants Corporation 7,481
104 First Mid-Illinois Bancshares, Inc. 4,377
752 FirstCash Holdings, Inc. 164,101

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Financials 1.8% - continued
97 Flagstar Bank NA $ 1,355
80 Flywire Corporation
g
1,081
468 Fulton Financial Corporation 10,104
18,155 Genworth Financial, Inc.
g
159,582
72 Glacier Bancorp, Inc. 3,532
51 Global Life, Inc. 7,869
64 Global Payments, Inc. 4,605
946 Great Southern Bancorp, Inc. 64,536
135 Hamilton Lane, Inc. 12,419
51 Hancock Whitney Corporation 3,443
1,500 Hanmi Financial Corporation 44,865
28 Hanover Insurance Group, Inc. 5,255
680 Hartford Insurance Group, Inc. 93,031
81 HBT Financial, Inc. 2,249
140 Hilltop Holdings, Inc. 5,274
109 Home BancShares, Inc. 2,929
914 Hometrust Bancshares, Inc. 41,742
335 Horizon Bancorp, Inc. 6,064
627 Houlihan Lokey, Inc. 97,028
698 Huntington Bancshares, Inc./OH 11,698
5 Independent Bank Corporation/MA 390
429 Independent Bank Corporation/MI 14,247
54 Interactive Brokers Group, Inc. 4,293
7,479 Intercontinental Exchange, Inc. 1,182,355
1,145 Invesco, Ltd. 30,010
225 Jackson Financial, Inc. 26,048
181 Jefferies Financial Group, Inc. 8,728
5,367 JPMorgan Chase & Company 1,681,105
688 Kearny Financial Corporation/MD 5,532
539 Kemper Corporation 18,159
176 KeyCorp 3,891
138 Lazard, Inc. 6,693
203 LendingClub Corporation
g
3,465
187 Lincoln National Corporation 7,070
29 Loews Corporation 3,266
622 M&T Bank Corporation 135,988
13 Markel Group, Inc.
g
23,042
65 MarketAxess Holdings, Inc. 10,217
4,140 Marsh & McLennan Companies,
Inc. 694,319
2,002 Mastercard, Inc. 1,006,846
112 Mercantile Bank Corporation 5,747
40 Mercury General Corporation 3,892
23 Meridian Corporation 433
2,273 MetLife, Inc. 182,067
6,732 MGIC Investment Corporation 178,263
67 Miami International Holdings, Inc.
g
3,115
139 Mid Penn Bancorp, Inc. 4,583
585 Moody's Corporation 270,182
7,452 Morgan Stanley 1,420,277
656 Morningstar, Inc. 110,674
5,903 Nasdaq, Inc. 542,545
14 National Bankshares, Inc. 501
648 NBT Bancorp, Inc. 28,311
1,153 NMI Holdings, Inc.
g
44,633
187 Northeast Community Bancorp,
Inc. 4,487
826 Northern Trust Corporation 137,397
251 Northpointe Bancshares, Inc. 4,475
165 Northrim BanCorp, Inc. 4,047
539 Northwest Bancshares, Inc. 7,454
888 OFG Bancorp 40,812
4,810 Old National Bancorp 115,296
4,826 Old Republic International
Corporation 192,799
Shares Common Stock  12.8% Value
Financials 1.8% - continued
3,027 Old Second Bancorp, Inc. $ 62,386
235 OneMain Holdings, Inc. 13,811
157 Orange County Bancorp, Inc. 5,354
1,212 Orrstown Financial Services, Inc. 44,529
90 Palomar Holdings, Inc.
g
10,834
156 Parke Bancorp, Inc. 4,697
73 Paymentus Holdings, Inc.
g
2,048
206 PCB Bancorp 4,971
29 PennyMac Financial Services, Inc. 2,618
53 Peoples Bancorp of North
Carolina, Inc. 2,089
61 Peoples Financial Services
Corporation 3,475
36 Pinnacle Financial Partners, Inc. 3,562
88 Piper Sandler Companies 7,674
48 Plumas Bancorp 2,448
96 PNC Financial Services Group,
Inc. 21,408
931 Popular, Inc. 139,957
1,274 Progressive Corporation 256,431
78 Prosperity Bancshares, Inc. 5,433
154 Provident Financial Services, Inc. 3,493
209 Prudential Financial, Inc. 20,505
508 Radian Group, Inc. 18,202
60 Raymond James Financial, Inc. 9,499
241 Regions Financial Corporation 6,881
954 Reinsurance Group of America,
Inc. 201,733
87 RenaissanceRe Holdings, Ltd. 26,706
28 Renasant Corporation 1,117
111 RLI Corporation 5,746
3,275 Robinhood Markets, Inc.
g
238,715
161 Rocket Companies, Inc.
g
2,354
90 S&P Global, Inc. 38,811
5,938 SEI Investments Company 538,458
40 Selective Insurance Group, Inc. 3,358
19 ServisFirst Bancshares, Inc. 1,513
278 Shore Bancshares, Inc. 5,365
432 Simmons First National
Corporation 9,184
119 South Plains Financial, Inc. 4,889
37 Southern Missouri Bancorp, Inc. 2,525
1,968 SouthState Bank Corporation 192,215
101 Starwood Property Trust, Inc. 1,854
217 State Street Corporation 33,166
148 StepStone Group, Inc. 7,829
1,379 Stifel Financial Corporation 108,679
681 Stock Yards Bancorp, Inc. 49,257
538 StoneX Group, Inc.
g
57,044
19 Texas Capital Bancshares, Inc.
g
1,913
193 Third Coast Bancshares, Inc.
g
7,207
78 Timberland Bancorp, Inc./WA 3,111
1,829 Toast, Inc.
g
52,163
74 Tompkins Financial Corporation 6,236
223 Towne Bank/Portsmouth, VA 7,930
109 TPG RE Finance Trust, Inc. 922
99 TPG, Inc. 4,318
3,630 Tradeweb Markets, Inc. 411,098
2,291 Triumph Financial, Inc.
g
155,055
557 U.S. Bancorp 31,560
148 UMB Financial Corporation 18,673
97 United Bankshares, Inc. 4,250
293 United Community Banks, Inc. 9,766
86 Unity Bancorp, Inc. 4,496
42 Universal Insurance Holdings, Inc. 1,664

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Financials 1.8% - continued
71 Univest Financial Corporation $ 2,697
428 Unum Group 34,403
4,477 Valley National Bancorp 60,753
366 Virtu Financial, Inc. 18,176
1,825 Visa, Inc. 601,958
2 Webster Financial Corporation 145
9,542 Wells Fargo & Company 784,639
2,266 WesBanco, Inc. 77,905
51 West Bancorporation, Inc. 1,221
209 Western Alliance Bancorp 17,042
873 Western Union Company 7,936
47 WEX, Inc.
g
7,066
21 Willis Towers Watson plc 5,380
610 Wintrust Financial Corporation 91,848
428 WisdomTree, Inc. 7,276
10 WSFS Financial Corporation 720
2,230 Zions Bancorp NA 141,427
Total 21,793,285
Health Care 1.2%
150 4D Molecular Therapeutics, Inc.
g
1,330
233 AbbVie, Inc. 49,238
301 Acadia Healthcare Company, Inc.
g
7,794
271 Adaptive Biotechnologies
Corporation
g
3,821
5,327 Agilent Technologies, Inc. 615,535
68 Agios Pharmaceuticals, Inc.
g
1,904
98 Align Technology, Inc.
g
17,249
1,384 Alignment Healthcare, Inc.
g
31,195
155 Alnylam Pharmaceuticals, Inc.
g
47,971
407 Amgen, Inc. 140,924
92 Anika Therapeutics, Inc.
g
1,145
213 Arcus Biosciences, Inc.
g
5,431
89 Argenx SE ADR
g
69,573
44 Artivion, Inc.
g
1,577
2,750 Avantor, Inc.
g
22,275
118 Azenta, Inc.
g
2,899
52 Biogen, Inc.
g
9,843
1,378 BioLife Solutions, Inc.
g
29,048
1,102 BioMarin Pharmaceutical, Inc.
g
59,409
461 Bio-Techne Corporation 25,503
9,233 Boston Scientific Corporation
g
531,913
355 BridgeBio Pharma, Inc.
g
25,244
2,738 BrightSpring Health Services, Inc.
g
131,342
1,689 Bristol-Myers Squibb Company 102,336
28 Bruker Corporation 1,028
69 Cardinal Health, Inc. 13,309
725 Cencora, Inc. 223,307
9,065 Centene Corporation
g
486,700
106 Charles River Laboratories
International, Inc.
g
17,699
1,070 Cigna Group 310,921
3,434 Concentra Group Holdings Parent,
Inc. 77,162
496 Cooper Companies, Inc.
g
31,198
2,034 Danaher Corporation 363,984
319 Denali Therapeutics, Inc.
g
5,972
495 Dentsply Sirona, Inc. 5,816
3,028 Dexcom, Inc.
g
180,317
367 Edwards Lifesciences
Corporation
g
30,644
892 Elanco Animal Health, Inc.
g
19,954
202 Elevance Health, Inc. 76,037
1,356 Eli Lilly & Company 1,267,318
301 Enanta Pharmaceuticals, Inc.
g
4,181
Shares Common Stock  12.8% Value
Health Care 1.2% - continued
1,331 Encompass Health Corporation $ 133,100
358 Enovis Corporation
g
8,392
79 Envista Holdings Corporation
g
2,049
1,999 Exelixis, Inc.
g
88,876
277 Fate Therapeutics, Inc.
g
346
573 Fortrea Holdings, Inc.
g
6,589
140 GE HealthCare Technologies, Inc. 8,518
3,326 Gilead Sciences, Inc. 435,174
139 Globus Medical, Inc.
g
12,535
380 Guardant Health, Inc.
g
33,090
125 Henry Schein, Inc.
g
9,324
16 Humana, Inc. 3,783
1,039 ICON plc
g
122,945
778 ICU Medical, Inc.
g
92,738
642 IDEXX Laboratories, Inc.
g
360,034
868 Illumina, Inc.
g
110,010
156 Insmed, Inc.
g
21,267
558 Insulet Corporation
g
96,054
1,771 Intuitive Surgical, Inc.
g
810,427
98 Ionis Pharmaceuticals, Inc.
g
7,326
113 IQVIA Holding, Inc.
g
17,896
624 iRhythm Holdings, Inc.
g
80,596
1,258 Jazz Pharmaceuticals, Inc.
g
255,399
7,001 Johnson & Johnson 1,609,180
1,122 Labcorp Holdings, Inc. 288,130
4,033 LivaNova plc
g
242,383
698 Medpace Holdings, Inc.
g
292,225
9,170 Medtronic plc 742,495
3,757 Merck & Company, Inc. 410,189
32 Merit Medical Systems, Inc.
g
2,182
97 Mettler-Toledo International, Inc.
g
123,831
344 Mirum Pharmaceuticals, Inc.
g
33,475
87 Moderna, Inc.
g
3,997
178 Myriad Genetics, Inc.
g
845
520 Natera, Inc.
g
107,203
690 Neogen Corporation
g
6,486
852 Neurocrine Biosciences, Inc.
g
112,183
39 Option Care Health, Inc.
g
793
95 Penumbra, Inc.
g,h
31,016
2,185 Pfizer, Inc. 58,339
65 Prestige Consumer Healthcare,
Inc.
g
3,661
122 QIAGEN NV 4,219
18 Quest Diagnostics, Inc. 3,496
570 RadNet, Inc.
g
32,233
17 REGENXBIO, Inc.
g
152
1,244 Repligen Corporation
g
147,178
86 Revolution Medicines, Inc.
g
12,394
90 Roivant Sciences, Ltd.
g
2,568
3,389 Royalty Pharma plc 169,755
115 Sotera Health Company
g
1,789
429 STERIS plc 93,042
1,457 Stryker Corporation 459,144
590 Tenet Healthcare Corporation
g
104,501
2,469 Twist Bioscience Corporation
g
144,313
517 UFP Technologies, Inc.
g
99,073
260 Ultragenyx Pharmaceutical, Inc.
g
6,419
177 United Therapeutics Corporation
g
101,129
552 UnitedHealth Group, Inc. 204,505
13 Universal Health Services, Inc. 2,187
448 Varex Imaging Corporation
g
5,219
115 Vaxcyte, Inc.
g
6,583
926 Veeva Systems, Inc.
g
144,428
882 Vericel Corporation
g
30,632
2,357 Viatris, Inc. 35,214

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Health Care 1.2% - continued
442 Vir Biotechnology, Inc.
g
$ 4,515
7 Waters Corporation
g
2,165
3,932 Waystar Holding Corporation
g
84,046
428 West Pharmaceutical Services,
Inc. 127,369
218 Xencor, Inc.
g
2,601
89 Xenon Pharmaceuticals, Inc.
g
4,988
2,236 Zimmer Biomet Holdings, Inc. 184,313
2,190 Zoetis, Inc. 251,784
Total 14,307,081
Industrials 1.6%
1,026 3M Company 150,330
989 AAON, Inc. 92,284
304 Acuity, Inc. 88,090
1,274 Advanced Drainage Systems, Inc. 190,144
130 AECOM 10,933
22 AGCO Corporation 2,662
5,936 Alight, Inc. 4,911
994 Allegheny Technologies, Inc.
g
154,527
449 Allegion plc 61,729
33 Allison Transmission Holdings, Inc. 4,434
3,588 Amentum Holdings, Inc.
g
94,113
116 American Superconductor
Corporation
g
6,211
3,399 AMETEK, Inc. 800,464
266 API Group Corporation
g
12,162
522 Applied Industrial Technologies,
Inc. 159,601
78 Arcosa, Inc. 9,865
307 Armstrong World Industries, Inc. 52,310
420 Atmus Filtration Technologies, Inc. 26,628
2,366 Automatic Data Processing, Inc. 501,450
186 Axon Enterprise, Inc.
g
74,727
25 AZZ, Inc. 3,576
1,290 Badger Infrastructure Solutions,
Ltd. 62,394
2,234 Barrett Business Services, Inc. 70,438
197 Bloom Energy Corporation
g
55,822
118 Brady Corporation 9,655
126 BrightView Holdings, Inc.
g
1,499
8 Brink's Company 854
19 Broadridge Financial Solutions,
Inc. 2,926
1,374 BWX Technologies, Inc. 297,320
455 C.H. Robinson Worldwide, Inc. 82,724
16 CACI International, Inc.
g
8,313
1,147 Caterpillar, Inc. 1,020,956
832 CECO Environmental Corporation
g
61,684
1,209 Cintas Corporation 211,224
1,889 Clean Harbors, Inc.
g
590,653
19,285 CNH Industrial NV 206,542
148 Concentrix Corporation 3,525
357 Construction Partners, Inc.
g
44,147
3,495 Copart, Inc.
g
115,719
402 CRA International, Inc. 63,303
52 Crane Company 9,242
331 CSW Industrials, Inc. 96,387
6,808 CSX Corporation 309,287
71 Cummins, Inc. 47,642
455 Curtiss-Wright Corporation 327,691
4,570 Delta Air Lines, Inc. 310,714
367 DNOW, Inc.
g
4,951
226 Donaldson Company, Inc. 19,926
11 Dycom Industries, Inc.
g
4,555
Shares Common Stock  12.8% Value
Industrials 1.6% - continued
386 Eaton Corporation plc $ 167,142
405 EMCOR Group, Inc. 361,126
339 Enerpac Tool Group Corporation 11,899
117 EnerSys 24,951
223 EnPro, Inc. 65,016
24 Equifax, Inc. 4,175
442 ESCO Technologies, Inc. 143,186
236 ExlService Holdings, Inc.
g
7,524
8,236 Fastenal Company 370,043
321 Federal Signal Corporation 39,525
888 Ferguson Enterprises, Inc. 237,726
3,642 Flowserve Corporation 268,197
2,464 Fluor Corporation
g
131,454
85 Fortive Corporation 5,082
229 Fortune Brands Innovations, Inc. 9,284
130 FTAI Aviation, Ltd. 32,457
125 Gates Industrial Corporation plc
g
3,201
18 GATX Corporation 3,527
1,169 GE Vernova, Inc. 1,266,565
863 General Dynamics Corporation 297,131
3,714 General Electric Company 1,076,800
230 Genpact, Ltd. 7,993
1,823 Graco, Inc. 146,332
412 HEICO Corporation 86,116
1,175 Helios Technologies, Inc. 80,370
2,597 Hexcel Corporation 243,780
85 HNI Corporation 3,106
1,310 Honeywell International, Inc. 280,772
1,137 Howmet Aerospace, Inc. 276,336
8 Hubbell, Inc. 4,065
177 Hudson Technologies, Inc.
g
1,108
18 Huntington Ingalls Industries, Inc. 6,557
157 ICF International, Inc. 11,251
363 IDEX Corporation 79,080
158 IES Holdings, Inc.
g
101,765
61 Ingersoll Rand, Inc. 4,871
26 Insteel Industries, Inc. 681
173 ITT Corporation 37,081
1,088 Jacobs Solutions, Inc. 140,798
835 JB Hunt Transport Services, Inc. 210,028
8 Kennametal, Inc. 310
116 Kirby Corporation
g
17,463
21 Knight-Swift Transportation
Holdings, Inc. 1,363
1,017 Korn Ferry 67,569
823 L3Harris Technologies, Inc. 263,813
41 Leidos Holdings, Inc. 6,118
1,140 Limbach Holdings, Inc.
g
113,738
819 Lincoln Electric Holdings, Inc. 217,035
173 Lyft, Inc.
g
2,448
43 Masco Corporation 3,088
22 MasTec, Inc.
g
8,669
46 Maximus, Inc. 3,019
139 McGrath RentCorp 15,366
1,287 Mercury Systems, Inc.
g
101,557
200 Middleby Corporation
g
28,072
605 MillerKnoll, Inc. 9,728
507 Modine Manufacturing Company
g
129,097
500 Moog, Inc. 150,655
310 Mueller Industries, Inc. 41,983
1,485 Mueller Water Products, Inc. 41,417
28 MYR Group, Inc.
g
11,335
199 Nextpower, Inc.
g
23,707
8 Nordson Corporation 2,308
2,205 NPK International, Inc.
g
36,052

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Industrials 1.6% - continued
836 nVent Electric plc $ 119,464
16 NWPX Infrastructure, Inc.
g
1,573
721 Old Dominion Freight Line, Inc. 153,162
73 OPENLANE, Inc.
g
2,295
406 Oshkosh Corporation 63,458
1,325 Otis Worldwide Corporation 103,191
66 Owens Corning, Inc. 8,140
756 Parker-Hannifin Corporation 687,522
125 Paychex, Inc. 11,579
50 Paylocity Holding Corporation
g
5,274
449 Pentair plc 36,239
159 Powell Industries, Inc.
g
44,086
359 Proficient Auto Logistics, Inc.
g
2,639
370 Quanta Services, Inc. 269,275
680 RBC Bearings, Inc.
g
407,381
23 Regal Rexnord Corporation 4,946
916 Republic Services, Inc. 191,646
567 Rockwell Automation, Inc. 231,852
5,239 RTX Corporation 922,431
8 Ryder System, Inc. 2,030
77 Science Applications International
Corporation 7,451
251 Sensata Technologies Holding plc 10,452
25 SkyWest, Inc.
g
2,053
36 SPX Technologies, Inc.
g
7,881
447 SS&C Technologies Holdings, Inc. 30,977
190 Standex International Corporation 51,870
97 Stanley Black & Decker, Inc. 7,582
104 Sterling Construction Company,
Inc.
g
53,624
46 Tetra Tech, Inc. 1,487
13 Textron, Inc. 1,247
1,045 Timken Company 115,880
1,529 Toro Company 145,515
15 Trane Technologies plc 7,388
556 Transcat, Inc.
g
42,312
74 Trex Company, Inc.
g
2,901
1,950 Uber Technologies, Inc.
g
145,490
959 UL Solutions, Inc. 86,780
151 United Airlines Holdings, Inc.
g
13,590
128 United Rentals, Inc. 122,860
235 Valmont Industries, Inc. 119,389
2,422 Veralto Corporation 213,620
835 Verisk Analytics, Inc. 154,049
250 Verra Mobility Corporation
g
3,708
553 Vertiv Holdings Company 181,655
96 Wabtec Corporation 25,909
69 Waste Management, Inc. 16,046
9 Watts Water Technologies, Inc. 2,701
361 WESCO International, Inc. 126,032
363 Willdan Group, Inc.
g
27,588
943 Woodward, Inc. 342,300
938 Xylem, Inc. 110,834
239 Zurn Elkay Water Solutions
Corporation 12,418
Total 19,547,027
Information Technology 3.7%
966 Adobe, Inc.
g
237,733
1,761 Advanced Micro Devices, Inc.
g
624,257
103 Ambarella, Inc.
g
7,086
278 Amkor Technology, Inc. 19,390
4,483 Amphenol Corporation 660,211
1,473 Analog Devices, Inc. 592,529
23,719 Apple, Inc. 6,436,151
Shares Common Stock  12.8% Value
Information Technology 3.7% - continued
2,702 Applied Materials, Inc. $ 1,065,912
5,925 Arista Networks, Inc.
g
1,023,307
145 Arrow Electronics, Inc.
g
27,235
13 Astera Labs, Inc.
g
2,532
3,148 Autodesk, Inc.
g
746,076
204 Avnet, Inc. 16,832
160 Bel Fuse, Inc. 44,134
74 Blackbaud, Inc.
g
2,751
7,033 Broadcom, Inc. 2,935,785
546 Cadence Design Systems, Inc.
g
179,956
16 Calix, Inc.
g
697
226 Celestica, Inc.
g
92,567
36 Ciena Corporation
g
18,993
133 Cirrus Logic, Inc.
g
21,690
4,835 Cisco Systems, Inc. 442,402
499 Cloudflare, Inc.
g
102,280
1,872 Cognex Corporation 103,915
211 Cognizant Technology Solutions
Corporation 11,162
361 Coherent Corporation
g
115,415
936 Cohu, Inc.
g
44,320
23 CommVault Systems, Inc.
g
2,274
399 Corning, Inc. 65,532
1,135 Crane NXT Company 50,712
298 Credo Technology Group Holding,
Ltd.
g
51,855
10 CTS Corporation 571
694 Datadog, Inc.
g
91,740
644 DigitalOcean Holdings, Inc.
g
62,101
110 Dolby Laboratories, Inc. 7,055
65 EPAM Systems, Inc.
g
7,396
247 Everforth, Inc.
g
5,212
44 F5, Inc.
g
14,252
370 Fabrinet
g
252,884
5,828 Flex, Ltd.
g
533,553
9,518 Fortinet, Inc.
g
802,463
160 GoDaddy, Inc.
g
13,886
2,120 GPGI, Inc. 32,712
1,097 Guidewire Software, Inc.
g
151,814
943 Hewlett Packard Enterprise
Company 27,130
35 Ichor Holdings, Ltd.
g
2,309
140 InterDigital, Inc. 41,518
799 International Business Machines
Corporation 184,553
263 Intuit, Inc. 102,175
183 IonQ, Inc.
g
8,257
7,731 JFrog, Ltd.
g
359,028
1,915 Keysight Technologies, Inc.
g
670,078
306 Knowles Corporation
g
9,544
128 Kulicke and Soffa Industries, Inc. 10,944
5,370 Lam Research Corporation 1,384,708
1,498 Lattice Semiconductor
Corporation
g
183,175
541 Littelfuse, Inc. 218,656
47 Lumentum Holdings, Inc.
g
42,409
62 MACOM Technology Solutions
Holdings, Inc.
g
17,460
22 Manhattan Associates, Inc.
g
3,034
392 Microchip Technology, Inc. 36,421
2,639 Micron Technology, Inc. 1,364,785
14,187 Microsoft Corporation 5,785,175
448 MKS, Inc. 127,120
23 MongoDB, Inc.
g
5,769
256 Monolithic Power Systems, Inc. 413,289

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Information Technology 3.7% - continued
1,090 Motorola Solutions, Inc. $ 478,543
764 Napco Security Technologies, Inc. 35,717
179 NetApp, Inc. 19,828
12,755 Nokia Oyj ADR 164,667
239 Novanta, Inc.
g
30,958
43,637 NVIDIA Corporation 8,708,636
55 NXP Semiconductors NV 16,147
122 ON Semiconductor Corporation
g
12,299
918 Onto Innovation, Inc.
g
270,865
2,821 Oracle Corporation 455,281
3,605 Palantir Technologies, Inc.
g
501,492
1,928 Pegasystems, Inc. 70,468
343 Plexus Corporation
g
85,949
75 PTC, Inc.
g
10,222
26 Q2 Holdings, Inc.
g
1,319
112 Qnity Electronics, Inc. 15,754
2,328 Qualcomm, Inc. 418,062
1,348 Rambus, Inc.
g
155,168
393 Rigetti Computing, Inc.
g
6,858
252 Rogers Corporation
g
34,209
34 Roper Industries, Inc. 12,064
4,185 Samsung Electronics Company,
Ltd. 630,209
57 SanDisk Corporation/DE
g
62,501
11 Sanmina Corporation
g
2,396
4,048 ServiceNow, Inc.
g
357,479
36 ServiceTitan, Inc.
g
2,141
1,210 Shopify, Inc.
g
146,567
139 SiTime Corporation
g
78,139
175 Skyworks Solutions, Inc. 12,280
535 Snowflake, Inc.
g
73,011
294 Sprout Social, Inc.
g
1,764
199 Synopsys, Inc.
g
96,037
1,417 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 561,217
1,766 TD SYNNEX Corporation 402,966
2,195 TE Connectivity plc 464,594
42 Teledyne Technologies, Inc.
g
27,126
111 Tenable Holdings, Inc.
g
2,319
1,121 Teradyne, Inc. 385,030
4,373 Texas Instruments, Inc. 1,229,163
1,383 Trimble, Inc.
g
93,104
1,323 TTM Technologies, Inc.
g
209,325
195 Tyler Technologies, Inc.
g
66,522
295 Unity Software, Inc.
g
7,794
85 Varonis Systems, Inc.
g
2,235
81 VeriSign, Inc. 21,761
102 ViaSat, Inc.
g
6,723
527 Viavi Solutions, Inc.
g
27,615
4,329 Vontier Corporation 155,325
372 Western Digital Corporation 161,641
18 Workday, Inc.
g
2,203
458 Zebra Technologies Corporation
g
103,627
146 Zoom Communications, Inc.
g
14,184
79 Zscaler, Inc.
g
10,324
Total 45,640,695
Materials 0.4%
16 Air Products and Chemicals, Inc. 4,801
348 Albemarle Corporation 68,452
3,381 Alcoa Corporation 215,674
1,435 Amcor plc 54,587
588 American Vanguard Corporation
g
1,693
108 AngloGold Ashanti plc 10,123
Shares Common Stock  12.8% Value
Materials 0.4% - continued
553 AptarGroup, Inc. $ 68,395
1,245 Ashland, Inc. 66,309
101 Avery Dennison Corporation 16,557
303 Avient Corporation 11,235
919 Balchem Corporation 148,529
319 Ball Corporation 19,485
455 Celanese Corporation 30,831
1,807 CF Industries Holdings, Inc. 224,429
805 Cleveland-Cliffs, Inc.
g
8,211
680 Coeur Mining, Inc.
g
12,220
139 Commercial Metals Company 9,585
88 Compass Minerals International,
Inc.
g
2,350
7,485 Constellium SE
g
234,131
382 Corteva, Inc. 30,946
1,726 Crown Holdings, Inc. 169,683
2,740 DuPont de Nemours, Inc. 125,108
1,039 Eastman Chemical Company 75,941
2,371 Ecolab, Inc. 617,883
3,684 Element Solutions, Inc. 156,902
4,013 Freeport-McMoRan, Inc. 231,871
1,130 Greif, Inc. 73,721
525 Hecla Mining Company 9,460
982 Huntsman Corporation 14,111
106 Ingevity Corporation
g
8,076
61 International Flavors & Fragrances,
Inc. 4,282
2,171 International Paper Company 66,042
140 Intrepid Potash, Inc.
g
5,540
8,029 Ivanhoe Mines, Ltd.
g
65,019
72 Kaiser Aluminum Corporation 12,271
1,925 Linde plc 964,694
936 Louisiana-Pacific Corporation 67,570
141 Martin Marietta Materials, Inc. 87,289
97 Minerals Technologies, Inc. 6,978
920 Mosaic Company 21,408
11 NewMarket Corporation 7,432
3,224 Newmont Corporation 358,154
1,361 Nucor Corporation 306,620
161 O-I Glass, Inc.
g
1,467
806 Orion SA 6,061
93 Packaging Corporation of America 19,851
246 Perimeter Solutions, Inc.
g
7,454
130 PPG Industries, Inc. 14,105
14 Reliance, Inc. 5,075
103 Royal Gold, Inc. 24,038
35 Scotts Miracle-Gro Company 2,194
106 Sensient Technologies Corporation 12,046
122 Smurfit WestRock plc 4,684
1,179 Solstice Advanced Materials, Inc. 96,619
147 Sonoco Products Company 7,344
834 Steel Dynamics, Inc. 190,702
58 Stepan Company 2,902
Total 5,089,140
Real Estate 0.4%
816 Agree Realty Corporation 62,922
221 Alpine Income Property Trust, Inc. 4,155
328 Americold Realty Trust, Inc. 4,011
333 AvalonBay Communities, Inc. 60,939
981 Brixmor Property Group, Inc. 29,518
85 Broadstone Net Lease, Inc. 1,683
152 CareTrust REIT, Inc. 5,996
1,890 CBRE Group, Inc.
g
269,760
90 CoStar Group, Inc.
g
3,115

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Real Estate 0.4% - continued
1,150 Cousins Properties, Inc. $ 29,451
2,967 Crown Castle, Inc. 263,410
332 Curbline Properties Corporation 9,163
122 Cushman & Wakefield, Ltd.
g
1,713
230 Digital Realty Trust, Inc. 46,216
983 Easterly Government Properties,
Inc. 23,012
2,821 EPR Properties 157,440
1,011 Equity Lifestyle Properties, Inc. 63,986
17,173 Essential Properties Realty Trust,
Inc. 539,747
23 Essex Property Trust, Inc. 6,054
501 Extra Space Storage, Inc. 71,808
57 Federal Realty Investment Trust 6,321
2,259 Fermi, Inc.
g,h
11,589
2,292 First Industrial Realty Trust, Inc. 142,127
60 FrontView REIT, Inc. 1,062
467 Gaming and Leisure Properties,
Inc. 22,631
1,005 Getty Realty Corporation 33,286
8,710 Healthcare Realty Trust, Inc. 162,877
11,647 Host Hotels & Resorts, Inc. 246,101
39 Howard Hughes Holdings, Inc.
g
2,429
400 Independence Realty Trust, Inc. 6,524
3,123 Industrial Logistics Properties Trust 23,204
2,001 Innovative Industrial Properties,
Inc. 108,554
814 InvenTrust Properties Corporation 26,146
327 Iron Mountain, Inc. 41,199
1,699 Jones Lang LaSalle, Inc.
g
540,503
225 Kimco Realty Corporation 5,319
10 Lamar Advertising Company 1,378
105 Macerich Company 2,282
5,231 Medical Properties Trust, Inc. 25,841
11,065 Millrose Properties, Inc. 339,364
20 National Health Investors, Inc. 1,538
314 NET Lease Office Properties 4,101
3,730 NetSTREIT Corporation 76,726
82 NNN REIT, Inc. 3,591
35 Omega Healthcare Investors, Inc. 1,644
1,842 Outfront Media, Inc. 56,826
1,062 Park Hotels & Resorts, Inc. 12,181
330 Piedmont Realty Trust, Inc.
g
2,759
157 Postal Realty Trust, Inc. 3,435
162 Realty Income Corporation 10,407
80 Regency Centers Corporation 6,228
1,083 RLJ Lodging Trust 8,924
50 Ryman Hospitality Properties 5,255
7,285 Sabra Health Care REIT, Inc. 150,508
1,641 Safehold, Inc. 26,289
307 Simon Property Group, Inc. 62,539
516 STAG Industrial, Inc. 19,907
14,436 Tanger, Inc. 535,287
2,156 Terreno Realty Corporation 140,571
172 Ventas, Inc. 15,112
382 VICI Properties, Inc. 11,154
449 Xenia Hotels & Resorts, Inc. 7,305
434 Zillow Group, Inc., Class C
g
19,270
Total 4,584,393
Utilities 0.4%
1,062 Alliant Energy Corporation 77,983
643 American States Water Company 48,411
106 American Water Works Company,
Inc. 13,613
Shares Common Stock  12.8% Value
Utilities 0.4% - continued
171 Artesian Resources Corporation $ 5,354
727 Avista Corporation 29,880
250 Black Hills Corporation 18,822
200 California Water Service Group 8,448
1,824 CenterPoint Energy, Inc. 79,618
641 Clearway Energy, Inc., Class A 25,916
782 Clearway Energy, Inc., Class C 31,562
69 Consolidated Edison, Inc. 7,693
1,059 Constellation Energy Corporation 331,467
28 DTE Energy Company 4,247
2,309 Duke Energy Corporation 299,131
11,672 Edison International 811,087
3,130 Entergy Corporation 369,058
1,756 Evergy, Inc. 145,467
1,212 Eversource Energy 85,688
681 Exelon Corporation 31,319
506 FirstEnergy Corporation 24,045
289 H2O America
h
16,239
77 Middlesex Water Company 3,918
61 National Fuel Gas Company 5,147
656 New Jersey Resources
Corporation 36,939
1,661 NiSource, Inc. 80,193
65 OGE Energy Corporation 3,172
155 Otter Tail Corporation 13,832
13,675 PG&E Corporation 227,279
1,049 Pinnacle West Capital Corporation 108,802
10,537 Portland General Electric
Company 547,186
754 Spire, Inc. 68,750
19,133 UGI Corporation 690,510
274 Unitil Corporation 14,374
1,809 Vistra Energy Corporation 285,533
288 XPLR Infrastructure, LP
g
2,981
17 York Water Company 493
Total 4,554,157
Total Common Stock
(cost $115,438,846) 155,463,700
Shares
i
Private Equity Funds 1.4% Value
Secondary  1.4%
__ AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,g,j
1,880,204
__ ASF IX, LP
*,g,j
3,630,264
__ ASF VIII Sidecar (Cayman), LP
*,g,j
405,911
__ Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,g,j
3,065,471
__ LCP X (Offshore), LP
*,g,j
7,250,558
Total 16,232,408
Total Private Equity Funds
(cost $11,658,321) 16,232,408
Shares
Collateral Held for Securities
Loaned < 0 . 1% Value
52,300 Thrivent Cash Management Trust 52,300
Total Collateral Held for
Securities Loaned
(cost $52,300) 52,300

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 12.2% Value
Federal Home Loan Bank Discount
Notes
900,000 3.635%, 5/1/2026
k,l
$ 899,910
400,000 3.604%, 5/8/2026
k,l
399,681
500,000 3.595%, 5/27/2026
k,l
498,654
900,000 3.600%, 5/29/2026
k,l
897,397
100,000 3.610%, 6/3/2026
k,l
99,660
200,000 3.640%, 6/5/2026
k,l
199,280
200,000 3.610%, 6/10/2026
k,l
199,180
100,000 3.650%, 6/17/2026
k,l
99,520
200,000 3.590%, 6/18/2026
k,l
199,020
500,000 3.627%, 6/22/2026
k,l
497,350
100,000 3.635%, 6/24/2026
k,l
99,450
1,500,000 3.600%, 7/15/2026
k,l
1,488,616
500,000 3.620%, 7/17/2026
k,l
496,106
900,000 3.590%, 7/22/2026
k,l
892,540
Federal Home Loan Mortgage
Corporation Discount Notes
2,700,000 3.600%, 7/20/2026
k,l
2,678,160
Federal National Mortgage
Association Discount Notes
1,800,000 3.595%, 6/1/2026
k,l
1,794,240
State Street Institutional U.S.
Government Money Market
Fund
49,807,796 3.596%
k
49,807,796
Thrivent Core Short-Term Reserve
Fund
8,624,404 3.980% 86,244,037
U.S. Treasury Bills
400,000 3.631%, 5/19/2026
k
399,282
200,000 3.610%, 6/11/2026
k,m
199,180
300,000 3.620%, 7/2/2026
k,m
298,135
Total Short-Term Investments
(cost $148,362,940) 148,387,194
Total Investments (cost
$1,030,649,706) 101.3% $1,228,773,189
Other Assets and Liabilities, Net
(1.3%) (15,446,305)
Total Net Assets 100.0% $1,213,326,884
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $31,236,901 or 2.6% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Non-income producing security.
h All or a portion of the security is on loan.
i Private equity fund partnerships do not issue shares.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of April 30,
2026 was $16,232,408 or 1.34% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of April 30,
2026.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 1,461,022
ASF IX, LP  3/18/2024 2,814,272
ASF VIII Sidecar (Cayman), LP  6/28/2024 320,638
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,226,000
LCP X (Offshore), LP  10/25/2023 4,836,389
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 51,068
Total lending $51,068
Gross amount payable upon return of
collateral for securities loaned $52,300
Net amounts due to counterparty $1,232

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $215,053,408
Gross unrealized depreciation (27,651,691)
Net unrealized appreciation (depreciation) $187,401,717
Cost for federal income tax purposes $1,043,383,676

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 544,118,974 544,118,974 – –
U.S. Unaffiliated 4,179,962 4,179,962 – –
Long-Term Fixed Income
Asset-Backed Securities 7,631,815 – 7,631,815 –
Collateralized Mortgage Obligations 32,635,543 – 32,635,543 –
Commercial Mortgage-Backed Securities 7,773,298 – 7,773,298 –
Financials 222,025 – 222,025 –
Mortgage-Backed Securities 113,387,309 – 113,387,309 –
U.S. Government & Agencies 131,007,700 – 131,007,700 –
Common Stock
Communications Services 13,638,630 13,535,322 103,308 –
Consumer Discretionary 15,360,364 15,360,364 – –
Consumer Staples 4,521,325 4,521,325 – –
Energy 6,427,603 6,427,603 – –
Financials 21,793,285 21,793,285 – –
Health Care 14,307,081 14,307,081 – –
Industrials 19,547,027 19,484,633 62,394 –
Information Technology 45,640,695 45,010,486 630,209 –
Materials 5,089,140 5,024,121 65,019 –
Real Estate 4,584,393 4,584,393 – –
Utilities 4,554,157 4,554,157 – –
Private Equity Funds
Secondary 16,232,408 – – 16,232,408
Short-Term Investments 62,143,157 49,807,796 12,335,361 –
Subtotal Investments in Securities $1,074,795,891 $752,709,502 $305,853,981 $16,232,408
Other Investments  * Total
Affiliated Short-Term Investments 86,244,037
U.S. Affiliated Registered Investment Cos. 67,680,961
Collateral Held for Securities Loaned 52,300
Subtotal Other Investments $153,977,298
Total Investments at Value $1,228,773,189
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,435,978 6,435,978 – –
Credit Default Swaps 161,234 – 161,234 –
Total Asset Derivatives $6,597,212 $6,435,978 $161,234 $–
Liability Derivatives
Futures Contracts 4,585,008 4,095,109 489,899 –
Total Liability Derivatives $4,585,008 $4,095,109 $489,899 $–

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2025
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
04/30/2026
Private Equity Funds
 Secondary $13,384,000 $-  $1 ,338,103 $2 ,107,654 ($597,349)  $-  $- $16,232,408
Total  $13,384,000 $-   $1 ,338,103 $2,107,654 ($597,349)  $- $- $16,232,408
Investments in Securities Ending Value 04/30/2026 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $16,232,408
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $16,232,408
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $11,488,764 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 106 June 2026 $ 11,966,690 ( $ 243,752)
CBOT 2-Yr. U.S. Treasury Note 202 June 2026 42,075,551 (236,301)
CBOT 5-Yr. U.S. Treasury Note 190 June 2026 20,817,086 (328,258)
CBOT U.S. Long Bond 66 June 2026 7,720,997 (273,309)
CME E-mini Russell 2000 Index 1 June 2026 124,836 15,554
CME E-mini S&P 500 Index 153 June 2026 51,453,612 3,961,076
CME Ultra Long Term U.S. Treasury Bond 60 June 2026 7,190,767 (288,892)
ICE mini MSCI EAFE Index 324 June 2026 46,937,077 2,409,743
ICE US mini MSCI Emerging Markets Index 6 June 2026 440,655 49,605
Ultra 10-Yr. U.S. Treasury Note 47 June 2026 5,431,164 (126,773)
Total Futures Long Contracts $ 194,158,435 $ 4,938,693
CME E-mini Russell 2000 Index (83) June 2026 ( $ 10,403,097) ( $ 1,249,273)
CME E-mini S&P 500 Index (5) June 2026 (1,681,738) (129,200)
CME E-mini S&P Mid-Cap 400 Index (43) June 2026 (14,480,809) (1,219,351)
Eurex Euro STOXX 50 Index (231) June 2026 (15,364,850) (489,899)
Total Futures Short Contracts ( $ 41,930,494) ($3,087,723)
Total Futures Contracts $ 152,227,941 $1,850,970

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's credit default swap contracts held as of April 30, 2026. Investments totaling $497,315 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Sell 6/20/2031 ( $ 5,234,000) $ – $ 161,234 $ 161,234
Total Credit Default Swaps $– $161,234 $161,234
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,435,978
Total Equity Contracts 6,435,978
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 161,234
Total Credit Contracts 161,234
Total Asset Derivatives $6,597,212
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,087,723
Total Equity Contracts 3,087,723
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,497,285
Total Interest Rate Contracts 1,497,285
Total Liability Derivatives $4,585,008
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 548,294
Total Interest Rate Contracts 548,294
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 261,688
Total Return Swaps Net realized gains/(losses) on Swap agreements 11,428
Total Equity Contracts 273,116
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 78,841
Total Foreign Exchange Contracts 78,841
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (64,037)
Total Credit Contracts (64,037)
Total $836,214

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 688,352
Total Equity Contracts 688,352
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,962,408)
Total Interest Rate Contracts (1,962,408)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 177,274
Total Credit Contracts 177,274
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (211,467)
Total Foreign Exchange Contracts (211,467)
Total ($1,308,249)
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 30,
2026.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $103,793,450
Futures - Short (44,873,671)
Total Return Swaps - Long 2,750,513
Interest Rate Contracts
Futures - Long 81,627,595
Foreign Exchange Contracts
Futures - Short (3,248,106)
Credit Contracts
Credit Default Swaps - Sell Protection 371,398

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $33,348 $920 $2,640 $31,789 3,592 2.6%
Core Emerging Markets Equity 11,407 370 – 13,513 966 1.1
Core High Yield Bond – 43,754 – 44,156 2,224 3.6
Core International Equity 19,757 1,710 – 22,380 1,678 1.9
Core Investment Grade Corporate Bond – 74,843 – 75,044 3,821 6.2
Global Stock, Class S 2,751 284 – 2,986 95 0.3
High Yield, Class S 24,536 761 – 25,137 1,474 2.1
Income, Class S 65,893 1,507 585 65,659 4,006 5.4
International Equity, Class S 31,465 2,146 – 35,719 2,588 2.9
Large Cap Growth, Class S 88,780 2,626 – 87,831 3,540 7.2
Large Cap Value, Class S 129,129 7,006 – 145,796 4,078 12.0
Mid Cap Stock, Class S 13,382 1,522 – 15,114 406 1.3
Mid Cap Value ETF
1
– 1,373 – 1,536 90 0.1
Short-Term Bond, Class S 37,823 815 255 38,139 3,051 3.2
Small Cap Stock, Class S 4,404 105 – 4,914 141 0.4
Small Cap Value ETF
2
1,747 208 0 2,088 68 0.2
Total Affiliated Registered Investment
Companies 464,422 611,801 50.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 119,095 9,867 42,720 86,244 8,624 7.1
Total Affiliated Short-Term Investments 119,095 86,244 7.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,241 33,007 37,196 52 52 <0.1
Total Collateral Held for Securities Loaned 4,241 52 <0.1
Total Value $587,758 $698,097
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(329) $490 $– $919
Core Emerging Markets Equity – 1,736 – 370
Core High Yield Bond – 402 – 298
Core International Equity – 913 1,027 683
Core Investment Grade Corporate Bond – 201 – 376
Global Stock, Class S – (49) 238 45
High Yield, Class S – (160) – 760
Income, Class S (38) (1,118) – 1,507
International Equity, Class S – 2,108 1,260 886
Large Cap Growth, Class S – (3,575) 2,626 –
Large Cap Value, Class S – 9,661 5,363 1,644
Mid Cap Stock, Class S – 210 1,458 65
Mid Cap Value ETF
1
– 163 – 2
Short-Term Bond, Class S (1) (243) – 816
Small Cap Stock, Class S – 405 87 18
Small Cap Value ETF
2
0 133 168 45
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 2 – – 2,029
Total Income/Non Income Cash from Affiliated Investments $10,463
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $(366) $11,277 $12,227
1 Effective November 14, 2025, Mid Cap Value Fund converted to Mid Cap Value ETF.
2 Effective November 14, 2025, Core Small Cap Value Fund converted to Small Cap Value ETF.

Money Market Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 1.3%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 3.555%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.569%  10,000
State Street Institutional U.S.
Government Money Market Fund
43,825,080 3.596%  43,825,080
Total 43,845,080
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 45.7%
a
Value
Federal Agricultural Mortgage
Corporation
22,150,000
3.695% (SOFRRATE +
0.065%), 5/22/2026
b
22,150,000
8,800,000
3.700% (SOFRRATE +
0.070%), 7/2/2026
b
8,800,000
17,600,000
3.730% (SOFRRATE +
0.100%), 8/14/2026
b
17,600,256
22,250,000
3.660% (SOFRRATE +
0.030%), 9/4/2026
b
22,250,000
8,800,000
3.730% (SOFRRATE +
0.100%), 12/10/2026
b
8,800,000
22,250,000
3.775% (SOFRRATE +
0.145%), 1/22/2027
b
22,250,000
22,000,000
3.720% (SOFRRATE +
0.090%), 2/16/2027
b
22,000,000
8,900,000
3.705% (SOFRRATE +
0.075%), 4/22/2027
b
8,900,000
8,820,000
3.750% (SOFRRATE +
0.120%), 5/12/2027
b
8,820,000
11,000,000
3.790% (SOFRRATE +
0.160%), 8/18/2027
b
11,000,000
10,000,000
3.760% (SOFRRATE +
0.130%), 2/10/2028
b
10,000,000
Federal Farm Credit Bank
21,500,000
3.725% (FEDL 1M + 0.085%),
5/7/2026
b
21,500,000
3,800,000
3.635% (SOFRRATE +
0.005%), 5/20/2026
b
3,800,000
8,800,000
3.645% (SOFRRATE +
0.015%), 5/22/2026
b
8,800,000
4,500,000
3.700% (SOFRRATE +
0.070%), 5/28/2026
b
4,500,000
8,570,000
3.725% (SOFRRATE +
0.095%), 6/3/2026
b
8,570,000
39,475,000
3.625% (SOFRRATE +
-0.005%), 6/4/2026
b
39,475,000
30,800,000
3.630% (SOFRRATE FLAT),
6/12/2026
b
30,800,000
8,600,000
3.750% (SOFRRATE +
0.120%), 7/10/2026
b
8,600,000
8,650,000
3.705% (FEDL 1M + 0.065%),
7/15/2026
b
8,650,000
10,000,000
3.685% (SOFRRATE +
0.055%), 7/30/2026
b
10,000,000
7,000,000
3.715% (FEDL 1M + 0.075%),
8/11/2026
b
7,000,000
4,400,000
3.700% (SOFRRATE +
0.070%), 8/12/2026
b
4,400,000
13,500,000
3.655% (SOFRRATE +
0.025%), 8/14/2026
b
13,500,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  45.7%
a
Value
$ 10,000,000
3.680% (SOFRRATE +
0.050%), 8/18/2026
b
$ 10,000,000
4,500,000
3.690% (SOFRRATE +
0.060%), 9/4/2026
b
4,500,000
9,400,000
3.690% (SOFRRATE +
0.060%), 9/4/2026
b
9,400,000
8,750,000
3.700% (FCPR DLY +
-3.050%), 9/4/2026
b
8,750,000
8,850,000
3.650% (SOFRRATE +
0.020%), 9/10/2026
b
8,850,000
4,350,000
3.695% (SOFRRATE +
0.065%), 9/18/2026
b
4,350,000
5,920,000
3.755% (SOFRRATE +
0.125%), 9/21/2026
b
5,921,481
8,800,000
3.690% (SOFRRATE +
0.060%), 9/22/2026
b
8,800,000
4,400,000
3.700% (SOFRRATE +
0.070%), 10/13/2026
b
4,400,000
17,600,000
3.700% (SOFRRATE +
0.070%), 10/21/2026
b
17,600,000
4,350,000
3.765% (SOFRRATE +
0.135%), 10/21/2026
b
4,350,000
13,200,000
3.650% (FCPR DLY +
-3.100%), 11/24/2026
b
13,189,131
9,000,000
3.695% (SOFRRATE +
0.065%), 11/27/2026
b
9,000,000
13,500,000
3.655% (SOFRRATE +
0.025%), 12/1/2026
b
13,500,000
13,200,000
3.710% (SOFRRATE +
0.080%), 12/2/2026
b
13,200,000
8,600,000
3.770% (SOFRRATE +
0.140%), 12/2/2026
b
8,600,000
8,900,000
3.705% (SOFRRATE +
0.075%), 12/8/2026
b
8,900,000
13,300,000
3.670% (FCPR DLY +
-3.080%), 12/18/2026
b
13,296,508
8,700,000
3.710% (SOFRRATE +
0.080%), 12/22/2026
b
8,700,000
8,600,000
3.720% (SOFRRATE +
0.090%), 1/12/2027
b
8,600,000
9,250,000
3.775% (SOFRRATE +
0.145%), 1/21/2027
b
9,250,000
12,200,000
3.715% (SOFRRATE +
0.085%), 1/27/2027
b
12,200,000
10,000,000
3.720% (SOFRRATE +
0.090%), 2/4/2027
b
10,000,000
8,800,000
3.670% (SOFRRATE +
0.040%), 2/16/2027
b
8,800,000
13,300,000
3.725% (SOFRRATE +
0.095%), 3/5/2027
b
13,300,000
18,500,000
3.730% (SOFRRATE +
0.100%), 4/6/2027
b
18,500,000
8,900,000
3.750% (SOFRRATE +
0.120%), 5/28/2027
b
8,900,000
9,200,000
3.745% (SOFRRATE +
0.115%), 6/7/2027
b
9,200,000
8,650,000
3.785% (FEDL 1M + 0.145%),
6/23/2027
b
8,650,000
4,400,000
3.695% (SOFRRATE +
0.065%), 7/9/2027
b
4,400,000
13,600,000
3.750% (SOFRRATE +
0.120%), 7/27/2027
b
13,600,000
4,500,000
3.740% (SOFRRATE +
0.110%), 8/5/2027
b
4,500,000

Money Market Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  45.7%
a
Value
$ 8,800,000
3.745% (SOFRRATE +
0.115%), 8/27/2027
b
$ 8,800,000
7,000,000
3.800% (FEDL 1M + 0.160%),
9/10/2027
b
7,000,000
4,400,000
3.830% (FEDL 1M + 0.190%),
9/29/2027
b
4,400,000
8,800,000
3.770% (FCPR DLY +
-2.980%), 10/14/2027
b
8,798,995
7,400,000
3.755% (SOFRRATE +
0.125%), 11/3/2027
b
7,400,000
12,060,000
3.700% (SOFRRATE +
0.070%), 12/13/2027
b
12,060,000
Federal Home Loan Bank
17,800,000
3.635% (SOFRRATE +
0.005%), 5/5/2026
b
17,800,000
30,300,000
3.635% (SOFRRATE +
0.005%), 5/11/2026
b
30,299,961
21,700,000
3.680% (SOFRRATE +
0.050%), 5/14/2026
b
21,700,000
22,200,000
3.630% (SOFRRATE FLAT),
5/18/2026
b
22,200,000
8,800,000
3.635% (SOFRRATE +
0.005%), 5/18/2026
b
8,800,000
10,000,000
3.640% (SOFRRATE +
0.010%), 5/20/2026
b
10,000,000
22,250,000
3.630% (SOFRRATE FLAT),
5/22/2026
b
22,250,000
22,250,000
3.630% (SOFRRATE FLAT),
5/26/2026
b
22,250,000
11,000,000
3.635% (SOFRRATE +
0.005%), 5/26/2026
b
11,000,000
22,800,000
3.640% (SOFRRATE +
0.010%), 6/3/2026
b
22,800,000
17,750,000
3.630% (SOFRRATE FLAT),
6/4/2026
b
17,750,000
8,900,000 1.080% , 6/9/2026 8,875,349
19,580,000
3.630% (SOFRRATE FLAT),
6/10/2026
b
19,580,000
22,250,000
3.640% (SOFRRATE +
0.010%), 6/15/2026
b
22,250,175
8,865,000 0.670% , 6/16/2026 8,831,516
13,500,000
3.630% (SOFRRATE FLAT),
6/22/2026
b
13,500,000
22,250,000
3.635% (SOFRRATE +
0.005%), 6/22/2026
b
22,250,000
8,700,000
3.665% (SOFRRATE +
0.035%), 7/1/2026
b
8,699,912
13,350,000
3.630% (SOFRRATE FLAT),
7/6/2026
b
13,350,000
17,750,000
3.635% (SOFRRATE +
0.005%), 7/6/2026
b
17,750,000
23,320,000
3.630% (SOFRRATE FLAT),
7/10/2026
b
23,320,000
13,200,000
3.650% (SOFRRATE +
0.020%), 7/10/2026
b
13,200,000
8,900,000 1.100% , 7/13/2026 8,854,631
9,000,000
3.745% (SOFRRATE +
0.115%), 7/16/2026
b
9,000,000
35,600,000
3.635% (SOFRRATE +
0.005%), 7/17/2026
b
35,600,000
8,650,000
3.680% (SOFRRATE +
0.050%), 7/20/2026
b
8,650,000
22,100,000
3.635% (SOFRRATE +
0.005%), 7/23/2026
b
22,100,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  45.7%
a
Value
$ 22,250,000
3.640% (SOFRRATE +
0.010%), 7/28/2026
b
$ 22,250,000
69,950,000
3.635% (SOFRRATE +
0.005%), 8/3/2026
b
69,949,009
8,700,000
3.695% (SOFRRATE +
0.065%), 8/10/2026
b
8,700,000
9,250,000
3.715% (SOFRRATE +
0.085%), 11/6/2026
b
9,250,000
23,000,000
3.660% (SOFRRATE +
0.030%), 12/30/2026
b
23,000,000
4,500,000
3.690% (SOFRRATE +
0.060%), 1/29/2027
b
4,500,000
13,500,000
3.725% (SOFRRATE +
0.095%), 2/25/2027
b
13,500,000
8,750,000
3.730% (SOFRRATE +
0.100%), 7/2/2027
b
8,750,000
20,240,000
3.760% (SOFRRATE +
0.130%), 12/8/2027
b
20,240,000
Federal Home Loan Mortgage
Corporation
3,350,000
3.770% (SOFRRATE +
0.140%), 9/23/2026
b
3,351,433
10,000,000
3.755% (SOFRRATE +
0.125%), 4/23/2027
b
10,001,738
8,800,000
3.725% (SOFRRATE +
0.095%), 5/5/2027
b
8,800,000
17,600,000
3.745% (SOFRRATE +
0.115%), 5/5/2027
b
17,599,859
8,700,000
3.725% (SOFRRATE +
0.095%), 6/16/2027
b
8,698,158
6,500,000
3.770% (SOFRRATE +
0.140%), 9/22/2027
b
6,500,000
Federal National Mortgage
Association
23,700,000
3.770% (SOFRRATE +
0.140%), 12/11/2026
b
23,707,867
U.S. International Development
Finance Corporation
2,095,590
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,095,590
2,634,233
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,634,233
513,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
513,000
2,723,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,723,000
1,930,936
3.820% (T-BILL 3M FLAT),
5/7/2026
b
1,930,937
3,441,872
3.820% (T-BILL 3M FLAT),
5/7/2026
b
3,441,872
3,430,980
3.820% (T-BILL 3M FLAT),
5/7/2026
b
3,430,980
6,667,979
3.820% (T-BILL 3M FLAT),
5/7/2026
b
6,667,979
947,917
3.820% (T-BILL 3M FLAT),
5/7/2026
b
947,917
328,848
3.820% (T-BILL 3M FLAT),
5/7/2026
b
328,848
2,496,263
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,496,263
2,993,700
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,993,700
2,559,620
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,559,620

Money Market Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  45.7%
a
Value
$ 417,692
3.820% (T-BILL 3M FLAT),
5/7/2026
b
$ 417,692
5,707,401
3.820% (T-BILL 3M FLAT),
5/7/2026
b
5,707,401
10,892,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
10,892,000
2,960,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,960,000
1,078,352
3.820% (T-BILL 3M FLAT),
5/7/2026
b
1,078,352
840,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
840,000
645,833
3.820% (T-BILL 3M FLAT),
5/7/2026
b
645,833
1,250,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
1,250,000
1,330,189
3.830% (T-BILL 3M FLAT),
5/7/2026
b
1,330,189
2,023,586
3.830% (T-BILL 3M FLAT),
5/7/2026
b
2,023,586
2,850,000 3.900% , 7/17/2026 2,880,749
2,900,000 4.220% , 7/17/2026 2,996,711
11,300,000 4.220% , 7/17/2026 11,676,840
7,050,000 4.091% , 8/16/2026 7,249,860
6,585,000 3.860% , 1/17/2027 6,654,071
5,340,000 3.860% , 1/17/2027 5,396,012
16,875,000 3.900% , 1/24/2027 17,043,071
2,800,000 3.880% , 4/23/2027 2,802,315
Total 1,523,899,600
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 17.1%
a
Value
Federal Agricultural Mortgage
Corporation
35,600,000 3.640% , 5/8/2026 35,574,803
Federal Farm Credit Bank
19,550,000 3.640% , 5/26/2026 19,500,582
35,600,000 3.620% , 6/2/2026 35,485,447
7,900,000 3.600% , 7/8/2026 7,846,280
Federal Home Loan Bank
23,876,000 3.635% , 5/1/2026 23,876,000
32,300,000 3.628% , 5/15/2026 32,254,430
50,900,000 3.635% , 5/22/2026 50,792,078
30,000,000 3.626% , 5/27/2026 29,921,444
35,600,000 3.600% , 5/29/2026 35,500,320
9,500,000 3.630% , 6/3/2026 9,468,389
15,405,000 3.630% , 6/5/2026 15,350,633
22,250,000 3.615% , 6/9/2026 22,162,863
38,400,000 3.629% , 6/10/2026 38,245,163
52,050,000 3.624% , 6/12/2026 51,829,919
35,600,000 3.635% , 6/16/2026 35,434,648
20,800,000 3.627% , 6/17/2026 20,701,519
6,600,000 3.630% , 6/22/2026 6,565,394
33,280,000 3.642% , 7/6/2026 33,057,784
2,850,000 3.630% , 9/2/2026 2,814,365
26,700,000 3.640% , 10/6/2026 26,273,453
22,250,000 3.610% , 12/7/2026 21,759,140
13,350,000 3.600% , 1/29/2027 12,985,545
Federal National Mortgage
Association
1,940,000 3.640% , 5/20/2026 1,936,273
Total 569,336,472
Principal
Amount U.S. Treasury Debt 28.8%
a
Value
U.S. Treasury Bills
$ 66,750,000 3.632% , 5/7/2026 $ 66,709,595
106,800,000 3.631% , 5/14/2026 106,659,952
89,000,000 3.632% , 5/19/2026 88,838,394
35,650,000 3.627% , 5/28/2026 35,553,023
31,150,000 3.622% , 6/16/2026 31,005,846
13,350,000 3.621% , 6/25/2026 13,276,155
57,860,000 3.610% , 7/9/2026 57,459,609
44,500,000 3.608% , 7/14/2026 44,170,014
124,600,000 3.616% , 7/16/2026 123,648,790
17,800,000 3.601% , 7/23/2026 17,652,219
22,250,000 3.636% , 7/28/2026 22,052,242
22,250,000 3.614% , 8/4/2026 22,037,791
22,250,000 3.605% , 8/18/2026 22,007,111
33,400,000 3.604% , 8/25/2026 33,012,170
35,600,000 3.565% , 9/17/2026 35,109,971
22,250,000 3.610% , 10/8/2026 21,893,011
U.S. Treasury Notes
39,300,000 0.875% , 6/30/2026 39,118,460
55,900,000 4.375% , 7/31/2026 55,992,486
40,630,000 4.125% , 10/31/2026 40,712,555
22,250,000 4.000% , 1/15/2027 22,274,941
35,575,000 4.125% , 1/31/2027 35,686,990
22,250,000 3.750% , 4/30/2027 22,236,094
Total 957,107,419
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 7.1%
a
Value
RBC Dominion Securities
236,750,000 3.620% , 5/1/2026
c
236,750,000
Total 236,750,000
Total Investments (at amortized
cost) 100.0% $3,330,938,571
Other Assets and Liabilities,
Net (<0.1%) (743,306)
Total Net Assets 100.0% $3,330,195,265
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated April 30, 2026, $236,773,807
maturing May 1, 2026, collateralized by $241,509,341 U.S.
Treasuries (including strips), 0.500%-4.750%, due August
18, 2026 - November 15, 2053.
Reference Rate Index:
FCPR DLY - Federal Reserve Bank Prime Loan Daily Rate
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $3,330,938,571

Money Market Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 43,845,080 43,845,080 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 1,523,899,600 – 1,523,899,600 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 569,336,472 – 569,336,472 –
U.S. Treasury Debt 957,107,419 – 957,107,419 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 236,750,000 – 236,750,000 –
Total Investments at Amortized Cost $3,330,938,571 $43,845,080 $3,287,093,491 $–

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 51. 1 % Value
Asset-Backed Securities 10.1%
522 Funding CLO, Ltd.
$ 1,150,000
5.423%,  (TSFR3M +
1.750%), 4/15/2035, Ser.
2019-5A, Class CR2
a,b
$ 1,131,867
AGL CLO 13, Ltd.
2,500,000
5.475%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
2,489,562
Anchorage Capital CLO 20, Ltd.
2,100,000
6.875%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
2,086,522
Anchorage Capital CLO 21, Ltd.
1,500,000
5.575%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,481,071
Annisa CLO, Ltd.
327,067
5.175%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
327,122
Avis Budget Rental Car Funding
AESOP, LLC
825,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
829,487
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,720,004
Balboa Bay Loan Funding, Ltd.
1,500,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
1,481,184
1,000,000
5.925%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
998,591
Barings CLO, Ltd.
1,100,000
5.575%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,093,809
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.325%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,245,775
Battalion CLO XI, Ltd.
2,000,000
5.617%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,974,236
Battalion CLO XIV, Ltd.
1,700,000
5.675%,  (TSFR3M +
2.000%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,691,512
Battalion CLO XXI, Ltd.
2,500,000
5.673%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,470,205
Business Jet Securities, LLC
661,013
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
653,145
857,663
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
855,822
College Avenue Student Loans,
LLC
119,888
5.419%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
121,073
Principal
Amount Long-Term Fixed Income  51.1% Value
Asset-Backed Securities 10.1% - continued
Dryden 72 CLO, Ltd.
$ 950,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
$ 950,546
Dryden 85 CLO, Ltd.
2,865,000
5.773%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,b
2,868,068
Education Funding Trust
428,565
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
410,327
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
608,681
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,355,779
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
753,991
1,250,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
1,232,722
HOMES Trust
1,402,182
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,c
1,395,016
769,550
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,c
762,205
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,366,369
HPS Loan Management, Ltd.
1,175,000
5.457%,  (TSFR3M +
1.800%), 4/15/2037, Ser.
2024-19A, Class CR
a,b,d
1,175,123
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.075%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
997,419
KKR Static CLO I, Ltd.
2,000,000
5.125%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,999,968
LCM 41, Ltd.
2,050,000
7.273%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
1,997,512
LEDN Issuer Trust
725,000
6.748%,  2/25/2041, Ser.
2026-1A, Class A
a
726,064
Lightpath Fiber Issuer, LLC
1,600,000
5.597%,  3/25/2056, Ser.
2026-1A, Class A2
a
1,603,840
Marathon CLO, Ltd.
1,550,000
5.223%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
1,549,963
MetroNet Infrastructure Issuer, LLC
2,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
2,015,835
650,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
649,425

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Asset-Backed Securities 10.1% - continued
Octagon Investment Partners 50,
Ltd.
$ 2,125,000
5.673%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
$ 2,106,056
Octagon Investment Partners 51,
Ltd.
3,000,000
6.525%,  (TSFR3M +
2.850%), 7/20/2034, Ser.
2021-1A, Class DR
a,b
2,945,031
Pagaya AI Debt Grantor Trust
270,231
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
270,827
562,136
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
563,880
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
316,935
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
317,127
Palmer Square Loan Funding, Ltd.
1,450,000
5.523%,  (TSFR3M +
1.850%), 10/15/2032, Ser.
2024-1A, Class CR
a,b
1,442,827
1,250,000
5.173%,  (TSFR3M +
1.500%), 1/15/2033, Ser.
2024-2A, Class BR
a,b
1,249,971
1,450,000
5.253%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
1,439,883
1,550,000
5.357%,  (TSFR3M +
1.700%), 7/15/2034, Ser.
2026-1A, Class B
a,b,d
1,550,084
Park Blue CLO, Ltd.
1,500,000
5.855%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,502,285
PPM CLO 3, Ltd.
2,100,000
5.730%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
2,070,621
RFS Asset Securitization V, LLC
1,250,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,256,777
Rockford Tower CLO, Ltd.
1,675,000
5.625%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,674,968
2,500,000
5.573%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
2,502,298
Sculptor CLO XXVIII, Ltd.
1,600,000
5.625%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,575,784
Signal Peak CLO 1, Ltd.
1,750,000
5.630%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,749,235
1,625,000
7.180%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,580,462
Principal
Amount Long-Term Fixed Income  51.1% Value
Asset-Backed Securities 10.1% - continued
Sunnova Hestia I Issuer, LLC
$ 234,230
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,e
$ 227,973
Sunnova Hestia II Issuer, LLC
1,246,803
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
1,200,414
Symphony CLO XX, Ltd.
1,000,000
6.680%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,004,325
TCW CLO, Ltd.
1,250,000
5.467%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,250,659
3,090,000
5.425%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,100,608
VERDE CLO, Ltd.
2,100,000
6.873%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,109,110
Veros Auto Receivables Trust
384,407
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
385,752
Wind River CLO, Ltd.
1,500,000
5.525%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
1,500,467
Zayo Issuer, LLC
1,275,000
5.546%,  4/20/2056, Ser.
2026-1A, Class A2
a
1,271,871
1,550,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
1,542,896
Total 86,462,031
Basic Materials < 0.1%
FMC Corporation
160,000 8.450%,  11/1/2055
b
106,037
Peabody Energy Corporation,
Convertible
134,000 3.250%,  3/1/2028 205,891
Total 311,928
Capital Goods 0.3%
Array Technologies, Inc.,
Convertible
151,000 1.000%,  12/1/2028 140,506
152,000 2.875%,  7/1/2031
a
196,840
BWX Technologies, Inc.,
Convertible
577,000 Zero Coupon,  11/1/2030
a,f
624,314
Fluor Corporation, Convertible
405,000 1.125%,  8/15/2029 542,700
Greenbrier Companies, Inc.,
Convertible
226,000 2.875%,  4/15/2028 254,566
JBT Marel Corporation,
Convertible
392,000 0.375%,  9/15/2030
a
368,480
Mirion Technologies, Inc.,
Convertible
176,000 0.250%,  6/1/2030
a
198,704

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Capital Goods 0.3% - continued
$ 157,000 Zero Coupon,  10/1/2031
a
$ 155,116
Patrick Industries, Inc., Convertible
184,000 1.750%,  12/1/2028 276,368
Total 2,757,594
Collateralized Mortgage Obligations 15.7%
A&D Mortgage Trust
800,156
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
807,828
726,067
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
731,242
1,443,128
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,446,483
ACRA Trust
1,235,043
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
1,237,433
Archwest Mortgage Trust
1,500,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,c
1,496,820
875,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,c
876,206
Arroyo Mortgage Trust
1,500,000
4.269%,  12/25/2056, Ser.
2022-1, Class A1B
a
1,423,820
Banc of America Alternative Loan
Trust
614,360
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 554,885
Banc of America Mortgage
Securities Trust
102,983
5.050%,  9/25/2035, Ser.
2005-H, Class 2A1
b
92,558
161,772
5.589%,  9/25/2035, Ser.
2005-H, Class 3A1
b
155,386
Bellemeade Re, Ltd.
1,450,000
6.145%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
1,457,154
BRAVO Residential Funding Trust
974,028
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,c
967,319
Builder Circle Mortgage Trust
1,700,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a,d
1,699,974
CFST Mortgage Trust
1,600,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,611,823
CHNGE Mortgage Trust
1,025,676
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,006,859
239,878
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
239,133
1,050,940
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
1,047,720
286,502
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
286,148
CIM Trust
751,694
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
749,521
Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 179,520
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 178,327
750,601
4.955%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
683,514
CLIP Trust
1,170,000
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
1,169,290
COLT Mortgage Loan Trust
913,888
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
913,257
840,247
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
845,825
Countrywide Alternative Loan Trust
210,212
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 172,432
296,866
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 232,446
292,434
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 199,030
85,584
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 67,143
171,926
7.000%,  10/25/2037, Ser.
2007-24, Class A10 54,039
CSMC Trust
246,150
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
213,697
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
403,954
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 354,255
Federal Home Loan Mortgage
Corporation - REMIC
477,691
4.000%,  1/25/2051, Ser.
5249, Class LA 472,070
1,550,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,544,687
8,709,738
1.500%,  3/25/2051, Ser.
5092, Class IC
g
756,531
1,325,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,314,793
1,184,498
7.645%,  (SOFR30A +
4.000%), 5/25/2026, Ser.
5567, Class MB
b
1,219,418
1,000,000
5.000%,  5/25/2055, Ser.
5537, Class KM 972,645
740,330
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 619,284
1,238,731
5.000%,  9/25/2054, Ser.
5473, Class HL 1,234,528
11,062,166
1.500%,  12/25/2050, Ser.
5107, Class IO
g
1,061,429
2,698,419
2.000%,  12/25/2050, Ser.
5051, Class WI
g
352,045
43,753
3.000%,  5/15/2027, Ser.
4046, Class GI
g
299
112,140
3.000%,  7/15/2027, Ser.
4084, Class NI
g
1,358
568,938
3.500%,  10/15/2032, Ser.
4119, Class KI
g
38,824
442,973
3.000%,  4/15/2033, Ser.
4203, Class DI
g
14,838

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
$ 1,401,431
5.500%,  1/25/2046, Ser.
5617, Class AZ $ 1,391,439
Federal Home Loan Mortgage
Corporation STRIPS
771,836
3.500%,  8/15/2035, Ser.
345, Class C8
g
66,773
Federal National Mortgage
Association - REMIC
1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,281,933
1,850,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,811,339
1,000,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 975,448
1,074,466
5.000%,  8/25/2055, Ser.
2025-66, Class KZ 1,032,729
1,784,564
2.000%,  12/25/2050, Ser.
2020-89, Class IM
g
237,713
69,552
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
698
70,850
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
527
299,251
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
3,606
207,814
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
2,184
77,327
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
889
174,586
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,688
80,332
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
1,180
177,242
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
2,253
181,585
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
3,270
474,539
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
30,307
First Horizon Alternative Mortgage
Securities Trust
81,387
5.163%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
77,064
Flagstar Mortgage Trust
1,243,167
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,083,071
1,436,944
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,189,521
589,676
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
534,104
GCAT Trust
1,346,993
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
1,383,088
1,000,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
992,283
721,812
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
679,304
1,148,155
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,161,296
GMAC Mortgage Corporation
Loan Trust
276,566
3.855%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
248,695
Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
$ 39,640
4.269%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
$ 17,991
GMACM Mortgage Loan Trust
8,934
3.321%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
4,481
GS Mortgage-Backed Securities
Trust
1,613,574
4.978%,  5/25/2066, Ser.
2026-DSC1, Class A2
a,c
1,600,213
1,014,205
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,013,203
Home Equity Asset Trust
882,188
5.089%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
855,474
Home Re, Ltd.
871,312
8.245%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
890,313
HOMES Trust
875,000
6.952%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
872,502
HTAP Issuer Trust
1,280,884
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,271,171
1,567,735
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,562,299
IndyMac IMJA Mortgage Loan
Trust
282,002
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 105,431
IndyMac INDA Mortgage Loan
Trust
1,387,822
3.466%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,070,534
J.P. Morgan Alternative Loan Trust
266,353
4.781%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
197,403
J.P. Morgan Mortgage Trust
369,837
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
318,550
489,216
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
484,541
661,021
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
656,304
82,335
5.016%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
81,708
LHOME Mortgage Trust
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
1,225,607
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
1,003,784
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,c
1,629,040
Long Beach Mortgage Loan Trust
930,617
5.269%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
971,444

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 501,694
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 150,721
MFA Trust
1,938,978
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,c
1,941,891
216,297
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
212,628
Morgan Stanley Residential
Mortgage Loan Trust
1,711,939
4.988%,  1/26/2071, Ser.
2026-NQM2, Class A2
a,c
1,695,605
1,434,755
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,c
1,432,811
1,627,501
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
1,627,193
MortgageIT Securities Corporation
Mortgage Loan Trust
1,340,309
4.229%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,188,976
New Residential Mortgage Loan
Trust
1,800,000
3.875%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,428,319
NYMT Loan Trust
2,152,690
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,c
2,147,299
PMT Loan Trust
1,650,000
5.000%,  1/25/2057, Ser.
2026-J1, Class A8
a,b
1,579,740
1,466,915
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,483,704
1,750,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
1,763,228
1,150,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,140,890
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,004,092
Point Securitization Trust
1,212,396
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,213,658
1,247,313
5.750%,  9/25/2055, Ser.
2025-2, Class A1
a
1,237,673
PRET, LLC
483,987
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,c
480,501
1,456,663
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
1,458,424
1,736,000
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,c
1,735,983
622,865
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,c
623,656
950,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
952,131
PRKCM Trust
162,161
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
161,641
394,591
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
396,990
Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
PRPM Trust
$ 1,035,000
6.169%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
$ 1,038,123
1,350,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,361,241
PRPM, LLC
946,486
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
934,954
875,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
838,302
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,257,886
1,325,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
1,232,631
1,250,000
5.207%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
1,240,844
1,339,032
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
1,339,696
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
1,751,836
947,334
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
944,323
1,398,912
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
1,394,307
700,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
698,420
1,544,667
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,c
1,539,144
Radnor Re, Ltd.
1,164,397
6.545%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
1,168,188
RCO IX Mortgage, LLC
867,918
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
868,717
1,060,061
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
1,059,856
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
127,936
Residential Accredit Loans, Inc.
Trust
215,657
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 192,944
325,700
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 270,697
155,038
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 133,079
Residential Funding Mortgage
Security I Trust
328,110
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 267,601
Roc Mortgage Trust
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
1,753,443
Saluda Grade Alternative
Mortgage Trust
1,505,116
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
1,504,869
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,659,386

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
Santander Mortgage Asset
Receivable Trust
$ 583,148
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
$ 581,701
Saxon Asset Securities Trust
335,414
2.189%,  8/25/2035, Ser.
2004-2, Class MF2
b
308,217
Sequoia Mortgage Trust
1,050,000
5.974%,  3/25/2054, Ser.
2024-2, Class A13
a,b
1,051,807
1,475,000
5.000%,  5/25/2056, Ser.
2026-5, Class A8
a,b
1,391,469
1,600,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
1,526,563
146,428
3.471%,  9/20/2046, Ser.
2007-1, Class 4A1
b
95,562
Structured Adjustable Rate
Mortgage Loan Trust
73,868
4.591%,  7/25/2035, Ser.
2005-15, Class 4A1
b
65,361
Toorak Mortgage Trust
1,750,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,756,357
Triangle Re, Ltd.
235,285
7.045%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
236,649
TVC Mortgage Trust
1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,553,578
Unlock HEA Trust
1,203,912
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,202,948
1,276,212
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,272,595
1,189,611
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,186,983
Velocity Commercial Capital Loan
Trust
517,212
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
523,574
724,996
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
732,032
530,524
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
541,324
Verus Securitization Trust
1,286,730
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
1,291,898
1,480,527
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,309,180
588,220
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
524,762
VOLT C, LLC
1,265,453
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,270,779
VOLT CVI, LLC
273,576
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a
273,930
Vontive Mortgage Trust
1,325,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,339,633
Principal
Amount Long-Term Fixed Income  51.1% Value
Collateralized Mortgage Obligations 15.7% -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 278,230
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 245,507
Total 134,517,297
Commercial Mortgage-Backed Securities 1.2%
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,016,598
BANK
13,325,744
0.521%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
273,793
7,171,402
0.831%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
326,629
1,750,000
4.450%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,703,452
BBCMS Mortgage Trust
7,080,377
1.323%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
416,818
1,500,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,514,859
BMO Mortgage Trust
39,760,768
1.222%,  10/15/2058, Ser.
2025-C13, Class XA
b,g
3,005,274
Home Partners of America Trust
1,215,833
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,103,685
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,252,452
Total 10,613,560
Communications Services 0.2%
Bell Telephone Company of
Canada
153,000 7.000%,  9/15/2055
b
158,776
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b
203,839
153,000 7.125%,  4/15/2055
b
157,836
Snap, Inc., Convertible
117,000 0.125%,  3/1/2028 106,622
377,000 0.500%,  5/1/2030 317,057
TELUS Corporation
103,000 6.625%,  10/15/2055
b
104,151
Vodafone Group plc
352,000 7.000%,  4/4/2079
b
367,093
Total 1,415,374
Consumer Cyclical 0.4%
Burlington Stores, Inc., Convertible
142,000 1.250%,  12/15/2027 230,963
Compass, Inc., Convertible
407,000 0.250%,  4/15/2031
a
357,346
Cracker Barrel Old Country Store,
Inc., Convertible
30,000 1.750%,  9/15/2030
a
23,913
DraftKings Holdings, Inc.,
Convertible
574,000 Zero Coupon,  3/15/2028 523,775

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Consumer Cyclical 0.4% - continued
EZCORP, Inc., Convertible
$ 152,000 3.750%,  12/15/2029
a
$ 454,252
General Motors Financial
Company, Inc.
81,000 5.750%,  9/30/2027
b,h
80,303
70,000 5.700%,  9/30/2030
b,h
68,782
Live Nation Entertainment, Inc.,
Convertible
128,000 3.125%,  1/15/2029 200,589
153,000 2.875%,  1/15/2030 170,365
208,000 2.875%,  10/15/2031
a
215,565
Marriott Vacations Worldwide
Corporation, Convertible
191,000 3.250%,  12/15/2027 184,983
Meritage Homes Corporation,
Convertible
74,000 1.750%,  5/15/2028 72,557
Uber Technologies, Inc.,
Convertible
165,000 Zero Coupon,  5/15/2028
a
180,065
220,000 0.875%,  12/1/2028 268,950
Total 3,032,408
Consumer Non-Cyclical 0.3%
BioMarin Pharmaceutical, Inc.,
Convertible
148,000 1.250%,  5/15/2027 143,264
Chefs' Warehouse, Inc.,
Convertible
132,000 2.375%,  12/15/2028 242,880
CVS Health Corporation
144,000 6.750%,  12/10/2054
b
149,188
Envista Holdings Corporation,
Convertible
66,000 1.750%,  8/15/2028 65,670
Integer Holdings Corporation,
Convertible
132,000 2.125%,  2/15/2028 156,222
417,000 1.875%,  3/15/2030 403,447
Jazz Investments I, Ltd.,
Convertible
407,000 3.125%,  9/15/2030 608,058
LCI Industries, Convertible
285,000 3.000%,  3/1/2030 337,725
Post Holdings, Inc., Convertible
252,000 2.500%,  8/15/2027 281,736
Spectrum Brands, Inc.,
Convertible
146,000 3.375%,  6/1/2029 148,730
Winnebago Industries, Inc.,
Convertible
165,000 3.250%,  1/15/2030 153,037
Zoetis, Inc., Convertible
251,000 0.250%,  6/15/2029
a
248,114
Total 2,938,071
Energy 0.4%
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,h
189,366
301,000 6.450%,  12/1/2033
b,h
315,196
Principal
Amount Long-Term Fixed Income  51.1% Value
Energy 0.4% - continued
Crescent Energy Company,
Convertible
$ 489,000 2.750%,  3/15/2031
a
$ 562,594
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
291,966
290,000 7.625%,  1/15/2083
b
314,227
Energy Transfer, LP
128,000 8.000%,  5/15/2054
b
135,683
64,000 7.125%,  5/15/2030
b,h
65,730
Northern Oil and Gas, Inc.,
Convertible
586,000 3.625%,  4/15/2029 621,160
Phillips 66 Company
170,000 6.200%,  3/15/2056
b
170,559
TransCanada PipeLines, Ltd.
210,000 6.375%,  10/17/2056
b
211,612
TransCanada Trust
247,000 5.875%,  8/15/2076
b
247,349
UGI Corporation, Convertible
92,000 5.000%,  6/1/2028 127,880
Venture Global LNG, Inc.
320,000 9.000%,  9/30/2029
a,b,h
316,494
Total 3,569,816
Financials 2.0%
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
165,683
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,b,h
239,580
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,h
467,790
American Express Company
320,000 3.550%,  9/15/2026
b,h
316,974
Bank of America Corporation
365,000 6.125%,  4/27/2027
b,h
367,482
Bank of New York Mellon
Corporation
260,000 5.950%,  12/20/2030
b,h
263,480
Bank of Nova Scotia
205,000 6.875%,  10/27/2085
b
207,442
Boston Properties, LP, Convertible
94,000 2.000%,  10/1/2030
a
87,890
Capital Automotive REIT
1,503,334
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,445,691
Capital One Financial Corporation
217,000 3.950%,  9/1/2026
b,h
215,302
Charles Schwab Corporation
304,000 4.000%,  6/1/2026
b,h
303,502
480,000 6.100%,  6/1/2031
b,h
480,213
CHL Mortgage Pass-Through Trust
38,593
6.166%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
38,687
204,770
6.000%,  4/25/2037, Ser.
2007-3, Class A18 89,831
136,513
6.000%,  4/25/2037, Ser.
2007-3, Class A33 59,887
474,009
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 190,558

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Financials 2.0% - continued
Citigroup, Inc.
$ 145,000 7.375%,  5/15/2028
b,h
$ 148,976
148,000 7.625%,  11/15/2028
b,h
153,908
128,000 7.125%,  8/15/2029
b,h
129,874
151,000 6.950%,  2/15/2030
b,h
153,672
185,000 7.000%,  8/15/2034
b,h
192,174
340,000 6.625%,  12/29/2049
b
344,167
190,000 6.875%,  12/29/2049
b
192,907
Citizens Financial Group, Inc.
197,000 4.000%,  10/6/2026
b,h
194,793
Coinbase Global, Inc., Convertible
236,000 Zero Coupon,  10/1/2029
a
214,595
195,000 0.250%,  4/1/2030 189,247
233,000 Zero Coupon,  10/1/2032
a
196,419
COPT Defense Properties, LP,
Convertible
47,000 5.250%,  9/15/2028
a
54,933
Core Scientific, Inc., Convertible
85,000 3.000%,  9/1/2029
a
171,053
112,000 Zero Coupon,  6/15/2031
a
138,880
Corebridge Financial, Inc.
115,000 6.375%,  9/15/2054
b
114,350
133,000 6.875%,  12/15/2052
b
134,996
Countrywide Home Loan
Mortgage Pass Through Trust
159,670
4.782%,  11/25/2035, Ser.
2005-22, Class 2A1
b
132,953
Credit Suisse Group AG
138,000 7.250%,  N/A
*,i
33,120
222,000 7.500%,  N/A
*,i
53,280
Dai-ichi Life Insurance Company,
Ltd.
170,000 6.200%,  1/16/2035
a,b,h
173,746
Digital Realty Trust, LP, Convertible
156,000 1.875%,  11/15/2029
a
175,032
Encore Capital Group, Inc.,
Convertible
137,000 4.000%,  3/15/2029 193,650
Federal Realty OP, LP, Convertible
61,000 3.250%,  1/15/2029
a
63,562
Goldman Sachs Group, Inc.
330,000 3.650%,  8/10/2026
b,h
328,964
300,000 4.125%,  11/10/2026
b,h
296,987
147,000 6.125%,  11/10/2034
b,f,h
148,098
Hartford Insurance Group, Inc.
136,000
6.039%,  (TSFR3M +
2.387%), 2/12/2047
a,b
130,974
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
66,000 3.750%,  8/15/2028
a
104,973
Hercules Capital, Inc., Convertible
16,000 4.750%,  9/1/2028
a
15,552
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,h
143,697
Huntington Bank Auto Credit-
Linked Notes
687,420
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
692,306
JPMorgan Chase & Company
145,000 6.500%,  4/1/2030
b,h
148,850
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,944
Principal
Amount Long-Term Fixed Income  51.1% Value
Financials 2.0% - continued
Lincoln National Corporation
$ 74,000
6.272%,  (TSFR3M +
2.619%), 5/18/2026
b
$ 60,865
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,h
420,809
MetLife, Inc.
155,000 6.350%,  3/15/2055
b,f
158,667
220,000 5.875%,  3/15/2028
b,h
220,154
292,000 6.400%,  12/15/2036 299,120
Nippon Life Insurance Company
485,000 5.950%,  4/16/2054
a,b
494,232
Pebblebrook Hotel Trust,
Convertible
237,000 1.750%,  12/15/2026 232,908
205,000 1.625%,  1/15/2030
a
223,245
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,h
197,304
236,000 6.250%,  3/15/2030
b,h
239,822
Provident Financing Trust I
108,000 7.405%,  3/15/2038 115,106
Prudential Financial, Inc.
217,000 6.750%,  3/1/2053
b
228,510
100,000 3.700%,  10/1/2050
b
92,232
Realty Income Corporation,
Convertible
112,000 3.500%,  1/15/2029
a
116,760
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a
55,804
70,000 4.125%,  3/15/2029
a
69,440
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
203,538
Shift4 Payments, Inc., Convertible
314,000 0.500%,  8/1/2027 295,871
Starwood Property Trust, Inc.,
Convertible
174,000 6.750%,  7/15/2027 178,872
State Street Corporation
141,000 6.700%,  3/15/2029
b,f,h
145,296
Sumisho Air Lease Corporation
222,000 4.650%,  6/15/2026
b,h
220,979
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
292,388
Tanger Properties, LP, Convertible
32,000 2.375%,  1/15/2031
a
33,446
Terawulf, Inc., Convertible
35,000 2.750%,  2/1/2030
a
95,585
71,000 1.000%,  9/1/2031
a
137,705
79,000 Zero Coupon,  5/1/2032
a
107,819
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
166,424
Truist Financial Corporation
370,000 5.100%,  3/1/2030
b,h
372,440
Wells Fargo & Company
289,000 7.625%,  9/15/2028
b,h
303,455
Welltower OP, LLC, Convertible
138,000 2.750%,  5/15/2028
a
314,778
124,000 3.125%,  7/15/2029
a
214,582
Total 16,816,780

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Mortgage-Backed Securities 11.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 409,019 2.000%,  1/1/2052 $ 332,431
11,599,183 6.000%,  1/1/2055 12,154,853
3,142,329 2.500%,  5/1/2051 2,669,568
1,686,788 3.500%,  5/1/2052 1,547,983
1,161,960 4.000%,  5/1/2052 1,100,723
2,839,711 5.000%,  7/1/2053 2,829,067
197,584 5.000%,  8/1/2053 197,469
942,403 5.500%,  9/1/2053 966,740
746,512 3.500%,  9/1/2047 694,071
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
779,220 2.500%,  7/1/2030 755,199
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,825,000 4.500%,  5/1/2041
d
1,810,672
7,825,000 5.000%,  5/1/2041
d
7,881,687
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
814,579 3.500%,  5/1/2040 774,346
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,590,829 3.000%,  1/1/2052 2,289,407
208,197 2.000%,  2/1/2051 169,213
323,665 2.000%,  2/1/2051 263,061
1,489,892 2.500%,  2/1/2051 1,252,700
1,566,470 2.000%,  3/1/2051 1,263,299
3,524,883 4.000%,  3/1/2051 3,349,001
2,843,718 3.000%,  3/1/2052 2,514,277
1,951,398 2.000%,  4/1/2051 1,575,811
1,793,984 3.000%,  4/1/2051 1,574,274
3,105,370 5.500%,  4/1/2054 3,180,692
386,553 2.000%,  5/1/2051 312,539
175,744 3.000%,  6/1/2050 158,210
1,098,521 4.000%,  6/1/2052 1,034,737
1,205,123 5.000%,  6/1/2053 1,201,543
2,065,219 2.500%,  7/1/2051 1,768,938
205,477 3.500%,  7/1/2051 189,179
719,183 3.500%,  8/1/2050 664,504
1,517,188 3.500%,  8/1/2052 1,383,010
3,971,474 4.500%,  8/1/2052 3,840,405
2,496,511 4.500%,  8/1/2052
d
2,415,245
265,699 5.000%,  8/1/2053 264,828
1,521,017 3.500%,  9/1/2052 1,400,240
438,887 3.500%,  9/1/2052 403,070
227,131 5.000%,  9/1/2052 225,648
3,054,269 4.500%,  9/1/2053 2,958,508
1,058,109 4.500%,  9/1/2053 1,027,333
2,006,289 4.000%,  10/1/2052 1,898,745
387,029 2.000%,  11/1/2051 314,551
561,685 3.500%,  11/1/2052 518,454
1,575,731 2.000%,  12/1/2050 1,281,270
2,855,573 4.500%,  12/1/2052 2,773,504
885,050 3.500%,  12/1/2047 824,257
2,550,000 3.500%,  5/1/2049
d
2,320,848
500,000 4.000%,  5/1/2049
d
468,848
14,150,000 5.000%,  5/1/2049
d
13,939,027
3,500,000 5.000%,  6/1/2049
d
3,444,535
Principal
Amount Long-Term Fixed Income  51.1% Value
Mortgage-Backed Securities 11.8% -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 1,800,742 2.500%,  3/1/2062 $ 1,474,764
932,390 3.500%,  7/1/2061 838,481
1,033,048 4.000%,  12/1/2061 956,872
Total 101,448,637
Technology 0.8%
Akamai Technologies, Inc.,
Convertible
71,000 0.375%,  9/1/2027 78,632
280,000 1.125%,  2/15/2029 310,940
191,000 0.250%,  5/15/2033
a
250,687
Applied Digital Corporation,
Convertible
81,000 2.750%,  6/1/2030 298,120
Avnet, Inc., Convertible
95,000 1.750%,  9/1/2030
a,f
124,023
Block, Inc., Convertible
60,000 0.250%,  11/1/2027 56,340
CoreWeave, Inc., Convertible
94,000 1.750%,  12/1/2031
a
121,796
139,000 1.750%,  10/1/2032
a
166,731
CSG Systems International, Inc.,
Convertible
290,000 3.875%,  9/15/2028 353,075
Euronet Worldwide, Inc.,
Convertible
109,000 0.625%,  10/1/2030
a
98,100
Global Payments, Inc., Convertible
231,000 1.500%,  3/1/2031 207,323
InterDigital, Inc., Convertible
45,000 3.500%,  6/1/2027 172,620
Microchip Technology, Inc.,
Convertible
103,000 Zero Coupon,  2/15/2030
a,f
117,678
156,000 0.750%,  6/1/2030
f
170,274
MKS, Inc., Convertible
319,000 1.250%,  6/1/2030 627,473
ON Semiconductor Corporation,
Convertible
159,000 Zero Coupon,  5/1/2027 306,075
286,000 0.500%,  3/1/2029 348,348
Progress Software Corporation,
Convertible
266,000 3.500%,  3/1/2030
f
241,767
Semtech Corporation, Convertible
71,000 1.625%,  11/1/2027 201,356
222,000 Zero Coupon,  10/15/2030
a
296,370
Synaptics, Inc., Convertible
292,000 0.750%,  12/1/2031 358,868
Ultra Clean Holdings, Inc.,
Convertible
260,000 Zero Coupon,  3/15/2031
a
321,828
Viavi Solutions, Inc., Convertible
114,000 0.625%,  3/1/2031
a
444,315
Vishay Intertechnology, Inc.,
Convertible
520,000 2.250%,  9/15/2030 629,980

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  51.1% Value
Technology 0.8% - continued
Western Digital Corporation,
Convertible
$ 61,000 3.000%,  11/15/2028 $ 701,000
Ziff Davis, Inc., Convertible
92,000 3.625%,  3/1/2028
a
90,712
Total 7,094,431
U.S. Government & Agencies 6.9%
U.S. Treasury Notes
6,850,000 1.250%,  12/31/2026 6,739,383
2,200,000 3.875%,  3/31/2027 2,202,200
700,000 3.875%,  5/31/2027 700,520
2,700,000 3.625%,  8/31/2027 2,692,090
20,000,000 3.375%,  12/31/2027 19,836,719
4,700,000 4.125%,  7/31/2028 4,723,133
4,000,000 3.625%,  9/30/2030 3,939,375
6,000,000 3.625%,  12/31/2030 5,901,797
1,750,000 4.125%,  11/15/2032 1,744,326
2,200,000 3.375%,  5/15/2033 2,088,109
500,000 4.500%,  11/15/2033 508,066
8,100,000 4.000%,  11/15/2035 7,860,797
Total 58,936,515
Utilities 1.0%
AES Corporation
140,000 7.600%,  1/15/2055
b
142,622
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
222,149
Alliant Energy Corporation,
Convertible
64,000 3.250%,  5/30/2028
a
68,781
American Electric Power
Company, Inc.
170,000 6.050%,  3/15/2056
b
169,459
182,000 6.950%,  12/15/2054
b
193,879
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
165,061
75,000 6.700%,  5/15/2055
b
76,508
CenterPoint Energy, Inc.,
Convertible
130,000 4.250%,  8/15/2026 155,350
126,000 3.000%,  8/1/2028
a
133,549
82,000 2.875%,  5/15/2029
a
82,582
CMS Energy Corporation,
Convertible
117,000 3.375%,  5/1/2028 131,040
106,000 3.125%,  5/1/2031
a
108,279
Dominion Energy, Inc.
140,000 6.875%,  2/1/2055
b
145,057
140,000 7.000%,  6/1/2054
b
149,280
Duke Energy Corporation
223,000 3.250%,  1/15/2082
b
217,530
146,000 6.450%,  9/1/2054
b,f
152,534
Duke Energy Corporation,
Convertible
190,000 3.000%,  3/15/2029
a
189,240
Edison International
151,000 7.875%,  6/15/2054
b
155,763
240,000 5.000%,  12/15/2026
b,h
237,128
Entergy Corporation
89,000 5.875%,  6/15/2056
b
89,036
Principal
Amount Long-Term Fixed Income  51.1% Value
Utilities 1.0% - continued
$ 175,000 6.100%,  6/15/2056
b
$ 174,394
Evergy, Inc., Convertible
154,000 4.500%,  12/15/2027 209,902
Exelon Corporation, Convertible
123,000 3.250%,  3/15/2029
a
124,537
FirstEnergy Corporation,
Convertible
164,000 3.625%,  1/15/2029
a
179,170
159,000 3.875%,  1/15/2031
a
176,728
NextEra Energy Capital Holdings,
Inc.
180,000 3.800%,  3/15/2082
b
175,560
256,000 6.750%,  6/15/2054
b
268,064
NextEra Energy Capital Holdings,
Inc., Convertible
106,000 3.000%,  3/1/2027 154,071
NiSource, Inc.
73,000 6.375%,  3/31/2055
b
75,070
175,000 5.750%,  7/15/2056
b,f
175,032
140,000 6.950%,  11/30/2054
b
144,810
NRG Energy, Inc.
221,000 10.250%,  3/15/2028
a,b,h
240,073
PacifiCorp
163,000 7.125%,  8/15/2056
b
162,468
PG&E Corporation, Convertible
552,000 4.250%,  12/1/2027 565,524
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027
f
57,109
PPL Capital Funding, Inc.,
Convertible
143,000 2.875%,  3/15/2028 164,736
133,000 3.000%,  12/1/2030
a
137,593
Puget Energy, Inc.
158,000 7.000%,  9/15/2056
a,b
158,198
Sempra
148,000 6.550%,  4/1/2055
b
149,521
148,000 6.625%,  4/1/2055
b
148,968
146,000 6.400%,  10/1/2054
b
147,128
148,000 6.875%,  10/1/2054
b,f
150,620
Southern Company
230,000 3.750%,  9/15/2051
b
229,050
Southern Company, Convertible
107,000 4.500%,  6/15/2027 119,483
207,000 3.250%,  6/15/2028
a
210,415
WEC Energy Group, Inc.
175,000 5.625%,  5/15/2056
b
173,924
WEC Energy Group, Inc.,
Convertible
127,000 4.375%,  6/1/2027 155,130
75,000 3.375%,  6/1/2028
a
78,225
120,000 4.375%,  6/1/2029 149,700
Xcel Energy, Inc.
160,000 5.750%,  12/3/2056
b
158,242
Total 8,198,272
Total Long-Term Fixed Income
(cost $438,365,210) 438,112,714

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   46.3% Value
U.S. Affiliated   44.3%
7,845,274 Thrivent Core Emerging Markets
Debt Fund $ 69,430,676
8,018,238 Thrivent Core High Yield Bond
Fund 159,162,018
7,711,399 Thrivent Core Investment Grade
Corporate Bond Fund 151,451,870
Total 380,044,564
U.S. Unaffiliated   2.0%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 434,048
119,443 abrdn Income Credit Strategies
Fund 650,964
27,869 abrdn Total Dynamic Dividend
Fund 283,706
66,193 AllianceBernstein Global High
Income Fund, Inc. 696,350
94,471 Allspring Income Opportunities
Fund 631,066
3,133 Barings Global Short Duration
High Yield Fund 44,708
24,446 BlackRock Capital Allocation Term
Trust 369,134
19,716 BlackRock Core Bond Trust
f
181,387
77,067 BlackRock Corporate High Yield
Fund, Inc. 673,566
68,378 BlackRock Credit Allocation
Income Trust 709,764
13,930 BlackRock Debt Strategies Fund,
Inc. 139,718
10,263 BlackRock Enhanced Equity
Dividend Trust 94,933
51,606 BlackRock Enhanced Global
Dividend Trust 610,499
40,705 BlackRock Enhanced International
Dividend Trust 233,240
30,166 BlackRock Income Trust, Inc. 320,966
58,903 BlackRock Multi-Sector Income
Trust 755,136
43,953 Blackstone Strategic Credit 2027
Term Fund 495,790
44,143 Cornerstone Strategic Investment
Fund, Inc. 335,487
65,140 Eaton Vance Limited Duration
Income Fund 615,573
31,547 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 296,542
11,000 iShares Preferred and Income
Securities ETF
f
345,950
121,978 Nuveen Credit Strategies Income
Fund 592,813
2,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 15,764
1,232 Nuveen Global High Income Fund 15,696
43,198 Nuveen Preferred Income
Opportunities Fund 344,720
51,165 PGIM Global High Yield Fund, Inc. 612,445
39,492 PGIM High Yield Bond Fund, Inc. 531,957
26,756 Pimco Dynamic Income Fund 466,892
46,672 PIMCO High Income Fund 218,425
48,005 PIMCO Income Strategy Fund II 341,316
5,324 Tri-Continental Corporation 181,868
28,874 Vanguard Short-Term Corporate
Bond ETF
f
2,288,842
Shares
Registered Investment
Companies  46.3% Value
U.S. Unaffiliated   2.0%  - continued
11,067 Virtus Convertible & Income Fund $ 183,602
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 577,150
11,852 Virtus Equity & Convertible Income
Fund 307,915
101,247 Voya Global Equity Dividend &
Premium Opportunity Fund 618,619
21,642 Western Asset Diversified Income
Fund 302,772
161,221 Western Asset High Income
Opportunity Fund, Inc. 594,906
Total 17,114,229
Total Registered Investment
Companies (cost $400,194,831) 397,158,793
Shares Preferred Stock 1. 3 % Value
Basic Materials < 0.1%
6,110 Albemarle Corporation,
Convertible, 7.250% 476,213
Total 476,213
Capital Goods 0.1%
11,982 Boeing Company, Convertible,
6.000% 865,100
Total 865,100
Communications Services 0.1%
23,300 AT&T, Inc., 4.750%
h
437,108
5,000 Telephone and Data Systems, Inc.,
6.000%
h
98,450
Total 535,558
Financials 0.8%
5,825 AEGON Funding Company, LLC,
5.100% 113,354
7,700 Allstate Corporation, 5.100%
h
160,545
3,523 Apollo Global Management, Inc.,
Convertible, 6.750% 231,567
3,503 Ares Management Corporation,
Convertible, 6.750% 137,458
7,000 Athene Holding, Ltd., 5.625%
h
135,450
14,600 Bank of America Corporation,
4.250%
h
252,872
14,375 Bank of America Corporation,
4.375%
h
253,287
7,200 Bank of America Corporation,
4.750%
h
140,256
12,375 Bank of America Corporation,
5.000%
h
254,059
399 Bank of America Corporation,
Convertible, 7.250%
h
487,885
5,900 Brookfield Finance, Inc., 4.625% 91,273
3,500 Capital One Financial Corporation,
4.800%
h
63,875
8,775 Capital One Financial Corporation,
5.000%
h
166,637
3,500 Charles Schwab Corporation,
4.450%
h
64,155
6,300 Citigroup, Inc., 6.250%
h,j
159,705
2,150 Citizens Financial Group, Inc.,
7.375%
h
55,793

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials 0.8% - continued
5,800 Corebridge Financial, Inc.,
6.375%
f
$ 138,910
7,000 Fifth Third Bancorp, 4.950%
f,h
135,240
7,000 Huntington Bancshares, Inc./OH,
4.500%
h
118,860
14,500 JPMorgan Chase & Company,
4.200%
h
261,580
12,375 JPMorgan Chase & Company,
4.625%
h
241,065
12,500 JPMorgan Chase & Company,
4.750%
h
251,000
3,500 KeyCorp, 5.650%
h
75,215
10,650 KeyCorp, 6.200%
b,h
268,274
6,318 KKR & Company, Inc.,
Convertible, 6.250% 280,393
3,500 MetLife, Inc., 4.750%
h
67,165
8,650 Morgan Stanley, 4.250%
h
150,683
5,500 Morgan Stanley, 5.850%
h
133,100
13,100 Morgan Stanley, 7.125%
h
332,478
4,000 Pinnacle Financial Partners, Inc.,
8.397%
b,h
104,800
11,475 Public Storage, 4.125%
h
186,239
2,450 Public Storage, 4.625%
h
45,227
625 Public Storage, 4.700%
h
11,581
7,000 Regions Financial Corporation,
4.450%
h
117,040
2,650 Regions Financial Corporation,
5.700%
b,h
65,826
7,000 Truist Financial Corporation,
4.750%
f,h
131,460
8,600 U.S. Bancorp, 4.000%
h
137,084
14,375 Wells Fargo & Company, 4.375%
h
253,575
7,000 Wells Fargo & Company, 4.700%
h
133,280
10,000 Wells Fargo & Company, 4.750%
h
190,500
460 Wells Fargo & Company,
Convertible, 7.500%
h
547,773
Total 7,146,519
Technology 0.1%
3,729 Hewlett Packard Enterprise
Company, Convertible, 7.625% 285,716
4,040 Microchip Technology, Inc.,
Convertible, 7.500% 317,827
6,106 Oracle Corporation, Convertible,
6.500% 297,179
Total 900,722
Utilities 0.2%
17,600 CMS Energy Corporation, 4.200%
h
305,008
4,620 Nextera Energy, Inc., Convertible,
7.234% 248,879
611 NextEra Energy, Inc., Convertible,
7.299% 36,074
3,497 NextEra Energy, Inc., Convertible,
7.375%
j
183,663
2,387 PPL Corporation, Convertible,
7.000%
j
120,400
12,000 Southern Company, 4.950% 239,640
Shares Preferred Stock  1.3% Value
Utilities 0.2% - continued
5,008 Southern Company, Convertible,
7.125% $ 260,566
Total 1,394,230
Total Preferred Stock
(cost $12,020,773) 11,318,342
Shares
Collateral Held for Securities
Loaned 0.6% Value
4,844,003 Thrivent Cash Management Trust 4,844,003
Total Collateral Held for
Securities Loaned
(cost $4,844,003) 4,844,003
Shares Common Stock < 0. 1 % Value
Financials < 0.1%
3,123 AGNC Investment Corporation 34,415
1,482 Annaly Capital Management, Inc. 33,938
3,220 Apollo Commercial Real Estate
Finance, Inc. 35,227
3,085 Chimera Investment Corporation 42,419
12 Encore Capital Group, Inc.
j
993
1,301 EZCORP, Inc.
j
42,647
4,002 Rithm Capital Corporation 39,139
Total 228,778
Health Care < 0.1%
48 BioMarin Pharmaceutical, Inc.
j
2,588
Total 2,588
Information Technology < 0.1%
71 InterDigital, Inc. 21,056
Total 21,056
Real Estate < 0.1%
346 Kite Realty Group Trust 9,051
Total 9,051
Total Common Stock
(cost $256,144) 261,473
Shares or
Principal
Amount Short-Term Investments 5.3% Value
Federal Home Loan Bank Discount
Notes
100,000 3.600%, 7/15/2026
k,l
99,241
100,000 3.605%, 7/22/2026
k,l
99,171
State Street Institutional U.S.
Government Money Market
Fund
13,410,053 3.596%
k
13,410,053
Thrivent Core Short-Term Reserve
Fund
3,198,401 3.980% 31,984,016

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  5.3% Value
U.S. Treasury Bills
100,000 3.589%, 6/2/2026
k,m
$ 99,680
200,000 3.620%, 7/2/2026
k,m
198,757
Total Short-Term Investments
(cost $45,891,831) 45,890,918
Total Investments (cost
$901,572,792) 104.6% $897,586,243
Other Assets and Liabilities, Net
(4.6%) (39,352,143)
Total Net Assets 100.0% $858,234,100
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $212,578,657 or 24.8%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Fund as of April 30, 2026 was $86,400 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,124
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Fund as of April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 1,817,299
Common Stock 2,924,757
Total lending $4,742,056
Gross amount payable upon return of
collateral for securities loaned $4,844,003
Net amounts due to counterparty $101,947
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $9,386,355
Gross unrealized depreciation (15,934,099)
Net unrealized appreciation (depreciation) ($6,547,744)
Cost for federal income tax purposes $904,001,816

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Multisector Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 86,462,031 – 86,462,031 –
Basic Materials 311,928 – 311,928 –
Capital Goods 2,757,594 – 2,757,594 –
Collateralized Mortgage Obligations 134,517,297 – 134,517,297 –
Commercial Mortgage-Backed Securities 10,613,560 – 10,613,560 –
Communications Services 1,415,374 – 1,415,374 –
Consumer Cyclical 3,032,408 – 3,032,408 –
Consumer Non-Cyclical 2,938,071 – 2,938,071 –
Energy 3,569,816 – 3,569,816 –
Financials 16,816,780 – 16,816,780 –
Mortgage-Backed Securities 101,448,637 – 101,448,637 –
Technology 7,094,431 – 7,094,431 –
U.S. Government & Agencies 58,936,515 – 58,936,515 –
Utilities 8,198,272 – 8,198,272 –
Registered Investment Companies
U.S. Affiliated 310,613,888 310,613,888 – –
U.S. Unaffiliated 17,114,229 17,114,229 – –
Preferred Stock
Basic Materials 476,213 476,213 – –
Capital Goods 865,100 865,100 – –
Communications Services 535,558 535,558 – –
Financials 7,146,519 7,146,519 – –
Technology 900,722 900,722 – –
Utilities 1,394,230 1,394,230 – –
Common Stock
Financials 228,778 228,778 – –
Health Care 2,588 2,588 – –
Information Technology 21,056 21,056 – –
Real Estate 9,051 9,051 – –
Short-Term Investments 13,906,902 13,410,053 496,849 –
Subtotal Investments in Securities $791,327,548 $352,717,985 $438,609,563 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 69,430,676
Affiliated Short-Term Investments 31,984,016
Collateral Held for Securities Loaned 4,844,003
Subtotal Other Investments $106,258,695
Total Investments at Value $897,586,243
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Multisector Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 2,862 2,862 – –
Credit Default Swaps 129,309 – 129,309 –
Total Liability Derivatives $132,171 $2,862 $129,309 $–

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Multisector Bond Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $198,412 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 100 June 2026 $ 20,715,362 ( $ 2,862)
Total Futures Long Contracts $ 20,715,362 ( $ 2,862)
Total Futures Contracts $ 20,715,362 ($2,862)
The following table presents Multisector Bond Fund's credit default swap contracts held as of April 30, 2026. Investments totaling $298,437 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 46, 5 Year, at 5.00%, Quarterly Buy 6/20/2031 $ 4,100,000 $ – ( $ 129,309) ( $ 129,309)
Total Credit Default Swaps $– ($129,309) ($129,309)
1 As the buyer of protection, Multisector Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,862
Total Interest Rate Contracts 2,862
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 129,309
Total Credit Contracts 129,309
Total Liability Derivatives $132,171
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (49,408)
Total Interest Rate Contracts (49,408)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 41,276
Total Credit Contracts 41,276
Total ($8,132)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Multisector Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 97,793
Total Interest Rate Contracts 97,793
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (157,535)
Total Credit Contracts (157,535)
Total ($59,742)
The following table presents Multisector Bond Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $6,348,414
Futures - Short (3,563,049)
Credit Contracts
Credit Default Swaps - Buy Protection (560,154)

Multisector Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the
Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $87,107 $2,264 $20,350 $69,431 7,845 8.1%
Core High Yield Bond – 159,523 240 159,162 8,018 18.5
Core Investment Grade Corporate Bond – 153,745 – 151,452 7,711 17.7
Total Affiliated Registered Investment
Companies 87,107 380,045 44.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% 14,000 24,000 6,000 31,984 3,198 3.7
Total Affiliated Short-Term Investments 14,000 31,984 3.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,037 95,390 113,583 4,844 4,844 0.6
Total Collateral Held for Securities Loaned 23,037 4,844 0.6
Total Value $124,144 $416,873
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,530) $1,940 $– $2,084
Core High Yield Bond 0 (121) – 1,477
Core Investment Grade Corporate Bond – (2,293) – 1,043
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% – (16) – 313
Total Income/Non Income Cash from Affiliated Investments $4,917
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 43
Total Affiliated Income from Securities Loaned, Net $43
Total $(1,530) $(490) $–

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.4% Value
Alabama 1.7%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,315,213
2,250,000 5.000%, 10/1/2033, Ser. I
b
2,399,169
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
787,251
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AG Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
c
2,044,601
1,000,000 5.500%, 8/1/2058, Ser. A
c
1,033,894
2,000,000 5.250%, 8/1/2048, Ser. A
c
2,066,292
Jefferson County, AL Sewer Rev.
Refg. Warrants
2,750,000 5.500%, 10/1/2053 2,870,613
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 290,730
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,019,157
Total 18,826,920
Alaska 0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
1,130,000 3.450%, 12/1/2033
a
1,130,000
100,000 3.450%, 12/1/2033
a
100,000
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
100,000 3.450%, 12/1/2029
a
100,000
Total 1,330,000
Arizona 2.2%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
d
715,875
275,000 5.250%, 7/1/2043
d
276,529
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 801,304
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
d
1,954,590
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 300,163
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 911,073
1,000,000 5.250%, 11/1/2053, Ser. A 1,017,983
1,000,000 5.250%, 11/1/2048, Ser. A 1,028,242
Principal
Amount Long-Term Fixed Income  99.4% Value
Arizona 2.2% - continued
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
$ 3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
$ 3,796,368
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,717,583
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
d
976,239
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
3,870,000 3.300%, 11/15/2052, Ser. A
a
3,870,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,451,382
Salt River Project Agricultural
Improvement & Power District,
AZ Electric System Rev.
3,250,000 5.250%, 1/1/2055, Ser. C 3,444,153
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 501,659
725,000 5.000%, 8/1/2039 751,780
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,032,055
Total 24,546,978
Arkansas 0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 767,980
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 519,641
Total 1,287,621
California 5.4%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,657,018
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AG Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
c
471,752
525,000
4.375%, 7/1/2049, Ser. B,
AMT
c
496,394
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,828,921
3,000,000 5.000%, 10/1/2033, Ser. C
a
3,143,515

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
California 5.4% - continued
$ 5,000,000 5.500%, 11/1/2028, Ser. D
a
$ 5,226,541
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
55,000 5.000%, 6/1/2049, Ser. B-1 54,744
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,141,544
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,588,239
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 921,465
800,000 5.250%, 8/15/2058, Ser. A 816,855
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,388,186
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
d
437,284
140,000 5.875%, 5/1/2059, Ser. A
d
141,342
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
d
1,071,946
550,000 5.000%, 7/1/2038, AMT
d
586,347
500,000 5.000%, 11/21/2045, AMT
d
520,654
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,010,085
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AG Insured)
500,000 5.250%, 8/15/2052, Ser. A
c
507,166
1,000,000 5.375%, 8/15/2057, Ser. A
c
1,018,689
California Various Purpose GO
500,000 4.000%, 10/1/2050 478,991
10,000 5.250%, 4/1/2029 10,022
Central Valley, CA Energy Auth.
Commodity Supply Rev.
1,000,000 5.000%, 8/1/2034 1,063,518
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,533,600
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,301,083
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT 7,969,110
Total 61,385,011
Colorado 3.6%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
c
1,543,392
Principal
Amount Long-Term Fixed Income  99.4% Value
Colorado 3.6% - continued
CCP Metropolitan District No. 3, CO
LTGO Refg.
$ 742,000 5.000%, 12/1/2053 $ 728,614
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 785,307
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 609,911
475,000 5.000%, 4/1/2048 474,964
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,431,686
2,500,000 5.000%, 12/1/2055 2,399,310
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
d
1,043,059
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,729,132
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,126,846
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,503,924
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,065,303
10,000,000 4.000%, 8/1/2049, Ser. A-2 8,593,490
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,275,894
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,355,939
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,002,684
Gunnison County, CO Housing
Auth. Rev. (Whetstone Housing)
(BAM Insured)
1,300,000 5.125%, 6/1/2055
c
1,334,057
Southern Ute Indian Tribe of
Southern Ute Indian Reservation,
CO UTGO
2,000,000 5.000%, 4/1/2035, Ser. A
d
2,158,597
Total 41,162,109
Connecticut 1.2%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 783,063

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Connecticut 1.2% - continued
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
$ 2,000,000 4.000%, 7/1/2046, Ser. A $ 1,854,140
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
d
918,107
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,185,088
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 478,383
4,000,000 5.000%, 7/1/2047, Ser. L 4,105,495
Total 13,324,276
Delaware 0.4%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,953,672
600,000 4.000%, 9/1/2051 492,132
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,007,148
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 873,624
500,000 5.000%, 7/1/2048, Ser. A 474,515
Total 4,801,091
District Of Columbia 0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,140,625
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,147,800
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
1,000,000
4.500%, 10/1/2053, Ser. A,
AMT 942,100
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,027,600
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,093,987
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,035,612
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail
& Capital Improvement) (AG
Insured)
1,000,000 4.000%, 10/1/2049
c
891,903
Total 8,279,627
Principal
Amount Long-Term Fixed Income  99.4% Value
Florida 5.6%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
$ 1,215,000 4.000%, 10/1/2046 $ 1,049,955
500,000 4.000%, 10/1/2046 432,080
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,715,000 5.650%, 3/1/2054
c
3,926,324
Capital Projects Finance Auth., FL
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 551,025
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,477,625
CityPlace Community Development
District, FL SAB Refg.
540,000 5.000%, 5/1/2026 540,000
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,431,543
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A
d
1,425,631
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 933,720
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 228,493
250,000 4.000%, 7/1/2055, Ser. A 191,060
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,102,968
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 4,927,789
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,733,931
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,150,222
Greater Orlando, FL Aviation Auth.
Special Purpose Airport Fac.
Rev. (United Airlines, Inc.)
2,000,000 5.500%, 11/1/2036, AMT 2,133,462
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,026,611
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 658,586

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Florida 5.6% - continued
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
$ 1,000,000 5.000%, 4/1/2044, Ser. A-1 $ 1,017,770
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,482,567
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,017,025
Okaloosa County, FL Industrial
Development Rev. (Air Force
Enlisted Village, Inc.)
1,000,000 5.750%, 5/15/2055
d
1,011,909
750,000 5.750%, 5/15/2060
d
756,169
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,434,001
1,250,000 5.250%, 10/1/2056, Ser. A 1,298,126
1,250,000 5.000%, 10/1/2047, Ser. A 1,268,413
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,680,373
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,060,720
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 971,445
500,000 5.000%, 11/1/2047, Ser. A 500,453
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,000,880
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 6,973,795
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
d
223,766
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,009,367
Village Community Development
District No. 15, Wildwood, FL
SAB
290,000 5.250%, 5/1/2054
d
288,299
795,000 4.800%, 5/1/2055
d
753,120
Total 63,669,223
Principal
Amount Long-Term Fixed Income  99.4% Value
Georgia 2.6%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
$ 1,630,000
5.250%, 7/1/2044, Ser. E,
AMT $ 1,739,912
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,520,012
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,554,389
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,691,198
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,939,675
Fulton County, GA Development
Auth. Rev. (Spelman College)
3,000,000 5.250%, 6/1/2051 3,126,473
2,700,000 5.250%, 6/1/2056 2,793,344
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 208,649
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,809,136
1,920,000 5.000%, 5/15/2033, Ser. A 1,986,103
1,900,000 5.000%, 5/15/2034, Ser. A 1,961,207
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,033,740
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,685,537
Total 29,049,375
Guam 0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 251,224
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 749,815
Total 1,001,039
Hawaii 0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,611,970
Total 1,611,970
Idaho 0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,851,785
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 882,597
800,000 4.000%, 3/1/2046, Ser. A 731,388
Total 5,465,770

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Illinois 4.5%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
$ 6,550,000 5.250%, 12/1/2032, Ser. C $ 7,489,018
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,056,429
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,000,025
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,000,026
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,060,347
Chicago, IL O'Hare International
Airport Special Fac. Rev. (TrIPs
Obligated Group)
780,000 5.500%, 7/1/2040, AMT 863,803
800,000 5.500%, 7/1/2041, AMT 881,469
Chicago, IL Wastewater
Transmission Rev. (AG Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
c
5,154,747
Chicago, IL Waterworks Rev. (AG
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
c
1,548,473
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,003,432
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 843,176
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
d
255,620
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,095,092
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,751,467
2,100,000 5.000%, 8/1/2047, Ser. A 2,026,944
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 504,391
2,885,000 5.000%, 2/15/2037, Ser. A 2,893,650
1,000,000 5.000%, 2/15/2047, Ser. A 941,512
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,043,155
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
7,240,617
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 514,623
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,481,448
Peoria, IL GO (AG Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
c
1,252,004
Principal
Amount Long-Term Fixed Income  99.4% Value
Illinois 4.5% - continued
$ 1,750,000 4.375%, 1/1/2042, Ser. A
c
$ 1,795,334
Total 50,696,802
Indiana 1.5%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,696,002
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AG Insured)
4,750,000 4.250%, 1/1/2047
c
4,514,748
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 577,277
2,250,000 5.375%, 6/1/2064, Ser. A 2,228,765
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,037,730
750,000 6.125%, 3/1/2057, Ser. E 782,232
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,033,145
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,799,648
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
d
337,771
Whiting, IN Environmental Fac. Rev.
(BP Products North America,
Inc.)
1,000,000 4.200%, 6/1/2044
a
1,039,356
Total 17,046,674
Iowa 0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,361,970
Iowa Finance Auth. Senior Living
Fac. Rev. Refg. (Presbyterian
Homes Mill Pond)
250,000 5.750%, 10/1/2055 254,239
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,049,413
650,000 5.375%, 10/1/2052 654,669
Total 9,320,291
Kansas 0.4%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,762,487
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
d
367,761

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Kansas 0.4% - continued
Wyandotte County/Kansas City,
KS Unified Government Special
Obligation Rev. (Northwest
Speedway Star Bond District)
$ 1,000,000 5.500%, 3/1/2046
d
$ 999,968
Total 4,130,216
Kentucky 1.5%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 939,092
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,024,622
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,163,232
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 7,541,175
Paducah, KY Electric Plant Board
Rev. (AG Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
754,199
Public Energy Auth. of Kentucky
Gas Supply Rev. Refg.
5,750,000 5.000%, 5/1/2036, Ser. C 6,111,078
Total 17,533,398
Louisiana 0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AG Insured)
850,000 5.000%, 4/1/2053, Ser. B
c
867,679
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,528,372
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,061,618
1,500,000 5.000%, 7/1/2048, Ser. A 1,538,172
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AG Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,516,678
Total 8,512,519
Maine 0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 890,434
Total 890,434
Principal
Amount Long-Term Fixed Income  99.4% Value
Maryland 1.9%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
$ 2,000,000 4.000%, 1/1/2050 $ 1,729,775
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AG
Insured)
5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
c
5,165,049
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
c
4,427,027
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,047,710
1,325,000 6.000%, 7/1/2058, Ser. A 1,402,122
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown) (AG
Insured)
2,000,000 5.125%, 7/1/2059
c
2,021,060
Maryland Health & Higher
Educational Fac. Auth. Rev.
Refg. (Johns Hopkins Health
System)
4,965,000 3.350%, 5/1/2026, Ser. C
a
4,965,000
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 167,977
600,000 5.250%, 7/1/2053 609,119
200,000 4.000%, 7/1/2045 177,578
Total 21,712,417
Massachusetts 2.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 757,551
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,023,359
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,939,611
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 427,888
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,182,619
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 10,857,472

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Massachusetts 2.5% - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
$ 5,400,000 5.500%, 2/15/2028, Ser. M $ 5,687,426
Total 27,875,926
Michigan 3.1%
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,251,506
Great Lakes Water Auth., MI Water
Supply System Rev.
5,000,000 5.000%, 7/1/2046, Ser. A 5,007,301
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,067,816
2,110,000 4.000%, 9/1/2046 1,826,308
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 549,756
7,775,000 5.000%, 12/31/2043, AMT 7,838,638
5,110,000 5.000%, 6/30/2048, AMT 5,054,710
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,281,820
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AG Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
c
4,187,480
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
c
1,848,417
Total 34,913,752
Minnesota 3.1%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 486,742
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 817,955
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,330,000 5.000%, 7/1/2043, Ser. A 2,333,383
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,573,169
2,500,000 5.250%, 6/15/2047, Ser. B 2,602,585
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 324,146
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053 459,800
Principal
Amount Long-Term Fixed Income  99.4% Value
Minnesota 3.1% - continued
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
$ 1,500,000 4.250%, 1/1/2052, Ser. A $ 1,416,638
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,072,944
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,575,109
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,523,951
4,000,000 5.000%, 10/1/2052, Ser. B 4,063,868
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,187,459
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,008,801
Minnesota Municipal Gas Agency
Gas Proj. Rev.
2,800,000 5.000%, 9/1/2035, Ser. A 2,908,874
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,707,054
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,156,822
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 937,720
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 494,287
Total 34,651,307
Mississippi 0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,584,585
Total 4,584,585
Missouri 1.3%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AG Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
4,416,117

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Missouri 1.3% - continued
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
$ 500,000 5.750%, 8/15/2059, Ser. A $ 505,128
1,200,000 5.000%, 8/15/2042, Ser. A 1,180,264
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,055,736
Missouri Health and Educational
Fac. Auth. Health Fac. Rev. Refg.
(Lake Regional Health System)
1,200,000 4.000%, 2/15/2051 995,267
Missouri Joint Municipal Electric
Utility Commission Power Proj.
Rev. (Marshall Energy Center)
2,500,000 5.250%, 1/1/2056 2,623,434
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 558,565
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
d
2,754,901
Total 15,089,412
Montana 0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,843,377
1,000,000 4.000%, 7/1/2044, Ser. A 785,257
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,515,581
Total 6,144,215
Nebraska 2.4%
Boys Town Village, NE Rev. (Boys
Town)
5,000,000 5.000%, 7/1/2046 5,193,022
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AG Insured)
3,000,000 5.000%, 12/15/2048
c
3,157,158
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,115,679
Nebraska Public Power District
Rev. Refg.
2,000,000 5.250%, 1/1/2055, Ser. A
b
2,106,838
Omaha, NE Airport Auth. Airport
Fac. Rev. (AG Insured)
3,400,000 5.250%, 12/15/2054, AMT
c
3,513,990
Omaha, NE Public Power District
Electric Rev.
2,500,000 5.250%, 2/1/2055, Ser. A 2,617,804
8,275,000 5.000%, 2/1/2046, Ser. A 8,647,158
Total 27,351,649
Principal
Amount Long-Term Fixed Income  99.4% Value
Nevada 0.3%
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
$ 1,000,000 5.000%, 7/1/2049, Ser. A $ 1,029,534
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 105,017
350,000 6.000%, 6/1/2048 370,140
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 763,885
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,028,300
Total 3,296,876
New Hampshire 1.2%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,067,954
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 758,347
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
c
5,158,245
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
1,260,000 3.400%, 6/1/2041, Ser. B
a
1,260,000
Total 13,244,546
New Jersey 2.5%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 412,148
750,000 6.000%, 6/15/2047 778,885
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,580,042
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,592,626
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,801,547
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,122,646
500,000 5.500%, 6/15/2050, Ser. CC
f
584,917
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 961,047
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 8,967,227
Total 27,801,085

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
New York 9.7%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev. (Tapestry Charter School)
$ 1,500,000 5.000%, 8/1/2047, Ser. A $ 1,472,961
Build NYC Resource Corporation,
NY Airport Fac. Rev. (TrIPs
Obligated Group)
1,000,000 5.500%, 7/1/2055, AMT 1,028,189
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
d
335,411
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,080,900
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
d
1,065,160
Genesee County, NY Funding
Corporation Rev. (Rochester
Regional Health Energy)
1,000,000 5.250%, 12/1/2050, Ser. A 1,018,210
1,500,000 5.500%, 12/1/2055, Ser. A 1,544,909
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,940,420
Monroe County, NY Industrial
Development Corporation
Charter School Rev. (True North
Rochester Preparatory Charter
School)
1,000,000 5.000%, 6/1/2050, Ser. A
d
971,617
New York City, NY GO
1,855,000 3.450%, 4/1/2036, Ser. L-3
a
1,855,000
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,182,355
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 15,413,458
675,000 3.450%, 6/15/2044
a
675,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,834,398
150,000
3.450%, 6/15/2048, Ser.
AA-1
a
150,000
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev. Refg.
2,500,000 5.000%, 6/15/2046, Ser. DD 2,678,765
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,197,856
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
300,000 3.450%, 5/1/2026, Ser. H-3
a
300,000
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,696,368
140,000 3.450%, 8/1/2041
a
140,000
955,000 3.450%, 2/1/2045, Ser. E-4
a
955,000
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,284,922
Principal
Amount Long-Term Fixed Income  99.4% Value
New York 9.7% - continued
New York City, NY UTGO
$ 555,000 3.450%, 5/1/2026, Ser. D-3
a
$ 555,000
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,000,000 5.250%, 3/15/2050, Ser. C 8,493,970
10,000 5.000%, 2/15/2043, Ser. B
f
10,303
10,000 5.000%, 2/15/2043, Ser. B
f
10,303
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,461,294
2,200,000 5.000%, 7/15/2042, Ser. A 2,231,030
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 651,019
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,119,815
2,000,000 6.000%, 6/30/2059, AMT 2,108,889
8,500,000 5.500%, 6/30/2060, AMT 8,552,938
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 787,460
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 549,738
750,000 5.625%, 4/1/2040, AMT 794,093
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,049,713
1,000,000 5.000%, 12/1/2040, AMT 1,045,133
1,000,000 5.000%, 12/1/2041, AMT 1,042,520
600,000 5.000%, 12/1/2042, AMT 622,334
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,410,413
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
d
270,193
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 782,186
Total 109,369,243
North Carolina 1.0%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,576,770

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
North Carolina 1.0% - continued
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
$ 2,500,000
4.250%, 7/1/2052, Ser. B,
AMT $ 2,271,391
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,296,787
Greater Asheville, NC Regional
Airport Auth. Rev. (AG Insured)
750,000 5.250%, 7/1/2053, AMT
c
768,144
1,000,000 5.250%, 7/1/2048, AMT
c
1,032,331
Nash Health Care Systems, NC
Health Care Fac. Rev.
1,000,000 5.250%, 2/1/2055 1,023,805
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,217,679
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 752,152
Total 10,939,059
North Dakota 0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AG Insured)
250,000 5.000%, 12/1/2053, Ser. A
c
252,916
250,000 5.000%, 12/1/2048, Ser. A
c
254,249
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,788,135
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,823,446
Total 6,118,746
Ohio 2.5%
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 457,353
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT 1,421,779
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 957,678
500,000 5.000%, 12/1/2044 505,017
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,031,231
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 300,198
Principal
Amount Long-Term Fixed Income  99.4% Value
Ohio 2.5% - continued
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
$ 800,000 4.000%, 8/1/2051 $ 695,950
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,366,942
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 3.350%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,059,428
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,416,943
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,214,571
1,400,000 5.250%, 5/1/2049 1,390,181
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,040,561
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 524,342
750,000 5.250%, 12/1/2054 784,480
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 757,166
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AG Insured)
750,000 4.375%, 12/1/2058, Ser. B
c
708,867
Total 28,432,687
Oklahoma 0.3%
Oklahoma Municipal Power Auth.
Power Supply System Rev. Refg.
(AG Insured)
1,000,000 5.250%, 1/1/2051, Ser. A
c
1,062,484
1,500,000 5.250%, 1/1/2056, Ser. A
c
1,585,777
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,074,179
Total 3,722,440
Oregon 1.4%
Albany, OR Hospital Fac. Auth.
Senior Living Rev. (Mennonite
Village)
1,000,000 5.375%, 5/15/2054, Ser. A 1,010,527

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Oregon 1.4% - continued
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
$ 250,000 5.250%, 8/1/2054 $ 246,771
750,000 5.250%, 8/1/2044 769,639
500,000 5.250%, 8/1/2049 500,160
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 376,608
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 370,786
Oregon Fac. Auth. Rev. (Southern
Oregon Goodwill)
1,250,000 5.500%, 12/1/2054, Ser. A 1,255,723
500,000 5.375%, 12/1/2045, Ser. A 512,120
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,060,058
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,699,456
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
d
831,238
Total 15,633,086
Pennsylvania 4.0%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,636,280
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AG Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
c
1,562,211
2,500,000
5.500%, 1/1/2055, Ser. A,
AMT
c
2,629,614
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
c
4,726,785
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
455,000 5.000%, 1/1/2038 455,242
Delaware County, PA Industrial
Development Auth. Airport
Fac. Rev. Refg. (United Parcel
Service)
370,000 3.450%, 9/1/2045
a
370,000
Principal
Amount Long-Term Fixed Income  99.4% Value
Pennsylvania 4.0% - continued
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
$ 8,330,000 5.250%, 8/15/2053, Ser. A-1 $ 8,519,962
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,580,674
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,008,301
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 1,983,046
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 886,947
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,052,042
Pennsylvania Turnpike Commission
Turnpike Rev. (AG Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
c
8,022,824
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
2,988,355
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,377,529
Total 45,799,812
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 953,431
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,301,428
Total 6,254,859
Rhode Island 0.5%
Rhode Island Health and
Educational Building Corporation
Rev. (Central Falls Public School)
5,150,000 5.250%, 5/15/2050 5,411,182
Total 5,411,182
South Carolina 2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,282,422
1,075,000
5.250%, 7/1/2049, Ser. A,
AMT 1,113,497

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
South Carolina 2.2% - continued
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
$ 5,000,000 4.500%, 11/1/2054, Ser. A $ 4,816,371
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,056,438
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,173,826
4,500,000 4.250%, 2/1/2048 4,255,609
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,364,470
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 1,997,651
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,047,114
South Carolina Public Service Auth.
Rev. Refg. (AG Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
c
1,285,132
Total 25,392,530
South Dakota 0.1%
Lincoln County, SD Economic
Development Rev. Refg.
(Augustana College Association)
850,000 4.000%, 8/1/2051, Ser. A 675,373
Total 675,373
Tennessee 0.3%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,110,958
Metropolitan Government of
Nashville and Davidson County,
TN Water and Sewer Rev. Refg.
1,000,000 5.250%, 7/1/2055 1,058,363
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,040,612
Montgomery County, TN Public
Building Auth. Pooled Financing
Rev.
200,000 3.500%, 4/1/2032
a
200,000
Total 3,409,933
Principal
Amount Long-Term Fixed Income  99.4% Value
Texas 13.5%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
$ 1,000,000 6.000%, 6/1/2053
d
$ 1,003,225
750,000 6.250%, 6/1/2063
d
754,733
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
2,756,946
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
4,000,000 4.000%, 2/15/2054
c
3,523,074
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,007,651
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 514,278
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
c
3,207,790
Clifton, TX Higher Education
Finance Corporation Education
Rev. Refg. (IDEA Public Schools)
(PSF-GTD Insured)
2,500,000 5.000%, 8/15/2050
c
2,550,602
2,750,000 5.000%, 8/15/2055
c
2,791,641
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,918,430
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
c
2,659,287
FW Texas Street Public Fac.
Corporation Residential
Development Rev. (River District)
2,000,000 5.000%, 5/1/2038 2,117,333
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 639,275
400,000
5.500%, 8/1/2043, Ser. A,
AMT 423,588
1,000,000 6.000%, 8/1/2043, AMT 1,087,302
500,000
5.500%, 8/1/2044, Ser. A,
AMT 525,895
Georgetown, TX Utility System Rev.
(AG Insured)
7,000,000 4.250%, 8/15/2047
c
6,727,178
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,328,302
Greater Texoma, TX
Utility
Auth.
Contract Rev. (City of Sherman)
(AG Insured)
6,000,000 4.250%, 10/1/2053
c
5,483,670

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Texas 13.5% - continued
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
$ 15,000 5.000%, 1/1/2033, Ser. A $ 15,009
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,259,252
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
200,000 3.500%, 8/15/2027, AMT
a
200,000
Harris County, TX Toll Road Rev.
5,000,000 4.000%, 8/15/2049, Ser. A 4,546,358
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 372,680
Houston, TX Airport System Rev.
Refg.
3,000,000
5.250%, 7/1/2041, Ser. A,
AMT 3,296,341
Houston, TX Airport System Rev.
Refg. (AG Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
c
4,977,485
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
c
3,089,048
Houston, TX Convention &
Entertainment Fac. Department
Hotel Occupancy Tax & Special
Rev. Refg.
1,240,000 5.000%, 9/1/2042, Ser. C 1,351,604
Houston, TX Water and Sewer
System Rev. Refg. (AG Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,f
11,753,484
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,326,931
Kerrville, TX Public Utility Board
Public Fac. Corporation Power
Supply Rev. (BAM Insured)
5,000,000 5.250%, 4/15/2047, Ser. A
c
5,300,799
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AG
Insured)
6,000,000 5.500%, 5/15/2053
c
6,322,021
2,000,000 5.500%, 5/15/2048
c
2,124,738
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (ExxonMobil)
580,000 3.450%, 5/1/2026
a
580,000
765,000 3.450%, 11/1/2038
a
765,000
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
100,000 3.450%, 11/1/2029, Ser. A
a
100,000
275,000 3.450%, 5/1/2046
a
275,000
Principal
Amount Long-Term Fixed Income  99.4% Value
Texas 13.5% - continued
Midland County, TX Hospital
District Rev. (BAM Insured)
$ 1,250,000 5.250%, 5/15/2054, Ser. A
c
$ 1,303,054
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,505,282
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
630,000 5.000%, 4/1/2029, Ser. A 630,146
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
c
5,233,422
2,000,000 5.250%, 2/1/2029
c
2,140,776
North Texas Tollway Auth. System
Rev. Refg. (AG Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,766,563
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 1,972,356
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,199,778
1,500,000 5.250%, 2/1/2049, Ser. A 1,582,525
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 615,350
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 514,230
750,000 5.500%, 11/15/2047, Ser. D 799,178
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Methodist Hospitals of Dallas)
200,000 3.400%, 10/1/2041, Ser. B
a
200,000
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 995,702
Texas Municipal Gas Acquisition &
Supply Corporation V Rev.
3,750,000 5.000%, 4/1/2036
b
3,906,924
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,066,163
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,089,577

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Texas 13.5% - continued
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
$ 8,000,000 5.000%, 6/30/2058, AMT $ 7,913,110
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 484,746
4,275,000 4.000%, 6/30/2040, Ser. A 4,137,876
Texas Technical College System
Rev. (Financing System
Improvement) (AG Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
c
3,253,011
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
c
2,398,396
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,226,963
Total 152,611,078
Utah 1.6%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
d
1,017,049
Downtown Revitalization Public
Infrastructure District, UT Sales
Tax Rev. (SEG Redevelopment)
(AG Insured)
500,000 5.500%, 6/1/2055, Ser. A
c
535,306
250,000 5.500%, 6/1/2055, Ser. B
c
267,653
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 263,451
2,000,000 5.000%, 7/1/2045, Ser. A 2,094,255
Jordan Valley, UT Water
Conservancy District Rev.
3,000,000 5.000%, 10/1/2049, Ser. A 3,048,079
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AG Insured)
1,825,000 4.000%, 2/1/2048
c
1,640,323
Orem, UT GO
6,880,000 5.000%, 12/1/2046 7,049,226
Salt Lake City, UT Airport Rev.
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,164,139
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 800,424
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 378,698
Total 18,258,603
Virginia 2.7%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,884,754
Principal
Amount Long-Term Fixed Income  99.4% Value
Virginia 2.7% - continued
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
$ 650,000 6.875%, 12/1/2058, Ser. A $ 707,811
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,547,454
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,034,075
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 603,696
6,575,000 5.000%, 12/31/2049, AMT 6,424,074
10,610,000 5.000%, 12/31/2052, AMT 10,311,819
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 446,372
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 484,761
1,000,000 4.000%, 1/1/2040, AMT 969,488
Total 30,414,304
Washington 1.7%
Energy Northwest, WA Electric Rev.
Refg. (Columbia Generating
Station)
1,000,000 5.000%, 7/1/2043, Ser. A 1,098,865
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,255,354
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
760,768
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,344,898
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,089,745
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
d
596,317
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,709,959
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 425,238
450,000 4.000%, 5/1/2045 411,558
Washington Housing Finance
Commission Certificates Rev.
988,002 4.220%, 3/20/2040, Ser. A
a
963,096

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.4% Value
Washington 1.7% - continued
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
$ 1,200,000 5.000%, 7/1/2048, Ser. A $ 1,187,798
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,001,636
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
d
1,412,163
1,250,000 6.250%, 7/1/2059
d
1,322,783
Total 19,580,178
West Virginia 1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 745,314
500,000 5.250%, 6/1/2044 514,602
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,878,340
2,000,000 4.250%, 6/1/2047, Ser. A 1,897,961
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 8,971,883
Total 14,008,100
Wisconsin 2.6%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
d
487,490
750,000 6.500%, 7/15/2063, Ser. A
d
774,571
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
d
508,035
750,000 7.000%, 7/1/2058
d
761,968
Public Finance Auth., WI Health
Care System Rev. Refg. (Cone
Health)
290,000 3.350%, 5/1/2026, Ser. C
a
290,000
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
c
1,040,122
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,080,369
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 385,222
920,000 5.500%, 7/1/2043, AMT 943,165
Principal
Amount Long-Term Fixed Income  99.4% Value
Wisconsin 2.6% - continued
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
$ 2,500,000 4.000%, 3/31/2056, AMT $ 2,030,120
4,000,000 4.000%, 9/30/2051, AMT 3,343,844
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 574,184
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
d
1,907,600
Public Finance Auth., WI Toll Rev.
(Georgia SR 400 Express Lanes)
2,000,000 6.500%, 6/30/2060, AMT 2,201,484
2,250,000 5.750%, 12/31/2065, AMT 2,299,888
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,329,229
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 779,503
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,039,610
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 791,019
500,000 5.750%, 8/15/2059, Ser. A 513,803
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
1,000,000 5.375%, 6/1/2050 1,001,092
870,000 5.000%, 6/1/2037 888,933
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,004,507
Total 28,975,758
Total Long-Term Fixed Income
(cost $1,150,145,913) 1,125,544,085
Principal
Amount Short-Term Investments <0.1%
g
Value
Federal Home Loan Bank Discount
Notes
300,000 3.615%, 5/27/2026
h
299,192
Total Short-Term Investments
(cost $299,217) 299,192
Total Investments
(cost $1,150,445,130) 99.4% $1,125,843,277
Other Assets and Liabilities, Net
0.6% 6,855,865
Total Net Assets 100.0% $1,132,699,142

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes investments purchased on a when-issued or
delayed-delivery basis.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $33,995,037 or 3.0% of
total net assets.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 30, 2026 was $760,768 or 0.07% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 739,049
Definitions:
AG - Assured Guaranty, Inc.
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $18,581,232
Gross unrealized depreciation (48,204,344)
Net unrealized appreciation (depreciation) ($29,623,112)
Cost for federal income tax purposes $1,155,546,272
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 227,571,383 – 227,571,383 –
Health Care 232,060,855 – 232,060,855 –
Housing 32,941,536 – 32,941,536 –
Industrial Revenue 67,257,226 – 67,257,226 –
Local/State Government 24,424,617 – 24,424,617 –
Miscellaneous 12,886,633 – 12,886,633 –
Pre-refunded 13,354,132 – 13,354,132 –
Tax Revenue 137,505,638 – 137,505,638 –
Tobacco Settlement 9,021,971 – 9,021,971 –
Transportation 251,221,718 – 251,221,718 –
Utilities 117,298,376 – 117,298,376 –
Short-Term Investments 299,192 – 299,192 –
Total Investments at Value $1,125,843,277 $– $1,125,843,277 $–

Municipal Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 79,883 79,883 – –
Total Asset Derivatives $79,883 $79,883 $– $–
The following table presents Municipal Bond Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $299,192 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond (40) June 2026 ( $ 4,681,133) $ 79,883
Total Futures Short Contracts ( $ 4,681,133) $79,883
Total Futures Contracts ( $ 4,681,133) $79,883
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 79,883
Total Interest Rate Contracts 79,883
Total Asset Derivatives $79,883
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 79,883
Total Interest Rate Contracts 79,883
Total $79,883
The following table presents Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($1,285,138)

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income 100.0% Value
Asset-Backed Securities  12.5%
ACHV ABS Trust
$ 262,861
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 263,600
559,619
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
561,447
Affirm Master Trust
4,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
4,526,745
Annisa CLO, Ltd.
1,064,868
5.175%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,065,047
Avis Budget Rental Car Funding
AESOP, LLC
1,440,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
1,447,831
6,600,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
6,490,210
Carlyle Global Market Strategies
CLO, Ltd.
3,900,000
4.875%,  (TSFR3M +
1.200%), 1/20/2032, Ser.
2015-5A, Class A2R4
a,b
3,896,654
CarVal CLO I, Ltd.
4,200,000
5.530%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,210,903
CarVal CLO III, Ltd.
5,500,000
5.075%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,499,912
CarVal CLO IX-C, Ltd.
1,750,000
4.980%,  (TSFR3M +
1.320%), 4/20/2037, Ser.
2024-1A, Class AR
a,b,c
1,750,009
Chenango Park CLO, Ltd.
4,000,000
5.473%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
4,005,128
Commonbond Student Loan Trust
80,587
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
77,426
319,952
4.269%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
317,383
Dryden 61 CLO, Ltd.
3,250,000
5.260%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,251,914
Dryden 72 CLO, Ltd.
1,900,000
5.303%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,901,092
Education Funding Trust
725,264
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
694,399
Foundation Finance Trust
681,241
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
650,170
2,522,928
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,607,055
227,145
5.500%,  12/15/2049, Ser.
2024-1A, Class A
a
229,674
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Asset-Backed Securities  12.5% - continued
Hertz Vehicle Financing III, LLC
$ 2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
$ 2,564,882
4,135,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
4,157,361
2,400,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
2,412,771
HOMES Trust
4,206,548
5.077%,  8/25/2060, Ser.
2026-INV1, Class A1D
a,d
4,185,049
1,026,067
5.053%,  9/25/2070, Ser.
2026-NQM1, Class A2
a,d
1,016,274
KKR Static CLO I, Ltd.
959,021
4.655%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
958,639
3,250,000
5.125%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,249,948
Lendbuzz Securitization Trust
986,375
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
989,059
Madison Park Funding XXIV, Ltd.
2,489
5.225%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
2,489
Madison Park Funding XXXIX, Ltd.
5,500,000
5.414%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,504,906
Marathon CLO, Ltd.
3,750,000
5.223%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
3,749,910
National Collegiate Trust
274,361
4.088%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
269,027
Navient Refinance Loan Trust
4,344,268
4.500%,  1/18/2056, Ser.
2026-A, Class A
a
4,281,480
Navient Student Loan Trust
1,813,540
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,766,387
Neuberger Berman Loan Advisers
LaSalle Street Lending CLO II,
Ltd.
4,500,000
5.015%,  (TSFR3M +
1.340%), 4/20/2038, Ser.
2024-2A, Class A1R
a,b
4,508,536
OZLM XIV, Ltd.
3,600,000
5.513%,  (TSFR3M +
1.840%), 1/15/2038, Ser.
2015-14A, Class A2R3
a,b
3,610,800
Pagaya AI Debt Grantor Trust
631,924
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
633,319
2,175,040
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
2,181,787
2,320,026
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
2,332,391
3,199,705
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
3,191,325

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Asset-Backed Securities  12.5% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 2,091,771
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 2,093,038
Palmer Square Loan Funding, Ltd.
2,550,000
5.110%,  (TSFR3M +
1.450%), 8/8/2032, Ser. 2024-
3A, Class BR
a,b
2,546,412
1,440,351
4.493%,  (TSFR3M +
0.820%), 10/15/2032, Ser.
2024-1A, Class A1R
a,b
1,439,514
2,250,000
4.823%,  (TSFR3M +
1.150%), 10/15/2032, Ser.
2024-1A, Class A2R
a,b
2,247,361
5,000,000
4.823%,  (TSFR3M +
1.150%), 1/15/2033, Ser.
2024-2A, Class A2R
a,b
4,998,350
3,000,000
4.853%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
2,999,940
3,500,000
5.073%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
3,499,923
5,000,000
4.660%,  (TSFR3M +
0.950%), 1/15/2034, Ser.
2025-3A, Class A1
a,b
4,995,450
PPM CLO 2, Ltd.
6,250,000
4.830%,  (TSFR3M +
1.150%), 4/16/2037, Ser.
2019-2A, Class AR3
a,b
6,249,875
PPM CLO 6-R, Ltd.
4,500,000
5.065%,  (TSFR3M +
1.390%), 1/20/2037, Ser.
2022-6RA, Class A1RR
a,b
4,508,941
Silver Point CLO 4, Ltd.
3,250,000
4.969%,  (TSFR3M +
1.310%), 4/15/2037, Ser.
2024-4A, Class A1R
a,b,c
3,250,052
SoFi Consumer Loan Program
Trust
616,560
4.240%,  8/25/2035, Ser.
2025-4, Class A
a
616,781
Tesla Lease Electric Vehicle
Securitization, LLC
2,907,858
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
2,908,252
Towd Point Asset Trust
642,915
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
626,254
Trinitas CLO, Ltd.
3,800,000
4.805%,  (TSFR3M +
1.130%), 7/20/2034, Ser.
2021-16A, Class A1R
a,b
3,795,930
Total 141,789,012
Basic Materials  1.2%
Anglo American Capital plc
2,000,000 4.625%,  3/19/2031
a
1,977,917
Eastman Chemical Company
700,000 5.000%,  8/1/2029 707,263
1,775,000 4.500%,  2/20/2031 1,743,311
Georgia-Pacific, LLC
1,425,000 4.400%,  6/30/2028
a
1,426,339
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Basic Materials  1.2% - continued
$ 2,300,000 4.600%,  5/15/2031
a,c
$ 2,296,970
Glencore Funding, LLC
1,500,000 6.125%,  10/6/2028
a
1,551,125
International Flavors & Fragrances,
Inc.
326,000 1.832%,  10/15/2027
a
312,890
Mosaic Company
2,750,000 4.350%,  1/15/2029 2,733,993
SNF Group SACA
1,000,000 5.626%,  3/31/2031
a
1,012,159
Total 13,761,967
Capital Goods  2.2%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,913,635
Amcor Flexibles North America,
Inc.
1,950,000 4.250%,  3/8/2029 1,933,128
Amrize Finance US, LLC
965,000 4.700%,  4/7/2028 968,720
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,575,914
Boeing Company
1,100,000 6.259%,  5/1/2027 1,118,546
Deere Funding Canada
Corporation
2,600,000 4.150%,  10/9/2030 2,566,985
Honeywell Aerospace, Inc.
2,650,000 4.000%,  3/16/2029
a
2,621,822
1,700,000
4.283%,  (SOFRINDX +
0.630%), 3/16/2029
a,b
1,694,904
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,832,303
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 511,313
Jacobs Solutions, Inc.
2,100,000 4.750%,  3/3/2031 2,078,233
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,151,151
Spirit AeroSystems, Inc.
3,575,000 4.600%,  6/15/2028 3,573,412
Total 24,540,066
Collateralized Mortgage Obligations  15.7%
A&D Mortgage Trust
2,033,424
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
2,037,677
2,473,934
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,479,685
ACRA Trust
3,528,694
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
3,535,522
Archwest Mortgage Trust
3,400,000
5.196%,  10/25/2040, Ser.
2025-RTL1, Class A1
a,d
3,392,793
3,875,000
5.435%,  4/25/2041, Ser.
2026-RTL1, Class A1
a,d
3,880,343
Banc of America Funding Trust
65,458
6.240%,  1/25/2035, Ser.
2004-D, Class 4A1
b
66,588

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Collateralized Mortgage Obligations  15.7% -
continued
$ 488,929
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 $ 490,182
Bear Stearns ARM Trust
78,407
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
75,753
Bellemeade Re, Ltd.
1,186,077
5.195%,  (SOFR30A +
1.550%), 10/25/2035, Ser.
2025-1, Class M1A
a,b
1,186,341
BRAVO Residential Funding Trust
3,165,591
5.138%,  11/25/2065, Ser.
2026-NQM3, Class A2
a,d
3,143,786
Builder Circle Mortgage Trust
3,250,000
6.014%,  5/25/2031, Ser.
2026-RTL1, Class A1
a,c
3,249,951
CFST Mortgage Trust
1,525,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,536,269
Chase Home Lending Mortgage
Trust
2,647,126
5.500%,  10/25/2055, Ser.
2024-10, Class A3
a,b
2,641,440
Chase Mortgage Finance Trust
Series
1,073,184
6.422%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,093,809
CHNGE Mortgage Trust
3,128,267
4.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,015,215
1,367,655
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,365,031
4,345,245
4.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
4,265,526
2,049,066
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
2,042,699
1,804,961
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
1,802,731
Citigroup Mortgage Loan Trust,
Inc.
425,768
4.934%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
411,351
CLIP Trust
2,600,000
5.221%,  5/25/2071, Ser.
2026-NQM1, Class A1
a,b
2,598,423
COLT Mortgage Loan Trust
3,460,053
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,134,217
Countrywide Alternative Loan Trust
83,219
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 51,300
80,138
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 62,870
Credit Suisse Mortgage Capital
Certificates
3,738,812
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,306,259
Cross Mortgage Trust
4,390,730
4.699%,  2/25/2061, Ser.
2026-NQM1, Class A1
a,b
4,354,474
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Collateralized Mortgage Obligations  15.7% -
continued
$ 3,794,073
5.087%,  3/25/2061, Ser.
2026-NQM2, Class A2
a,d
$ 3,764,565
Deephaven Residential Mortgage
Trust
3,832,570
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,542,173
3,970,789
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
3,525,659
Federal Home Loan Mortgage
Corporation - REMIC
1,517,773
4.500%,  8/25/2052, Ser.
5582, Class LA 1,505,928
301,070
5.500%,  7/25/2049, Ser.
5417, Class D 301,238
Federal National Mortgage
Association - REMIC
4,517,276
5.000%,  6/25/2051, Ser.
2025-69, Class E 4,530,290
1,804,026
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,784,686
779,460
4.410%,  (SOFR30A +
0.764%), 3/25/2033, Ser.
2013-16, Class FG
b
781,482
Flagstar Mortgage Trust
1,853,267
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,678,612
GCAT Trust
3,401,583
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,119,711
1,828,146
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,828,110
GMAC Mortgage Corporation
Loan Trust
11,892
4.269%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
5,397
GS Mortgage-Backed Securities
Trust
3,022,088
5.038%,  1/25/2066, Ser.
2025-DSC2, Class A1
a,d
3,008,880
2,249,890
5.000%,  4/25/2056, Ser.
2025-PJ10, Class A5
a,b
2,231,471
183,272
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
174,383
GSAA Home Equity Trust
75,720
5.719%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
140,793
916,515
4.025%,  8/25/2034, Ser.
2004-10, Class M2
b
872,920
J.P. Morgan Alternative Loan Trust
216,811
4.781%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
160,686
J.P. Morgan Mortgage Trust
488,809
4.938%,  6/25/2056, Ser.
2025-12MPR, Class A1B
a,d
487,698
113,966
4.980%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
77,354
LHOME Mortgage Trust
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
3,501,735

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Collateralized Mortgage Obligations  15.7% -
continued
MFA Trust
$ 3,626,121
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
$ 3,628,596
1,833,067
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
a,d
1,835,821
3,562,544
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
3,502,116
Morgan Stanley Residential
Mortgage Loan Trust
5,293,751
5.432%,  3/25/2071, Ser.
2026-NQM3, Class A2
a,d
5,286,580
1,798,759
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,806,347
2,613,066
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
2,612,572
2,267,725
5.216%,  9/25/2070, Ser.
2025-NQM8, Class A2
a,d
2,252,441
2,380,262
4.809%,  12/25/2070, Ser.
2026-NQM1, Class A1
a,b
2,363,497
NYMT Loan Trust
2,029,296
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,035,247
2,690,863
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,d
2,678,020
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
2,509,848
OBX Trust
1,133,660
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,d
1,132,356
1,713,280
4.818%,  12/1/2065, Ser.
2026-NQM2, Class A1
a,b
1,703,921
Palisades Mortgage Loan Trust
517,041
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
516,865
PRET Trust
2,699,670
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
2,620,666
PRET, LLC
3,654,102
5.074%,  2/25/2056, Ser.
2026-NPL2, Class A1
a,d
3,627,781
1,186,140
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
1,187,573
3,500,000
5.710%,  4/25/2056, Ser.
2026-NPL5, Class A1
a,d
3,499,965
PRPM Trust
2,450,000
5.206%,  1/25/2056, Ser.
2026-RCF1, Class A2
a,d
2,445,310
PRPM, LLC
2,197,200
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
2,170,429
1,673,790
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
1,674,620
3,446,885
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
3,439,744
1,817,256
5.385%,  10/25/2030, Ser.
2025-8, Class A1
a,d
1,810,758
RCO IX Mortgage, LLC
3,003,506
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,d
3,002,926
Roc Mortgage Trust
4,000,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
4,007,870
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Collateralized Mortgage Obligations  15.7% -
continued
$ 2,700,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
$ 2,707,128
SG Residential Mortgage Trust
3,207,244
4.782%,  1/25/2066, Ser.
2026-1, Class A1
a,b
3,182,029
Terwin Mortgage Trust
315,974
5.269%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
316,141
Toorak Mortgage Trust
3,096,816
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
3,099,650
2,025,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
2,032,356
TRK Trust
3,562,758
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
3,332,653
3,565,133
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,240,349
Verus Securitization Trust
4,003,952
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,d
4,010,301
1,336,864
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,193,294
Visio Trust
166,201
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
161,335
VOLT CII, LLC
366,089
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
366,154
Total 179,237,265
Commercial Mortgage-Backed Securities  2.6%
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,917,625
BANK
1,847,514
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,827,499
2,500,000
4.467%,  8/15/2061, Ser.
2018-BN13, Class AS
b
2,463,365
FirstKey Homes Trust
450,000
1.788%,  8/17/2038, Ser.
2021-SFR1, Class B
a
446,015
Home Partners of America Trust
3,669,494
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,610,499
Progress Residential Trust
4,043,942
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
4,018,789
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,512,945
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,717,150
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,254,413
Total 29,768,300

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Communications Services  2.2%
American Tower Corporation
$ 1,000,000 1.450%,  9/15/2026 $ 989,308
2,050,000 5.500%,  3/15/2028 2,086,771
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,250,000 4.750%,  3/1/2030
a
2,132,841
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,750,000 4.200%,  3/15/2028 2,721,429
1,725,000 6.100%,  6/1/2029 1,781,651
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,266,229
1,750,000 4.900%,  9/1/2029 1,758,203
Discovery Global Holdings, Inc.
1,011,000 3.755%,  3/15/2027 1,002,475
Meta Platforms, Inc.
2,650,000 4.550%,  5/15/2031 2,649,389
Orange SA
950,000 4.000%,  1/13/2029
a
941,828
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 4,994,186
T-Mobile USA, Inc.
3,125,000 4.850%,  1/15/2029 3,156,009
Total 25,480,319
Consumer Cyclical  5.7%
Amazon.com, Inc.
3,000,000 4.000%,  3/13/2029 2,978,731
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,010,815
2,000,000 4.450%,  10/22/2027 1,998,468
2,050,000 5.650%,  11/15/2028 2,101,698
Daimler Truck Finance North
America, LLC
1,275,000 4.300%,  8/12/2027
a
1,272,449
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,996,987
Denso Corporation
2,250,000 4.282%,  9/17/2030
a
2,227,593
Ford Motor Credit Company, LLC
1,150,000 5.125%,  11/5/2026 1,152,961
1,875,000 5.800%,  3/5/2027 1,888,176
2,500,000 5.113%,  5/3/2029 2,484,582
General Motors Company
1,400,000 5.350%,  4/15/2028 1,419,385
General Motors Financial
Company, Inc.
950,000 5.400%,  5/8/2027 959,701
1,900,000 5.350%,  7/15/2027 1,918,811
1,900,000 5.050%,  4/4/2028 1,916,644
2,500,000 5.800%,  1/7/2029 2,572,367
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,875,044
Hyundai Capital America
1,250,000 1.650%,  9/17/2026
a
1,237,267
1,900,000 5.300%,  3/19/2027
a
1,914,888
2,225,000 4.875%,  6/23/2027
a
2,233,699
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Consumer Cyclical  5.7% - continued
Las Vegas Sands Corporation
$ 1,565,000 5.900%,  6/1/2027 $ 1,581,289
1,600,000 5.625%,  6/15/2028 1,623,432
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,313,084
1,875,000 5.000%,  5/17/2029 1,911,180
Royal Caribbean Cruises, Ltd.
3,200,000 5.500%,  4/1/2028
a
3,234,370
Stellantis Finance US, Inc.
3,050,000 5.350%,  3/17/2028
a
3,072,519
Stellantis Financial Services US
Corporation
825,000 5.400%,  9/15/2030
a
815,121
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,262,495
2,000,000 4.050%,  3/13/2029 1,986,723
1,360,000 4.950%,  1/9/2030 1,384,083
Uber Technologies, Inc.
2,600,000 4.150%,  1/15/2031 2,548,567
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,915,697
2,250,000 4.450%,  9/11/2027
a
2,243,511
Walmart, Inc.
3,300,000 4.150%,  4/30/2031 3,286,303
Total 65,338,640
Consumer Non-Cyclical  5.8%
Abbott Laboratories
1,600,000 3.700%,  3/9/2029 1,578,106
1,775,000 4.000%,  3/15/2031 1,741,932
AbbVie, Inc.
1,950,000 4.125%,  3/15/2031 1,919,052
Altria Group, Inc.
635,000 4.875%,  2/4/2028 640,280
1,900,000 6.200%,  11/1/2028 1,978,131
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,444,713
BAT International Finance plc
1,900,000 5.931%,  2/2/2029 1,969,536
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,258,519
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,687,481
2,250,000 3.200%,  4/21/2031 2,100,560
Cargill, Inc.
1,150,000 4.125%,  10/23/2030
a
1,132,362
Cencora, Inc.
1,600,000 3.950%,  2/13/2029 1,577,969
1,925,000 4.250%,  11/15/2030 1,892,236
Cigna Group
2,575,000 4.500%,  9/15/2030 2,571,934
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,755,218
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,500,000 5.600%,  1/15/2031
a
2,432,116
CVS Health Corporation
2,500,000 5.400%,  6/1/2029 2,558,874

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Consumer Non-Cyclical  5.8% - continued
General Mills, Inc.
$ 1,900,000 5.500%,  10/17/2028 $ 1,943,632
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,884,078
Hasbro, Inc.
825,000 4.650%,  3/12/2031 818,318
HCA, Inc.
2,400,000 5.000%,  3/1/2028 2,420,118
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 1,000,585
Imperial Brands Finance plc
1,425,000 4.500%,  6/30/2028
a
1,426,165
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,513,124
Mars, Inc.
1,500,000 4.600%,  3/1/2028
a
1,508,915
Novartis Capital Corporation
1,350,000 4.400%,  3/18/2031 1,348,012
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,908,497
Philip Morris International, Inc.
2,100,000 4.125%,  4/28/2028 2,094,175
625,000 4.875%,  2/13/2029 633,182
Roche Holdings, Inc.
2,250,000 4.075%,  12/2/2030
a
2,220,227
Royalty Pharma plc
3,225,000 4.450%,  3/25/2031 3,186,960
Stryker Corporation
1,900,000 4.700%,  2/10/2028 1,911,821
Thermo Fisher Scientific, Inc.
3,850,000 4.215%,  2/12/2031 3,803,739
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,576,484
Total 66,437,051
Energy  3.3%
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 960,992
Cheniere Energy Partners, LP
3,500,000 4.500%,  10/1/2029 3,482,060
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,580,270
1,260,000 6.042%,  8/15/2028
a
1,300,304
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,795,669
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,260,700
Energy Transfer, LP
1,250,000 6.050%,  12/1/2026 1,261,744
1,900,000 5.250%,  7/1/2029 1,940,034
EOG Resources, Inc.
635,000 4.400%,  7/15/2028 636,846
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027 2,703,596
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,324,235
1,750,000 5.150%,  6/1/2030 1,789,200
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Energy  3.3% - continued
National Fuel Gas Company
$ 1,600,000 5.500%,  3/15/2030 $ 1,632,903
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,005,156
2,000,000 4.250%,  9/24/2027 1,994,610
1,000,000 5.650%,  11/1/2028 1,025,922
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,210,311
Repsol E&P Capital Markets US,
LLC
975,000 4.805%,  9/16/2028
a
978,341
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
882,018
Shell Finance US, Inc.
1,750,000 4.125%,  11/6/2030 1,729,856
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027 1,304,607
TransCanada PipeLines, Ltd.
850,000 6.125%,  10/17/2056
b
853,721
Williams Companies, Inc.
1,900,000 4.625%,  6/30/2030 1,897,926
Total 37,551,021
Financials  33.9%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,913,070
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a
1,890,611
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
750,000 2.450%,  10/29/2026 743,906
1,550,000 6.100%,  1/15/2027 1,566,773
1,665,000 6.450%,  4/15/2027 1,695,582
1,150,000 4.125%,  2/28/2029
f
1,135,818
1,925,000 4.625%,  9/10/2029 1,921,485
Aircastle, Ltd./Aircastle Ireland
DAC
2,150,000 5.000%,  5/15/2031
a
2,135,651
Ally Financial, Inc.
1,050,000 5.737%,  5/15/2029
b
1,065,988
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,011,811
1,000,000 5.043%,  7/26/2028
b
1,008,193
1,900,000 4.731%,  4/25/2029
b
1,909,905
635,000 5.085%,  1/30/2031
b
646,240
American Homes 4 Rent, LP
725,000 4.950%,  6/15/2030 729,378
American International Group, Inc.
1,250,000 4.850%,  5/7/2030 1,262,399
ANZ New Zealand International,
Ltd./London
1,250,000 4.000%,  1/22/2029
a
1,238,937
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029 2,714,802
Ares Capital Corporation
1,200,000 2.150%,  7/15/2026 1,193,958
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028 1,400,990
1,625,000 5.600%,  2/15/2030 1,595,185

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
Arthur J. Gallagher & Company
$ 1,050,000 4.600%,  12/15/2027 $ 1,052,985
1,050,000 4.850%,  12/15/2029 1,059,892
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,330,948
Atlas Warehouse Lending
Company, LP
2,675,000 4.625%,  11/15/2028
a
2,641,148
AvalonBay Communities, Inc.
2,750,000 4.350%,  12/1/2030 2,727,738
Aviation Capital Group, LLC
1,275,000 4.750%,  4/14/2027
a
1,279,273
1,900,000 4.800%,  10/24/2030
a
1,886,742
Avolon Holdings Funding, Ltd.
1,200,000 4.950%,  1/15/2028
a
1,204,292
1,900,000 5.375%,  5/30/2030
a
1,924,494
Banco Bilbao Vizcaya Argentaria
SA
1,200,000 4.150%,  3/3/2029 1,186,036
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
996,740
2,000,000 5.365%,  7/15/2028
b
2,019,811
1,400,000 4.551%,  11/6/2030 1,381,080
Bank of America Corporation
3,500,000 1.734%,  7/22/2027
b
3,479,235
4,000,000 4.477%,  4/23/2030
b
3,988,156
Bank of Montreal
2,250,000 4.567%,  9/10/2027
b
2,251,269
Bank of New York Mellon
Corporation
1,250,000 6.317%,  10/25/2029
b
1,305,913
1,100,000 4.026%,  1/22/2030
b
1,088,534
2,200,000 5.625%,  3/20/2031
b,f,g
2,175,182
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,229,574
Bank of Nova Scotia
2,000,000 4.404%,  9/8/2028
b
1,998,736
1,950,000 4.043%,  9/15/2028
b
1,939,318
950,000 4.247%,  2/2/2030
b
942,148
Banque Federative du Credit
Mutuel SA
2,500,000 4.541%,  1/15/2031
a
2,470,636
Barclays plc
2,000,000 2.279%,  11/24/2027
b
1,975,034
950,000 5.674%,  3/12/2028
b
958,761
1,900,000 4.837%,  9/10/2028
b
1,906,496
1,900,000 5.086%,  2/25/2029
b
1,916,397
1,900,000 4.219%,  5/24/2030
b
1,873,807
Blackstone Private Credit Fund
1,150,000 4.950%,  9/26/2027 1,141,370
1,950,000 5.050%,  9/10/2030 1,868,584
Blackstone Reg Finance
Company, LLC
1,400,000 4.300%,  11/3/2030
f
1,380,720
Blackstone Secured Lending Fund
2,100,000 5.350%,  4/13/2028 2,094,874
2,000,000 5.125%,  1/31/2031 1,925,402
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,267,035
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,093,793
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
$ 1,900,000 6.600%,  9/15/2029 $ 1,905,588
Blue Owl Technology Finance
Corporation
3,080,000 3.750%,  6/17/2026
a
3,072,017
1,725,000 6.750%,  4/4/2029
f
1,728,849
BNP Paribas SA
1,425,000 4.792%,  5/9/2029
a,b
1,429,137
1,400,000 5.176%,  1/9/2030
a,b
1,420,079
Brookfield Asset Management,
Ltd.
1,350,000 4.832%,  4/15/2031 1,338,678
Brown & Brown, Inc.
1,275,000 4.600%,  12/23/2026 1,277,559
CaixaBank SA
1,900,000 4.634%,  7/3/2029
a,b
1,901,588
Canadian Imperial Bank of
Commerce
1,900,000 4.857%,  3/30/2029
b
1,913,710
1,900,000 4.283%,  1/29/2030
b
1,886,116
Capital One Financial Corporation
1,950,000 4.493%,  9/11/2031
b
1,918,740
Capital One NA
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,228,803
Centene Corporation
1,628,000 4.250%,  12/15/2027 1,618,500
1,800,000 4.625%,  12/15/2029 1,754,817
Charles Schwab Corporation
1,750,000 4.000%,  6/1/2026
b,g
1,747,135
2,500,000 6.100%,  6/1/2031
b,g
2,501,109
3,500,000 4.343%,  11/14/2031
b
3,453,617
Citadel Finance, LLC
1,150,000 4.750%,  2/14/2029
a
1,132,074
Citadel Securities Global Holdings,
LLC
635,000 5.500%,  6/18/2030
a
645,662
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,631,712
Citibank NA
2,150,000 4.876%,  11/19/2027
b
2,157,362
Citigroup, Inc.
1,725,000 4.643%,  5/7/2028
b
1,728,001
1,100,000 5.174%,  2/13/2030
b
1,116,765
2,600,000 4.503%,  9/11/2031
b
2,570,897
Citizens Bank NA/Providence, RI
1,250,000 4.192%,  1/29/2029
b
1,241,315
Citizens Financial Group, Inc.
1,550,000 5.253%,  3/5/2031
b
1,569,496
Commonwealth Bank of Australia/
New York, NY
750,000 4.150%,  10/1/2030 743,559
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,987,600
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,578,680
Cousins Properties, LP
1,750,000 5.250%,  7/15/2030 1,777,176
Credit Agricole SA
2,000,000 4.631%,  9/11/2028
a,b
2,000,942
1,200,000 5.230%,  1/9/2029
a,b
1,212,111
1,275,000 6.316%,  10/3/2029
a,b
1,324,119

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
Credit Suisse Group AG
$ 810,000 7.500%,  N/A
*,h
$ 194,400
Deutsche Bank AG/New York, NY
1,300,000 4.999%,  9/11/2030
b
1,305,729
1,450,000 4.950%,  8/4/2031
b
1,445,453
DNB Bank ASA
2,000,000 4.832%,  3/30/2032
a,b
1,997,141
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
2,800,000 5.950%,  9/17/2030
a
2,652,945
EPR Properties
3,125,000 4.950%,  4/15/2028 3,125,596
F&G Global Funding
975,000 4.650%,  9/8/2028
a
962,514
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,549,980
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,100,241
Fortitude Group Holdings, LLC
2,500,000 6.250%,  4/1/2030
a
2,560,958
Franklin BSP Capital Corporation
2,000,000 6.000%,  10/2/2030
a
1,917,357
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,259,637
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 960,726
Goldman Sachs Group, Inc.
2,000,000 3.800%,  5/10/2026
b,g
1,999,086
2,500,000 3.615%,  3/15/2028
b
2,482,452
1,900,000 4.482%,  8/23/2028
b
1,900,703
1,900,000 4.148%,  1/21/2029
b
1,885,703
2,050,000 4.153%,  10/21/2029
b
2,028,563
1,900,000 6.484%,  10/24/2029
b
1,983,621
1,100,000 5.218%,  4/23/2031
b
1,117,900
Goldman Sachs Private Credit
Corporation
500,000 5.050%,  2/23/2028
a
494,020
750,000 5.875%,  5/6/2028
a,f
750,614
Healthcare Realty Holdings, LP
1,125,000 3.100%,  2/15/2030 1,059,255
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,728,671
Host Hotels & Resorts, LP
1,600,000 4.250%,  12/15/2028 1,584,451
HPS Corporate Lending Fund
1,425,000 5.300%,  6/5/2027 1,419,258
1,800,000 4.900%,  9/11/2028 1,761,855
HSBC Holdings plc
2,150,000 5.130%,  11/19/2028
b
2,168,135
1,250,000 4.899%,  3/3/2029
b
1,256,486
1,950,000 4.398%,  3/10/2030
b
1,936,298
HSBC USA, Inc.
2,525,000 4.650%,  6/3/2028 2,541,654
Huntington Bank Auto Credit-
Linked Notes
343,710
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
346,153
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
ING Groep NV
$ 2,000,000 4.017%,  3/28/2028
b
$ 1,991,791
1,900,000 4.858%,  3/25/2029
b
1,913,604
JPMorgan Chase & Company
2,000,000 3.650%,  6/1/2026
b,g
1,996,363
1,850,000 5.571%,  4/22/2028
b
1,870,682
2,750,000 4.979%,  7/22/2028
b
2,768,538
1,700,000 4.851%,  7/25/2028
b
1,709,273
2,000,000 6.100%,  7/1/2031
b,c,g
2,000,000
750,000 4.347%,  1/22/2032
b
738,519
KeyCorp
2,500,000 5.121%,  4/4/2031
b
2,525,591
KeyCorp Capital I
2,750,000
4.693%,  (TSFR3M +
1.002%), 7/1/2028
b
2,701,259
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,014,164
Lloyds Banking Group plc
950,000 5.985%,  8/7/2027
b
953,519
1,875,000 5.462%,  1/5/2028
b
1,887,410
2,000,000 3.750%,  3/18/2028
b
1,988,304
1,500,000 5.087%,  11/26/2028
b
1,512,998
LPL Holdings, Inc.
1,600,000 5.200%,  3/15/2030 1,614,678
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,724,626
Macquarie AirFinance Holdings,
Ltd.
1,829,000 6.400%,  3/26/2029
a
1,890,781
1,300,000 5.150%,  3/17/2030
a
1,294,958
Manufacturers & Traders Trust
Company
2,000,000 4.548%,  4/18/2030
b
1,994,779
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,921,238
Met Tower Global Funding
2,000,000 4.000%,  10/1/2027
a
1,991,347
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,942,841
Mitsubishi UFJ Financial Group,
Inc.
1,925,000 4.527%,  9/12/2031
b
1,904,345
Mizuho Financial Group, Inc.
2,225,000 4.711%,  7/8/2031
b
2,223,779
Morgan Stanley
1,875,000 5.652%,  4/13/2028
b
1,896,004
3,000,000 5.164%,  4/20/2029
b
3,034,111
785,000 5.449%,  7/20/2029
b
799,426
2,700,000 4.133%,  10/18/2029
b
2,672,103
Morgan Stanley Bank NA
1,900,000 5.016%,  1/12/2029
b
1,917,658
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029 2,862,246
National Bank of Canada
1,400,000 4.166%,  1/20/2029
b
1,392,844
NatWest Markets plc
2,750,000 4.174%,  11/6/2028
a
2,731,514
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,921,551
2,500,000 5.000%,  6/6/2029
a,f
2,545,561

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
Nippon Life Insurance Company
$ 3,300,000 4.748%,  4/2/2031
a
$ 3,301,948
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,479,034
2,700,000 5.594%,  7/2/2027 2,729,787
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,918,622
Omega Healthcare Investors, Inc.
1,250,000 5.200%,  7/1/2030 1,259,518
Pinnacle Bank/Nashville, TN
3,155,000 5.625%,  2/15/2028 3,178,510
PNC Bank NA
1,900,000 4.429%,  7/21/2028
b
1,900,913
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,469,062
1,250,000 6.615%,  10/20/2027
b
1,263,002
1,575,000 5.582%,  6/12/2029
b
1,613,007
Principal Life Global Funding II
2,000,000 4.800%,  1/9/2028
a
2,010,623
Protective Life Global Funding
2,000,000 4.827%,  4/14/2031
a
1,997,341
Prudential Financial, Inc.
3,800,000 4.500%,  9/15/2047
b
3,722,989
Regions Financial Corporation
1,200,000 5.722%,  6/6/2030
b
1,233,046
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,557,197
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,700,000 3.625%,  3/1/2029
a
2,591,374
Royal Bank of Canada
3,000,000 4.510%,  10/18/2027
b
3,002,299
2,050,000 3.995%,  11/3/2028
b
2,036,670
1,925,000 4.498%,  8/6/2029
b
1,926,596
Santander Holdings USA, Inc.
1,750,000 2.490%,  1/6/2028
b
1,724,997
1,250,000 5.473%,  3/20/2029
b
1,268,211
Skandinaviska Enskilda Banken
AB
3,250,000 4.500%,  9/3/2030
a
3,226,429
Societe Generale SA
2,150,000 5.250%,  2/19/2027
a
2,165,727
2,000,000 5.500%,  4/13/2029
a,b
2,028,480
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,072,327
1,250,000 5.688%,  5/14/2028
a,b
1,264,478
1,600,000 5.545%,  1/21/2029
a,b
1,623,995
State Street Corporation
2,200,000 5.684%,  11/21/2029
b
2,272,815
1,500,000 4.558%,  4/23/2032
b
1,492,774
Sumisho Air Lease Corporation
2,650,000 4.500%,  3/24/2029
a
2,633,877
Sumitomo Mitsui Financial Group,
Inc.
1,900,000 5.716%,  9/14/2028 1,952,606
Swedbank AB
2,700,000 4.898%,  3/30/2031
a
2,716,948
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,569,826
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Financials  33.9% - continued
$ 1,000,000 4.109%,  10/13/2028 $ 993,519
TPG Operating Group II, LP
2,086,000 4.875%,  5/15/2031 2,056,564
Truist Bank
2,750,000 4.420%,  7/24/2028
b
2,747,718
Truist Financial Corporation
2,225,000 5.071%,  5/20/2031
b
2,252,527
1,250,000 4.597%,  1/27/2032
b
1,237,598
U.S. Bancorp
1,000,000 6.787%,  10/26/2027
b
1,011,588
1,750,000 4.548%,  7/22/2028
b
1,752,760
950,000 5.384%,  1/23/2030
b
971,480
2,000,000 5.100%,  7/23/2030
b
2,033,887
1,250,000 5.046%,  2/12/2031
b
1,268,853
UBS Group AG
1,900,000 6.327%,  12/22/2027
a,b
1,922,568
1,625,000 6.850%,  9/10/2029
a,b,g
1,661,688
2,200,000 5.428%,  2/8/2030
a,b
2,245,331
Voya Global Funding
2,100,000 4.600%,  11/24/2030
a
2,074,316
Wells Fargo & Company
1,650,000 3.526%,  3/24/2028
b
1,637,461
1,500,000 5.707%,  4/22/2028
b
1,517,964
3,000,000 4.970%,  4/23/2029
b
3,027,242
1,900,000 5.574%,  7/25/2029
b
1,941,854
1,950,000 4.078%,  9/15/2029
b
1,930,284
Westpac New Zealand, Ltd.
1,900,000 4.902%,  2/15/2028
a
1,918,220
Zions Bancorp NA
2,100,000 4.704%,  8/18/2028
b
2,099,101
1,400,000 4.483%,  2/9/2029
b
1,392,339
Total 386,482,198
Foreign Government  0.4%
Eagle Funding Luxco SARL
1,575,000 5.500%,  8/17/2030
a
1,587,127
NBN Company, Ltd.
1,300,000 4.000%,  10/1/2027
a
1,295,480
1,450,000 4.150%,  9/16/2030
a
1,430,511
Total 4,313,118
Mortgage-Backed Securities  0.3%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,725,000 5.000%,  5/1/2041
c
2,744,741
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
36,807
6.001%,  (RFUCCT1Y +
1.501%), 1/1/2043
b
37,793
Total 2,782,534
Technology  5.6%
Block, Inc.
2,700,000 5.625%,  8/15/2030
a
2,702,724
Broadcom, Inc.
2,000,000 4.800%,  4/15/2028
f
2,022,513
2,650,000 5.050%,  7/12/2029 2,701,387
2,350,000 4.200%,  10/15/2030 2,320,860

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Technology  5.6% - continued
Dell International, LLC/EMC
Corporation
$ 1,900,000 4.750%,  4/1/2028 $ 1,911,272
Equinix Europe 2 Financing
Corporation, LLC
3,500,000 4.600%,  11/15/2030 3,475,865
Fidelity National Information
Services, Inc.
840,000 4.550%,  3/10/2029 836,720
400,000 4.800%,  3/10/2031 397,862
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,910,209
1,900,000 5.450%,  3/2/2028 1,923,757
3,200,000 4.550%,  2/15/2031 3,136,680
Foundry JV Holdco, LLC
4,000,000 5.500%,  1/25/2031
a
4,103,539
Global Payments, Inc.
1,300,000 4.550%,  3/15/2028 1,294,241
Hewlett Packard Enterprise
Company
2,000,000 4.600%,  3/23/2029 2,001,120
2,600,000 4.400%,  10/15/2030 2,556,424
International Business Machines
Corporation
2,500,000 4.650%,  2/10/2028 2,515,266
2,600,000 4.000%,  2/3/2029 2,573,071
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,500,037
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 658,455
Molex Electronic Technologies,
LLC
1,650,000 4.750%,  4/30/2028
a
1,656,999
Oracle Corporation
1,900,000 4.500%,  5/6/2028 1,890,081
1,600,000 4.800%,  8/3/2028 1,597,787
1,850,000 4.550%,  2/4/2029 1,827,684
1,625,000 4.200%,  9/27/2029 1,579,740
1,300,000 4.450%,  9/26/2030 1,253,864
Paychex, Inc.
575,000 5.100%,  4/15/2030 581,127
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029
f
3,628,923
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,915,452
Salesforce, Inc.
3,300,000 4.650%,  3/15/2029 3,306,427
Seagate Data Storage Technology,
Private Ltd.
1,000,000 4.091%,  6/1/2029
a
974,087
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a,f
1,260,339
Synopsys, Inc.
1,200,000 4.550%,  4/1/2027 1,204,506
Verisk Analytics, Inc.
643,000 4.450%,  3/15/2031 634,155
Total 63,853,173
Transportation  1.5%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,116,359
Principal
Amount
Long-Term Fixed
Income  100.0% Value
Transportation  1.5% - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 2,350,000 5.750%,  4/20/2029
a
$ 2,351,596
Delta Air Lines, Inc.
1,900,000 4.950%,  7/10/2028 1,911,333
630,000 5.250%,  7/10/2030 634,917
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,267,643
2,000,000 4.700%,  4/30/2031
a
1,995,505
FedEx Freight Holding Company,
Inc.
3,150,000 4.650%,  3/15/2031
a
3,105,787
Ryder System, Inc.
1,575,000 4.850%,  6/15/2030 1,590,491
United Airlines Holdings, Inc.
750,000 4.875%,  3/1/2029 738,796
Total 16,712,427
U.S. Government & Agencies  3.4%
U.S. Treasury Notes
4,457,900 3.875%,  7/15/2028 4,455,984
33,460,000 4.000%,  10/31/2029 33,510,974
800,000 3.875%,  4/30/2030 796,938
Total 38,763,896
Utilities  3.7%
American Electric Power
Company, Inc.
1,950,000 5.800%,  3/15/2056
b
1,939,057
1,255,000 5.200%,  1/15/2029 1,278,272
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,938,352
850,000 4.400%,  1/15/2031 841,186
DTE Energy Company
2,100,000 4.950%,  7/1/2027 2,112,960
1,550,000 5.100%,  3/1/2029 1,574,479
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,034,119
Evergy Kansas Central, Inc.
1,100,000 4.700%,  3/13/2028 1,104,176
Evergy, Inc.
2,600,000 4.250%,  3/15/2029 2,579,095
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,928,386
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,289,554
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,913,665
ITC Holdings Corporation
2,700,000 4.875%,  4/15/2031
a
2,696,557
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.750%,  2/7/2028 1,913,759
1,900,000 4.800%,  3/15/2028 1,915,117
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,280,199
NextEra Energy Capital Holdings,
Inc.
1,275,000 4.685%,  9/1/2027 1,280,590
1,600,000 5.050%,  3/15/2030 1,628,270

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed
Income  100.0% Value
Utilities  3.7% - continued
NiSource, Inc.
$ 1,500,000 5.750%,  7/15/2056
b,f
$ 1,500,273
Southern Company
1,250,000 3.750%,  9/15/2051
b
1,244,839
Southern Power Company
725,000 4.250%,  10/1/2030 716,404
Vistra Operations Company, LLC
1,400,000 5.050%,  12/30/2026
a
1,405,309
1,700,000 4.700%,  1/31/2031
a
1,673,654
1,000,000 5.000%,  4/30/2031
a
997,156
WEC Energy Group, Inc.
1,300,000 4.750%,  1/15/2028 1,307,249
Xcel Energy, Inc.
1,900,000 4.750%,  3/21/2028 1,909,064
Total 42,001,741
Total Long-Term Fixed Income
(cost $1,139,317,927) 1,138,812,728
Shares
Collateral Held for Securities
Loaned 1.2% Value
13,730,764 Thrivent Cash Management Trust 13,730,764
Total Collateral Held for
Securities Loaned
(cost $13,730,764) 13,730,764
Shares Preferred Stock 0.2% Value
Financials  0.2%
54,000 Citigroup Capital XIII, 10.295%
b
1,587,060
Total 1,587,060
Total Preferred Stock
(cost $1,490,400) 1,587,060
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
300,000 3.600%, 5/29/2026
i,j
299,132
100,000 3.640%, 6/5/2026
i,j
99,640
100,000 3.590%, 7/22/2026
i,j
99,171
State Street Institutional U.S.
Government Money Market
Fund
3,953,829 3.596%
i
3,953,829
Total Short-Term Investments
(cost $4,451,817) 4,451,772
Total Investments (cost
$1,158,990,908) 101.8% $1,158,582,324
Other Assets and Liabilities, Net
(1.8%) (19,982,415)
Total Net Assets 100.0% $1,138,599,909
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2026, the value of these investments was $535,709,363 or 47.0%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2026.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Fund as of April 30, 2026 was $194,400 or 0.02% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2026.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Fund as of April 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 13,302,644
Total lending $13,302,644
Gross amount payable upon return of
collateral for securities loaned $13,730,764
Net amounts due to counterparty $428,120
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $7,212,835
Gross unrealized depreciation (8,358,657)
Net unrealized appreciation (depreciation) ($1,145,822)
Cost for federal income tax purposes $1,159,240,123
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Short-Term Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 141,789,012 – 141,789,012 –
Basic Materials 13,761,967 – 13,761,967 –
Capital Goods 24,540,066 – 24,540,066 –
Collateralized Mortgage Obligations 179,237,265 – 179,237,265 –
Commercial Mortgage-Backed Securities 29,768,300 – 29,768,300 –
Communications Services 25,480,319 – 25,480,319 –
Consumer Cyclical 65,338,640 – 65,338,640 –
Consumer Non-Cyclical 66,437,051 – 66,437,051 –
Energy 37,551,021 – 37,551,021 –
Financials 386,482,198 – 386,482,198 –
Foreign Government 4,313,118 – 4,313,118 –
Mortgage-Backed Securities 2,782,534 – 2,782,534 –
Technology 63,853,173 – 63,853,173 –
Transportation 16,712,427 – 16,712,427 –
U.S. Government & Agencies 38,763,896 – 38,763,896 –
Utilities 42,001,741 – 42,001,741 –
Preferred Stock
Financials 1,587,060 1,587,060 – –
Short-Term Investments 4,451,772 3,953,829 497,943 –
Subtotal Investments in Securities $1,144,851,560 $5,540,889 $1,139,310,671 $–
Other Investments  * Total
Collateral Held for Securities Loaned 13,730,764
Subtotal Other Investments $13,730,764
Total Investments at Value $1,158,582,324
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Short-Term Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 488,023 488,023 – –
Total Liability Derivatives $488,023 $488,023 $– $–

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Short-Term Bond Fund's futures contracts held as of April 30, 2026. Investments and/or cash totaling $497,944 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 335 June 2026 $ 69,874,898 ( $ 488,023)
Total Futures Long Contracts $ 69,874,898 ( $ 488,023)
Total Futures Contracts $ 69,874,898 ($488,023)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2026, for Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 488,023
Total Interest Rate Contracts 488,023
Total Liability Derivatives $488,023
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2026, for
Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (170,508)
Total Interest Rate Contracts (170,508)
Total ($170,508)

Short-Term Bond Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2026, for Short-Term Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (389,484)
Total Interest Rate Contracts (389,484)
Total ($389,484)
The following table presents Short-Term Bond Fund's average volume of derivative activity during the period ended April 30, 2026.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $63,884,907
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $6,000 $– $6,000 $– – –%
Total Affiliated Short-Term Investments 6,000 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,386 74,697 71,352 13,731 13,731 1.2
Total Collateral Held for Securities Loaned 10,386 13,731 1.2
Total Value $16,386 $13,731
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Affiliated Short-Term Investments
Core Short-Term Reserve, 3.980% $– $– $– $25
Total Income/Non Income Cash from Affiliated Investments $25
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total $– $– $–

Small Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.4% Value
Consumer Discretionary  10.0%
4,808 Boot Barn Holdings, Inc.
a
$ 824,332
9,204 Churchill Downs, Inc. 929,512
3,239 Installed Building Products, Inc. 934,614
29,241 Life Time Group Holdings, Inc.
a
783,951
852 Murphy USA, Inc. 500,976
8,667 Ollie's Bargain Outlet Holdings,
Inc.
a
749,782
7,737 SharkNinja, Inc.
a
893,856
4,962 Texas Roadhouse, Inc. 798,832
18,497 Universal Technical Institute, Inc.
a
694,192
5,144 Wynn Resorts, Ltd. 550,974
Total 7,661,021
Consumer Staples  3.9%
14,928 Chefs' Warehouse, Inc.
a
1,158,413
14,549 Turning Point Brands, Inc. 1,173,813
9,991 Vita Coco Company, Inc.
a
659,306
Total 2,991,532
Energy  2.2%
2,102 Gulfport Energy Corporation
a
404,719
7,138 Matador Resources Company 452,835
70,003 Patterson-UTI Energy, Inc. 855,436
Total 1,712,990
Financials  6.5%
3,377 Enova International, Inc.
a
572,098
4,248 Houlihan Lokey, Inc. 657,378
34,593 Old National Bancorp 829,194
15,395 Old Republic International
Corporation 615,030
12,626 Stock Yards Bancorp, Inc. 913,239
20,961 Triumph Financial, Inc.
a
1,418,640
Total 5,005,579
Health Care  17.5%
25,692 Alignment Healthcare, Inc.
a
579,098
25,590 BioLife Solutions, Inc.
a
539,437
8,537 Bio-Techne Corporation 472,267
6,563 BridgeBio Pharma, Inc.
a
466,695
22,521 BrightSpring Health Services, Inc.
a
1,080,332
9,625 Encompass Health Corporation 962,500
7,039 Guardant Health, Inc.
a
612,956
5,524 ICU Medical, Inc.
a
658,461
3,170 iRhythm Holdings, Inc.
a
409,437
1,513 Medpace Holdings, Inc.
a
633,433
6,353 Mirum Pharmaceuticals, Inc.
a
618,210
4,565 Neurocrine Biosciences, Inc.
a
601,073
1,540 Penumbra, Inc.
a,b
502,779
10,581 RadNet, Inc.
a
598,356
5,145 Repligen Corporation
a
608,705
18,085 Twist Bioscience Corporation
a
1,057,068
5,090 UFP Technologies, Inc.
a
975,397
941 United Therapeutics Corporation
a
537,640
16,423 Vericel Corporation
a
570,371
45,927 Waystar Holding Corporation
a
981,690
Total 13,465,905
Industrials  30.9%
2,072 Acuity, Inc. 600,403
4,591 Advanced Drainage Systems, Inc. 685,207
4,502 Applied Industrial Technologies,
Inc. 1,376,486
Shares Common Stock  98.4% Value
Industrials  30.9% - continued
7,775 Atmus Filtration Technologies, Inc. $ 492,935
3,323 Bloom Energy Corporation
a
941,605
6,798 BWX Technologies, Inc. 1,471,019
10,905 CECO Environmental Corporation
a
808,497
6,604 Construction Partners, Inc.
a
816,651
4,042 CRA International, Inc. 636,494
2,613 CSW Industrials, Inc. 760,906
784 Enerpac Tool Group Corporation 27,518
3,803 EnPro, Inc. 1,108,765
5,934 Federal Signal Corporation 730,653
2,410 FTAI Aviation, Ltd. 601,705
8,802 Limbach Holdings, Inc.
a
878,176
11,645 Mercury Systems, Inc.
a
918,907
4,769 Modine Manufacturing Company
a
1,214,330
2,955 Moog, Inc. 890,371
27,220 Mueller Water Products, Inc. 759,166
40,995 NPK International, Inc.
a
670,268
2,935 Powell Industries, Inc.
a
813,787
2,308 RBC Bearings, Inc.
a
1,382,700
3,526 Standex International Corporation 962,598
1,905 Sterling Construction Company,
Inc.
a
982,256
10,314 Transcat, Inc.
a
784,895
1,724 Valmont Industries, Inc. 875,861
2,838 WESCO International, Inc. 990,803
6,729 Willdan Group, Inc.
a
511,404
Total 23,694,366
Information Technology  22.2%
2,978 Bel Fuse, Inc. 821,452
12,739 Cognex Corporation 707,142
5,205 Credo Technology Group Holding,
Ltd.
a
905,722
11,957 DigitalOcean Holdings, Inc.
a
1,153,013
2,400 Fabrinet
a
1,640,328
11,757 Guidewire Software, Inc.
a
1,627,051
2,606 InterDigital, Inc. 772,835
41,822 JFrog, Ltd.
a
1,942,214
11,087 Lattice Semiconductor
Corporation
a
1,355,718
1,259 Littelfuse, Inc. 508,850
711 Lumentum Holdings, Inc.
a
641,550
4,420 Novanta, Inc.
a
572,523
2,563 Onto Innovation, Inc.
a
756,239
12,647 Rambus, Inc.
a
1,455,796
2,581 SiTime Corporation
a
1,450,909
4,567 TTM Technologies, Inc.
a
722,591
Total 17,033,933
Materials  3.4%
4,752 Balchem Corporation 768,018
13,777 Constellium SE
a
430,945
14,836 Element Solutions, Inc. 631,865
41,924 Ivanhoe Mines, Ltd.
a
339,503
6,223 Louisiana-Pacific Corporation 449,239
Total 2,619,570
Real Estate  0.8%
9,301 Terreno Realty Corporation 606,425
Total 606,425

Small Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.4% Value
Utilities  1.0%
7,080 Pinnacle West Capital Corporation $ 734,338
Total 734,338
Total Common Stock
(cost $61,253,719) 75,525,659
Shares
Collateral Held for Securities
Loaned 0.7% Value
497,250 Thrivent Cash Management Trust 497,250
Total Collateral Held for
Securities Loaned
(cost $497,250) 497,250
Shares or
Principal
Amount Short-Term Investments 2.2% Value
State Street Institutional U.S.
Government Money Market
Fund
1,718,580 3.596%
c
1,718,580
Total Short-Term Investments
(cost $1,718,581) 1,718,580
Total Investments (cost
$63,469,550) 101.3% $77,741,489
Other Assets and Liabilities, Net
(1.3%) (977,884)
Total Net Assets 100.0% $76,763,605
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 489,720
Total lending $489,720
Gross amount payable upon return of
collateral for securities loaned $497,250
Net amounts due to counterparty $7,530
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $15,149,565
Gross unrealized depreciation (3,091,208)
Net unrealized appreciation (depreciation) $12,058,357
Cost for federal income tax purposes $65,683,132

Small Cap Growth Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 7,661,021 7,661,021 – –
Consumer Staples 2,991,532 2,991,532 – –
Energy 1,712,990 1,712,990 – –
Financials 5,005,579 5,005,579 – –
Health Care 13,465,905 13,465,905 – –
Industrials 23,694,366 23,694,366 – –
Information Technology 17,033,933 17,033,933 – –
Materials 2,619,570 2,280,067 339,503 –
Real Estate 606,425 606,425 – –
Utilities 734,338 734,338 – –
Short-Term Investments 1,718,580 1,718,580 – –
Subtotal Investments in Securities $77,244,239 $76,904,736 $339,503 $–
Other Investments  * Total
Collateral Held for Securities Loaned 497,250
Subtotal Other Investments $497,250
Total Investments at Value $77,741,489
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $5,535 $5,038 $497 497 0.7%
Total Collateral Held for Securities Loaned – 497 0.7
Total Value $– $497
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.8% Value
Consumer Discretionary  12.9%
616,389 Advance Auto Parts, Inc. $ 36,681,309
217,632 Boot Barn Holdings, Inc.
a
37,313,006
576,891 Build-A-Bear Workshop, Inc. 21,310,354
381,277 Churchill Downs, Inc. 38,505,164
1,300,985 Life Time Group Holdings, Inc.
a
34,879,408
51,769 Murphy USA, Inc. 30,440,172
521,493 SharkNinja, Inc.
a
60,248,086
207,554 Texas Roadhouse, Inc. 33,414,118
815,507 Universal Technical Institute, Inc.
a
30,605,978
152,912 Wingstop, Inc. 25,086,743
263,833 Wynn Resorts, Ltd. 28,259,153
Total 376,743,491
Consumer Staples  3.7%
579,561 John B. Sanfilippo & Son, Inc. 47,402,294
131,802 Marzetti Company 17,171,164
529,067 Turning Point Brands, Inc. 42,685,126
Total 107,258,584
Energy  4.5%
227,094 Expand Energy Corporation 23,197,652
673,414 Matador Resources Company 42,721,384
2,674,371 Patterson-UTI Energy, Inc. 32,680,814
425,918 TechnipFMC plc 32,186,623
Total 130,786,473
Financials  14.8%
830,819 Ally Financial, Inc. 36,880,055
864,143 Atlantic Union Bankshares
Corporation 32,534,984
1,577,351 Bridgewater Bancshares, Inc.
a
28,597,374
667,277 Donnelley Financial Solutions, Inc.
a
33,564,033
260,457 Federal Agricultural Mortgage
Corporation 45,267,427
205,644 Houlihan Lokey, Inc. 31,823,409
1,440,867 Old National Bancorp 34,537,582
1,079,813 Old Republic International
Corporation 43,138,529
298,946 SouthState Bank Corporation 29,198,056
630,435 Triumph Financial, Inc.
a
42,667,841
2,247,288 Valley National Bancorp 30,495,698
296,416 Wintrust Financial Corporation 44,631,357
Total 433,336,345
Health Care  11.0%
489,487 BioMarin Pharmaceutical, Inc.
a
26,388,244
827,240 BrightSpring Health Services, Inc.
a
39,682,703
1,855,670 Concentra Group Holdings Parent,
Inc. 41,696,905
390,324 Encompass Health Corporation 39,032,400
260,721 ICU Medical, Inc.
a
31,077,943
62,529 Medpace Holdings, Inc.
a
26,178,391
6,100 Penumbra, Inc.
a,b
1,991,528
225,113 Repligen Corporation
a
26,633,119
816,773 Twist Bioscience Corporation
a
47,740,382
132,461 UFP Technologies, Inc.
a
25,383,502
784,293 Waystar Holding Corporation
a
16,764,263
Total 322,569,380
Industrials  20.4%
84,178 Acuity, Inc. 24,392,259
148,150 Advanced Drainage Systems, Inc. 22,111,387
Shares Common Stock  96.8% Value
Industrials  20.4% - continued
129,640 Applied Industrial Technologies,
Inc. $ 39,637,430
705,270 Badger Infrastructure Solutions,
Ltd. 34,112,150
1,209,542 Barrett Business Services, Inc. 38,136,859
218,407 BWX Technologies, Inc. 47,261,091
132,716 CECO Environmental Corporation
a
9,839,564
102,478 CRA International, Inc. 16,137,211
106,644 CSW Industrials, Inc. 31,054,733
113,479 Enerpac Tool Group Corporation 3,983,113
647,285 Helios Technologies, Inc. 44,274,294
85,959 ICF International, Inc. 6,159,822
86,157 IES Holdings, Inc.
a
55,492,001
535,070 Korn Ferry 35,550,051
359,262 Limbach Holdings, Inc.
a
35,843,570
134,372 Modine Manufacturing Company
a
34,215,142
136,981 Moog, Inc. 41,273,745
76,073 Valmont Industries, Inc. 38,648,127
106,544 WESCO International, Inc. 37,196,641
Total 595,319,190
Information Technology  15.5%
507,905 Cohu, Inc.
a
24,049,302
622,571 Crane NXT Company 27,816,472
50,754 Fabrinet
a
34,688,836
1,154,122 GPGI, Inc. 17,808,102
916,710 JFrog, Ltd.
a
42,572,012
30,387 Knowles Corporation
a
947,771
166,064 Littelfuse, Inc. 67,118,087
136,363 Onto Innovation, Inc.
a
40,235,267
1,045,327 Pegasystems, Inc. 38,206,702
186,857 Plexus Corporation
a
46,822,627
136,990 Rogers Corporation
a
18,596,393
586,505 TTM Technologies, Inc.
a
92,796,821
Total 451,658,392
Materials  6.6%
160,686 AptarGroup, Inc. 19,873,645
674,298 Ashland, Inc. 35,913,111
1,178,786 Element Solutions, Inc. 50,204,496
580,939 Greif, Inc. 37,900,460
3,136,761 Ivanhoe Mines, Ltd.
a
25,401,679
323,057 Louisiana-Pacific Corporation 23,321,485
Total 192,614,876
Real Estate  3.9%
416,573 Agree Realty Corporation 32,121,944
546,723 Equity Lifestyle Properties, Inc. 34,602,099
708,491 Terreno Realty Corporation 46,193,613
Total 112,917,656
Utilities  3.5%
336,194 Pinnacle West Capital Corporation 34,870,042
570,976 Portland General Electric
Company 29,650,784
411,658 Spire, Inc. 37,534,976
Total 102,055,802
Total Common Stock
(cost $2,272,802,022) 2,825,260,189

Small Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
53,473 iShares Semiconductor ETF $ 24,674,581
Total 24,674,581
Total Registered Investment
Companies (cost $22,971,110) 24,674,581
Shares
Collateral Held for Securities
Loaned 0.1% Value
2,419,950 Thrivent Cash Management Trust 2,419,950
Total Collateral Held for
Securities Loaned
(cost $2,419,950) 2,419,950
Shares or
Principal
Amount Short-Term Investments 1.7% Value
State Street Institutional U.S.
Government Money Market
Fund
48,104,561 3.596%
c
48,104,561
Total Short-Term Investments
(cost $48,104,561) 48,104,561
Total Investments (cost
$2,346,297,643) 99.4% $2,900,459,281
Other Assets and Liabilities, Net
0.6% 18,789,443
Total Net Assets 100.0% $2,919,248,724
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 30, 2026:
Securities Lending Transactions
Common Stock $ 2,383,304
Total lending $2,383,304
Gross amount payable upon return of
collateral for securities loaned $2,419,950
Net amounts due to counterparty $36,646
Definitions:
ETF - Exchange-Traded Fund
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $655,472,351
Gross unrealized depreciation (115,743,726)
Net unrealized appreciation (depreciation) $539,728,625
Cost for federal income tax purposes $2,360,730,656

Small Cap Stock Fund
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 376,743,491 376,743,491 – –
Consumer Staples 107,258,584 107,258,584 – –
Energy 130,786,473 130,786,473 – –
Financials 433,336,345 433,336,345 – –
Health Care 322,569,380 322,569,380 – –
Industrials 595,319,190 561,207,040 34,112,150 –
Information Technology 451,658,392 451,658,392 – –
Materials 192,614,876 167,213,197 25,401,679 –
Real Estate 112,917,656 112,917,656 – –
Utilities 102,055,802 102,055,802 – –
Registered Investment Companies
U.S. Unaffiliated 24,674,581 24,674,581 – –
Short-Term Investments 48,104,561 48,104,561 – –
Subtotal Investments in Securities $2,898,039,331 $2,838,525,502 $59,513,829 $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,419,950
Subtotal Other Investments $2,419,950
Total Investments at Value $2,900,459,281
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of investing collateral received from securities lending. Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
4/30/2026
Shares Held at
4/30/2026
% of Net
Assets
4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $49,406 $664,879 $711,865 $2,420 2,420 0.1%
Total Collateral Held for Securities Loaned 49,406 2,420 0.1
Total Value $49,406 $2,420
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2025
- 4/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $– $70
Total Affiliated Income from Securities Loaned, Net $70
Total $– $– $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2026 (unaudited)
Aggressive
Allocation Fund
Dynamic
Allocation Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $1,528,055,263 $271,858,029 $1,696,174,246
Investments in affiliated securities at cost $1,010,909,561 $145,453,437 $83,456,623
Investments in unaffiliated securities at value
(#)
$1,969,000,152 $322,799,611 $2,340,786,241
Investments in affiliated securities at value 1,479,472,772 154,759,367 111,783,145
Cash 1,497,487 73,796 1,523,347
Foreign currency — — 57,063
(b)
Initial margin deposit on open future contracts 475,000 195,500 335,000
Dividends and interest receivable 2,511,808 952,329 7,873,259
Prepaid expenses 25,367 20,016 19,260
Prepaid trustee fees 15,302 2,051 8,711
Receivable for:
Investments sold 1,355,448 1,011,881 341,775
Investments sold on a delayed-delivery basis 1,119,202 6,386,957 —
Fund shares sold 1,649,457 459,132 207,389
Other assets — — —
Expense reimbursements 96,449 2,033 1,123
Variation margin on open future contracts 8,622,920 554,201 8,006,842
Total Assets 3,465,841,364 487,216,874 2,470,943,155
Liabilities
Distributions payable — — —
Accrued expenses 211,638 60,322 155,404
Cash overdraft — — —
Payable for:
Investments purchased 4,425,106 1,142,956 2,898,271
Investments purchased on a delayed-delivery basis 9,743,706 27,566,164 —
Return of collateral for securities loaned 294,350 1,261,470 12,172,433
Fund shares redeemed 1,519,626 107,520 735,911
Variation margin on open future contracts 4,487,544 300,419 5,669,042
Variation margin on open swap contracts — 3,060 —
Investment advisory fees 403,774 41,199 216,545
Administrative fees 9,556 1,273 6,794
Distribution fees 59,752 9,856 73,044
Transfer agent fees 214,356 24,952 97,457
Trustee deferred compensation 90,328 35,006 202,485
Expense reimbursements — — —
Total Liabilities 21,459,736 30,554,197 22,227,386
Net Assets
Capital stock (beneficial interest) 2,462,073,574 390,035,131 1,696,664,976
Distributable earnings/(accumulated loss) 982,308,054 66,627,546 752,050,793
Total Net Assets $3,444,381,628 $456,662,677 $2,448,715,769
Class S Share Capital $1,981,630,655 $216,430,703 $659,187,078
Shares of beneficial interest outstanding (Class S) 92,538,000 14,717,633 21,058,086
Net asset value per share $21.41 $14.71 $31.30
Class A Share Capital $1,462,750,973 $240,231,974 $1,789,528,691
Shares of beneficial interest outstanding (Class A) 69,341,457 16,282,216 58,309,287
Net asset value per share $21.09 $14.75 $30.69
Maximum public offering price $22.08 $15.45 $32.14
(#)
Includes securities on loan of 285,720 1,223,709 11,636,888
(a) Effective February 26, 2026, High Income Municipal Bond Fund changed its name to High Yield Municipal Bond Fund.
(b) Includes foreign currency holdings, cost $55,893.
(c) Includes foreign currency holdings, cost $4,142,496.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Yield
Fund
High Yield
Municipal
Bond Fund
(a)
Income Fund
International
Equity Fund
Large Cap
Growth Fund
Large Cap
Value Fund
Mid Cap
Growth Fund
$47,241,092 $813,429,120 $59,045,056 $1,305,964,702 $824,961,742 $2,419,576,597 $2,402,040,624 $25,817,766
$— $51,917,894 $— $16,001,500 $44,203,871 $— $— $—
$46,683,935 $812,755,492 $57,693,080 $1,280,779,124 $1,023,508,648 $4,368,533,311 $3,536,372,159 $32,484,149
— 51,917,894 — 16,001,500 44,203,871 — — —
— 55,022 16,603 — — — — —
— — — — 4,142,769
(c)
— — —
— — — — — — — —
218,740 12,050,320 848,560 14,925,370 7,523,320 1,217,895 3,182,993 5,758
20,079 23,184 12,859 30,816 22,010 26,840 37,904 11,684
1,465 3,314 1,465 4,838 1,465 12,521 9,807 1,465
— — — 2,407,202 4,688,572 2,178,394 — 104,217
3,563,547 — — — — — — —
58,620 633,208 137,932 1,501,787 48,564 3,054,556 2,673,813 16,228
— — — — 2,224 — — —
— — 5,436 — 2,116 — — 3,655
2,750 — — 104,690 2,100,590 — — —
50,549,136 877,438,434 58,715,935 1,315,755,327 1,086,244,149 4,375,023,517 3,542,276,676 32,627,156
1,559 562,761 14,920 113,976 — — — —
23,190 80,144 30,365 117,516 199,627 289,342 281,561 24,978
— — — — 644,746 — — —
— 3,386,900 — 7,928,304 6,145,586 11,022,095 7,574,570 113,778
4,922,333 5,160,352 1,846,819 — — — — —
— 51,917,894 — 16,001,500 — — — —
139,903 577,989 12,338 965,308 168,170 1,745,809 1,761,513 38,697
— — — — — — — —
— — — — — — — —
2,990 50,853 4,642 69,829 116,028 451,230 256,641 4,003
127 2,271 158 3,608 2,988 12,319 9,695 91
34 12,343 — 9,103 5,415 25,914 15,316 —
1,937 27,971 1,092 27,487 22,610 102,564 46,279 5,949
15,767 64,691 9,366 75,817 62,895 82,643 83,076 9,028
6,202 — — — — — — —
5,114,042 61,844,169 1,919,700 25,312,448 7,368,065 13,731,916 10,028,651 196,524
58,428,116 933,496,152 61,002,964 1,405,584,163 779,322,789 2,409,246,013 2,294,497,314 25,726,341
(12,993,022) (117,901,887) (4,206,729) (115,141,284) 299,553,295 1,952,045,588 1,237,750,711 6,704,291
$45,435,094 $815,594,265 $56,796,235 $1,290,442,879 $1,078,876,084 $4,361,291,601 $3,532,248,025 $32,430,632
$43,780,977 $515,048,032 $56,796,235 $1,069,469,586 $946,192,491 $3,730,428,552 $3,155,931,856 $32,430,632
4,951,697 30,207,915 5,986,062 65,243,117 68,552,963 150,365,249 88,274,617 2,046,296
$8.84 $17.05 $9.49 $16.39 $13.80 $24.81 $35.75 $15.85
$1,654,117 $300,546,233 $— $220,973,293 $132,683,593 $630,863,049 $376,316,169 $—
187,254 17,633,391 — 13,470,832 9,673,870 30,757,064 10,641,394 —
$8.83 $17.04 $— $16.40 $13.72 $20.51 $35.36 $—
$9.01 $17.84 $— $17.17 $14.37 $21.48 $37.03 $—
— 50,073,264 — 15,419,190 — — — —

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
As of April 30, 2026 (unaudited)
Mid Cap Stock
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Assets
Investments in unaffiliated securities at cost $2,115,938,006 $1,674,863,229 $1,960,349,967
Investments in affiliated securities at cost $16,530,375 $1,712,162,983 $2,247,691,009
Investments in unaffiliated securities at value
(#)
$2,989,416,047 $1,988,099,879 $2,384,469,636
Investments in affiliated securities at value 16,530,375 2,409,355,373 3,265,832,529
Cash — 1,725,118 2,154,743
Initial margin deposit on open future contracts — 250,000 525,000
Dividends and interest receivable 1,520,960 5,641,939 4,616,759
Prepaid expenses 31,957 30,518 30,762
Prepaid trustee fees 11,527 19,903 25,419
Receivable for:
Investments sold 20,338,512 544,774 1,331,708
Investments sold on a delayed-delivery basis — 20,845,344 9,419,128
Fund shares sold 881,930 1,853,525 1,902,190
Expense reimbursements — 147,168 218,028
Variation margin on open future contracts — 6,703,021 9,686,931
Variation margin on open swap contracts — 63,783 68,686
Total Assets 3,028,731,308 4,435,280,345 5,680,281,519
Liabilities
Distributions payable — — —
Accrued expenses 186,351 207,796 267,317
Payable for:
Investments purchased — 1,419,093 2,276,580
Investments purchased on a delayed-delivery basis — 59,191,402 33,245,412
Return of collateral for securities loaned 16,530,375 175,350 403,625
Fund shares redeemed 2,745,080 2,758,006 3,866,296
Variation margin on open future contracts — 4,550,486 5,377,043
Variation margin on open swap contracts — — —
Investment advisory fees 300,041 439,404 606,754
Administrative fees 8,334 12,158 15,665
Distribution fees 55,788 87,333 114,810
Transfer agent fees 105,493 166,865 251,248
Trustee deferred compensation 195,332 138,121 164,237
Total Liabilities 20,126,794 69,146,014 46,588,987
Net Assets
Capital stock (beneficial interest) 1,915,290,075 3,312,264,067 4,077,201,965
Distributable earnings/(accumulated loss) 1,093,314,439 1,053,870,264 1,556,490,567
Total Net Assets $3,008,604,514 $4,366,134,331 $5,633,692,532
Class S Share Capital $1,635,575,944 $2,235,123,576 $2,828,225,237
Shares of beneficial interest outstanding (Class S) 43,903,126 130,648,513 145,513,478
Net asset value per share $37.25 $17.11 $19.44
Class A Share Capital $1,373,028,570 $2,131,010,755 $2,805,467,295
Shares of beneficial interest outstanding (Class A) 45,075,739 125,044,007 146,130,985
Net asset value per share $30.46 $17.04 $19.20
Maximum public offering price $31.90 $17.84 $20.10
(#)
Includes securities on loan of 16,737,815 170,409 392,807
(a) Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
Moderately
Conservative
Allocation Fund
Money Market
Fund
Multisector Bond
Fund
Municipal Bond
Fund
Short-Term Bond
Fund
Small Cap
Growth Fund
Small Cap Stock
Fund
$498,670,631 $3,330,938,571 $482,083,387 $1,150,445,130 $1,145,260,144 $62,972,300 $2,343,877,693
$531,979,075 $— $419,489,405 $— $13,730,764 $497,250 $2,419,950
$530,676,917 $3,330,938,571
(a)
$480,713,660 $1,125,843,277 $1,144,851,560 $77,244,239 $2,898,039,331
698,096,272 — 416,872,583 — 13,730,764 497,250 2,419,950
292,259 — 51,066 5,201 — — 16,022,395
50,000 — — — — — —
2,307,988 9,104,531 2,306,781 15,934,237 8,773,766 3,576 1,181,881
15,432 74,705 25,846 22,219 27,779 13,749 31,624
5,573 16,113 4,045 5,362 4,661 1,465 12,149
50,810 — 1,795,152 — 2,785,611 9,201 13,593,103
15,090,901 — 19,120,097 — — — —
775,370 11,572,777 1,086,192 1,263,075 1,017,786 25,173 2,423,978
32,944 5,291 — 6,384 — 4,591 —
1,849,054 — 17,187 — 57,576 — —
17,503 — — — — — —
1,249,261,023 3,351,711,988 921,992,609 1,143,079,755 1,171,249,503 77,799,244 2,933,724,411
— 96,466 91,229 322,618 42,806 — —
91,648 118,114 106,376 94,349 87,708 36,910 313,995
130,129 13,276,155 1,870,567 — 2,649,603 420,172 8,948,097
33,609,013 — 56,027,228 8,416,970 15,292,213 — —
52,300 — 4,844,003 — 13,730,764 497,250 2,419,950
1,040,173 7,763,911 658,667 1,285,071 663,839 52,207 2,294,191
759,896 — — — — — —
— — 13,710 — — — —
116,622 121,231 60,233 77,512 52,835 10,024 291,952
3,387 9,257 2,385 3,166 3,174 213 8,084
24,894 — 6,043 27,203 4,898 — 21,227
51,661 131,589 21,645 24,203 38,473 9,463 55,718
54,416 — 56,423 129,521 83,281 9,400 122,473
35,934,139 21,516,723 63,758,509 10,380,613 32,649,594 1,035,639 14,475,687
1,010,907,250 3,329,985,070 943,699,627 1,245,591,933 1,159,058,867 49,482,637 2,265,104,070
202,419,634 210,195 (85,465,527) (112,892,791) (20,458,958) 27,280,968 654,144,654
$1,213,326,884 $3,330,195,265 $858,234,100 $1,132,699,142 $1,138,599,909 $76,763,605 $2,919,248,724
$607,475,320 $2,523,508,628 $711,334,786 $471,950,009 $899,708,575 $76,763,605 $2,398,161,089
43,670,232 2,523,336,903 77,053,773 46,820,564 71,955,436 3,830,830 68,762,405
$13.91 $1.00 $9.23 $10.08 $12.50 $20.04 $34.88
$605,851,564 $806,686,637 $146,899,314 $660,749,133 $238,891,334 $— $521,087,635
43,720,344 806,612,732 15,914,349 65,548,752 19,098,389 — 20,809,944
$13.86 $1.00 $9.23 $10.08 $12.51 $— $25.04
$14.51 $1.00 $9.66 $10.55 $12.51 $— $26.22
51,068 — 4,742,056 — 13,302,644 489,720 2,383,304

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2026 (unaudited)
Aggressive
Allocation Fund
Dynamic
Allocation Fund
Global Stock
Fund
Government
Bond Fund
Investment Income
Dividends $12,099,081 $1,396,357 $24,302,075 $17,060
Taxable interest 2,753,603 4,701,430 592,217 914,653
Tax-Exempt interest — — — —
Affiliated income from securities loaned, net 5,295 11,328 28,214 —
Income from affiliated investments 5,383,658 695,332 266,764 3,234
Non cash income from affiliated investments 16,016,818 2,103,138 2,382,432 —
Foreign tax withholding (34,349) (3,709) (972,612) —
Total Investment Income 36,224,106 8,903,876 26,599,090 934,947
Expenses
Adviser fees 11,629,854 1,218,488 6,346,338 89,855
Administrative service fees 314,912 77,662 238,292 43,819
Audit and legal fees 31,671 22,347 44,390 13,471
Custody fees 37,329 27,213 83,878 2,468
Distribution expenses Class A 1,754,002 294,673 2,147,150 1,071
Insurance expenses 4,837 2,079 4,024 1,654
Pricing service fees — — — —
Printing and postage expenses Class S 223,373 19,464 17,029 6,194
Printing and postage expenses Class A 87,934 21,297 133,492 2,539
SEC and state registration expenses 90,331 25,543 52,698 15,985
Transfer agent fees Class S 1,116,825 77,882 87,755 30,707
Transfer agent fees Class A 431,562 88,868 592,141 1,706
Trustees' fees 54,948 7,791 34,539 5,602
Other expenses 23,855 71,575 43,200 14,427
Total Expenses Before Reimbursement 15,801,433 1,954,882 9,824,926 229,498
Less:
Reimbursement from adviser (2,737,031) (58,317) (28,865) (118,402)
Total Net Expenses 13,064,402 1,896,565 9,796,061 111,096
Net Investment Income/(Loss) 23,159,704 7,007,311 16,803,029 823,851
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 38,696, 738 6,120,293 65,276,323 (299,407)
Affiliated investments 45,554 (14,166) (10) —
In-kind contributions 2,152,357 (491,963) — —
Distributions of realized capital gains from
affiliated investments 47,714,859 1,690,235 1,004,070 —
Futures contracts (1,142,533) 826,056 878,561 (7,504)
Foreign currency transactions (28,744) (45,923) (33,163) —
Swap agreements 62,882 15,840 45,730 —
Change in net unrealized appreciation/(depreciation) on:
Investments 72,485,612 2,745,202 80,066,213 (308,298)
Affiliated investments 42,210,569 1,838,256 11,990,766 —
Futures contracts 2,543,862 (1,070,784) 15,783,155 (11,368)
Foreign currency transactions (90,983) 30,675 190,314 —
Swap agreements — (31,577) — —
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 204,650,173 11,612,144 175,201,959 (626,577)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $227,809,877 $18,619,455 $192,004,988 $197,274
(a) Effective February 26, 2026, High Income Municipal Bond Fund changed its name to High Yield Municipal Bond Fund.
(b) Includes foreign capital gain taxes paid of  $40,137.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

High Yield Fund
High Yield
Municipal Bond
Fund
(a)
Income Fund
International
Equity Fund
Large Cap
Growth Fund
Large Cap Value
Fund
Mid Cap Growth
Fund
$921,616 $— $392,237 $12,761,542 $13,050,284 $31,408,939 $72,431
24,408,508 3,073 32,157,024 135,312 — — —
— 1,298,513 — — — — —
139,880 — 18,898 1,875 1,776 18,318 2,249
— — — 1,138,663 — — —
— — — — — — —
— — — (1,112,071) (74,543) (155,318) —
25,470,004 1,301,586 32,568,159 12,925,321 12,977,517 31,271,939 74,680
1,449,555 131,468 2,106,678 3,309,639 12,809,872 7,280,532 123,315
104,385 44,470 148,841 125,023 388,896 315,042 42,795
21,756 20,174 22,628 38,147 27,385 26,531 20,566
5,814 1,068 9,629 233,211 18,749 58,731 3,510
377,788 — 279,360 156,573 770,178 443,367 —
2,322 1,662 2,960 2,596 5,613 4,569 1,646
— 40,448 — — — — —
24,498 6,742 46,587 9,981 117,081 50,259 11,717
45,583 — 37,403 23,299 40,431 25,859 —
62,719 10,580 45,704 33,160 102,334 89,243 9,063
206,603 24,057 492,993 48,641 1,411,699 1,194,801 38,448
125,459 — 103,318 112,006 205,682 130,980 —
11,613 5,446 18,116 6,221 47,605 34,165 5,473
52,462 8,104 34,720 106,836 22,345 19,101 8,624
2,490,557 294,219 3,348,937 4,205,333 15,967,870 9,673,180 265,157
— (137,383) — (50,174) — — (117,180)
2,490,557 156,836 3,348,937 4,155,159 15,967,870 9,673,180 147,977
22,979,447 1,144,750 29,219,222 8,770,162 (2,990,353) 21,598,759 (73,297)
(950,397) (102,260) (2,040,290) 90,718,363
(b)
13,316,784 79,376,492 1,359,316
— — — — — — —
— — — — — — —
— — — — — — —
— — 405,783 9,238,554 — — —
— — 1 (504,766) — (872) —
— — — — — — —
(4,300,059) (66,349) (20,253,884) 15,454,454 (40,484,299) 295,143,025 (1,125,737)
— — — — — — —
— — (1,021,209) 3,018,811 — — —
— — — 359,163 — 20,823 —
— — — — — — —
— — — 206,211 — — —
(5,250,456) (168,609) (22,909,599) 118,490,790 (27,167,515) 374,539,468 233,579
$17,728,991 $976,141 $6,309,623 $127,260,952 $(30,157,868) $396,138,227 $160,282

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Operations – continued
For the six months ended April 30, 2026 (unaudited)
Mid Cap Stock Fund
Moderate Allocation
Fund
Moderately
Aggressive
Allocation Fund
Investment Income
Dividends $21,044,582 $9,625,621 $14,227,123
Taxable interest — 16,424,816 10,074,962
Tax-Exempt interest — — —
Affiliated income from securities loaned, net 35,949 20,934 16,477
Income from affiliated investments — 7,763,547 8,951,586
Non cash income from affiliated investments — 23,866,771 36,605,816
Foreign tax withholding (91,635) (23,319) (32,387)
Total Investment Income 20,988,896 57,678,370 69,843,577
Expenses
Adviser fees 9,086,546 12,902,213 17,706,497
Administrative service fees 292,501 396,781 496,326
Audit and legal fees 29,850 34,526 36,230
Custody fees 12,610 36,070 39,701
Distribution expenses Class A 1,647,476 2,600,218 3,389,880
Insurance expenses 5,662 5,978 7,132
Printing and postage expenses Class S 69,601 141,463 207,582
Printing and postage expenses Class A 89,128 113,074 146,567
SEC and state registration expenses 50,680 102,485 118,361
Transfer agent fees Class S 929,830 739,695 1,029,028
Transfer agent fees Class A 466,023 501,126 714,188
Trustees' fees 47,926 72,064 91,742
Other expenses 22,677 66,861 73,367
Total Expenses Before Reimbursement 12,750,510 17,712,554 24,056,601
Less:
Reimbursement from adviser — (4,246,426) (6,253,200)
Total Net Expenses 12,750,510 13,466,128 17,803,401
Net Investment Income/(Loss) 8,238,386 44,212,242 52,040,176
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 217,010,304 30,855,919 46,004,056
Affiliated investments — (814,127) (438,872)
In-kind contributions — (2,551,789) (1,325,657)
Distributions of realized capital gains from
affiliated investments — 60,497,043 109,772,974
Futures contracts — (3,989,692) (5,985,260)
Foreign currency transactions — (17,778) (22,378)
Swap agreements — (151,433) (146,514)
Change in net unrealized appreciation/(depreciation) on:
Investments 138,954,339 42,829,658 66,364,026
Affiliated investments — 29,522,542 67,701,001
Futures contracts — (13,463,301) (10,858,851)
Foreign currency transactions — (143,234) (160,630)
Swap agreements — 646,031 695,684
Net Realized and Unrealized Gains/(Losses) 355,964,643 143,219,839 271,599,579
Net Increase/(Decrease) in Net Assets Resulting
From Operations $364,203,029 $187,432,081 $323,639,755

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Operations – continued
Moderately
Conservative
Allocation Fund
Money Market
Fund
Multisector Bond
Fund
Municipal Bond
Fund
Short-Term Bond
Fund
Small Cap
Growth Fund
Small Cap Stock
Fund
$1,780,948 $4,592,672 $1,376,319 $— $249,809 $245,037 $21,202,211
8,483,736 57,701,257 17,403,229 20,637 26,983,053 — —
— — — 24,263,999 — — —
8,675 — 43,185 — 49,367 318 70,317
2,036,137 — 311,072 — 25,045 — —
8,426,499 — 4,606,099 — — — —
(1,893) — — — — (168) (29,456)
20,734,102 62,293,929 23,739,904 24,284,636 27,307,274 245,187 21,243,072
3,469,237 3,655,836 1,846,741 2,352,457 1,618,655 327,313 8,771,444
140,736 319,133 113,218 136,198 137,423 46,955 282,761
28,338 25,547 21,952 23,136 20,079 21,005 27,285
27,338 14,963 28,486 5,762 7,392 9,259 20,657
748,119 — 185,815 844,939 148,094 — 633,897
2,881 5,226 2,605 2,910 2,939 1,821 4,898
43,985 218,406 27,951 15,211 52,578 19,621 144,096
42,248 101,709 19,404 38,702 30,945 — 42,084
43,686 150,631 57,152 34,961 57,705 11,323 48,607
189,027 629,014 467,162 264,240 412,735 79,274 1,631,616
170,215 276,474 78,652 133,221 110,800 — 225,748
20,382 56,725 15,209 20,811 17,551 5,480 46,801
60,910 24,791 76,914 92,671 41,427 9,026 21,097
4,987,102 5,478,455 2,941,261 3,965,219 2,658,323 531,077 11,900,991
(955,761) (187,178) — (236,723) — (142,392) —
4,031,341 5,291,277 2,941,261 3,728,496 2,658,323 388,685 11,900,991
16,702,761 57,002,652 20,798,643 20,556,140 24,648,951 (143,498) 9,342,081
4,651,270 15,323 2,638,268 (2,625,792) 2,377,426 15,923,137 107,856,278
(365,897) — (1,529,768) — — — —
(3,339,794) — 1,573,202 — — — —
12,226,701 — — — — — —
888,823 — (49,408) — (170,508) — —
(2,889) — — — — 519 2,547
(52,609) — 41,276 — — — —
3,330,215 — (5,809,533) (4,427,031) (8,695,023) (9,344,793) 199,727,869
11,277,256 — (489,806) — — — —
(1,485,523) — 97,793 79,883 (389,483) — —
(49,649) — — — — — —
177,274 — (157,535) — — — —
27,255,178 15,323 (3,685,511) (6,972,940) (6,877,588) 6,578,863 307,586,694
$43,957,939 $57,017,975 $17,113,132 $13,583,200 $17,771,363 $6,435,365 $316,928,775

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Dynamic Allocation Fund
For the periods ended
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $23,159,704 $33,667,822 $7,007,311 $12,613,160
Net realized gains/(losses) 87,501,113 190,564,816 8,100,372 16,311,090
Change in net unrealized appreciation/(depreciation) 117,149,060 207,632,327 3,511,772 17,946,241
Net Change in Net Assets Resulting From Operations 227,809,877 431,864,965 18,619,455 46,870,491
Distributions to Shareholders
From income/realized gains Class S (131,068,488) (115,369,286) (12,014,262) (9,041,611)
From income/realized gains Class A (101,281,876) (100,638,735) (13,410,000) (10,665,075)
Total from income/realized gains (232,350,364) (216,008,021) (25,424,262) (19,706,686)
Total Distributions to Shareholders (232,350,364) (216,008,021) (25,424,262) (19,706,686)
Capital Stock Transactions
Class S
Sold 215,763,341 356,272,158 25,695,902 39,825,071
Distributions reinvested 130,919,635 115,280,522 11,715,641 8,748,988
Redeemed (153,186,704) (240,982,301) (21,505,577) (41,863,549)
Total Class S Capital Stock Transactions 193,496,272 230,570,379 15,905,966 6,710,510
Class A
Sold 48,449,490 86,253,289 7,333,550 12,317,886
Distributions reinvested 100,974,931 100,386,757 13,151,883 10,397,986
Redeemed (93,062,974) (150,081,214) (14,865,603) (32,845,207)
Total Class A Capital Stock Transactions 56,361,447 36,558,832 5,619,830 (10,129,335)
Capital Stock Transactions 249,857,719 267,129,211 21,525,796 (3,418,825)
Net Increase/(Decrease) in Net Assets 245,317,232 482,986,155 14,720,989 23,744,980
Net Assets, Beginning of Period 3,199,064,396 2,716,078,241 441,941,688 418,196,708
Net Assets, End of Period $3,444,381,628 $3,199,064,396 $456,662,677 $441,941,688
Capital Stock Share Transactions
Class S shares
Sold 10,447,926 18,251,712 1,758,983 2,812,682
Distributions reinvested 6,380,090 5,869,347 812,673 621,255
Redeemed (7,409,924) (12,272,129) (1,476,335) (2,968,738)
Shares reduced due to reverse share split – – – –
Total Class S share transactions 9,418,092 11,848,930 1,095,321 465,199
Class A shares
Sold 2,379,888 4,472,011 501,207 862,376
Distributions reinvested 4,998,129 5,180,036 908,867 736,407
Redeemed (4,571,614) (7,724,763) (1,015,130) (2,308,898)
Shares reduced due to reverse share split – – – –
Total Class A share transactions 2,806,403 1,927,284 394,944 (710,115)
(a)
Effective February 26, 2026, High Income Municipal Bond Fund changed its name to High Yield Municipal Bond Fund.
(b)
Share transaction reflects 1:4 reverse share split completed after the close of business on December 4, 2025.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund High Yield Fund High Yield Municipal Bond Fund
(a)
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
$16,803,029 $34,227,834 $823,851 $1,571,122 $22,979,447 $39,053,629 $1,144,750 $2,076,100
67,171,511 196,842,262 (306,911) (2,512) (950,397) (4,486,137) (102,260) (302,392)
108,030,448 159,522,168 (319,666) 848,728 (4,300,059) 13,057,832 (66,349) (430,693)
192,004,988 390,592,264 197,274 2,417,338 17,728,991 47,625,324 976,141 1,343,015
(62,429,971) (57,710,600) (794,986) (1,505,790) (14,117,706) (20,328,176) (1,144,750) (2,076,101)
(175,313,794) (176,876,241) (28,855) (65,342) (8,952,612) (18,791,021) – –
(237,743,765) (234,586,841) (823,841) (1,571,132) (23,070,318) (39,119,197) (1,144,750) (2,076,101)
(237,743,765) (234,586,841) (823,841) (1,571,132) (23,070,318) (39,119,197) (1,144,750) (2,076,101)
17,020,089 22,460,791 7,521,755 20,979,599 190,958,902 71,174,907 12,890,625 17,571,693
62,311,700 57,570,179 786,260 1,487,950 12,860,738 17,742,470 1,050,165 1,881,906
(13,794,588) (24,962,626) (5,504,521) (13,950,980) (34,458,621) (57,856,578) (8,554,752) (12,609,280)
65,537,201 55,068,344 2,803,494 8,516,569 169,361,019 31,060,799 5,386,038 6,844,319
18,078,287 30,499,397 6 – 7,029,584 15,218,890 – –
172,968,969 174,733,338 27,441 62,606 6,744,466 14,130,031 – –
(98,846,479) (176,953,930) (144,545) (187,161) (20,748,210) (43,772,801) – –
92,200,777 28,278,805 (117,098) (124,555) (6,974,160) (14,423,880) – –
157,737,978 83,347,149 2,686,396 8,392,014 162,386,859 16,636,919 5,386,038 6,844,319
111,999,201 239,352,572 2,059,829 9,238,220 157,045,532 25,143,046 5,217,429 6,111,233
2,336,716,568 2,097,363,996 43,375,265 34,137,045 658,548,733 633,405,687 51,578,806 45,467,573
$2,448,715,769 $2,336,716,568 $45,435,094 $43,375,265 $815,594,265 $658,548,733 $56,796,235 $51,578,806
561,929 774,009 839,712 2,386,601 94,363,139 16,734,108 1,359,601 1,857,934
2,093,202 2,047,208 87,963 168,632 752,163 4,176,073 110,681 199,889
(457,032) (870,644) (615,487) (1,592,003) (84,416,051) (13,652,270) (901,851) (1,340,952)
– – – – (61,789,630)
(b)
– – –
2,198,099 1,950,573 312,188 963,230 (51,090,379) 7,257,911 568,431 716,871
608,672 1,071,278 – – 71,903,317 3,579,698 – –
5,931,912 6,323,809 3,073 7,105 394,540 3,328,571 – –
(3,333,494) (6,235,833) (16,190) (21,405) (72,999,084) (10,326,220) – –
– – – – (53,825,494)
(b)
– – –
3,207,090 1,159,254 (13,117) (14,300) (54,526,721) (3,417,951) – –

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
C
Income Fund International Equity Fund
For the periods ended
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $29,219,222 $53,982,556 $8,770,162 $19,749,775
Net realized gains/(losses) (1,634,506) (8,799,931) 99,452,151 68,864,506
Change in net unrealized appreciation/(depreciation) (21,275,093) 36,503,147 19,038,639 85,539,601
Net Change in Net Assets Resulting From Operations 6,309,623 81,685,772 127,260,952 174,153,882
Distributions to Shareholders
From income/realized gains Class S (24,403,465) (44,159,114) (56,216,359) (19,348,610)
From income/realized gains Class A (4,851,951) (9,636,202) (7,748,541) (2,630,275)
Total from income/realized gains (29,255,416) (53,795,316) (63,964,900) (21,978,885)
Total Distributions to Shareholders (29,255,416) (53,795,316) (63,964,900) (21,978,885)
Capital Stock Transactions
Class S
Sold 175,875,397 321,802,605 18,934,011 15,108,798
Distributions reinvested 24,125,524 43,596,789 56,207,725 19,343,926
Redeemed (166,652,919) (222,909,001) (8,909,683) (10,531,989)
In-kind redemptions – – – –
Total Class S Capital Stock Transactions 33,348,002 142,490,393 66,232,053 23,920,735
Class A
Sold 9,715,850 20,232,516 6,079,723 7,456,995
Distributions reinvested 4,385,207 8,687,578 7,586,709 2,570,872
Redeemed (17,648,243) (35,349,533) (8,773,881) (16,449,533)
Total Class A Capital Stock Transactions (3,547,186) (6,429,439) 4,892,551 (6,421,666)
Capital Stock Transactions 29,800,816 136,060,954 71,124,604 17,499,069
Net Increase/(Decrease) in Net Assets 6,855,023 163,951,410 134,420,656 169,674,066
Net Assets, Beginning of Period 1,283,587,856 1,119,636,446 944,455,428 774,781,362
Net Assets, End of Period $1,290,442,879 $1,283,587,856 $1,078,876,084 $944,455,428
Capital Stock Share Transactions
Class S shares
Sold 139,253,585 39,453,418 1,417,893 1,275,993
Distributions reinvested 1,455,714 5,317,507 4,398,309 1,868,978
Redeemed (137,966,255) (27,399,625) (683,981) (927,127)
Shares reduced due to reverse share split (63,958,163)
(a)
– – –
In-kind redemptions – – – –
Total Class S share transactions (61,215,119) 17,371,300 5,132,221 2,217,844
Class A shares
Sold 27,691,964 2,465,247 463,633 635,917
Distributions reinvested 264,425 1,059,405 597,652 249,357
Redeemed (28,259,555) (4,324,055) (666,609) (1,439,501)
Shares reduced due to reverse share split (13,595,598)
(a)
– – –
Total Class A share transactions (13,898,764) (799,403) 394,676 (554,227)
(a)
Share transaction reflects 1:2 reverse share split completed after the close of business on December 4, 2025.  Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Large Cap Growth Fund Large Cap Value Fund Mid Cap Growth Fund Mid Cap Stock Fund
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
$(2,990,353) $(1,079,669) $21,598,759 $45,183,444 $(73,297) $(113,422) $8,238,386 $19,729,696
13,316,784 139,234,905 79,375,620 127,787,167 1,359,316 995,121 217,010,304 483,508,775
(40,484,299) 705,878,247 295,163,848 189,297,216 (1,125,737) 1,320,532 138,954,339 (412,676,660)
(30,157,868) 844,033,483 396,138,227 362,267,827 160,282 2,202,231 364,203,029 90,561,811
(105,661,161) (163,302,493) (145,225,773) (183,686,710) – – (193,404,631) (100,747,967)
(23,458,172) (38,468,157) (17,770,427) (25,297,571) – – (175,986,901) (66,907,529)
(129,119,333) (201,770,650) (162,996,200) (208,984,281) – – (369,391,532) (167,655,496)
(129,119,333) (201,770,650) (162,996,200) (208,984,281) – – (369,391,532) (167,655,496)
428,781,646 533,293,391 340,866,604 312,932,123 2,567,755 9,860,302 89,650,644 293,385,191
105,571,122 163,144,123 145,130,271 183,577,691 – – 187,730,490 97,776,093
(245,487,703) (288,451,631) (169,757,159) (211,752,881) (6,159,418) (9,921,060) (403,773,680) (883,719,757)
– – – – – – – (209,000,000)
288,865,065 407,985,883 316,239,716 284,756,933 (3,591,663) (60,758) (126,392,546) (701,558,473)
24,053,040 61,353,842 15,906,091 24,872,462 – – 14,426,379 34,234,188
23,068,518 37,899,522 17,439,369 24,827,550 – – 173,211,749 65,952,048
(48,216,884) (70,931,800) (24,339,298) (40,093,601) – – (133,247,126) (194,621,015)
(1,095,326) 28,321,564 9,006,162 9,606,411 – – 54,391,002 (94,434,779)
287,769,739 436,307,447 325,245,878 294,363,344 (3,591,663) (60,758) (72,001,544) (795,993,252)
128,492,538 1,078,570,280 558,387,905 447,646,890 (3,431,381) 2,141,473 (77,190,047) (873,086,937)
4,232,799,063 3,154,228,783 2,973,860,120 2,526,213,230 35,862,013 33,720,540 3,085,794,561 3,958,881,498
$4,361,291,601 $4,232,799,063 $3,532,248,025 $2,973,860,120 $32,430,632 $35,862,013 $3,008,604,514 $3,085,794,561
18,218,911 24,699,951 10,118,951 10,199,067 168,025 659,018 2,534,954 8,012,350
4,250,045 7,251,385 4,369,186 6,108,847 – – 5,399,134 2,557,629
(10,163,220) (12,850,365) (5,047,591) (6,938,977) (402,568) (667,556) (11,433,237) (24,204,075)
– – – – – – – –
– – – – – – – (5,804,314)
12,305,736 19,100,971 9,440,546 9,368,937 (234,543) (8,538) (3,499,149) (19,438,410)
1,202,546 3,301,353 472,817 817,383 – – 494,398 1,117,688
1,122,010 2,019,152 531,058 834,359 – – 6,089,893 2,055,385
(2,428,133) (3,829,042) (724,019) (1,314,852) – – (4,604,049) (6,339,876)
– – – – – – – –
(103,577) 1,491,463 279,856 336,890 – – 1,980,242 (3,166,803)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
For the periods ended
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $44,212,242 $77,289,257 $52,040,176 $77,595,135
Net realized gains/(losses) 83,828,143 205,894,692 147,858,349 290,330,459
Change in net unrealized appreciation/(depreciation) 59,391,696 227,443,610 123,741,230 347,089,338
Net Change in Net Assets Resulting From Operations 187,432,081 510,627,559 323,639,755 715,014,932
Distributions to Shareholders
From income/realized gains Class S (131,649,962) (128,702,153) (184,962,013) (148,475,021)
From income/realized gains Class A (129,086,619) (137,299,337) (188,410,324) (168,140,163)
Total from income/realized gains (260,736,581) (266,001,490) (373,372,337) (316,615,184)
Total Distributions to Shareholders (260,736,581) (266,001,490) (373,372,337) (316,615,184)
Capital Stock Transactions
Class S
Sold 243,395,983 406,275,657 266,427,856 443,864,210
Distributions reinvested 131,249,220 128,272,777 184,615,010 148,251,303
Redeemed (196,490,776) (354,858,346) (211,006,152) (350,491,435)
Total Class S Capital Stock Transactions 178,154,427 179,690,088 240,036,714 241,624,078
Class A
Sold 66,501,033 116,525,355 76,095,833 135,825,277
Distributions reinvested 128,146,158 136,330,750 187,408,890 167,365,806
Redeemed (141,553,259) (269,666,732) (177,767,013) (322,376,259)
Total Class A Capital Stock Transactions 53,093,932 (16,810,627) 85,737,710 (19,185,176)
Capital Stock Transactions 231,248,359 162,879,461 325,774,424 222,438,902
Net Increase/(Decrease) in Net Assets 157,943,859 407,505,530 276,041,842 620,838,650
Net Assets, Beginning of Period 4,208,190,472 3,800,684,942 5,357,650,690 4,736,812,040
Net Assets, End of Period $4,366,134,331 $4,208,190,472 $5,633,692,532 $5,357,650,690
Capital Stock Share Transactions
Class S shares
Sold 14,484,409 25,064,406 14,090,886 24,674,773
Distributions reinvested 7,864,403 7,939,482 9,825,882 8,318,046
Redeemed (11,691,547) (21,901,588) (11,155,204) (19,503,320)
Total Class S share transactions 10,657,265 11,102,300 12,761,564 13,489,499
Class A shares
Sold 3,963,623 7,204,013 4,071,217 7,649,978
Distributions reinvested 7,706,540 8,469,696 10,099,381 9,488,140
Redeemed (8,433,886) (16,691,621) (9,503,376) (18,090,311)
Total Class A share transactions 3,236,277 (1,017,912) 4,667,222 (952,193)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Moderately Conservative
Allocation Fund Money Market Fund Multisector Bond Fund Municipal Bond Fund
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
$16,702,761 $30,119,205 $57,002,652 $127,011,532 $20,798,643 $43,734,568 $20,556,140 $41,637,901
14,005,605 39,114,886 15,323 104,535 2,673,570 (1,307,482) (2,625,792) (4,419,045)
13,249,573 50,685,661 – (46,733) (6,359,081) 20,526,837 (4,347,148) (9,717,249)
43,957,939 119,919,752 57,017,975 127,069,334 17,113,132 62,953,923 13,583,200 27,501,607
(29,866,330) (17,686,162) (42,998,012) (94,769,697) (17,661,963) (36,180,136) (8,694,566) (15,851,257)
(30,050,127) (18,160,307) (14,004,640) (32,223,083) (3,502,357) (7,200,083) (12,001,784) (26,200,257)
(59,916,457) (35,846,469) (57,002,652) (126,992,780) (21,164,320) (43,380,219) (20,696,350) (42,051,514)
(59,916,457) (35,846,469) (57,002,652) (126,992,780) (21,164,320) (43,380,219) (20,696,350) (42,051,514)
70,135,537 128,332,196 1,095,484,434 2,289,553,723 173,016,685 237,896,208 67,423,708 138,922,827
29,754,975 17,602,449 42,256,009 93,243,797 17,332,828 35,519,506 8,334,368 15,010,859
(65,525,443) (124,573,268) (1,112,543,850) (1,987,218,233) (237,405,269) (209,751,312) (50,638,499) (97,822,297)
34,365,069 21,361,377 25,196,593 395,579,287 (47,055,756) 63,664,402 25,119,577 56,111,389
23,771,208 40,042,204 248,317,037 506,217,853 6,718,157 9,025,926 15,516,636 24,164,206
29,743,596 17,947,115 13,691,411 31,517,165 3,225,781 6,597,697 10,341,534 22,691,031
(47,570,822) (91,888,528) (258,521,120) (476,700,171) (13,836,555) (26,638,974) (66,979,825) (139,674,976)
5,943,982 (33,899,209) 3,487,328 61,034,847 (3,892,617) (11,015,351) (41,121,655) (92,819,739)
40,309,051 (12,537,832) 28,683,921 456,614,134 (50,948,373) 52,649,051 (16,002,078) (36,708,350)
24,350,533 71,535,451 28,699,244 456,690,688 (54,999,561) 72,222,755 (23,115,228) (51,258,257)
1,188,976,351 1,117,440,900 3,301,496,021 2,844,805,333 913,233,661 841,010,906 1,155,814,370 1,207,072,627
$1,213,326,884 $1,188,976,351 $3,330,195,265 $3,301,496,021 $858,234,100 $913,233,661 $1,132,699,142 $1,155,814,370
5,074,152 9,646,135 1,095,484,433 2,289,553,723 18,680,549 26,192,670 6,685,143 13,899,281
2,177,654 1,329,472 42,256,009 93,243,797 1,871,811 3,896,430 825,529 1,500,884
(4,752,832) (9,348,261) (1,112,543,848) (1,987,218,231) (25,640,343) (23,162,503) (5,019,381) (9,811,197)
2,498,974 1,627,346 25,196,594 395,579,289 (5,087,983) 6,926,597 2,491,291 5,588,968
1,725,527 3,020,390 248,317,037 506,217,853 725,568 989,183 1,534,266 2,415,433
2,183,951 1,361,758 13,691,411 31,517,165 348,359 723,908 1,024,273 2,266,067
(3,460,923) (6,931,384) (258,521,119) (476,700,170) (1,494,452) (2,928,930) (6,631,530) (13,984,280)
448,555 (2,549,236) 3,487,329 61,034,848 (420,525) (1,215,839) (4,072,991) (9,302,780)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Short-Term Bond Fund Small Cap Growth Fund
For the periods ended
4/30/2026
(unaudited) 10/31/2025
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $24,648,951 $51,257,570 $(143,498) $(619,674)
Net realized gains/(losses) 2,206,918 820,693 15,923,656 20,500,404
Change in net unrealized appreciation/(depreciation) (9,084,506) 17,821,215 (9,344,793) (12,890,618)
Net Change in Net Assets Resulting From Operations 17,771,363 69,899,478 6,435,365 6,990,112
Distributions to Shareholders
From income/realized gains Class S (19,627,890) (41,833,504) (741,655) –
From income/realized gains Class A (4,952,180) (9,226,312) – –
Total from income/realized gains (24,580,070) (51,059,816) (741,655) –
Total Distributions to Shareholders (24,580,070) (51,059,816) (741,655) –
Capital Stock Transactions
Class S
Sold 177,817,284 336,366,923 5,066,757 46,204,222
Distributions reinvested 19,449,816 41,570,012 733,941 –
Redeemed (294,646,968) (509,300,116) (69,771,624) (143,205,470)
Total Class S Capital Stock Transactions (97,379,868) (131,363,181) (63,970,926) (97,001,248)
Class A
Sold 27,742,557 55,767,932 – –
Distributions reinvested 4,833,117 9,003,363 – –
Redeemed (28,880,157) (59,985,655) – –
Total Class A Capital Stock Transactions 3,695,517 4,785,640 – –
Capital Stock Transactions (93,684,351) (126,577,541) (63,970,926) (97,001,248)
Net Increase/(Decrease) in Net Assets (100,493,058) (107,737,879) (58,277,216) (90,011,136)
Net Assets, Beginning of Period 1,239,092,967 1,346,830,846 135,040,821 225,051,957
Net Assets, End of Period $1,138,599,909 $1,239,092,967 $76,763,605 $135,040,821
Capital Stock Share Transactions
Class S shares
Sold 14,141,539 26,946,070 267,649 2,615,288
Distributions reinvested 1,547,480 3,329,325 38,386 –
Redeemed (23,412,069) (40,961,648) (3,724,322) (8,020,635)
Total Class S share transactions (7,723,050) (10,686,253) (3,418,287) (5,405,347)
Class A shares
Sold 2,205,317 4,467,230 – –
Distributions reinvested 384,449 720,652 – –
Redeemed (2,296,648) (4,810,953) – –
Total Class A share transactions 293,118 376,929 – –

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
Small Cap Stock Fund
4/30/2026
(unaudited) 10/31/2025
$9,342,081 $14,838,932
107,858,825 72,517,588
199,727,869 (106,754,036)
316,928,775 (19,397,516)
(54,715,475) (49,721,834)
(15,430,015) (13,068,474)
(70,145,490) (62,790,308)
(70,145,490) (62,790,308)
202,505,041 766,795,759
53,712,218 48,750,805
(449,201,664) (1,084,961,335)
(192,984,405) (269,414,771)
8,919,254 19,938,251
15,225,329 12,928,005
(42,164,932) (78,965,622)
(18,020,349) (46,099,366)
(211,004,754) (315,514,137)
35,778,531 (397,701,961)
2,883,470,193 3,281,172,154
$2,919,248,724 $2,883,470,193
6,055,361 24,618,535
1,605,894 1,446,359
(13,485,476) (35,070,097)
(5,824,221) (9,005,203)
369,598 868,100
632,860 526,821
(1,759,738) (3,474,966)
(757,280) (2,080,045)

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 22 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of six asset allocation Funds, eight equity Funds, seven fixed-income Funds and one money market Fund. This report includes 21 of the Funds while
Conservative Allocation has a fiscal year end on a calendar-year basis and is presented under a separate shareholder report.
On February 27, 2026, the following fund name change took effect:
The Funds are each investment companies which follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load.
Class S shares are offered at net asset value and have no annual
12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Yield Municipal Bond, Mid Cap Growth, and Small
Cap Growth offer only Class S Shares, all other of the 18 Funds of the Trust offer Class A and Class S shares. Class A shares of
Government Bond are closed to all purchases and exchanges
into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates fair value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Original Fund Name Updated Fund Name
High Income Municipal Bond Fund --> High Yield Municipal Bond Fund

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a Fund's investment in the Private Equity Fund when this information is readily available to the Fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with
ASC 946.  The Committee has determined that for the Private Equity
Funds held by the Funds, if the NAV of the Private Equity Fund is not readily available for the daily pricing needs of the Funds, the
Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivatives
— Each Fund, with the exception of the Money
Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency.
Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Dynamic Allocation Quarterly Quarterly
Global Stock Annually Annually
Government Bond   Daily   Monthly
High Yield  Daily  Monthly
High Yield Municipal Bond Daily Monthly
Income Daily Monthly
International Equity Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Multisector Bond Daily Monthly
Municipal Bond  Daily Monthly
Short-Term Bond Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 30, 2026, none of the Funds invested in options.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2026, Aggressive Allocation,
Dynamic Allocation, Government Bond, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Multisector Bond, Municipal Bond and
Short-Term Bond used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 30, 2026, Aggressive Allocation,
Dynamic Allocation, Global Stock, International Equity, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used equity futures to manage exposure to the equities markets.
During the six months ended April 30, 2026, Aggressive
Allocation, Dynamic Allocation, Global Stock, International Equity,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

During the six months ended April 30, 2026, Dynamic Allocation,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Multisector Bond used CDX Indices
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the six months ended April 30, 2026, Aggressive
Allocation, Dynamic Allocation, Global Stock, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 236,750,000 – 236,750,000 236,750,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— Certain Funds may
invest in Treasury Inflation-Protected Securities ("TIPS"). These
securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2026, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2026, no Fund reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of April 30, 2026, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a Fund invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of April 30, 2026, private equity capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market),
along with other portfolios managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 15, 2026 unless extended by mutual agreement of State Street Bank and Trust
Company and the Funds.  The Funds had no borrowings during
the six months ended April 30, 2026.
In-kind Redemptions
— During the year ended October 31, 2025, the Mid Cap Stock Fund, (the “underlying fund”), redeemed shares in-kind (“in-kind redemption”). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares to
Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund and Moderately Conservative Allocation Fund,
as shown in the table below. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value.
Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of
Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
Cable One, Inc., Term Loan $920,114
Jupiter Borrower, Inc., Term Loan $606,950
Lockton, Inc., Term Loan $487,550
Total $2,014,614
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $153,500,000 $88,596,237 42.28%
Moderate Allocation 155,000,000 89,056,469 42.54%
Moderately Aggressive
Allocation 190,500,000 109,811,341 42.36%
Moderately Conservative
Allocation 29,000,000 16,845,736 41.91%
Underlying
Fund
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Fund Mid Cap Stock Fund 1,305,294 6/20/2025 & 6/24/2025 $47,000,000
Moderate Allocation Fund Mid Cap Stock Fund 1,777,358 6/20/2025 & 6/24/2025 64,000,000
Moderately Aggressive Allocation Fund Mid Cap Stock Fund 2,360,495 6/20/2025 & 6/24/2025 85,000,000
Moderately Conservative Allocation Fund Mid Cap Stock Fund  361,167 6/20/2025 & 6/24/2025 13,000,000
Total Mid Cap Stock Fund 5,804,314 $209,000,000*
* In-kind redemption consists of $204,434,876 in securities and $4,565,124 in cash with an associated realized gain of $69,206,459.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

In-kind Contributions
—  During December 2025, Aggressive Allocation, Moderate Allocation, Moderately Aggressive, and Moderately
Conservative contributed securities in-kind to Thrivent Mid Cap Value ETF. As a result of the in-kind contribution, Thrivent Mid Cap Value ETF issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing portfolio recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities;
they recognize a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value. The transactions were as follows:
Under the Internal Revenue Code, the contributing Funds and Thrivent Mid Cap Value ETF are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
In-kind Contributions (continued)
— During March 2026, Dynamic Allocation, Moderate Allocation, Moderately Aggressive, Moderately
Conservative, and Multisector Bond contributed securities in-kind to Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade
Corporate Bond Fund. As a result of the in-kind contribution, Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade Corporate
Bond Fund issued shares at the per share net asset value on the date of contribution. For financial reporting purposes, the contributing portfolio recognizes a gain on these transactions to the extent the value of the distributed securities on the date of contribution exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. The realized gains or losses below are included in the Statement of Operations of the contributing portfolio as net realized gains/losses on in-kind contributions. These in-kind transactions were conducted at market value.
The transactions were as follows:
Under the Internal Revenue Code, the contributing Funds, Thrivent Core High Yield Bond Fund and Thrivent Core Investment Grade Corporate
Bond Fund are related parties and losses on the in-kind contributions are deferred until the contributed securities are sold to an unrelated taxpayer. Gains on these in-kind contributions are recognized for tax purposes in the year of the contribution.
Contributing Fund
Contribution
 Date
Shares
Received
Net Asset Value
per Share
In-Kind Amount
- Cash
In-Kind
Amount-
Securities
Realized
Gain/(Loss)
Aggressive Allocation Fund 12/12/2025 3,654,322  $15.22 $1,049,805 $54,582,379
$
2,152,357
Moderate Allocation Fund 12/12/2025 954,035  $15.22 273,834 14,250,076  561,882
Moderately Aggressive Allocation
Fund 12/12/2025 2,675,250  $15.22 768,343 39,958,774 1,575,642
Moderately Conservative
Allocation Fund 12/12/2025 90,157  $15.22 25,777 1,346,731 53,040
Totals 7,373,764 $2,117,759 $110,137,960 $4,342,921
Contributing Fund
Contribution
 Date
Shares
Received-
Core High
Yield Bond
NAV
per Share-
Core High
Yield Bond
Shares
Received-
Core Inv.
Grade Corp.
Bond
NAV per
Share-
Core Inv.
Grade
Corp.
Bond
In-Kind
Amount
- Cash
In-Kind
Amount-
Securities
Realized
Gain/(Loss)
Dynamic Allocation Fund 3/25/2026 1,273,500  $19.69 1,671,545 $19.63 $633,688 $57,253,178
($
491,963)
Moderate Allocation Fund 3/10/2026 4,322,574  $19.92 7,440,370 $19.87 1,487,911 232,452,303 (3,113,671)
Moderately Aggressive
Allocation Fund 3/17/2026 2,450,947  $19.78 4,215,722 $19.71 999,810 130,558,354  (2,901,299)
Moderately Conservative
Allocation Fund 3/23/2026 2,202,631 $19.67 3,801,791 $19.59 872,225 116,915,442 (3,392,834)
Multisector Bond Fund 3/9/2026 7,955,412 $19.87 7,630,938 $19.94 1,709,888 308,495,278 1,573,202
Totals 18,205,064 24,760,366 $5,703,522 $845,674,555 $(8,326,565)

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500 to
$2,000M  Over $2,000M
International Equity 0.700% 0.650%  0.625% 0.600% 0.600%
Money Market 0.250% 0.250% 0.250% 0.200% 0.200%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Dynamic Allocation
0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
High Yield Municipal Bond
0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Income
0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth
0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.575%
Large Cap Value
0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Mid Cap Growth
0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Multisector Bond
0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Municipal Bond
0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Short-Term Bond
0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Small Cap Growth
0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

Expense Reimbursements
— For the six months ended April 30,
2026, contractual expense reimbursements, as a percentage of net assets, were in effect:
* Prior expense cap of 0.05% on Class A expired on February
28, 2026.
For the six months ended April 30, 2026, contractual expense reimbursements to limit expenses to the following percentages were in effect:
* Prior expense cap of 0.73% on Class S expired on February 28,
2026.
** Prior expense caps of 0.80% on Class A and 0.50% on Class S expired on February 28, 2026.
*** Prior expense cap of 0.60% on Class S expired on February
28, 2026.
# Prior expense cap of 1.16% on Class A expired on February
28, 2026.
## Expense cap on Class A began on January 1, 2026. Prior
expense cap of 0.51% on Class S expired on December 31, 2025.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for Money Market may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the Funds as a result of their investment in any other fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. In addition,
Thrivent Asset Mgt. waives the management fees that are indirectly incurred by Aggressive Allocation, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation as
a result of their investment in Thrivent Small Cap Value ETF and
Thrivent Mid Cap Value ETF, and Global Stock as a result of its investment in Thrivent Small Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of
0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Short-Term Bond, which have a 12b-1 fee of 0.125%, and Money
Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 30, 2026, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $1,282,716 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended April 30, 2026, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $4,093,629 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 30, 2026, Thrivent
Investor Services received $15,673,778 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds. Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for
Fund Class A Class S
Expiration
Date
Money Market* 0.04% N/A 2/28/2027
Fund Class A Class S
Expiration
Date
Dynamic Allocation* 0.97% 0.72% 2/28/2027
Government Bond** 0.78% 0.45% 2/28/2027
High Yield Municipal
Bond*** N/A 0.59% 2/28/2027
International Equity
#
1.15% N/A 2/28/2027
Mid Cap Growth N/A 0.90% 2/28/2027
Municipal Bond
##
0.76% 0.50% 2/28/2027
Small Cap Growth N/A 0.95% 2/28/2027

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $748,832 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 30, 2026. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those Funds'
expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.
The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  In addition, the Adviser has agreed to waive the management fees that are indirectly incurred by any Fund of the Fund as a result of its investment in Thrivent Small Cap Value
ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05%.
This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the
Adviser.  For the six months ended April 30, 2026, the following expense reimbursements, as a percentage of net assets, were in effect:
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 30, 2026, none of the Funds borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures ("ASU 2023-07"), management evaluates the
Funds’ business activities to determine the segment reporting needed for the Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available.
The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Funds' CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds'
portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2026, the tax basis balance has not yet been determined.
Fund Class A Class S
Expiration
Date
Aggressive Allocation 0.17% 0.17% 2/28/2027
Global Stock <0.01% <0.01% 2/28/2027
Moderate Allocation 0.20% 0.20% 2/28/2027
Moderately Aggressive
Allocation 0.23% 0.23% 2/28/2027
Moderately Conservative
Allocation 0.16% 0.16% 2/28/2027

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

At October 31, 2025, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2026, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2026, the following Funds engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective Fund's net assets:
Fund
Capital Loss
Carryover
Global Stock* $ 5,478,455
Government Bond* 12,108,614
High Yield 115,854,002
High Yield Municipal Bond 2,732,250
Income 87,291,604
International Equity* 175,940
Mid Cap Growth 1,011,919
Multisector Bond* 80,956,637
Municipal Bond 80,384,554
Short-Term Bond 21,963,670
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $632,043 $485,011
Dynamic Allocation 75,631 66,562
Global Stock 490,370 509,916
Government Bond 170 1,743
High Yield 269,541 116,382
High Yield Municipal Bond 15,291 18,653
Income 334,578 272,673
International Equity 620,727 557,879
Large Cap Growth 1,220,067 945,538
Large Cap Value 604,257 474,929
Mid Cap Stock 998,629 1,423,133
Moderate Allocation 546,653 444,204
Moderately Aggressive Allocation 775,470 607,898
Moderately Conservative Allocation 125,406 98,475
Multisector Bond 132,081 184,051
Municipal Bond 142,443 153,834
Short-Term Bond 300,152 325,578
Small Cap Stock 796,789 1,116,124
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $105,673 $128,694
Dynamic Allocation 132,443 132,079
Government Bond 83,579 79,360
Income 122,032 155,936
Moderate Allocation 471,979 465,754
Moderately Aggressive Allocation 259,515 256,659
Moderately Conservative Allocation 170,204 166,857
In thousands
Fund Purchases
Sales/
Paydowns
Multisector Bond 264,117 254,825
Short-Term Bond 195,467 266,119
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 6 2.50%
Dynamic Allocation 2 0.00%
High Yield 2 0.00%
Income 3 0.11%
Moderate Allocation 6 2.02%
Moderately Aggressive
Allocation 6 1.90%
Moderately Conservative
Allocation 5 1.34%
Multisector Bond 2 0.01%
Municipal Bond 1 0.07%
Short-Term Bond 1 0.02%
Fund Purchase Amount
Small Cap Growth 2,979,193

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

During the six months ended April 30, 2026, the following Funds engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective Fund's net assets:
(8) RELATED PARTY TRANSACTIONS
As of April 30, 2026, no Funds (other than the Thrivent Asset
Allocation Funds) held shares in excess of 5% of Thrivent Mutual
Funds.
As of April 30, 2026, retirement plans sponsored by Thrivent
Financial for Lutherans collectively held the following shares in excess of 5% of Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) REVERSE SHARE SPLIT
During the six months ended April 30, 2026, the Board approved a reverse share split (the “Reverse Share Split”) of the issued and outstanding Class A and Class S shares (the “Shares”) of
High Yield Fund and Income Fund. The Reverse Share Split was
completed after the close of business on December 4, 2025 (the
“Effective Date”). The table below provides the ratio for the Reverse
Share Split:
As a result of the Reverse Stock Split, for each Share held by the shareholder at the close of business on the Effective Date, the shareholder has received a proportional number of shares of the
Fund based on the split ratio with the same aggregate dollar value.
The effect of the Reverse Share Split is to reduce the number of outstanding Shares of the Fund and increase the Fund’s per share net asset value. Thus, the total dollar value of a shareholder’s investment in Shares of the Fund will not change due to the Reverse
Share Split, and each shareholder will continue to own the same percentage (by value) of Shares of the Fund immediately following the Reverse Share Split.
The Reverse Share Split was not a taxable event, nor did it impact net assets, operational results or the total return of the Fund. The
Reverse Share Split was carried out in accordance with the share split ratio provided in the table above, calculated to result in a net asset value per share that better aligns the share class prices of the Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the
Reverse Share Split.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2026, the following Funds had portfolio concentration greater than 25% in certain sectors:
(11) PRINCIPAL RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of principal risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Artificial Intelligence Risk
— The development and use of
artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Funds invest, as well as by service providers that support the operations of the Funds. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $1,920,448 $340,144
Global Stock 2,017,989 378,634
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 14,704,475 9.1%
Moderate Allocation 14,030 ,297 5.5%
Fund Share Split Ratio
High Yield Fund 1:4
Income Fund 1:2
Fund Sector
% of Total
Net Assets
Government Bond U.S. Government & Agencies 57.1%
Income Financials 35.7%
Large Cap Growth Information Technology 42.0%
Mid Cap Growth Industrials 26.6%
Short-Term Bond Financials 34.1%
Small Cap Growth Industrials 30.9%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

damage, legal or operational challenges, and investment losses affecting the Funds. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent a Fund invests in companies that develop,
implement, or are otherwise involved in AI technologies, the Fund may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such
companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies.
Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies.
Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that
the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such
technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the
Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Fund’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for a Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting a Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a
Fund’s investments in such companies to lose value. While a Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, a Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect a Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose a Fund to greater risk and increase its costs. Such leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of a Fund’s portfolio will be magnified when a Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow a Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that a Fund enters into the derivatives transaction and the date that a Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that a Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by a Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political
upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries.
Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal
systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Certain Funds allocate their
assets among other funds managed by the Adviser or an affiliate
(“Affiliated Funds”). From time to time, one or more Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by these Funds or other investors.
Such transactions may affect the Affiliated Funds. Affiliated Funds experiencing redemptions due to reallocations or rebalancings may need to sell securities, while Affiliated Funds receiving additional cash will need to invest that cash.
These effects may be particularly significant when one a Fund owns a substantial portion of any Affiliated Fund. While the overall impact of these transactions cannot be predicted, the performance of an Affiliated Fund may be adversely affected if it must sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities result in gains.
Because these Funds may own substantial portions of certain
Affiliated Funds, a redemption or reallocation away from an Affiliated
Fund could also cause that Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause the
Fund to underperform relative to its benchmark or similar funds.
There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of a Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit or other obligation of Thrivent
Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be affected
by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base, legislative enactments, and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.
Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term. There is a possibility that the tax-exempt status of interest from municipal bonds could be changed or eliminated, resulting in a decline in the value of municipal bonds.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Prepayment Risk
— When interest rates fall, certain obligations
are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of a Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— A Fund may need to sell portfolio securities
to meet redemption requests. A Fund could experience a loss when selling portfolio securities to meet redemption requests if there is
(i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, a Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2026
(unaudited)

refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly.
In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such
companies may be more dependent upon one or a few key people.
Valuation Risk
— The price that a Fund receives upon the sale
(or other disposition) of an investment may differ from the Fund's valuation of the investment, particularly for investments that trade in lower volumes, during periods of market turmoil or volatility, or investments that are valued using a fair valuation methodology or based on a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of such investment.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 21.52 $ 0.15 $ 1.30 $ 1.45 $ (0.20) $ (1.36)
Year Ended 10/31/2025 20.12 0.24 2.74 2.98 (0.32) (1.26)
Year Ended 10/31/2024 15.99 0.26 4.53 4.79 (0.25) (0.41)
Year Ended 10/31/2023 15.65 0.21 0.52 0.73 (0.13) (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Class A Shares
Period Ended 4/30/2026 (unaudited) 21.20 0.13 1.28 1.41 (0.16) (1.36)
Year Ended 10/31/2025 19.85 0.21 2.69 2.90 (0.29) (1.26)
Year Ended 10/31/2024 15.79 0.23 4.46 4.69 (0.22) (0.41)
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Dynamic Allocation Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 14.95 0.24 0.38 0.62 (0.23) (0.63)
Year Ended 10/31/2025 14.03 0.44 1.17 1.61 (0.44) (0.25)
Year Ended 10/31/2024 12.13 0.43 1.90 2.33 (0.43) –
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 15.00 0.22 0.37 0.59 (0.21) (0.63)
Year Ended 10/31/2025 14.07 0.41 1.17 1.58 (0.40) (0.25)
Year Ended 10/31/2024 12.17 0.40 1.90 2.30 (0.40) –
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.56) $ 21.41 7.09% $ 1,981.6 0.73% 1.50% 0.90% 1.33% 22%
(1.58) 21.52 15.69% 1,788.4 0.75% 1.24% 0.91% 1.07% 61%
(0.66) 20.12 30.60% 1,433.9 0.75% 1.41% 0.92% 1.24% 48%
(0.39) 15.99 4.76% 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.52) 21.09 7.03% 1,462.8 0.91% 1.34% 1.08% 1.17% 22%
(1.55) 21.20 15.44% 1,410.7 0.92% 1.09% 1.09% 0.92% 61%
(0.63) 19.85 30.33% 1,282.2 0.93% 1.27% 1.10% 1.10% 48%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.86) 14.71 4.35% 216.4 0.73% 3.29% 0.75% 3.27% 48%
(0.69) 14.95 11.83% 203.7 0.74% 3.13% 0.75% 3.11% 78%
(0.43) 14.03 19.36% 184.6 0.75% 3.14% 0.75% 3.14% 77%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.84) 14.75 4.13% 240.2 0.97% 3.05% 1.00% 3.02% 48%
(0.65) 15.00 11.61% 238.3 0.97% 2.90% 1.01% 2.86% 78%
(0.40) 14.07 19.04% 233.6 0.97% 2.93% 1.01% 2.89% 77%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Global Stock Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 32.04 $ 0.23 $ 2.29 $ 2.52 $ (0.48) $ (2.78)
Year Ended 10/31/2025 29.99 0.50 4.91 5.41 (0.52) (2.84)
Year Ended 10/31/2024 24.16 0.50 6.83 7.33 (0.52) (0.98)
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Class A Shares
Period Ended 4/30/2026 (unaudited) 31.44 0.17 2.26 2.43 (0.40) (2.78)
Year Ended 10/31/2025 29.48 0.41 4.82 5.23 (0.43) (2.84)
Year Ended 10/31/2024 23.77 0.44 6.69 7.13 (0.44) (0.98)
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Government Bond Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 8.96 0.16 (0.12) 0.04 (0.16) –
Year Ended 10/31/2025 8.77 0.35 0.19 0.54 (0.35) –
Year Ended 10/31/2024 8.27 0.34 0.50 0.84 (0.34) –
Year Ended 10/31/2023 8.64 0.28 (0.37) (0.09) (0.28) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Class A Shares
Period Ended 4/30/2026 (unaudited) 8.95 0.15 (0.12) 0.03 (0.15) –
Year Ended 10/31/2025 8.77 0.32 0.18 0.50 (0.32) –
Year Ended 10/31/2024 8.27 0.32 0.50 0.82 (0.32) –
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (3.26) $ 31.30 8.54% $ 659.2 0.62% 1.67% 0.62% 1.66% 25%
(3.36) 32.04 19.81% 604.3 0.63% 1.82% 0.63% 1.82% 62%
(1.50) 29.99 31.31% 507.1 0.64% 1.88% 0.64% 1.88% 58%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.18) 30.69 8.37% 1,789.5 0.92% 1.36% 0.92% 1.36% 25%
(3.27) 31.44 19.47% 1,732.4 0.94% 1.51% 0.94% 1.51% 62%
(1.42) 29.48 30.91% 1,590.3 0.95% 1.57% 0.95% 1.57% 58%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(0.16) 8.84 0.47% 43.8 0.48% 3.68% 1.00% 3.16% 181%
(0.35) 8.96 6.24% 41.6 0.51% 3.93% 1.09% 3.35% 352%
(0.34) 8.77 10.25% 32.3 0.52% 3.83% 0.92% 3.43% 379%
(0.28) 8.27 (1.21)% 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.15) 8.83 0.32% 1.7 0.79% 3.37% 1.46% 2.70% 181%
(0.32) 8.95 5.82% 1.8 0.80% 3.64% 1.52% 2.92% 352%
(0.32) 8.77 9.96% 1.9 0.78% 3.63% 1.49% 2.92% 379%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
High Yield Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 17.16 $ 0.52 $ (0.10) $ 0.42 $ (0.53) $ –
Year Ended 10/31/2025 16.92 1.08 0.24 1.32 (1.08) –
Year Ended 10/31/2024 15.76 1.04 1.16 2.20 (1.04) –
Year Ended 10/31/2023 15.92 0.92 (0.12) 0.80 (0.96) –
Year Ended 10/31/2022 18.72 0.88 (2.80) (1.92) (0.88) –
Year Ended 10/31/2021 17.96 0.88 0.76 1.64 (0.88) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 17.16 0.49 (0.11) 0.38 (0.50) –
Year Ended 10/31/2025 16.92 1.00 0.28 1.28 (1.04) –
Year Ended 10/31/2024 15.76 1.00 1.16 2.16 (1.00) –
Year Ended 10/31/2023 15.88 0.88 (0.08) 0.80 (0.92) –
Year Ended 10/31/2022 18.68 0.80 (2.76) (1.96) (0.84) –
Year Ended 10/31/2021 17.96 0.80 0.72 1.52 (0.80) –
High Yield Municipal Bond Fund
(d)
Class S Shares
Period Ended 4/30/2026 (unaudited) 9.52 0.20 (0.03) 0.17 (0.20) –
Year Ended 10/31/2025 9.67 0.41 (0.15) 0.26 (0.41) –
Year Ended 10/31/2024 8.59 0.39 1.08 1.47 (0.39) –
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Effective February 26, 2026, High Income Municipal Bond Fund changed its name to High Yield Municipal Bond Fund.
*
**
All per share amounts have been rounded to the nearest cent. After the close of business on December 4, 2025, High Yield Fund completed a 1:4 reverse share split. All per share data prior to December 5, 2025 have been adjusted to reflect the reverse share split.
Additional information can be found in the accompanying Notes to Financial Statements.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.53) $ 17.05 2.45% $ 515.0 0.55% 6.18% 0.55% 6.18% 17%
(1.08) 17.16 7.99% 348.9 0.54% 6.30% 0.54% 6.30% 41%
(1.04) 16.92 14.25% 313.5 0.54% 6.28% 0.54% 6.28% 54%
(0.96) 15.76 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.88) 15.92 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.88) 18.72 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.50) 17.04 2.26% 300.5 0.81% 5.90% 0.81% 5.90% 17%
(1.04) 17.16 7.70% 309.6 0.81% 6.02% 0.81% 6.02% 41%
(1.00) 16.92 13.95% 319.9 0.81% 6.01% 0.81% 6.01% 54%
(0.92) 15.76 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.84) 15.88 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.80) 18.68 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.20) 9.49 1.86% 56.8 0.60% 4.35% 1.12% 3.83% 23%
(0.41) 9.52 2.77% 51.6 0.60% 4.31% 1.14% 3.77% 43%
(0.39) 9.67 17.26% 45.5 0.60% 4.10% 1.19% 3.51% 75%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
n
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Income Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 16.68 $ 0.38 $ (0.29) $ 0.09 $ (0.38) $ –
Year Ended 10/31/2025 16.32 0.74 0.36 1.10 (0.74) –
Year Ended 10/31/2024 14.92 0.70 1.40 2.10 (0.70) –
Year Ended 10/31/2023 15.06 0.64 (0.14) 0.50 (0.64) –
Year Ended 10/31/2022 19.58 0.54 (4.18) (3.64) (0.56) (0.32)
Year Ended 10/31/2021 19.96 0.54 0.16 0.70 (0.54) (0.54)
Class A Shares
Period Ended 4/30/2026 (unaudited) 16.70 0.36 (0.30) 0.06 (0.36) –
Year Ended 10/31/2025 16.32 0.70 0.38 1.08 (0.70) –
Year Ended 10/31/2024 14.92 0.66 1.40 2.06 (0.66) –
Year Ended 10/31/2023 15.06 0.60 (0.16) 0.44 (0.58) –
Year Ended 10/31/2022 19.60 0.50 (4.22) (3.72) (0.50) (0.32)
Year Ended 10/31/2021 19.98 0.50 0.14 0.64 (0.48) (0.54)
International Equity Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 13.00 0.11 1.56 1.67 (0.35) (0.52)
Year Ended 10/31/2025 10.92 0.28 2.12 2.40 (0.32) –
Year Ended 10/31/2024 9.18 0.25 1.80 2.05 (0.31) –
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 12.91 0.08 1.56 1.64 (0.31) (0.52)
Year Ended 10/31/2025 10.84 0.25 2.09 2.34 (0.27) –
Year Ended 10/31/2024 9.12 0.23 1.77 2.00 (0.28) –
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent. After the close of business on December 4, 2025, Income Fund completed a 1:2 reverse share split. All per share data prior to December 5, 2025, have been adjusted to reflect the reverse share split. Additional information can be found in the accompanying Notes to Financial Statements.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.38) $ 16.39 0.53% $ 1,069.5 0.48% 4.61% 0.48% 4.61% 34%
(0.74) 16.68 6.93% 1,055.1 0.47% 4.56% 0.47% 4.56% 69%
(0.70) 16.32 14.23% 889.7 0.47% 4.39% 0.47% 4.39% 45%
(0.64) 14.92 3.12% 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.88) 15.06 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(1.08) 19.58 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.36) 16.40 0.34% 221.0 0.75% 4.34% 0.75% 4.34% 34%
(0.70) 16.70 6.77% 228.5 0.75% 4.29% 0.75% 4.29% 69%
(0.66) 16.32 13.91% 229.9 0.76% 4.10% 0.76% 4.10% 45%
(0.58) 14.92 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.82) 15.06 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(1.02) 19.60 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.87) 13.80 13.52% 946.2 0.78% 1.80% 0.78% 1.80% 61%
(0.32) 13.00 22.69% 824.7 0.79% 2.40% 0.79% 2.40% 78%
(0.31) 10.92 22.60% 668.2 0.80% 2.31% 0.80% 2.31% 89%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.83) 13.72 13.31% 132.7 1.16% 1.42% 1.24% 1.34% 61%
(0.27) 12.91 22.26% 119.8 1.16% 2.02% 1.28% 1.90% 78%
(0.28) 10.84 22.10% 106.6 1.17% 1.95% 1.31% 1.81% 89%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Large Cap Growth Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 25.85 $ (0.02) $ (0.26) $ (0.28) $ – $ (0.76)
Year Ended 10/31/2025 21.95 (0.01) 5.24 5.23 (0.02) (1.31)
Year Ended 10/31/2024 15.74 0.03 6.71 6.74 – (0.53)
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Class A Shares
Period Ended 4/30/2026 (unaudited) 21.53 (0.04) (0.22) (0.26) – (0.76)
Year Ended 10/31/2025 18.51 (0.03) 4.36 4.33 – (1.31)
Year Ended 10/31/2024 13.38 (0.01) 5.67 5.66 – (0.53)
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Large Cap Value Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 33.39 0.21 3.95 4.16 (0.41) (1.39)
Year Ended 10/31/2025 31.82 0.50 3.67 4.17 (0.47) (2.13)
Year Ended 10/31/2024 25.36 0.56 6.87 7.43 (0.47) (0.50)
Year Ended 10/31/2023 26.77 0.53 (0.32) 0.21 (0.47) (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Class A Shares
Period Ended 4/30/2026 (unaudited) 33.00 0.17 3.91 4.08 (0.33) (1.39)
Year Ended 10/31/2025 31.48 0.42 3.62 4.04 (0.39) (2.13)
Year Ended 10/31/2024 25.10 0.52 6.75 7.27 (0.39) (0.50)
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Mid Cap Growth Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 15.72 (0.04) 0.17 0.13 – –
Year Ended 10/31/2025 14.73 (0.05) 1.04 0.99 – –
Year Ended 10/31/2024 11.48 (0.04) 3.29 3.25 – –
Year Ended 10/31/2023 11.74 (0.03) (0.23) (0.26) – –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.76) $ 24.81 (1.07)% $ 3,730.4 0.74% (0.11)% 0.74% (0.11)% 23%
(1.33) 25.85 24.76% 3,568.4 0.74% 0.01% 0.74% 0.01% 46%
(0.53) 21.95 43.73% 2,610.7 0.74% 0.16% 0.74% 0.16% 44%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.76) 20.51 (1.20)% 630.9 0.98% (0.35)% 0.98% (0.35)% 23%
(1.31) 21.53 24.44% 664.4 0.99% (0.24)% 0.99% (0.24)% 46%
(0.53) 18.51 43.36% 543.5 1.01% (0.11)% 1.01% (0.11)% 44%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(1.80) 35.75 12.91% 3,155.9 0.57% 1.36% 0.57% 1.36% 15%
(2.60) 33.39 14.13% 2,631.9 0.56% 1.73% 0.56% 1.73% 23%
(0.97) 31.82 29.86% 2,210.6 0.56% 1.94% 0.56% 1.94% 29%
(1.62) 25.36 0.75% 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(1.72) 35.36 12.78% 376.3 0.82% 1.12% 0.82% 1.12% 15%
(2.52) 33.00 13.79% 342.0 0.83% 1.46% 0.83% 1.46% 23%
(0.89) 31.48 29.47% 315.6 0.84% 1.66% 0.84% 1.66% 29%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
– 15.85 0.83% 32.4 0.90% (0.45)% 1.61% (1.16)% 47%
– 15.72 6.72% 35.9 0.90% (0.33)% 1.57% (1.00)% 68%
– 14.73 28.31% 33.7 0.90% (0.31)% 1.64% (1.05)% 64%
– 11.48 (2.21)% 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Mid Cap Stock Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 36.97 $ 0.14 $ 4.33 $ 4.47 $ (0.16) $ (4.03)
Year Ended 10/31/2025
(d)
37.40 0.23 0.87 1.10 (0.19) (1.34)
Year Ended 10/31/2024 29.59 0.24 8.07 8.31 (0.15) (0.35)
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(d)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Class A Shares
Period Ended 4/30/2026 (unaudited) 30.94 0.06 3.60 3.66 (0.11) (4.03)
Year Ended 10/31/2025 31.54 0.11 0.75 0.86 (0.12) (1.34)
Year Ended 10/31/2024 25.02 0.09 6.87 6.96 (0.09) (0.35)
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Moderate Allocation Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 17.44 0.18 0.57 0.75 (0.19) (0.89)
Year Ended 10/31/2025 16.43 0.34 1.82 2.16 (0.37) (0.78)
Year Ended 10/31/2024 13.56 0.35 3.02 3.37 (0.36) (0.14)
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Class A Shares
Period Ended 4/30/2026 (unaudited) 17.37 0.16 0.57 0.73 (0.17) (0.89)
Year Ended 10/31/2025 16.38 0.30 1.81 2.11 (0.34) (0.78)
Year Ended 10/31/2024 13.52 0.31 3.02 3.33 (0.33) (0.14)
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
**
Per share amounts have been calculated using the average shares outstanding method.
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (4.19) $ 37.25 12.94% $ 1,635.6 0.76% 0.65% 0.76% 0.65% 34%
(1.53) 36.97 2.81% 1,752.5 0.75% 0.64% 0.75% 0.64% 53%
(0.50) 37.40 28.27% 2,499.9 0.74% 0.58% 0.74% 0.58% 42%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(4.14) 30.46 12.83% 1,373.0 0.98% 0.43% 0.98% 0.43% 34%
(1.46) 30.94 2.59% 1,333.3 0.97% 0.41% 0.97% 0.41% 53%
(0.44) 31.54 28.01% 1,459.0 0.96% 0.35% 0.96% 0.35% 42%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(1.08) 17.11 4.53% 2,235.1 0.53% 2.22% 0.73% 2.01% 25%
(1.15) 17.44 13.87% 2,092.1 0.54% 2.09% 0.74% 1.89% 59%
(0.50) 16.43 25.17% 1,789.3 0.54% 2.23% 0.74% 2.03% 50%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(1.06) 17.04 4.43% 2,131.0 0.76% 2.00% 0.96% 1.79% 25%
(1.12) 17.37 13.53% 2,116.1 0.76% 1.88% 0.96% 1.67% 59%
(0.47) 16.38 24.90% 2,011.4 0.77% 2.01% 0.97% 1.81% 50%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Moderately Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 19.66 $ 0.19 $ 0.96 $ 1.15 $ (0.27) $ (1.10)
Year Ended 10/31/2025 18.22 0.30 2.36 2.66 (0.38) (0.84)
Year Ended 10/31/2024 14.82 0.31 3.69 4.00 (0.29) (0.31)
Year Ended 10/31/2023 14.61 0.25 0.42 0.67 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Class A Shares
Period Ended 4/30/2026 (unaudited) 19.42 0.17 0.94 1.11 (0.23) (1.10)
Year Ended 10/31/2025 18.00 0.26 2.34 2.60 (0.34) (0.84)
Year Ended 10/31/2024 14.65 0.28 3.64 3.92 (0.26) (0.31)
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Moderately Conservative Allocation Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 14.11 0.20 0.31 0.51 (0.20) (0.51)
Year Ended 10/31/2025 13.12 0.37 1.06 1.43 (0.40) (0.04)
Year Ended 10/31/2024 11.29 0.36 1.84 2.20 (0.37) –
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Class A Shares
Period Ended 4/30/2026 (unaudited) 14.06 0.18 0.32 0.50 (0.19) (0.51)
Year Ended 10/31/2025 13.07 0.34 1.06 1.40 (0.37) (0.04)
Year Ended 10/31/2024 11.25 0.33 1.83 2.16 (0.34) –
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.37) $ 19.44 6.18% $ 2,828.2 0.55% 2.05% 0.78% 1.81% 18%
(1.22) 19.66 15.36% 2,610.4 0.56% 1.68% 0.79% 1.45% 49%
(0.60) 18.22 27.53% 2,172.6 0.58% 1.81% 0.81% 1.58% 38%
(0.46) 14.82 4.68% 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(1.33) 19.20 6.04% 2,805.5 0.77% 1.83% 1.01% 1.60% 18%
(1.18) 19.42 15.18% 2,747.2 0.79% 1.48% 1.01% 1.25% 49%
(0.57) 18.00 27.26% 2,564.2 0.79% 1.67% 1.02% 1.44% 38%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.71) 13.91 3.78% 607.5 0.56% 2.94% 0.72% 2.78% 25%
(0.44) 14.11 11.17% 580.8 0.57% 2.79% 0.72% 2.63% 57%
(0.37) 13.12 19.64% 518.6 0.57% 2.84% 0.73% 2.68% 54%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.70) 13.86 3.67% 605.9 0.80% 2.70% 0.96% 2.54% 25%
(0.41) 14.06 10.94% 608.2 0.81% 2.55% 0.97% 2.40% 57%
(0.34) 13.07 19.33% 598.8 0.81% 2.61% 0.97% 2.45% 54%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
O
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Money Market Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 1.00 $ 0.02 $ – $ 0.02 $ (0.02) $ –
Year Ended 10/31/2025 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Class A Shares
Period Ended 4/30/2026 (unaudited) 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2025 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2024 1.00 0.05 – 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Multisector Bond Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 9.27 0.22 (0.03) 0.19 (0.23) –
Year Ended 10/31/2025 9.07 0.45 0.20 0.65 (0.45) –
Year Ended 10/31/2024 8.46 0.45 0.61 1.06 (0.45) –
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 9.27 0.21 (0.03) 0.18 (0.22) –
Year Ended 10/31/2025 9.07 0.43 0.20 0.63 (0.43) –
Year Ended 10/31/2024 8.46 0.42 0.61 1.03 (0.42) –
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.02) $ 1.00 1.73% $ 2,523.5 0.33% 3.47% 0.33% 3.47% N/A
(0.04) 1.00 4.16% 2,498.3 0.32% 4.08% 0.32% 4.08% N/A
(0.05) 1.00 5.14% 2,102.7 0.33% 5.02% 0.33% 5.02% N/A
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.02) 1.00 1.74% 806.7 0.31% 3.49% 0.35% 3.44% N/A
(0.04) 1.00 4.18% 803.2 0.31% 4.10% 0.36% 4.05% N/A
(0.05) 1.00 5.15% 742.1 0.33% 5.03% 0.38% 4.98% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.23) 9.23 2.04% 711.3 0.64% 4.87% 0.64% 4.87% 47%
(0.45) 9.27 7.37% 761.8 0.63% 4.99% 0.63% 4.99% 95%
(0.45) 9.07 12.67% 681.9 0.63% 4.97% 0.63% 4.97% 107%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.22) 9.23 1.92% 146.9 0.88% 4.63% 0.88% 4.63% 47%
(0.43) 9.27 7.11% 15 1 .5 0.88% 4.74% 0.88% 4.74% 95%
(0.42) 9.07 12.39% 159.1 0.89% 4.71% 0.89% 4.71% 107%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 10.14 $ 0.19 $ (0.06) $ 0.13 $ (0.19) $ –
Year Ended 10/31/2025 10.26 0.37 (0.11) 0.26 (0.38) –
Year Ended 10/31/2024 9.38 0.36 0.89 1.25 (0.37) –
Year Ended 10/31/2023 9.58 0.33 (0.19) 0.14 (0.34) –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 10.14 0.17 (0.05) 0.12 (0.18) –
Year Ended 10/31/2025 10.26 0.34 (0.11) 0.23 (0.35) –
Year Ended 10/31/2024 9.38 0.33 0.89 1.22 (0.34) –
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Short-Term Bond Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 12.58 0.27 (0.08) 0.19 (0.27) –
Year Ended 10/31/2025 12.38 0.52 0.20 0.72 (0.52) –
Year Ended 10/31/2024 11.87 0.46 0.51 0.97 (0.46) –
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Class A Shares
Period Ended 4/30/2026 (unaudited) 12.58 0.26 (0.07) 0.19 (0.26) –
Year Ended 10/31/2025 12.38 0.50 0.20 0.70 (0.50) –
Year Ended 10/31/2024 11.87 0.44 0.51 0.95 (0.44) –
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Small Cap Growth Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) 18.63 (0.11) 1.68 1.57 – (0.16)
Year Ended 10/31/2025 17.78 (0.13) 0.98 0.85 – –
Year Ended 10/31/2024 13.66 (0.06) 4.18 4.12 – –
Year Ended 10/31/2023 15.36 – (1.70) (1.70) – –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.19) $ 10.08 1.30% $ 472.0 0.50% 3.79% 0.59% 3.70% 13%
(0.38) 10.14 2.63% 449.6 0.51% 3.74% 0.59% 3.67% 25%
(0.37) 10.26 13.36% 397.4 0.51% 3.52% 0.57% 3.46% 28%
(0.34) 9.38 1.32% 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.18) 10.08 1.17% 660.7 0.76% 3.53% 0.77% 3.52% 13%
(0.35) 10.14 2.36% 706.2 0.77% 3.48% 0.77% 3.48% 25%
(0.34) 10.26 13.07% 809.7 0.76% 3.27% 0.76% 3.27% 28%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.27) 12.50 1.51% 899.7 0.43% 4.33% 0.43% 4.33% 43%
(0.52) 12.58 5.92% 1,002.4 0.44% 4.17% 0.44% 4.17% 81%
(0.46) 12.38 8.26% 1,118.6 0.43% 3.72% 0.43% 3.72% 64%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.26) 12.51 1.52% 238.9 0.58% 4.19% 0.58% 4.19% 43%
(0.50) 12.58 5.77% 236.7 0.58% 4.04% 0.58% 4.04% 81%
(0.44) 12.38 8.10% 228.2 0.59% 3.56% 0.59% 3.56% 64%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.16) 20.04 8.47% 76.8 0.95% (0.35)% 1.30% (0.70)% 67%
– 18.63 4.78% 135.0 0.95% (0.31)% 1.11% (0.47)% 97%
– 17.78 30.16% 225.1 0.95% (0.32)% 1.09% (0.46)% 67%
– 13.66 (11.07)% 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Stock Fund
Class S Shares
Period Ended 4/30/2026 (unaudited) $ 31.97 $ 0.12 $ 3.55 $ 3.67 $ (0.13) $ (0.63)
Year Ended 10/31/2025 32.54 0.17 (0.14) 0.03 (0.17) (0.43)
Year Ended 10/31/2024 24.70 0.15 7.83 7.98 (0.14) –
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(d)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Class A Shares
Period Ended 4/30/2026 (unaudited) 23.14 0.04 2.59 2.63 (0.10) (0.63)
Year Ended 10/31/2025 23.72 0.02 (0.04) (0.02) (0.13) (0.43)
Year Ended 10/31/2024 18.04 0.03 5.74 5.77 (0.09) –
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
Per share amounts have been calculated using the average shares outstanding method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.76) $ 34.88 11.59% $ 2,398.2 0.80% 0.69% 0.80% 0.69% 28%
(0.60) 31.97 0.00% 2,384.3 0.79% 0.52% 0.79% 0.52% 65%
(0.14) 32.54 32.34% 2,720.2 0.78% 0.51% 0.78% 0.51% 54%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(0.73) 25.04 11.49% 521.1 1.00% 0.48% 1.00% 0.48% 28%
(0.56) 23.14 (0.23)% 499.1 1.00% 0.31% 1.00% 0.31% 65%
(0.09) 23.72 32.04% 561.0 1.01% 0.30% 1.01% 0.30% 54%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met six times in 2025 – February
25, May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the
Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The
Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the
Funds; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from the Adviser throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund

(Unaudited)
analyses and an independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement for the Funds. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, the Adviser reported on the investment management, portfolio trading and compliance services provided to the Funds. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the
Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory
Agreement.
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds.
The Adviser reviewed with the Board the services provided by the Adviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance
Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, and operations, and the Adviser’s oversight of other service providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior

(Unaudited)
investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the three-year average performance ranking of the Class A and Class S shares (with equal weighting for each Fund and for the period ended
June 30, 2025) was 52% and 48%, respectively (with 1% being the best performance). To account for changes by Morningstar in asset allocation peer universes as of April 30, 2025, the Board compared the performance of the asset allocation Funds to the combined domestic and global peer universes as they existed prior to April 30, 2025, based on recommendations from
MPI and the Adviser. The Board also considered risk metrics, including standard deviations of return, and various factors affecting performance. The Board concluded that the performance of each individual Fund was either satisfactory or that the
Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board received information from MPI and the Adviser comparing advisory fees and overall expense ratios of the Funds to peer groups selected by MPI and peer universes published by Morningstar. The information was as of April 30, 2025.
As with performance, the comparisons for the asset allocation Funds were based on combined domestic and global peer universes as they existed prior to April 30, 2025, consistent with recommendations from MPI and the Adviser.
For advisory fees, the Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The Board conducted its review on a Fund-by-Fund basis. It noted that the advisory fees for 84% of Funds (Class
A) and 70% of Funds (Class S) were at or below the median of the relevant MPI peer group and that the advisory fees for
89% of Funds (Class A) and 74% of Funds (Class S) were at or below the median of the relevant Morningstar peer universe.
The Board reviewed information and explanations provided by the Adviser and MPI regarding the Fund advisory fees that were greater than the median of the relevant MPI peer group or Morningstar peer universe.
For overall expenses, the Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s overall expense ratio with the median overall expense ratio for the relevant Morningstar peer universe. With respect to each asset allocation Fund, the Board reviewed information prepared by the Adviser and MPI showing the overall expense ratio both with and without the expenses related to the Fund’s investment in underlying private equity investment funds. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Fund-by-Fund basis. It noted that the overall expense ratios for 74% of Funds (Class A) and 87% of Funds (Class S) were at or below the median of the relevant MPI peer group and that the overall expense ratios for 89% of Funds (Class A) and 96% of Funds
(Class S) were at or below the median of the relevant Morningstar peer universe (using expense ratios without private equity).
The Board reviewed information and explanations provided by the Adviser and MPI regarding Funds with overall expense ratios greater than the median of the relevant MPI peer group or Morningstar peer universe. For the asset allocation Funds, the Board reviewed information and explanations provided by the Adviser and MPI regarding private equity expenses, year-over-year changes in peer groups, peer universes and Fund expense ratios, and services provided by the Adviser in its management of the asset allocation Funds.

(Unaudited)
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management)
conducted a review of the allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of the allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered the Adviser’s views on whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Funds, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to the Funds. The
Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2026                                                      Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2026                                                      By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  June 26, 2026                                                      By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)